UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices)	(Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/19

Date of reporting period:	3/31/19

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Select Funds

March 31, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

U.S. Government Agency Obligations and Instrumentalities	30.6%
U.S. Treasury Obligations	26.8%
Corporate Debt	25.8%
Non-U.S. Government Agency Obligations	14.3%
Municipal Obligations	1.7%
Bank Loans	1.0%
Diversified Financial Services	0.4%
Sovereign Debt Obligations	0.1%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

U.S. Government Agency Obligations and Instrumentalities	33.0%
Corporate Debt	30.5%
U.S. Treasury Obligations	17.4%
Non-U.S. Government Agency Obligations	9.9%
Sovereign Debt Obligations	6.3%
Bank Loans	2.2%
Mutual Funds	0.2%
Purchased Options	0.1%
Municipal Obligations	0.0%
Preferred Stock	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 35% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 65% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/19

JP Morgan Chase & Co.	3.8%
Wells Fargo & Co.	3.1%
Cisco Systems, Inc.	3.1%
Verizon Communications, Inc.	2.9%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.3%
Apple, Inc.	2.1%
Pfizer, Inc.	1.9%
Intel Corp.	1.9%
Comcast Corp. Class A	1.9%

25.8%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/19

Financial	26.4%
Consumer, Non-cyclical	19.2%
Technology	10.2%
Industrial	9.9%
Energy	9.7%
Communications	9.5%
Consumer, Cyclical	5.6%
Utilities	3.7%
Basic Materials	3.1%
Mutual Funds	0.9%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 49% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 51% of the Fund’s portfolio, as of March 31, 2019. Effective February 5, 2019, Boston Partners replaced Wellington Management Company LLP (Wellington Management) as a co-subadviser of the Fund.

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/19

Johnson & Johnson	2.7%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.3%
Wells Fargo & Co.	2.3%
Pfizer, Inc.	2.2%
United Technologies Corp.	2.2%
Comcast Corp. Class A	2.2%
DowDuPont, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Verizon Communications, Inc.	2.0%

22.5%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/19

Financial	22.8%
Consumer, Non-cyclical	18.1%
Energy	11.5%
Industrial	10.6%
Communications	9.1%
Consumer, Cyclical	8.3%
Technology	7.0%
Basic Materials	5.4%
Utilities	3.9%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/19

Microsoft Corp.	3.8%
Apple, Inc.	3.6%
Amazon.com, Inc.	3.1%
Facebook, Inc. Class A	1.7%
Berkshire Hathaway, Inc. Class B	1.6%
Johnson & Johnson	1.6%
Alphabet, Inc. Class C	1.5%
Alphabet, Inc. Class A	1.5%
Exxon Mobil Corp.	1.4%
JP Morgan Chase & Co.	1.4%

21.2%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	22.1%
Financial	17.3%
Technology	16.4%
Communications	14.7%
Industrial	9.2%
Consumer, Cyclical	8.3%
Energy	5.3%
Utilities	3.3%
Basic Materials	2.1%
Mutual Funds	0.0%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 29% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 71% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/19

Chubb Ltd.	4.0%
Microsoft Corp.	3.9%
McDonald’s Corp.	3.6%
American Tower Corp.	3.5%
The Coca-Cola Co.	3.4%
PepsiCo, Inc.	3.2%
Medtronic PLC	3.2%
Diageo PLC	3.2%
Colgate-Palmolive Co.	2.9%
Danaher Corp.	2.7%

33.6%

MassMutual Select Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	29.4%
Financial	25.0%
Industrial	13.4%
Consumer, Cyclical	11.3%
Technology	6.8%
Basic Materials	3.7%
Energy	3.3%
Communications	3.2%
Utilities	1.9%
Mutual Funds	0.0%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/19

Microsoft Corp.	7.3%
Alphabet, Inc. Class C	5.9%
Amazon.com, Inc.	5.5%
Apple, Inc.	3.9%
Visa, Inc. Class A	3.0%
Facebook, Inc. Class A	2.7%
Mastercard, Inc. Class A	2.7%
American Tower Corp.	2.4%
PayPal Holdings, Inc.	2.3%
NIKE, Inc. Class B	1.9%

37.6%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/19

Technology	26.4%
Consumer, Non-cyclical	22.2%
Communications	19.7%
Financial	11.6%
Consumer, Cyclical	9.8%
Industrial	9.4%
Basic Materials	0.5%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 55% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 45% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/19

Amazon.com, Inc.	8.4%
Facebook, Inc. Class A	5.1%
Visa, Inc. Class A	4.8%
Microsoft Corp.	4.6%
Alibaba Group Holding Ltd. Sponsored ADR	4.5%
Alphabet, Inc. Class C	3.7%
Oracle Corp.	2.3%
Alphabet, Inc. Class A	2.2%
The Boeing Co.	2.0%
Autodesk, Inc.	1.9%

39.5%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/19

Communications	29.8%
Consumer, Non-cyclical	25.7%
Technology	18.9%
Financial	10.4%
Industrial	7.0%
Consumer, Cyclical	6.4%
Energy	0.8%
Basic Materials	0.2%
Utilities	0.2%
Mutual Funds	0.1%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 52% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 48% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/19

Visa, Inc. Class A	6.1%
Alibaba Group Holding Ltd. Sponsored ADR	4.8%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.3%
Alphabet, Inc. Class A	4.3%
ServiceNow, Inc.	3.9%
Netflix, Inc.	3.4%
Illumina, Inc.	2.9%
IQVIA Holdings, Inc.	2.9%
Dollar Tree, Inc.	2.7%

39.9%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/19

Communications	28.0%
Technology	23.3%
Consumer, Non-cyclical	22.3%
Financial	13.9%
Consumer, Cyclical	7.2%
Industrial	2.4%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/19

iShares Russell Mid-Cap Value ETF	3.0%
Northern Trust Corp.	3.0%
Zimmer Biomet Holdings, Inc.	3.0%
Hubbell, Inc.	2.6%
BB&T Corp.	2.1%
Xcel Energy, Inc.	2.0%
Weyerhaeuser Co.	1.9%
Johnson Controls International PLC	1.7%
Chubb Ltd.	1.5%
Southwest Airlines Co.	1.5%

22.3%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/19

Financial	27.1%
Industrial	18.0%
Consumer, Non-cyclical	15.7%
Consumer, Cyclical	11.6%
Utilities	9.4%
Energy	7.2%
Technology	5.4%
Mutual Funds	3.7%

Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 57% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 43% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/19

American Axle & Manufacturing Holdings, Inc.	1.6%
Federal Signal Corp.	1.6%
Brooks Automation, Inc.	1.5%
Diodes, Inc.	1.5%
Whirlpool Corp.	1.5%
MGIC Investment Corp.	1.5%
Darling Ingredients, Inc.	1.5%
II-VI, Inc.	1.4%
TriMas Corp.	1.4%
Simpson Manufacturing Co., Inc.	1.4%

14.9%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/19

Industrial	29.4%
Financial	24.1%
Consumer, Non-cyclical	11.9%
Consumer, Cyclical	8.6%
Technology	7.9%
Basic Materials	6.1%
Energy	3.1%
Utilities	1.8%
Communications	1.1%
Mutual Funds	0.1%

Total Long-Term Investments	94.1%
Short-Term Investments and Other Assets and Liabilities	5.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 36% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 38% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 26% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/19

Spire, Inc.	1.2%
Radian Group, Inc.	1.1%
Hancock Whitney Corp.	1.0%
Wintrust Financial Corp.	1.0%
First Interstate BancSystem, Inc. Class A	1.0%
Argo Group International Holdings Ltd.	1.0%
IBERIABANK Corp.	0.9%
Healthcare Realty Trust, Inc.	0.9%
American Assets Trust, Inc.	0.8%
El Paso Electric Co.	0.8%

9.7%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/19

Financial	37.0%
Consumer, Non-cyclical	13.6%
Industrial	13.4%
Consumer, Cyclical	7.6%
Energy	6.6%
Utilities	6.4%
Technology	5.4%
Communications	4.7%
Basic Materials	2.5%
Mutual Funds	2.4%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/19

IDEX Corp.	0.7%
Zebra Technologies Corp. Class A	0.7%
Steris PLC	0.6%
Domino’s Pizza, Inc.	0.6%
The Ultimate Software Group, Inc.	0.6%
Trimble, Inc.	0.6%
PTC, Inc.	0.6%
Camden Property Trust	0.6%
UGI Corp.	0.6%
Lennox International, Inc.	0.6%

6.2%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/19

Financial	24.9%
Industrial	18.9%
Consumer, Non-cyclical	15.9%
Consumer, Cyclical	13.0%
Technology	9.8%
Basic Materials	5.1%
Utilities	4.3%
Energy	4.2%
Communications	3.7%
Mutual Funds	1.7%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

* The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/19

Etsy, Inc.	0.4%
Five Below, Inc.	0.3%
The Trade Desk, Inc. Class A	0.3%
Integrated Device Technology, Inc.	0.3%
HubSpot, Inc.	0.3%
Planet Fitness, Inc. Class A	0.3%
Cree, Inc.	0.3%
Ciena Corp.	0.3%
Primerica, Inc.	0.3%
Array BioPharma, Inc.	0.3%

3.1%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/19

Financial	24.4%
Consumer, Non-cyclical	22.1%
Industrial	12.7%
Consumer, Cyclical	12.3%
Technology	10.5%
Communications	6.5%
Mutual Funds	5.3%
Energy	3.8%
Utilities	3.6%
Basic Materials	3.2%
Rights	0.0%

Total Long-Term Investments	104.4%
Short-Term Investments and Other Assets and Liabilities	(4.4)%

Net Assets	100.0%

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 72% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 28% of the Fund’s portfolio, as of March 31, 2019.

Except as noted below, the MassMutual Select Mid Cap Growth Fund has not been available for purchase by new investors since August 15, 2018. Customers who were invested in the Fund on August 15, 2018 will continue to be able to invest. Investment products and programs offered by MassMutual or its affiliates, including, but not limited to, certain separate investment accounts, mutual funds, collective trust funds, qualified and non-qualified retirement plans, and IRA customers, as well as other institutional investors and programs sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm, may be able to purchase the Fund at the discretion of MML Advisers. Sales of Fund shares may be further restricted or reopened in the future.

MassMutual Select Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/19

Teleflex, Inc.	2.1%
The Cooper Cos., Inc.	2.0%
Ball Corp.	1.9%
Microchip Technology, Inc.	1.7%
Workday, Inc. Class A	1.5%
Dollar General Corp.	1.5%
Hologic, Inc.	1.4%
Agilent Technologies, Inc.	1.3%
Harris Corp.	1.3%
Global Payments Inc.	1.3%

16.0%

MassMutual Select Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	28.3%
Industrial	19.0%
Consumer, Cyclical	16.0%
Technology	14.7%
Financial	7.4%
Basic Materials	3.3%
Communications	3.1%
Energy	2.6%
Utilities	0.9%
Mutual Funds	0.5%

Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 65% of the Fund’s portfolio; and OFI Global Institutional, Inc. (OFI Global), which oversaw approximately 35% of the Fund’s portfolio, as of March 31, 2019.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/19

Insulet Corp.	1.9%
Omnicell, Inc.	1.3%
Planet Fitness, Inc. Class A	1.3%
HubSpot, Inc.	1.3%
The Trade Desk, Inc. Class A	1.1%
PRA Health Sciences, Inc.	1.0%
Chart Industries, Inc.	1.0%
ITT, Inc.	0.9%
Penumbra, Inc.	0.9%
Haemonetics Corp.	0.9%

11.6%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	27.5%
Technology	15.7%
Financial	14.2%
Consumer, Cyclical	13.7%
Industrial	11.9%
Communications	7.6%
Basic Materials	3.7%
Mutual Funds	2.9%
Energy	2.4%
Utilities	0.4%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/19

Nestle SA Registered	2.1%
Novartis AG Registered	1.5%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.2%
BP PLC	1.0%
Royal Dutch Shell PLC Class A	1.0%
Toyota Motor Corp.	1.0%
Total SA	1.0%
AIA Group Ltd.	0.9%
Royal Dutch Shell PLC Class B	0.8%

11.9%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	24.6%
Financial	21.9%
Industrial	12.4%
Consumer, Cyclical	12.0%
Basic Materials	6.3%
Communications	5.8%
Energy	5.7%
Technology	4.1%
Utilities	3.7%
Mutual Funds	3.0%
Diversified	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 61% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 39% of the Fund’s portfolio as of March 31, 2019.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/19

Nestle SA Registered	2.7%
Bayer AG Registered	2.2%
Intesa Sanpaolo SpA	1.9%
AIA Group Ltd.	1.9%
Roche Holding AG	1.8%
BNP Paribas SA	1.7%
Hoya Corp.	1.6%
Air Liquide SA	1.6%
SAP SE	1.5%
Schneider Electric SE	1.5%

18.4%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	27.1%
Financial	18.8%
Industrial	15.0%
Consumer, Cyclical	14.3%
Technology	7.5%
Communications	6.1%
Basic Materials	5.9%
Energy	2.1%
Mutual Funds	1.9%
Utilities	0.7%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/19

Samsung Electronics Co. Ltd.	1.9%
Alibaba Group Holding Ltd. Sponsored ADR	1.9%
Tencent Holdings Ltd.	1.8%
AIA Group Ltd.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Nestle SA Registered	1.4%
Roche Holding AG	1.3%
Novartis AG Registered	1.3%
HDFC Bank Ltd. ADR	1.2%
Nippon Telegraph & Telephone Corp.	1.2%

15.2%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/19

Financial	24.1%
Consumer, Non-cyclical	21.0%
Communications	11.7%
Industrial	10.2%
Consumer, Cyclical	9.7%
Technology	8.1%
Basic Materials	5.4%
Energy	4.2%
Mutual Funds	1.9%
Utilities	1.8%
Diversified	0.8%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.3%

BANK LOANS — 1.0%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan E, 1 mo. LIBOR + 2.500% 4.999% VRN 5/30/25	$199,496	$194,010

Commercial Services — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.488% VRN 1/15/25	142,788	141,487

Computers — 0.1%
Dell International LLC, 2017 Term Loan A2, 1 mo. LIBOR + 1.750% 4.250% VRN 9/07/21	494,122	492,067

Diversified Financial Services — 0.4%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 4.351% VRN 10/06/23	3,200,000	3,194,400

Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.500% VRN 12/27/24	99,246	98,874
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250% 4.749% VRN 10/15/25	174,563	172,599

		271,473

Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750% 4.249% VRN 6/28/24	99,242	98,895

Health Care – Services — 0.0%
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.250% VRN 7/02/25	89,550	89,662
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.351% VRN 6/07/23	153,134	148,014

		237,676

Investment Companies — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, 0.000% 3/18/26 (f)	400,000	395,252

	Principal Amount	Value
Lodging — 0.0%
Caesars Entertainment Operating Co, Exit Term Loan, 1 mo. LIBOR + 2.000% 4.499% VRN 10/06/24	$129,020	$125,859

Machinery – Construction & Mining — 0.0%
CommScope, Inc., 2019 Term Loan B, 0.000% 2/06/26 (f)	300,000	299,499

Media — 0.1%
CSC Holdings, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 4.734% 1/15/26	430,000	416,992
Telenet Financing USD LLC, USD Term Loan AN, 1 mo. LIBOR + 2.250% 4.734% VRN 8/15/26	300,000	293,184
Unitymedia Finance LLC, 2018 Term Loan E, 1 mo. LIBOR + 2.000% 4.484% VRN 6/01/23	350,000	345,517

		1,055,693

Packaging & Containers — 0.0%
Berry Global, Inc., 2018 Term Loan S, 1 mo. LIBOR + 1.750% 4.243% VRN 2/08/20	300,000	298,821

Real Estate Investment Trusts (REITS) — 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 0.000% VRN 3/21/25 (f)	150,000	147,804

Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250% 4.749% VRN 2/16/24	413,604	406,709

Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750%, VR 5.249% VRN 3/01/24	248,705	245,208
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000%, 4.486% VRN 4/26/24	210,000	209,341
IQVIA, Inc., 2017 USD Term Loan B2, 3 mo. LIBOR + 2.000% 4.601% VRN 1/17/25	163,753	163,016
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 2.250% 4.749% 4/16/25	37,505	37,158
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 2.250% 4.749% 4/16/25	51,446	50,971

		705,694

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.500% VRN 4/11/25	$496,250	$485,243
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.000% VRN 2/02/24	248,101	241,279

		726,522

Transportation — 0.0%
PODS, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.243% VRN 12/06/24	129,018	126,331

TOTAL BANK LOANS (Cost $8,968,849)		8,918,192

CORPORATE DEBT — 25.8%
Advertising — 0.0%
Clear Channel International BV 8.750% 12/15/20 (a)	166,000	170,358

Aerospace & Defense — 0.3%
L3 Technologies, Inc. 4.400% 6/15/28	1,295,000	1,358,858
Northrop Grumman Corp. 3.250% 1/15/28	1,375,000	1,352,040

		2,710,898

Agriculture — 0.2%
BAT Capital Corp. 4.390% 8/15/37	340,000	304,212
4.540% 8/15/47	920,000	805,863
Reynolds American, Inc. 4.450% 6/12/25	425,000	436,871

		1,546,946

Airlines — 0.7%
America West Airlines, Inc. 8.057% 1/02/22	662,744	694,794
Continental Airlines, Inc. 8.048% 5/01/22	1,250,860	1,285,259
5.983% 10/19/23	3,248,390	3,416,982
US Airways, Inc. 7.125% 4/22/25	1,002,467	1,111,134

		6,508,169

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC 1.897% 8/12/19	1,000,000	995,803
2.343% 11/02/20	1,270,000	1,241,790
2.425% 6/12/20	570,000	562,518
3.339% 3/28/22	955,000	927,559
3.677% FRN 10/12/21 (b)	455,000	440,833
4.250% 9/20/22	435,000	431,935
5.596% 1/07/22	2,326,000	2,399,013

	Principal Amount	Value
General Motors Co. 4.875% 10/02/23	$150,000	$155,993
General Motors Financial Co., Inc. 2.400% 5/09/19	335,000	334,856
3.450% 4/10/22	1,400,000	1,400,083

		8,890,383

Banks — 4.6%
Bank of America Corp. 2.738% VRN 1/23/22 (b)	2,180,000	2,171,545
3.004% VRN 12/20/23 (b)	425,000	423,308
3.093% VRN 10/01/25 (b)	1,395,000	1,383,437
3.970% VRN 3/05/29 (b)	1,000,000	1,018,195
4.271% VRN 7/23/29 (b)	3,500,000	3,644,293
Discover Bank 4.200% 8/08/23	2,120,000	2,204,064
Global Bank Corp. 4.500% 10/20/21 (a)	200,000	201,800
The Goldman Sachs Group, Inc. 3.272% VRN 9/29/25 (b)	2,320,000	2,290,194
3.814% VRN 4/23/29 (b)	870,000	861,900
3.850% 7/08/24	1,150,000	1,172,332
3.850% 1/26/27	4,055,000	4,070,821
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155% 3.220% VRN 3/01/25	1,000,000	999,686
3 mo. USD LIBOR + 1.337% 3.782% VRN 2/01/28	2,000,000	2,037,410
4.023% VRN 12/05/24 (b)	2,130,000	2,210,478
Lloyds Bank PLC 3.300% 5/07/21	1,230,000	1,239,600
Lloyds Banking Group PLC 2.907% VRN 11/07/23 (b)	910,000	887,710
Morgan Stanley 3 mo. USD LIBOR + .930% 3.691% FRN 7/22/22	3,000,000	3,015,792
5.500% 1/26/20	2,000,000	2,043,142
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,995,044
2.875% 8/05/21	1,000,000	991,380
Santander UK PLC 3.400% 6/01/21	1,265,000	1,274,656
Wells Fargo & Co. 2.625% 7/22/22	1,816,000	1,802,637
3.000% 4/22/26	1,345,000	1,314,184
3.000% 10/23/26	1,500,000	1,462,617
3.550% 9/29/25	75,000	76,234
4.150% 1/24/29	100,000	104,533

		40,896,992

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46 (a)	1,440,000	1,446,314

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc. 4.750% 1/23/29	$840,000	$894,934
Bacardi Ltd. 4.700% 5/15/28 (a)	460,000	459,916
5.300% 5/15/48 (a)	430,000	412,134

		3,213,298

Biotechnology — 0.5%
Amgen, Inc. 4.400% 5/01/45	1,680,000	1,646,852
Celgene Corp. 3.450% 11/15/27	500,000	493,950
3.875% 8/15/25	676,000	691,210
4.625% 5/15/44	160,000	161,105
5.000% 8/15/45	500,000	524,694
Gilead Sciences, Inc. 4.150% 3/01/47	1,345,000	1,297,757

		4,815,568

Chemicals — 0.2%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	300,000	300,375
International Flavors & Fragrances, Inc. 5.000% 9/26/48	1,265,000	1,327,922
Valvoline, Inc. 5.500% 7/15/24	450,000	457,875

		2,086,172

Commercial Services — 0.2%
IHS Markit Ltd. 4.000% 3/01/26 (a)	124,000	123,876
4.750% 2/15/25 (a)	505,000	525,700
4.750% 8/01/28	750,000	784,732
5.000% 11/01/22 (a)	335,000	349,506
Matthews International Corp. 5.250% 12/01/25 (a)	275,000	264,000

		2,047,814

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc. 5.000% 7/01/25 (a)	416,000	404,573

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	255,404
Air Lease Corp. 4.750% 3/01/20	1,465,000	1,488,056
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	885,000	874,035
4.418% 11/15/35	2,548,000	2,355,592

		4,973,087

Electric — 1.8%
AEP Texas, Inc. 3.850% 10/01/25 (a)	2,000,000	2,043,967

	Principal Amount	Value
Alabama Power Co. 3.950% 6/01/21	$2,100,000	$2,130,773
Ameren Illinois Co. 3.700% 12/01/47	480,000	471,307
Consolidated Edison Co. of New York, Inc. 4.650% 12/01/48	1,000,000	1,100,978
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	719,981
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,282,164
FirstEnergy Transmission LLC 5.450% 7/15/44 (a)	600,000	677,759
Metropolitan Edison Co. 4.000% 4/15/25 (a)	985,000	1,009,101
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,079,135
NextEra Energy Capital Holdings, Inc. 3.218% FRN 5/04/21 (b)	4,000,000	3,998,365

		15,513,530

Entertainment — 0.1%
Churchill Downs, Inc. 5.500% 4/01/27 (a)	544,000	551,616

Environmental Controls — 0.1%
Republic Services, Inc. 3.375% 11/15/27	450,000	453,019

Foods — 1.0%
Chobani LLC/Chobani Finance Corp., Inc. 7.500% 4/15/25 (a) (c)	188,000	168,495
Conagra Brands, Inc. 4.850% 11/01/28 (c)	840,000	882,222
General Mills, Inc. 4.200% 4/17/28 (c)	750,000	779,345
4.700% 4/17/48	395,000	394,396
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	865,041
5.200% 7/15/45	1,750,000	1,688,851
The Kroger Co. 5.400% 1/15/49	850,000	880,770
Mondelez International Holdings Netherlands BV 2.000% 10/28/21 (a)	1,500,000	1,462,071
Pilgrim’s Pride Corp. 5.875% 9/30/27 (a)	319,000	321,393
Post Holdings, Inc. 5.000% 8/15/26 (a)	445,000	432,763
Tyson Foods, Inc. 4.350% 3/01/29	865,000	894,296

		8,769,643

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
KeySpan Gas East Corp. 5.819% 4/01/41 (a)	$1,337,000	$1,621,743

Health Care – Products — 0.2%
Becton Dickinson and Co. 3.476% FRN 12/29/20 (b)	1,312,000	1,312,120
Hill-Rom Holdings, Inc. 5.750% 9/01/23 (a)	400,000	412,500
Teleflex, Inc. 4.625% 11/15/27	226,000	224,165

		1,948,785

Health Care – Services — 1.5%
Aetna, Inc. 3.500% 11/15/24	500,000	500,322
Anthem, Inc. 3.500% 8/15/24	2,000,000	2,024,995
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	160,000	158,400
Centene Corp. 5.375% 6/01/26 (a)	253,000	264,069
5.625% 2/15/21	888,000	901,320
CHS/Community Health Systems, Inc. 8.000% 3/15/26 (a)	184,000	176,640
8.625% 1/15/24 (a)	123,000	123,154
Cigna Holding Co. 3.050% 10/15/27	1,395,000	1,317,880
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (a)	2,530,000	2,546,267
HCA, Inc. 5.250% 4/15/25	644,000	691,513
5.375% 2/01/25	179,000	189,740
5.875% 2/01/29	235,000	253,201
6.500% 2/15/20	1,052,000	1,082,575
Molina Healthcare, Inc. 5.375% STEP 11/15/22	460,000	477,531
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,899,411
Tenet Healthcare Corp. 4.375% 10/01/21	180,000	183,132
4.500% 4/01/21	500,000	507,500
4.750% 6/01/20	75,000	75,937
WellCare Health Plans, Inc. 5.250% 4/01/25	255,000	263,925

		13,637,512

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	321,000	335,044
5.125% 2/01/28	152,000	139,460

	Principal Amount	Value
Spectrum Brands, Inc. 5.750% 7/15/25	$500,000	$503,750

		978,254

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	1,000,000	988,834

Insurance — 1.2%
Berkshire Hathaway Finance Corp. 4.200% 8/15/48	1,000,000	1,036,073
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (a)	1,750,000	1,833,864
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (a)	3,290,000	3,231,438
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661% 4.375% VRN 9/15/54 (a)	4,000,000	4,133,381

		10,234,756

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc. 5.750% 1/15/27 (a)	262,000	261,424

Media — 1.0%
CBS Corp. 3.700% 6/01/28	1,020,000	993,916
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	273,000	274,706
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	3,200,000	3,084,410
Comcast Corp. 3.150% 2/15/28	750,000	733,887
4.600% 10/15/38	1,000,000	1,070,477
4.700% 10/15/48	1,190,000	1,290,087
CSC Holdings LLC 5.375% 2/01/28 (a)	300,000	300,750
6.500% 2/01/29 (a)	300,000	319,500
DISH DBS Corp. 5.875% 7/15/22	200,000	193,560
Viacom, Inc. 3.875% 4/01/24	891,000	907,243

		9,168,536

Miscellaneous – Manufacturing — 1.0%
General Electric Co. 2.200% 1/09/20	1,800,000	1,788,411
5.550% 5/04/20	875,000	897,910
4.625% 1/07/21	1,195,000	1,226,864
4.650% 10/17/21	840,000	870,544

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.550% 1/05/26	$1,275,000	$1,349,806
5.875% 1/14/38	716,000	761,636
Siemens Financierings NV 1.700% 9/15/21 (a) (c)	1,575,000	1,537,214

		8,432,385

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 4.500% 7/15/44	400,000	376,407
Antero Resources Corp. 5.000% 3/01/25 (c)	191,000	187,658
5.125% 12/01/22	500,000	502,650
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	375,949
Centennial Resource Production LLC 6.875% 4/01/27 (a)	234,000	236,293
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	35,000	35,781
EQT Corp. 3.900% 10/01/27	1,895,000	1,772,432
KazMunayGas National Co. JSC 5.375% 4/24/30	200,000	209,536
Matador Resources Co. 5.875% 9/15/26	265,000	264,337
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (a)	270,000	268,650
Petrobras Global Finance BV 5.750% 2/01/29	200,000	198,100
Petroleos Mexicanos 6.500% 1/23/29	870,000	862,170
Range Resources Corp. 4.875% 5/15/25 (c)	203,000	188,282
5.000% 3/15/23 (c)	200,000	196,000
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	321,300	326,119
Transocean Pontus Ltd. 6.125% 8/01/25 (a)	379,890	384,639
Transocean Poseidon Ltd. 6.875% 2/01/27 (a)	122,000	126,880

		6,511,883

Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (a)	136,800	140,391
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27 (a)	217,000	220,526

		360,917

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 4.500% 5/15/28 (a)	965,000	1,013,497

	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.000% 2/15/25 (a)	$170,000	$170,000
7.250% 5/15/24 (a)	575,000	605,734
Ball Corp. 4.000% 11/15/23	200,000	201,500
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	225,000	217,406
OI European Group BV 4.000% 3/15/23 (a)	75,000	73,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	600,847	601,598
3 mo. USD LIBOR + 3.500% 6.287% FRN 7/15/21 (a)	665,000	667,493
WRKCo, Inc. 4.900% 3/15/29	850,000	919,953

		4,470,775

Pharmaceuticals — 1.5%
AbbVie, Inc. 4.450% 5/14/46	1,000,000	927,218
Allergan Finance LLC 3.250% 10/01/22	1,000,000	1,000,005
Allergan Funding SCS 4.550% 3/15/35	576,000	564,112
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,210,616
Bausch Health Cos., Inc. 5.500% 11/01/25 (a)	582,000	594,367
7.000% 3/15/24 (a)	152,000	160,816
Bayer US Finance Il LLC 4.375% 12/15/28 (a)	1,735,000	1,722,736
Bayer US Finance LLC 3.375% 10/08/24 (a)	760,000	743,041
Cigna Corp. 4.125% 11/15/25 (a)	2,000,000	2,069,966
CVS Health Corp. 4.000% 12/05/23	900,000	924,813
5.050% 3/25/48	1,720,000	1,732,736
Novartis Capital Corp. 4.000% 11/20/45	750,000	779,457
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	500,000	493,830

		12,923,713

Pipelines — 1.6%
Energy Transfer Operating LP 5.500% 6/01/27	264,000	286,026
5.875% 1/15/24	1,000,000	1,091,558
6.250% 4/15/49	305,000	341,626

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer Partners LP 5.950% 10/01/43	$750,000	$791,002
EQM Midstream Partners LP 5.500% 7/15/28	795,000	803,059
Florida Gas Transmission Co. LLC 7.900% 5/15/19 (a)	800,000	804,582
Kinder Morgan Energy Partners LP 3.500% 9/01/23	1,006,000	1,019,007
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,090,629
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	1,041,832
Sabine Pass Liquefaction LLC, Series WI, 5.750% 5/15/24	635,000	699,789
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	650,000	667,626
5.400% 10/01/47	950,000	948,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29 (a)	372,000	404,085
TC PipeLines LP 3.900% 5/25/27	1,500,000	1,483,379
Williams Cos., Inc. 3.700% 1/15/23	900,000	916,230
4.000% 9/15/25	1,000,000	1,027,066
4.500% 11/15/23	1,000,000	1,049,626

		14,465,968

Real Estate Investment Trusts (REITS) — 2.0%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,091,371
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,011,103
Boston Properties LP 3.850% 2/01/23	1,000,000	1,028,440
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	500,000	523,750
5.300% 1/15/29	620,000	647,032
5.375% 4/15/26	1,680,000	1,755,432
HCP, Inc. 4.000% 12/01/22	500,000	513,618
4.250% 11/15/23	2,570,000	2,677,920
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	468,000
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	995,713

	Principal Amount	Value
Ventas Realty LP 3.750% 5/01/24	$1,050,000	$1,074,631
3.850% 4/01/27	1,000,000	1,003,886
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,333,339
5.250% 1/15/22	750,000	791,508

		17,915,743

Retail — 0.2%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (a)	425,000	420,559
The Home Depot, Inc. 3.900% 12/06/28	470,000	499,428
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (a)	300,000	294,750
Rite Aid Corp. 6.125% 4/01/23 (a) (c)	625,000	515,625

		1,730,362

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	1,760,000	1,750,584
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	500,000	509,600

		2,260,184

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (a)	263,000	259,713
SS&C Technologies, Inc. 5.500% 9/30/27 (a)	261,000	263,610

		523,323

Telecommunications — 1.8%
AT&T, Inc. 4.750% 5/15/46	395,000	385,989
4.800% 6/15/44	3,050,000	2,994,373
4.850% 3/01/39	366,000	368,229
5.250% 3/01/37	1,875,000	1,964,465
CommScope Finance LLC 6.000% 3/01/26 (a)	257,000	265,833
Intelsat Jackson Holdings SA 5.500% 8/01/23	378,000	335,475
8.500% 10/15/24 (a)	293,000	284,942
9.750% 7/15/25 (a)	454,000	460,946
Koninklijke KPN NV 8.375% 10/01/30	700,000	890,000
Level 3 Financing, Inc. 5.250% 3/15/26	450,000	448,875
5.375% 5/01/25	100,000	101,230

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp. 6.875% 11/15/28	$146,000	$140,343
8.750% 3/15/32	225,000	237,397
Sprint Corp. 7.125% 6/15/24	49,000	49,735
7.625% 2/15/25	113,000	115,260
7.625% 3/01/26	59,000	59,797
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	843,750	843,497
4.738% 9/20/29 (a)	1,715,000	1,734,294
T-Mobile USA, Inc. 4.500% 2/01/26	400,000	399,781
4.750% 2/01/28	175,000	173,469
6.500% 1/15/24	301,000	312,664
Verizon Communications, Inc. 4.016% 12/03/29 (a)	1,050,000	1,080,209
4.500% 8/10/33	1,395,000	1,474,506
Vodafone Group PLC 4.375% 5/30/28	800,000	813,138

		15,934,447

Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	850,000	891,080

TOTAL CORPORATE DEBT (Cost $224,738,990)		228,812,690

MUNICIPAL OBLIGATIONS — 1.7%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,705,905
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,405,800
New York State Dormitory Authority 5.051% 9/15/27	600,000	684,210
State of California 7.950% 3/01/36	2,100,000	2,200,233

		14,996,148

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,918,691)		14,996,148

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.3%
Commercial MBS — 1.5%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (a) (b)	$1,280,000	$1,367,842
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (a)	945,000	993,978
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A 2.808% 4/10/28 (a)	900,000	898,972
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (a)	1,310,000	1,324,467
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% VRN 11/10/31 (a) (b)	1,220,000	1,213,105
COMM Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (a)	1,280,000	1,306,929
Series 2014-277P, Class A, 3.611% VRN 8/10/49 (a) (b)	1,340,000	1,390,129
Series 2013-300P, Class A1, 4.353% 8/10/30 (a)	1,240,000	1,317,201
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (a)	815,857	820,960
Liberty Street Trust, Series 2016-225L, Class A 3.597% 2/10/36 (a)	1,280,000	1,314,161
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% VRN 1/15/32 (a) (b)	1,320,000	1,371,803

		13,319,547

Home Equity ABS — 1.7%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490% 2.976% FRN 10/25/35	4,500,000	4,377,082
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190% 2.676% FRN 5/25/37	267,471	265,301
Home Equity Asset Trust Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 2.686% FRN 7/25/36	1,907,547	1,890,340
Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200% 3.686% FRN 10/25/33	3,652,392	3,660,002

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 2.706% FRN 1/25/36	$3,056,806	$2,998,064
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400% 2.886% FRN 12/25/35	1,860,965	1,856,939

		15,047,728

Other ABS — 2.6%
Barings CLO Ltd., Series 2013-IA, Class AR, 3.561% FRN 1/20/28 (a) (b)	3,650,000	3,620,033
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 2.646% FRN 1/25/34	186,535	184,533
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 3.341% FRN 8/25/34	691,147	684,836
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.846% FRN 10/25/35	988,819	972,574
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3.862% FRN 10/29/29 (a) (b)	2,100,000	2,094,424
LCM Ltd. 3 mo. USD LIBOR + 1.24% 1.000% FRN 7/15/27 (d)	1,400,000	1,398,464
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 3.286% FRN 10/25/35	420,998	413,301
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 3.537% FRN 4/15/29 (a) (b)	2,075,000	2,038,683
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3.587% FRN 1/15/28 (a) (b)	1,489,000	1,468,181
Magnetite XXI Ltd., Series 2019-21A, Class A, 3.909% FRN 4/20/30 (a) (b)	450,000	450,045
Morgan Stanley Capital I, Inc. Trust Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 2.776% FRN 1/25/36	4,324,177	4,239,086
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 2.776% FRN 2/25/36	4,681,799	4,590,219

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720% 3.206% FRN 10/25/35	$1,026,760	$1,024,141

		23,178,520

Student Loans ABS — 4.5%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.190% FRN 7/25/56 (a)	2,646,472	2,573,750
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 3.286% FRN 4/26/32 (a)	4,100,000	4,108,999
SLC Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.771% FRN 9/15/39	7,720,000	7,388,404
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.771% FRN 3/15/55	7,380,000	7,092,200
SLM Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.941% FRN 1/25/41	2,610,632	2,549,707
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 3.086% FRN 2/26/29	1,963,944	1,921,219
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 3.136% FRN 5/26/26	3,480,711	3,427,520
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.621% FRN 7/25/73	3,735,000	3,790,285
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 5.021% FRN 10/25/83	3,630,000	3,720,064
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 2.941% FRN 4/25/40 (a)	3,300,000	3,217,317

		39,789,465

WL Collateral CMO — 4.0%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 2.886% FRN 3/25/46	3,114,531	2,871,355
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.629% VRN 5/25/35 (b)	1,995,285	1,831,480
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 4.804% VRN 3/25/36 (b)	10,863	10,390

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CSMC Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (a) (b)	$3,783,331	$3,876,630
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 4.167% VRN 11/25/35 (b)	3,180,372	2,926,327
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.682% FRN 11/19/36	4,328,312	3,803,845
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 2.682% FRN 8/19/37	4,198,602	3,674,028
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 4.244% VRN 8/25/35 (b)	708,084	689,946
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 4.171% VRN 4/25/34 (b)	1,066,429	1,033,428
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.818% FRN 6/26/47 (a)	2,881,434	2,806,164
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 2.671% FRN 8/25/36	1,044,185	1,005,750
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230% 2.716% FRN 2/25/36	3,602,275	3,282,505
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 2.796% FRN 1/25/45	1,627,425	1,595,027
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,870,095	2,452,883
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2, Class 1A1, 5.000% 3/25/36	828,572	807,175
Series 2005-AR16, Class IIA1, 5.017% VRN 2/25/34 (b)	503,794	505,539
Series 2007-AR3, Class A4, 5.149% VRN 4/25/37 (b)	2,355,966	2,290,008

		35,462,480

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,222,475)		126,797,740

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Bahrain Government International Bond 7.000% 10/12/28	$200,000	$214,404
Colombia Government International Bond 4.500% 1/28/26	200,000	210,800
Oman Government International Bond 5.625% 1/17/28 (a)	200,000	187,452
Qatar Government International Bond 4.500% 4/23/28	200,000	213,718
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	198,059
Russian Foreign Bond 4.750% 5/27/26	200,000	206,000

		1,230,433

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,179,334)		1,230,433

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.6%
Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ05, Class A1, 1.418% 5/25/21	1,145,465	1,137,354
Series S8FX, Class A2 3.291% 3/25/27	3,955,000	4,024,103
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,233,971
Federal National Mortgage Association Series 2018-55, Class PA, 3.500% 1/25/47	3,971,004	4,057,529
Series 2018-54, Class KA, 3.500% 1/25/47	3,827,024	3,910,409
Series 2018-38, Class PA, 3.500% 6/25/47	4,460,917	4,546,154
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	1,696,349	1,732,546
3.500% 2/20/49	3,016,215	3,077,466

		24,719,532

Pass-Through Securities — 27.8%
Federal Home Loan Mortgage Corp. Pool #G18619 2.500% 11/01/31	1,137,660	1,132,177
Pool #G16770 2.500% 2/01/32	1,158,848	1,154,350
Pool #G18596 3.000% 4/01/31	812,583	821,812
Pool #G18691 3.000% 6/01/33	415,789	419,862

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08710 3.000% 6/01/46	$216,270	$215,543
Pool #G08715 3.000% 8/01/46	4,490,064	4,474,983
Pool #G08721 3.000% 9/01/46	607,265	605,225
Pool #G08726 3.000% 10/01/46	8,137,686	8,107,810
Pool #G08732 3.000% 11/01/46	5,571,551	5,551,096
Pool #G08741 3.000% 1/01/47	3,428,304	3,415,718
Pool #G08795 3.000% 1/01/48	2,867,510	2,856,087
Pool #G18713 3.500% 11/01/33	4,117,942	4,216,995
Pool #G16756 3.500% 1/01/34	1,175,594	1,207,178
Pool #G07848 3.500% 4/01/44	8,443,482	8,687,063
Pool #G07924 3.500% 1/01/45	3,345,806	3,433,962
Pool #G60138 3.500% 8/01/45	5,443,081	5,591,601
Pool #G08711 3.500% 6/01/46	4,207,384	4,280,112
Pool #G08716 3.500% 8/01/46	6,003,333	6,107,106
Pool #G67703 3.500% 4/01/47	4,128,240	4,226,692
Pool #G67706 3.500% 12/01/47	3,475,192	3,555,897
Pool #G67707 3.500% 1/01/48	3,445,674	3,530,001
Pool #G67708 3.500% 3/01/48	8,238,315	8,416,764
Pool #G67709 3.500% 3/01/48	9,379,176	9,585,268
Pool #G67711 4.000% 3/01/48	1,217,332	1,272,707
Pool #G67713 4.000% 6/01/48	8,191,816	8,549,089
Pool #G67714 4.000% 7/01/48	4,957,226	5,179,624
Pool #G67717 4.000% 11/01/48	4,475,575	4,676,365
Pool #G67718 4.000% 1/01/49	4,062,028	4,231,571
Pool #G08843 4.500% 10/01/48	3,873,202	4,047,256
Pool #G08826 5.000% 6/01/48	1,104,275	1,171,972
Pool #G08844 5.000% 10/01/48	440,615	466,801
Federal Home Loan Mortgage Corp. TBA(d) Pool #6949 4.500% 4/10/49	2,450,000	2,556,422
Federal National Mortgage Association Pool #AN2275 2.680% 8/01/28	2,940,000	2,876,700
Pool #AN1609 2.950% 5/01/31	2,208,750	2,196,608
Pool #MA3029 3.000% 6/01/32	927,479	936,410
Pool #MA1607 3.000% 10/01/33	4,190,106	4,239,177
Pool #AN1282 3.010% 4/01/28	1,900,000	1,914,405
Pool #AN6128 3.270% 7/01/32	1,880,000	1,895,967
Pool #AN0877 3.500% 2/01/31	948,038	986,985
Pool #AB4262 3.500% 1/01/32	3,337,409	3,429,379
Pool #MA1148 3.500% 8/01/42	7,429,739	7,574,115
Pool #CA0996 3.500% 1/01/48	223,417	227,968
Pool #MA3276 3.500% 2/01/48	932,732	947,068
Pool #MA3305 3.500% 3/01/48	3,096,855	3,144,453
Pool #MA3332 3.500% 4/01/48	127,839	129,684
Pool #AM7122 3.610% 11/01/34	1,831,784	1,910,846
Pool #BL0661 3.990% 11/01/33	4,301,598	4,619,663
Pool #MA2995 4.000% 5/01/47	2,853,026	2,953,826
Pool #AS9830 4.000% 6/01/47	2,505,951	2,596,054
Pool #MA3027 4.000% 6/01/47	2,643,959	2,737,373
Pool #AS9972 4.000% 7/01/47	2,176,988	2,255,263
Pool #AL9106 4.500% 2/01/46	860,763	903,216
Pool #CA1710 4.500% 5/01/48	5,065,123	5,297,526

	Principal Amount	Value
Pool #CA1711 4.500% 5/01/48	$93,285	$97,565
Pool #CA2208 4.500% 8/01/48	4,094,957	4,274,208
Federal National Mortgage Association TBA Pool #299 2.500% 5/01/32 (d)	1,050,000	1,043,437
Pool #29986 5.000% 5/13/49 (d)	3,050,000	3,220,848
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	5,691,099	5,724,770
Pool #MA4836 3.000% 11/20/47	4,735,031	4,757,127
Pool #MA4127 3.500% 12/20/46	3,696,963	3,782,765
Pool #MA4382 3.500% 4/20/47	809,788	828,076
Pool #MA4719 3.500% 9/20/47	7,756,882	7,927,213
Pool #MA4837 3.500% 11/20/47	1,015,996	1,038,306
Pool #MA4962 3.500% 1/20/48	6,529,955	6,673,345
Pool #MA5019 3.500% 2/20/48	3,596,129	3,675,096
Pool #MA4838 4.000% 11/20/47	2,331,697	2,412,238
Pool #MA4901 4.000% 12/20/47	1,975,481	2,043,718
Pool #MA5078 4.000% 3/20/48	2,020,873	2,088,151
Pool #MA5466 4.000% 9/20/48	1,449,532	1,497,336
Pool #MA5528 4.000% 10/20/48	5,988,007	6,185,487
Pool #MA4264 4.500% 2/20/47	873,321	914,452
Pool #MA4512 4.500% 6/20/47	6,642,665	6,955,516
Pool #MA3666 5.000% 5/20/46	91,209	97,540
Pool #MA3806 5.000% 7/20/46	575,527	615,470
Pool #MA4072 5.000% 11/20/46	108,677	116,253
Pool #MA4454 5.000% 5/20/47	2,923,968	3,083,040

		246,569,752

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $272,703,596)		271,289,284

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bonds & Notes — 26.8%
U.S. Treasury Bond 3.000% 2/15/49	60,630,000	62,831,627
U.S. Treasury Inflation Index 0.125% 7/15/24	275,571	272,084
0.375% 7/15/25	1,915,538	1,913,801
0.750% 7/15/28	3,037,848	3,104,564
U.S. Treasury Note 2.125% 3/31/24	69,390,000	69,003,477
2.250% 3/31/21	4,455,000	4,452,581
2.375% 2/29/24	24,930,000	25,093,603
2.500% 1/31/21	29,710,000	29,813,055
2.500% 2/28/21	11,460,000	11,505,213

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 1/31/24	$6,280,000	$6,352,956
2.625% 2/15/29	23,075,000	23,500,445

		237,843,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $234,787,728)		237,843,406

TOTAL BONDS & NOTES (Cost $881,519,663)		889,887,893

	Number of Shares
MUTUAL FUNDS — 0.4%

Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (e)	3,244,060	3,244,060

TOTAL MUTUAL FUNDS (Cost $3,244,060)		3,244,060

TOTAL LONG-TERM INVESTMENTS (Cost $884,763,723)		893,131,953

	Principal Amount
SHORT-TERM INVESTMENTS — 6.9%
Commercial Paper — 0.2%
Ford Motor Credit Co. 3.181% 4/04/19 (a)	$1,745,000	1,744,117

Repurchase Agreement — 6.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	58,142,521	58,142,521

U.S. Treasury Bill — 0.2%
0.000% 5/07/19	988,000	985,643
0.000% 6/20/19 (h)	1,095,000	1,089,247

		2,074,890

TOTAL SHORT-TERM INVESTMENTS (Cost $61,960,271)		61,961,528

TOTAL INVESTMENTS — 107.6% (Cost $946,723,994) (i)		955,093,481

Other Assets/(Liabilities) — (7.6)%		(67,686,492)

NET ASSETS — 100.0%		$887,406,989

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $87,728,877 or 9.89% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $3,178,635 or 0.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at time of settlement.
(g)

Maturity value of $58,148,577. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $59,308,574.

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/19/19	22	$3,555,602	$140,398
U.S. Treasury Note 2 Year	6/28/19	366	77,686,072	306,241
U.S. Treasury Note 5 Year	6/28/19	732	83,995,884	790,304

				$1,236,943

Short
Euro-BOBL	6/06/19	127	$(18,812,274)	$(155,155)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	USD	45,835,000	11/21/21	Quarterly/ Semi-Annually	3-Month USD LIBOR	Fixed 3.071%	$729,429	$-	$729,429

	USD	18,845,000	11/21/24	Semi-Annually/ Quarterly	Fixed 3.082%	3-Month USD LIBOR	(711,748)	-	(711,748)

							17,681	-	17,681

Collateral for swap agreements held by CitiBank N.A. amounted to $160,362 in cash at March 31, 2019.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370% 9.121% VRN 10/30/40	4,650	$127,178

TOTAL PREFERRED STOCK (Cost $125,608)		127,178

TOTAL EQUITIES (Cost $125,608)		127,178

	Principal Amount
BONDS & NOTES — 99.3%

BANK LOANS — 2.2%
Auto Parts & Equipment — 0.0%
American Axle and Manufacturing, Inc., Term Loan B, 1 mo. LIBOR + 2.250% 4.740% VRN 4/06/24	$164,632	160,653

Building Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.499% VRN 10/31/23	178,977	174,194
Beacon Roofing Supply, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.749% VRN 1/02/25	272,360	265,096
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 11/15/23	71,578	69,776

		509,066

Commercial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.488% VRN 1/15/25	324,475	321,519
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.000% VRN 8/15/25	238,200	236,313
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 5/02/22	320,313	316,591
ServiceMaster Co., 2016 Term Loan B, 1 mo. LIBOR + 2.500% 4.999% VRN 11/08/23	39,743	39,582

	Principal Amount	Value
Trans Union LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.499% VRN 4/10/23	$173,185	$171,422

		1,085,427

Computers — 0.0%
Dell International LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.500% VRN 9/07/23	175,832	173,703
Western Digital Corp., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 4.249% VRN 4/29/23	141,771	137,813

		311,516

Diversified Financial Services — 0.1%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 0.000% 7/21/25 (h)	269,325	266,885
Focus Financial Partners, LLC, 2018 Incremental Term Loan, 0.000% 7/03/24 (h)	19,950	19,850
LPL Holdings, Inc., 2017 1st Lien Term Loan B, 0.000% 9/23/24 (h)	69,823	69,154

		355,889

Entertainment — 0.1%
Scientific Games International, Inc. 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 5.249% VRN 8/14/24	90,810	88,345
2018 Term Loan B5, 2 mo. LIBOR + 2.750% 5.329% VRN 8/14/24	378,317	368,050

		456,395

Foods — 0.0%
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1 mo. LIBOR + 2.000% 4.490% VRN 5/24/24	281,539	278,769

Health Care – Products — 0.0%
VVC Holding Corp., 2019 Term Loan B, 3 mo. LIBOR + 4.500% 7.197% VRN 2/11/26	340,000	334,900

Health Care – Services — 0.2%
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.249% VRN 10/10/25	109,725	102,502
HCA, Inc., 2018 Term Loan B10, 1 mo. LIBOR + 2.000% 4.499% VRN 3/13/25	305,999	305,521

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500%, 4.999% VRN 8/18/22	$251,955	$249,151
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 5.351% VRN 6/07/23	436,755	422,155
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3 mo. LIBOR + 4.500% 6.982% VRN 11/16/25	279,300	275,940

		1,355,269

Holding Companies-Diversified — 0.0%
First Eagle Investment Management, LLC, 2018 Term Loan B, 3 mo. LIBOR + 2.750% 5.351% VRN 12/26/24	119,700	119,051

Insurance — 0.1%
Asurion LLC 2017 Term Loan B7, 0.000% 11/03/24 (h)	348,998	346,880
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 5.499% VRN 11/03/24	169,573	168,210

		515,090

Internet — 0.0%
McAfee, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750% 6.249% VRN 9/30/24	179,549	179,249

Investment Companies — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, 0.000% 3/18/26 (h)	670,000	662,047
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.000% 4.499% VRN 3/27/23	13,060	12,978

		675,025

Leisure Time — 0.1%
Intrawest Resorts Holdings, Inc., Term Loan B1, 0.000% 7/31/24 (h)	379,040	376,554

Lodging — 0.2%
Boyd Gaming Corp., Term Loan B3, 1 Week LIBOR + 2.250% 4.658% VRN 9/15/23	149,052	147,609
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 5.249% VRN 12/22/24	396,052	390,392
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.749% VRN 4/18/24	252,361	247,588

	Principal Amount	Value
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 4.499% VRN 11/30/23	$162,885	$161,425
Golden Nugget, Inc. 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.750% 5.234% VRN 10/04/23	139,103	137,604
2017 Incremental Term Loan B, 1 mo. LIBOR + 2.750% 5.249% VRN 10/04/23	174,359	172,479
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 4.236% VRN 10/25/23	246,204	245,589
Wyndham Hotels & Resorts, Inc., Term Loan B, 1 mo. LIBOR + 1.750% 4.249% VRN 5/30/25	109,450	107,894

		1,610,580

Media — 0.3%
CBS Radio, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.249% VRN 11/18/24	205,854	199,884
Charter Communications Operating LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.500% VRN 4/30/25	650,890	646,008
Numericable Group SA, USD Term Loan B12, 1 mo. LIBOR + 3.687% 6.171% VRN 1/31/26	275,747	260,856
Unitymedia Finance LLC, USD Term Loan D, 1 mo. LIBOR + 2.250% 4.734% VRN 1/15/26	240,000	237,134
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750% 5.249% VRN 3/15/24	414,056	389,499
Ziggo Secured Finance Partnership, USD Term Loan E, 1 mo. LIBOR + 2.500% 4.984% VRN 4/15/25	218,250	212,362

		1,945,743

Other Commerical Service — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 6.250% VRN 12/06/25	99,750	100,498

Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Q, 2 mo. LIBOR + 2.000% 4.610% VRN 10/01/22	142,351	141,283
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 2/05/23	422,774	417,489

		558,772

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., USD Term Loan B, 1 mo. LIBOR + 2.250% 4.749% VRN 5/20/24	$118,302	$117,637
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000%, 5.481% VRN 6/02/25	220,990	219,412

		337,049

Real Estate Investment Trusts (REITS) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000%, 4.499% VRN 3/21/25	347,091	342,010
Realogy Group LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.250% 4.732% VRN 2/08/25	393,258	381,134
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.491% VRN 12/20/24	86,364	84,744

		807,888

Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1 mo. LIBOR + 2.250% 4.749% VRN 2/16/24	169,157	166,337
Academy, Ltd. 2015 Term Loan B, 1 mo. LIBOR + 4.000% 6.489% VRN 7/01/22	172,771	123,877
2015 Term Loan B, 1 mo. LIBOR + 4.000% 6.490% VRN 7/01/22	96,432	69,142
Albertsons LLC USD 2017 Term Loan B6, 1 mo. LIBOR + 3.000% 5.479% VRN 6/22/23	124,513	123,315
Term Loan B7, 1 mo. LIBOR + 3.000% 5.499% VRN 11/17/25	184,625	182,122
Michaels Stores, Inc. 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.991% VRN 1/30/23	40,033	39,165
2018 Term Loan B, 1 mo. LIBOR + 2.500%, 4.999% VRN 1/30/23	112,332	109,898
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 5.000% VRN 8/19/22	206,975	205,193
PetSmart, Inc., Term Loan B2, 1 mo. LIBOR + 3.000% 5.490% VRN 3/11/22	344,257	308,327

		1,327,376

	Principal Amount	Value
Semiconductors — 0.0%
ON Semiconductor Corp., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 1.750% 4.249% VRN 3/31/23	$155,062	$153,391

Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750%, VR 5.249% VRN 3/01/24	365,037	359,905
First Data Corp. 2017 USD Term Loan, 1 mo. LIBOR + 2.000%, 4.486% VRN 7/08/22	20,000	19,950
2024 USD Term Loan, 1 mo. LIBOR + 2.000%, 4.486% VRN 4/26/24	200,624	199,994
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.999% VRN 6/21/24	11,875	11,554
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.999% VRN 6/21/24	80,195	78,030

		669,433

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 0.000% 11/27/23 (h)	160,000	157,450
Level 3 Financing, Inc., 2017 Term Loan B, 3 mo. LIBOR + 2.250% 4.736% VRN 2/22/24	276,000	272,492
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 5.000% VRN 2/02/24	60,442	58,779
UPC Financing Partnership, USD Term Loan AR, 1 mo. LIBOR + 2.500% 4.984% VRN 1/15/26	171,468	171,064
Virgin Media Bristol LLC, USD Term Loan K, 1 mo. LIBOR + 2.500% 4.984% VRN 1/15/26	93,954	92,880

		752,665

Transportation — 0.0%
Global Medical Response, Inc., 2018 Term Loan B1, 1 mo. LIBOR + 3.250% 5.739% VRN 4/28/22	221,634	208,429
XPO Logistics, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.499% VRN 2/24/25	111,018	109,034

		317,463

TOTAL BANK LOANS (Cost $15,676,135)		15,293,711

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 30.5%
Aerospace & Defense — 0.4%
Boeing Capital Corp. 4.700% 10/27/19	$150,000	$151,412
The Boeing Co. 4.875% 2/15/20	10,000	10,183
Harris Corp. 5.054% 4/27/45	280,000	308,818
Lockheed Martin Corp. 3.550% 1/15/26	350,000	361,226
4.500% 5/15/36	60,000	65,073
Northrop Grumman Corp. 2.930% 1/15/25	340,000	335,324
3.250% 1/15/28	730,000	717,810
Raytheon Co. 3.125% 10/15/20	120,000	120,900
United Technologies Corp. 3.950% 8/16/25	350,000	363,504
4.125% 11/16/28	390,000	405,177
4.500% 6/01/42	80,000	82,689

		2,922,116

Agriculture — 1.0%
Altria Group, Inc. 2.850% 8/09/22	160,000	159,621
3.490% 2/14/22	160,000	162,511
3.800% 2/14/24	240,000	244,269
4.400% 2/14/26	620,000	637,259
4.750% 5/05/21	290,000	301,321
4.800% 2/14/29	470,000	484,525
5.375% 1/31/44	100,000	99,785
5.800% 2/14/39	1,120,000	1,184,537
6.200% 2/14/59	140,000	150,719
9.250% 8/06/19	180,000	184,000
BAT Capital Corp. 3.557% 8/15/27	500,000	473,397
4.540% 8/15/47	1,110,000	972,292
Philip Morris International, Inc. 1.875% 11/01/19	610,000	607,129
2.500% 8/22/22	80,000	79,278
2.500% 11/02/22	350,000	346,908
2.900% 11/15/21	240,000	241,276
4.500% 3/20/42	80,000	78,883
Reynolds American, Inc. 3.250% 6/12/20	65,000	65,093
5.850% 8/15/45	190,000	195,020
8.125% 6/23/19	10,000	10,113

		6,677,936

Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A, 6.821% 2/10/24	149,689	163,670

	Principal Amount	Value
Apparel — 0.0%
Hanesbrands, Inc. 4.625% 5/15/24 (a)	$30,000	$30,081
4.875% 5/15/26 (a)	110,000	108,526

		138,607

Auto Manufacturers — 0.2%
Allison Transmission, Inc. 5.000% 10/01/24 (a)	30,000	29,925
BMW US Capital LLC 1.850% 9/15/21 (a)	60,000	58,601
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	201,750
Ford Motor Co. 4.750% 1/15/43	140,000	109,712
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	197,132
8.125% 1/15/20	420,000	435,298
General Motors Co. 5.150% 4/01/38	40,000	36,554
5.950% 4/01/49	110,000	106,641
6.250% 10/02/43	300,000	298,517
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	108,819
3.450% 4/10/22	30,000	30,002
4.250% 5/15/23	10,000	10,166
4.375% 9/25/21	80,000	81,698

		1,704,815

Banks — 9.9%
Banco Santander SA 3.800% 2/23/28	200,000	193,913
3.848% 4/12/23	400,000	403,406
3.917% FRN 4/12/23 (b)	200,000	197,544
4.379% 4/12/28	600,000	606,676
Bank of America Corp. 3.004% VRN 12/20/23 (b)	270,000	268,925
3.300% 1/11/23	90,000	91,143
3.419% VRN 12/20/28 (b)	770,000	752,944
3.500% 4/19/26	290,000	292,468
3.550% VRN 3/05/24 (b)	470,000	477,292
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	1,914,372
3.946% VRN 1/23/49 (b)	820,000	801,098
3.970% VRN 3/05/29 (b)	600,000	610,917
3.974% VRN 2/07/30 (b)	310,000	315,964
4.000% 4/01/24	270,000	281,631
4.000% 1/22/25	270,000	275,355
4.125% 1/22/24	290,000	303,872
4.200% 8/26/24	380,000	393,289
4.330% VRN 3/15/50 (b)	250,000	257,243
4.450% 3/03/26	50,000	52,108
5.000% 1/21/44	1,010,000	1,135,080
3 mo. USD LIBOR + 3.705% 6.250% VRN 9/29/49 (c)	200,000	212,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Montreal 3.803% VRN 12/15/32 (b)	$90,000	$87,030
Barclays PLC 4.972% VRN 5/16/29 (b)	230,000	237,766
BNP Paribas SA 3.375% 1/09/25 (a)	240,000	235,149
4.375% VRN 3/01/33 (a) (b)	220,000	216,199
4.400% 8/14/28 (a)	1,120,000	1,152,337
4.625% 3/13/27 (a)	260,000	265,965
4.705% VRN 1/10/25 (a) (b)	1,080,000	1,120,210
5.198% VRN 1/10/30 (a) (b) (d)	640,000	690,953
CIT Group, Inc. 4.750% 2/16/24	200,000	207,500
5.250% 3/07/25 (d)	130,000	138,326
Citigroup, Inc. 3.520% VRN 10/27/28 (b)	1,400,000	1,375,535
3.980% VRN 3/20/30 (b)	710,000	721,793
4.075% VRN 4/23/29 (b)	750,000	769,499
4.125% 7/25/28	360,000	361,516
4.300% 11/20/26	1,070,000	1,087,469
4.400% 6/10/25	340,000	351,998
4.450% 9/29/27	610,000	626,736
4.650% 7/30/45	441,000	469,027
4.650% 7/23/48	70,000	75,046
4.750% 5/18/46	40,000	41,445
5.300% 5/06/44	16,000	17,629
3 mo. USD LIBOR + 3.466% 5.350% VRN 12/31/49 (c)	100,000	98,375
5.500% 9/13/25	170,000	186,335
3 mo. USD LIBOR + 4.230% 5.900% VRN 12/29/49 (c)	40,000	40,750
3 mo. USD LIBOR + 4.068% 5.950% VRN 7/29/49 (c)	100,000	101,750
3 mo. USD LIBOR + 3.905% 5.950% VRN 12/29/49 (c)	500,000	510,000
3 mo. USD LIBOR + 3.423% 6.300% VRN 12/29/49 (c)	150,000	152,625
6.625% 6/15/32	20,000	24,612
8.125% 7/15/39	310,000	466,009
Commonwealth Bank of Australia 3.900% 7/12/47 (a)	140,000	140,417
5.000% 10/15/19 (a)	70,000	70,851
Cooperatieve Rabobank UA 4.375% 8/04/25	1,380,000	1,422,522
4.625% 12/01/23	250,000	261,146
4.750% 1/15/20 (a)	490,000	497,835
5.250% 8/04/45	295,000	332,656
3 mo. USD LIBOR + 10.868% 11.000% VRN 12/29/49 (a) (c)	210,000	213,937
Credit Agricole SA 2.500% 4/15/19 (a)	250,000	249,975
4.000% VRN 1/10/33 (a) (b)	790,000	762,446
3 mo. USD LIBOR + 6.982% 8.375% VRN 10/29/49 (a) (c)	480,000	492,000

	Principal Amount	Value
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	$250,000	$245,043
4.282% 1/09/28 (a)	350,000	354,021
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	522,240
4.875% 5/15/45	260,000	282,016
Danske Bank A/S 5.000% 1/12/22 (a)	380,000	389,704
5.375% 1/12/24 (a)	610,000	634,437
Fifth Third Bancorp 3.650% 1/25/24	280,000	286,747
Goldman Sachs Capital II 3 mo. USD LIBOR + .768% 4.000% VRN 12/29/49 (c)	18,000	13,860
The Goldman Sachs Group, Inc. 3.200% 2/23/23	300,000	300,492
3.500% 11/16/26	200,000	197,330
3.625% 2/20/24	1,270,000	1,282,987
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	2,140,000	2,119,570
3.814% VRN 4/23/29 (b)	600,000	594,414
3.850% 7/08/24	90,000	91,748
4.000% 3/03/24	100,000	103,138
4.223% VRN 5/01/29 (b)	210,000	214,620
4.250% 10/21/25	260,000	266,140
4.750% 10/21/45	480,000	510,504
5.150% 5/22/45	1,200,000	1,269,085
5.250% 7/27/21	100,000	105,048
6.000% 6/15/20	290,000	300,764
6.250% 2/01/41	770,000	949,741
6.750% 10/01/37	80,000	97,526
HSBC Holdings PLC 3.400% 3/08/21	490,000	494,317
3.803% VRN 3/11/25 (b)	200,000	202,737
3.900% 5/25/26	370,000	374,627
4.250% 8/18/25	330,000	336,994
4.300% 3/08/26	500,000	518,811
4.583% VRN 6/19/29 (b)	1,280,000	1,345,458
6.250% VRN 12/31/99 (b) (c)	480,000	479,400
6.500% 9/15/37	300,000	372,736
6.500% VRN 12/31/99 (b) (c)	480,000	475,200
ING Bank NV 5.800% 9/25/23 (a)	210,000	226,409
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	300,000	292,116
3.375% 1/12/23 (a)	210,000	204,976
5.017% 6/26/24 (a)	900,000	869,930
5.710% 1/15/26 (a)	200,000	195,232
JP Morgan Chase & Co. 3.509% VRN 1/23/29 (b)	780,000	774,688
3.625% 5/13/24	80,000	82,221
3.875% 9/10/24	300,000	307,569

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.023% VRN 12/05/24 (b)	$940,000	$975,516
4.125% 12/15/26	1,500,000	1,548,352
4.203% VRN 7/23/29 (b)	310,000	323,384
4.250% 10/01/27	70,000	72,697
4.350% 8/15/21	40,000	41,403
4.452% VRN 12/05/29 (b)	1,190,000	1,266,626
4.950% 6/01/45	290,000	320,912
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (b)	200,000	192,051
3.900% 3/12/24	580,000	587,416
4.375% 3/22/28	200,000	204,795
4.550% 8/16/28	370,000	383,152
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	160,333
Morgan Stanley 3.772% VRN 1/24/29 (b)	1,050,000	1,053,819
4.431% VRN 1/23/30 (b)	360,000	379,162
5.500% 7/24/20	200,000	206,811
Nordea Bank AB 4.875% 5/13/21 (a)	390,000	400,128
Royal Bank of Canada 2.150% 10/26/20	240,000	238,378
3.200% 4/30/21	270,000	273,017
Royal Bank of Scotland Group PLC 4.269% VRN 3/22/25 (b)	430,000	434,573
4.519% VRN 6/25/24 (b)	200,000	204,516
5.125% 5/28/24	400,000	410,577
6.000% 12/19/23	240,000	256,188
6.100% 6/10/23	790,000	838,959
6.125% 12/15/22	110,000	117,018
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	51,528
Santander UK PLC 2.375% 3/16/20	140,000	139,520
5.000% 11/07/23	270,000	276,471
Standard Chartered PLC 5.700% 3/26/44 (a)	470,000	510,475
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	226,024
Svenska Handelsbanken AB 3.350% 5/24/21	250,000	252,830
The Toronto Dominion Bank 3.250% 6/11/21	330,000	333,796
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	500,000	502,387
4.125% 9/24/25 (a)	210,000	216,810
4.253% 3/23/28 (a)	1,100,000	1,143,931
7.000% VRN 12/31/99 (a) (b) (c)	1,050,000	1,065,781
UniCredit SpA 6.572% 1/14/22 (a)	640,000	669,708
US Bank NA/Cincinnati OH 3.150% 4/26/21	270,000	272,534

	Principal Amount	Value
Wachovia Capital Trust III 3 mo. USD LIBOR + .930% 5.570% VRN 3/29/49 (c)	$630,000	$621,841
Wells Fargo & Co. 3.000% 10/23/26	350,000	341,277
3.450% 2/13/23	120,000	121,285
3.750% 1/24/24	270,000	277,851
4.150% 1/24/29	630,000	658,560
4.300% 7/22/27	660,000	687,125
4.400% 6/14/46	180,000	179,396
4.480% 1/16/24	991,000	1,043,090
4.600% 4/01/21	40,000	41,316
4.650% 11/04/44	400,000	410,866
4.750% 12/07/46	890,000	933,911
4.900% 11/17/45	880,000	937,139
5.375% 11/02/43	110,000	123,681
3 mo. USD LIBOR + 3.990% 5.875% VRN 12/29/49 (c)	70,000	74,795
Westpac Banking Corp. 2.300% 5/26/20	50,000	49,788
2.600% 11/23/20	280,000	279,530

		68,128,234

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650% 2/01/26 (a)	790,000	792,333
4.900% 2/01/46 (a)	770,000	773,376
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	93,000	92,715
3.300% 2/01/23	210,000	213,007
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	237,770
4.000% 4/13/28	90,000	91,517
4.150% 1/23/25	320,000	333,461
4.600% 4/15/48	50,000	48,034
4.750% 1/23/29	1,200,000	1,278,477
5.550% 1/23/49	820,000	899,989
Cott Holdings, Inc. 5.500% 4/01/25 (a)	150,000	151,313
Diageo Capital PLC 4.828% 7/15/20	200,000	205,523
Diageo Investment Corp. 2.875% 5/11/22	150,000	150,851
Molson Coors Brewing Co. 3.000% 7/15/26	160,000	151,419
3.500% 5/01/22	30,000	30,385
PepsiCo, Inc. 4.000% 3/05/42	50,000	52,073
Pernod Ricard SA 4.450% 1/15/22 (a)	250,000	259,685

		5,761,928

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.2%
Amgen, Inc. 2.125% 5/01/20	$60,000	$59,771
3.625% 5/22/24	30,000	30,800
4.663% 6/15/51	34,000	34,196
Celgene Corp. 2.250% 8/15/21	240,000	236,211
3.550% 8/15/22	40,000	40,838
3.625% 5/15/24	40,000	40,612
3.875% 8/15/25	10,000	10,225
5.000% 8/15/45	640,000	671,608
5.250% 8/15/43	70,000	74,924
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	79,895
3.700% 4/01/24	210,000	216,844
4.500% 2/01/45	10,000	10,121
4.750% 3/01/46	200,000	209,337

		1,715,382

Chemicals — 0.2%
Equate Petrochemical BV 4.250% 11/03/26 (a)	430,000	433,813
Nutrien Ltd. 4.875% 3/30/20	50,000	50,986
OCP SA 4.500% 10/22/25 (a)	330,000	326,270
Syngenta Finance NV 3.933% 4/23/21 (a)	400,000	401,860

		1,212,929

Commercial Services — 0.2%
CommonSpirit Health 4.350% 11/01/42	20,000	19,198
DP World PLC 5.625% 9/25/48 (a)	560,000	581,930
UBM PLC 5.750% 11/03/20 (a)	110,000	113,731
United Rentals North America, Inc. 4.875% 1/15/28	150,000	145,905
5.500% 7/15/25	70,000	71,575
5.875% 9/15/26	90,000	93,037
6.500% 12/15/26 (d)	100,000	105,250

		1,130,626

Computers — 0.3%
Apple, Inc. 1.550% 8/04/21	210,000	205,622
2.000% 11/13/20	270,000	268,053
2.450% 8/04/26	800,000	772,887
Dell International LLC/EMC Corp. 4.420% 6/15/21 (a)	970,000	995,181

		2,241,743

	Principal Amount	Value
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	$150,000	$150,123
4.500% 5/15/21	160,000	163,459
Series WI, 5.000% 10/01/21	150,000	155,635
Ally Financial, Inc. 7.500% 9/15/20	236,000	250,160
American Express Credit Corp. 2.375% 5/26/20	280,000	279,093
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	212,336
4.418% 11/15/35	380,000	351,305
ILFC E-Capital Trust II 4.850% VRN 12/21/65 (a) (b)	10,000	7,850
International Lease Finance Corp. 5.875% 8/15/22	70,000	75,469
8.625% 1/15/22	180,000	204,440
KKR Group Finance Co. II LLC 5.500% 2/01/43 (a)	20,000	21,405
Synchrony Financial 2.700% 2/03/20	200,000	199,734
Visa, Inc. 3.150% 12/14/25	1,020,000	1,035,498
4.300% 12/14/45	260,000	286,904

		3,393,411

Electric — 0.7%
Duke Energy Corp. 3.750% 4/15/24	100,000	103,120
3.950% 8/15/47	70,000	67,468
Duke Energy Ohio, Inc. 3.650% 2/01/29	440,000	456,775
Exelon Corp. 5.625% 6/15/35	290,000	329,077
FirstEnergy Corp. 3.900% 7/15/27	710,000	720,340
4.250% 3/15/23	310,000	323,384
4.850% 7/15/47	240,000	257,374
7.375% 11/15/31	1,460,000	1,931,524
Pacific Gas & Electric Co. 3.300% 12/01/27	420,000	366,450
3.500% 10/01/20	190,000	174,800

		4,730,312

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	92,216
4.600% 3/01/21	30,000	31,011
7.375% 5/15/29	50,000	64,385

		187,612

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.4%
Danone SA 2.077% 11/02/21 (a)	$250,000	$245,114
2.589% 11/02/23 (a)	310,000	303,356
2.947% 11/02/26 (a)	550,000	527,201
Kraft Heinz Foods Co. 3.000% 6/01/26	470,000	438,089
3.500% 7/15/22	80,000	80,760
3.950% 7/15/25	60,000	60,465
4.000% 6/15/23	20,000	20,545
4.875% 2/15/25 (a)	42,000	42,944
5.375% 2/10/20	136,000	138,774
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (a)	120,000	121,350
Mars, Inc. 2.700% 4/01/25 (a)	240,000	238,845
3.200% 4/01/30 (a)	140,000	139,819
WM Wrigley Jr. Co. 2.900% 10/21/19 (a)	130,000	129,824
3.375% 10/21/20 (a)	10,000	10,099

		2,497,185

Forest Products & Paper — 0.1%
Resolute Forest Products, Inc. 5.875% 5/15/23	440,000	435,600

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	119,000	123,703
4.750% 11/30/36	140,000	156,721
4.900% 11/30/46	360,000	416,308
Becton Dickinson and Co. 3.363% 6/06/24	750,000	749,997
3.734% 12/15/24	65,000	65,995
4.685% 12/15/44	50,000	51,598
Medtronic, Inc. 3.125% 3/15/22	180,000	182,889
3.500% 3/15/25	660,000	680,585
4.625% 3/15/45	34,000	38,867

		2,466,663

Health Care – Services — 0.5%
Aetna, Inc. 2.800% 6/15/23	40,000	39,280
Anthem, Inc. 2.950% 12/01/22	330,000	329,718
3.125% 5/15/22	50,000	50,413
3.350% 12/01/24	120,000	120,835
3.650% 12/01/27	510,000	509,483
3.700% 8/15/21	70,000	71,283
Centene Corp. 4.750% 5/15/22	140,000	142,450
4.750% 1/15/25	80,000	81,600
5.375% 6/01/26 (a)	90,000	93,938
5.625% 2/15/21	70,000	71,050
6.125% 2/15/24	170,000	178,126

	Principal Amount	Value
Fresenius Medical Care US Finance II, Inc. 4.125% 10/15/20 (a)	$50,000	$50,432
4.750% 10/15/24 (a)	70,000	72,688
5.875% 1/31/22 (a)	50,000	52,901
HCA, Inc. 4.500% 2/15/27	40,000	41,079
4.750% 5/01/23	250,000	261,969
5.000% 3/15/24	50,000	53,010
5.250% 6/15/26	60,000	64,288
5.500% 6/15/47	130,000	138,210
5.625% 9/01/28	20,000	21,150
5.875% 5/01/23	30,000	31,988
5.875% 2/15/26	40,000	43,200
Humana, Inc. 3.150% 12/01/22	40,000	40,166
3.950% 3/15/27	190,000	191,973
4.625% 12/01/42	70,000	71,954
4.800% 3/15/47	10,000	10,534
4.950% 10/01/44	60,000	64,073
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	250,517
2.875% 12/15/21	160,000	160,865
3.750% 7/15/25	50,000	52,191
3.875% 12/15/28	110,000	115,184
4.250% 6/15/48	200,000	210,404
5.800% 3/15/36	70,000	86,081

		3,773,033

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	121,800
4.750% 11/29/27	190,000	190,089
5.000% 6/15/27	20,000	20,050
NVR, Inc. 3.950% 9/15/22	100,000	102,671
Toll Brothers Finance Corp. 4.375% 4/15/23	110,000	110,138
William Lyon Homes, Inc. 7.000% 8/15/22	60,000	60,150

		604,898

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	60,450

Housewares — 0.0%
Newell Brands, Inc. 3.850% 4/01/23	170,000	168,102
4.200% 4/01/26	140,000	133,619

		301,721

Insurance — 0.3%
Ambac Assurance Corp. 5.100% 6/07/20	4,362	6,128

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ambac LSNI LLC 7.592% FRN 2/12/23 (a) (b)	$18,885	$19,027
American International Group, Inc. 6.250% 3/15/87	234,000	231,660
Berkshire Hathaway Finance Corp. 4.250% 1/15/49	550,000	575,691
Brighthouse Financial, Inc. 4.700% 6/22/47	70,000	55,800
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	69,653
MetLife Capital Trust IV 7.875% 12/15/67 (a)	200,000	244,000
MetLife, Inc. 6.400% 12/15/66	190,000	203,775
Reliance Standard Life Global Funding II 2.500% 1/15/20 (a)	90,000	89,607
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (a)	200,000	223,525
6.850% 12/16/39 (a)	22,000	30,239
Voya Financial, Inc. 5.700% 7/15/43	160,000	185,811

		1,934,916

Internet — 0.2%
Amazon.com, Inc. 3.150% 8/22/27	470,000	473,166
3.875% 8/22/37	160,000	166,302
4.050% 8/22/47	210,000	222,366
4.950% 12/05/44	180,000	214,672
Netflix, Inc. 5.375% 2/01/21	70,000	72,691

		1,149,197

Iron & Steel — 0.1%
ArcelorMittal 4.550% 3/11/26	200,000	204,385
6.125% 6/01/25 (d)	120,000	132,788
6.250% STEP 2/25/22	50,000	53,950
7.000% STEP 10/15/39	60,000	68,312
Vale Overseas Ltd. 6.875% 11/21/36	174,000	199,056

		658,491

Leisure Time — 0.0%
NCL Corp. Ltd. 4.750% 12/15/21 (a)	32,000	32,360
VOC Escrow Ltd. 5.000% 2/15/28 (a)	210,000	204,225

		236,585

Lodging — 0.2%
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26 (a)	70,000	71,175

	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/01/25	$20,000	$20,200
4.875% 4/01/27	270,000	273,038
Sands China Ltd. 4.600% 8/08/23	200,000	206,158
5.125% 8/08/25	750,000	781,716

		1,352,287

Machinery – Construction & Mining — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	21,681

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,684
2.250% 4/17/19	100,000	99,982

		139,666

Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	40,000	39,446
5.125% 5/01/27 (a)	290,000	291,813
5.250% 9/30/22	20,000	20,375
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	300,000	302,181
4.200% 3/15/28	1,270,000	1,260,177
4.908% 7/23/25	340,000	358,760
5.050% 3/30/29	640,000	674,366
5.375% 4/01/38	480,000	482,577
5.750% 4/01/48	470,000	490,955
6.484% 10/23/45	160,000	179,361
6.834% 10/23/55	60,000	67,927
Comcast Corp. 3.150% 3/01/26	130,000	129,341
3.375% 8/15/25	170,000	172,226
3.900% 3/01/38	450,000	442,169
3.950% 10/15/25	170,000	177,789
3.999% 11/01/49	55,000	53,509
4.150% 10/15/28	1,460,000	1,536,705
4.200% 8/15/34	160,000	166,485
4.250% 10/15/30	430,000	456,824
4.250% 1/15/33	20,000	21,109
4.700% 10/15/48	580,000	628,782
6.500% 11/15/35	200,000	253,161
DISH DBS Corp. 5.875% 11/15/24	440,000	369,600
7.750% 7/01/26 (d)	50,000	43,500
Fox Corp. 4.030% 1/25/24 (a)	220,000	228,071
4.709% 1/25/29 (a)	390,000	418,155
5.476% 1/25/39 (a)	90,000	99,523
5.576% 1/25/49 (a)	880,000	990,426

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Myriad International Holdings BV 4.850% 7/06/27 (a)	$430,000	$441,386
NBCUniversal Media LLC 4.375% 4/01/21	170,000	175,616
5.950% 4/01/41	50,000	61,480
The The Walt Disney Co. 6.650% 11/15/37 (a)	120,000	165,524
Time Warner Cable, Inc. 4.125% 2/15/21 (d)	140,000	142,186
5.875% 11/15/40	200,000	204,980
6.550% 5/01/37	10,000	11,047
6.750% 6/15/39	120,000	133,841
7.300% 7/01/38	210,000	244,581
8.250% 4/01/19	230,000	230,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,076
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	400,000	406,000
Viacom, Inc. 3.875% 4/01/24	30,000	30,547
4.250% 9/01/23	50,000	51,979
The Walt Disney Co. 6.200% 12/15/34 (a)	20,000	26,173
Warner Media LLC 6.250% 3/29/41	20,000	23,298

		12,730,027

Mining — 1.0%
Alcoa Nederland Holding BV 6.750% 9/30/24 (a)	240,000	253,800
Anglo American Capital PLC 3.625% 9/11/24 (a)	560,000	554,919
3.750% 4/10/22 (a)	200,000	200,560
4.750% 4/10/27 (a)	470,000	478,951
Barrick Gold Corp. 5.250% 4/01/42	80,000	86,510
Barrick North America Finance LLC 5.700% 5/30/41	180,000	205,668
5.750% 5/01/43	210,000	243,541
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	20,197
5.000% 9/30/43	300,000	352,318
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (a)	500,000	553,525
Freeport-McMoRan, Inc. 3.550% 3/01/22	90,000	88,988
3.875% 3/15/23	10,000	9,856
4.000% 11/14/21	200,000	201,000
4.550% 11/14/24	10,000	9,850
5.450% 3/15/43	96,000	84,001
6.875% 2/15/23	20,000	21,200
Glencore Funding LLC 2.875% 4/16/20 (a)	80,000	79,694

	Principal Amount	Value
3.000% 10/27/22 (a)	$160,000	$157,538
3.875% 10/27/27 (a)	170,000	162,342
4.000% 3/27/27 (a)	1,470,000	1,426,489
4.125% 5/30/23 (a)	130,000	132,411
4.125% 3/12/24 (a)	350,000	353,385
Southern Copper Corp. 5.250% 11/08/42	870,000	905,146
Teck Resources Ltd. 6.000% 8/15/40	20,000	20,664

		6,602,553

Miscellaneous – Manufacturing — 0.5%
Eaton Corp. 2.750% 11/02/22	570,000	567,850
4.150% 11/02/42	170,000	170,245
General Electric Co. 5.500% 1/08/20	40,000	40,867
4.375% 9/16/20	60,000	61,142
5.300% 2/11/21	75,000	77,623
4.650% 10/17/21	170,000	176,181
6.750% 3/15/32	80,000	92,390
6.150% 8/07/37	330,000	360,718
5.875% 1/14/38	216,000	229,767
6.875% 1/10/39	1,196,000	1,414,237
4.500% 3/11/44	60,000	54,813

		3,245,833

Oil & Gas — 3.6%
Anadarko Petroleum Corp. 4.850% 3/15/21	311,000	322,390
5.550% 3/15/26	560,000	609,917
6.450% 9/15/36	240,000	276,135
6.600% 3/15/46	630,000	765,954
Antero Resources Corp. 5.375% 11/01/21	140,000	140,525
5.625% 6/01/23	10,000	10,138
Apache Corp. 4.250% 1/15/44	570,000	505,135
4.375% 10/15/28	990,000	997,334
4.750% 4/15/43	90,000	84,622
5.100% 9/01/40	460,000	452,292
6.000% 1/15/37	17,000	18,562
BP Capital Markets America, Inc. 3.119% 5/04/26	290,000	289,343
3.216% 11/28/23	300,000	303,548
3.410% 2/11/26	270,000	274,845
3.588% 4/14/27	330,000	335,240
BP Capital Markets PLC 3.506% 3/17/25	550,000	560,694
3.535% 11/04/24	110,000	113,223
3.561% 11/01/21	20,000	20,415
Chesapeake Energy Corp. 6.125% 2/15/21	80,000	82,400
6.625% 8/15/20 (d)	30,000	30,788

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
8.000% 6/15/27 (d)	$10,000	$9,850
Chevron Corp. 2.954% 5/16/26	190,000	191,376
Cimarex Energy Co. 3.900% 5/15/27	530,000	528,347
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,051,286
Concho Resources, Inc. 3.750% 10/01/27	30,000	29,755
4.300% 8/15/28	990,000	1,021,221
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	161,802
Continental Resources, Inc. 3.800% 6/01/24	110,000	110,719
4.375% 1/15/28	220,000	225,874
4.500% 4/15/23	560,000	579,702
Devon Energy Corp. 3.250% 5/15/22	100,000	100,952
4.750% 5/15/42	10,000	10,040
5.000% 6/15/45	600,000	628,375
5.600% 7/15/41	400,000	440,802
5.850% 12/15/25	220,000	249,633
Diamondback Energy, Inc. 5.375% 5/31/25	100,000	104,375
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,347,125
EOG Resources, Inc. 4.150% 1/15/26	120,000	127,041
Exxon Mobil Corp. 3.043% 3/01/26	210,000	213,067
4.114% 3/01/46	520,000	562,970
KazMunayGas National Co. JSC 5.375% 4/24/30 (a)	200,000	209,536
Kerr-McGee Corp. 6.950% 7/01/24	230,000	264,345
7.875% 9/15/31	160,000	202,854
Noble Energy, Inc. 3.850% 1/15/28	240,000	236,404
4.950% 8/15/47	120,000	118,515
5.250% 11/15/43	120,000	122,360
Oasis Petroleum, Inc. 6.875% 1/15/23	50,000	50,000
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	129,305
3.125% 2/15/22	120,000	121,674
3.400% 4/15/26	170,000	173,539
4.100% 2/15/47	580,000	593,630
4.200% 3/15/48	120,000	125,315
4.400% 4/15/46	50,000	52,975
4.625% 6/15/45	80,000	87,485
Petrobras Global Finance BV 5.299% 1/27/25	3,391,000	3,440,203
5.999% 1/27/28	900,000	910,800

	Principal Amount	Value
6.125% 1/17/22	$89,000	$93,940
6.250% 3/17/24	332,000	356,485
7.375% 1/17/27	260,000	286,091
Petroleos Mexicanos 6.375% 1/23/45	220,000	194,326
6.625% 6/15/35	763,000	719,128
6.875% 8/04/26	160,000	166,768
QEP Resources, Inc. 6.875% 3/01/21	110,000	112,750
Range Resources Corp. 4.875% 5/15/25 (d)	30,000	27,825
5.000% 3/15/23 (d)	210,000	205,800
5.875% 7/01/22	10,000	10,100
Shell International Finance BV 2.875% 5/10/26	380,000	378,428
4.000% 5/10/46	600,000	623,835
4.375% 3/25/20	210,000	213,618
4.375% 5/11/45	190,000	207,539
4.550% 8/12/43	100,000	111,575
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (a)	330,000	346,172
Whiting Petroleum Corp. 5.750% 3/15/21	150,000	151,725
6.250% 4/01/23 (d)	50,000	50,250
WPX Energy, Inc. 8.250% 8/01/23	30,000	33,750

		25,016,857

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	55,470
Halliburton Co. 3.800% 11/15/25	240,000	245,292
4.850% 11/15/35	30,000	31,449
5.000% 11/15/45	500,000	531,675
Schlumberger Holdings Corp. 3.000% 12/21/20 (a)	190,000	190,800
4.000% 12/21/25 (a)	150,000	154,644
Schlumberger Norge AS 4.200% 1/15/21 (a)	10,000	10,206

		1,219,536

Packaging & Containers — 0.0%
Berry Global, Inc. 4.500% 2/15/26 (a)	40,000	38,008
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	60,000	60,975
5.750% 10/15/20	9,691	9,703
6.875% STEP 2/15/21	51,981	52,176
WestRock RKT LLC 3.500% 3/01/20	80,000	80,378

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 3/01/23	$30,000	$30,585

		271,825

Pharmaceuticals — 1.8%
AbbVie, Inc. 2.900% 11/06/22	80,000	79,836
3.600% 5/14/25	130,000	130,291
Allergan Funding SCS 3.450% 3/15/22	30,000	30,270
3.800% 3/15/25	180,000	182,347
4.550% 3/15/35	440,000	430,919
4.750% 3/15/45	141,000	140,107
Bausch Health Americas, Inc. 8.500% 1/31/27 (a)	20,000	21,200
Bausch Health Cos., Inc. 5.625% 12/01/21 (a)	39,000	39,008
6.125% 4/15/25 (a)	150,000	148,500
7.000% 3/15/24 (a)	130,000	137,540
9.000% 12/15/25 (a)	100,000	108,630
Cardinal Health, Inc. 2.616% 6/15/22	130,000	128,258
3.079% 6/15/24	170,000	165,934
Cigna Corp. 3.400% 9/17/21 (a)	210,000	212,135
3.750% 7/15/23 (a)	570,000	584,423
4.125% 11/15/25 (a)	160,000	165,597
4.375% 10/15/28 (a)	1,230,000	1,275,842
CVS Health Corp. 2.750% 12/01/22	120,000	118,340
3.350% 3/09/21	190,000	191,448
3.700% 3/09/23	940,000	955,116
3.875% 7/20/25	124,000	125,488
4.100% 3/25/25	310,000	318,260
4.300% 3/25/28	2,840,000	2,877,634
5.050% 3/25/48	560,000	564,147
5.125% 7/20/45	350,000	355,701
CVS Pass-Through Trust 5.298% 1/11/27 (a)	7,909	8,250
5.880% 1/10/28	89,283	96,233
6.036% 12/10/28	78,151	85,242
6.943% 1/10/30	67,472	76,899
Eli Lilly & Co. 3.100% 5/15/27	100,000	100,377
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	180,726
Johnson & Johnson 3.625% 3/03/37	690,000	697,243
Merck & Co., Inc. 2.750% 2/10/25	120,000	120,214
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	49,000
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	210,000	205,800

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	$100,000	$99,538
2.200% 7/21/21	950,000	905,705
2.800% 7/21/23	100,000	89,214

		12,201,412

Pipelines — 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (a)	150,000	152,250
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	150,000	157,313
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	380,277
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	31,254
5.875% 3/01/22	100,000	106,891
Energy Transfer Operating LP 4.500% 4/15/24	610,000	636,015
5.250% 4/15/29	190,000	203,744
6.250% 4/15/49	30,000	33,603
Enterprise Products Operating LLC 4.150% 10/16/28	2,600,000	2,732,281
5.700% 2/15/42	40,000	47,059
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	111,006
3.500% 9/01/23	120,000	121,552
Kinder Morgan, Inc. 4.300% 3/01/28	50,000	51,650
5.300% 12/01/34	90,000	97,488
MPLX LP 4.000% 3/15/28	210,000	208,694
4.500% 4/15/38	620,000	588,909
4.700% 4/15/48	620,000	592,295
4.800% 2/15/29	320,000	336,858
4.875% 12/01/24	150,000	160,062
5.500% 2/15/49	250,000	266,665
Southern Natural Gas Co. LLC 8.000% 3/01/32	248,000	337,639
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.250% 11/15/23	90,000	89,663
5.375% 2/01/27	20,000	20,450
5.875% 4/15/26 (a)	60,000	63,420
6.500% 7/15/27 (a)	120,000	129,450
6.875% 1/15/29 (a)	150,000	162,937
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	730,000	912,725
Williams Cos., Inc. 5.250% 3/15/20	130,000	132,759

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 1/15/31	$330,000	$414,491
7.750% 6/15/31	580,000	738,517

		10,017,917

Real Estate — 0.0%
WEA Finance LLC 4.625% 9/20/48 (a)	150,000	155,980

Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	10,000	10,475
5.375% 4/15/26	90,000	94,041
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (a)	220,000	224,649
4.750% 9/17/44 (a)	250,000	264,358

		593,523

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.250% 5/15/24 (a)	150,000	148,500
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (a)	90,000	85,050
McDonald’s Corp. 3.500% 3/01/27	210,000	212,805
3.700% 1/30/26	350,000	361,315
3.800% 4/01/28	110,000	113,527
QVC, Inc. 5.950% 3/15/43	10,000	9,256
The TJX Cos., Inc. 2.250% 9/15/26	30,000	28,470
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	254,450
Walmart, Inc. 3.700% 6/26/28	560,000	589,856

		1,803,229

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	200,000	191,691
Intel Corp. 3.700% 7/29/25	70,000	73,374
3.734% 12/08/47	54,000	54,315

		319,380

Software — 0.7%
First Data Corp. 5.000% 1/15/24 (a)	280,000	287,245
Microsoft Corp. 1.550% 8/08/21	360,000	351,401
2.400% 2/06/22	540,000	539,227
2.400% 8/08/26	1,620,000	1,570,577
2.700% 2/12/25	100,000	100,021

	Principal Amount	Value
2.875% 2/06/24	$380,000	$384,184
3.300% 2/06/27	690,000	708,369
3.750% 2/12/45	400,000	410,203
3.950% 8/08/56	100,000	104,296
4.100% 2/06/37	170,000	184,899
salesforce.com, Inc. 3.250% 4/11/23	270,000	276,643
3.700% 4/11/28	90,000	94,206

		5,011,271

Telecommunications — 1.7%
Altice France SA 7.375% 5/01/26 (a)	530,000	519,400
America Movil SAB de CV 5.000% 3/30/20	330,000	336,443
AT&T, Inc. 3.000% 2/15/22	60,000	60,236
3.400% 5/15/25	580,000	573,919
4.250% 3/01/27	260,000	267,318
4.350% 6/15/45	390,000	357,846
4.500% 3/09/48	516,000	484,159
CommScope Technologies LLC 5.000% 3/15/27 (a)	90,000	79,801
Qwest Corp. 6.875% 9/15/33	85,000	84,547
Sprint Corp. 7.250% 9/15/21	360,000	378,000
7.625% 2/15/25	250,000	255,000
7.875% 9/15/23	30,000	31,425
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	125,000	124,962
4.738% 9/20/29 (a)	220,000	222,475
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	402,000
Telefonica Emisiones SA 4.103% 3/08/27	2,420,000	2,454,582
5.213% 3/08/47	150,000	152,079
5.877% 7/15/19	80,000	80,670
Verizon Communications, Inc. 2.625% 8/15/26	300,000	286,093
3.376% 2/15/25	100,000	101,178
3.500% 11/01/24	160,000	163,830
3.875% 2/08/29	130,000	133,111
4.125% 3/16/27	130,000	136,138
4.329% 9/21/28	820,000	867,180
4.400% 11/01/34	270,000	280,881
4.500% 8/10/33	670,000	708,186
4.522% 9/15/48	240,000	246,302
4.862% 8/21/46	130,000	138,507
5.250% 3/16/37	170,000	191,239
5.500% 3/16/47	30,000	35,112

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC 4.375% 5/30/28	$1,010,000	$1,026,587
5.250% 5/30/48	280,000	277,585

		11,456,791

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	160,586
3.700% 4/01/27	260,000	266,951

		427,537

Transportation — 0.3%
Union Pacific Corp. 3.750% 7/15/25	190,000	197,556
3.950% 9/10/28	620,000	649,965
4.500% 9/10/48	600,000	636,821
United Parcel Service, Inc. 2.500% 4/01/23	120,000	119,685
3.050% 11/15/27	190,000	189,840
XPO Logistics, Inc. 6.500% 6/15/22 (a)	110,000	112,062

		1,905,929

Trucking & Leasing — 0.1%
DAE Funding LLC 5.750% 11/15/23 (a)	160,000	164,400
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	10,000	9,950
5.250% 8/15/22 (a)	230,000	235,727
5.500% 2/15/24 (a)	50,000	51,908

		461,985

TOTAL CORPORATE DEBT (Cost $204,390,522)		209,183,279

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,751
State of California 5.000% 4/01/42	70,000	75,576
5.000% 11/01/43	50,000	55,713

		188,040

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		188,040

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A 3.450% 3/20/23 (a)	810,000	818,206

	Principal Amount	Value
Ford Credit Floorplan Master, Series 18-4, Class A 4.060% 11/15/30	$1,100,000	$1,149,493
Hertz Vehicle Financing II LP, Series 2015-1A, Class C 4.350% 3/25/21 (a)	250,000	249,905

		2,217,604

Commercial MBS — 2.8%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 5.779% VRN 8/10/45 (a) (b)	724,539	492,955
BANK, 2017-BNK4, Class XA, 1.439% VRN 5/15/50 (b)	3,720,827	305,635
BBCCRE Trust, Series 2015-GTP, Class E, 4.563% VRN 8/10/33 (a) (b)	1,020,000	933,689
BX Trust Series 2017-APPL, Class A, 1 mo. LIBOR + .880% 3.364% FRN 7/15/34 (a)	407,539	405,874
Series 2018-IND, Class G, 4.534% FRN 11/15/35 (a) (b)	417,062	417,321
Series 2018-IND, Class H, 5.484% FRN 11/15/35 (a) (b)	1,790,912	1,796,473
Series 2017-IMC, Class F, 6.734% FRN 10/15/32 (a) (b)	1,000,000	993,510
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	413,307
CHT Mortgage Trust, Series 2017-CSMO, Class A, 3.414% FRN 11/15/36 (a) (b)	560,000	558,959
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	392,170
Cold Storage Trust, Series 2017-ICE3, Class B, 1 mo. LIBOR + 1.250% 3.734% FRN 4/15/36 (a)	740,000	739,986
Credit Suisse Mortgage Trust Series 2017-LSTK, Class A, 2.761% 4/05/33 (a)	430,000	428,538
Series 2015-GLPA, Class A, 3.881% 11/15/37 (a)	135,087	141,481
Series 2014-USA, Class A2, 3.953% 9/15/37 (a)	190,000	195,934
Series 2014-USA, Class E, 4.373% 9/15/37 (a)	140,000	128,469
Series 2014-USA, Class F, 4.373% 9/15/37 (a)	230,000	201,010
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	56,192
Series 2018-PLUM, Class A, 5.715% FRN 8/15/20 (a) (b)	1,050,000	1,050,014

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2007-C5, Class AM, 5.869% VRN 9/15/40 (b)	$30,863	$26,891
Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620% 8.104% FRN 7/15/32 (a)	1,700,000	1,671,418
DBCG Mortgage Trust, Series 2017-BBG, Class A, 1 mo. LIBOR + .700% 3.184% FRN 6/15/34 (a)	270,000	268,815
FREMF Mortgage Trust, Series 2012-K20, Class X2A 0.200% 5/25/45 (a)	3,259,184	16,267
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750% 3.234% FRN 11/15/34 (a)	101,161	97,986
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, 5.439% VRN 12/10/49 (b)	50,000	15,932
GS Mortgage Securities Corp. II Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (b)	280,000	286,501
Series 2018-SRP5, Class A, 3.784% FRN 9/15/31 (a) (b)	1,350,000	1,347,382
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	121,447	90,996
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AJ, 5.322% VRN 1/15/49 (b)	460,000	55,200
Series 2006-LDP9, Class AM, 5.372% 5/15/47	16,324	16,320
Series 2007-LDPX, Class AJFX, 5.438% 1/15/49 (a)	600,000	103,578
Series 2007-CB18, Class AJ, 5.502% VRN 6/12/47 (b)	130,000	100,757
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA, 1.057% VRN 4/15/47 (b)	1,770,196	34,594
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	258,230
Series 2015-C31, Class B, 4.617% VRN 8/15/48 (b)	160,000	168,852
Series 2013-C17, Class B, 4.892% VRN 1/15/47 (b)	30,000	31,980
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, 0.910% VRN 10/15/50 (b)	7,927,013	455,343
LSTAR Commercial Mortgage Trust Series 2015-3, Class A2, 2.729% VRN 4/20/48 (a) (b)	309,219	310,800

	Principal Amount	Value
Series 2015-3, Class A3, 3.127% VRN 4/20/48 (a) (b)	$707,000	$709,147
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 5.920% VRN 9/12/49 (b)	119,612	86,888
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4, 3.306% 4/15/48	420,000	425,975
Series 2012-C6, Class E, 4.611% VRN 11/15/45 (a) (b)	150,000	146,682
Morgan Stanley Capital I Trust Series 2006-IQ12, Class AJ, 5.399% 12/15/43	60,080	44,459
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	13,122	13,243
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (a)	320,000	312,934
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.231% FRN 11/11/34 (a) (b)	277,935	276,541
UBS Commercial Mortgage Trust Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	172,796
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	580,054
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (a) (b)	199,910	198,250
Wells Fargo Commercial Mortgage Trust Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	190,214
Series 2013-LC12, Class B, 4.287% VRN 7/15/46 (b)	140,000	144,675
WFRBS Commercial Mortgage Trust Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	194,709
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (b)	190,000	192,962
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (b)	190,000	184,052

		18,882,940

Home Equity ABS — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 3.446% FRN 11/25/33	1,249,236	1,174,529
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270% 2.756% FRN 3/25/36	477,651	326,344

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (a)	$1,445,107	$1,418,011

		2,918,884

Manufactured Housing ABS — 0.2%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (b)	1,430,348	1,443,847
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2, Auction Rate Security 5.777% FRN 2/20/32	150,000	146,587

		1,590,434

Other ABS — 1.3%
Community Funding CLO Ltd., Series 2015-1A, Class A, 5.750% STEP 11/01/27 (a)	679,398	704,716
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390% 2.876% FRN 11/25/35	2,400,000	2,251,135
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (a)	1,590,756	1,589,070
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.281% VRN 4/22/35 (a) (b)	1,042,516	1,049,756
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, 5.717% STEP 4/25/35	1,642,149	1,093,561
SBA Small Business Investment Cos. Series 2019-10A, Class 1, 3.113% 3/10/29	550,000	560,421
Series 2018-10B, Class 1, 3.548% 9/11/28	437,562	453,836
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 3.486% FRN 9/25/34	1,292,532	1,305,968

		9,008,463

Student Loans ABS — 0.8%
Navient Student Loan Trust Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 3.536% FRN 12/27/66 (a)	1,717,499	1,724,022
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.636% FRN 7/26/66 (a)	1,030,000	1,045,463
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.786% FRN 3/25/66 (a)	650,000	668,474

	Principal Amount	Value
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 2.921% FRN 12/15/38	$1,210,000	$1,170,669
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 3.500% 10/28/29 (a)	45,038	44,655
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 3.811% FRN 12/15/33 (a)	524,745	524,909

		5,178,192

WL Collateral CMO — 4.1%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 2.640% FRN 5/28/36 (a)	1,170,794	1,152,487
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 5.165% FRN 11/25/35	908,726	206,161
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 2.836% FRN 5/25/37	2,266,414	1,136,489
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	18,515	18,503
Credit Suisse Mortgage Trust Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 3.110% FRN 10/27/36 (a)	880,000	500,107
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (a) (b)	4,806,482	4,786,135
Series 2015-2R, Class 7A2, 4.320% VRN 8/27/36 (a) (b)	2,450,501	2,279,263
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (a) (b)	1,978,081	1,969,803
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1 6.000% 12/25/35	2,717,425	2,624,625
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610% 3.100% FRN 11/26/37 (a)	1,220,000	1,022,450
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.305% VRN 10/25/35 (b)	85,056	71,184
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 4.961% VRN 2/25/36 (b)	48,457	31,450

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust Series 2018-3, Class A1, 3.500% VRN 9/25/48 (a) (b)	$2,528,859	$2,518,118
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (a) (b)	967,824	963,744
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (a) (b)	3,347,043	3,332,939
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 3.102% FRN 4/26/47 (a)	300,000	288,732
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (a) (b)	700,247	715,806
Prime Mortgage Trust Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (a)	23,503	22,697
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (a)	781,817	653,177
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500% 3.990% FRN 12/26/37 (a)	2,038,415	1,758,122
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 4.351% VRN 8/25/36 (b)	317,885	267,552
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150% 4.547% FRN 3/25/46	322,348	344,264
Towd Point Mortgage Funding Vintage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200% 2.059% FRN 2/20/54 GBP (a) (e)	315,655	411,852
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 3.397% FRN 2/25/46	1,020,382	955,485

		28,031,145

WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600% 18.658% FRN 7/25/36	67,923	95,411

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,671,712)		67,923,073

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 6.3%
Abu Dhabi Government International Bond 2.500% 10/11/22 (a)	$870,000	$861,300
Argentina POM Politica Monetaria, 67.546% FRN 6/21/20 ARS (b) (e)	1,030,000	26,548
Argentine Bonos del Tesoro 18.200% 10/03/21 ARS (e)	12,970,000	212,516
Argentine Republic Government International Bond 5.625% 1/26/22	770,000	664,125
6.875% 4/22/21	220,000	200,750
6.875% 1/11/48	1,540,000	1,131,900
7.125% 7/06/36	220,000	168,850
7.500% 4/22/26	610,000	517,280
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/21 BRL (e)	8,458,000	2,258,266
10.000% 1/01/23 BRL (e)	13,781,000	3,725,363
10.000% 1/01/27 BRL (e)	963,000	260,969
Brazilian Government International Bond 4.625% 1/13/28 (d)	420,000	423,364
5.000% 1/27/45	510,000	469,710
5.625% 1/07/41	2,350,000	2,355,899
Colombia Government International Bond 5.625% 2/26/44	520,000	586,144
Ecuador Government International Bond 7.875% 1/23/28 (a)	330,000	313,830
Egypt Government International Bond 5.577% 2/21/23 (a)	370,000	367,284
Indonesia Government International Bond 3.500% 1/11/28	400,000	389,140
3.750% 4/25/22 (a)	1,030,000	1,042,955
4.350% 1/11/48 (d)	450,000	443,062
5.125% 1/15/45 (f)	1,360,000	1,446,739
5.125% 1/15/45 (a)	200,000	212,756
Kenya Government International Bond 6.875% 6/24/24 (f)	200,000	205,300
7.250% 2/28/28 (a)	200,000	201,916
Kuwait International Government Bond 3.500% 3/20/27 (a)	530,000	541,263
Mexican Bonos 6.500% 6/09/22 MXN (e)	92,558,000	4,592,172
7.750% 11/13/42 MXN (e)	34,785,600	1,664,347
8.000% 11/07/47 MXN (e)	101,820,000	4,978,362
8.500% 11/18/38 MXN (e)	30,070,000	1,560,320

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$1,220,000	$1,198,650
Nigeria Government International Bond 6.500% 11/28/27 (a)	200,000	197,607
7.143% 2/23/30 (a)	210,000	209,943
Peruvian Government International Bond 6.550% 3/14/37	750,000	1,009,695
Provincia de Buenos Aires 6.500% 2/15/23 (a)	170,000	138,125
7.875% 6/15/27 (a)	160,000	116,400
9.125% 3/16/24 (a)	160,000	132,400
Qatar Government International Bond 4.000% 3/14/29 (a)	580,000	597,755
4.817% 3/14/49 (a)	1,280,000	1,345,841
Republic of Poland Government International Bond 4.000% 1/22/24	910,000	951,299
Russian Federal Bond — OFZ 7.000% 1/25/23 RUB (e)	30,640,000	454,148
7.000% 8/16/23 RUB (e)	63,590,000	938,232
7.050% 1/19/28 RUB (e)	221,886,000	3,155,100
7.750% 9/16/26 RUB (e)	8,260,000	123,368
8.150% 2/03/27 RUB (e)	55,120,000	844,672

		43,235,665

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $47,288,580)		43,235,665

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.0%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. Series 3422, Class AI, 0.250% STEP 1/15/38	15,947	116
Series 4793, Class CB, 3.000% 5/15/48	1,166,886	1,168,180
Series 4793, Class CD, 3.000% 6/15/48	829,675	830,503
Series 4813, Class CJ, 3.000% 8/15/48	1,282,671	1,282,487
Series 353, Class S1, 1 mo. LIBOR + 6.000% 3.516% FRN 12/15/46	484,181	97,309
Series 334, Class S7, 1 mo. LIBOR + 6.100% 3.616% FRN 8/15/44	234,796	44,936
Series 3621, Class SB, 1 mo. LIBOR + 6.230% 3.746% FRN 1/15/40	45,976	7,903

	Principal Amount	Value
Series 4203, Class PS, 1 mo. LIBOR + 6.250% 3.766% FRN 9/15/42	$250,680	$33,255
Series 3973, Class SA, 1 mo. LIBOR + 6.490% 4.006% FRN 12/15/41	309,970	57,342
Series R007, Class ZA, 6.000% 5/15/36	126,644	142,389
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007, Class X1, 1.034% VRN 4/25/20 (b)	321,073	2,439
Series K712, Class X1, 1.330% VRN 11/25/19 (b)	717,554	3,995
Series K015, Class X1, 1.569% VRN 7/25/21 (b)	354,374	10,369
Series KF57, Class A, 3.030% FRN 12/25/28 (b)	180,000	180,000
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,440,992
Series 2006-88, Class IP, 1.425% 4/25/36	70,148	3,307
Series 2005-88, Class IP, 1.667% FRN 10/25/35 (b)	53,653	3,035
Series 2006-118, Class IP1, 2.656% FRN 12/25/36 (b)	128,695	8,016
Series 2006-118, Class IP2, 2.656% FRN 12/25/36 (b)	102,195	6,664
Series 2006-59, Class IP, 2.676% FRN 7/25/36 (b)	125,863	9,919
Series 409, Class C2, 3.000% 4/25/27	149,405	10,836
Series 2013-124, Class SB, 1 mo. LIBOR + 5.950% 3.465% FRN 12/25/43	542,570	100,702
Series 409, Class C13, 3.500% 11/25/41	168,495	26,722
Series 2016-61, Class BS, 1 mo. LIBOR + 6.100% 3.615% FRN 9/25/46	175,965	25,910
Series 2016-60, Class QS, 1 mo. LIBOR + 6.100% 3.615% FRN 9/25/46	374,915	55,878
Series 2017-76, Class SB, 3.615% FRN 10/25/57 (b)	1,090,542	188,365
Series 2012-133, Class CS, 1 mo. LIBOR + 6.150% 3.665% FRN 12/25/42	171,254	29,672
Series 2012-134, Class SK, 1 mo. LIBOR + 6.150% 3.665% FRN 12/25/42	334,127	60,059

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-54, Class BS, 1 mo. LIBOR + 6.150% 3.665% FRN 6/25/43	$435,527	$84,913
Series 2017-85, Class SC, 3.710% FRN 11/25/47 (b)	305,278	47,612
Series 409, Class C18, 4.000% 4/25/42	178,864	32,590
Series 2012-35, Class SC, 1 mo. LIBOR + 6.500% 4.015% FRN 4/25/42	149,756	28,996
Series 2011-87, Class SG, 4.060% FRN 4/25/40 (b)	270,283	30,325
Series 2011-96, Class SA, 1 mo. LIBOR + 6.550% 4.065% FRN 10/25/41	291,862	44,664
Series 2012-74, Class SA, 1 mo. LIBOR + 6.650% 4.165% FRN 3/25/42	78,544	11,510
Series 409, Class C22, 4.500% 11/25/39	101,763	17,645
Series 2011-59, Class NZ, 5.500% 7/25/41	566,442	624,531
Series 2013-9, Class CB, 5.500% 4/25/42	487,132	532,517
Series 2012-46, Class BA, 6.000% 5/25/42	127,466	143,794
Series 2012-28, Class B, 6.500% 6/25/39	29,282	31,287
Series 2013-9, Class BC, 6.500% 7/25/42	140,002	159,706
Series 2012-51, Class B, 7.000% 5/25/42	105,151	120,924
Federal National Mortgage Association ACES Series 2014-M4, Class X2, 0.229% VRN 3/25/24 (b)	4,871,808	54,531
Series 2019-M1, Class A2, 3.555% VRN 9/25/28 (b)	1,580,000	1,651,958
Government National Mortgage Association Series 2012-144, Class IO, 0.411% VRN 1/16/53 (b)	6,285,942	178,970
Series 2012-135, Class IO, 0.579% VRN 1/16/53 (b)	5,486,821	166,970
Series 2014-186, Class IO, 0.757% VRN 8/16/54 (b)	2,674,503	123,693
Series 2014-22, Class IA, 0.944% FRN 11/20/42 (b)	46,011	1,768
Series 2017-H18, Class BI, 1.578% VRN 9/20/67 (b)	4,990,153	469,387
Series 2012-H27, Class AI, 1.763% VRN 10/20/62 (b)	840,244	44,850

	Principal Amount	Value
Series 2017-H20, Class IB, 2.001% VRN 10/20/67 (b)	$99,490	$11,302
Series 2017-H15, Class KI, 2.228% VRN 7/20/67 (b)	198,794	30,098
Series 2018-H07, Class FD, 2.809% FRN 5/20/68 (b)	558,420	557,767
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.909% FRN 12/20/60	168,706	168,979
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 2.939% FRN 10/20/64	1,550,835	1,543,411
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.989% FRN 3/20/61	164,590	165,166
Series 2018-98, Class A, 3.000% 10/16/50	39,531	39,189
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 3.009% FRN 3/20/61	110,319	110,746
Series 2018-129, Class AG, 3.100% 5/16/59	218,636	217,772
Series 2014-117, Class SJ, 1 mo. LIBOR + 5.600% 3.112% FRN 8/20/44	167,722	24,243
Series 2018-118, Class AC, 3.200% 5/16/49	99,158	99,590
Series 2018-99, Class A, 3.200% 1/16/52	287,244	288,069
Series 2018-123, Class AH, 3.250% 9/16/52	29,810	29,854
Series 2012-66, Class CI, 3.500% 2/20/38	133,030	8,549
Series 2013-53, Class OI, 3.500% 4/20/43	984,145	145,860
Series 2016-135, Class SB, 1 mo. LIBOR + 6.100% 3.618% FRN 10/16/46	164,272	33,143
Series 2016-21, Class ST, 1 mo. LIBOR + 6.150% 3.662% FRN 2/20/46	127,605	24,480
Series 2014-176, Class IA, 4.000% 11/20/44	112,179	19,152
Series 2015-167, Class OI, 4.000% 4/16/45	119,219	25,879
Series 2010-31, Class GS, 4.015% FRN 3/20/39 (b)	10,465	362
Series 2010-85, Class HS, 1 mo. LIBOR + 6.650% 4.162% FRN 1/20/40	50,517	4,650
Series 2016-84, Class IG, 4.500% 11/16/45	544,285	108,251

		14,090,953

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 30.3%
Federal Home Loan Mortgage Corp. Pool #C91981 3.000% 2/01/38	$278,275	$279,969
Pool #C91987 3.000% 4/01/38	186,798	187,935
Pool #G67701 3.000% 10/01/46	1,279,169	1,276,471
Pool #Q45638 3.000% 1/01/47	362,637	361,306
Pool #G08747 3.000% 2/01/47	601,914	599,704
Pool #G61587 3.000% 4/01/47	1,049,046	1,045,194
Pool #G60985 3.000% 5/01/47	2,462,462	2,458,039
Pool #G08778 3.000% 9/01/47	194,227	193,454
Pool #G61637 3.000% 9/01/47	976,286	972,702
Pool #G08875 3.000% 3/01/49	2,337,094	2,327,053
Pool #G08880 3.000% 4/01/49	1,800,000	1,792,267
Pool #U90245 3.500% 10/01/42	111,980	114,231
Pool #U99045 3.500% 3/01/43	503,301	513,416
Pool #U99114 3.500% 2/01/44	61,467	62,702
Pool #U99124 3.500% 3/01/45	552,123	563,220
Pool #Q41209 3.500% 6/01/46	376,636	385,383
Pool #Q48752 3.500% 6/01/47	340,391	347,339
Pool #G08800 3.500% 2/01/48	1,293,105	1,313,437
Pool #V84260 3.500% 6/01/48	2,298,560	2,344,758
Pool #G08841 3.500% 10/01/48	1,200,000	1,217,368
Pool #G08856 3.500% 1/01/49	4,799,996	4,867,968
Pool #G08865 3.500% 3/01/49	4,000,000	4,056,643
Pool #G08871 3.500% 4/01/49	900,000	912,745
Pool #G14492 4.000% 10/01/25	254,714	262,683
Pool #U90316 4.000% 10/01/42	48,995	50,734
Pool #U91254 4.000% 4/01/43	113,283	117,303
Pool #Q19135 4.000% 6/01/43	50,594	53,085
Pool #Q19236 4.000% 6/01/43	46,487	48,617
Pool #U99054 4.000% 6/01/43	1,306,003	1,352,351
Pool #Q19615 4.000% 7/01/43	51,655	54,199
Pool #Q19985 4.000% 7/01/43	1,528,326	1,603,579
Pool #U95137 4.000% 8/01/43	57,825	59,878
Pool #C09071 4.000% 2/01/45	703,303	729,141
Pool #Q40459 4.000% 3/01/46	1,368,955	1,419,248
Pool #G08771 4.000% 7/01/47	1,153,611	1,195,272
Pool #V83342 4.000% 8/01/47	344,206	358,142
Pool #Q55429 4.000% 4/01/48	93,943	96,895
Pool #Q55997 4.000% 5/01/48	662,781	683,817
Pool #Q57230 4.000% 7/01/48	1,908,097	1,966,272
Pool #G08836 4.000% 9/01/48	863,141	889,457
Pool #G61727 4.000% 11/01/48	1,854,425	1,910,528
Pool #U99076 4.500% 12/01/43	426,449	447,612
Pool #U92272 4.500% 12/01/43	63,625	66,783
Pool #U99084 4.500% 2/01/44	382,780	401,775
Pool #U99091 4.500% 3/01/44	127,037	133,342
Pool #Q26207 4.500% 5/01/44	41,245	43,395
Pool #G08683 4.500% 12/01/45	46,652	48,967
Pool #Q47940 4.500% 2/01/47	661,419	694,449
Pool #V83157 4.500% 4/01/47	2,938,472	3,083,376
Pool #Q49177 4.500% 6/01/47	626,427	661,233
Pool #G06496 5.000% 6/01/41	78,312	84,385

	Principal Amount	Value
Pool #Q55401 5.000% 4/01/48	$732,545	$778,370
Pool #Q56002 5.000% 5/01/48	338,144	359,296
Pool #Q57925 5.000% 8/01/48	565,857	600,016
Pool #Q58591 5.000% 9/01/48	373,779	396,343
Pool #G08844 5.000% 10/01/48	187,496	198,639
Pool #Q59125 5.000% 10/01/48	193,267	204,874
Pool #Q59799 5.000% 11/01/48	290,398	307,929
Pool #G08859 5.000% 1/01/49	1,756,946	1,863,008
Pool #G06875 5.500% 12/01/38	10,233	11,226
Pool #G06669 6.500% 9/01/39	21,570	24,565
Pool #G07509 6.500% 9/01/39	18,036	20,549
Pool #G07335 7.000% 3/01/39	45,791	53,009
Federal Home Loan Mortgage Corp. TBA Pool #6949 4.500% 7/01/48 (g)	1,800,000	1,878,187
Pool #FG 5.000% 8/01/48 (g)	100,000	105,891
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	107,523	104,853
Pool #AM8674 2.810% 4/01/25	50,000	50,281
Pool #BJ2544 3.000% 12/01/37	181,005	182,107
Pool #AQ7306 3.000% 1/01/43	55,793	55,836
Pool #AR1202 3.000% 1/01/43	58,378	58,423
Pool #BC0884 3.000% 5/01/46	437,006	435,432
Pool #AS7533 3.000% 7/01/46	316,922	316,078
Pool #AS7738 3.000% 8/01/46	706,297	703,753
Pool #BD8104 3.000% 10/01/46	321,571	320,915
Pool #MA2806 3.000% 11/01/46	2,577,091	2,567,004
Pool #AS8269 3.000% 11/01/46	3,266,971	3,254,185
Pool #AS8359 3.000% 11/01/46	892,565	889,072
Pool #BE0072 3.000% 11/01/46	1,437,331	1,433,952
Pool #BM4579 3.000% 4/01/47	2,351,699	2,342,495
Pool #BM1565 3.000% 4/01/47	1,388,241	1,385,411
Pool #890843 3.000% 9/01/47	758,953	756,932
Pool #MA3237 3.000% 1/01/48	98,629	98,212
Pool #AN8048 3.080% 1/01/28	210,000	212,522
Pool #MA1177 3.500% 9/01/42	51,527	52,529
Pool #MA1213 3.500% 10/01/42	317,206	323,370
Pool #AS6340 3.500% 12/01/45	219,244	224,327
Pool #AS6328 3.500% 12/01/45	1,414,985	1,438,944
Pool #AS6541 3.500% 1/01/46	218,751	224,027
Pool #AS6562 3.500% 1/01/46	219,388	224,474
Pool #BH4101 3.500% 10/01/47	456,084	463,379
Pool #CA0907 3.500% 12/01/47	93,012	94,964
Pool #CA1526 3.500% 4/01/48	852,137	868,962
Pool #MA3383 3.500% 6/01/48	3,173,609	3,218,419
Pool #BM5521 3.500% 7/01/48	2,086,229	2,120,902
Pool #890876 3.500% 2/01/49	200,000	204,011
Pool #BF0145 3.500% 3/01/57	2,670,902	2,706,945
Pool #BL1151 3.600% 1/01/29	498,680	522,248
Pool #BL1085 3.820% 1/01/29	490,000	521,533
Pool #BL1367 3.830% 1/01/29	1,500,000	1,595,294
Pool #AK8441 4.000% 4/01/42	48,972	50,909
Pool #AO2711 4.000% 5/01/42	48,142	50,046

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO6086 4.000% 6/01/42	$38,690	$40,220
Pool #AP0692 4.000% 7/01/42	32,742	34,006
Pool #AP5333 4.000% 7/01/42	161,886	168,137
Pool #AP2530 4.000% 8/01/42	34,656	36,000
Pool #AP2958 4.000% 8/01/42	31,188	32,392
Pool #AP4903 4.000% 9/01/42	48,667	50,553
Pool #AP7399 4.000% 9/01/42	90,443	93,935
Pool #AP9229 4.000% 10/01/42	32,883	34,152
Pool #AP9766 4.000% 10/01/42	201,975	208,984
Pool #MA1217 4.000% 10/01/42	251,621	260,354
Pool #AQ3599 4.000% 11/01/42	33,844	35,156
Pool #MA1253 4.000% 11/01/42	149,255	154,435
Pool #AQ7003 4.000% 12/01/42	68,929	71,526
Pool #AQ4555 4.000% 12/01/42	75,307	78,286
Pool #AQ7082 4.000% 1/01/43	107,364	111,409
Pool #AL3508 4.000% 4/01/43	53,045	55,599
Pool #AQ4078 4.000% 6/01/43	49,774	52,186
Pool #AQ4080 4.000% 6/01/43	44,882	46,903
Pool #AT8394 4.000% 6/01/43	49,230	51,616
Pool #AB9683 4.000% 6/01/43	89,025	92,866
Pool #AT9637 4.000% 7/01/43	158,741	165,887
Pool #AT9653 4.000% 7/01/43	109,001	114,283
Pool #AT9657 4.000% 7/01/43	89,107	92,951
Pool #AS0070 4.000% 8/01/43	55,343	57,264
Pool #MA1547 4.000% 8/01/43	60,752	62,860
Pool #AS4347 4.000% 1/01/45	109,828	114,704
Pool #AS9453 4.000% 4/01/47	1,226,045	1,274,727
Pool #AS9588 4.000% 5/01/47	344,296	358,075
Pool #BH2623 4.000% 8/01/47	3,600,755	3,725,723
Pool #BJ9930 4.000% 4/01/48	3,462,814	3,568,927
Pool #BF0104 4.000% 2/01/56	155,251	161,561
Pool #BF0183 4.000% 1/01/57	82,142	85,481
Pool #BF0191 4.000% 6/01/57	173,569	180,081
Pool #MA0706 4.500% 4/01/31	30,363	32,173
Pool #MA0734 4.500% 5/01/31	99,215	105,132
Pool #MA0776 4.500% 6/01/31	33,135	35,111
Pool #MA0913 4.500% 11/01/31	24,170	25,574
Pool #MA0939 4.500% 12/01/31	28,246	29,886
Pool #993117 4.500% 1/01/39	6,940	7,365
Pool #AA0856 4.500% 1/01/39	12,585	13,355
Pool #AA3495 4.500% 2/01/39	15,454	16,400
Pool #935520 4.500% 8/01/39	33,088	35,092
Pool #AD5481 4.500% 5/01/40	643,735	682,525
Pool #AD6914 4.500% 6/01/40	70,563	74,815
Pool #AD8685 4.500% 8/01/40	175,978	186,582
Pool #MA1591 4.500% 9/01/43	112,973	118,404
Pool #MA1629 4.500% 10/01/43	116,336	121,928
Pool #AL4341 4.500% 10/01/43	9,126	9,599
Pool #AU6423 4.500% 10/01/43	236,332	248,801
Pool #MA1664 4.500% 11/01/43	60,877	63,804
Pool #MA1711 4.500% 12/01/43	113,840	119,312
Pool #AL4741 4.500% 1/01/44	54,356	56,969
Pool #AW0318 4.500% 2/01/44	316,491	332,496

	Principal Amount	Value
Pool #AL5562 4.500% 4/01/44	$25,551	$26,835
Pool #AL5540 4.500% 7/01/44	100,063	106,499
Pool #890604 4.500% 10/01/44	512,454	545,095
Pool #AS4271 4.500% 1/01/45	56,291	60,316
Pool #AS8577 4.500% 12/01/46	1,496,266	1,567,724
Pool #AS9615 4.500% 5/01/47	770,208	806,991
Pool #BF0148 4.500% 4/01/56	3,525,724	3,746,991
Pool #BF0222 4.500% 9/01/57	904,781	959,584
Pool #915154 5.000% 4/01/37	63,681	68,547
Pool #974965 5.000% 4/01/38	188,461	203,476
Pool #983077 5.000% 5/01/38	54,760	59,123
Pool #310088 5.000% 6/01/38	51,828	55,957
Pool #AE2266 5.000% 3/01/40	97,945	105,626
Pool #BM3904 5.000% 5/01/48	247,101	262,618
Pool #MA3501 5.000% 10/01/48	1,037,390	1,098,322
Pool #CA2652 5.000% 11/01/48	1,523,144	1,612,131
Pool #937948 5.500% 6/01/37	8,690	9,465
Pool #995072 5.500% 8/01/38	24,903	27,167
Pool #BF0141 5.500% 9/01/56	798,753	861,878
Pool #481473 6.000% 2/01/29	43	47
Pool #867557 6.000% 2/01/36	2,273	2,504
Pool #AE0469 6.000% 12/01/39	188,398	211,881
Pool #AL4324 6.500% 5/01/40	123,039	140,084
Pool #AE0758 7.000% 2/01/39	68,746	79,438
Federal National Mortgage Association TBA Pool #299 2.500% 5/01/32 (g)	900,000	894,375
Pool #5650 3.000% 3/01/33 (g)	4,000,000	4,035,000
Pool #6985 3.000% 4/01/47 (g)	800,000	795,500
Pool #4555 3.500% 4/01/33 (g)	7,700,000	7,873,851
Pool #1058 3.500% 2/01/48 (g)	17,300,000	17,532,469
Pool #11192 4.000% 5/01/48 (g)	4,750,000	4,885,078
Pool #29647 5.000% 8/01/48 (g)	300,000	317,180
Government National Mortgage Association I Pool #AB2892 3.000% 9/15/42	238,376	240,755
Pool #AB9205 3.000% 11/15/42	270,756	273,459
Pool #MA1995 3.500% 6/20/44	173,845	178,423
Pool #784571 3.500% 6/15/48	465,750	477,952
Pool #MA5712 5.000% 1/20/49	1,792,198	1,879,058
Pool #487588 6.000% 4/15/29	2,201	2,402
Pool #595077 6.000% 10/15/32	437	486
Pool #596620 6.000% 10/15/32	288	320
Pool #604706 6.000% 10/15/33	55,122	61,539
Pool #636251 6.000% 3/15/35	5,438	6,108
Pool #782034 6.000% 1/15/36	60,622	67,901
Pool #658029 6.000% 7/15/36	26,474	29,839
Government National Mortgage Association II Pool #MA4195 3.000% 1/20/47	720,250	724,511
Pool #MA4320 3.000% 3/20/47	1,178,867	1,185,842
Pool #MA4718 3.000% 9/20/47	89,977	90,397
Pool #MA4836 3.000% 11/20/47	636,796	639,767

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5018 3.000% 2/20/48	$6,934,881	$6,967,243
Pool #MA2678 3.500% 3/20/45	82,297	84,362
Pool #MA3663 3.500% 5/20/46	1,378,869	1,411,302
Pool #BC4732 3.500% 10/20/47	645,884	661,278
Pool #BD0384 3.500% 10/20/47	454,048	464,870
Pool #MA4837 3.500% 11/20/47	90,714	92,706
Pool #784674 3.500% 4/20/48	3,275,568	3,357,732
Pool #MA4653 4.000% 8/20/47	1,992,173	2,060,986
Pool #MA4901 4.000% 12/20/47	606,507	627,457
Pool #MA5330 4.000% 7/20/48	674,445	696,793
Pool #783298 4.500% 4/20/41	236,764	250,135
Pool #783368 4.500% 7/20/41	32,339	34,115
Pool #MA5265 4.500% 6/20/48	365,882	380,255
Pool #BJ1835 4.500% 9/20/48	198,295	206,023
Pool #BJ1853 4.500% 9/20/48	292,596	303,999
Pool #MA5652 4.500% 12/20/48	1,787,975	1,861,288
Pool #MA5711 4.500% 1/20/49	5,180,367	5,395,208
Pool #4747 5.000% 7/20/40	141,179	150,977
Pool #MA5597 5.000% 11/20/48	355,656	372,448
Pool #MA5653 5.000% 12/20/48	3,377,076	3,537,581
Government National Mortgage Association II TBA Pool #587 3.000% 4/01/47 (g)	1,600,000	1,606,875
Pool #304 3.500% 1/01/48 (g)	13,400,000	13,688,937
Pool #1235 4.000% 5/01/48 (g)	7,600,000	7,847,000
Pool #1019 4.500% 1/01/48 (g)	3,660,000	3,800,395

		208,241,508

Whole Loans — 0.7%
Federal National Mortgage Association Connecticut Avenue Securities Trust (a) (b) Series 2019-R02, Class 1M2 4.786% 8/25/31	1,670,000	1,680,601
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 6.286% FRN 3/25/25	1,149,852	1,211,332
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 7.436% FRN 7/25/29	1,450,000	1,631,410

		4,523,343

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $225,823,224)		226,855,804

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds & Notes — 17.4%
U.S. Treasury Bond 2.500% 2/15/45	2,700,000	2,547,281
2.750% 11/15/47	6,050,000	5,964,922

	Principal Amount	Value
2.875% 8/15/45	$8,260,000	$8,369,574
3.000% 5/15/47	3,770,000	3,908,430
3.000% 2/15/48	2,490,000	2,577,306
3.125% 5/15/48	7,380,000	7,829,258
3.375% 5/15/44	6,000,000	6,630,281
3.375% 11/15/48	7,580,000	8,438,790
3.750% 11/15/43	28,630,000	33,556,596
U.S. Treasury Inflation Index 0.625% 2/15/43	1,335,436	1,255,293
0.750% 2/15/42	801,907	780,221
1.000% 2/15/49	2,620,314	2,686,400
1.375% 2/15/44	1,846,526	2,039,067
2.125% 2/15/40	395,886	493,588
U.S. Treasury Note 1.625% 7/31/19	270,000	269,245
2.000% 6/30/24	5,710,000	5,635,101
2.000% 2/15/25	8,300,000	8,163,893
2.250% 2/15/27	4,110,000	4,078,693
2.500% 2/15/22	40,000	40,290
2.500% 1/31/24	3,750,000	3,793,565
2.625% 2/15/29	110,000	112,028
2.875% 9/30/23	10,020,000	10,288,427

		119,458,249

TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,694,775)		119,458,249

TOTAL BONDS & NOTES (Cost $675,718,204)		682,137,821

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $695,645)		414,939

	Number of Shares

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (i)	1,658,715	1,658,715

TOTAL MUTUAL FUNDS (Cost $1,658,715)		1,658,715

TOTAL LONG-TERM INVESTMENTS (Cost $678,198,172)		684,338,653

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 10.6%
Commercial Paper — 2.5%
Banco Santander SA 2.767% 5/01/19	$5,280,000	$5,268,036
Mitsubishi UFJ Trust & Banking Corp. 2.623% 5/30/19 (a)	2,560,000	2,548,920
Mizuho Bank Ltd. 2.610% 6/13/19 (a)	6,640,000	6,604,661
Standard Chartered Bank 2.628% 7/24/19 (a)	2,410,000	2,389,722

		16,811,339

Discount Notes — 3.4%
Federal Home Loan Bank Discount Notes 2.447% 4/12/19	1,410,000	1,408,957
2.450% 5/03/19	3,090,000	3,083,353
2.460% 6/12/19	3,250,000	3,233,995
2.470% 5/22/19	1,100,000	1,096,229
2.472% 5/29/19	5,290,000	5,269,375
2.475% 4/22/19	1,670,000	1,667,418
2.476% 5/31/19	6,220,000	6,194,913
2.495% 9/27/19	1,100,000	1,086,819

		23,041,059

Repurchase Agreement — 4.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (j)	32,579,353	32,579,353

TOTAL SHORT-TERM INVESTMENTS (Cost $72,428,934)		72,431,751

TOTAL INVESTMENTS — 110.2% (Cost $750,627,106) (k)		756,770,404

Other Assets/(Liabilities) — (10.2)%		(69,834,282)

NET ASSETS — 100.0%		$686,936,122

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $102,485,943 or 14.92% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)	Security is perpetual and has no stated maturity date.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,623,980 or 0.24% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $1,652,039 or 0.24% of net assets.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at time of settlement.
(i)	Represents investment of security lending collateral. (Note 2).
(j)

Maturity value of $32,582,746. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $33,233,089.

(k)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call

Goldman Sachs & Co.*	11,138,799	USD	11,138,799	11/04/19	USD Call EUR Put, Strike 1.14	$209,911	$199,608	$(10,303)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	254	USD	254,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 112.00	$4,408	$254	$(4,154)

	316	USD	316,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 112.25	5,484	316	(5,168)

	313	USD	313,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 112.50	5,432	313	(5,119)

	378	USD	378,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 115.00	22,568	23,625	1,057

	681	USD	681,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 115.25	61,788	74,484	12,696

	465	USD	465,000	4/26/19	U.S. Treasury Note 10 Year Future, Strike 123.00	73,461	50,860	(22,601)

	217	USD	217,000	4/26/19	U.S. Treasury Bond Future, Strike 143.00	58,688	6,781	(51,907)

	135	USD	135,000	4/26/19	U.S. Treasury Bond Future, Strike 147.00	55,030	29,531	(25,499)

Goldman Sachs & Co.*	6,520,000	USD	6,520,000	4/02/19	USD Put AUD Call, Strike 0.74	52,049	7	(52,042)

Goldman Sachs & Co.*	6,860,000	USD	6,860,000	4/11/19	USD Put MXN Call, Strike 19.00	100,520	8,657	(91,863)

Goldman Sachs & Co.*	6,760,000	USD	6,760,000	6/21/19	USD Put EUR Call, Strike 1.16	46,306	20,503	(25,803)

						485,734	215,331	(270,403)

						$695,645	$414,939	$(280,706)

*	Contracts are subject to a Master Netting Agreement.

Written Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call

	378	USD	378,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 118.00	$(22,972)	$(11,813)	$11,159

	217	USD	217,000	4/26/19	U.S. Treasury Bond Future, Strike 149.00	(57,937)	(315,328)	(257,391)

Goldman Sachs & Co.*	6,860,000	USD	6,860,000	4/11/19	USD Call MXN Put, Strike 20.00	(91,122)	(8,987)	82,135

						(172,031)	(336,128)	(164,097)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put

	378	USD	378,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 114.00	$(3,541)	$(2,953)	$588
	227	USD	227,000	4/26/19	U.S. Treasury Note 5 Year Future, Strike 115.75	(55,068)	(69,164)	(14,096)

	155	USD	155,000	4/26/19	U.S. Treasury Note 10 Year Future, Strike 124.00	(77,232)	(65,391)	11,841

	45	USD	45,000	4/26/19	U.S. Treasury Bond Future, Strike 149.00	(55,109)	(35,859)	19,250

						(190,950)	(173,367)	17,583

						$(362,981)	$(509,495)	$(146,514)

*	Contracts are subject to a Master Netting Agreement.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
BRL	32,743,900	Barclays Bank PLC*	4/17/19	$8,826,801	$(472,333)
BRL	15,890,000	Barclays Bank PLC*	7/17/19	4,027,781	(2,169)
CAD	22,248,430	Barclays Bank PLC*	4/17/19	16,789,634	(134,108)
CNH	22,247	Barclays Bank PLC*	4/17/19	3,232	77
CNY	29,115,495	Barclays Bank PLC*	4/17/19	4,337,181	(4,773)
INR	250,530,000	Barclays Bank PLC*	4/16/19	3,531,601	77,516
ZAR	16,890,000	Barclays Bank PLC*	4/17/19	1,205,567	(37,106)

				38,721,797	(572,896)

ARS	32,230,000	Citibank N.A.*	9/23/19	652,429	(56,023)
AUD	4,772,762	Citibank N.A.*	4/17/19	3,426,076	(36,138)
BRL	23,860,000	Citibank N.A.*	4/17/19	6,365,332	(277,554)
BRL	25,660,000	Citibank N.A.*	7/17/19	6,577,463	(76,696)
CAD	8,575,846	Citibank N.A.*	4/17/19	6,419,340	674
EUR	2,413,656	Citibank N.A.*	4/17/19	2,791,615	(80,650)
GBP	548,024	Citibank N.A.*	4/17/19	703,378	10,939
IDR	107,201,255,000	Citibank N.A.*	4/17/19	7,401,947	112,013
JPY	744,976,506	Citibank N.A.*	4/17/19	6,934,917	(204,403)
KRW	4,556,477,480	Citibank N.A.*	4/17/19	4,063,567	(47,642)
MXN	251,519,460	Citibank N.A.*	4/17/19	12,998,903	(72,072)
RUB	129,520,729	Citibank N.A.*	4/17/19	1,909,068	60,083

				60,244,035	(667,469)

				$98,965,832	$(1,240,365)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)

Contracts to Deliver
AUD	3,575,187	Barclays Bank PLC*	4/17/19	$2,558,886	$19,547
BRL	15,890,000	Barclays Bank PLC*	4/17/19	4,055,641	1,375
CNY	29,115,495	Barclays Bank PLC*	4/17/19	4,222,207	(110,201)
CNY	29,115,495	Barclays Bank PLC*	7/17/19	4,330,279	(1,046)
GBP	500,000	Barclays Bank PLC*	4/17/19	662,441	10,720
MXN	3,000,000	Barclays Bank PLC*	4/17/19	154,316	131

				15,983,770	(79,474)

BRL	25,660,000	Citibank N.A.*	4/17/19	6,621,935	74,895
EUR	2,970,000	Citibank N.A.*	4/17/19	3,373,104	37,267
JPY	751,873,752	Citibank N.A.*	4/17/19	6,998,167	205,341
KRW	4,556,477,480	Citibank N.A.*	4/17/19	4,089,498	73,573
MXN	93,580,981	Citibank N.A.*	4/15/19	4,825,344	14,202
MXN	59,993,000	Citibank N.A.*	4/17/19	3,095,643	12,305
PHP	257,796,000	Citibank N.A.*	4/17/19	4,881,575	(19,670)

				33,885,266	397,913

				$49,869,036	$318,439

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	6/06/19	67	$9,497,221	$233,391
U.S. Treasury Long Bond	6/19/19	332	49,444,298	241,577
U.S. Treasury Ultra Bond	6/19/19	258	42,109,638	1,234,362
U.S. Treasury Note 2 Year	6/28/19	741	157,329,243	573,226
90 Day Eurodollar	12/16/19	1,182	286,942,131	1,377,219
90 Day Eurodollar	6/15/20	253	61,540,607	302,081

				$3,961,856

Short
Euro-Bund	6/06/19	479	$(87,525,963)	$(1,851,578)
Euro-Buxl 30 Year Bond	6/06/19	4	(818,155)	(41,824)
Japanese Government Bond 10 Year	6/13/19	6	(8,271,002)	(27,112)
Euro FX	6/17/19	5	(714,019)	8,488
U.S. Treasury Note 10 Year	6/19/19	514	(63,015,835)	(832,603)
U.S. Treasury Ultra 10 Year	6/19/19	55	(7,138,710)	(164,259)
U.S. Treasury Note 5 Year	6/28/19	349	(40,470,803)	46,787

				$(2,862,101)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps

	USD	67,510,000	6/20/24	Quarterly	1.000%	CDX.NA. IG.32† (Ratings: BBB+)**	$108,111	$1,090,664	$1,198,775

	USD	11,380,000	6/20/24	Quarterly	5.000%	CDX.NA.HY.32† (Ratings: BBB+)**	62,189	694,183	756,372

							170,300	1,784,847	1,955,147

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	EUR	600,800	8/23/47	Annually/ Semi-Annually	Fixed 1.498%	6-Month EURIBOR	$(75,582)	$(643)	$(76,225)

	GBP	6,492,000	10/26/21	Semi-Annually/ Semi-Annually	Fixed 1.271%	6-Month GBP LIBOR	(54,083)	3,152	(50,931)

	GBP	31,704,000	10/30/21	Annually/ Annually	Fixed 1.385%	3-Month GBP LIBOR	(171,937)	(11,360)	(183,297)

	MXN	408,840,000	4/05/21	Monthly/ Monthly	28 Day-MXN-TIIE-Banxico	Fixed 7.351%	(258,290)	(3,187)	(261,477)

	MXN	280,100,000	4/06/22	Monthly/ Monthly	28 Day-MXN-TIIE-Banxico	Fixed 7.330%	(201,558)	(6,769)	(208,327)

	USD	33,899,000	6/19/24	Quarterly/ Quarterly	3-Month USD LIBOR	Fed Funds	23,532	-	23,532

	USD	9,176,000	12/31/25	Semi-Annually/ Quarterly	Fixed 2.250%	3-Month USD LIBOR	25,727	12,598	38,325

	USD	24,674,000	12/31/25	Annually/ Annually	Fixed 2.250%	Fed Funds	(151,195)	(152,099)	(303,294)

	USD	38,324,000	1/31/26	Semi-Annually/ Quarterly	Fixed 2.500%	3-Month USD LIBOR	92,866	(515,308)	(422,442)

	USD	11,528,000	2/15/36	Quarterly/ Semi-Annually	3-Month USD LIBOR	Fixed 3.000%	685,649	6,685	692,334

	USD	8,742,000	2/15/44	Semi-Annually/ Quarterly	Fixed 3.330%	3-Month USD LIBOR	(1,177,473)	(359)	(1,177,832)

	USD	8,584,000	5/15/44	Semi-Annually/ Quarterly	Fixed 3.000%	3-Month USD LIBOR	(634,450)	6,692	(627,758)

	USD	7,252,000	5/15/44	Semi-Annually/ Quarterly	Fixed 2.875%	3-Month USD LIBOR	(387,328)	29,485	(357,843)

	USD	9,792,000	8/15/44	Semi-Annually/ Quarterly	Fixed 2.750%	3-Month USD LIBOR	(198,373)	(50,716)	(249,089)

							(2,482,495)	(681,829)	(3,164,324)

OTC Swaps

Citibank N.A.*	BRL	4,482,000	1/02/20	Maturity/ Maturity	BRL CDI	Fixed 8.410%	$25,054	$4,369	$29,423

Citibank N.A.*	BRL	8,600,000	1/02/20	Maturity/ Maturity	BRL CDI	Fixed 8.410%	54,515	1,942	56,457

Citibank N.A.*	BRL	9,600,000	1/02/20	Maturity/ Maturity	BRL CDI	Fixed 8.410%	57,922	5,100	63,022

Citibank N.A.*	BRL	14,700,000	1/02/20	Maturity/ Maturity	BRL CDI	Fixed 8.410%	83,954	12,548	96,502

Citibank N.A.*	BRL	42,358,000	1/02/20	Maturity/ Maturity	BRL CDI	Fixed 8.410%	278,071	-	278,071

							499,516	23,959	523,475

Collateral for swap agreements held by Goldman Sachs International amounted to $3,443,835 in cash at March 31, 2019.

A portion of the security collateral received from Citibank N.A., in the amounts of $585,525 was related to swap agreements at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 96.1%
Basic Materials — 3.1%
Chemicals — 2.7%
Albemarle Corp.	2,800	$229,543
Celanese Corp.	4,000	394,440
CF Industries Holdings, Inc.	31,437	1,285,145
DowDuPont, Inc.	117,704	6,274,800
Eastman Chemical Co.	4,200	318,696
FMC Corp.	3,500	268,870
LyondellBasell Industries NV Class A	13,600	1,143,488
PPG Industries, Inc.	7,400	835,238

		10,750,220

Forest Products & Paper — 0.1%
International Paper Co.	11,500	532,105

Iron & Steel — 0.2%
Nucor Corp.	9,400	548,490
Reliance Steel & Aluminum Co.	2,100	189,546
Steel Dynamics, Inc.	7,000	246,890

		984,926

Mining — 0.1%
Newmont Mining Corp.	12,600	450,702

		12,717,953

Communications — 9.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	11,300	237,413
Omnicom Group, Inc.	6,000	437,940

		675,353

Internet — 0.1%
CDW Corp.	4,400	424,028

Media — 3.0%
CBS Corp.	9,300	442,029
Comcast Corp. Class A	186,638	7,461,787
DISH Network Corp. Class A (a)	5,500	174,295
Fox Corp. Class B (a)	74,581	2,675,967
Viacom, Inc. Class B	9,400	263,858
The Walt Disney Co.	8,766	973,289

		11,991,225

Telecommunications — 6.3%
Cisco Systems, Inc.	228,597	12,341,952
Corning, Inc.	34,400	1,138,640
Juniper Networks, Inc.	8,200	217,054
Verizon Communications, Inc.	196,177	11,599,946

		25,297,592

		38,388,198

	Number of Shares	Value
Consumer, Cyclical — 5.6%
Airlines — 0.8%
Alaska Air Group, Inc.	3,300	$185,196
American Airlines Group, Inc.	11,100	352,536
Delta Air Lines, Inc.	21,000	1,084,650
JetBlue Airways Corp. (a)	8,500	139,060
Southwest Airlines Co.	17,500	908,425
United Continental Holdings, Inc. (a)	7,100	566,438

		3,236,305

Apparel — 0.1%
Carter’s, Inc.	1,200	120,948
Hanesbrands, Inc.	8,700	155,556
Ralph Lauren Corp.	1,100	142,648

		419,152

Auto Manufacturers — 0.8%
Ford Motor Co.	82,100	720,838
General Motors Co.	42,400	1,573,040
PACCAR, Inc.	10,400	708,656

		3,002,534

Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	4,100	184,172
Aptiv PLC	7,400	588,226
BorgWarner, Inc.	6,200	238,142
WABCO Holdings, Inc. (a)	1,300	171,379

		1,181,919

Distribution & Wholesale — 0.1%
W.W. Grainger, Inc.	758	228,105

Entertainment — 0.0%
Cinemark Holdings, Inc.	2,000	79,980

Home Builders — 0.3%
D.R. Horton, Inc.	9,900	409,662
Lennar Corp. Class A	7,600	373,084
NVR, Inc. (a)	70	193,690
PulteGroup, Inc.	7,400	206,904
Toll Brothers, Inc.	3,900	141,180

		1,324,520

Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,500	147,770
Whirlpool Corp.	1,700	225,913

		373,683

Leisure Time — 0.5%
Brunswick Corp.	2,600	130,858
Carnival Corp.	15,900	806,448
Harley-Davidson, Inc.	4,200	149,772
Norwegian Cruise Line Holdings Ltd. (a)	6,300	346,248
Royal Caribbean Cruises Ltd.	6,300	722,106

		2,155,432

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.7%
Hyatt Hotels Corp. Class A	1,100	$79,827
Las Vegas Sands Corp.	43,550	2,654,808

		2,734,635

Retail — 1.9%
AutoZone, Inc. (a)	800	819,296
Best Buy Co., Inc.	8,600	611,116
CarMax, Inc. (a)	5,300	369,940
Foot Locker, Inc.	3,000	181,800
The Gap, Inc.	11,500	301,070
Genuine Parts Co.	3,500	392,105
Kohl’s Corp.	4,600	316,342
Nordstrom, Inc.	4,900	217,462
Target Corp.	16,200	1,300,212
Walgreens Boots Alliance, Inc.	25,100	1,588,077
Walmart, Inc.	16,813	1,639,772
Williams-Sonoma, Inc. (b)	700	39,389

		7,776,581

		22,512,846

Consumer, Non-cyclical — 18.9%
Agriculture — 2.4%
Altria Group, Inc.	49,900	2,865,757
Archer-Daniels-Midland Co.	16,600	715,958
Philip Morris International, Inc.	68,246	6,032,264

		9,613,979

Beverages — 0.1%
Molson Coors Brewing Co. Class B	4,700	280,355

Biotechnology — 2.8%
Amgen, Inc.	19,900	3,780,602
Biogen, Inc. (a)	6,300	1,489,194
Celgene Corp. (a)	12,200	1,150,948
Gilead Sciences, Inc.	77,578	5,043,346
United Therapeutics Corp. (a)	400	46,948

		11,511,038

Commercial Services — 0.2%
AMERCO	630	234,051
H&R Block, Inc.	5,000	119,700
Quanta Services, Inc.	3,800	143,412
Robert Half International, Inc.	3,200	208,512

		705,675

Foods — 1.8%
Campbell Soup Co.	8,000	305,040
Ingredion, Inc.	1,022	96,773
The J.M. Smucker Co.	3,500	407,750
Kellogg Co.	9,100	522,158
The Kroger Co.	21,200	521,520
Mondelez International, Inc. Class A	35,100	1,752,192
Tyson Foods, Inc. Class A	50,807	3,527,530
US Foods Holding Corp. (a)	2,800	97,748

		7,230,711

	Number of Shares	Value
Health Care – Products — 0.6%
Becton Dickinson and Co.	9,646	$2,408,896
Henry Schein, Inc. (a)	4,000	240,440

		2,649,336

Health Care – Services — 1.8%
Anthem, Inc.	16,549	4,749,232
DaVita, Inc. (a)	5,500	298,595
HCA Healthcare, Inc.	10,300	1,342,914
Laboratory Corp. of America Holdings (a)	3,200	489,536
Quest Diagnostics, Inc.	3,900	350,688

		7,230,965

Household Products & Wares — 1.2%
Avery Dennison Corp.	1,500	169,500
Kimberly-Clark Corp.	37,346	4,627,169

		4,796,669

Pharmaceuticals — 8.0%
AbbVie, Inc.	39,300	3,167,187
AmerisourceBergen Corp.	5,600	445,312
Bristol-Myers Squibb Co.	37,200	1,774,812
CVS Health Corp.	36,500	1,968,445
Johnson & Johnson	80,416	11,241,353
McKesson Corp.	5,700	667,242
Merck & Co., Inc.	63,700	5,297,929
Pfizer, Inc.	177,200	7,525,684

		32,087,964

		76,106,692

Energy — 9.7%
Oil & Gas — 8.7%
Apache Corp.	7,900	273,814
Chevron Corp.	52,700	6,491,586
ConocoPhillips	34,400	2,295,856
Exxon Mobil Corp.	112,700	9,106,160
Helmerich & Payne, Inc.	3,200	177,792
Hess Corp.	57,874	3,485,751
Marathon Oil Corp.	25,200	421,092
Murphy Oil Corp.	4,100	120,130
Occidental Petroleum Corp.	68,530	4,536,686
Phillips 66	14,500	1,379,965
Total SA (b)	119,773	6,651,323

		34,940,155

Pipelines — 1.0%
Kinder Morgan, Inc.	53,500	1,070,535
TransCanada Corp.	65,600	2,948,064

		4,018,599

		38,958,754

Financial — 26.4%
Banks — 16.4%
Bank of America Corp.	239,900	6,618,841

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Bank of New York Mellon Corp.	30,100	$1,517,943
BB&T Corp.	23,100	1,074,843
CIT Group, Inc.	3,900	187,083
Citigroup, Inc.	76,900	4,784,718
Citizens Financial Group, Inc.	14,500	471,250
Comerica, Inc.	4,400	322,608
Commerce Bancshares, Inc.	3,154	183,121
Cullen/Frost Bankers, Inc.	1,900	184,433
Fifth Third Bancorp	101,614	2,562,705
The Goldman Sachs Group, Inc.	11,200	2,150,288
Huntington Bancshares, Inc.	32,100	407,028
JP Morgan Chase & Co.	151,152	15,301,117
KeyCorp	31,800	500,850
M&T Bank Corp.	4,500	706,590
Morgan Stanley	161,749	6,825,808
Northern Trust Corp.	5,800	524,378
The PNC Financial Services Group, Inc.	14,100	1,729,506
Popular, Inc.	2,000	104,260
Prosperity Bancshares, Inc.	2,000	138,120
Regions Financial Corp.	33,800	478,270
Signature Bank	1,300	166,491
State Street Corp.	47,343	3,115,643
SunTrust Banks, Inc.	13,900	823,575
US Bancorp	49,100	2,366,129
Webster Financial Corp.	2,700	136,809
Wells Fargo & Co.	261,990	12,659,357
Zions Bancorp NA	5,800	263,378

		66,305,142

Diversified Financial Services — 2.7%
Ally Financial, Inc.	12,800	351,872
American Express Co.	25,800	2,819,940
Ameriprise Financial, Inc.	4,900	627,690
BlackRock, Inc.	2,300	982,951
Capital One Financial Corp.	13,500	1,102,815
Credit Acceptance Corp. (a)	430	194,330
Discover Financial Services	11,200	796,992
E*TRADE Financial Corp.	7,600	352,868
Franklin Resources, Inc.	12,400	410,936
LPL Financial Holdings, Inc.	1,800	125,370
Nasdaq, Inc.	3,900	341,211
Raymond James Financial, Inc.	3,800	305,558
Santander Consumer USA Holdings, Inc.	10,600	223,978
SEI Investments Co.	2,000	104,500
Synchrony Financial	17,500	558,250
T. Rowe Price Group, Inc.	6,700	670,804
TD Ameritrade Holding Corp.	11,500	574,885
The Western Union Co.	13,600	251,192

		10,796,142

	Number of Shares	Value
Insurance — 6.5%
Aflac, Inc.	23,100	$1,155,000
Alleghany Corp. (a)	540	330,696
The Allstate Corp.	10,800	1,017,144
American Financial Group, Inc.	5,100	490,671
American International Group, Inc.	75,734	3,261,106
Athene Holding Ltd. Class A (a)	3,400	138,720
Brighthouse Financial, Inc. (a)	20,455	742,312
Chubb Ltd.	45,803	6,416,084
Cincinnati Financial Corp.	4,900	420,910
Everest Re Group Ltd.	1,000	215,960
Fidelity National Financial, Inc.	6,800	248,540
The Hartford Financial Services Group, Inc.	10,500	522,060
Lincoln National Corp.	6,400	375,680
Loews Corp.	9,700	464,921
Markel Corp. (a)	410	408,458
MetLife, Inc.	77,717	3,308,413
Principal Financial Group, Inc.	6,800	341,292
The Progressive Corp.	14,200	1,023,678
Prudential Financial, Inc.	12,400	1,139,312
Reinsurance Group of America, Inc.	2,000	283,960
Torchmark Corp.	8,200	671,990
The Travelers Cos., Inc.	18,600	2,551,176
Unum Group	4,400	148,852
Voya Financial, Inc.	5,300	264,788
W.R. Berkley Corp.	3,700	313,464

		26,255,187

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	7,555	373,595
The Howard Hughes Corp. (a)	400	44,000
Jones Lang LaSalle, Inc.	1,300	200,434

		618,029

Real Estate Investment Trusts (REITS) — 0.6%
SL Green Realty Corp.	26,750	2,405,360

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	9,700	112,229

		106,492,089

Industrial — 9.9%
Aerospace & Defense — 3.6%
The Boeing Co.	13,222	5,043,135
General Dynamics Corp.	7,700	1,303,456
Harris Corp.	26,428	4,220,816
Lockheed Martin Corp.	7,500	2,251,200
Northrop Grumman Corp.	4,500	1,213,200
Spirit AeroSystems Holdings, Inc. Class A	3,600	329,508

		14,361,315

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	1,670	$79,509
Johnson Controls International PLC	145,566	5,377,208
Masco Corp.	7,800	306,618

		5,763,335

Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	800	96,008
Hubbell, Inc.	1,500	176,970

		272,978

Electronics — 1.0%
Arrow Electronics, Inc. (a)	2,600	200,356
Gentex Corp.	8,100	167,508
Honeywell International, Inc.	21,300	3,384,996
Sensata Technologies Holding PLC (a)	4,400	198,088

		3,950,948

Engineering & Construction — 0.0%
AECOM (a)	3,300	97,911

Environmental Controls — 0.1%
Pentair PLC	4,600	204,746

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,700	266,084
Stanley Black & Decker, Inc.	4,000	544,680

		810,764

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,300	2,072,997
Oshkosh Corp.	1,900	142,747

		2,215,744

Machinery – Diversified — 0.6%
AGCO Corp.	2,000	139,100
Cummins, Inc.	4,200	663,054
Deere & Co.	8,500	1,358,640
Dover Corp.	3,700	347,060

		2,507,854

Miscellaneous – Manufacturing — 0.7%
Carlisle Cos., Inc.	1,900	232,978
Crane Co.	1,200	101,544
Eaton Corp. PLC	13,000	1,047,280
Ingersoll-Rand PLC	7,400	798,830
Parker-Hannifin Corp.	3,400	583,508
Textron, Inc.	5,900	298,894

		3,063,034

Packaging & Containers — 0.2%
Berry Global Group, Inc. (a)	3,500	188,545
Packaging Corp. of America	2,600	258,388
Sealed Air Corp.	3,300	151,998
Sonoco Products Co.	2,800	172,284

		771,215

	Number of Shares	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,100	$227,920

Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	2,900	293,741
Kansas City Southern	2,500	289,950
Knight-Swift Transportation Holdings, Inc.	4,600	150,328
United Parcel Service, Inc. Class B	43,940	4,909,856

		5,643,875

		39,891,639

Technology — 10.2%
Computers — 3.6%
Apple, Inc.	44,600	8,471,771
Hewlett Packard Enterprise Co.	36,500	563,195
HP, Inc.	48,900	950,127
International Business Machines Corp.	27,500	3,880,250
Leidos Holdings, Inc.	3,800	243,542
NetApp, Inc.	6,600	457,644

		14,566,529

Office & Business Equipment — 0.1%
Xerox Corp.	5,000	159,900

Semiconductors — 3.8%
Applied Materials, Inc.	13,435	532,832
Intel Corp.	139,100	7,469,670
Lam Research Corp.	4,100	733,941
ON Semiconductor Corp. (a)	10,900	224,213
Qorvo, Inc. (a)	3,700	265,401
QUALCOMM, Inc.	73,780	4,207,673
Skyworks Solutions, Inc.	3,335	275,071
Teradyne, Inc.	5,800	231,072
Texas Instruments, Inc.	14,100	1,495,587

		15,435,460

Software — 2.7%
CDK Global, Inc.	3,300	194,106
Microsoft Corp.	39,181	4,621,007
Oracle Corp.	114,600	6,155,166

		10,970,279

		41,132,168

Utilities — 2.8%
Electric — 2.8%
AES Corp.	15,900	287,472
Ameren Corp.	7,200	529,560
American Electric Power Co., Inc.	14,000	1,172,500
DTE Energy Co.	5,400	673,596
Duke Energy Corp.	8,300	747,000
Eversource Energy	8,700	617,265
OGE Energy Corp.	4,700	202,664
PG&E Corp. (a)	9,259	164,810

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	3,400	$324,972
Public Service Enterprise Group, Inc.	15,000	891,150
The Southern Co.	97,353	5,031,203
WEC Energy Group, Inc.	9,300	735,444

		11,377,636

TOTAL COMMON STOCK (Cost $368,933,977)		387,577,975

PREFERRED STOCK — 1.1%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	22,184	1,371,193

Utilities — 0.8%
Electric — 0.8%
Sempra Energy Convertible 6.000%	28,134	2,973,764
Sempra Energy Convertible 6.750%	2,159	229,199

		3,202,963

TOTAL PREFERRED STOCK (Cost $4,339,732)		4,574,156

TOTAL EQUITIES (Cost $373,273,709)		392,152,131

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Ltd. CVR (a) (c) (d)	7,000	-

TOTAL RIGHTS (Cost $0)		-

	Principal Amount

BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Electric — 0.1%
Pacific Gas & Electric Co. 3.950% 12/01/47	$392,000	314,581
4.000% 12/01/46	210,000	169,312

		483,893

TOTAL CORPORATE DEBT (Cost $462,966)		483,893

TOTAL BONDS & NOTES (Cost $462,966)		483,893

	Number of Shares	Value

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
iShares Russell 1000 Value ETF	26,600	$3,284,834
State Street Navigator Securities Lending Prime Portfolio (e)	132,127	132,127

		3,416,961

TOTAL MUTUAL FUNDS (Cost $3,267,095)		3,416,961

TOTAL LONG-TERM INVESTMENTS (Cost $377,003,770)		396,052,985

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,027	1,027

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$7,959,790	7,959,790

TOTAL SHORT-TERM INVESTMENTS (Cost $7,960,817)		7,960,817

TOTAL INVESTMENTS — 100.2% (Cost $384,964,587) (g)		404,013,802

Other Assets/(Liabilities) — (0.2)%		(859,697)

NET ASSETS — 100.0%		$403,154,105

Abbreviation Legend

CVR	Contingent Value Rights
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $121,792 or 0.03% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $7,960,619. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.375%, maturity dates ranging from 3/15/22 – 4/15/22, and an aggregate market value, including accrued interest, of $8,128,820.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 5.4%
Chemicals — 5.2%
Air Products & Chemicals, Inc.	25,582	$4,885,139
DowDuPont, Inc.	401,649	21,411,908
FMC Corp.	47,899	3,679,601
Linde PLC	67,797	11,927,526
LyondellBasell Industries NV Class A	24,812	2,086,193
The Mosaic Co.	94,379	2,577,491
Nutrien Ltd.	122,158	6,445,056

		53,012,914

Mining — 0.2%
Barrick Gold Corp.	188,046	2,578,111

		55,591,025

Communications — 9.1%
Internet — 2.0%
Alphabet, Inc. Class A (a)	7,609	8,954,956
Booking Holdings, Inc. (a)	2,113	3,686,995
eBay, Inc.	209,310	7,773,773

		20,415,724

Media — 2.5%
Comcast Corp. Class A	556,518	22,249,590
Liberty Global PLC Series C (a)	136,841	3,312,920

		25,562,510

Telecommunications — 4.6%
AT&T, Inc.	174,300	5,466,048
Cisco Systems, Inc.	392,896	21,212,455
Verizon Communications, Inc.	345,961	20,456,674

		47,135,177

		93,113,411

Consumer, Cyclical — 8.3%
Airlines — 1.5%
Delta Air Lines, Inc.	144,669	7,472,154
Southwest Airlines Co.	150,812	7,828,651

		15,300,805

Food Services — 0.4%
Aramark	117,911	3,484,270

Home Builders — 0.4%
Lennar Corp. Class A	49,512	2,430,544
Toll Brothers, Inc.	34,729	1,257,190

		3,687,734

Home Furnishing — 0.3%
Whirlpool Corp.	23,730	3,153,480

	Number of Shares	Value
Leisure Time — 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	74,715	$4,106,336
Royal Caribbean Cruises Ltd.	35,702	4,092,163

		8,198,499

Lodging — 1.1%
Las Vegas Sands Corp.	62,750	3,825,240
MGM Resorts International	137,832	3,536,769
Wyndham Destinations, Inc.	53,225	2,155,080
Wyndham Hotels & Resorts, Inc.	43,027	2,150,920

		11,668,009

Retail — 3.8%
Advance Auto Parts, Inc.	22,583	3,851,079
AutoZone, Inc. (a)	2,826	2,894,163
Dollar General Corp.	39,878	4,757,446
Lowe’s Cos., Inc.	148,441	16,249,836
Target Corp.	143,608	11,525,978

		39,278,502

		84,771,299

Consumer, Non-cyclical — 18.1%
Agriculture — 0.8%
Philip Morris International, Inc.	90,819	8,027,491

Beverages — 0.9%
Coca-Cola European Partners PLC (a)	143,233	7,410,875
Molson Coors Brewing Co. Class B	34,335	2,048,083

		9,458,958

Biotechnology — 0.5%
Biogen, Inc. (a)	5,327	1,259,196
Gilead Sciences, Inc.	51,040	3,318,111

		4,577,307

Commercial Services — 0.5%
AMERCO	8,492	3,154,863
Nielsen Holdings PLC	100,710	2,383,806

		5,538,669

Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	141,723	14,746,278

Foods — 0.8%
Mondelez International, Inc. Class A	105,351	5,259,122
Tyson Foods, Inc. Class A	33,608	2,333,403

		7,592,525

Health Care – Products — 1.3%
Medtronic PLC	148,626	13,536,856

Health Care – Services — 2.1%
Anthem, Inc.	36,794	10,559,142
Quest Diagnostics, Inc.	46,687	4,198,095

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	27,156	$6,714,593

		21,471,830

Pharmaceuticals — 9.8%
Cardinal Health, Inc.	68,113	3,279,641
Cigna Corp. (a)	59,470	9,563,965
CVS Health Corp.	249,107	13,434,341
Johnson & Johnson	194,613	27,204,951
McKesson Corp.	23,187	2,714,270
Merck & Co., Inc.	32,371	2,692,296
Novartis AG Sponsored ADR	70,620	6,789,407
Novo Nordisk A/S Sponsored ADR	36,624	1,915,802
Pfizer, Inc.	537,330	22,820,405
Sanofi ADR	190,309	8,426,883
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	75,074	1,177,160

		100,019,121

		184,969,035

Energy — 11.5%
Oil & Gas — 10.7%
BP PLC Sponsored ADR	260,389	11,384,207
Canadian Natural Resources Ltd.	122,982	3,382,005
Chevron Corp.	143,151	17,633,340
Cimarex Energy Co.	47,746	3,337,445
ConocoPhillips	217,701	14,529,365
EOG Resources, Inc.	27,127	2,581,948
Hess Corp.	73,899	4,450,937
Kosmos Energy Ltd.	425,999	2,653,974
Noble Energy, Inc.	241,693	5,977,068
Occidental Petroleum Corp.	95,968	6,353,082
Parsley Energy, Inc. Class A (a)	141,720	2,735,196
Petroleo Brasileiro SA Sponsored ADR	90,469	1,440,266
Phillips 66	120,256	11,444,763
Pioneer Natural Resources Co.	18,401	2,802,104
Royal Dutch Shell PLC Class A Sponsored ADR	156,845	9,816,929
Valero Energy Corp.	75,390	6,395,334
Vermilion Energy, Inc.	103,493	2,556,277

		109,474,240

Oil & Gas Services — 0.8%
Apergy Corp. (a)	40,785	1,674,632
Schlumberger Ltd.	144,739	6,306,278

		7,980,910

		117,455,150

Financial — 22.8%
Banks — 10.0%
Bank of America Corp.	842,793	23,252,659
The Bank of New York Mellon Corp.	81,167	4,093,252
BB&T Corp.	38,986	1,814,019

	Number of Shares	Value
Citigroup, Inc.	213,802	$13,302,760
JP Morgan Chase & Co.	131,782	13,340,292
State Street Corp.	154,623	10,175,740
SunTrust Banks, Inc.	30,545	1,809,791
US Bancorp	231,871	11,173,863
Wells Fargo & Co.	479,456	23,167,314

		102,129,690

Diversified Financial Services — 2.9%
American Express Co.	136,999	14,973,991
Discover Financial Services	77,679	5,527,637
E*TRADE Financial Corp.	73,609	3,417,666
Navient Corp.	161,547	1,869,099
SLM Corp.	392,973	3,894,362

		29,682,755

Insurance — 7.2%
The Allstate Corp.	100,650	9,479,217
American International Group, Inc.	204,132	8,789,924
Aon PLC	30,021	5,124,585
Berkshire Hathaway, Inc. Class B (a)	122,515	24,612,038
Chubb Ltd.	108,208	15,157,777
Everest Re Group Ltd.	16,139	3,485,378
Fidelity National Financial, Inc.	66,252	2,421,511
Willis Towers Watson PLC	25,948	4,557,766

		73,628,196

Real Estate Investment Trusts (REITS) — 2.5%
Equity Residential	42,270	3,183,777
Essex Property Trust, Inc.	9,529	2,756,168
HCP, Inc.	248,233	7,769,693
Liberty Property Trust	60,408	2,924,955
MGM Growth Properties LLC Class A	119,805	3,863,711
SL Green Realty Corp.	53,909	4,847,497

		25,345,801

Savings & Loans — 0.2%
New York Community Bancorp, Inc.	242,981	2,811,290

		233,597,732

Industrial — 10.6%
Aerospace & Defense — 3.1%
The Boeing Co.	13,821	5,271,606
Spirit AeroSystems Holdings, Inc. Class A	46,846	4,287,814
United Technologies Corp.	174,318	22,467,847

		32,027,267

Building Materials — 2.0%
Cemex SAB de CV Sponsored ADR (a)	336,566	1,561,666
CRH PLC Sponsored ADR	86,063	2,667,953
Johnson Controls International PLC	305,736	11,293,888

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Owens Corning	102,645	$4,836,633

		20,360,140

Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc.	38,674	2,907,898

Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	87,050	11,853,599

Machinery – Diversified — 0.8%
Dover Corp.	51,559	4,836,234
Wabtec Corp.	40,635	2,995,612

		7,831,846

Miscellaneous – Manufacturing — 1.8%
Eaton Corp. PLC	79,245	6,383,977
General Electric Co.	1,232,249	12,310,168

		18,694,145

Transportation — 1.4%
Kansas City Southern	26,839	3,112,787
Union Pacific Corp.	44,225	7,394,420
United Parcel Service, Inc. Class B	37,034	4,138,179

		14,645,386

		108,320,281

Technology — 7.0%
Computers — 1.9%
DXC Technology Co.	120,840	7,771,221
Hewlett Packard Enterprise Co.	221,910	3,424,071
HP, Inc.	136,663	2,655,362
International Business Machines Corp.	42,012	5,927,893

		19,778,547

Semiconductors — 2.6%
Broadcom, Inc.	15,725	4,728,665
Marvell Technology Group Ltd.	194,414	3,866,894
Microchip Technology, Inc.	38,703	3,210,801
NXP Semiconductor NV	27,562	2,436,205
QUALCOMM, Inc.	138,876	7,920,098
Texas Instruments, Inc.	36,124	3,831,673

		25,994,336

Software — 2.5%
Microsoft Corp.	73,218	8,635,331
Oracle Corp.	310,634	16,684,152

		25,319,483

		71,092,366

Utilities — 3.9%
Electric — 3.9%
Dominion Energy, Inc.	179,154	13,733,946
Edison International	55,132	3,413,773
Entergy Corp.	101,568	9,712,948

	Number of Shares	Value
Exelon Corp.	269,620	$13,516,051

		40,376,718

TOTAL COMMON STOCK (Cost $939,803,932)		989,287,017

TOTAL EQUITIES (Cost $939,803,932)		989,287,017

TOTAL LONG-TERM INVESTMENTS (Cost $939,803,932)		989,287,017

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$12,921,923	12,921,923

TOTAL SHORT-TERM INVESTMENTS (Cost $12,921,923)		12,921,923

TOTAL INVESTMENTS — 98.0% (Cost $952,725,855) (c)		1,002,208,940

Other Assets/(Liabilities) — 2.0%		20,857,216

NET ASSETS — 100.0%		$1,023,066,156

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $12,923,269. Collateralized by U.S. Government Agency obligations with rates ranging from 1.875% – 2.375%, maturity dates ranging from 3/15/22 – 3/31/22, and an aggregate market value, including accrued interest, of $13,184,421.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.1%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	30,130	$5,753,625
Albemarle Corp.	14,094	1,155,426
Celanese Corp.	17,531	1,728,732
CF Industries Holdings, Inc.	29,833	1,219,573
DowDuPont, Inc.	308,214	16,430,888
Eastman Chemical Co.	19,281	1,463,042
FMC Corp.	18,014	1,383,836
International Flavors & Fragrances, Inc.	13,782	1,774,984
Linde PLC	75,323	13,251,575
LyondellBasell Industries NV Class A	41,625	3,499,830
The Mosaic Co.	49,031	1,339,037
PPG Industries, Inc.	32,289	3,644,459
The Sherwin-Williams Co.	11,181	4,815,769

		57,460,776

Forest Products & Paper — 0.1%
International Paper Co.	54,012	2,499,135

Iron & Steel — 0.1%
Nucor Corp.	41,927	2,446,441

Mining — 0.1%
Freeport-McMoRan, Inc.	197,542	2,546,316
Newmont Mining Corp.	72,200	2,582,594

		5,128,910

		67,535,262

Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	53,863	1,131,661
Omnicom Group, Inc.	30,618	2,234,808

		3,366,469

Internet — 9.2%
Alphabet, Inc. Class A (a)	40,898	48,132,447
Alphabet, Inc. Class C (a)	41,994	49,271,980
Amazon.com, Inc. (a)	56,389	100,414,712
Booking Holdings, Inc. (a)	6,155	10,739,921
eBay, Inc.	117,648	4,369,447
Expedia Group, Inc.	15,790	1,879,010
F5 Networks, Inc. (a)	8,200	1,286,826
Facebook, Inc. Class A (a)	326,196	54,373,611
Netflix, Inc. (a)	59,670	21,275,935
Symantec Corp.	86,657	1,992,245
TripAdvisor, Inc. (a)	13,671	703,373
Twitter, Inc. (a)	100,211	3,294,938
VeriSign, Inc. (a)	14,231	2,583,780

		300,318,225

	Number of Shares	Value
Media — 2.1%
CBS Corp.	47,490	$2,257,200
Charter Communications, Inc. Class A (a)	23,710	8,225,236
Comcast Corp. Class A	616,408	24,643,992
Discovery, Inc. Class A (a)	21,827	589,766
Discovery, Inc. Class C (a)	48,839	1,241,487
DISH Network Corp. Class A (a)	32,013	1,014,492
Fox Corp. Class A (a)	48,276	1,772,212
Fox Corp. Class B (a)	22,068	791,800
News Corp. Class A	53,726	668,351
News Corp. Class B	16,975	212,018
Viacom, Inc. Class B	49,272	1,383,065
The Walt Disney Co.	238,656	26,497,925

		69,297,544

Telecommunications — 3.3%
Arista Networks, Inc. (a)	7,054	2,218,201
AT&T, Inc.	995,592	31,221,765
CenturyLink, Inc.	129,298	1,550,283
Cisco Systems, Inc.	601,860	32,494,421
Corning, Inc.	107,965	3,573,641
Juniper Networks, Inc.	46,497	1,230,776
Motorola Solutions, Inc.	22,224	3,120,694
Verizon Communications, Inc.	564,745	33,393,372

		108,803,153

		481,785,391

Consumer, Cyclical — 8.3%
Airlines — 0.4%
Alaska Air Group, Inc.	16,291	914,251
American Airlines Group, Inc.	54,268	1,723,552
Delta Air Lines, Inc.	84,812	4,380,540
Southwest Airlines Co.	67,374	3,497,384
United Continental Holdings, Inc. (a)	31,115	2,482,355

		12,998,082

Apparel — 0.7%
Capri Holdings Ltd. (a)	21,440	980,880
Hanesbrands, Inc.	50,541	903,673
NIKE, Inc. Class B	172,064	14,489,509
PVH Corp.	10,289	1,254,744
Ralph Lauren Corp.	7,203	934,085
Under Armour, Inc. Class A (a)	26,011	549,872
Under Armour, Inc. Class C (a)	26,502	500,093
VF Corp.	44,113	3,833,861

		23,446,717

Auto Manufacturers — 0.5%
Ford Motor Co.	538,060	4,724,167
General Motors Co.	179,883	6,673,659

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	47,665	$3,247,893

		14,645,719

Auto Parts & Equipment — 0.1%
Aptiv PLC	35,382	2,812,515
BorgWarner, Inc.	28,156	1,081,472

		3,893,987

Distribution & Wholesale — 0.2%
Copart, Inc. (a)	27,230	1,649,866
Fastenal Co.	39,098	2,514,392
LKQ Corp. (a)	43,548	1,235,892
W.W. Grainger, Inc.	6,190	1,862,757

		7,262,907

Home Builders — 0.1%
D.R. Horton, Inc.	46,543	1,925,949
Lennar Corp. Class A	39,361	1,932,231
PulteGroup, Inc.	34,460	963,502

		4,821,682

Home Furnishing — 0.1%
Leggett & Platt, Inc.	18,382	776,088
Whirlpool Corp.	8,521	1,132,356

		1,908,444

Housewares — 0.0%
Newell Brands, Inc.	53,044	813,695

Leisure Time — 0.2%
Carnival Corp.	54,601	2,769,363
Harley-Davidson, Inc.	21,595	770,077
Norwegian Cruise Line Holdings Ltd. (a)	29,929	1,644,898
Royal Caribbean Cruises Ltd.	23,361	2,677,638

		7,861,976

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	39,756	3,304,121
Marriott International, Inc. Class A	38,316	4,792,949
MGM Resorts International	70,285	1,803,513
Wynn Resorts Ltd.	13,326	1,590,058

		11,490,641

Retail — 5.5%
Advance Auto Parts, Inc.	9,962	1,698,820
AutoZone, Inc. (a)	3,416	3,498,394
Best Buy Co., Inc.	32,106	2,281,452
CarMax, Inc. (a)	23,043	1,608,401
Chipotle Mexican Grill, Inc. (a)	3,282	2,331,238
Costco Wholesale Corp.	60,272	14,594,262
Darden Restaurants, Inc.	16,748	2,034,380
Dollar General Corp.	35,950	4,288,835
Dollar Tree, Inc. (a)	32,219	3,384,284
Foot Locker, Inc.	15,254	924,392
The Gap, Inc.	28,107	735,841
Genuine Parts Co.	19,865	2,225,476

	Number of Shares	Value
The Home Depot, Inc.	154,418	$29,631,270
Kohl’s Corp.	22,712	1,561,904
L Brands, Inc.	31,131	858,593
Lowe’s Cos., Inc.	109,536	11,990,906
Macy’s, Inc.	41,024	985,807
McDonald’s Corp.	104,682	19,879,112
Nordstrom, Inc.	14,650	650,167
O’Reilly Automotive, Inc. (a)	10,691	4,151,315
Ross Stores, Inc.	50,891	4,737,952
Starbucks Corp.	170,013	12,638,767
Tapestry, Inc.	38,853	1,262,334
Target Corp.	71,016	5,699,744
Tiffany & Co.	14,893	1,571,956
The TJX Cos., Inc.	169,491	9,018,616
Tractor Supply Co.	16,340	1,597,398
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,749	2,702,309
Walgreens Boots Alliance, Inc.	109,112	6,903,516
Walmart, Inc.	194,733	18,992,310
Yum! Brands, Inc.	42,247	4,216,673

		178,656,424

Textiles — 0.0%
Mohawk Industries, Inc. (a)	8,519	1,074,672

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	15,956	1,356,579
Mattel, Inc. (a) (b)	48,112	625,456

		1,982,035

		270,856,981

Consumer, Non-cyclical — 22.1%
Agriculture — 1.1%
Altria Group, Inc.	256,307	14,719,711
Archer-Daniels-Midland Co.	76,198	3,286,420
Philip Morris International, Inc.	212,535	18,785,968

		36,792,099

Beverages — 1.8%
Brown-Forman Corp. Class B	22,886	1,207,923
The Coca-Cola Co.	526,178	24,656,701
Constellation Brands, Inc. Class A	22,665	3,973,855
Molson Coors Brewing Co. Class B	25,971	1,549,170
Monster Beverage Corp. (a)	53,012	2,893,395
PepsiCo, Inc.	192,176	23,551,169

		57,832,213

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	30,758	4,157,866
Amgen, Inc.	85,008	16,149,820
Biogen, Inc. (a)	26,871	6,351,767
Celgene Corp. (a)	95,960	9,052,866
Gilead Sciences, Inc.	174,273	11,329,488
Illumina, Inc. (a)	20,172	6,267,239
Incyte Corp. (a)	24,456	2,103,461

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	10,705	$4,395,687
Vertex Pharmaceuticals, Inc. (a)	35,053	6,447,999

		66,256,193

Commercial Services — 2.1%
Automatic Data Processing, Inc.	59,386	9,486,320
Cintas Corp.	11,431	2,310,319
Ecolab, Inc.	34,536	6,096,986
Equifax, Inc.	16,353	1,937,831
FleetCor Technologies, Inc. (a)	11,729	2,892,254
Gartner, Inc. (a)	12,334	1,870,821
Global Payments, Inc.	21,654	2,956,204
H&R Block, Inc.	27,085	648,415
IHS Markit Ltd. (a)	49,840	2,710,299
Moody’s Corp.	22,599	4,092,453
Nielsen Holdings PLC	48,463	1,147,119
PayPal Holdings, Inc. (a)	160,584	16,675,043
Quanta Services, Inc.	18,985	716,494
Robert Half International, Inc.	16,444	1,071,491
Rollins, Inc.	20,044	834,231
S&P Global, Inc.	34,018	7,162,490
Total System Services, Inc.	22,524	2,140,005
United Rentals, Inc. (a)	10,764	1,229,787
Verisk Analytics, Inc.	22,403	2,979,599

		68,958,161

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	117,806	8,074,423
Coty, Inc. Class A	61,457	706,756
The Estee Lauder Cos., Inc. Class A	29,807	4,934,549
The Procter & Gamble Co.	341,882	35,572,822

		49,288,550

Foods — 1.2%
Campbell Soup Co.	25,441	970,065
Conagra Brands, Inc.	65,908	1,828,288
General Mills, Inc.	81,041	4,193,872
The Hershey Co.	19,033	2,185,559
Hormel Foods Corp.	37,939	1,698,150
The J.M. Smucker Co.	15,247	1,776,275
Kellogg Co.	34,786	1,996,021
The Kraft Heinz Co.	84,417	2,756,215
The Kroger Co.	108,240	2,662,704
Lamb Weston Holdings, Inc.	19,941	1,494,379
McCormick & Co., Inc.	16,568	2,495,638
Mondelez International, Inc. Class A	197,560	9,862,195
Sysco Corp.	64,833	4,328,251
Tyson Foods, Inc. Class A	40,564	2,816,358

		41,063,970

Health Care – Products — 4.0%
Abbott Laboratories	240,055	19,189,997
ABIOMED, Inc. (a)	6,110	1,744,955
Align Technology, Inc. (a)	9,945	2,827,662
Baxter International, Inc.	65,239	5,304,583

	Number of Shares	Value
Becton Dickinson and Co.	36,787	$9,186,817
Boston Scientific Corp. (a)	189,489	7,272,588
The Cooper Cos., Inc.	6,815	2,018,398
Danaher Corp.	85,894	11,339,726
Dentsply Sirona, Inc.	30,091	1,492,213
Edwards Lifesciences Corp. (a)	28,379	5,429,754
Henry Schein, Inc. (a)	20,689	1,243,616
Hologic, Inc. (a)	36,512	1,767,181
IDEXX Laboratories, Inc. (a)	11,785	2,635,126
Intuitive Surgical, Inc. (a)	15,648	8,928,436
Medtronic PLC	183,338	16,698,425
ResMed, Inc.	19,375	2,014,419
Stryker Corp.	42,182	8,331,788
Teleflex, Inc.	6,244	1,886,687
Thermo Fisher Scientific, Inc.	54,986	15,050,768
Varian Medical Systems, Inc. (a)	12,204	1,729,551
Zimmer Biomet Holdings, Inc.	28,203	3,601,523

		129,694,213

Health Care – Services — 2.0%
Anthem, Inc.	35,113	10,076,729
Centene Corp. (a)	56,810	3,016,611
DaVita, Inc. (a)	17,302	939,326
HCA Healthcare, Inc.	36,440	4,751,047
Humana, Inc.	18,613	4,951,058
IQVIA Holdings, Inc. (a)	21,458	3,086,733
Laboratory Corp. of America Holdings (a)	13,477	2,061,711
Quest Diagnostics, Inc.	18,387	1,653,359
UnitedHealth Group, Inc.	131,092	32,413,808
Universal Health Services, Inc. Class B	11,671	1,561,230
WellCare Health Plans, Inc. (a)	6,894	1,859,656

		66,371,268

Household Products & Wares — 0.4%
Avery Dennison Corp.	11,674	1,319,162
Church & Dwight Co., Inc.	34,002	2,421,962
The Clorox Co.	17,399	2,791,844
Kimberly-Clark Corp.	47,005	5,823,920

		12,356,888

Pharmaceuticals — 6.0%
AbbVie, Inc.	201,563	16,243,962
Allergan PLC	42,608	6,238,237
AmerisourceBergen Corp.	21,261	1,690,675
Bristol-Myers Squibb Co.	223,236	10,650,589
Cardinal Health, Inc.	40,904	1,969,528
Cigna Corp. (a)	51,923	8,350,257
CVS Health Corp.	177,225	9,557,744
Eli Lilly & Co.	118,028	15,315,313
Johnson & Johnson	363,730	50,845,817
McKesson Corp.	25,995	3,042,975
Merck & Co., Inc.	352,852	29,346,701

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mylan NV (a)	69,946	$1,982,270
Nektar Therapeutics (a)	23,472	788,659
Perrigo Co. PLC	17,140	825,462
Pfizer, Inc.	758,908	32,230,823
Zoetis, Inc.	65,223	6,565,999

		195,645,011

		724,258,566

Energy — 5.3%
Oil & Gas — 4.4%
Anadarko Petroleum Corp.	68,152	3,099,553
Apache Corp.	51,782	1,794,764
Cabot Oil & Gas Corp.	57,733	1,506,831
Chevron Corp.	259,424	31,955,848
Cimarex Energy Co.	13,905	971,960
Concho Resources, Inc.	27,207	3,018,889
ConocoPhillips	155,064	10,348,971
Devon Energy Corp.	59,511	1,878,167
Diamondback Energy, Inc.	20,907	2,122,688
EOG Resources, Inc.	79,414	7,558,625
Exxon Mobil Corp.	579,002	46,783,362
Helmerich & Payne, Inc.	15,283	849,123
Hess Corp.	35,305	2,126,420
HollyFrontier Corp.	22,036	1,085,714
Marathon Oil Corp.	111,750	1,867,343
Marathon Petroleum Corp.	92,098	5,512,065
Noble Energy, Inc.	65,473	1,619,147
Occidental Petroleum Corp.	102,697	6,798,541
Phillips 66	57,557	5,477,700
Pioneer Natural Resources Co.	23,085	3,515,384
Valero Energy Corp.	56,939	4,830,135

		144,721,230

Oil & Gas Services — 0.5%
Baker Hughes a GE Co.	69,328	1,921,772
Halliburton Co.	119,452	3,499,944
National Oilwell Varco, Inc.	51,707	1,377,474
Schlumberger Ltd.	189,565	8,259,347
TechnipFMC PLC	58,629	1,378,954

		16,437,491

Pipelines — 0.4%
Kinder Morgan, Inc.	266,190	5,326,462
ONEOK, Inc.	55,821	3,898,539
The Williams Cos., Inc.	166,474	4,781,133

		14,006,134

		175,164,855

Financial — 17.3%
Banks — 6.1%
Bank of America Corp.	1,227,800	33,875,002
The Bank of New York Mellon Corp.	120,295	6,066,477
BB&T Corp.	104,443	4,859,733

	Number of Shares	Value
Citigroup, Inc.	321,456	$20,000,992
Citizens Financial Group, Inc.	62,562	2,033,265
Comerica, Inc.	22,041	1,616,046
Fifth Third Bancorp	105,196	2,653,043
First Republic Bank	22,857	2,296,214
The Goldman Sachs Group, Inc.	46,714	8,968,621
Huntington Bancshares, Inc.	144,792	1,835,962
JP Morgan Chase & Co.	447,526	45,303,057
KeyCorp	138,139	2,175,689
M&T Bank Corp.	18,765	2,946,480
Morgan Stanley	177,823	7,504,131
Northern Trust Corp.	29,638	2,679,572
The PNC Financial Services Group, Inc.	62,088	7,615,714
Regions Financial Corp.	140,848	1,992,999
State Street Corp.	51,422	3,384,082
SunTrust Banks, Inc.	60,327	3,574,375
SVB Financial Group (a)	7,186	1,597,879
US Bancorp	204,996	9,878,757
Wells Fargo & Co.	559,705	27,044,946
Zions Bancorp NA	25,043	1,137,203

		201,040,239

Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	7,129	763,587
Alliance Data Systems Corp.	6,088	1,065,278
American Express Co.	94,384	10,316,171
Ameriprise Financial, Inc.	18,586	2,380,867
BlackRock, Inc.	16,658	7,119,129
Capital One Financial Corp.	63,723	5,205,532
Cboe Global Markets, Inc.	15,094	1,440,571
The Charles Schwab Corp.	161,607	6,910,315
CME Group, Inc.	48,969	8,059,318
Discover Financial Services	44,803	3,188,182
E*TRADE Financial Corp.	33,145	1,538,922
Franklin Resources, Inc.	40,576	1,344,689
Intercontinental Exchange, Inc.	77,343	5,888,896
Invesco Ltd.	54,681	1,055,890
Jefferies Financial Group, Inc.	36,118	678,657
Mastercard, Inc. Class A	123,329	29,037,813
Nasdaq, Inc.	15,683	1,372,106
Raymond James Financial, Inc.	17,393	1,398,571
Synchrony Financial	90,283	2,880,028
T. Rowe Price Group, Inc.	32,379	3,241,786
Visa, Inc. Class A	239,134	37,350,339
The Western Union Co.	60,916	1,125,119

		133,361,766

Insurance — 4.0%
Aflac, Inc.	102,241	5,112,050
The Allstate Corp.	45,548	4,289,711
American International Group, Inc.	118,507	5,102,911
Aon PLC	32,754	5,591,108
Arthur J Gallagher & Co.	25,393	1,983,193

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	8,449	$801,895
Berkshire Hathaway, Inc. Class B (a)	265,781	53,392,745
Brighthouse Financial, Inc. (a)	15,102	548,052
Chubb Ltd.	62,611	8,770,549
Cincinnati Financial Corp.	20,847	1,790,757
Everest Re Group Ltd.	5,432	1,173,095
The Hartford Financial Services Group, Inc.	48,602	2,416,491
Lincoln National Corp.	27,454	1,611,550
Loews Corp.	37,527	1,798,669
Marsh & McLennan Cos., Inc.	69,148	6,492,997
MetLife, Inc.	131,073	5,579,778
Principal Financial Group, Inc.	34,827	1,747,967
The Progressive Corp.	80,068	5,772,102
Prudential Financial, Inc.	56,180	5,161,818
Torchmark Corp.	14,027	1,149,513
The Travelers Cos., Inc.	36,064	4,946,538
Unum Group	29,144	985,942
Willis Towers Watson PLC	17,770	3,121,300

		129,340,731

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	43,081	2,130,356

Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	15,321	2,184,162
American Tower Corp.	60,225	11,867,938
Apartment Investment & Management Co. Class A	20,938	1,052,972
AvalonBay Communities, Inc.	18,817	3,777,136
Boston Properties, Inc.	21,027	2,815,095
Crown Castle International Corp.	56,851	7,276,928
Digital Realty Trust, Inc.	28,558	3,398,402
Duke Realty Corp.	49,706	1,520,009
Equinix, Inc.	11,377	5,155,601
Equity Residential	50,968	3,838,910
Essex Property Trust, Inc.	8,976	2,596,218
Extra Space Storage, Inc.	17,555	1,789,030
Federal Realty Investment Trust	10,208	1,407,173
HCP, Inc.	65,243	2,042,106
Host Hotels & Resorts, Inc.	100,600	1,901,340
Iron Mountain, Inc.	39,425	1,398,011
Kimco Realty Corp.	59,104	1,093,424
The Macerich Co.	14,015	607,550
Mid-America Apartment Communities, Inc.	15,272	1,669,688
Prologis, Inc.	86,382	6,215,185
Public Storage	20,374	4,437,050
Realty Income Corp.	41,291	3,037,366
Regency Centers Corp.	23,361	1,576,634
SBA Communications Corp. (a)	15,283	3,051,404
Simon Property Group, Inc.	42,372	7,720,602
SL Green Realty Corp.	11,724	1,054,222

	Number of Shares	Value
UDR, Inc.	37,690	$1,713,387
Ventas, Inc.	48,400	3,088,404
Vornado Realty Trust	23,322	1,572,836
Welltower, Inc.	52,693	4,088,977
Weyerhaeuser Co.	103,277	2,720,316

		97,668,076

Savings & Loans — 0.0%
People’s United Financial, Inc.	53,735	883,403

		564,424,571

Industrial — 9.2%
Aerospace & Defense — 2.5%
Arconic, Inc.	59,438	1,135,860
The Boeing Co.	71,865	27,410,748
General Dynamics Corp.	36,978	6,259,636
Harris Corp.	16,087	2,569,255
L3 Technologies, Inc.	10,966	2,263,054
Lockheed Martin Corp.	33,552	10,070,968
Northrop Grumman Corp.	23,184	6,250,406
Raytheon Co.	38,575	7,023,736
TransDigm Group, Inc. (a)	6,624	3,007,230
United Technologies Corp.	110,726	14,271,474

		80,262,367

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	19,156	912,017
Johnson Controls International PLC	125,265	4,627,289
Martin Marietta Materials, Inc.	8,470	1,703,995
Masco Corp.	40,048	1,574,287
Vulcan Materials Co.	17,895	2,118,768

		10,936,356

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	30,701	2,547,262
Emerson Electric Co.	83,958	5,748,604

		8,295,866

Electronics — 1.3%
Agilent Technologies, Inc.	43,312	3,481,419
Allegion PLC	13,262	1,202,996
Amphenol Corp. Class A	40,972	3,869,396
FLIR Systems, Inc.	17,985	855,726
Fortive Corp.	40,613	3,407,025
Garmin Ltd.	16,526	1,427,020
Honeywell International, Inc.	99,495	15,811,745
Keysight Technologies, Inc. (a)	25,519	2,225,257
Mettler-Toledo International, Inc. (a)	3,346	2,419,158
PerkinElmer, Inc.	15,437	1,487,509
TE Connectivity Ltd.	46,455	3,751,241
Waters Corp. (a)	9,772	2,459,710

		42,398,202

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	19,628	$722,310
Jacobs Engineering Group, Inc.	15,935	1,198,153

		1,920,463

Environmental Controls — 0.3%
Pentair PLC	21,217	944,369
Republic Services, Inc.	29,382	2,361,725
Waste Management, Inc.	53,222	5,530,298

		8,836,392

Hand & Machine Tools — 0.1%
Snap-on, Inc.	7,543	1,180,631
Stanley Black & Decker, Inc.	20,660	2,813,272

		3,993,903

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	78,593	10,648,566

Machinery – Diversified — 0.7%
Cummins, Inc.	19,999	3,157,242
Deere & Co.	43,641	6,975,577
Dover Corp.	20,109	1,886,224
Flowserve Corp.	18,363	828,906
Rockwell Automation, Inc.	16,285	2,857,366
Roper Technologies, Inc.	14,214	4,860,762
Wabtec Corp.	19,086	1,407,020
Xylem, Inc.	24,284	1,919,407

		23,892,504

Miscellaneous – Manufacturing — 1.5%
3M Co.	78,627	16,337,118
A.O. Smith Corp.	19,142	1,020,651
Eaton Corp. PLC	57,851	4,660,477
General Electric Co.	1,189,751	11,885,612
Illinois Tool Works, Inc.	41,128	5,903,102
Ingersoll-Rand PLC	33,344	3,599,485
Parker-Hannifin Corp.	17,510	3,005,066
Textron, Inc.	32,621	1,652,580

		48,064,091

Packaging & Containers — 0.2%
Ball Corp.	45,981	2,660,461
Packaging Corp. of America	13,230	1,314,797
Sealed Air Corp.	20,960	965,417
WestRock Co.	34,662	1,329,288

		6,269,963

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,644	1,169,437

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,793	1,634,803
CSX Corp.	105,721	7,910,045
Expeditors International of Washington, Inc.	23,526	1,785,623
FedEx Corp.	32,894	5,967,300

	Number of Shares	Value
J.B. Hunt Transport Services, Inc.	12,026	$1,218,114
Kansas City Southern	13,773	1,597,393
Norfolk Southern Corp.	36,494	6,820,364
Union Pacific Corp.	98,711	16,504,479
United Parcel Service, Inc. Class B	95,046	10,620,440

		54,058,561

		300,746,671

Technology — 16.4%
Computers — 5.2%
Accenture PLC Class A	87,080	15,327,822
Apple, Inc.	612,111	116,270,484
Cognizant Technology Solutions Corp. Class A	78,518	5,688,629
DXC Technology Co.	36,673	2,358,441
Fortinet, Inc. (a)	19,619	1,647,407
Hewlett Packard Enterprise Co.	187,450	2,892,354
HP, Inc.	209,925	4,078,843
International Business Machines Corp.	121,607	17,158,748
NetApp, Inc.	33,392	2,315,401
Seagate Technology PLC	35,607	1,705,219
Western Digital Corp.	39,372	1,892,218

		171,335,566

Office & Business Equipment — 0.0%
Xerox Corp.	28,218	902,412

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	119,409	3,047,318
Analog Devices, Inc.	50,412	5,306,871
Applied Materials, Inc.	129,639	5,141,483
Broadcom, Inc.	54,119	16,274,125
Intel Corp.	614,443	32,995,589
IPG Photonics Corp. (a)	4,839	734,463
KLA-Tencor Corp.	22,430	2,678,366
Lam Research Corp.	20,998	3,758,852
Maxim Integrated Products, Inc.	37,837	2,011,793
Microchip Technology, Inc.	32,132	2,665,671
Micron Technology, Inc. (a)	153,753	6,354,611
NVIDIA Corp.	82,827	14,872,416
Qorvo, Inc. (a)	16,864	1,209,655
QUALCOMM, Inc.	165,798	9,455,460
Skyworks Solutions, Inc.	23,861	1,968,055
Texas Instruments, Inc.	128,145	13,592,340
Xilinx, Inc.	34,410	4,362,844

		126,429,912

Software — 7.3%
Activision Blizzard, Inc.	105,048	4,782,835
Adobe, Inc. (a)	66,634	17,757,295
Akamai Technologies, Inc. (a)	22,039	1,580,417
ANSYS, Inc. (a)	11,397	2,082,346
Autodesk, Inc. (a)	30,112	4,692,052
Broadridge Financial Solutions, Inc.	16,008	1,659,869

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	38,007	$2,413,824
Cerner Corp. (a)	44,820	2,564,152
Citrix Systems, Inc.	16,798	1,674,089
Electronic Arts, Inc. (a)	41,292	4,196,506
Fidelity National Information Services, Inc.	44,376	5,018,926
Fiserv, Inc. (a)	53,924	4,760,411
Intuit, Inc.	35,471	9,272,474
Jack Henry & Associates, Inc.	10,518	1,459,267
Microsoft Corp.	1,048,425	123,651,244
MSCI, Inc.	11,571	2,300,778
Oracle Corp.	348,157	18,699,512
Paychex, Inc.	43,590	3,495,918
Red Hat, Inc. (a)	24,348	4,448,380
salesforce.com, Inc. (a)	104,508	16,550,932
Synopsys, Inc. (a)	20,212	2,327,412
Take-Two Interactive Software, Inc. (a)	15,505	1,463,207

		236,851,846

		535,519,736

Utilities — 3.3%
Electric — 3.1%
AES Corp.	91,508	1,654,465
Alliant Energy Corp.	32,468	1,530,217
Ameren Corp.	33,225	2,443,699
American Electric Power Co., Inc.	67,797	5,677,999
CenterPoint Energy, Inc.	68,062	2,089,503
CMS Energy Corp.	38,199	2,121,572
Consolidated Edison, Inc.	44,033	3,734,439
Dominion Energy, Inc.	109,293	8,378,401
DTE Energy Co.	24,737	3,085,693
Duke Energy Corp.	99,481	8,953,290
Edison International	44,390	2,748,629
Entergy Corp.	26,031	2,489,345
Evergy, Inc.	34,706	2,014,683
Eversource Energy	43,040	3,053,688
Exelon Corp.	132,801	6,657,314
FirstEnergy Corp.	68,949	2,868,968
NextEra Energy, Inc.	65,348	12,633,075
NRG Energy, Inc.	38,895	1,652,260
Pinnacle West Capital Corp.	15,088	1,442,111
PPL Corp.	97,668	3,099,982
Public Service Enterprise Group, Inc.	69,723	4,142,243
Sempra Energy	37,656	4,739,384
The Southern Co.	141,438	7,309,516
WEC Energy Group, Inc.	42,947	3,396,249
Xcel Energy, Inc.	69,852	3,926,381

		101,843,106

Gas — 0.1%
Atmos Energy Corp.	15,869	1,633,396

	Number of Shares	Value
NiSource, Inc.	51,740	$1,482,869

		3,116,265

Water — 0.1%
American Water Works Co., Inc.	24,672	2,572,303

		107,531,674

TOTAL COMMON STOCK (Cost $1,953,631,800)		3,227,823,707

TOTAL EQUITIES (Cost $1,953,631,800)		3,227,823,707

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	643,005	643,005

TOTAL MUTUAL FUNDS (Cost $643,005)		643,005

TOTAL LONG-TERM INVESTMENTS (Cost $1,954,274,805)		3,228,466,712

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$42,415,557	42,415,557

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/18/19 (e)	5,885,000	5,843,312

TOTAL SHORT-TERM INVESTMENTS (Cost $48,257,041)		48,258,869

TOTAL INVESTMENTS — 100.2% (Cost $2,002,531,846) (f)		3,276,725,581

Other Assets/(Liabilities) — (0.2)%		(7,645,613)

NET ASSETS — 100.0%		$3,269,079,968

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $619,190 or 0.02% of net assets. Total securities on loan may not

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $42,419,975. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $43,265,477.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/21/19	362	$50,305,780	$1,058,400

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.0%
Basic Materials — 3.7%
Chemicals — 3.7%
CF Industries Holdings, Inc.	42,500	$1,737,400
DowDuPont, Inc.	155,000	8,263,050
Linde PLC	76,607	13,477,470

		23,477,920

Communications — 3.2%
Media — 1.3%
Comcast Corp. Class A	100,000	3,998,000
Fox Corp. Class B (a)	99,000	3,552,120
The Walt Disney Co.	2,050	227,612

		7,777,732

Telecommunications — 1.9%
Cisco Systems, Inc.	117,500	6,343,825
Verizon Communications, Inc.	98,500	5,824,305

		12,168,130

		19,945,862

Consumer, Cyclical — 11.3%
Apparel — 2.7%
NIKE, Inc. Class B	202,930	17,088,735

Lodging — 0.5%
Las Vegas Sands Corp.	48,500	2,956,560

Retail — 8.1%
Costco Wholesale Corp.	44,325	10,732,855
McDonald’s Corp.	118,630	22,527,837
The TJX Cos., Inc.	291,084	15,488,580
Walmart, Inc.	22,350	2,179,796

		50,929,068

		70,974,363

Consumer, Non-cyclical — 29.2%
Agriculture — 0.5%
Philip Morris International, Inc.	35,450	3,133,426

Beverages — 9.8%
The Coca-Cola Co.	451,366	21,151,011
Diageo PLC	493,907	20,201,750
PepsiCo, Inc.	166,594	20,416,094

		61,768,855

Biotechnology — 0.5%
Gilead Sciences, Inc.	50,500	3,283,005

Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	263,305	18,046,925

Foods — 0.6%
Tyson Foods, Inc. Class A	57,500	3,992,225

Health Care – Products — 8.7%
Baxter International, Inc.	173,379	14,097,446

	Number of Shares	Value
Becton Dickinson and Co.	12,650	$3,159,085
Danaher Corp.	129,940	17,154,679
Medtronic PLC	222,791	20,291,804

		54,703,014

Health Care – Services — 2.4%
Anthem, Inc.	22,100	6,342,258
UnitedHealth Group, Inc.	36,131	8,933,751

		15,276,009

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	44,050	5,457,795

Pharmaceuticals — 2.9%
CVS Health Corp.	48,500	2,615,605
Johnson & Johnson	111,427	15,576,380

		18,191,985

		183,853,239

Energy — 3.3%
Oil & Gas — 2.7%
Hess Corp.	64,500	3,884,835
Occidental Petroleum Corp.	66,000	4,369,200
Total SA (b)	159,000	8,829,706

		17,083,741

Pipelines — 0.6%
TransCanada Corp.	85,500	3,842,370

		20,926,111

Financial — 25.0%
Banks — 6.8%
Fifth Third Bancorp	122,500	3,089,450
JP Morgan Chase & Co.	63,100	6,387,613
Morgan Stanley	143,000	6,034,600
The PNC Financial Services Group, Inc.	127,085	15,588,246
State Street Corp.	62,700	4,126,287
Wells Fargo & Co.	153,500	7,417,120

		42,643,316

Diversified Financial Services — 4.4%
American Express Co.	138,704	15,160,347
Visa, Inc. Class A	80,352	12,550,179

		27,710,526

Insurance — 7.2%
American International Group, Inc.	99,500	4,284,470
Brighthouse Financial, Inc. (a)	27,000	979,830
Chubb Ltd.	179,808	25,187,504
Marsh & McLennan Cos., Inc.	130,243	12,229,818
MetLife, Inc.	62,500	2,660,625

		45,342,247

Real Estate Investment Trusts (REITS) — 6.6%
American Tower Corp.	112,935	22,254,971

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	75,961	$16,542,787
SL Green Realty Corp.	35,400	3,183,168

		41,980,926

		157,677,015

Industrial — 13.4%
Aerospace & Defense — 5.2%
The Boeing Co.	17,400	6,636,708
General Dynamics Corp.	64,859	10,979,331
Harris Corp.	35,000	5,589,850
Lockheed Martin Corp.	32,037	9,616,226

		32,822,115

Building Materials — 1.0%
Johnson Controls International PLC	166,000	6,132,040

Miscellaneous – Manufacturing — 1.8%
3M Co.	53,240	11,062,207

Transportation — 5.4%
Canadian National Railway Co.	174,374	15,609,954
Union Pacific Corp.	91,110	15,233,592
United Parcel Service, Inc. Class B	30,650	3,424,831

		34,268,377

		84,284,739

Technology — 6.8%
Computers — 2.0%
Accenture PLC Class A	73,138	12,873,751

Semiconductors — 0.9%
QUALCOMM, Inc.	98,000	5,588,940

Software — 3.9%
Microsoft Corp.	206,140	24,312,151

		42,774,842

Utilities — 1.1%
Electric — 1.1%
PG&E Corp. (a)	12,190	216,982
The Southern Co.	130,000	6,718,400

		6,935,382

TOTAL COMMON STOCK (Cost $530,517,781)		610,849,473

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	28,422	1,756,764

Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	36,700	3,879,190

	Number of Shares	Value
Sempra Energy Convertible 6.750%	2,750	$291,940

		4,171,130

TOTAL PREFERRED STOCK (Cost $5,371,231)		5,927,894

TOTAL EQUITIES (Cost $535,889,012)		616,777,367

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electric — 0.1%
Pacific Gas & Electric Co. 4.000% 12/01/46	$280,000	225,750
3.950% 12/01/47	507,000	406,868

		632,618

TOTAL CORPORATE DEBT (Cost $604,784)		632,618

TOTAL BONDS & NOTES (Cost $604,784)		632,618

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	123,088	123,088

TOTAL MUTUAL FUNDS (Cost $123,088)		123,088

TOTAL LONG-TERM INVESTMENTS (Cost $536,616,884)		617,533,073

SHORT-TERM INVESTMENTS — 2.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,031	1,031

TOTAL MUTUAL FUND (Cost $1,031)		1,031

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$15,005,888	$15,005,888

TOTAL SHORT-TERM INVESTMENTS (Cost $15,006,919)		15,006,919

TOTAL INVESTMENTS — 100.4% (Cost $551,623,803) (e)		632,539,992

Other Assets/(Liabilities) — (0.4)%		(2,732,363)

NET ASSETS — 100.0%		$629,807,629

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $110,439 or 0.02% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $15,007,451. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $15,308,411.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.9%
Ireland	8.4%
Switzerland	4.0%
United Kingdom	3.2%
Canada	3.1%
France	1.4%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	1,476	$635,728

Communications — 19.7%
Internet — 17.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	6,365	1,161,294
Alphabet, Inc. Class C (a)	6,833	8,017,227
Amazon.com, Inc. (a)	4,210	7,496,958
Booking Holdings, Inc. (a)	229	399,584
Facebook, Inc. Class A (a)	22,549	3,758,693
Palo Alto Networks, Inc. (a)	5,335	1,295,765
VeriSign, Inc. (a)	10,770	1,955,401

		24,084,922

Media — 0.6%
FactSet Research Systems, Inc.	3,232	802,409

Telecommunications — 1.5%
Cisco Systems, Inc.	28,495	1,538,445
Verizon Communications, Inc.	8,154	482,146

		2,020,591

		26,907,922

Consumer, Cyclical — 9.8%
Apparel — 1.9%
NIKE, Inc. Class B	30,273	2,549,289

Retail — 7.9%
AutoZone, Inc. (a)	2,170	2,222,340
The Home Depot, Inc.	8,441	1,619,744
Lowe’s Cos., Inc.	19,737	2,160,609
McDonald’s Corp.	8,779	1,667,132
O’Reilly Automotive, Inc. (a)	3,796	1,473,987
Ross Stores, Inc.	9,948	926,159
The TJX Cos., Inc.	15,528	826,245

		10,896,216

		13,445,505

Consumer, Non-cyclical — 22.2%
Beverages — 1.2%
Monster Beverage Corp. (a)	29,054	1,585,767

Commercial Services — 10.8%
Experian PLC	51,544	1,396,615
FleetCor Technologies, Inc. (a)	8,505	2,097,248
Gartner, Inc. (a)	7,618	1,155,498
Global Payments, Inc.	16,585	2,264,184
IHS Markit Ltd. (a)	28,592	1,554,833
PayPal Holdings, Inc. (a)	30,440	3,160,890
S&P Global, Inc.	7,864	1,655,765

	Number of Shares	Value
Worldpay, Inc. Class A (a)	13,716	$1,556,766

		14,841,799

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	14,331	1,491,141

Health Care – Products — 6.4%
Baxter International, Inc.	18,805	1,529,034
Danaher Corp.	12,801	1,689,988
Edwards Lifesciences Corp. (a)	8,039	1,538,102
Intuitive Surgical, Inc. (a)	3,208	1,830,421
Teleflex, Inc.	1,497	452,333
Thermo Fisher Scientific, Inc.	6,430	1,760,020

		8,799,898

Health Care – Services — 2.3%
Anthem, Inc.	7,047	2,022,348
ICON PLC (a)	8,116	1,108,483

		3,130,831

Pharmaceuticals — 0.4%
Elanco Animal Health, Inc. (a)	14,935	478,966

		30,328,402

Financial — 11.6%
Diversified Financial Services — 9.2%
American Express Co.	19,433	2,124,027
Intercontinental Exchange, Inc.	19,429	1,479,324
Mastercard, Inc. Class A	15,738	3,705,512
TD Ameritrade Holding Corp.	23,791	1,189,312
Visa, Inc. Class A	26,226	4,096,239

		12,594,414

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp.	16,970	3,344,108

		15,938,522

Industrial — 9.4%
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	15,305	543,787
The Boeing Co.	4,343	1,656,507

		2,200,294

Electronics — 2.8%
Agilent Technologies, Inc.	16,546	1,329,967
Fortive Corp.	10,344	867,758
Waters Corp. (a)	6,535	1,644,925

		3,842,650

Machinery – Diversified — 1.8%
Roper Technologies, Inc.	7,008	2,396,526

Transportation — 3.2%
Expeditors International of Washington, Inc.	12,966	984,119
Norfolk Southern Corp.	9,212	1,721,631

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Union Pacific Corp.	9,925	$1,659,460

		4,365,210

		12,804,680

Technology — 26.4%
Computers — 7.2%
Apple, Inc.	28,108	5,339,115
Check Point Software Technologies Ltd. (a)	17,978	2,274,037
Fortinet, Inc. (a)	21,799	1,830,462
NetApp, Inc.	5,806	402,588

		9,846,202

Semiconductors — 1.9%
Broadcom, Inc.	5,088	1,530,013
Microchip Technology, Inc.	14,090	1,168,906

		2,698,919

Software — 17.3%
Adobe, Inc. (a)	8,919	2,376,824
Electronic Arts, Inc. (a)	6,382	648,603
Guidewire Software, Inc. (a)	12,742	1,238,013
Intuit, Inc.	7,357	1,923,193
Microsoft Corp.	84,705	9,990,108
salesforce.com, Inc. (a)	15,204	2,407,857
ServiceNow, Inc. (a)	6,087	1,500,385
SS&C Technologies Holdings, Inc	33,532	2,135,653
VMware, Inc. Class A	7,952	1,435,415

		23,656,051

		36,201,172

TOTAL COMMON STOCK (Cost $109,914,049)		136,261,931

TOTAL EQUITIES (Cost $109,914,049)		136,261,931

TOTAL LONG-TERM INVESTMENTS (Cost $109,914,049)		136,261,931

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$977,189	$977,189

TOTAL SHORT-TERM INVESTMENTS (Cost $977,189)		977,189

TOTAL INVESTMENTS — 100.3% (Cost $110,891,238) (c)		137,239,120

Other Assets/(Liabilities) — (0.3)%		(384,512)

NET ASSETS — 100.0%		$136,854,608

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $977,291. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $1,000,394.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 0.2%
Chemicals — 0.2%
Air Products & Chemicals, Inc.	13,156	$2,512,270
The Sherwin-Williams Co.	8,070	3,475,829

		5,988,099

Communications — 29.8%
Internet — 27.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	770,789	140,630,453
Alphabet, Inc. Class A (a)	57,174	67,287,509
Alphabet, Inc. Class C (a)	97,753	114,694,572
Amazon.com, Inc. (a)	146,269	260,468,522
Booking Holdings, Inc. (a)	19,348	33,760,518
Ctrip.com International Ltd. ADR (a)	46,659	2,038,532
Facebook, Inc. Class A (a)	944,481	157,435,538
IAC/InterActiveCorp (a)	34,294	7,205,512
Netflix, Inc. (a)	75,346	26,865,370
Tencent Holdings Ltd.	856,100	39,364,827

		849,751,353

Media — 0.9%
FactSet Research Systems, Inc.	106,900	26,540,063

Telecommunications — 1.5%
Cisco Systems, Inc.	825,983	44,594,822
Corning, Inc.	4,946	163,713
Motorola Solutions, Inc.	7,600	1,067,192

		45,825,727

		922,117,143

Consumer, Cyclical — 6.4%
Airlines — 0.3%
American Airlines Group, Inc.	9,662	306,865
Delta Air Lines, Inc.	37,264	1,924,686
United Continental Holdings, Inc. (a)	78,564	6,267,836

		8,499,387

Apparel — 0.1%
VF Corp.	19,800	1,720,818

Auto Manufacturers — 0.1%
Ferrari NV	13,677	1,829,983
Tesla, Inc. (a) (b)	9,333	2,611,933

		4,441,916

Auto Parts & Equipment — 0.4%
Aptiv PLC	142,670	11,340,838

Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	57,050	3,135,468

	Number of Shares	Value
Royal Caribbean Cruises Ltd.	71,130	$8,152,921

		11,288,389

Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	93,113	7,738,621
Marriott International, Inc. Class A	77,001	9,632,055
Wynn Resorts Ltd.	14,293	1,705,441

		19,076,117

Retail — 4.6%
Dollar General Corp.	125,976	15,028,937
Domino’s Pizza, Inc.	800	206,480
McDonald’s Corp.	38,945	7,395,656
Restaurant Brands International, Inc.	89,659	5,837,697
Ross Stores, Inc.	148,499	13,825,257
Starbucks Corp.	593,713	44,136,624
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,126	2,136,320
Yum China Holdings, Inc.	434,990	19,535,401
Yum! Brands, Inc.	334,061	33,342,628

		141,445,000

		197,812,465

Consumer, Non-cyclical — 25.7%
Agriculture — 0.1%
Philip Morris International, Inc.	39,193	3,464,269

Beverages — 2.5%
The Coca-Cola Co.	712,426	33,384,282
Constellation Brands, Inc. Class A	2,000	350,660
Monster Beverage Corp. (a)	799,938	43,660,616

		77,395,558

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc. (a)	84,330	11,399,730
Amgen, Inc.	123,139	23,393,947
Celgene Corp. (a)	1,805	170,284
Illumina, Inc. (a)	610	189,521
Regeneron Pharmaceuticals, Inc. (a)	118,515	48,664,629
Vertex Pharmaceuticals, Inc. (a)	148,214	27,263,965

		111,082,076

Commercial Services — 3.2%
Ant International Co., Ltd. Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	598,619	3,358,253
Automatic Data Processing, Inc.	101,822	16,265,046
Cintas Corp.	7,654	1,546,950
CoStar Group, Inc. (a)	3,085	1,438,906
FleetCor Technologies, Inc. (a)	18,446	4,548,599
Global Payments, Inc.	170,716	23,306,148
IHS Markit Ltd. (a)	9,104	495,076
Moody’s Corp.	2,000	362,180
PayPal Holdings, Inc. (a)	291,803	30,300,823
S&P Global, Inc.	28,336	5,966,145

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Worldpay, Inc. Class A (a)	90,863	$10,312,950

		97,901,076

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	389,525	26,698,043
The Procter & Gamble Co.	394,797	41,078,628

		67,776,671

Foods — 1.2%
Danone SA Sponsored ADR	2,428,120	37,368,767

Health Care – Products — 5.6%
Abbott Laboratories	60,300	4,820,382
Becton Dickinson and Co.	128,220	32,020,381
Boston Scientific Corp. (a)	3,467	133,063
Danaher Corp.	154,969	20,459,007
Intuitive Surgical, Inc. (a)	52,107	29,731,212
Stryker Corp.	183,790	36,302,201
Thermo Fisher Scientific, Inc.	75,723	20,726,900
Varian Medical Systems, Inc. (a)	194,461	27,559,013

		171,752,159

Health Care – Services — 3.2%
Anthem, Inc.	89,493	25,682,701
Centene Corp. (a)	139,258	7,394,600
HCA Healthcare, Inc.	27,500	3,585,450
Humana, Inc.	34,814	9,260,524
UnitedHealth Group, Inc.	184,193	45,543,561
WellCare Health Plans, Inc. (a)	30,666	8,272,154

		99,738,990

Pharmaceuticals — 4.1%
Cigna Corp. (a)	146,596	23,575,569
Elanco Animal Health, Inc. (a)	70,197	2,251,218
Eli Lilly & Co.	115,992	15,051,122
Merck & Co., Inc.	214,300	17,823,331
Novartis AG Sponsored ADR	261,692	25,159,069
Novo Nordisk A/S Sponsored ADR	765,949	40,066,792
Pfizer, Inc.	54,489	2,314,148
Zoetis, Inc.	18,654	1,877,898

		128,119,147

		794,598,713

Energy — 0.8%
Oil & Gas Services — 0.8%
Schlumberger Ltd.	546,554	23,813,358

Financial — 10.4%
Banks — 0.3%
Citigroup, Inc.	17,957	1,117,285
The Goldman Sachs Group, Inc.	2,048	393,195
Morgan Stanley	170,552	7,197,294

		8,707,774

Diversified Financial Services — 9.4%
American Express Co.	145,100	15,859,430
Ameriprise Financial, Inc.	1,900	243,390

	Number of Shares	Value
The Charles Schwab Corp.	262,170	$11,210,389
Intercontinental Exchange, Inc.	142,935	10,883,071
Mastercard, Inc. Class A	214,539	50,513,208
Raymond James Financial, Inc.	20,729	1,666,819
SEI Investments Co.	556,500	29,077,125
TD Ameritrade Holding Corp.	437,241	21,857,678
Visa, Inc. Class A	957,802	149,599,094

		290,910,204

Insurance — 0.7%
American International Group, Inc.	41,555	1,789,358
Chubb Ltd.	18,093	2,534,467
Marsh & McLennan Cos., Inc.	37,040	3,478,056
The Progressive Corp.	27,296	1,967,769
Willis Towers Watson PLC	79,380	13,943,097

		23,712,747

Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	2,209	435,306

		323,766,031

Industrial — 7.0%
Aerospace & Defense — 2.7%
The Boeing Co.	163,082	62,202,737
Harris Corp.	51,290	8,191,526
Northrop Grumman Corp.	45,782	12,342,827

		82,737,090

Electronics — 0.6%
Agilent Technologies, Inc.	21,500	1,728,170
Fortive Corp.	88,802	7,449,600
Honeywell International, Inc.	67,870	10,785,900

		19,963,670

Machinery – Diversified — 1.7%
Deere & Co.	230,637	36,865,018
Roper Technologies, Inc.	45,394	15,523,386
Xylem, Inc.	13,900	1,098,656

		53,487,060

Packaging & Containers — 0.1%
Ball Corp.	32,582	1,885,194

Transportation — 1.9%
Canadian Pacific Railway Ltd.	29,117	5,998,976
CSX Corp.	92,461	6,917,932
Expeditors International of Washington, Inc.	536,569	40,725,587
J.B. Hunt Transport Services, Inc.	1,792	181,512
Kansas City Southern	4,425	513,211
Norfolk Southern Corp.	6,416	1,199,086
Union Pacific Corp.	22,674	3,791,093

		59,327,397

		217,400,411

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 18.9%
Computers — 0.1%
Apple, Inc.	17,456	$3,315,767

Semiconductors — 3.3%
Analog Devices, Inc.	10,900	1,147,443
Broadcom, Inc.	14,673	4,412,318
KLA-Tencor Corp.	8,400	1,003,044
Lam Research Corp.	900	161,109
Maxim Integrated Products, Inc.	118,108	6,279,802
Microchip Technology, Inc.	10,241	849,593
NVIDIA Corp.	232,730	41,788,999
QUALCOMM, Inc.	604,825	34,493,170
Texas Instruments, Inc.	78,834	8,361,923
Xilinx, Inc.	31,970	4,053,476

		102,550,877

Software — 15.5%
Activision Blizzard, Inc.	6,876	313,064
Autodesk, Inc. (a)	382,642	59,623,276
Cerner Corp. (a)	452,654	25,896,335
Electronic Arts, Inc. (a)	89,242	9,069,665
Fidelity National Information Services, Inc.	99,246	11,224,723
Fiserv, Inc. (a)	193,608	17,091,714
Intuit, Inc.	124,858	32,639,130
Microsoft Corp.	1,211,290	142,859,543
Oracle Corp.	1,314,892	70,622,849
salesforce.com, Inc. (a)	207,088	32,796,527
ServiceNow, Inc. (a)	130,513	32,170,149
Splunk, Inc. (a)	98,698	12,297,771
VMware, Inc. Class A	73,709	13,305,212
Workday, Inc. Class A (a)	106,551	20,548,360

		480,458,318

		586,324,962

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	804	155,429
Sempra Energy	39,395	4,958,255

		5,113,684

TOTAL COMMON STOCK (Cost $2,111,195,790)		3,076,934,866

TOTAL EQUITIES (Cost $2,111,195,790)		3,076,934,866

	Number of Shares	Value
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (f)	3,005,173	$3,005,173

TOTAL MUTUAL FUNDS (Cost $3,005,173)		3,005,173

TOTAL LONG-TERM INVESTMENTS (Cost $2,114,200,963)		3,079,940,039

SHORT-TERM INVESTMENTS — 0.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,053	1,053

TOTAL MUTUAL FUND (Cost $1,053)		1,053

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$6,966,350	6,966,350

TOTAL SHORT-TERM INVESTMENTS (Cost $6,967,403)		6,967,403

TOTAL INVESTMENTS — 99.7% (Cost $2,121,168,366) (h)		3,086,907,442

Other Assets/(Liabilities) — 0.3%		8,084,367

NET ASSETS — 100.0%		$3,094,991,809

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $2,945,806 or 0.10% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $3,358,253 or 0.11% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $3,358,253 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $6,967,076. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $7,106,067.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.7%
Cayman Islands	5.9%
Denmark	1.3%
France	1.2%
Switzerland	0.9%
Netherlands	0.8%
Ireland	0.5%
Canada	0.4%
United Kingdom	0.4%
Liberia	0.3%
Bermuda	0.1%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Communications — 28.0%
Internet — 22.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	151,363	$27,616,179
Alphabet, Inc. Class A (a)	21,069	24,795,895
Alphabet, Inc. Class C (a)	2,645	3,103,405
Amazon.com, Inc. (a)	14,050	25,019,538
Facebook, Inc. Class A (a)	72,457	12,077,857
Match Group, Inc.	158,800	8,989,668
Netflix, Inc. (a)	55,600	19,824,736
Palo Alto Networks, Inc. (a)	12,400	3,011,712
TripAdvisor, Inc. (a)	158,479	8,153,745

		132,592,735

Media — 3.5%
Charter Communications, Inc. Class A (a)	26,752	9,280,536
Liberty Global PLC Series A (a)	67,640	1,685,589
Liberty Global PLC Series C (a)	376,696	9,119,810

		20,085,935

Telecommunications — 1.6%
Arista Networks, Inc. (a)	28,827	9,064,939

		161,743,609

Consumer, Cyclical — 7.2%
Retail — 5.4%
Dollar General Corp.	82,386	9,828,650
Dollar Tree, Inc. (a)	149,840	15,739,193
Floor & Decor Holdings, Inc. Class A (a)	137,300	5,659,506

		31,227,349

Toys, Games & Hobbies — 1.8%
Hasbro, Inc.	120,451	10,240,744

		41,468,093

Consumer, Non-cyclical — 22.3%
Beverages — 3.1%
Constellation Brands, Inc. Class A	51,119	8,962,694
Monster Beverage Corp. (a)	165,600	9,038,448

		18,001,142

Biotechnology — 5.9%
Biogen, Inc. (a)	25,376	5,998,379
BioMarin Pharmaceutical, Inc. (a)	53,100	4,716,873
Illumina, Inc. (a)	53,830	16,724,443
Regeneron Pharmaceuticals, Inc. (a)	16,100	6,610,982

		34,050,677

Commercial Services — 4.1%
CoStar Group, Inc. (a)	27,400	12,779,908

	Number of Shares	Value
PayPal Holdings, Inc. (a)	107,109	$11,122,199

		23,902,107

Health Care – Products — 3.9%
ABIOMED, Inc. (a)	11,100	3,170,049
Align Technology, Inc. (a)	26,500	7,534,745
Edwards Lifesciences Corp. (a)	62,400	11,938,992

		22,643,786

Health Care – Services — 4.6%
IQVIA Holdings, Inc. (a)	115,010	16,544,188
UnitedHealth Group, Inc.	41,241	10,197,250

		26,741,438

Pharmaceuticals — 0.7%
Sarepta Therapeutics, Inc. (a)	31,405	3,743,162

		129,082,312

Financial — 13.9%
Diversified Financial Services — 10.5%
The Charles Schwab Corp.	196,639	8,408,284
CME Group, Inc.	38,452	6,328,430
Mastercard, Inc. Class A	46,009	10,832,819
Visa, Inc. Class A	224,713	35,097,924

		60,667,457

Private Equity — 2.4%
KKR & Co., Inc. Class A	579,727	13,617,787

Real Estate Investment Trusts (REITS) — 1.0%
Crown Castle International Corp.	45,790	5,861,120

		80,146,364

Industrial — 2.4%
Aerospace & Defense — 1.4%
United Technologies Corp.	59,740	7,699,889

Packaging & Containers — 1.0%
Ball Corp.	102,218	5,914,333

		13,614,222

Technology — 23.3%
Semiconductors — 1.6%
Applied Materials, Inc.	237,948	9,437,018

Software — 21.7%
Activision Blizzard, Inc.	89,900	4,093,147
Adobe, Inc. (a)	47,700	12,711,573
Atlassian Corp. PLC Class A (a)	31,100	3,495,329
Autodesk, Inc. (a)	70,176	10,934,824
Intuit, Inc.	29,700	7,763,877
Microsoft Corp.	224,514	26,479,181
salesforce.com, Inc. (a)	96,600	15,298,542
ServiceNow, Inc. (a)	92,100	22,701,729
Splunk, Inc. (a)	22,600	2,815,960
Take-Two Interactive Software, Inc. (a)	95,195	8,983,552

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Twilio, Inc. Class A (a)	33,900	$4,379,202
Workday, Inc. Class A (a)	30,100	5,804,785

		125,461,701

		134,898,719

TOTAL COMMON STOCK (Cost $401,977,799)		560,953,319

TOTAL EQUITIES (Cost $401,977,799)		560,953,319

TOTAL LONG-TERM INVESTMENTS (Cost $401,977,799)		560,953,319

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$18,174,009	18,174,009

TOTAL SHORT-TERM INVESTMENTS (Cost $18,174,009)		18,174,009

TOTAL INVESTMENTS — 100.2% (Cost $420,151,808) (c)		579,127,328

Other Assets/(Liabilities) — (0.2)%		(1,130,105)

NET ASSETS — 100.0%		$577,997,223

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $18,175,902. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 1.875%, maturity dates ranging from 3/31/22 – 4/15/22, and an aggregate market value, including accrued interest, of $18,542,418.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.4%

COMMON STOCK — 94.4%
Consumer, Cyclical — 11.6%
Airlines — 1.5%
Southwest Airlines Co.	26,016	$1,350,491

Auto Manufacturers — 1.6%
Honda Motor Co. Ltd. Sponsored ADR	30,787	836,483
PACCAR, Inc.	8,545	582,256

		1,418,739

Auto Parts & Equipment — 1.1%
Aptiv PLC	2,797	222,334
BorgWarner, Inc.	21,337	819,554

		1,041,888

Food Services — 0.9%
Sodexo SA	7,352	809,766

Home Builders — 1.8%
PulteGroup, Inc.	32,699	914,264
Thor Industries, Inc.	11,314	705,654

		1,619,918

Leisure Time — 0.8%
Carnival Corp.	14,412	730,977

Retail — 3.9%
Advance Auto Parts, Inc.	5,671	967,076
Genuine Parts Co.	5,772	646,637
MSC Industrial Direct Co., Inc. Class A	14,836	1,227,085
Target Corp.	8,380	672,579

		3,513,377

		10,485,156

Consumer, Non-cyclical — 15.7%
Beverages — 0.5%
Molson Coors Brewing Co. Class B	7,184	428,526

Foods — 5.7%
Conagra Brands, Inc.	33,300	923,742
The J.M. Smucker Co.	4,285	499,202
Kellogg Co.	8,312	476,943
Mondelez International, Inc. Class A	23,497	1,172,970
Orkla ASA	156,773	1,203,481
Sysco Corp.	12,761	851,924

		5,128,262

Health Care – Products — 4.8%
Henry Schein, Inc. (a)	11,015	662,112
Hologic, Inc. (a)	8,375	405,350
Siemens Healthineers AG (b)	14,358	598,431
Zimmer Biomet Holdings, Inc.	20,985	2,679,784

		4,345,677

	Number of Shares	Value
Health Care – Services — 1.4%
Quest Diagnostics, Inc.	13,793	$1,240,267

Household Products & Wares — 1.0%
Kimberly-Clark Corp.	7,401	916,984

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	25,084	1,207,794
McKesson Corp.	7,597	889,305

		2,097,099

		14,156,815

Energy — 7.2%
Oil & Gas — 4.5%
Anadarko Petroleum Corp.	13,489	613,480
Cimarex Energy Co.	9,245	646,225
Devon Energy Corp.	28,696	905,646
EQT Corp.	31,830	660,154
Imperial Oil Ltd.	14,033	383,076
Noble Energy, Inc.	36,052	891,566

		4,100,147

Oil & Gas Services — 2.1%
Baker Hughes a GE Co.	36,297	1,006,153
Halliburton Co.	15,328	449,111
National Oilwell Varco, Inc.	14,980	399,067

		1,854,331

Pipelines — 0.6%
Equitrans Midstream Corp. (a)	25,464	554,606

		6,509,084

Financial — 27.1%
Banks — 13.3%
BB&T Corp.	40,206	1,870,785
Comerica, Inc.	10,212	748,744
Commerce Bancshares, Inc.	15,149	879,551
First Hawaiian, Inc.	43,029	1,120,905
M&T Bank Corp.	6,627	1,040,572
Northern Trust Corp.	30,009	2,713,114
Prosperity Bancshares, Inc.	7,188	496,403
State Street Corp.	12,577	827,692
SunTrust Banks, Inc.	6,941	411,254
UMB Financial Corp.	16,140	1,033,606
Westamerica Bancorp.	13,806	853,211

		11,995,837

Diversified Financial Services — 2.8%
Ameriprise Financial, Inc.	10,482	1,342,744
Invesco Ltd.	62,586	1,208,536

		2,551,280

Insurance — 5.1%
Aflac, Inc.	11,136	556,800
Arthur J Gallagher & Co.	3,461	270,304
Brown & Brown, Inc.	16,698	492,758
Chubb Ltd.	9,835	1,377,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ProAssurance Corp.	11,826	$409,298
Reinsurance Group of America, Inc.	6,185	878,146
Torchmark Corp.	3,680	301,576
The Travelers Cos., Inc.	2,368	324,795

		4,611,364

Real Estate Investment Trusts (REITS) — 4.9%
American Tower Corp.	2,035	401,017
Empire State Realty Trust, Inc. Class A	27,912	441,010
MGM Growth Properties LLC Class A	30,534	984,721
Piedmont Office Realty Trust, Inc. Class A	38,945	812,003
Weyerhaeuser Co.	66,243	1,744,841

		4,383,592

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	66,476	887,454

		24,429,527

Industrial — 18.0%
Building Materials — 1.9%
Johnson Controls International PLC	41,388	1,528,873
Masco Corp.	5,521	217,030

		1,745,903

Electrical Components & Equipment — 4.7%
Emerson Electric Co.	16,504	1,130,029
Hubbell, Inc.	19,895	2,347,212
Schneider Electric SE	9,369	736,815

		4,214,056

Electronics — 1.9%
nVent Electric PLC	29,069	784,282
TE Connectivity Ltd.	11,107	896,890

		1,681,172

Environmental Controls — 0.5%
Republic Services, Inc.	5,567	447,476

Machinery – Diversified — 0.8%
Atlas Copco AB Class B	28,459	705,033

Machinery – Diversified — 1.3%
Cummins, Inc.	7,489	1,182,288

Miscellaneous – Manufacturing — 2.4%
Eaton Corp. PLC	11,301	910,408
IMI PLC	71,718	898,145
Textron, Inc.	6,754	342,158

		2,150,711

Packaging & Containers — 3.5%
Graphic Packaging Holding Co.	98,361	1,242,300
Packaging Corp. of America	6,077	603,932
Sonoco Products Co.	12,957	797,244
WestRock Co.	13,054	500,621

		3,144,097

	Number of Shares	Value
Transportation — 1.0%
Heartland Express, Inc.	47,211	$910,228

		16,180,964

Technology — 5.4%
Computers — 0.7%
HP, Inc.	33,471	650,341

Semiconductors — 3.7%
Applied Materials, Inc.	25,566	1,013,948
Maxim Integrated Products, Inc.	20,727	1,102,055
Microchip Technology, Inc.	8,694	721,254
Teradyne, Inc.	12,117	482,741

		3,319,998

Software — 1.0%
Cerner Corp. (a)	16,020	916,504

		4,886,843

Utilities — 9.4%
Electric — 7.8%
Ameren Corp.	13,635	1,002,854
Edison International	9,823	608,240
Eversource Energy	8,692	616,697
NorthWestern Corp.	18,205	1,281,814
Pinnacle West Capital Corp.	12,302	1,175,825
WEC Energy Group, Inc.	7,682	607,493
Xcel Energy, Inc.	31,602	1,776,349

		7,069,272

Gas — 1.6%
Atmos Energy Corp.	6,630	682,426
Spire, Inc.	8,787	723,082

		1,405,508

		8,474,780

TOTAL COMMON STOCK (Cost $86,356,904)		85,123,169

TOTAL EQUITIES (Cost $86,356,904)		85,123,169

MUTUAL FUNDS — 3.7%
Diversified Financial Services — 3.7%
iShares Russell Mid-Cap Value ETF (c)	31,345	2,722,626
State Street Navigator Securities Lending Prime Portfolio (d)	591,608	591,608

		3,314,234

TOTAL MUTUAL FUNDS (Cost $3,265,008)		3,314,234

TOTAL LONG-TERM INVESTMENTS (Cost $89,621,912)		88,437,403

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$1,995,246	$1,995,246

TOTAL SHORT-TERM INVESTMENTS (Cost $1,995,246)		1,995,246

TOTAL INVESTMENTS — 100.3% (Cost $91,617,158) (f)		90,432,649

Other Assets/(Liabilities) — (0.3)%		(302,443)

NET ASSETS — 100.0%		$90,130,206

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $598,431 or 0.66% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $579,009 or 0.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $1,995,453. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,038,213.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	46,438	Credit Suisse International	6/28/19	$52,494	$(18)

GBP	16,764	JP Morgan Chase Bank N.A.	6/28/19	22,270	(341)

CAD	15,864	Morgan Stanley & Co. LLC	6/28/19	11,876	21

				$86,640	$(338)

Contracts to Deliver
JPY	56,617,378	Bank of America N.A.	6/28/19	$517,993	$3,661

EUR	1,648,396	Credit Suisse International	6/28/19	1,880,688	17,978

NOK	8,825,838	Goldman Sachs & Co.	6/28/19	1,038,224	11,513

SEK	5,489,955	Goldman Sachs & Co.	6/28/19	598,699	4,348

				1,636,923	15,861

GBP	588,877	JP Morgan Chase Bank N.A.	6/28/19	780,585	10,278

CAD	443,485	Morgan Stanley & Co. LLC	6/28/19	331,206	(1,378)

				$5,147,395	$46,400

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 94.0%
Basic Materials — 6.1%
Chemicals — 3.1%
Orion Engineered Carbons SA	53,840	$1,022,422
PolyOne Corp.	35,494	1,040,329
Sensient Technologies Corp.	12,530	849,410
Stepan Co.	6,950	608,264

		3,520,425

Forest Products & Paper — 0.7%
Neenah, Inc.	12,350	794,846

Iron & Steel — 1.3%
Allegheny Technologies, Inc. (a)	61,028	1,560,486

Mining — 1.0%
Ferroglobe PLC	133,089	272,832
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Materion Corp.	15,966	911,020

		1,183,852

		7,059,609

Communications — 1.1%
Telecommunications — 1.1%
Ciena Corp. (a)	32,416	1,210,413

Consumer, Cyclical — 8.6%
Auto Parts & Equipment — 2.6%
American Axle & Manufacturing Holdings, Inc. (a)	130,878	1,872,864
Cooper Tire & Rubber Co.	17,030	509,027
Gentherm, Inc. (a)	17,890	659,425

		3,041,316

Distribution & Wholesale — 0.3%
ScanSource, Inc. (a)	8,750	313,425

Food Services — 0.7%
Aramark	27,540	813,807

Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	64,980	821,347

Home Furnishing — 1.5%
Whirlpool Corp.	13,098	1,740,593

Office Furnishings — 0.6%
Steelcase, Inc. Class A	43,250	629,288

Retail — 1.1%
The Cato Corp. Class A	18,270	273,685
Luxfer Holdings PLC	40,772	1,018,484

		1,292,169

Storage & Warehousing — 1.1%
Mobile Mini, Inc.	37,718	1,280,149

		9,932,094

	Number of Shares	Value
Consumer, Non-cyclical — 11.9%
Agriculture — 1.5%
Darling Ingredients, Inc. (a)	77,603	$1,680,105

Beverages — 0.6%
C&C Group PLC	193,141	692,600

Commercial Services — 4.1%
AMN Healthcare Services, Inc. (a)	10,040	472,784
Forrester Research, Inc.	15,767	762,334
FTI Consulting, Inc. (a)	5,870	450,933
Huron Consulting Group, Inc. (a)	19,460	918,901
ICF International, Inc.	8,950	680,916
Matthews International Corp. Class A	14,020	518,039
Navigant Consulting, Inc.	32,770	638,032
Seacor Marine Holdings Inc. (a)	20,154	268,250

		4,710,189

Foods — 1.8%
Cranswick PLC	21,237	754,497
Post Holdings, Inc. (a)	6,930	758,142
SunOpta, Inc. (a) (d)	155,417	537,743

		2,050,382

Health Care – Products — 0.6%
Invacare Corp.	50,368	421,580
Natus Medical, Inc. (a)	10,460	265,475

		687,055

Health Care – Services — 0.9%
Encompass Health Corp.	18,787	1,097,161

Healthcare-Products — 0.6%
Steris PLC (a)	5,020	642,711

Household Products & Wares — 1.8%
Acco Brands Corp.	87,710	750,798
Helen of Troy Ltd. (a)	3,550	411,658
Spectrum Brands Holdings, Inc.	16,880	924,686

		2,087,142

		13,647,345

Energy — 3.1%
Oil & Gas — 2.1%
Callon Petroleum Co. (a)	162,801	1,229,147
Cimarex Energy Co.	4,664	326,014
Kosmos Energy Ltd.	79,270	493,852
Magnolia Oil & Gas Corp. (a)	32,730	392,760

		2,441,773

Oil & Gas Services — 1.0%
Era Group, Inc. (a)	20,480	236,339
Thermon Group Holdings, Inc. (a)	38,120	934,322

		1,170,661

		3,612,434

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 24.1%
Banks — 9.8%
1st Source Corp.	11,860	$532,632
Fifth Third Bancorp	33,321	840,356
First Midwest Bancorp, Inc.	38,980	797,531
Great Western Bancorp, Inc.	24,170	763,530
Hancock Whitney Corp.	24,310	982,124
International Bancshares Corp.	25,990	988,400
Prosperity Bancshares, Inc.	20,527	1,417,595
Synovus Financial Corp.	17,320	595,115
Texas Capital Bancshares, Inc. (a)	28,326	1,546,316
UMB Financial Corp.	19,392	1,241,864
Union Bankshares Corp.	22,920	741,003
Webster Financial Corp.	15,500	785,385

		11,231,851

Diversified Financial Services — 0.7%
PRA Group, Inc. (a)	31,305	839,287

Insurance — 5.9%
Alleghany Corp. (a)	2,198	1,346,055
Assured Guaranty Ltd.	15,570	691,775
Kemper Corp.	11,010	838,301
MGIC Investment Corp. (a)	131,358	1,732,612
Reinsurance Group of America, Inc.	5,820	826,324
White Mountains Insurance Group Ltd.	1,470	1,360,456

		6,795,523

Real Estate — 1.1%
Alexander & Baldwin, Inc.	49,250	1,252,920

Real Estate Investment Trusts (REITS) — 5.1%
Brandywine Realty Trust	53,160	843,118
Corporate Office Properties Trust	36,320	991,536
DiamondRock Hospitality Co.	45,294	490,534
Physicians Realty Trust	67,670	1,272,873
PotlatchDeltic Corp.	19,233	726,815
RPT Realty	84,350	1,013,043
Summit Hotel Properties, Inc.	46,260	527,827

		5,865,746

Savings & Loans — 1.5%
Banc of California, Inc.	58,390	808,117
Northwest Bancshares, Inc.	54,340	922,150

		1,730,267

		27,715,594

Industrial — 29.4%
Aerospace & Defense — 1.2%
Astronics Corp. (a)	15,801	517,009
Barnes Group, Inc.	16,502	848,368

		1,365,377

Building Materials — 4.2%
American Woodmark Corp. (a)	12,820	1,059,317

	Number of Shares	Value
Gibraltar Industries, Inc. (a)	35,872	$1,456,762
Simpson Manufacturing Co., Inc.	26,661	1,580,197
Tyman PLC	228,894	721,428

		4,817,704

Electrical Components & Equipment — 2.1%
Belden, Inc.	24,290	1,304,373
Encore Wire Corp.	19,639	1,123,744

		2,428,117

Electronics — 4.5%
Coherent, Inc. (a)	1,920	272,102
FARO Technologies, Inc. (a)	23,343	1,024,991
II-VI, Inc. (a)	43,621	1,624,446
Keysight Technologies, Inc. (a)	10,990	958,328
Park Electrochemical Corp.	19,101	299,886
Vishay Intertechnology, Inc.	54,110	999,412

		5,179,165

Engineering & Construction — 1.6%
Mistras Group, Inc. (a)	26,130	360,855
Primoris Services Corp.	71,139	1,471,155

		1,832,010

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	11,040	789,691

Hand & Machine Tools — 1.2%
Colfax Corp. (a)	44,293	1,314,616

Machinery – Construction & Mining — 1.3%
Terex Corp.	46,845	1,505,130

Machinery – Diversified — 0.8%
Albany International Corp. Class A	13,490	965,749

Metal Fabricate & Hardware — 3.6%
CIRCOR International, Inc. (a)	12,300	400,980
Mueller Industries, Inc.	43,220	1,354,515
TriMas Corp. (a)	53,510	1,617,607
Valmont Industries, Inc.	5,770	750,677

		4,123,779

Miscellaneous – Manufacturing — 3.6%
Actuant Corp. Class A	57,563	1,402,810
ESCO Technologies, Inc.	13,950	935,069
Federal Signal Corp.	70,513	1,832,633

		4,170,512

Packaging & Containers — 0.9%
Sealed Air Corp.	21,940	1,010,556

Transportation — 3.0%
Air Transport Services Group, Inc. (a)	64,793	1,493,479
Dorian LPG Ltd. (a)	36,207	232,449
Forward Air Corp.	12,560	813,009
Scorpio Tankers, Inc.	21,022	417,076
SEACOR Holdings, Inc. (a)	11,780	498,058

		3,454,071

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	11,030	$842,361

		33,798,838

Technology — 7.9%
Computers — 2.1%
MTS Systems Corp.	19,355	1,054,073
WNS Holdings Ltd. ADR (a)	24,980	1,330,685

		2,384,758

Semiconductors — 5.2%
Brooks Automation, Inc.	59,569	1,747,159
Cohu, Inc.	54,497	803,831
CTS Corp.	21,810	640,560
Diodes, Inc. (a)	50,232	1,743,050
Photronics, Inc. (a)	84,423	797,797
Rudolph Technologies, Inc. (a)	12,080	275,424

		6,007,821

Software — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	73,030	696,706

		9,089,285

Utilities — 1.8%
Gas — 1.8%
New Jersey Resources Corp.	8,840	440,144
Spire, Inc.	6,450	530,770
UGI Corp.	20,085	1,113,111

		2,084,025

		2,084,025

TOTAL COMMON STOCK (Cost $98,710,856)		108,149,637

TOTAL EQUITIES (Cost $98,710,856)		108,149,637

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (e)	101,250	101,250

TOTAL MUTUAL FUNDS (Cost $101,250)		101,250

TOTAL LONG-TERM INVESTMENTS (Cost $98,812,106)		108,250,887

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$6,538,326	$6,538,326

TOTAL SHORT-TERM INVESTMENTS (Cost $6,538,326)		6,538,326

TOTAL INVESTMENTS — 99.8% (Cost $105,350,432) (g)		114,789,213

Other Assets/(Liabilities) — 0.2%		218,623

NET ASSETS — 100.0%		$115,007,836

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $93,420 or 0.08% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $6,539,007. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $6,672,628.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 2.5%
Chemicals — 0.9%
American Vanguard Corp.	14,388	$247,761
Ashland Global Holdings, Inc.	8,050	628,947
Minerals Technologies, Inc.	7,840	460,914
OMNOVA Solutions, Inc. (a)	5,300	37,206
Quaker Chemical Corp.	2,379	476,585
Valhi, Inc.	9,700	22,407

		1,873,820

Forest Products & Paper — 0.8%
Clearwater Paper Corp. (a)	6,075	118,341
Domtar Corp.	7,700	382,305
Mercer International, Inc.	11,600	156,716
Resolute Forest Products	45,600	360,240
Verso Corp. Class A (a)	27,400	586,908

		1,604,510

Iron & Steel — 0.4%
Carpenter Technology Corp.	12,752	584,679
Reliance Steel & Aluminum Co.	3,873	349,577

		934,256

Mining — 0.4%
Constellium NV Class A (a)	94,745	756,065
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	-

		756,065

		5,168,651

Communications — 4.7%
Advertising — 0.2%
National CineMedia, Inc.	64,400	454,020

Internet — 1.3%
Etsy, Inc. (a)	3,300	221,826
Lands’ End, Inc. (a)	2,900	48,169
Liberty Expedia Holdings, Inc. Class A (a)	600	25,680
Lightspeed POS, Inc. (a)	3,595	55,444
The Meet Group, Inc. (a)	19,800	99,594
New Media Investment Group, Inc.	3,900	40,950
PC-Tel, Inc.	13,700	68,637
Perficient, Inc. (a)	45,470	1,245,423
Q2 Holdings, Inc. (a)	5,929	410,643
QuinStreet, Inc. (a)	6,800	91,052
Upwork, Inc. (a) (d)	1,716	32,844
Zendesk, Inc. (a)	5,429	461,465

		2,801,727

Media — 1.5%
Cable One, Inc.	950	932,311

	Number of Shares	Value
Gray Television, Inc. (a)	42,550	$908,868
MSG Networks, Inc. Class A (a)	4,800	104,400
Nexstar Media Group, Inc. Class A	7,305	791,643
Scholastic Corp.	7,058	280,626

		3,017,848

Telecommunications — 1.7%
Ciena Corp. (a)	13,200	492,888
GTT Communications, Inc. (a) (d)	12,605	437,393
Harmonic, Inc. (a)	106,823	578,981
Intelsat SA (a)	7,300	114,318
ORBCOMM, Inc. (a)	111,615	756,750
Preformed Line Products Co.	800	42,472
Vonage Holdings Corp. (a)	111,930	1,123,777

		3,546,579

		9,820,174

Consumer, Cyclical — 7.6%
Airlines — 0.2%
Hawaiian Holdings, Inc.	1,300	34,125
Spirit Airlines, Inc. (a)	6,680	353,105

		387,230

Apparel — 0.8%
Crocs, Inc. (a)	24,700	636,025
Deckers Outdoor Corp. (a)	2,500	367,475
Rocky Brands, Inc.	5,100	122,196
Steven Madden Ltd.	17,308	585,703

		1,711,399

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	14,634	247,754

Auto Parts & Equipment — 1.6%
Altra Industrial Motion Corp.	24,475	759,949
American Axle & Manufacturing Holdings, Inc. (a)	75,660	1,082,694
Garrett Motion, Inc. (a)	29,616	436,244
Meritor, Inc. (a)	23,600	480,260
Methode Electronics, Inc.	790	22,736
Tower International, Inc.	13,400	281,802
Visteon Corp. (a)	2,686	180,902

		3,244,587

Distribution & Wholesale — 1.0%
Dorman Products, Inc. (a)	7,958	701,020
Fossil Group, Inc. (a)	27,900	382,788
Pool Corp.	4,898	808,023
Systemax, Inc.	2,900	65,656
Titan Machinery, Inc. (a)	1,300	20,228
Veritiv Corp. (a)	7,600	200,032

		2,177,747

Entertainment — 0.2%
Marriott Vacations Worldwide Corp.	2,600	243,100

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Penn National Gaming, Inc. (a)	3,800	$76,380

		319,480

Home Builders — 0.8%
Cavco Industries, Inc. (a)	4,109	482,931
LCI Industries	5,363	411,985
LGI Homes, Inc. (a) (d)	14,400	867,456

		1,762,372

Leisure Time — 0.1%
Town Sports International Holdings, Inc. (a)	20,100	95,676

Lodging — 0.3%
Extended Stay America, Inc.	6,500	116,675
The St. Joe Co. (a)	26,552	437,843

		554,518

Retail — 2.4%
Abercrombie & Fitch Co. Class A	9,200	252,172
Asbury Automotive Group, Inc. (a)	19,940	1,383,039
Beacon Roofing Supply, Inc. (a)	7,993	257,055
BJ’s Restaurants, Inc.	800	37,824
BJ’s Wholesale Club Holdings, Inc. (a)	7,396	202,650
Bloomin’ Brands, Inc.	2,400	49,080
Brinker International, Inc.	18,200	807,716
The Cato Corp. Class A	1,300	19,474
Express, Inc. (a)	23,571	100,884
Freshpet, Inc. (a)	5,000	211,450
Lumber Liquidators Holdings, Inc. (a) (d)	20,153	203,545
The Michaels Cos., Inc. (a)	44,380	506,820
Party City Holdco, Inc. (a)	22,399	177,848
PCM, Inc. (a)	7,900	289,377
PriceSmart, Inc.	2,781	163,745
Red Robin Gourmet Burgers, Inc. (a)	5,640	162,488
Vera Bradley, Inc. (a)	5,400	71,550
Vitamin Shoppe, Inc. (a)	19,000	133,760

		5,030,477

Textiles — 0.1%
Culp, Inc.	13,892	267,143

		15,798,383

Consumer, Non-cyclical — 13.6%
Agriculture — 0.1%
Turning Point Brands, Inc.	5,400	248,886
Vector Group Ltd.	3,360	36,254

		285,140

Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a)	450	132,629
Cott Corp.	54,025	789,305
National Beverage Corp. (d)	1,000	57,730

		979,664

	Number of Shares	Value
Biotechnology — 0.7%
Cerecor, Inc. (a) (d)	12,700	$74,168
Champions Oncology, Inc. (a)	8,400	82,236
Emergent BioSolutions, Inc. (a)	10,730	542,079
Innoviva, Inc. (a)	21,900	307,257
Myriad Genetics, Inc. (a)	12,200	405,040
Pfenex, Inc. (a)	6,000	37,080
Ultragenyx Pharmaceutical, Inc. (a)	1,425	98,838

		1,546,698

Commercial Services — 4.8%
Aaron’s, Inc.	28,585	1,503,571
Adtalem Global Education, Inc. (a)	15,705	727,456
American Public Education, Inc. (a)	13,820	416,258
The Brink’s Co.	2,950	222,460
Cardtronics PLC Class A (a)	11,000	391,380
Care.com, Inc. (a)	6,900	136,344
Ennis, Inc.	19,700	408,972
FTI Consulting, Inc. (a)	15,481	1,189,250
Green Dot Corp. Class A (a)	15,015	910,660
H&R Block, Inc.	1,000	23,940
Heidrick & Struggles International, Inc.	5,000	191,650
Huron Consulting Group, Inc. (a)	4,781	225,759
I3 Verticals, Inc. Class A (a)	13,200	317,064
K12, Inc. (a)	14,000	477,820
Kforce, Inc.	3,400	119,408
Monro, Inc.	5,102	441,425
Navigant Consulting, Inc.	8,062	156,967
PFSweb, Inc. (a)	4,800	25,008
Rent-A-Center, Inc. (a)	40,200	838,974
Rosetta Stone, Inc. (a)	17,490	382,156
Strategic Education, Inc.	6,541	858,899
Vectrus, Inc. (a)	4,800	127,632

		10,093,053

Foods — 2.3%
Cal-Maine Foods, Inc.	3,600	160,668
The Chefs’ Warehouse, Inc. (a)	2,600	80,730
Hostess Brands, Inc. (a)	69,525	869,062
Lancaster Colony Corp.	1,850	289,877
Nomad Foods Ltd. (a)	55,385	1,132,623
Performance Food Group Co. (a)	17,300	685,772
Post Holdings, Inc. (a)	6,020	658,588
The Simply Good Foods Co. (a)	20,761	427,469
SpartanNash Co.	4,731	75,081
TreeHouse Foods, Inc. (a)	6,600	426,030

		4,805,900

Health Care – Products — 2.7%
Atrion Corp.	1,250	1,098,350
Avanos Medical, Inc. (a)	27,408	1,169,774
CareDx, Inc. (a)	11,600	365,632
Genomic Health, Inc. (a)	5,500	385,275

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integer Holdings Corp. (a)	700	$52,794
Patterson Cos., Inc.	5,498	120,131
Quidel Corp. (a)	16,951	1,109,782
Repligen Corp. (a)	3,300	194,964
STAAR Surgical Co. (a)	4,300	147,017
West Pharmaceutical Services, Inc.	3,499	385,590
Wright Medical Group NV (a)	16,803	528,454

		5,557,763

Health Care – Services — 1.2%
Amedisys, Inc. (a)	1,000	123,260
The Ensign Group, Inc.	17,174	879,137
Molina Healthcare, Inc. (a)	5,862	832,169
Psychemedics Corp.	3,200	44,896
Select Medical Holdings Corp. (a)	34,228	482,273
Tenet Healthcare Corp. (a)	5,500	158,620

		2,520,355

Household Products & Wares — 0.2%
CSS Industries, Inc.	11,433	68,484
Helen of Troy Ltd. (a)	2,500	289,900

		358,384

Pharmaceuticals — 1.1%
Array BioPharma, Inc. (a)	4,100	99,958
Assertio Therapeutics, Inc. (a)	21,500	109,005
Enanta Pharmaceuticals, Inc. (a)	2,400	229,248
Endo International PLC (a)	32,000	256,960
Horizon Pharma PLC (a)	20,200	533,886
KalVista Pharmaceuticals, Inc. (a)	10,300	294,786
Momenta Pharmaceuticals, Inc. (a)	17,175	249,553
Natural Grocers by Vitamin Cottage, Inc. (a)	13,500	161,325
Pacira Pharmaceuticals, Inc. (a)	4,500	171,270
USANA Health Sciences, Inc. (a)	1,100	92,257
Xencor, Inc. (a)	5,100	158,406

		2,356,654

		28,503,611

Energy — 6.6%
Coal — 1.3%
Arch Coal, Inc. Class A	8,800	803,176
CONSOL Energy, Inc. (a)	1,800	61,596
Hallador Energy Co.	20,500	107,830
NACCO Industries, Inc. Class A	1,900	72,618
Peabody Energy Corp.	21,700	614,761
Warrior Met Coal, Inc.	32,000	972,800

		2,632,781

Energy – Alternate Sources — 0.6%
Enphase Energy, Inc. (a) (d)	9,000	83,070
Renewable Energy Group, Inc. (a) (d)	28,500	625,860
REX American Resources Corp. (a)	4,540	365,969
TerraForm Power, Inc. Class A	11,100	152,514

		1,227,413

	Number of Shares	Value
Oil & Gas — 3.0%
Adams Resources & Energy, Inc.	2,200	$85,932
Bonanza Creek Energy, Inc. (a)	1,800	40,842
California Resources Corp. (a)	7,400	190,254
Callon Petroleum Co. (a)	130,860	987,993
Centennial Resource Development, Inc. Class A (a)	47,622	418,597
Evolution Petroleum Corp.	26,600	179,550
HighPoint Resources Corp. (a)	141,980	313,776
Isramco, Inc. (a)	200	22,600
Jagged Peak Energy, Inc. (a) (d)	27,107	283,810
Kosmos Energy Ltd.	39,310	244,901
Matador Resources Co. (a) (d)	23,112	446,755
Panhandle Oil & Gas, Inc. Class A	1,900	29,830
PBF Energy, Inc. Class A	25,255	786,441
Ring Energy, Inc. (a)	81,865	480,548
SRC Energy, Inc. (a)	142,720	730,726
W&T Offshore, Inc. (a)	70,600	487,140
Whiting Petroleum Corp. (a)	1,200	31,368
WPX Energy, Inc. (a)	47,224	619,107

		6,380,170

Oil & Gas Services — 1.7%
Apergy Corp. (a)	3,800	156,028
Archrock, Inc.	3,100	30,318
DMC Global, Inc.	3,500	173,740
Era Group, Inc. (a)	6,200	71,548
Frank’s International NV (a) (d)	35,749	222,001
Helix Energy Solutions Group, Inc. (a)	102,865	813,662
Keane Group, Inc. (a)	48,749	530,877
Matrix Service Co. (a)	15,600	305,448
Oceaneering International, Inc. (a)	8,350	131,680
Profire Energy, Inc. (a)	21,600	38,664
TETRA Technologies, Inc. (a)	110,210	257,892
Thermon Group Holdings, Inc. (a)	12,179	298,507
US Silica Holdings, Inc. (d)	31,295	543,281

		3,573,646

		13,814,010

Financial — 37.0%
Banks — 15.9%
1st Source Corp.	1,800	80,838
ACNB Corp.	1,800	66,600
Atlantic Capital Bancshares, Inc. (a)	11,908	212,320
BancFirst Corp.	500	26,075
The Bancorp, Inc. (a)	44,500	359,560
BancorpSouth Bank	32,145	907,132
Bank of Commerce Holdings	5,000	52,750
Bank of Marin Bancorp	3,200	130,208
BankUnited, Inc.	25,123	839,108
Bankwell Financial Group, Inc.	3,900	113,802
Banner Corp.	15,100	817,967
BOK Financial Corp.	5,084	414,600

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C&F Financial Corp.	1,900	$96,140
Central Pacific Financial Corp.	10,800	311,472
Central Valley Community Bancorp	10,300	201,365
Century Bancorp, Inc. Class A	3,200	233,600
Chemical Financial Corp.	40,351	1,660,847
Chemung Financial Corp.	700	32,851
Citizens & Northern Corp.	800	20,032
Columbia Banking System, Inc.	21,772	711,727
East West Bancorp, Inc.	9,816	470,874
FB Financial Corp.	12,952	411,356
Financial Institutions, Inc.	3,800	103,284
First BanCorp	109,375	1,253,438
First Busey Corp.	7,000	170,800
First Commonwealth Financial Corp.	43,200	544,320
First Interstate BancSystem, Inc. Class A	51,745	2,060,486
First Merchants Corp.	2,300	84,755
First Midwest Bancorp, Inc.	74,175	1,517,620
The First of Long Island Corp.	5,900	129,387
Flagstar Bancorp, Inc.	8,800	289,696
Glacier Bancorp, Inc.	16,045	642,923
Great Southern Bancorp, Inc.	2,100	108,990
Hancock Whitney Corp.	54,085	2,185,034
Heritage Commerce Corp.	17,934	217,001
Heritage Financial Corp.	13,314	401,284
Home BancShares, Inc.	67,459	1,185,255
HomeStreet, Inc. (a)	3,100	81,685
Hope Bancorp, Inc.	29,331	383,649
Horizon Bancorp, Inc.	3,700	59,533
Howard Bancorp, Inc. (a)	14,343	212,420
IBERIABANK Corp.	26,945	1,932,226
Lakeland Financial Corp.	13,200	596,904
Live Oak Bancshares, Inc. (d)	10,906	159,337
National Bank Holdings Corp. Class A	19,671	654,257
Northrim BanCorp, Inc.	3,700	127,354
OFG Bancorp	38,600	763,894
Origin Bancorp, Inc.	8,638	294,124
Orrstown Financial Services, Inc.	1,400	26,026
Pacific City Financial Corp.	1,700	29,665
PCSB Financial Corp.	15,315	299,715
Pinnacle Financial Partners, Inc.	7,439	406,913
Ponce de Leon Federal Bank (a)	15,930	222,224
Popular, Inc.	19,430	1,012,886
Prosperity Bancshares, Inc.	9,647	666,222
Republic Bancorp, Inc. Class A	3,400	152,048
S&T Bancorp, Inc.	1,300	51,389
Shore Bancshares, Inc.	2,000	29,820
Simmons First National Corp. Class A	37,630	921,182
Sterling Bancorp, Inc.	20,421	207,069
SVB Financial Group (a)	893	198,567
Texas Capital Bancshares, Inc. (a)	7,495	409,152
Towne Bank	25,783	638,129
Two River Bancorp	6,700	106,195

	Number of Shares	Value
United Community Banks, Inc.	9,200	$229,356
Walker & Dunlop, Inc.	3,700	188,367
Washington Trust Bancorp, Inc.	2,400	115,560
Webster Financial Corp.	11,226	568,821
West Bancorporation, Inc.	11,100	229,548
Wintrust Financial Corp.	32,280	2,173,412

		33,213,146

Diversified Financial Services — 1.8%
Blucora, Inc. (a)	3,100	103,478
Boston Private Financial Holdings, Inc.	18,000	197,280
Cboe Global Markets, Inc.	1,885	179,904
Cowen, Inc. (a)	59,125	856,721
Federal Agricultural Mortgage Corp. Class C	7,800	564,954
Houlihan Lokey, Inc.	9,094	416,960
INTL. FCStone, Inc. (a)	5,600	217,056
Marlin Business Services Corp.	1,400	30,100
Nelnet, Inc. Class A	1,300	71,591
PennyMac Financial Services, Inc.	35,531	790,209
Regional Management Corp. (a)	6,100	148,962
Virtus Investment Partners, Inc.	2,992	291,870

		3,869,085

Insurance — 5.1%
American Equity Investment Life Holding Co.	18,200	491,764
Argo Group International Holdings Ltd.	28,429	2,008,793
Assured Guaranty Ltd.	15,662	695,863
Employers Holdings, Inc.	9,360	375,430
Essent Group Ltd. (a)	5,900	256,355
Fednat Holding Co.	2,100	33,684
FGL Holdings	100,750	792,902
Heritage Insurance Holdings, Inc.	56,785	829,061
Independence Holding Co.	3,000	105,750
Investors Title Co.	300	47,370
MGIC Investment Corp. (a)	55,350	730,066
ProAssurance Corp.	12,760	441,624
Radian Group, Inc.	106,005	2,198,544
Safety Insurance Group, Inc.	4,142	360,934
State Auto Financial Corp.	13,357	439,712
Third Point Reinsurance Ltd. (a)	7,700	79,926
Tiptree, Inc.	6,400	40,512
Universal Insurance Holdings, Inc.	22,700	703,700

		10,631,990

Investment Companies — 0.1%
BrightSphere Investment Group PLC	19,500	264,420

Real Estate — 0.3%
McGrath RentCorp	9,316	527,006
The RMR Group, Inc. Class A	700	42,686

		569,692

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 12.1%
Acadia Realty Trust	12,918	$352,274
AG Mortgage Investment Trust, Inc.	11,900	200,396
American Assets Trust, Inc.	37,225	1,707,138
American Campus Communities, Inc.	10,831	515,339
Anworth Mortgage Asset Corp.	65,700	265,428
Apollo Commercial Real Estate Finance, Inc.	2,100	38,220
Ares Commercial Real Estate Corp.	5,900	89,621
ARMOUR Residential REIT, Inc.	14,800	289,044
Blackstone Mortgage Trust, Inc. Class A	7,300	252,288
Braemar Hotels & Resorts, Inc.	13,500	164,835
BRT Apartments Corp.	11,800	163,784
Cedar Realty Trust, Inc.	105,618	359,101
Chesapeake Lodging Trust	46,360	1,289,272
Chimera Investment Corp.	1,900	35,606
CoreCivic, Inc.	15,400	299,530
CorEnergy Infrastructure Trust, Inc. (d)	3,000	110,250
Cousins Properties, Inc.	119,030	1,149,830
DiamondRock Hospitality Co.	25,100	271,833
Douglas Emmett, Inc.	10,321	417,175
Easterly Government Properties, Inc.	61,625	1,109,866
EastGroup Properties, Inc.	12,926	1,443,059
EPR Properties	5,500	422,950
The GEO Group, Inc.	20,800	399,360
Getty Realty Corp.	12,600	403,578
Healthcare Realty Trust, Inc.	56,360	1,809,720
Invesco Mortgage Capital, Inc.	98,495	1,556,221
iStar, Inc.	6,800	57,256
JBG SMITH Properties	15,891	657,093
Kilroy Realty Corp.	6,238	473,838
Lexington Realty Trust	87,050	788,673
Life Storage, Inc.	3,900	379,353
MFA Financial, Inc.	9,800	71,246
National Health Investors, Inc.	4,500	353,475
NexPoint Residential Trust, Inc.	1,000	38,340
Outfront Media, Inc.	17,800	416,520
PennyMac Mortgage Investment Trust	1,800	37,278
Piedmont Office Realty Trust, Inc. Class A	17,700	369,045
PotlatchDeltic Corp.	12,421	469,390
PS Business Parks, Inc.	7,268	1,139,840
QTS Realty Trust, Inc. Class A	4,772	214,692
Rexford Industrial Realty, Inc.	4,300	153,983
Saul Centers, Inc.	9,000	462,330
Sunstone Hotel Investors, Inc.	42,100	606,240
Terreno Realty Corp.	25,720	1,081,269
Tier REIT, Inc.	38,680	1,108,569
Urstadt Biddle Properties, Inc. Class A	3,000	61,920
Washington Real Estate Investment Trust	16,124	457,599

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	33,200	$727,412

		25,241,079

Savings & Loans — 1.7%
Dime Community Bancshares, Inc.	15,900	297,807
First Defiance Financial Corp.	9,700	278,778
First Financial Northwest, Inc.	8,300	130,725
FS Bancorp, Inc.	3,000	151,440
Hingham Institution for Savings	850	146,209
Home Bancorp Inc.	1,900	63,175
Meridian Bancorp, Inc.	28,263	443,446
Oritani Financial Corp.	2,300	38,249
Riverview Bancorp, Inc.	18,000	131,580
United Financial Bancorp, Inc.	19,971	286,584
WSFS Financial Corp.	38,508	1,486,409

		3,454,402

		77,243,814

Industrial — 13.4%
Aerospace & Defense — 1.1%
Moog, Inc. Class A	10,625	923,844
MSA Safety, Inc.	3,991	412,669
National Presto Industries, Inc.	1,800	195,390
Triumph Group, Inc.	41,287	786,930

		2,318,833

Building Materials — 1.0%
Louisiana-Pacific Corp.	27,000	658,260
SPX Corp. (a)	24,385	848,354
Universal Forest Products, Inc.	16,927	505,948

		2,012,562

Electrical Components & Equipment — 1.2%
Belden, Inc.	23,502	1,262,058
Littelfuse, Inc.	6,582	1,201,083

		2,463,141

Electronics — 2.9%
Atkore International Group, Inc. (a)	9,300	200,229
Bel Fuse, Inc. Class B	4,700	118,816
Brady Corp. Class A	8,137	377,638
Comtech Telecommunications Corp.	19,100	443,502
Control4 Corp. (a)	10,800	182,844
Fluidigm Corp. (a)	6,300	83,727
KEMET Corp.	34,100	578,677
Knowles Corp. (a)	35,373	623,626
Mesa Laboratories, Inc.	1,957	451,088
Stoneridge, Inc. (a)	18,200	525,252
SYNNEX Corp.	11,400	1,087,446
Tech Data Corp. (a)	400	40,964
Transcat, Inc. (a)	1,300	29,874
TTM Technologies, Inc. (a)	90,505	1,061,624
Turtle Beach Corp. (a) (d)	10,500	119,280
ZAGG, Inc. (a)	7,000	63,490

		5,988,077

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.4%
Aegion Corp. (a)	29,486	$518,069
Great Lakes Dredge & Dock Corp. (a)	47,200	420,552

		938,621

Environmental Controls — 0.5%
Casella Waste Systems, Inc. Class A (a)	11,775	418,719
Heritage-Crystal Clean, Inc. (a)	5,100	139,995
Stericycle, Inc. (a)	10,416	566,839

		1,125,553

Hand & Machine Tools — 0.3%
Colfax Corp. (a)	20,975	622,538

Machinery – Construction & Mining — 0.4%
Hyster-Yale Materials Handling, Inc.	11,910	742,708

Machinery – Diversified — 0.1%
Cactus, Inc. Class A (a)	4,401	156,676

Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc.	3,200	82,464
CIRCOR International, Inc. (a)	15,391	501,747
LB Foster Co. Class A (a)	7,400	139,268
RBC Bearings, Inc. (a)	2,637	335,347
Rexnord Corp. (a)	54,630	1,373,398
Sun Hydraulics Corp.	11,358	528,261
TriMas Corp. (a)	3,600	108,828

		3,069,313

Miscellaneous – Manufacturing — 1.4%
ESCO Technologies, Inc.	9,760	654,213
Fabrinet (a)	16,600	869,176
Harsco Corp. (a)	20,500	413,280
Hillenbrand, Inc.	5,771	239,669
Lydall, Inc. (a)	1,604	37,630
Myers Industries, Inc.	39,948	683,510
Sturm, Ruger & Co., Inc.	1,900	100,738
Tredegar Corp.	2,200	35,508

		3,033,724

Packaging & Containers — 0.3%
Berry Global Group, Inc. (a)	12,800	689,536

Transportation — 2.2%
ArcBest Corp.	11,600	357,164
Atlas Air Worldwide Holdings, Inc. (a)	12,205	617,085
Covenant Transportation Group, Inc. Class A (a)	5,000	94,900
Genesee & Wyoming, Inc. Class A (a)	7,133	621,569
Golar LNG Ltd.	29,370	619,413
International Seaways, Inc. (a)	20,270	347,428
Kirby Corp. (a)	4,280	321,471
Landstar System, Inc.	8,913	974,993
SEACOR Holdings, Inc. (a)	10,300	435,484
Universal Logistics Holdings, Inc.	11,378	223,919

	Number of Shares	Value
USA Truck, Inc. (a)	6,500	$93,860

		4,707,286

Trucking & Leasing — 0.1%
General Finance Corp. (a)	12,800	119,424

		27,987,992

Technology — 5.4%
Computers — 2.7%
CACI International, Inc. Class A (a)	750	136,515
Conduent, Inc. (a)	37,833	523,230
Cray, Inc. (a)	3,394	88,414
Cubic Corp.	11,338	637,649
Insight Enterprises, Inc. (a)	21,240	1,169,474
Presidio, Inc.	77,270	1,143,596
Unisys Corp. (a) (d)	26,500	309,255
WNS Holdings Ltd. ADR (a)	29,525	1,572,797

		5,580,930

Semiconductors — 1.7%
Cabot Microelectronics Corp.	5,593	626,192
Cirrus Logic, Inc. (a)	6,700	281,869
Cree, Inc. (a)	7,670	438,877
Cypress Semiconductor Corp.	11,936	178,085
Diodes, Inc. (a)	2,100	72,870
Entegris, Inc.	7,646	272,886
MaxLinear, Inc. (a)	17,965	458,647
Nanometrics, Inc. (a)	8,400	259,392
Rudolph Technologies, Inc. (a)	8,520	194,256
Synaptics, Inc. (a)	1,300	51,675
Xperi Corp.	28,600	669,240

		3,503,989

Software — 1.0%
Ceridian HCM Holding, Inc. (a)	10,230	524,799
Cision Ltd. (a)	35,364	486,962
The Descartes Systems Group, Inc. (a)	2,017	73,378
Glu Mobile, Inc. (a)	12,300	134,562
Nuance Communications, Inc. (a)	36,150	612,020
Progress Software Corp.	800	35,496
RealPage, Inc. (a)	5,753	349,150

		2,216,367

		11,301,286

Utilities — 6.4%
Electric — 3.5%
ALLETE, Inc.	17,555	1,443,548
Black Hills Corp.	3,000	222,210
El Paso Electric Co.	29,005	1,706,074
Hawaiian Electric Industries, Inc.	2,000	81,540
IDACORP, Inc.	900	89,586
MGE Energy, Inc.	4,654	316,332
NorthWestern Corp.	11,085	780,495
Ormat Technologies, Inc.	6,300	347,445

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PNM Resources, Inc.	27,254	$1,290,204
Portland General Electric Co.	20,749	1,075,628

		7,353,062

Gas — 2.7%
Atmos Energy Corp.	4,154	427,571
Chesapeake Utilities Corp.	10,788	983,973
ONE Gas, Inc.	12,334	1,098,096
RGC Resources, Inc.	3,568	94,588
Southwest Gas Holdings, Inc.	6,218	511,493
Spire, Inc.	30,195	2,484,746

		5,600,467

Water — 0.2%
California Water Service Group	9,395	509,961

		13,463,490

TOTAL COMMON STOCK (Cost $191,501,487)		203,101,411

TOTAL EQUITIES (Cost $191,501,487)		203,101,411

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
iShares Russell 2000 Value Index Fund (d)	6,325	758,368
State Street Navigator Securities Lending Prime Portfolio (e)	4,293,406	4,293,406

		5,051,774

TOTAL MUTUAL FUNDS (Cost $5,063,129)		5,051,774

TOTAL LONG-TERM INVESTMENTS (Cost $196,564,616)		208,153,185

SHORT-TERM INVESTMENTS — 2.9%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,551	1,551

	Principal Amount	Value
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$5,860,834	$5,860,834

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 9/12/19 (g)	120,000	118,706

TOTAL SHORT-TERM INVESTMENTS (Cost $5,981,029)		5,981,091

TOTAL INVESTMENTS — 102.5% (Cost $202,545,645) (h)		214,134,276

Other Assets/(Liabilities) — (2.5)%		(5,277,840)

NET ASSETS — 100.0%		$208,856,436

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $4,194,195 or 2.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $5,861,445. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $5,984,705.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/21/19	21	$1,608,600	$12,390

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 5.1%
Chemicals — 2.9%
Ashland Global Holdings, Inc.	17,327	$1,353,759
Cabot Corp.	16,320	679,402
The Chemours Co.	46,152	1,715,008
Ingevity Corp. (a)	11,510	1,215,571
Minerals Technologies, Inc.	9,672	568,617
NewMarket Corp.	2,406	1,043,145
Olin Corp.	45,271	1,047,571
PolyOne Corp.	21,572	632,275
RPM International, Inc.	36,327	2,108,419
Sensient Technologies Corp.	11,671	791,177
Valvoline, Inc.	51,806	961,519
Versum Materials, Inc.	29,990	1,508,797

		13,625,260

Forest Products & Paper — 0.2%
Domtar Corp.	17,324	860,137

Iron & Steel — 1.5%
Allegheny Technologies, Inc. (a)	34,606	884,875
Carpenter Technology Corp.	13,135	602,240
Commercial Metals Co.	32,522	555,476
Reliance Steel & Aluminum Co.	18,515	1,671,164
Steel Dynamics, Inc.	63,347	2,234,248
United States Steel Corp.	47,902	933,610

		6,881,613

Mining — 0.5%
Compass Minerals International, Inc.	9,341	507,870
Royal Gold, Inc.	18,117	1,647,379

		2,155,249

		23,522,259

Communications — 3.7%
Internet — 0.3%
Cars.com, Inc. (a)	17,036	388,421
Yelp, Inc. (a)	20,805	717,772

		1,106,193

Media — 1.9%
AMC Networks, Inc. Class A (a)	12,266	696,218
Cable One, Inc.	1,366	1,340,565
FactSet Research Systems, Inc.	10,482	2,602,366
John Wiley & Sons, Inc. Class A	12,398	548,240
Meredith Corp. (b)	11,059	611,120
The New York Times Co. Class A	39,244	1,289,166
TEGNA, Inc.	59,498	838,922
World Wrestling Entertainment, Inc. Class A	12,094	1,049,517

		8,976,114

	Number of Shares	Value
Telecommunications — 1.5%
ARRIS International PLC (a)	45,124	$1,426,370
Ciena Corp. (a)	39,726	1,483,369
InterDigital, Inc.	9,002	593,952
LogMeIn, Inc.	13,949	1,117,315
Plantronics, Inc.	9,077	418,540
Telephone & Data Systems, Inc.	25,686	789,331
ViaSat, Inc. (a)	15,697	1,216,517

		7,045,394

		17,127,701

Consumer, Cyclical — 13.0%
Airlines — 0.3%
JetBlue Airways Corp. (a)	84,920	1,389,291

Apparel — 0.8%
Carter’s, Inc.	12,582	1,268,140
Deckers Outdoor Corp. (a)	8,046	1,182,681
Skechers U.S.A., Inc. Class A (a)	36,805	1,237,016

		3,687,837

Auto Parts & Equipment — 0.7%
Adient PLC	23,872	309,381
Dana, Inc.	39,384	698,672
Delphi Technologies PLC	24,627	474,316
The Goodyear Tire & Rubber Co.	63,783	1,157,662
Visteon Corp. (a)	7,886	531,122

		3,171,153

Distribution & Wholesale — 0.7%
Pool Corp.	10,896	1,797,513
Watsco, Inc.	8,872	1,270,559

		3,068,072

Entertainment — 1.8%
Churchill Downs, Inc.	9,855	889,512
Cinemark Holdings, Inc.	29,561	1,182,144
Eldorado Resorts, Inc. (a)	17,876	834,630
International Speedway Corp. Class A	6,636	289,529
Live Nation Entertainment, Inc. (a)	38,216	2,428,245
Marriott Vacations Worldwide Corp.	10,881	1,017,374
Penn National Gaming, Inc. (a)	29,299	588,910
Scientific Games Corp. Class A (a)	15,247	311,344
Six Flags Entertainment Corp.	19,604	967,457

		8,509,145

Home Builders — 1.3%
KB Home	23,579	569,904
NVR, Inc. (a)	938	2,595,446
Thor Industries, Inc.	14,457	901,683
Toll Brothers, Inc.	36,964	1,338,097
TRI Pointe Group, Inc. (a)	39,162	495,008

		5,900,138

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	12,619	$727,738

Housewares — 0.7%
The Scotts Miracle-Gro Co.	10,828	850,864
The Toro Co.	29,247	2,013,364
Tupperware Brands Corp.	13,600	347,888

		3,212,116

Leisure Time — 0.5%
Brunswick Corp.	24,107	1,213,305
Polaris Industries, Inc.	15,830	1,336,527

		2,549,832

Lodging — 0.9%
Boyd Gaming Corp.	22,234	608,322
Caesars Entertainment Corp. (a)	160,928	1,398,465
Wyndham Destinations, Inc.	26,090	1,056,384
Wyndham Hotels & Resorts, Inc.	27,018	1,350,630

		4,413,801

Office Furnishings — 0.2%
Herman Miller, Inc.	16,166	568,720
HNI Corp.	12,100	439,109

		1,007,829

Retail — 4.9%
American Eagle Outfitters, Inc.	46,115	1,022,370
AutoNation, Inc. (a)	15,755	562,769
Bed Bath & Beyond, Inc. (b)	37,525	637,550
Brinker International, Inc.	10,308	457,469
Casey’s General Stores, Inc.	10,082	1,298,259
The Cheesecake Factory, Inc.	11,579	566,445
Cracker Barrel Old Country Store, Inc.	6,648	1,074,383
Dick’s Sporting Goods, Inc.	20,367	749,709
Dillard’s, Inc. Class A (b)	5,033	362,477
Domino’s Pizza, Inc.	11,328	2,923,757
Dunkin’ Brands Group, Inc.	22,784	1,711,078
Five Below, Inc. (a)	15,352	1,907,486
Jack in the Box, Inc.	7,086	574,391
The Michaels Cos., Inc. (a)	24,827	283,524
MSC Industrial Direct Co., Inc. Class A	12,532	1,036,522
Nu Skin Enterprises, Inc. Class A	15,300	732,258
Ollie’s Bargain Outlet Holdings, Inc. (a)	14,178	1,209,809
Papa John’s International, Inc. (b)	6,320	334,644
Sally Beauty Holdings, Inc. (a)	33,067	608,763
Signet Jewelers Ltd.	14,295	388,252
Texas Roadhouse, Inc.	18,293	1,137,642
Urban Outfitters, Inc. (a)	20,663	612,451
The Wendy’s Co.	50,069	895,734
Williams-Sonoma, Inc. (b)	22,190	1,248,631

	Number of Shares	Value
World Fuel Services Corp.	18,359	$530,392

		22,866,765

		60,503,717

Consumer, Non-cyclical — 15.9%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	2,405	708,826

Biotechnology — 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	5,564	1,700,803
Exelixis, Inc. (a)	82,600	1,965,880
Ligand Pharmaceuticals, Inc. (a)	5,660	711,519
United Therapeutics Corp. (a)	12,046	1,413,839

		5,792,041

Commercial Services — 4.6%
Aaron’s, Inc.	18,621	979,465
Adtalem Global Education, Inc. (a)	15,928	737,785
ASGN, Inc. (a)	14,625	928,541
Avis Budget Group, Inc. (a)	17,424	607,401
The Brink’s Co.	13,727	1,035,153
CoreLogic, Inc. (a)	22,183	826,538
Graham Holdings Co. Class B	1,203	821,865
Green Dot Corp. Class A (a)	13,184	799,610
Healthcare Services Group, Inc.	20,242	667,784
HealthEquity, Inc. (a)	14,896	1,102,006
Insperity, Inc.	10,292	1,272,709
Liveramp Holdings, Inc. (a)	18,770	1,024,279
ManpowerGroup, Inc.	16,679	1,379,186
MarketAxess Holdings, Inc.	10,380	2,554,310
Sabre Corp.	76,253	1,631,052
Service Corp. International	49,895	2,003,284
Sotheby’s (a)	9,081	342,808
Weight Watchers International, Inc. (a)	10,632	214,235
WEX, Inc. (a)	11,859	2,276,809

		21,204,820

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	14,986	657,736

Foods — 1.9%
Flowers Foods, Inc.	50,778	1,082,587
The Hain Celestial Group, Inc. (a)	24,609	568,960
Ingredion, Inc.	18,346	1,737,183
Lancaster Colony Corp.	5,376	842,366
Post Holdings, Inc. (a)	18,405	2,013,507
Sanderson Farms, Inc.	5,392	710,881
Sprouts Farmers Market, Inc. (a)	34,356	740,028
Tootsie Roll Industries, Inc. (b)	5,243	195,238
TreeHouse Foods, Inc. (a)	15,406	994,457

		8,885,207

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.6%
Avanos Medical, Inc. (a)	13,086	$558,511
Bio-Techne Corp.	10,449	2,074,649
Cantel Medical Corp.	9,979	667,495
Globus Medical, Inc. Class A (a)	20,991	1,037,165
Haemonetics Corp. (a)	14,096	1,233,118
Hill-Rom Holdings, Inc.	18,416	1,949,518
ICU Medical, Inc. (a)	4,559	1,091,105
Inogen, Inc. (a)	4,976	474,561
Integra LifeSciences Holdings Corp. (a)	19,556	1,089,660
LivaNova PLC (a)	13,502	1,313,070
Masimo Corp. (a)	13,459	1,861,111
NuVasive, Inc. (a)	14,141	803,067
Patterson Cos., Inc.	22,761	497,328
West Pharmaceutical Services, Inc.	20,441	2,252,598

		16,902,956

Health Care – Services — 2.8%
Acadia Healthcare Co., Inc. (a)	24,277	711,559
Amedisys, Inc. (a)	8,008	987,066
Catalent, Inc. (a)	40,226	1,632,773
Charles River Laboratories International, Inc. (a)	13,332	1,936,473
Chemed Corp.	4,421	1,415,029
Encompass Health Corp.	27,254	1,591,634
MEDNAX, Inc. (a)	24,236	658,492
Molina Healthcare, Inc. (a)	17,230	2,445,971
Syneos Health, Inc. (a)	16,913	875,417
Tenet Healthcare Corp. (a)	22,897	660,350

		12,914,764

Healthcare-Products — 0.6%
Steris PLC (a)	23,343	2,988,604

Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	7,051	817,634

Pharmaceuticals — 0.6%
Mallinckrodt PLC (a)	23,336	507,325
PRA Health Sciences, Inc. (a)	16,284	1,795,962
Prestige Consumer Healthcare, Inc. (a)	14,226	425,500

		2,728,787

		73,601,375

Energy — 4.2%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	20,743	1,096,060

Oil & Gas — 3.1%
Callon Petroleum Co. (a)	62,661	473,091
Chesapeake Energy Corp. (a) (b)	288,048	892,949
CNX Resources Corp. (a)	55,238	594,913
Ensco PLC Class A	119,717	470,488
EQT Corp.	70,397	1,460,034

	Number of Shares	Value
Matador Resources Co. (a)	28,582	$552,490
Murphy Oil Corp.	45,181	1,323,803
Murphy USA, Inc. (a)	8,258	707,050
Oasis Petroleum, Inc. (a)	76,545	462,332
Patterson-UTI Energy, Inc.	58,660	822,413
PBF Energy, Inc. Class A	33,000	1,027,620
QEP Resources, Inc. (a)	64,811	504,878
Range Resources Corp. (b)	57,017	640,871
Rowan Cos. PLC Class A (a)	35,073	378,438
SM Energy Co.	28,405	496,803
Southwestern Energy Co. (a)	150,671	706,647
Transocean Ltd. (a)	139,250	1,212,867
WPX Energy, Inc. (a)	108,956	1,428,413

		14,156,100

Oil & Gas Services — 0.6%
Apergy Corp. (a)	21,324	875,563
Core Laboratories NV	12,157	837,982
McDermott International, Inc. (a)	49,342	367,105
NOW, Inc. (a) (b)	29,490	411,680
Oceaneering International, Inc. (a)	27,044	426,484

		2,918,814

Pipelines — 0.3%
Equitrans Midstream Corp. (a)	56,045	1,220,660

		19,391,634

Financial — 24.9%
Banks — 6.9%
Associated Banc-Corp.	45,344	968,094
BancorpSouth Bank	25,183	710,664
Bank of Hawaii Corp.	11,355	895,569
Bank OZK	33,281	964,483
Cathay General Bancorp	20,937	709,974
Chemical Financial Corp.	19,626	807,806
Commerce Bancshares, Inc.	27,177	1,577,897
Cullen/Frost Bankers, Inc.	17,397	1,688,727
East West Bancorp, Inc.	39,906	1,914,291
F.N.B. Corp.	89,041	943,835
First Financial Bankshares, Inc.	18,712	1,081,179
First Horizon National Corp.	87,992	1,230,128
Fulton Financial Corp.	47,072	728,675
Hancock Whitney Corp.	23,612	953,925
Home BancShares, Inc.	43,034	756,107
International Bancshares Corp.	14,980	569,689
PacWest Bancorp	33,366	1,254,895
Pinnacle Financial Partners, Inc.	20,178	1,103,737
Prosperity Bancshares, Inc.	18,283	1,262,624
Signature Bank	15,214	1,948,457
Synovus Financial Corp.	44,013	1,512,287
TCF Financial Corp.	45,326	937,795
Texas Capital Bancshares, Inc. (a)	13,824	754,652
Trustmark Corp.	18,060	607,358
UMB Financial Corp.	12,202	781,416

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Umpqua Holdings Corp.	60,823	$1,003,579
United Bankshares, Inc.	28,106	1,018,561
Valley National Bancorp	91,346	875,095
Webster Financial Corp.	25,392	1,286,613
Wintrust Financial Corp.	15,599	1,050,281

		31,898,393

Diversified Financial Services — 2.6%
Deluxe Corp.	12,106	529,274
Eaton Vance Corp.	31,823	1,282,785
Evercore, Inc. Class A	11,351	1,032,941
Federated Investors, Inc. Class B	26,347	772,230
Interactive Brokers Group, Inc. Class A	20,794	1,078,793
Janus Henderson Group PLC	45,580	1,138,588
Legg Mason, Inc.	23,524	643,852
LendingTree, Inc. (a) (b)	2,046	719,292
Navient Corp.	60,294	697,602
SEI Investments Co.	35,624	1,861,354
SLM Corp.	120,813	1,197,257
Stifel Financial Corp.	19,951	1,052,615

		12,006,583

Insurance — 4.6%
Alleghany Corp. (a)	3,986	2,441,026
American Financial Group, Inc.	19,513	1,877,346
Brown & Brown, Inc.	63,875	1,884,951
CNO Financial Group, Inc.	44,481	719,703
First American Financial Corp.	30,814	1,586,921
Genworth Financial, Inc. Class A (a)	137,247	525,656
The Hanover Insurance Group, Inc.	11,179	1,276,306
Kemper Corp.	16,747	1,275,117
Mercury General Corp.	7,464	373,723
Old Republic International Corp.	78,307	1,638,182
Primerica, Inc.	11,755	1,435,873
Reinsurance Group of America, Inc.	17,335	2,461,223
RenaissanceRe Holdings Ltd.	11,638	1,670,053
W.R. Berkley Corp.	26,661	2,258,720

		21,424,800

Real Estate — 0.6%
Alexander & Baldwin, Inc.	18,969	482,571
Jones Lang LaSalle, Inc.	12,556	1,935,884
Realogy Holdings Corp. (b)	31,424	358,234

		2,776,689

Real Estate Investment Trusts (REITS) — 9.5%
American Campus Communities, Inc.	37,820	1,799,476
Brixmor Property Group, Inc.	82,735	1,519,842
Camden Property Trust	26,588	2,698,682
CoreCivic, Inc.	32,518	632,475
CoreSite Realty Corp.	10,110	1,081,972
Corporate Office Properties Trust	30,472	831,886
Cousins Properties, Inc.	115,578	1,116,483
CyrusOne, Inc.	29,897	1,567,799

	Number of Shares	Value
Douglas Emmett, Inc.	44,511	$1,799,135
EPR Properties	20,684	1,590,600
First Industrial Realty Trust, Inc.	34,846	1,232,155
The GEO Group, Inc.	32,983	633,274
Healthcare Realty Trust, Inc.	34,728	1,115,116
Highwoods Properties, Inc.	28,694	1,342,305
Hospitality Properties Trust	45,550	1,198,420
JBG SMITH Properties	30,366	1,255,634
Kilroy Realty Corp.	27,925	2,121,183
Lamar Advertising Co. Class A	23,486	1,861,500
Liberty Property Trust	40,769	1,974,035
Life Storage, Inc.	12,856	1,250,503
Mack-Cali Realty Corp.	24,727	548,939
Medical Properties Trust, Inc.	104,981	1,943,198
National Retail Properties, Inc.	44,502	2,464,966
Omega Healthcare Investors, Inc.	56,335	2,149,180
Pebblebrook Hotel Trust	36,073	1,120,427
PotlatchDeltic Corp.	18,818	711,132
Rayonier, Inc.	35,868	1,130,559
Sabra Health Care REIT, Inc.	49,212	958,158
Senior Housing Properties Trust	65,605	772,827
Tanger Factory Outlet Centers, Inc. (b)	25,890	543,172
Taubman Centers, Inc.	16,979	897,850
Uniti Group, Inc. (b)	49,422	553,032
Urban Edge Properties	31,427	597,113
Weingarten Realty Investors	33,018	969,739

		43,982,767

Savings & Loans — 0.7%
New York Community Bancorp, Inc.	129,170	1,494,497
Sterling Bancorp	58,872	1,096,786
Washington Federal, Inc.	22,326	644,998

		3,236,281

		115,325,513

Industrial — 18.9%
Aerospace & Defense — 0.7%
MSA Safety, Inc.	9,621	994,812
Teledyne Technologies, Inc. (a)	10,020	2,374,840

		3,369,652

Building Materials — 1.5%
Eagle Materials, Inc.	12,694	1,070,104
Lennox International, Inc.	9,891	2,615,181
Louisiana-Pacific Corp.	37,435	912,665
MDU Resources Group, Inc.	54,128	1,398,126
Trex Co., Inc. (a)	16,304	1,003,022

		6,999,098

Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	11,052	1,326,351
Belden, Inc.	10,906	585,652
Energizer Holdings, Inc.	17,580	789,869

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EnerSys	11,907	$775,860
Hubbell, Inc.	15,038	1,774,183
Littelfuse, Inc.	6,830	1,246,339
Universal Display Corp. (b)	11,671	1,783,912

		8,282,166

Electronics — 3.6%
Arrow Electronics, Inc. (a)	23,430	1,805,516
Avnet, Inc.	29,980	1,300,233
Coherent, Inc. (a)	6,684	947,257
Gentex Corp.	71,512	1,478,868
Jabil, Inc.	38,887	1,034,005
National Instruments Corp.	31,145	1,381,592
nVent Electric PLC	44,465	1,199,666
Resideo Technologies, Inc. (a)	34,063	657,075
SYNNEX Corp.	11,424	1,089,735
Tech Data Corp. (a)	10,305	1,055,335
Trimble, Inc. (a)	69,346	2,801,578
Vishay Intertechnology, Inc.	36,311	670,664
Woodward, Inc.	15,356	1,457,131

		16,878,655

Engineering & Construction — 1.1%
AECOM (a)	43,178	1,281,091
Dycom Industries, Inc. (a)	8,692	399,310
EMCOR Group, Inc.	15,495	1,132,375
Granite Construction, Inc.	12,954	558,965
KBR, Inc.	39,009	744,682
MasTec, Inc. (a)	17,048	820,009

		4,936,432

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	14,091	1,007,929
Stericycle, Inc. (a)	23,440	1,275,605

		2,283,534

Hand & Machine Tools — 0.9%
Colfax Corp. (a)	26,359	782,335
Kennametal, Inc.	22,547	828,602
Lincoln Electric Holdings, Inc.	17,472	1,465,377
Regal Beloit Corp.	11,814	967,212

		4,043,526

Machinery – Diversified — 0.3%
Curtiss-Wright Corp.	11,791	1,336,392

Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	19,372	1,455,418
Terex Corp.	17,180	551,994

		2,007,412

Machinery – Diversified — 2.4%
AGCO Corp.	17,760	1,235,208
Cognex Corp.	47,198	2,400,490
Graco, Inc.	45,588	2,257,518
IDEX Corp.	20,916	3,173,794

	Number of Shares	Value
Nordson Corp.	14,243	$1,887,482

		10,954,492

Metal Fabricate & Hardware — 0.4%
The Timken Co.	18,762	818,398
Valmont Industries, Inc.	6,036	785,284
Worthington Industries, Inc.	10,718	399,996

		2,003,678

Miscellaneous – Manufacturing — 1.9%
AptarGroup, Inc.	17,344	1,845,228
Carlisle Cos., Inc.	15,797	1,937,028
Crane Co.	13,958	1,181,126
Donaldson Co., Inc.	35,362	1,770,222
ITT, Inc.	24,083	1,396,814
Trinity Industries, Inc.	36,800	799,664

		8,930,082

Packaging & Containers — 1.0%
Bemis Co., Inc.	25,069	1,390,828
Greif, Inc. Class A	7,159	295,309
Owens-Illinois, Inc.	42,458	805,853
Silgan Holdings, Inc.	21,279	630,497
Sonoco Products Co.	27,555	1,695,459

		4,817,946

Transportation — 2.2%
Genesee & Wyoming, Inc. Class A (a)	15,569	1,356,683
Kirby Corp. (a)	14,839	1,114,557
Knight-Swift Transportation Holdings, Inc.	34,261	1,119,650
Landstar System, Inc.	11,078	1,211,822
Old Dominion Freight Line, Inc.	17,937	2,589,923
Ryder System, Inc.	14,619	906,232
Werner Enterprises, Inc.	11,967	408,673
XPO Logistics, Inc. (a)	30,182	1,621,981

		10,329,521

Trucking & Leasing — 0.2%
GATX Corp.	10,134	773,933

		87,946,519

Technology — 9.8%
Computers — 2.1%
CACI International, Inc. Class A (a)	6,848	1,246,473
Leidos Holdings, Inc.	40,347	2,585,839
Lumentum Holdings, Inc. (a)	21,031	1,189,093
MAXIMUS, Inc.	17,681	1,254,998
NCR Corp. (a)	32,584	889,217
NetScout Systems, Inc. (a)	19,331	542,621
Perspecta, Inc.	38,668	781,867
Science Applications International Corp.	14,045	1,080,763

		9,570,871

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.7%
Pitney Bowes, Inc.	51,249	$352,081
Zebra Technologies Corp. Class A (a)	14,861	3,113,825

		3,465,906

Semiconductors — 2.5%
Cirrus Logic, Inc. (a)	16,358	688,181
Cree, Inc. (a)	28,584	1,635,576
Cypress Semiconductor Corp.	100,176	1,494,626
Integrated Device Technology, Inc. (a)	35,702	1,749,041
MKS Instruments, Inc.	14,917	1,388,027
Monolithic Power Systems, Inc.	10,938	1,481,990
Silicon Laboratories, Inc. (a)	11,838	957,221
Synaptics, Inc. (a)	9,443	375,359
Teradyne, Inc.	47,997	1,912,200

		11,682,221

Software — 4.5%
ACI Worldwide, Inc. (a)	31,868	1,047,501
Allscripts Healthcare Solutions, Inc. (a)	47,939	457,338
Blackbaud, Inc.	13,427	1,070,535
CDK Global, Inc.	34,410	2,023,996
CommVault Systems, Inc. (a)	10,564	683,913
Covetrus, Inc. (a)	26,389	840,490
Fair Isaac Corp. (a)	8,016	2,177,386
j2 Global, Inc.	12,854	1,113,157
Manhattan Associates, Inc. (a)	17,833	982,777
Medidata Solutions, Inc. (a)	17,211	1,260,534
PTC, Inc. (a)	29,485	2,717,927
Teradata Corp. (a)	32,388	1,413,736
Tyler Technologies, Inc. (a)	10,573	2,161,121
The Ultimate Software Group, Inc. (a)	8,749	2,888,307

		20,838,718

		45,557,716

Utilities — 4.3%
Electric — 2.0%
ALLETE, Inc.	14,193	1,167,090
Black Hills Corp.	14,854	1,100,236
Hawaiian Electric Industries, Inc.	30,086	1,226,606
IDACORP, Inc.	13,862	1,379,824
NorthWestern Corp.	13,940	981,515
OGE Energy Corp.	55,087	2,375,351
PNM Resources, Inc.	22,065	1,044,557

		9,275,179

Gas — 1.9%
National Fuel Gas Co.	23,818	1,451,945
New Jersey Resources Corp.	24,512	1,220,453
ONE Gas, Inc.	14,474	1,288,620
Southwest Gas Holdings, Inc.	14,602	1,201,161
Spire, Inc.	14,079	1,158,561

	Number of Shares	Value
UGI Corp.	48,027	$2,661,656

		8,982,396

Water — 0.4%
Aqua America, Inc.	49,295	1,796,310

		20,053,885

TOTAL COMMON STOCK (Cost $421,214,340)		463,030,319

TOTAL EQUITIES (Cost $421,214,340)		463,030,319

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	7,860,423	7,860,423

TOTAL MUTUAL FUNDS (Cost $7,860,423)		7,860,423

TOTAL LONG-TERM INVESTMENTS (Cost $429,074,763)		470,890,742

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$6,098,344	6,098,344

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/18/19 (e)	905,000	898,589

TOTAL SHORT-TERM INVESTMENTS (Cost $6,996,652)		6,996,933

TOTAL INVESTMENTS — 103.0% (Cost $436,071,415) (f)		477,887,675

Other Assets/(Liabilities) — (3.0)%		(14,020,087)

NET ASSETS — 100.0%		$463,867,588

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $7,660,173 or 1.65% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,098,979. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $6,220,642.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	6/21/19	43	$8,083,011	$91,289

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 3.2%
Chemicals — 1.9%
AdvanSix, Inc. (a)	4,544	$129,822
AgroFresh Solutions, Inc. (a) (b)	4,861	16,236
American Vanguard Corp.	4,319	74,373
Balchem Corp.	4,813	446,646
Codexis, Inc. (a)	7,690	157,876
Ferro Corp. (a)	12,584	238,215
GCP Applied Technologies, Inc. (a)	10,771	318,822
H.B. Fuller Co.	7,579	368,643
Hawkins, Inc.	1,452	53,477
Ingevity Corp. (a)	6,376	673,369
Innophos Holdings, Inc.	2,890	87,105
Innospec, Inc.	3,625	302,144
Intrepid Potash, Inc. (a)	14,323	54,284
Koppers Holdings, Inc. (a)	3,063	79,577
Kraton Corp. (a)	4,691	150,956
Kronos Worldwide, Inc.	3,373	47,289
Landec Corp. (a)	3,719	45,669
Marrone Bio Innovations, Inc. (a)	7,629	11,672
Minerals Technologies, Inc.	5,302	311,705
Oil-Dri Corp. of America	753	23,448
OMNOVA Solutions, Inc. (a)	6,538	45,897
PolyOne Corp.	11,955	350,401
PQ Group Holdings, Inc. (a)	5,553	84,239
Quaker Chemical Corp.	1,956	391,845
Rayonier Advanced Materials, Inc.	7,535	102,175
Rogers Corp. (a)	2,755	437,714
Sensient Technologies Corp.	6,367	431,619
Stepan Co.	3,028	265,011
Tronox Holdings PLC Class A Class A (a)	14,165	186,270
Valhi, Inc.	3,443	7,953

		5,894,452

Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,385	46,460
Neenah, Inc.	2,521	162,252
P.H. Glatfelter Co.	6,478	91,469
Schweitzer-Mauduit International, Inc.	4,654	180,203
Verso Corp. Class A (a)	5,224	111,898

		592,282

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	47,543	130,743
Allegheny Technologies, Inc. (a)	18,814	481,074
Carpenter Technology Corp.	6,972	319,666
Cleveland-Cliffs, Inc. (b)	43,941	438,971
Commercial Metals Co.	17,375	296,765
Schnitzer Steel Industries, Inc. Class A	3,878	93,072

	Number of Shares	Value
Shiloh Industries, Inc. (a)	2,287	$12,579
Universal Stainless & Alloy (a)	1,251	20,729

		1,793,599

Mining — 0.5%
Century Aluminum Co. (a)	7,689	68,278
Coeur Mining, Inc. (a)	28,690	117,055
Compass Minerals International, Inc.	5,143	279,625
Covia Holdings Corp. (a) (b)	4,624	25,848
Energy Fuels, Inc. (a) (b)	12,783	42,567
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	7,709	30,296
Hecla Mining Co.	69,326	159,450
Kaiser Aluminum Corp.	2,426	254,075
Livent Corp. (a)	22,338	274,311
Materion Corp.	3,033	173,063
United States Lime & Minerals, Inc.	280	21,594
Uranium Energy Corp. (a) (b)	25,692	35,969

		1,482,131

		9,762,464

Communications — 6.5%
Advertising — 0.4%
Boston Omaha Corp. Class A (a) (b)	822	20,501
Clear Channel Outdoor Holdings, Inc. Class A (a)	5,896	31,543
Fluent, Inc. (a)	5,075	28,521
MDC Partners, Inc. Class A (a)	8,043	18,097
National CineMedia, Inc.	11,491	81,011
Quotient Technology, Inc. (a)	12,110	119,526
Telaria, Inc. (a)	6,714	42,567
The Trade Desk, Inc. Class A (a)	5,005	990,740

		1,332,506

Internet — 2.3%
1-800-Flowers.com, Inc. Class A (a)	4,003	72,975
Anaplan, Inc. (a)	2,693	105,996
Boingo Wireless, Inc. (a)	6,211	144,592
Cardlytics, Inc. (a) (b)	899	14,869
Cargurus, Inc. (a)	7,485	299,849
Cars.com, Inc. (a)	10,442	238,078
ChannelAdvisor Corp. (a)	3,916	47,697
Cogent Communications Holdings, Inc.	6,259	339,551
Endurance International Group Holdings, Inc. (a)	10,411	75,480
ePlus, Inc. (a)	2,021	178,939
Etsy, Inc. (a)	17,948	1,206,465
Groupon, Inc. (a)	66,469	235,965
HealthStream, Inc. (a)	3,868	108,536
Internap Corp. (a) (b)	3,580	17,757
Lands’ End, Inc. (a) (b)	1,587	26,360

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leaf Group Ltd. (a)	2,675	$21,453
Liberty Expedia Holdings, Inc. Class A (a)	8,149	348,777
Limelight Networks, Inc. (a)	16,248	52,481
Liquidity Services, Inc. (a)	4,284	33,030
Livexlive Media, Inc. (a)	4,338	23,338
The Meet Group, Inc. (a)	10,441	52,518
New Media Investment Group, Inc.	9,046	94,983
NIC, Inc.	9,734	166,354
Overstock.com, Inc. (a) (b)	3,437	57,123
Perficient, Inc. (a)	4,810	131,746
Q2 Holdings, Inc. (a)	5,605	388,202
QuinStreet, Inc. (a)	6,614	88,561
Roku, Inc. (a)	6,496	419,057
Shutterfly, Inc. (a)	5,054	205,395
Shutterstock, Inc.	2,858	133,269
Stamps.com, Inc. (a)	2,623	213,538
TechTarget, Inc. (a)	3,189	51,885
Travelzoo (a)	670	8,978
TrueCar, Inc. (a)	14,156	93,996
Tucows, Inc. Class A (a)	1,414	114,789
Upwork, Inc. (a) (b)	1,867	35,734
VirnetX Holding Corp. (a)	8,841	55,964
Yelp, Inc. (a)	12,160	419,520
Zix Corp. (a)	7,857	54,056
Zscaler, Inc. (a)	9,132	647,733

		7,025,589

Media — 1.7%
Beasley Broadcasting Group, Inc. Class A	1,216	4,840
Central European Media Enterprises Ltd. Class A (a)	12,877	51,251
The E.W. Scripps Co. Class A	6,759	141,939
Entercom Communications Corp. Class A	19,366	101,672
Entravision Communications Corp. Class A	9,431	30,556
Gannett Co., Inc.	17,137	180,624
Gray Television, Inc. (a)	11,934	254,910
Hemisphere Media Group, Inc. (a)	2,685	37,859
Houghton Mifflin Harcourt Co. (a)	15,660	113,848
Liberty Latin America Ltd. Class A (a)	6,601	127,663
Liberty Latin America Ltd. Class C (a)	17,045	331,525
Liberty Media Corp-Liberty Braves Class A (a)	1,463	40,876
Liberty Media Corp-Liberty Braves Class C (a)	5,392	149,736
Meredith Corp. (b)	5,909	326,531
MSG Networks, Inc. Class A (a)	8,827	191,987
The New York Times Co. Class A	19,740	648,459
Nexstar Media Group, Inc. Class A	6,727	729,005
Saga Communications, Inc. Class A	586	19,449

	Number of Shares	Value
Scholastic Corp.	4,302	$171,048
Sinclair Broadcast Group, Inc. Class A	10,121	389,456
TEGNA, Inc.	32,539	458,800
Tribune Publishing Co. (a)	2,593	30,572
Value Line, Inc.	118	2,913
WideOpenWest, Inc. (a)	4,398	40,022
World Wrestling Entertainment, Inc. Class A	6,463	560,859

		5,136,400

Telecommunications — 2.1%
8x8, Inc. (a)	14,058	283,972
A10 Networks, Inc. (a)	8,089	57,351
Acacia Communications, Inc. (a)	4,138	237,314
ADTRAN, Inc.	7,132	97,708
Aerohive Networks, Inc. (a)	5,331	24,149
ATN International, Inc.	1,587	89,491
CalAmp Corp. (a)	5,015	63,089
Calix, Inc. (a)	6,631	51,059
Casa Systems, Inc. (a)	3,831	31,797
Ciena Corp. (a)	21,520	803,557
Cincinnati Bell, Inc. (a)	6,837	65,225
Clearfield, Inc. (a)	1,764	25,931
Consolidated Communications Holdings, Inc. (b)	10,429	113,780
DASAN Zhone Solutions, Inc. (a)	822	8,787
Digi International, Inc. (a)	4,156	52,657
Extreme Networks, Inc. (a)	17,398	130,311
Finisar Corp. (a)	17,597	407,722
Frontier Communications Corp. (a) (b)	15,426	30,698
Fusion Connect, Inc. (a) (b)	2,917	3,821
Gogo, Inc. (a) (b)	8,688	39,009
GTT Communications, Inc. (a) (b)	6,419	222,739
Harmonic, Inc. (a)	12,970	70,297
HC2 Holdings, Inc. (a) (b)	6,268	15,357
Infinera Corp. (a)	22,514	97,711
Intelsat SA (a)	8,419	131,842
InterDigital, Inc.	5,057	333,661
Iridium Communications, Inc. (a)	14,377	380,128
KVH Industries, Inc. (a)	2,320	23,641
Loral Space & Communications, Inc. (a)	1,909	68,819
Maxar Technologies, Inc. (a) (b)	8,320	33,446
NeoPhotonics Corp. (a)	5,319	33,457
NETGEAR, Inc. (a)	4,720	156,326
NII Holdings, Inc. (a)	13,053	25,584
Ooma, Inc. (a)	2,787	36,900
ORBCOMM, Inc. (a)	10,794	73,183
pdvWireless, Inc. (a)	1,452	51,052
Plantronics, Inc.	5,014	231,196
Preformed Line Products Co.	464	24,634
Quantenna Communications, Inc. (a)	5,215	126,881
Ribbon Communications, Inc. (a)	7,870	40,531

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RigNet, Inc. (a)	2,087	$20,390
Shenandoah Telecommunications Co.	6,987	309,943
Spok Holdings, Inc.	2,753	37,496
ViaSat, Inc. (a)	8,314	644,335
Viavi Solutions, Inc. (a)	34,095	422,096
Vonage Holdings Corp. (a)	33,101	332,334

		6,561,407

		20,055,902

Consumer, Cyclical — 12.3%
Airlines — 0.5%
Allegiant Travel Co.	1,927	249,489
Hawaiian Holdings, Inc.	7,414	194,617
Mesa Air Group, Inc. (a)	1,696	14,145
SkyWest, Inc.	7,641	414,830
Spirit Airlines, Inc. (a)	10,306	544,775

		1,417,856

Apparel — 0.7%
Crocs, Inc. (a)	9,884	254,513
Deckers Outdoor Corp. (a)	4,392	645,580
Oxford Industries, Inc.	2,532	190,558
Rocky Brands, Inc.	1,080	25,877
Steven Madden Ltd.	13,073	442,391
Superior Group of Cos, Inc.	1,295	21,523
Unifi, Inc. (a)	2,312	44,737
Weyco Group, Inc.	917	28,390
Wolverine World Wide, Inc.	13,871	495,611

		2,149,180

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	2,300	38,939
Navistar International Corp. (a)	7,348	237,340
REV Group, Inc.	4,429	48,498
Wabash National Corp.	8,220	111,381

		436,158

Auto Parts & Equipment — 0.9%
Altra Industrial Motion Corp.	8,979	278,798
American Axle & Manufacturing Holdings, Inc. (a)	16,811	240,565
Commercial Vehicle Group, Inc. (a)	4,537	34,799
Cooper Tire & Rubber Co.	7,658	228,898
Cooper-Standard Holding, Inc. (a)	2,678	125,759
Dana, Inc.	21,936	389,145
Douglas Dynamics, Inc.	3,372	128,372
Gentherm, Inc. (a)	5,256	193,736
Meritor, Inc. (a)	12,019	244,587
Methode Electronics, Inc.	5,446	156,736
Miller Industries, Inc.	1,631	50,316
Modine Manufacturing Co. (a)	7,534	104,496
Motorcar Parts of America, Inc. (a)	2,850	53,779
Spartan Motors, Inc.	5,034	44,450
Standard Motor Products, Inc.	3,207	157,464
Superior Industries International, Inc.	3,609	17,179

	Number of Shares	Value
Tenneco, Inc. Class A	7,594	$168,283
Titan International, Inc.	7,296	43,557
Tower International, Inc.	3,036	63,847

		2,724,766

Distribution & Wholesale — 0.7%
Anixter International, Inc. (a)	4,401	246,940
BlueLinx Holdings, Inc. (a) (b)	1,330	35,431
Castle Brands, Inc. (a) (b)	12,891	8,979
Core-Mark Holding Co., Inc.	6,823	253,338
Dorman Products, Inc. (a)	4,016	353,770
EVI Industries, Inc. (b)	584	22,268
Fossil Group, Inc. (a)	6,770	92,884
G-III Apparel Group Ltd. (a)	6,493	259,460
H&E Equipment Services, Inc.	4,818	120,980
ScanSource, Inc. (a)	3,807	136,367
SiteOne Landscape Supply, Inc. (a)	6,077	347,301
Systemax, Inc.	1,796	40,661
Titan Machinery, Inc. (a)	2,806	43,661
Triton International Ltd.	7,710	239,781
Veritiv Corp. (a)	1,682	44,270

		2,246,091

Entertainment — 1.0%
AMC Entertainment Holdings, Inc. Class A	7,721	114,657
Churchill Downs, Inc.	5,303	478,649
Eldorado Resorts, Inc. (a)	9,884	461,484
Empire Resorts, Inc. (a)	459	4,613
Eros International PLC (a) (b)	5,299	48,433
Golden Entertainment, Inc. (a)	2,859	40,484
IMAX Corp. (a)	8,108	183,890
International Speedway Corp. Class A	3,534	154,188
Marriott Vacations Worldwide Corp.	5,848	546,788
Monarch Casino & Resort, Inc. (a)	1,736	76,245
Penn National Gaming, Inc. (a)	16,481	331,268
RCI Hospitality Holdings, Inc.	1,330	30,550
Reading International, Inc. Series A (a)	2,492	39,772
Red Rock Resorts, Inc. Class A	10,405	268,969
Scientific Games Corp. Class A (a)	8,407	171,671
SeaWorld Entertainment, Inc. (a)	8,295	213,679
Speedway Motorsports, Inc.	1,741	25,192

		3,190,532

Home Builders — 0.9%
Beazer Homes USA, Inc. (a)	4,521	52,037
Cavco Industries, Inc. (a)	1,293	151,966
Century Communities, Inc. (a)	3,969	95,137
Green Brick Partners, Inc. (a)	3,608	31,570
Hovnanian Enterprises, Inc.	711	7,795
Installed Building Products, Inc. (a)	3,262	158,207
KB Home	12,857	310,754
LCI Industries	3,653	280,623
LGI Homes, Inc. (a) (b)	2,798	168,552
M.D.C. Holdings, Inc.	7,396	214,928

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
M/I Homes, Inc. (a)	4,041	$107,571
Meritage Home Corp. (a)	5,754	257,261
The New Home Co., Inc. (a)	1,743	8,297
Skyline Champion Corp.	5,021	95,399
Taylor Morrison Home Corp. Class A (a)	17,304	307,146
TRI Pointe Group, Inc. (a)	21,391	270,382
William Lyon Homes Class A (a)	4,743	72,900
Winnebago Industries, Inc.	4,673	145,564

		2,736,089

Home Furnishing — 0.3%
Daktronics, Inc.	5,633	41,966
Ethan Allen Interiors, Inc.	3,567	68,237
Flexsteel Industries, Inc.	1,106	25,648
Hamilton Beach Brands Holding Co. Class A	995	21,353
Hooker Furniture Corp.	1,802	51,951
iRobot Corp. (a)	4,049	476,527
Purple Innovation, Inc. (a)	610	2,830
Sleep Number Corp. (a)	4,934	231,898
Sonos, Inc. (a) (b)	2,390	24,593
Universal Electronics, Inc. (a)	2,025	75,229

		1,020,232

Housewares — 0.1%
Lifetime Brands, Inc.	1,736	16,405
Tupperware Brands Corp.	7,375	188,653

		205,058

Leisure Time — 0.8%
Acushnet Holdings Corp.	5,242	121,300
Callaway Golf Co.	14,160	225,569
Camping World Holdings, Inc. Class A (b)	4,803	66,810
Clarus Corp.	3,089	39,570
Drive Shack, Inc. (a)	9,103	40,872
Escalade, Inc.	1,627	18,174
Fox Factory Holding Corp. (a)	5,403	377,616
Johnson Outdoors, Inc. Class A	726	51,807
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,983	155,849
Lindblad Expeditions Holdings, Inc. (a)	3,182	48,525
Malibu Boats, Inc. Class A (a)	3,102	122,777
Marine Products Corp.	1,141	15,369
MasterCraft Boat Holdings, Inc. (a)	2,838	64,054
Nautilus, Inc. (a)	4,353	24,203
Planet Fitness, Inc. Class A (a)	13,289	913,220
Town Sports International Holdings, Inc. (a)	2,026	9,644
Vista Outdoor, Inc. (a)	8,451	67,693
YETI Holdings, Inc. (a) (b)	2,546	77,016

		2,440,068

	Number of Shares	Value
Lodging — 0.3%
BBX Capital Corp.	10,148	$60,076
Belmond Ltd. Class A (a)	13,386	333,713
Bluegreen Vacations Corp. (b)	1,227	18,233
Boyd Gaming Corp.	12,347	337,814
Century Casinos, Inc. (a)	3,968	35,950
The Marcus Corp.	3,020	120,951
Red Lion Hotels Corp. (a)	2,373	19,174
The St. Joe Co. (a)	5,195	85,666

		1,011,577

Office Furnishings — 0.4%
CompX International, Inc.	300	4,389
Herman Miller, Inc.	8,841	311,027
HNI Corp.	6,489	235,486
Interface, Inc.	8,950	137,114
Kimball International, Inc. Class B	5,372	75,960
Knoll, Inc.	7,331	138,629
Steelcase, Inc. Class A	12,837	186,778

		1,089,383

Retail — 5.4%
Abercrombie & Fitch Co. Class A	9,917	271,825
America’s Car-Mart, Inc. (a)	868	79,283
American Eagle Outfitters, Inc.	24,220	536,957
Asbury Automotive Group, Inc. (a)	2,929	203,155
Ascena Retail Group, Inc. (a)	25,993	28,072
At Home Group, Inc. (a)	6,796	121,377
Barnes & Noble Education, Inc. (a)	5,765	24,213
Barnes & Noble, Inc.	8,806	47,817
Bassett Furniture Industries, Inc.	1,472	24,156
Beacon Roofing Supply, Inc. (a)	10,216	328,547
Bed Bath & Beyond, Inc. (b)	19,791	336,249
Big 5 Sporting Goods Corp.	2,770	8,809
Big Lots, Inc.	6,069	230,743
Biglari Holdings, Inc. (a)	138	19,508
Biglari Holdings, Inc. Class A (a)	13	9,561
BJ’s Restaurants, Inc.	3,125	147,750
BJ’s Wholesale Club Holdings, Inc. (a)	19,178	525,477
Bloomin’ Brands, Inc.	12,393	253,437
BMC Stock Holdings, Inc. (a)	10,202	180,269
Boot Barn Holdings, Inc. (a)	4,235	124,678
Brinker International, Inc.	5,639	250,259
The Buckle, Inc.	4,271	79,953
Caleres, Inc.	6,369	157,251
Cannae Holdings, Inc. (a)	10,285	249,514
Carrols Restaurant Group, Inc. (a)	5,145	51,296
Carvana Co. (a) (b)	4,840	281,010
The Cato Corp. Class A	3,289	49,269
The Cheesecake Factory, Inc.	6,319	309,125
Chico’s FAS, Inc.	19,023	81,228
The Children’s Place, Inc.	2,361	229,678
Chuy’s Holdings, Inc. (a)	2,512	57,198
Citi Trends, Inc.	1,783	34,430

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Conn’s, Inc. (a)	2,906	$66,431
The Container Store Group, Inc. (a)	2,380	20,944
Cracker Barrel Old Country Store, Inc.	2,884	466,083
Dave & Buster’s Entertainment, Inc.	5,830	290,742
Del Frisco’s Restaurant Group, Inc. (a)	4,921	31,544
Del Taco Restaurants, Inc. (a)	4,513	45,401
Denny’s Corp. (a)	9,248	169,701
Designer Brands, Inc.	10,375	230,533
Dillard’s, Inc. Class A (b)	1,671	120,345
Dine Brands Global, Inc.	2,502	228,408
Duluth Holdings, Inc. Class B (a) (b)	1,197	28,536
El Pollo Loco Holdings, Inc. (a)	3,192	41,528
Express, Inc. (a)	9,943	42,556
EZCORP, Inc. Class A (a)	7,684	71,615
Fiesta Restaurant Group, Inc. (a)	3,528	46,252
FirstCash, Inc.	6,415	554,897
Five Below, Inc. (a)	8,206	1,019,595
Foundation Building Materials, Inc. (a)	2,199	21,638
Francesca’s Holdings Corp. (a) (b)	4,988	3,374
Freshpet, Inc. (a)	3,968	167,807
Gaia, Inc. (a) (b)	1,753	16,040
GameStop Corp. Class A (b)	15,170	154,127
Genesco, Inc. (a)	2,979	135,693
GMS, Inc. (a)	4,985	75,373
GNC Holdings, Inc. Class A (a) (b)	11,837	32,315
Group 1 Automotive, Inc.	2,790	180,513
Guess?, Inc.	8,713	170,775
The Habit Restaurants, Inc. Class A (a)	3,002	32,482
Haverty Furniture Cos., Inc.	2,859	62,555
Hibbett Sports, Inc. (a)	2,752	62,773
Hudson Ltd. Class A (a)	5,932	81,565
J Alexander’s Holdings, Inc. (a)	1,836	18,030
J. Jill, Inc.	2,431	13,346
Jack in the Box, Inc.	3,867	313,459
JC Penney Co., Inc. (a) (b)	46,844	69,798
Kirkland’s, Inc. (a)	2,228	15,663
La-Z-Boy, Inc.	7,050	232,580
Lithia Motors, Inc. Class A	3,326	308,486
The Lovesac Co. (a)	839	23,333
Lumber Liquidators Holdings, Inc. (a) (b)	4,263	43,056
MarineMax, Inc. (a)	3,319	63,592
Movado Group, Inc.	2,333	84,875
National Vision Holdings, Inc. (a)	9,397	295,348
Noodles & Co. (a)	2,068	14,062
Office Depot, Inc.	81,446	295,649
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,465	636,988
Papa John’s International, Inc. (b)	3,359	177,859
Party City Holdco, Inc. (a)	8,381	66,545
PC Connection, Inc.	1,730	63,439
PetIQ, Inc. (a) (b)	2,326	73,060
PetMed Express, Inc. (b)	2,948	67,155

	Number of Shares	Value
Pier 1 Imports, Inc. (a) (b)	12,697	$9,694
Potbelly Corp. (a)	3,305	28,126
PriceSmart, Inc.	3,345	196,954
Red Robin Gourmet Burgers, Inc. (a)	1,908	54,969
Regis Corp. (a)	4,657	91,603
RH (a) (b)	2,856	294,025
Rite Aid Corp. (a) (b)	160,693	102,040
RTW RetailWinds, Inc. (a)	4,052	9,725
Rush Enterprises, Inc. Class A	4,544	189,985
Rush Enterprises, Inc. Class B	633	26,288
Ruth’s Hospitality Group, Inc.	4,405	112,724
Sally Beauty Holdings, Inc. (a)	18,046	332,227
Shake Shack, Inc. Class A (a)	3,727	220,452
Shoe Carnival, Inc. (b)	1,528	51,998
Signet Jewelers Ltd.	7,849	213,179
Sonic Automotive, Inc. Class A	3,555	52,650
Sportsman’s Warehouse Holdings, Inc. (a)	5,635	27,048
Tailored Brands, Inc.	7,595	59,545
Texas Roadhouse, Inc.	10,190	633,716
Tile Shop Holdings, Inc.	6,049	34,237
Tilly’s, Inc. Class A	3,021	33,624
Vera Bradley, Inc. (a)	3,375	44,719
Wingstop, Inc.	4,344	330,274
Winmark Corp.	387	72,984
World Fuel Services Corp.	10,029	289,738
Zumiez, Inc. (a)	2,853	71,011

		16,464,093

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,644	225,497

Textiles — 0.1%
Culp, Inc.	1,656	31,845
UniFirst Corp.	2,280	349,980

		381,825

Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	1,728	37,532

		37,775,937

Consumer, Non-cyclical — 22.1%
Agriculture — 0.4%
22nd Century Group, Inc. (a) (b)	17,469	29,872
Alico, Inc.	456	12,408
The Andersons, Inc.	4,120	132,787
Cadiz, Inc. (a) (b)	3,312	32,060
Darling Ingredients, Inc. (a)	24,606	532,720
Limoneira Co.	2,201	51,789
Pyxus International, Inc. (a) (b)	1,218	29,098
Tejon Ranch Co. (a)	3,111	54,754
Turning Point Brands, Inc.	1,197	55,170
Universal Corp.	3,724	214,614
Vector Group Ltd.	15,486	167,094

		1,312,366

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	1,239	$365,171
Celsius Holdings, Inc. (a) (b)	3,203	13,645
Coca-Cola Bottling Co. Consolidated	704	202,632
Craft Brew Alliance, Inc. (a)	1,887	26,380
Farmer Brothers Co. (a)	1,508	30,175
MGP Ingredients, Inc.	2,001	154,377
National Beverage Corp. (b)	1,783	102,933
Primo Water Corp. (a)	5,119	79,140

		974,453

Biotechnology — 5.2%
Abeona Therapeutics, Inc. (a) (b)	4,930	36,285
ACADIA Pharmaceuticals, Inc. (a)	17,018	456,933
Acceleron Pharma, Inc. (a)	6,555	305,266
Achillion Pharmaceuticals, Inc. (a)	20,894	61,846
Acorda Therapeutics, Inc. (a)	6,711	89,189
ADMA Biologics, Inc. (a) (b)	2,648	10,036
Aduro Biotech, Inc. (a)	9,406	37,436
Adverum Biotechnologies, Inc. (a)	8,108	42,486
Agenus, Inc. (a)	13,967	41,482
AgeX Therapeutics, Inc. (a) (b)	1,333	5,399
Albireo Pharma, Inc. (a)	1,368	44,063
Alder Biopharmaceuticals, Inc. (a)	8,849	120,789
Aldeyra Therapeutics, Inc. (a)	3,100	27,993
Allakos, Inc. (a) (b)	2,143	86,791
Allena Pharmaceuticals, Inc. (a)	1,623	11,393
Allogene Therapeutics, Inc. (a) (b)	3,277	94,738
AMAG Pharmaceuticals, Inc. (a)	5,081	65,443
Amicus Therapeutics, Inc. (a) (b)	28,427	386,607
AnaptysBio, Inc. (a)	3,157	230,619
ANI Pharmaceuticals, Inc. (a)	1,188	83,802
Aptinyx, Inc. (a)	1,971	7,983
Aratana Therapeutics, Inc. (a)	6,954	25,034
Arbutus Biopharma Corp. (a)	5,281	18,906
Arcus Biosciences, Inc. (a) (b)	4,618	57,679
Ardelyx, Inc. (a)	6,536	18,301
Arena Pharmaceuticals, Inc. (a)	7,438	333,446
Arqule, Inc. (a)	16,588	79,457
Arrowhead Pharmaceuticals, Inc. (a) (b)	14,076	258,295
Assembly Biosciences, Inc. (a)	3,110	61,236
Atara Biotherapeutics, Inc. (a)	6,271	249,272
Audentes Therapeutics, Inc. (a)	5,550	216,561
AVEO Pharmaceuticals, Inc. (a) (b)	15,261	12,516
Avid Bioservices, Inc. (a)	7,560	32,130
Avrobio, Inc. (a)	1,926	42,468
BioCryst Pharmaceuticals, Inc. (a)	16,571	134,888
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,700	241,909
BioTime, Inc. (a) (b)	17,261	22,612
Blueprint Medicines Corp. (a)	6,214	497,431
Calithera Biosciences, Inc. (a)	5,220	35,183
Calyxt, Inc. (a) (b)	839	14,758
Cambrex Corp. (a)	5,057	196,464

	Number of Shares	Value
Cara Therapeutics, Inc. (a) (b)	4,906	$96,256
CASI Pharmaceuticals, Inc. (a) (b)	7,416	21,284
ChemoCentryx, Inc. (a)	3,303	45,879
ChromaDex Corp. (a) (b)	5,646	23,657
Clearside Biomedical, Inc. (a) (b)	3,911	5,397
Cohbar, Inc. (a) (b)	3,275	10,676
Constellation Pharmaceuticals, Inc. (a) (b)	2,420	32,791
Crinetics Pharmaceuticals, Inc. (a)	1,308	29,770
CTI BioPharma Corp. (a) (b)	7,151	6,938
Cue Biopharma, Inc. (a) (b)	2,889	22,332
Cymabay Therapeutics, Inc. (a)	8,887	118,019
CytomX Therapeutics, Inc. (a)	6,811	73,218
Deciphera Pharmaceuticals, Inc. (a)	1,301	30,196
Denali Therapeutics, Inc. (a) (b)	6,801	157,919
Dicerna Pharmaceuticals, Inc. (a)	8,032	117,669
Dynavax Technologies Corp. (a) (b)	9,545	69,774
Editas Medicine, Inc. (a)	6,999	171,126
Eidos Therapeutics, Inc. (a) (b)	2,457	57,617
ElectroCore, Inc. (a) (b)	1,859	13,013
Emergent BioSolutions, Inc. (a)	6,813	344,193
Enzo Biochem, Inc. (a)	6,574	17,947
Epizyme, Inc. (a)	8,866	109,850
Equillium, Inc. (a) (b)	758	6,064
Esperion Therapeutics, Inc. (a) (b)	3,462	138,999
Evelo Biosciences, Inc. (a) (b)	2,028	16,224
Evolus, Inc. (a) (b)	1,348	30,424
Fate Therapeutics, Inc. (a)	9,032	158,692
FibroGen, Inc. (a)	11,433	621,384
Five Prime Therapeutics, Inc. (a)	4,981	66,745
Fortress Biotech, Inc. (a) (b)	6,276	11,171
Forty Seven, Inc. (a)	2,130	34,421
Geron Corp. (a) (b)	24,907	41,346
GlycoMimetics, Inc. (a)	5,093	63,459
Gossamer Bio, Inc. (a)	1,684	36,492
GTx, Inc. (a) (b)	781	937
Guardant Health, Inc. (a) (b)	2,182	167,359
Halozyme Therapeutics, Inc. (a)	18,702	301,102
Harvard Bioscience, Inc. (a)	5,478	23,610
Helius Medical Technologies, Inc. (a) (b)	2,628	17,502
Homology Medicines, Inc. (a) (b)	2,571	71,294
Idera Pharmaceuticals, Inc. (a)	2,687	6,852
ImmunoGen, Inc. (a)	21,908	59,371
Immunomedics, Inc. (a) (b)	22,542	433,032
Innovate Biopharmaceuticals, Inc. (a) (b)	3,435	6,630
Innoviva, Inc. (a)	10,412	146,080
Inovio Pharmaceuticals, Inc. (a) (b)	13,211	49,277
Insmed, Inc. (a)	11,483	333,811
Intercept Pharmaceuticals, Inc. (a)	3,281	367,013
Intrexon Corp. (a) (b)	10,851	57,076
Iovance Biotherapeutics, Inc. (a)	16,043	152,569
Karyopharm Therapeutics, Inc. (a)	7,557	44,133

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kezar Life Sciences, Inc. (a) (b)	1,915	$33,972
Kindred Biosciences, Inc. (a)	5,392	49,445
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,798	32,472
Lexicon Pharmaceuticals, Inc. (a) (b)	6,626	36,841
Ligand Pharmaceuticals, Inc. (a)	3,134	393,975
Liquidia Technologies, Inc. (a)	1,087	12,370
LogicBio Therapeutics, Inc. (a)	1,194	11,797
MacroGenics, Inc. (a)	5,949	106,963
Magenta Therapeutics, Inc. (a) (b)	2,191	36,086
The Medicines Co. (a) (b)	10,303	287,969
MeiraGTx Holdings PLC (a)	1,824	31,428
Menlo Therapeutics, Inc. (a)	1,451	11,390
Molecular Templates, Inc. (a)	1,794	10,423
Mustang Bio, Inc. (a) (b)	2,335	7,962
Myriad Genetics, Inc. (a)	10,336	343,155
NantKwest, Inc. (a) (b)	4,028	6,364
NeoGenomics, Inc. (a)	12,336	252,395
Neon Therapeutics, Inc. (a)	2,248	14,522
NewLink Genetics Corp. (a)	4,003	7,726
Novavax, Inc. (a) (b)	58,389	32,166
Nymox Pharmaceutical Corp. (a) (b)	4,516	8,897
Omeros Corp. (a) (b)	7,006	121,694
Organovo Holdings, Inc. (a) (b)	18,623	18,474
Osmotica Pharmaceuticals PLC (a)	1,438	5,177
Ovid therapeutics, Inc. (a)	1,975	3,496
Pacific Biosciences of California, Inc. (a)	20,669	149,437
Palatin Technologies, Inc. (a) (b)	30,377	29,776
PDL BioPharma, Inc. (a)	21,321	79,314
Pfenex, Inc. (a)	4,234	26,166
Pieris Pharmaceuticals, Inc. (a)	7,812	26,170
PolarityTE, Inc. (a) (b)	1,483	15,868
Prothena Corp. PLC (a)	6,121	74,248
PTC Therapeutics, Inc. (a)	7,738	291,258
Puma Biotechnology, Inc. (a)	4,358	169,047
Radius Health, Inc. (a)	6,166	122,950
REGENXBIO, Inc. (a)	4,798	274,973
Replimune Group, Inc. (a) (b)	1,799	27,381
resTORbio, Inc. (a) (b)	1,151	7,850
Retrophin, Inc. (a)	6,264	141,754
Rigel Pharmaceuticals, Inc. (a)	24,935	64,083
Rocket Pharmaceuticals, Inc. (a)	3,603	63,197
Rubius Therapeutics, Inc. (a) (b)	5,145	93,124
Sangamo Therapeutics, Inc. (a)	15,378	146,706
Savara, Inc. (a)	4,251	31,330
Scholar Rock Holding Corp. (a) (b)	2,256	42,390
Selecta Biosciences, Inc. (a) (b)	5,266	12,480
Sienna Biopharmaceuticals, Inc. (a) (b)	2,284	5,299
Solid Biosciences, Inc. (a) (b)	1,798	16,542
Sorrento Therapeutics, Inc. (a) (b)	17,385	82,579
Spark Therapeutics, Inc. (a)	4,725	538,083
Spectrum Pharmaceuticals, Inc. (a)	15,255	163,076

	Number of Shares	Value
Stemline Therapeutics, Inc. (a)	5,773	$74,183
Surface Oncology, Inc. (a)	1,661	7,923
Syndax Pharmaceuticals, Inc. (a)	2,076	10,899
Synlogic, Inc. (a)	2,381	18,072
Synthorx, Inc. (a) (b)	1,122	22,855
Theravance Biopharma, Inc. (a)	6,560	148,715
Tocagen, Inc. (a)	3,129	34,012
Translate Bio, Inc. (a)	4,479	45,641
Twist Bioscience Corp. (a)	741	17,176
Tyme Technologies, Inc. (a) (b)	15,296	26,921
Ultragenyx Pharmaceutical, Inc. (a)	7,904	548,221
UNITY Biotechnology, Inc. (a) (b)	3,662	29,699
Veracyte, Inc. (a)	4,214	105,434
Verastem, Inc. (a) (b)	10,146	30,032
Vericel Corp. (a)	6,548	114,655
Viking Therapeutics, Inc. (a) (b)	9,271	92,154
WaVe Life Sciences Ltd. (a)	3,045	118,298
X4 Pharmaceuticals, Inc. (a) (b)	107	1,863
XOMA Corp. (a) (b)	1,048	12,974
Y-mAbs Therapeutics, Inc. (a)	1,023	26,813
ZIOPHARM Oncology, Inc. (a) (b)	19,829	76,342
Zomedica Pharmaceuticals Corp. (a) (b)	5,538	1,938

		15,970,775

Commercial Services — 5.0%
Aaron’s, Inc.	10,399	546,987
ABM Industries, Inc.	9,914	360,374
Acacia Research Corp. (a)	6,949	22,654
Adtalem Global Education, Inc. (a)	8,627	399,603
American Public Education, Inc. (a)	2,389	71,957
AMN Healthcare Services, Inc. (a)	6,920	325,863
Arlo Technologies, Inc. (a)	10,854	44,827
ASGN, Inc. (a)	7,617	483,603
Avalara, Inc. (a)	4,162	232,198
Avis Budget Group, Inc. (a)	9,789	341,245
Barrett Business Services, Inc.	1,089	84,212
BG Staffing, Inc.	1,239	27,060
BrightView Holdings, Inc. (a)	4,547	65,477
The Brink’s Co.	7,557	569,873
CAI International, Inc. (a)	2,557	59,322
Cardtronics PLC Class A (a)	5,999	213,444
Care.com, Inc. (a)	3,030	59,873
Career Education Corp. (a)	10,297	170,106
Carriage Services, Inc.	2,634	50,705
Cass Information Systems, Inc.	2,193	103,729
CBIZ, Inc. (a)	7,785	157,568
Chegg, Inc. (a)	16,294	621,127
Cimpress NV (a)	3,293	263,868
Corvel Corp. (a)	1,338	87,291
CRA International, Inc.	1,174	59,334
Cross Country Healthcare, Inc. (a)	5,168	36,331
Emerald Expositions Events, Inc.	3,692	46,888
Ennis, Inc.	3,936	81,711

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Everi Holdings, Inc. (a)	10,071	$105,947
EVERTEC, Inc.	9,203	255,935
Evo Payments, Inc. Class A (a)	3,680	106,904
Forrester Research, Inc.	1,573	76,055
Franklin Covey Co. (a)	1,531	38,734
FTI Consulting, Inc. (a)	5,692	437,259
Green Dot Corp. Class A (a)	7,245	439,409
The Hackett Group, Inc.	3,594	56,785
Healthcare Services Group, Inc.	11,100	366,189
HealthEquity, Inc. (a)	8,137	601,975
Heidrick & Struggles International, Inc.	2,811	107,746
Herc Holdings, Inc. (a)	3,635	141,692
Hertz Global Holdings, Inc. (a)	8,290	143,997
HMS Holdings Corp. (a)	12,405	367,312
Huron Consulting Group, Inc. (a)	3,343	157,856
I3 Verticals, Inc. Class A (a)	1,396	33,532
ICF International, Inc.	2,734	208,003
Information Services Group, Inc. (a)	4,938	18,419
Insperity, Inc.	5,760	712,282
K12, Inc. (a)	5,579	190,411
Kelly Services, Inc. Class A	4,651	102,601
Kforce, Inc.	3,429	120,427
Korn/Ferry International	8,519	381,481
Laureate Education, Inc. Class A (a)	14,310	214,221
Liveramp Holdings, Inc. (a)	10,178	555,414
LSC Communications, Inc.	4,851	31,677
Matthews International Corp. Class A	4,731	174,810
Medifast, Inc.	1,745	222,575
MoneyGram International, Inc. (a)	4,673	9,533
Monro, Inc.	4,770	412,700
National Research Corp. Class A	1,697	65,504
Navigant Consulting, Inc.	6,385	124,316
Paylocity Holding Corp. (a)	4,342	387,263
PFSweb, Inc. (a)	2,129	11,092
PRGX Global, Inc. (a)	3,052	24,172
Quad/Graphics, Inc.	4,619	54,966
Rent-A-Center, Inc. (a)	6,703	139,892
Resources Connection, Inc.	4,563	75,472
Rosetta Stone, Inc. (a)	2,948	64,414
RR Donnelley & Sons Co.	10,478	49,456
Seacor Marine Holdings Inc. (a)	2,499	33,262
ServiceSource International, Inc. (a)	11,780	10,854
ShotSpotter, Inc. (a)	1,072	41,379
Sotheby’s (a)	5,012	189,203
SP Plus Corp. (a)	3,441	117,407
Strategic Education, Inc.	3,134	411,526
Team, Inc. (a)	4,538	79,415
Textainer Group Holdings Ltd. (a)	4,047	39,054
Travelport Worldwide Ltd.	18,729	294,607
TriNet Group, Inc. (a)	6,541	390,759
TrueBlue, Inc. (a)	6,090	143,968
Vectrus, Inc. (a)	1,684	44,778
Viad Corp.	3,084	173,598

	Number of Shares	Value
Weight Watchers International, Inc. (a)	5,824	$117,354
Willdan Group, Inc. (a)	1,427	52,899

		15,515,721

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	8,083	354,763
elf Beauty, Inc. (a)	3,344	35,446
Inter Parfums, Inc.	2,633	199,766
Revlon, Inc. Class A (a) (b)	1,177	22,810

		612,785

Foods — 1.2%
B&G Foods, Inc. (b)	9,814	239,658
Cal-Maine Foods, Inc.	4,642	207,172
Calavo Growers, Inc. (b)	2,396	200,905
The Chefs’ Warehouse, Inc. (a)	3,246	100,788
Dean Foods Co.	13,494	40,887
Fresh Del Monte Produce, Inc.	4,611	124,635
Hostess Brands, Inc. (a)	14,894	186,175
Ingles Markets, Inc. Class A	2,093	57,809
J&J Snack Foods Corp.	2,250	357,390
John B Sanfilippo & Son, Inc.	1,307	93,934
Lancaster Colony Corp.	2,832	443,746
Nathan’s Famous, Inc.	423	28,933
Performance Food Group Co. (a)	15,305	606,690
Sanderson Farms, Inc.	2,976	392,356
Seneca Foods Corp. Class A (a)	1,085	26,691
The Simply Good Foods Co. (a)	9,112	187,616
Smart & Final Stores, Inc. (a)	3,269	16,149
SpartanNash Co.	5,290	83,952
Tootsie Roll Industries, Inc. (b)	2,563	95,433
United Natural Foods, Inc. (a)	7,637	100,961
Village Super Market, Inc. Class A	1,229	33,589
Weis Markets, Inc.	1,474	60,154

		3,685,623

Health Care – Products — 4.0%
Accelerate Diagnostics, Inc. (a) (b)	3,990	83,870
Accuray, Inc. (a)	13,073	62,358
AngioDynamics, Inc. (a)	5,500	125,730
AtriCure, Inc. (a)	5,570	149,220
Atrion Corp.	215	188,916
Avanos Medical, Inc. (a)	7,009	299,144
AxoGen, Inc. (a)	5,073	106,837
Axonics Modulation Technologies, Inc. (a)	1,023	24,501
BioTelemetry, Inc. (a)	4,934	308,967
Cardiovascular Systems, Inc. (a)	5,121	197,978
CareDx, Inc. (a)	5,310	167,371
Celcuity, Inc. (a)	815	17,857
Cerus Corp. (a)	20,141	125,478
CONMED Corp.	3,802	316,250
CryoLife, Inc. (a)	5,379	156,905
Cutera, Inc. (a)	2,040	36,026

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CytoSorbents Corp. (a) (b)	4,410	$33,384
Endologix, Inc. (a)	1,514	10,008
FONAR Corp. (a)	934	19,119
GenMark Diagnostics, Inc. (a)	7,768	55,075
Genomic Health, Inc. (a)	3,163	221,568
Glaukos Corp. (a)	5,104	400,001
Globus Medical, Inc. Class A (a)	11,169	551,860
Haemonetics Corp. (a)	7,704	673,946
Inogen, Inc. (a)	2,670	254,638
Inspire Medical Systems, Inc. (a)	2,226	126,392
Integer Holdings Corp. (a)	4,658	351,306
Intersect ENT, Inc. (a)	4,533	145,736
Invacare Corp.	4,856	40,645
iRadimed Corp. (a) (b)	490	13,764
iRhythm Technologies, Inc. (a)	3,610	270,606
Lantheus Holdings, Inc. (a)	5,613	137,406
LeMaitre Vascular, Inc.	2,371	73,501
LivaNova PLC (a)	7,317	711,578
Luminex Corp.	6,255	143,928
Meridian Bioscience, Inc.	6,205	109,270
Merit Medical Systems, Inc. (a)	7,996	494,393
NanoString Technologies, Inc. (a)	3,920	93,806
Natus Medical, Inc. (a)	4,959	125,859
Nevro Corp. (a)	4,401	275,107
Novocure Ltd. (a)	11,058	532,664
NuVasive, Inc. (a)	7,710	437,851
Nuvectra Corp. (a)	2,540	27,965
OPKO Health, Inc. (a) (b)	48,725	127,172
OraSure Technologies, Inc. (a)	9,189	102,457
Orthofix Medical, Inc. (a)	2,639	148,866
OrthoPediatrics Corp. (a)	1,194	52,811
Oxford Immunotec Global PLC (a)	3,967	68,351
Patterson Cos., Inc.	12,258	267,837
Pulse Biosciences, Inc. (a) (b)	1,559	27,423
Quanterix Corp. (a)	1,264	32,649
Quidel Corp. (a)	5,118	335,076
Repligen Corp. (a)	5,853	345,795
Rockwell Medical, Inc. (a) (b)	7,046	40,092
RTI Surgical Holdings, Inc. (a)	8,619	51,800
SeaSpine Holdings Corp. (a)	2,177	32,829
Sientra, Inc. (a)	3,398	29,155
STAAR Surgical Co. (a)	6,637	226,919
Surmodics, Inc. (a)	1,974	85,830
T2 Biosystems, Inc. (a) (b)	4,618	12,145
Tactile Systems Technology, Inc. (a)	2,654	139,919
Tandem Diabetes Care, Inc. (a)	7,659	486,347
TransEnterix, Inc. (a) (b)	24,921	59,312
Utah Medical Products, Inc.	503	44,390
Varex Imaging Corp. (a)	5,769	195,454
ViewRay, Inc. (a) (b)	9,441	69,769
Wright Medical Group NV (a)	18,665	587,014

		12,268,196

	Number of Shares	Value
Health Care – Services — 1.7%
AAC Holdings, Inc. (a) (b)	1,879	$3,457
Addus HomeCare Corp. (a)	1,442	91,697
Amedisys, Inc. (a)	4,012	494,519
American Renal Associates Holdings, Inc. (a)	1,965	12,065
Apollo Medical Holdings, Inc. (a)	502	9,197
Brookdale Senior Living, Inc. (a)	28,287	186,128
Capital Senior Living Corp. (a)	3,614	14,420
Cellular Biomedicine Group, Inc. (a) (b)	1,828	31,624
Community Health Systems, Inc. (a) (b)	12,813	47,793
The Ensign Group, Inc.	7,463	382,031
Genesis Healthcare, Inc. (a)	7,826	11,269
Invitae Corp. (a)	10,658	249,610
LHC Group, Inc. (a)	4,424	490,445
Magellan Health, Inc. (a)	3,649	240,542
Medpace Holdings, Inc. (a)	3,275	193,127
Miragen Therapeutics, Inc. (a) (b)	3,591	10,019
Natera, Inc. (a)	4,958	102,234
National HealthCare Corp.	1,840	139,619
Neuronetics, Inc. (a)	1,937	29,539
The Providence Service Corp. (a)	1,686	112,321
Quorum Health Corp. (a) (b)	4,075	5,705
R1 RCM, Inc. (a)	15,581	150,668
RadNet, Inc. (a)	6,153	76,236
Select Medical Holdings Corp. (a)	16,185	228,047
SI-BONE, Inc. (a)	1,232	23,211
Surgery Partners, Inc. (a)	2,732	30,817
Syneos Health, Inc. (a)	9,283	480,488
Teladoc Health, Inc. (a)	10,070	559,892
Tenet Healthcare Corp. (a)	12,551	361,971
Tivity Health, Inc. (a)	7,159	125,712
Triple-S Management Corp. Class B (a)	3,255	74,279
U.S. Physical Therapy, Inc.	1,884	197,877
Vapotherm, Inc. (a)	685	13,460

		5,180,019

Household Products & Wares — 0.4%
Acco Brands Corp.	15,366	131,533
Central Garden & Pet Co. (a)	1,511	38,621
Central Garden & Pet Co. Class A (a)	6,242	145,127
Helen of Troy Ltd. (a)	3,858	447,374
Quanex Building Products Corp.	5,001	79,466
WD-40 Co.	2,046	346,674

		1,188,795

Pharmaceuticals — 3.7%
Achaogen, Inc. (a) (b)	4,392	2,004
Aclaris Therapeutics, Inc. (a)	5,220	31,268
Adamas Pharmaceuticals, Inc. (a) (b)	3,541	25,177
Aeglea BioTherapeutics, Inc. (a)	2,929	23,578

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aerie Pharmaceuticals, Inc. (a)	5,321	$252,747
Aimmune Therapeutics, Inc. (a)	6,633	148,248
Akcea Therapeutics, Inc. (a) (b)	2,008	56,887
Akebia Therapeutics, Inc. (a)	12,779	104,660
Akorn, Inc. (a)	13,720	48,294
Alector, Inc. (a) (b)	854	15,987
Amneal Pharmaceuticals, Inc. (a)	13,158	186,449
Amphastar Pharmaceuticals, Inc. (a)	5,245	107,155
Ampio Pharmaceuticals, Inc. (a) (b)	17,271	9,706
Anika Therapeutics, Inc. (a)	2,039	61,659
Antares Pharma, Inc. (a)	21,720	65,812
Apellis Pharmaceuticals, Inc. (a)	5,374	104,793
Aquestive Therapeutics, Inc. (a)	1,750	12,093
Array BioPharma, Inc. (a)	31,739	773,797
Arvinas Holding Co. LLC (a) (b)	1,143	16,871
Assertio Therapeutics, Inc. (a)	8,604	43,622
Athenex, Inc. (a)	6,566	80,433
Athersys, Inc. (a) (b)	17,362	26,043
Bellicum Pharmaceuticals, Inc. (a)	6,003	20,230
BioScrip, Inc. (a)	18,752	37,504
BioSpecifics Technologies Corp. (a)	856	53,354
Catalyst Biosciences, Inc. (a)	1,662	13,479
Catalyst Pharmaceuticals, Inc. (a) (b)	14,490	73,899
Chimerix, Inc. (a)	7,940	16,674
Clovis Oncology, Inc. (a)	7,201	178,729
Coherus Biosciences, Inc. (a)	7,737	105,533
Collegium Pharmaceutical, Inc. (a)	4,352	65,889
Concert Pharmaceuticals, Inc. (a)	3,172	38,286
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,267	57,456
Corcept Therapeutics, Inc. (a)	14,766	173,353
Corvus Pharmaceuticals, Inc. (a)	1,943	7,811
Cytokinetics, Inc. (a)	6,774	54,802
Dermira, Inc. (a)	5,184	70,243
Diplomat Pharmacy, Inc. (a)	8,619	50,076
Dova Pharmaceuticals, Inc. (a) (b)	1,766	15,700
Durect Corp. (a)	25,597	16,021
Eagle Pharmaceuticals, Inc. (a)	1,576	79,572
Eloxx Pharmaceuticals, Inc. (a) (b)	3,294	38,474
Enanta Pharmaceuticals, Inc. (a)	2,503	239,087
Endo International PLC (a)	33,507	269,061
Fennec Pharmaceuticals, Inc. (a)	2,085	10,112
Flexion Therapeutics, Inc. (a) (b)	4,992	62,300
G1 Therapeutics, Inc. (a)	3,550	58,930
Global Blood Therapeutics, Inc. (a)	8,046	425,875
Gritstone Oncology, Inc. (a) (b)	1,015	13,500
Harpoon Therapeutics, Inc. (a)	410	3,883
Heron Therapeutics, Inc. (a)	10,302	251,781
Heska Corp. (a)	1,027	87,418
Horizon Pharma PLC (a)	27,081	715,751
Immune Design Corp. (a)	5,115	29,923
Insys Therapeutics, Inc. (a) (b)	3,812	17,611
Intellia Therapeutics, Inc. (a) (b)	4,989	85,212

	Number of Shares	Value
Intra-Cellular Therapies, Inc. (a)	6,658	$81,094
Ironwood Pharmaceuticals, Inc. (a)	21,060	284,942
Jounce Therapeutics, Inc. (a)	2,327	14,427
Kadmon Holdings, Inc. (a) (b)	14,804	39,083
Kala Pharmaceuticals, Inc. (a)	2,340	19,352
Kodiak Sciences, Inc. (a)	1,395	9,109
Kura Oncology, Inc. (a)	4,193	69,562
La Jolla Pharmaceutical Co. (a) (b)	3,097	19,914
Lannett Co., Inc. (a)	4,512	35,509
Madrigal Pharmaceuticals, Inc. (a) (b)	1,033	129,394
Mallinckrodt PLC (a)	12,285	267,076
MannKind Corp. (a) (b)	24,657	48,574
Marinus Pharmaceuticals, Inc. (a)	7,184	30,029
MediciNova, Inc. (a) (b)	5,902	48,869
Melinta Therapeutics, Inc. (a) (b)	1,046	3,713
Mersana Therapeutics, Inc. (a)	1,743	9,168
Minerva Neurosciences, Inc. (a)	4,589	36,070
Mirati Therapeutics, Inc. (a)	3,221	236,099
Momenta Pharmaceuticals, Inc. (a)	14,651	212,879
MyoKardia, Inc. (a)	5,090	264,629
Natural Grocers by Vitamin Cottage, Inc. (a)	1,295	15,475
Natural Health Trends Corp.	1,035	13,414
Nature’s Sunshine Products, Inc. (a)	1,372	12,746
Neogen Corp. (a)	7,548	433,180
Neos Therapeutics, Inc. (a) (b)	6,919	18,059
Ocular Therapeutix, Inc. (a) (b)	5,685	22,569
Odonate Therapeutics, Inc. (a) (b)	1,098	24,277
Optinose, Inc. (a) (b)	2,855	29,406
Owens & Minor, Inc.	8,968	36,769
Pacira Pharmaceuticals, Inc. (a)	5,953	226,571
Paratek Pharmaceuticals, Inc. (a) (b)	4,705	25,219
Phibro Animal Health Corp. Class A	3,038	100,254
Portola Pharmaceuticals, Inc. (a) (b)	9,752	338,394
Prestige Consumer Healthcare, Inc. (a)	7,753	231,892
Principia Biopharma, Inc. (a)	839	28,526
Progenics Pharmaceuticals, Inc. (a)	12,483	57,921
Proteostasis Therapeutics, Inc. (a) (b)	5,039	6,349
Ra Pharmaceuticals, Inc. (a)	2,833	63,459
Reata Pharmaceuticals, Inc. Class A (a)	2,826	241,538
Recro Pharma, Inc. (a)	2,732	16,010
Revance Therapeutics, Inc. (a)	5,798	91,376
Rhythm Pharmaceuticals, Inc. (a)	2,252	61,727
scPharmaceuticals, Inc. (a) (b)	1,024	3,072
Senseonics Holdings, Inc. (a) (b)	12,612	30,899
Seres Therapeutics, Inc. (a) (b)	3,151	21,647
SIGA Technologies, Inc. (a)	8,108	48,729
Spero Therapeutics, Inc. (a)	1,224	15,679
Spring Bank Pharmaceuticals, Inc. (a)	2,097	21,998
Supernus Pharmaceuticals, Inc. (a)	7,321	256,528
Sutro Biopharma, Inc. (a)	934	10,638
Syros Pharmaceuticals, Inc. (a)	3,671	33,553
Teligent, Inc. (a) (b)	6,284	7,289

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tetraphase Pharmaceuticals, Inc. (a)	7,334	$9,828
TG Therapeutics, Inc. (a) (b)	9,296	74,740
TherapeuticsMD, Inc. (a) (b)	27,721	135,001
Tricida, Inc. (a)	2,712	104,737
Unum Therapeutics, Inc. (a)	2,799	12,288
USANA Health Sciences, Inc. (a)	1,915	160,611
Vanda Pharmaceuticals, Inc. (a)	7,764	142,858
Verrica Pharmaceuticals, Inc. (a) (b)	1,650	17,837
Vital Therapies, Inc. (a) (b)	4,596	906
Voyager Therapeutics, Inc. (a)	3,154	60,368
Xencor, Inc. (a)	7,069	219,563
Xeris Pharmaceuticals, Inc. (a)	3,116	31,285
Zafgen, Inc. (a)	4,503	12,338
Zogenix, Inc. (a) (b)	6,290	346,013

		11,367,840

		68,076,573

Energy — 3.8%
Coal — 0.4%
Advanced Emissions Solutions, Inc.	2,725	31,501
Arch Coal, Inc. Class A	2,611	238,306
CONSOL Energy, Inc. (a)	4,151	142,047
Hallador Energy Co.	2,483	13,061
NACCO Industries, Inc. Class A	614	23,467
Peabody Energy Corp.	11,736	332,481
Ramaco Resources, Inc. (a)	1,008	5,846
SunCoke Energy, Inc. (a)	9,662	82,030
Warrior Met Coal, Inc.	6,515	198,056

		1,066,795

Energy – Alternate Sources — 0.4%
Amyris, Inc. (a) (b)	5,270	11,014
Clean Energy Fuels Corp. (a)	20,669	63,867
Enphase Energy, Inc. (a) (b)	12,918	119,233
FuelCell Energy, Inc. (a) (b)	15,212	3,745
FutureFuel Corp.	3,848	51,563
Green Plains, Inc.	5,979	99,730
Pattern Energy Group, Inc. Class A	12,082	265,804
Plug Power, Inc. (a) (b)	32,117	77,081
Renewable Energy Group, Inc. (a) (b)	5,579	122,515
REX American Resources Corp. (a)	830	66,906
Sunrun, Inc. (a)	14,602	205,304
TerraForm Power, Inc. Class A	11,085	152,308
TPI Composites, Inc. (a)	2,235	63,966
Vivint Solar, Inc. (a) (b)	5,987	29,756

		1,332,792

Oil & Gas — 1.7%
Abraxas Petroleum Corp. (a)	23,953	29,941
Adams Resources & Energy, Inc.	294	11,484
Alta Mesa Resources, Inc. (a) (b)	15,093	4,006
Approach Resources Inc. (a) (b)	6,715	2,375
Berry Petroleum Corp.	8,389	96,809
Bonanza Creek Energy, Inc. (a)	2,813	63,827

	Number of Shares	Value
California Resources Corp. (a)	6,835	$175,728
Callon Petroleum Co. (a)	34,099	257,447
Carrizo Oil & Gas, Inc. (a)	13,214	164,779
CVR Energy, Inc.	2,715	111,858
Delek US Holdings, Inc.	12,227	445,307
Denbury Resources, Inc. (a)	69,547	142,571
Diamond Offshore Drilling, Inc. (a) (b)	9,885	103,694
Earthstone Energy, Inc. Class A (a)	2,818	19,951
EP Energy Corp. Class A (a) (b)	6,853	1,782
Evolution Petroleum Corp.	3,710	25,043
Goodrich Petroleum Corp. (a)	1,370	18,632
Gulfport Energy Corp. (a)	26,396	211,696
Halcon Resources Corp. (a) (b)	19,665	26,548
HighPoint Resources Corp. (a)	16,224	35,855
Isramco, Inc. (a)	100	11,300
Jagged Peak Energy, Inc. (a)	9,813	102,742
Laredo Petroleum, Inc. (a)	23,874	73,771
Lilis Energy, Inc. (a)	6,364	7,446
Mammoth Energy Services, Inc. (b)	1,855	30,886
Matador Resources Co. (a)	15,770	304,834
Midstates Petroleum Co., Inc. (a)	2,099	20,507
Montage Resources Corp. (a) (b)	938	14,108
Murphy USA, Inc. (a)	4,500	385,290
Noble Corp. PLC (a)	37,451	107,484
Northern Oil and Gas, Inc. (a)	29,013	79,496
Oasis Petroleum, Inc. (a)	40,727	245,991
Panhandle Oil & Gas, Inc. Class A	2,306	36,204
Par Pacific Holdings, Inc. (a)	4,757	84,722
PDC Energy, Inc. (a)	9,944	404,522
Penn Virginia Corp. (a)	1,892	83,437
Quintana Energy Services, Inc. (a)	799	3,452
Ring Energy, Inc. (a)	8,499	49,889
Rosehill Resources, Inc. (a)	56	190
Rowan Cos. PLC Class A (a)	18,994	204,945
SandRidge Energy, Inc. (a)	4,462	35,785
SilverBow Resources, Inc. (a)	1,011	23,253
Southwestern Energy Co. (a)	88,430	414,737
SRC Energy, Inc. (a)	36,588	187,331
Talos Energy, Inc. (a)	2,997	79,600
Tellurian, Inc. (a) (b)	12,670	141,904
Trecora Resources (a)	3,148	28,615
Ultra Petroleum Corp. (a) (b)	24,514	14,954
Unit Corp. (a)	7,921	112,795
W&T Offshore, Inc. (a)	13,805	95,254
Zion Oil & Gas, Inc. (a) (b)	7,460	5,632

		5,340,409

Oil & Gas Services — 1.2%
Archrock, Inc.	19,211	187,884
Basic Energy Services, Inc. (a)	2,747	10,439
Bristow Group, Inc. (a) (b)	4,892	5,430
C&J Energy Services, Inc. (a)	9,588	148,806
CARBO Ceramics, Inc. (a) (b)	3,211	11,238
Dawson Geophysical Co. (a)	2,959	8,670

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DMC Global, Inc.	2,131	$105,783
Dril-Quip, Inc. (a)	5,383	246,810
Era Group, Inc. (a)	3,163	36,501
Exterran Corp. (a)	4,806	80,981
Flotek Industries, Inc. (a)	8,410	27,248
Forum Energy Technologies, Inc. (a)	11,975	61,192
Frank’s International NV (a)	11,008	68,360
FTS International, Inc. (a)	4,902	49,020
Helix Energy Solutions Group, Inc. (a)	21,238	167,993
Independence Contract Drilling, Inc. (a)	7,216	19,988
ION Geophysical Corp. (a)	1,686	24,346
Keane Group, Inc. (a)	7,720	84,071
Key Energy Services, Inc. (a)	1,528	6,204
KLX Energy Services Holdings, Inc. (a)	2,971	74,691
Liberty Oilfield Services, Inc. Class A (b)	6,604	101,636
Matrix Service Co. (a)	3,949	77,321
McDermott International, Inc. (a)	27,103	201,646
MRC Global, Inc. (a)	12,705	222,083
Natural Gas Services Group, Inc. (a)	1,958	33,893
NCS Multistage Holdings, Inc. (a)	1,448	7,501
Newpark Resources, Inc. (a)	13,329	122,094
Nine Energy Service, Inc. (a)	2,215	50,170
NOW, Inc. (a)	16,092	224,644
Nuverra Environmental Solutions, Inc. (a) (b)	270	2,403
Oceaneering International, Inc. (a)	14,736	232,387
Oil States International, Inc. (a)	9,007	152,759
Pioneer Energy Services Corp. (a)	11,015	19,497
Profire Energy, Inc. (a)	3,314	5,932
ProPetro Holding Corp. (a)	10,557	237,955
Select Energy Services, Inc. Class A (a)	7,044	84,669
Smart Sand, Inc. (a) (b)	3,094	13,768
Solaris Oilfield Infrastructure, Inc. Class A (b)	3,992	65,628
Superior Energy Services, Inc. (a)	23,318	108,895
TETRA Technologies, Inc. (a)	17,966	42,040
Thermon Group Holdings, Inc. (a)	4,818	118,089
US Silica Holdings, Inc.	11,837	205,490

		3,756,155

Pipelines — 0.1%
NextDecade Corp. (a) (b)	1,074	5,929
SemGroup Corp. Class A	11,979	176,570

		182,499

		11,678,650

Financial — 24.4%
Banks — 8.7%
The The Bank of Princeton	884	28,049

	Number of Shares	Value
1st Constitution Bancorp	1,192	$21,182
1st Source Corp.	2,338	105,000
ACNB Corp.	1,010	37,370
Allegiance Bancshares, Inc. (a)	1,736	58,538
Amalgamated Bank Class A	1,735	27,153
American National Bankshares, Inc.	1,201	41,939
Ameris Bancorp	6,400	219,840
Ames National Corp.	1,271	34,838
Arrow Financial Corp.	1,823	59,958
Atlantic Capital Bancshares, Inc. (a)	3,741	66,702
Auburn National Bancorporation, Inc. (b)	332	13,091
BancFirst Corp.	2,688	140,179
Banco Latinoamericano de Comercio Exterior SA	4,556	90,756
The Bancorp, Inc. (a)	7,774	62,814
BancorpSouth Bank	14,184	400,272
Bank of Commerce Holdings	2,200	23,210
Bank of Marin Bancorp	2,028	82,519
The Bank of NT Butterfield & Son Ltd.	8,402	301,464
Bank7 Corp. (a)	504	8,754
Bankwell Financial Group, Inc.	889	25,941
Banner Corp.	4,840	262,183
Bar Harbor Bankshares	2,256	58,363
Baycom Corp. (a)	1,549	35,069
BCB Bancorp, Inc.	2,161	28,957
Blue Hills Bancorp, Inc.	3,394	81,117
Bridge Bancorp, Inc.	2,463	72,166
Bridgewater Bancshares, Inc. (a)	3,412	35,178
Bryn Mawr Bank Corp.	3,033	109,582
Business First Bancshares, Inc.	1,576	38,675
Byline Bancorp, Inc. (a)	2,454	45,350
C&F Financial Corp.	489	24,743
Cadence BanCorp	18,002	333,937
Cambridge Bancorp	550	45,567
Camden National Corp.	2,292	95,622
Capital Bancorp, Inc. /MD (a)	940	10,923
Capital City Bank Group, Inc.	1,719	37,440
Capstar Financial Holdings, Inc.	1,164	16,808
Carolina Financial Corp.	3,199	110,653
Cathay General Bancorp	11,631	394,407
CB Financial Services, Inc.	656	15,567
CBTX, Inc.	2,688	87,279
CenterState Bank Corp.	13,819	329,030
Central Pacific Financial Corp.	4,299	123,983
Central Valley Community Bancorp	1,700	33,235
Century Bancorp, Inc. Class A	435	31,755
Chemical Financial Corp.	10,695	440,206
Chemung Financial Corp.	491	23,043
Citizens & Northern Corp.	1,792	44,872
City Holding Co.	2,399	182,780
Civista Bancshares, Inc.	2,160	47,153
CNB Financial Corp.	2,152	54,381

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coastal Financial Corp. (a)	1,123	$19,080
Codorus Valley Bancorp, Inc.	1,345	28,716
Columbia Banking System, Inc.	10,953	358,054
Community Bank System, Inc.	7,525	449,769
The Community Financial Corp.	681	19,320
Community Trust Bancorp, Inc.	2,317	95,136
ConnectOne Bancorp, Inc.	4,600	90,620
County Bancorp, Inc.	767	13,499
Customers Bancorp, Inc. (a)	4,352	79,685
CVB Financial Corp.	16,874	355,198
Eagle Bancorp, Inc. (a)	4,761	239,002
Enterprise Bancorp, Inc.	1,444	41,486
Enterprise Financial Services Corp.	3,377	137,680
Equity Bancshares, Inc. Class A (a)	1,996	57,485
Esquire Financial Holdings, Inc. (a)	977	22,237
Evans Bancorp, Inc.	689	24,563
Farmers & Merchants Bancorp, Inc. /Archbold OH (b)	1,323	39,822
Farmers National Banc Corp.	3,789	52,250
FB Financial Corp.	2,511	79,749
Fidelity D&D Bancorp, Inc.	449	26,545
Fidelity Southern Corp.	3,329	91,181
Financial Institutions, Inc.	2,268	61,644
First Bancorp	4,428	153,917
First BanCorp	31,990	366,605
First Bancorp, Inc.	1,506	37,530
The First Bancshares, Inc.	1,842	56,918
First Bank/Hamilton NJ	2,336	26,934
First Busey Corp.	6,520	159,088
First Business Financial Services, Inc.	1,227	24,565
First Choice Bancorp	1,316	28,294
First Commonwealth Financial Corp.	14,719	185,459
First Community Bancshares, Inc.	2,344	77,680
First Community Corp/SC	1,102	21,015
First Financial Bancorp	14,305	344,178
First Financial Bankshares, Inc.	9,750	563,355
First Financial Corp.	1,829	76,818
First Foundation, Inc.	5,687	77,173
First Guaranty Bancshares, Inc.	731	14,986
First Internet Bancorp	1,451	28,048
First Interstate BancSystem, Inc. Class A	4,948	197,029
First Merchants Corp.	7,462	274,975
First Mid-Illinois Bancshares, Inc.	1,887	62,875
First Midwest Bancorp, Inc.	15,917	325,662
First Northwest Bancorp	1,354	21,082
The First of Long Island Corp.	3,765	82,566
First United Corp.	958	16,535
Flagstar Bancorp, Inc.	4,464	146,955
Franklin Financial Network, Inc.	1,988	57,672
Fulton Financial Corp.	25,005	387,077
FVCBankcorp, Inc. (a)	272	4,600
German American Bancorp Inc.	3,458	101,665
Glacier Bancorp, Inc.	12,741	510,532

	Number of Shares	Value
Great Southern Bancorp, Inc.	1,637	$84,960
Great Western Bancorp, Inc.	8,588	271,295
Guaranty Bancshares, Inc.	1,157	33,808
Hancock Whitney Corp.	12,776	516,150
Hanmi Financial Corp.	4,575	97,310
HarborOne Bancorp, Inc. (a)	2,195	37,754
Heartland Financial USA, Inc.	4,438	189,281
Heritage Commerce Corp.	5,887	71,233
Heritage Financial Corp.	5,539	166,945
Hilltop Holdings, Inc.	10,703	195,330
Home BancShares, Inc.	23,560	413,949
HomeStreet, Inc. (a)	3,728	98,233
Hope Bancorp, Inc.	18,194	237,978
Horizon Bancorp, Inc.	5,534	89,042
Howard Bancorp, Inc. (a)	2,076	30,746
IBERIABANK Corp.	8,315	596,269
Independent Bank Corp.	3,229	69,423
Independent Bank Corp.	4,169	337,731
Independent Bank Group, Inc.	4,936	253,167
International Bancshares Corp.	8,339	317,132
Investar Holding Corp.	1,307	29,682
Kearny Financial Corp.	13,295	171,107
Lakeland Bancorp, Inc.	6,695	99,956
Lakeland Financial Corp.	3,681	166,455
LCNB Corp.	1,363	23,375
LegacyTexas Financial Group, Inc.	7,116	266,067
Level One Bancorp, Inc. (b)	764	17,771
Live Oak Bancshares, Inc. (b)	3,771	55,094
Luther Burbank Corp.	3,044	30,744
Macatawa Bank Corp.	3,879	38,557
MBT Financial Corp.	2,714	27,194
Mercantile Bank Corp.	2,396	78,397
Merchants Bancorp	2,399	51,578
Metropolitan Bank Holding Corp. (a)	985	34,268
Mid Penn Bancorp, Inc.	661	16,195
Middlefield Banc Corp.	439	18,091
Midland States Bancorp, Inc.	3,127	75,236
MidSouth Bancorp, Inc.	2,180	24,874
MidWestOne Financial Group, Inc.	1,647	44,881
MVB Financial Corp.	1,296	19,764
National Bank Holdings Corp. Class A	4,346	144,548
National Bankshares, Inc.	993	42,550
National Commerce Corp. (a)	2,706	106,102
NBT Bancorp, Inc.	6,454	232,409
Nicolet Bankshares, Inc. (a)	1,196	71,282
Northeast Bancorp	1,169	24,175
Northrim BanCorp, Inc.	1,002	34,489
Norwood Financial Corp.	821	25,320
Oak Valley Bancorp (b)	974	17,181
OFG Bancorp	6,556	129,743
Ohio Valley Banc Corp.	666	24,076
Old Line Bancshares, Inc.	2,315	57,713
Old National Bancorp	22,625	371,050

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Old Second Bancorp, Inc.	4,338	$54,615
OP Bancorp	1,737	15,199
Opus Bank	2,945	58,311
Origin Bancorp, Inc.	2,678	91,186
Orrstown Financial Services, Inc.	1,129	20,988
Pacific City Financial Corp.	1,734	30,258
Pacific Mercantile Bancorp (a)	2,398	18,273
Park National Corp.	2,084	197,459
Parke Bancorp, Inc.	973	20,326
PCSB Financial Corp.	2,448	47,907
Peapack Gladstone Financial Corp.	2,848	74,675
Penns Woods Bancorp, Inc.	699	28,729
People’s Utah Bancorp	2,272	59,913
Peoples Bancorp of North Carolina, Inc.	670	17,822
Peoples Bancorp, Inc.	2,625	81,296
Peoples Financial Services Corp.	1,031	46,642
Ponce de Leon Federal Bank (a)	1,242	17,326
Preferred Bank	2,130	95,786
Premier Financial Bancorp, Inc.	1,760	27,650
Provident Bancorp, Inc. (a)	607	13,749
QCR Holdings, Inc.	1,930	65,466
RBB Bancorp	2,047	38,484
Reliant Bancorp, Inc.	1,530	34,150
Renasant Corp.	7,286	246,631
Republic Bancorp, Inc. Class A	1,440	64,397
Republic First Bancorp, Inc. (a)	6,549	34,382
S&T Bancorp, Inc.	5,209	205,912
Sandy Spring Bancorp, Inc.	5,249	164,189
SB One Bancorp	1,094	23,762
Seacoast Banking Corp. of Florida (a)	6,936	182,764
Select Bancorp, Inc. (a)	2,285	25,980
ServisFirst Bancshares, Inc.	7,033	237,434
Shore Bancshares, Inc.	1,877	27,986
Sierra Bancorp	2,092	50,836
Simmons First National Corp. Class A	13,555	331,826
SmartFinancial, Inc. (a)	1,715	32,431
South State Corp.	5,342	365,072
Southern First Bancshares, Inc. (a)	1,037	35,123
Southern National Bancorp of Virginia, Inc.	2,914	42,690
Southside Bancshares, Inc.	4,808	159,770
Spirit of Texas Bancshares, Inc. (a)	1,536	32,563
Sterling Bancorp, Inc.	3,243	32,884
Stock Yards Bancorp, Inc.	3,287	111,133
Summit Financial Group, Inc.	1,738	46,074
Tompkins Financial Corp.	2,243	170,625
Towne Bank	9,884	244,629
TriCo Bancshares	3,864	151,817
TriState Capital Holdings, Inc. (a)	3,642	74,406
Triumph Bancorp, Inc. (a)	3,740	109,919
TrustCo Bank Corp NY	13,936	108,143
Trustmark Corp.	9,797	329,473
UMB Financial Corp.	6,829	437,329

	Number of Shares	Value
Union Bankshares Corp.	11,545	$373,250
Union Bankshares, Inc.	590	26,686
United Bankshares, Inc.	14,772	535,337
United Community Banks, Inc.	11,842	295,221
United Security Bancshares/Fresno CA	1,877	19,896
Unity Bancorp, Inc.	1,170	22,090
Univest Corp. of Pennsylvania	4,293	105,007
Valley National Bancorp	48,372	463,404
Veritex Holdings, Inc.	6,679	161,765
Walker & Dunlop, Inc.	4,183	212,957
Washington Trust Bancorp, Inc.	2,239	107,808
WesBanco, Inc.	7,900	314,025
West Bancorporation, Inc.	2,344	48,474
Westamerica Bancorp.	3,894	240,649
Western New England Bancorp, Inc.	3,849	35,526

		26,790,247

Diversified Financial Services — 2.3%
Aircastle Ltd.	8,221	166,393
Altisource Portfolio Solutions SA (a) (b)	1,480	35,032
Artisan Partners Asset Management, Inc. Class A	7,256	182,634
Ashford, Inc. (a)	108	5,997
Associated Capital Group, Inc. Class A (b)	370	14,637
Blucora, Inc. (a)	7,192	240,069
Boston Private Financial Holdings, Inc.	12,628	138,403
Cohen & Steers, Inc.	3,368	142,365
Columbia Financial, Inc. (a)	7,561	118,481
Cowen, Inc. (a)	4,130	59,844
Curo Group Holdings Corp. (a)	1,730	17,352
Deluxe Corp.	6,914	302,280
Diamond Hill Investment Group, Inc.	485	67,900
Elevate Credit, Inc. (a)	3,176	13,784
Ellie Mae, Inc. (a)	5,205	513,681
Encore Capital Group, Inc. (a)	3,942	107,341
Enova International, Inc. (a)	4,965	113,301
Federal Agricultural Mortgage Corp. Class C	1,347	97,563
Federated Investors, Inc. Class B	14,530	425,874
Focus Financial Partners, Inc. Class A (a)	3,971	141,526
Gain Capital Holdings, Inc. (b)	4,108	25,798
GAMCO Investors, Inc. Class A	717	14,698
Greenhill & Co., Inc.	2,601	55,947
Hamilton Lane, Inc. Class A	2,481	108,122
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,934	229,068
Houlihan Lokey, Inc.	5,096	233,652
Impac Mortgage Holdings, Inc. (a) (b)	1,367	5,359

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
INTL. FCStone, Inc. (a)	2,348	$91,008
Ladenburg Thalmann Financial Services, Inc.	14,866	42,071
LendingClub Corp. (a)	48,585	150,128
LendingTree, Inc. (a) (b)	1,195	420,114
Marlin Business Services Corp.	1,272	27,348
Meta Financial Group, Inc.	4,273	84,093
Moelis & Co. Class A	6,665	277,331
Mr Cooper Group, Inc. (a)	11,244	107,830
Nelnet, Inc. Class A	2,813	154,912
Ocwen Financial Corp. (a)	17,120	31,158
On Deck Capital, Inc. (a)	7,665	41,544
Oppenheimer Holdings, Inc. Class A	1,453	37,807
PennyMac Financial Services, Inc.	2,923	65,008
Piper Jaffray Cos.	2,167	157,823
PJT Partners, Inc. Class A	3,020	126,236
PRA Group, Inc. (a)	6,750	180,967
Pzena Investment Management, Inc. Class A	2,529	20,460
Regional Management Corp. (a)	1,393	34,017
Siebert Financial Corp. (a)	1,039	12,271
Silvercrest Asset Management Group, Inc. Class A	1,170	16,672
Stifel Financial Corp.	10,414	549,443
Virtus Investment Partners, Inc.	1,012	98,721
Waddell & Reed Financial, Inc. Class A	11,241	194,357
WageWorks, Inc. (a)	5,995	226,371
Westwood Holdings Group, Inc.	1,213	42,782
WisdomTree Investments, Inc.	17,732	125,188
World Acceptance Corp. (a)	914	107,057

		6,999,818

Insurance — 3.4%
Ambac Financial Group, Inc. (a)	6,853	124,176
American Equity Investment Life Holding Co.	13,411	362,365
AMERISAFE, Inc.	2,885	171,369
Argo Group International Holdings Ltd.	4,844	342,277
Citizens, Inc. (a) (b)	7,316	48,798
CNO Financial Group, Inc.	24,621	398,368
Crawford & Co. Class B	1,643	15,001
Donegal Group, Inc. Class A	1,319	17,741
eHealth, Inc. (a)	3,295	205,410
EMC Insurance Group, Inc.	1,368	43,612
Employers Holdings, Inc.	4,874	195,496
Enstar Group Ltd. (a)	1,798	312,852
Essent Group Ltd. (a)	14,422	626,636
FBL Financial Group, Inc. Class A	1,480	92,826
Fednat Holding Co.	1,743	27,958
FGL Holdings	22,123	174,108
Genworth Financial, Inc. Class A (a)	75,357	288,617
Global Indemnity Ltd.	1,259	38,248

	Number of Shares	Value
Goosehead Insurance, Inc. Class A (b)	1,465	$40,844
Greenlight Capital Re Ltd. Class A (a)	4,256	46,263
Hallmark Financial Services, Inc. (a)	1,911	19,874
HCI Group, Inc.	1,076	45,977
Health Insurance Innovations, Inc. Class A (a) (b)	1,972	52,889
Heritage Insurance Holdings, Inc.	3,003	43,844
Horace Mann Educators Corp.	6,217	218,901
Independence Holding Co.	708	24,957
Investors Title Co.	208	32,843
James River Group Holdings Ltd.	3,922	157,194
Kemper Corp.	7,924	603,333
Kingstone Cos., Inc.	1,501	22,125
Kinsale Capital Group, Inc.	2,911	199,607
Maiden Holdings Ltd.	9,814	7,289
MBIA, Inc. (a)	13,204	125,702
MGIC Investment Corp. (a)	53,299	703,014
National General Holdings Corp.	9,769	231,818
National Western Life Group, Inc. Class A	340	89,240
The Navigators Group, Inc.	3,097	216,387
NI Holdings, Inc. (a)	1,480	23,680
NMI Holdings, Inc. Class A (a)	9,401	243,204
Primerica, Inc.	6,482	791,776
ProAssurance Corp.	7,940	274,803
Protective Insurance Corp. Class B	1,447	26,798
Radian Group, Inc.	32,444	672,889
RLI Corp.	5,874	421,460
Safety Insurance Group, Inc.	2,224	193,799
Selective Insurance Group, Inc.	8,720	551,802
State Auto Financial Corp.	2,552	84,012
Stewart Information Services Corp.	3,528	150,610
Third Point Reinsurance Ltd. (a)	11,084	115,052
Tiptree, Inc.	3,920	24,814
Trupanion, Inc. (a) (b)	3,852	126,115
United Fire Group, Inc.	3,185	139,216
United Insurance Holdings Corp.	3,068	48,781
Universal Insurance Holdings, Inc.	4,784	148,304

		10,405,074

Investment Companies — 0.1%
B. Riley Financial, Inc.	3,059	51,055
BrightSphere Investment Group PLC	12,160	164,889

		215,944

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	18,887	403,993
Safeguard Scientifics, Inc. (a)	2,784	30,206

		434,199

Real Estate — 0.6%
Alexander & Baldwin, Inc.	10,192	259,285
American Realty Investors, Inc. (a) (b)	291	3,521

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consolidated-Tomoka Land Co.	561	$33,127
Cushman & Wakefield PLC (a)	9,560	170,168
Farmland Partners, Inc. (b)	4,376	28,006
Forestar Group, Inc. (a)	1,557	26,921
FRP Holdings, Inc. (a)	1,055	50,186
Griffin Industrial Realty, Inc.	149	5,193
HFF, Inc. Class A	5,673	270,886
Legacy Housing Corp. (a) (b)	696	8,282
Marcus & Millichap, Inc. (a)	2,903	118,239
Maui Land & Pineapple Co., Inc. (a)	1,071	12,242
McGrath RentCorp	3,599	203,595
Newmark Group, Inc. Class A	22,586	188,367
RE/MAX Holdings, Inc. Class A	2,719	104,790
Redfin Corp. (a) (b)	11,976	242,754
The RMR Group, Inc. Class A	1,050	64,029
Safehold, Inc.	1,210	26,390
Stratus Properties, Inc. (a)	900	23,769
Transcontinental Realty Investors, Inc. (a) (b)	221	6,904
Trinity Place Holdings, Inc. (a)	2,400	9,600
Whitestone REIT	5,868	70,533

		1,926,787

Real Estate Investment Trusts (REITS) — 7.6%
Acadia Realty Trust	12,052	328,658
AG Mortgage Investment Trust, Inc.	4,314	72,648
Agree Realty Corp.	5,046	349,890
Alexander’s, Inc.	319	119,998
American Assets Trust, Inc.	5,801	266,034
Americold Realty Trust	19,065	581,673
Anworth Mortgage Asset Corp.	14,468	58,451
Apollo Commercial Real Estate Finance, Inc.	18,507	336,827
Arbor Realty Trust, Inc. (b)	11,028	143,033
Ares Commercial Real Estate Corp.	3,979	60,441
Armada Hoffler Properties, Inc.	7,396	115,304
ARMOUR Residential REIT, Inc.	7,697	150,322
Ashford Hospitality Trust, Inc.	13,447	63,873
Blackstone Mortgage Trust, Inc. Class A	17,123	591,771
Bluerock Residential Growth REIT, Inc.	3,521	37,956
Braemar Hotels & Resorts, Inc.	4,356	53,187
BRT Apartments Corp.	1,412	19,599
Capstead Mortgage Corp.	12,842	110,313
CareTrust REIT, Inc.	12,546	294,329
Catchmark Timber Trust, Inc. Class A	7,354	72,216
CBL & Associates Properties, Inc. (b)	25,002	38,753
Cedar Realty Trust, Inc.	13,009	44,231
Chatham Lodging Trust	6,950	133,718
Cherry Hill Mortgage Investment Corp.	2,439	42,000
Chesapeake Lodging Trust	8,956	249,066

	Number of Shares	Value
City Office REIT, Inc.	5,785	$65,428
Clipper Realty, Inc.	2,210	29,592
Colony Credit Real Estate Inc.	12,760	199,822
Community Healthcare Trust, Inc.	2,679	96,149
CoreCivic, Inc.	17,816	346,521
CorEnergy Infrastructure Trust, Inc. (b)	1,766	64,900
CorePoint Lodging Inc.	6,156	68,763
Cousins Properties, Inc.	62,985	608,435
DiamondRock Hospitality Co.	31,188	337,766
Dynex Capital, Inc.	10,488	63,872
Easterly Government Properties, Inc.	9,185	165,422
EastGroup Properties, Inc.	5,272	588,566
Exantas Capital Corp.	4,542	48,281
First Industrial Realty Trust, Inc.	18,657	659,712
Four Corners Property Trust, Inc.	10,221	302,542
Franklin Street Properties Corp.	15,551	111,812
Front Yard Residential Corp.	7,327	67,921
The GEO Group, Inc.	18,031	346,195
Getty Realty Corp.	4,967	159,093
Gladstone Commercial Corp.	4,246	88,189
Gladstone Land Corp. (b)	2,232	28,235
Global Medical REIT, Inc.	3,435	33,732
Global Net Lease, Inc.	11,515	217,633
Great Ajax Corp.	2,316	31,822
Healthcare Realty Trust, Inc.	18,613	597,663
Hersha Hospitality Trust	5,287	90,619
Independence Realty Trust, Inc.	13,493	145,589
Industrial Logistics Properties Trust	9,775	197,162
InfraREIT, Inc. (a)	6,688	140,247
Innovative Industrial Properties, Inc. (b)	1,382	112,896
Invesco Mortgage Capital, Inc.	19,353	305,777
Investors Real Estate Trust	1,791	107,299
iStar, Inc.	9,639	81,160
Jernigan Capital, Inc.	2,841	59,775
Kite Realty Group Trust	12,522	200,227
KKR Real Estate Finance Trust, Inc.	3,164	63,343
Ladder Capital Corp.	13,823	235,267
Lexington Realty Trust	31,693	287,139
LTC Properties, Inc.	5,946	272,327
Mack-Cali Realty Corp.	13,536	300,499
MedEquities Realty Trust, Inc.	4,192	46,657
Monmouth Real Estate Investment Corp.	13,437	177,100
National Health Investors, Inc.	6,125	481,119
National Storage Affiliates Trust	8,564	244,160
New Senior Investment Group, Inc.	11,573	63,073
New York Mortgage Trust, Inc.	25,573	155,740
NexPoint Residential Trust, Inc.	2,828	108,426
NorthStar Realty Europe Corp.	6,670	115,791
One Liberty Properties, Inc.	2,326	67,454
Orchid Island Capital, Inc. (b)	7,385	48,593
Pebblebrook Hotel Trust	19,498	605,608
Pennsylvania REIT (b)	10,198	64,145
PennyMac Mortgage Investment Trust	9,031	187,032

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Physicians Realty Trust	27,404	$515,469
Piedmont Office Realty Trust, Inc. Class A	18,903	394,128
PotlatchDeltic Corp.	9,947	375,897
Preferred Apartment Communities, Inc. Class A	6,196	91,825
PS Business Parks, Inc.	2,983	467,824
QTS Realty Trust, Inc. Class A	7,630	343,274
Ready Capital Corp. REIT (b)	4,433	65,032
Redwood Trust, Inc.	14,306	231,042
Retail Opportunity Investments Corp.	16,943	293,792
Rexford Industrial Realty, Inc.	13,802	494,250
RLJ Lodging Trust	26,079	458,208
RPT Realty	11,996	144,072
Ryman Hospitality Properties, Inc.	6,718	552,488
Sabra Health Care REIT, Inc.	26,699	519,830
Saul Centers, Inc.	1,807	92,826
Seritage Growth Properties Class A (b)	4,930	219,089
Spirit MTA REIT	6,701	43,489
STAG Industrial, Inc.	14,706	436,033
Summit Hotel Properties, Inc.	15,649	178,555
Sunstone Hotel Investors, Inc.	34,207	492,581
Tanger Factory Outlet Centers, Inc. (b)	13,739	288,244
Terreno Realty Corp.	9,009	378,738
Tier REIT, Inc.	8,124	232,834
UMH Properties, Inc.	5,036	70,907
Universal Health Realty Income Trust	1,954	147,937
Urban Edge Properties	16,512	313,728
Urstadt Biddle Properties, Inc. Class A	4,398	90,775
Washington Prime Group, Inc. (b)	28,338	160,110
Washington Real Estate Investment Trust	11,975	339,850
Western Asset Mortgage Capital Corp.	6,915	70,740
Xenia Hotels & Resorts, Inc.	16,876	369,753

		23,499,901

REITS — 0.2%
Arlington Asset Investment Corp. Class A (b)	4,438	35,326
Essential Properties Realty Trust, Inc.	5,434	106,072
Granite Point Mortgage Trust, Inc.	7,579	140,742
Office Properties, Inc. ome Trust	7,215	199,423
TPG RE Finance Trust, Inc.	5,221	102,332

		583,895

Savings & Loans — 1.4%
Axos Financial, Inc. (a)	8,706	252,126
Banc of California, Inc.	6,572	90,956
BankFinancial Corp.	1,960	29,145
Berkshire Hills Bancorp, Inc.	6,160	167,798

	Number of Shares	Value
Brookline Bancorp, Inc.	11,959	$172,210
Capitol Federal Financial, Inc.	19,789	264,183
Community Bankers Trust Corp.	3,181	23,285
Dime Community Bancshares, Inc.	4,680	87,656
Entegra Financial Corp. (a)	1,031	23,146
ESSA Bancorp, Inc.	1,369	21,083
First Defiance Financial Corp.	3,004	86,335
First Financial Northwest, Inc.	1,180	18,585
First Savings Financial Group, Inc.	256	13,837
Flushing Financial Corp.	4,089	89,672
FS Bancorp, Inc.	555	28,016
Greene County Bancorp, Inc.	471	14,299
Hingham Institution for Savings	200	34,402
Home Bancorp Inc.	1,164	38,703
HomeTrust Bancshares, Inc.	2,547	64,184
Investors Bancorp, Inc.	35,609	421,967
Malvern Bancorp, Inc. (a)	1,109	22,313
Meridian Bancorp, Inc.	7,133	111,917
MutualFirst Financial, Inc.	853	25,564
Northfield Bancorp, Inc.	6,523	90,670
Northwest Bancshares, Inc.	14,401	244,385
OceanFirst Financial Corp.	7,179	172,727
Oconee Federal Financial Corp. (b)	264	6,867
Oritani Financial Corp.	5,797	96,404
Pacific Premier Bancorp, Inc.	6,886	182,686
Provident Financial Services, Inc.	9,234	239,068
Prudential Bancorp, Inc.	1,251	21,705
Riverview Bancorp, Inc.	3,191	23,326
SI Financial Group, Inc.	1,680	21,689
Southern Missouri Bancorp, Inc.	1,075	33,110
Territorial Bancorp, Inc.	1,127	30,328
Timberland Bancorp, Inc.	1,132	31,673
United Community Financial Corp.	7,247	67,759
United Financial Bancorp, Inc.	7,722	110,811
Washington Federal, Inc.	12,165	351,447
Waterstone Financial, Inc.	3,745	61,643
WSFS Financial Corp.	7,588	292,897

		4,180,577

		75,036,442

Industrial — 12.7%
Aerospace & Defense — 1.0%
AAR Corp.	4,975	161,737
Aerojet Rocketdyne Holdings, Inc. (a)	10,853	385,607
Aerovironment, Inc. (a)	3,167	216,654
Astronics Corp. (a)	3,166	103,591
Barnes Group, Inc.	7,153	367,736
Ducommun, Inc. (a)	1,582	68,849
Kaman Corp.	4,170	243,695
Kratos Defense & Security Solutions, Inc. (a)	13,319	208,176
Moog, Inc. Class A	4,815	418,664

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MSA Safety, Inc.	5,124	$529,822
National Presto Industries, Inc.	761	82,607
Triumph Group, Inc.	7,380	140,663
Wesco Aircraft Holdings, Inc. (a)	8,008	70,390

		2,998,191

Building Materials — 1.5%
AAON, Inc.	6,171	284,977
American Woodmark Corp. (a)	2,095	173,110
Apogee Enterprises, Inc.	4,014	150,485
Armstrong Flooring, Inc. (a)	3,167	43,071
Boise Cascade Co.	5,888	157,563
Builders FirstSource, Inc. (a)	16,891	225,326
Caesarstone Ltd. (b)	3,372	52,637
Continental Building Products, Inc. (a)	5,616	139,221
Forterra, Inc. (a) (b)	2,907	12,268
Gibraltar Industries, Inc. (a)	4,826	195,984
Griffon Corp.	5,339	98,665
JELD-WEN Holding, Inc. (a)	10,279	181,527
Louisiana-Pacific Corp.	21,316	519,684
Masonite International Corp. (a)	3,924	195,768
NCI Building Systems, Inc. (a)	6,309	38,863
Patrick Industries, Inc. (a)	3,492	158,257
PGT Innovations, Inc. (a)	8,575	118,764
Simpson Manufacturing Co., Inc.	6,204	367,711
SPX Corp. (a)	6,420	223,352
Summit Materials, Inc. Class A (a)	16,768	266,108
Trex Co., Inc. (a)	8,881	546,359
Universal Forest Products, Inc.	8,970	268,113
US Concrete, Inc. (a) (b)	2,395	99,201

		4,517,014

Electrical Components & Equipment — 0.7%
Belden, Inc.	6,051	324,939
Encore Wire Corp.	3,076	176,009
Energous Corp. (a) (b)	3,493	22,146
EnerSys	6,501	423,605
Generac Holdings, Inc. (a)	9,094	465,886
Graham Corp.	1,428	28,032
Insteel Industries, Inc.	2,695	56,379
nLight, Inc. (a)	3,391	75,551
Novanta, Inc. (a)	4,912	416,194
Powell Industries, Inc.	1,388	36,851
SunPower Corp. (a) (b)	9,204	59,918
Vicor Corp. (a)	2,589	80,311

		2,165,821

Electronics — 2.4%
Advanced Energy Industries, Inc. (a)	5,734	284,865
Alarm.com Holdings, Inc. (a)	4,675	303,407
Allied Motion Technologies, Inc.	1,031	35,446
Applied Optoelectronics, Inc. (a) (b)	2,781	33,928
Atkore International Group, Inc. (a)	5,821	125,326
Badger Meter, Inc.	4,262	237,138

	Number of Shares	Value
Bel Fuse, Inc. Class B	1,473	$37,237
Benchmark Electronics, Inc.	6,631	174,064
Brady Corp. Class A	7,129	330,857
Comtech Telecommunications Corp.	3,552	82,477
Control4 Corp. (a)	4,041	68,414
Digimarc Corp. (a) (b)	1,675	52,562
FARO Technologies, Inc. (a)	2,545	111,751
Fitbit, Inc. Class A (a) (b)	32,329	191,388
Fluidigm Corp. (a)	4,958	65,892
GoPro, Inc. Class A (a) (b)	17,395	113,068
II-VI, Inc. (a)	9,418	350,726
IntriCon Corp. (a)	1,139	28,566
Itron, Inc. (a)	5,067	236,376
KEMET Corp.	8,544	144,992
Kimball Electronics, Inc. (a)	3,737	57,886
Knowles Corp. (a)	13,197	232,663
Mesa Laboratories, Inc.	501	115,480
Napco Security Technologies, Inc. (a)	1,750	36,295
NVE Corp.	712	69,698
OSI Systems, Inc. (a)	2,500	219,000
Park Electrochemical Corp.	2,887	45,326
Plexus Corp. (a)	4,595	280,065
Sanmina Corp. (a)	10,132	292,308
SMART Global Holdings, Inc. (a)	1,954	37,517
Stoneridge, Inc. (a)	4,080	117,749
SYNNEX Corp.	6,242	595,424
Tech Data Corp. (a)	5,591	572,574
TTM Technologies, Inc. (a)	14,173	166,249
Turtle Beach Corp. (a) (b)	1,287	14,620
Vishay Intertechnology, Inc.	19,865	366,907
Vishay Precision Group, Inc. (a)	1,555	53,197
Watts Water Technologies, Inc. Class A	4,152	335,565
Woodward, Inc.	8,052	764,054
ZAGG, Inc. (a)	3,975	36,053

		7,417,110

Engineering & Construction — 1.3%
Aegion Corp. (a)	4,792	84,195
Argan, Inc.	2,175	108,641
Comfort Systems USA, Inc.	5,485	287,359
Dycom Industries, Inc. (a)	4,569	209,900
EMCOR Group, Inc.	8,602	628,634
Exponent, Inc.	7,743	446,926
Granite Construction, Inc.	6,587	284,229
Great Lakes Dredge & Dock Corp. (a)	8,564	76,305
IES Holdings, Inc. (a)	1,207	21,448
Infrastructure and Energy Alternatives, Inc. (a)	2,406	12,607
Iteris, Inc. (a)	3,850	16,055
KBR, Inc.	21,145	403,658
MasTec, Inc. (a)	9,521	457,960
Mistras Group, Inc. (a)	2,634	36,376

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MYR Group, Inc. (a)	2,397	$83,008
NV5 Global, Inc. (a)	1,436	85,241
Orion Group Holdings, Inc. (a)	4,005	11,695
Primoris Services Corp.	6,345	131,215
Sterling Construction Co., Inc. (a)	3,939	49,316
TopBuild Corp. (a)	5,314	344,454
Tutor Perini Corp. (a)	5,683	97,293
VSE Corp.	1,361	42,980
Willscot Corp. (a)	5,885	65,265

		3,984,760

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	10,832	303,296
AquaVenture Holdings Ltd. (a)	1,635	31,637
Casella Waste Systems, Inc. Class A (a)	6,550	232,918
CECO Environmental Corp. (a)	4,500	32,400
Charah Solutions, Inc. (a)	1,134	7,258
Covanta Holding Corp.	17,596	304,587
Energy Recovery, Inc. (a) (b)	5,342	46,636
Evoqua Water Technologies Corp. (a)	11,449	144,028
Heritage-Crystal Clean, Inc. (a)	2,194	60,225
Pure Cycle Corp. (a)	2,550	25,143
Tetra Tech, Inc.	8,323	495,967
US Ecology, Inc.	3,314	185,518

		1,869,613

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,947	354,922
Kennametal, Inc.	12,219	449,048
Milacron Holdings Corp. (a)	10,493	118,781

		922,751

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	3,389	127,969
Babcock & Wilcox Enterprises, Inc. (a) (b)	4,490	1,846
Hyster-Yale Materials Handling, Inc.	1,576	98,279

		228,094

Machinery – Diversified — 1.0%
Alamo Group, Inc.	1,458	145,713
Albany International Corp. Class A	4,289	307,049
Applied Industrial Technologies, Inc.	5,716	339,930
Briggs & Stratton Corp.	6,161	72,885
Cactus, Inc. Class A (a)	5,655	201,318
Chart Industries, Inc. (a)	4,618	418,021
Columbus McKinnon Corp.	3,334	114,523
CSW Industrials, Inc. (a)	2,240	128,330
DXP Enterprises, Inc. (a)	2,448	95,276
Eastman Kodak Co. (a) (b)	2,332	6,903
Gencor Industries, Inc. (a)	1,308	16,167
The Gorman-Rupp Co.	2,692	91,366
Hurco Cos., Inc.	915	36,902
Ichor Holdings Ltd. (a) (b)	3,337	75,349

	Number of Shares	Value
Kadant, Inc.	1,652	$145,310
Lindsay Corp.	1,623	157,090
Manitex International, Inc. (a)	2,034	15,560
The Manitowoc Co., Inc. (a)	5,414	88,844
Mueller Water Products, Inc. Class A	23,350	234,434
NN, Inc.	6,221	46,595
SPX FLOW, Inc. (a)	6,374	203,331
Tennant Co.	2,706	168,016
Twin Disc, Inc. (a)	1,391	23,160

		3,132,072

Metal Fabricate & Hardware — 0.8%
Advanced Drainage Systems, Inc.	5,497	141,658
AZZ, Inc.	3,910	160,036
CIRCOR International, Inc. (a)	2,421	78,925
The Eastern Co.	839	23,089
Global Brass & Copper Holdings, Inc.	3,240	111,585
Lawson Products, Inc. (a)	988	30,984
LB Foster Co. Class A (a)	1,499	28,211
Mueller Industries, Inc.	8,476	265,638
Northwest Pipe Co. (a)	1,449	34,776
Olympic Steel, Inc.	1,394	22,123
Omega Flex, Inc.	435	32,973
RBC Bearings, Inc. (a)	3,587	456,159
Rexnord Corp. (a)	15,665	393,818
Ryerson Holding Corp. (a)	2,418	20,698
Sun Hydraulics Corp.	4,378	203,621
TimkenSteel Corp. (a)	5,950	64,617
TriMas Corp. (a)	6,917	209,101
Worthington Industries, Inc.	6,136	228,995

		2,507,007

Miscellaneous – Manufacturing — 1.5%
Actuant Corp. Class A	9,202	224,253
Ambarella, Inc. (a) (b)	4,685	202,392
American Outdoor Brands Corp. (a)	8,161	76,224
Axon Enterprise, Inc. (a)	8,624	469,232
Chase Corp.	1,106	102,349
EnPro Industries, Inc.	3,088	199,022
ESCO Technologies, Inc.	3,839	257,328
Fabrinet (a)	5,441	284,891
Federal Signal Corp.	8,978	233,338
FreightCar America, Inc. (a)	1,840	11,334
GP Strategies Corp. (a)	1,831	22,247
Harsco Corp. (a)	12,021	242,343
Haynes International, Inc.	1,841	60,440
Hillenbrand, Inc.	9,397	390,258
John Bean Technologies Corp.	4,698	431,699
LSB Industries, Inc. (a)	3,071	19,163
Lydall, Inc. (a)	2,504	58,744
Myers Industries, Inc.	5,267	90,118
NL Industries, Inc. (a)	1,160	4,501
Proto Labs, Inc. (a)	4,067	427,604
Raven Industries, Inc.	5,422	208,042

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standex International Corp.	1,888	$138,579
Sturm, Ruger & Co., Inc.	2,540	134,671
Synalloy Corp.	1,358	20,642
Tredegar Corp.	3,848	62,107
Trinseo SA	6,411	290,418

		4,661,939

Packaging & Containers — 0.1%
Greif, Inc. Class A	3,853	158,936
Greif, Inc. Class B	819	40,041
Multi-Color Corp.	2,064	102,973
UFP Technologies, Inc. (a)	973	36,390

		338,340

Transportation — 1.2%
Air Transport Services Group, Inc. (a)	8,824	203,393
ArcBest Corp.	3,884	119,588
Ardmore Shipping Corp. (a)	4,958	30,541
Atlas Air Worldwide Holdings, Inc. (a)	3,571	180,550
Costamare, Inc.	7,843	40,784
Covenant Transportation Group, Inc. Class A (a)	1,830	34,733
CryoPort, Inc. (a) (b)	4,082	52,739
Daseke, Inc. (a)	6,093	31,013
DHT Holdings, Inc.	13,827	61,668
Dorian LPG Ltd. (a)	4,461	28,640
Eagle Bulk Shipping, Inc. (a)	6,970	32,411
Echo Global Logistics, Inc. (a)	4,268	105,761
Forward Air Corp.	4,317	279,439
Frontline Ltd. (a)	11,452	73,980
GasLog Ltd.	6,184	107,973
Genco Shipping & Trading Ltd. (a)	1,479	11,033
Golar LNG Ltd.	14,164	298,719
Heartland Express, Inc.	7,066	136,233
Hub Group, Inc. Class A (a)	4,867	198,817
International Seaways, Inc. (a)	3,253	55,756
Marten Transport Ltd.	5,970	106,445
Matson, Inc.	6,376	230,110
Nordic American Tankers Ltd.	20,731	41,877
Overseas Shipholding Group, Inc. Class A (a)	7,980	18,274
PAM Transportation Services, Inc. (a)	312	15,269
Park-Ohio Holdings Corp.	1,395	45,170
Radiant Logistics, Inc. (a)	5,892	37,120
Safe Bulkers, Inc. (a)	7,470	10,906
Saia, Inc. (a)	3,831	234,074
Scorpio Bulkers, Inc.	8,309	31,907
Scorpio Tankers, Inc.	6,937	137,630
SEACOR Holdings, Inc. (a)	2,599	109,886
Ship Finance International Ltd. (b)	12,340	152,276
Teekay Corp. (b)	10,009	39,235
Teekay Tankers Ltd. Class A	28,476	27,625
Tidewater, Inc. (a)	4,537	105,213
Universal Logistics Holdings, Inc.	1,225	24,108

	Number of Shares	Value
US Xpress Enterprises, Inc. Class A (a)	3,476	$22,976
USA Truck, Inc. (a)	1,297	18,729
Werner Enterprises, Inc.	6,972	238,094
YRC Worldwide, Inc. (a)	4,881	32,654

		3,763,349

Trucking & Leasing — 0.2%
GATX Corp.	5,635	430,345
General Finance Corp. (a)	1,608	15,003
The Greenbrier Cos., Inc.	4,780	154,059
Willis Lease Finance Corp. (a)	472	20,008

		619,415

		39,125,476

Technology — 10.5%
Computers — 2.7%
3D Systems Corp. (a)	16,505	177,594
Agilysys, Inc. (a)	2,311	48,924
CACI International, Inc. Class A (a)	3,687	671,108
Carbon Black, Inc. (a) (b)	5,696	79,459
Carbonite, Inc. (a)	4,797	119,014
Cray, Inc. (a)	6,122	159,478
Cubic Corp.	4,705	264,609
Diebold Nixdorf, Inc.	11,546	127,814
Electronics For Imaging, Inc. (a)	6,609	177,782
Exlservice Holdings, Inc. (a)	4,985	299,200
ForeScout Technologies, Inc. (a)	4,632	194,127
Insight Enterprises, Inc. (a)	5,253	289,230
The KeyW Holding Corp. (a)	7,499	64,641
Lumentum Holdings, Inc. (a)	11,427	646,083
MAXIMUS, Inc.	9,589	680,627
Maxwell Technologies, Inc. (a) (b)	6,155	27,513
Mercury Systems, Inc. (a)	7,050	451,764
Mitek Systems, Inc. (a)	5,062	61,959
MTS Systems Corp.	2,698	146,933
NetScout Systems, Inc. (a)	11,226	315,114
Onespan, Inc. (a)	4,790	92,064
PAR Technology Corp. (a)	1,719	42,047
Perspecta, Inc.	21,361	431,919
PlayAGS, Inc. (a)	3,297	78,897
Presidio, Inc.	6,151	91,035
Qualys, Inc. (a)	5,113	423,050
Rapid7, Inc. (a)	5,516	279,165
Rimini Street, Inc. (a)	1,375	6,875
Science Applications International Corp.	7,592	584,204
Stratasys Ltd. (a)	7,658	182,413
Sykes Enterprises, Inc. (a)	5,979	169,086
Tenable Holdings, Inc. (a) (b)	4,495	142,312
TTEC Holdings, Inc.	2,098	76,010
Unisys Corp. (a) (b)	7,505	87,583
USA Technologies, Inc. (a) (b)	8,406	34,885
Varonis Systems, Inc. (a)	4,219	251,579

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Virtusa Corp. (a)	4,302	$229,942
Vocera Communications, Inc. (a)	4,499	142,303
Vuzix Corp. (a) (b)	3,294	10,080

		8,358,422

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	28,462	195,534

Semiconductors — 2.6%
ACM Research, Inc. Class A (a)	1,332	20,553
Adesto Technologies Corp. (a) (b)	3,673	22,222
Alpha & Omega Semiconductor Ltd. (a)	2,980	34,300
Amkor Technology, Inc. (a)	15,478	132,182
Aquantia Corp. (a)	3,197	28,965
AVX Corp.	7,073	122,646
Axcelis Technologies, Inc. (a)	4,922	99,031
AXT, Inc. (a)	5,730	25,498
Brooks Automation, Inc.	10,400	305,032
Cabot Microelectronics Corp.	4,259	476,838
CEVA, Inc. (a)	3,278	88,375
Cirrus Logic, Inc. (a)	8,908	374,759
Cohu, Inc.	6,051	89,252
Cree, Inc. (a)	15,521	888,111
CTS Corp.	4,951	145,411
Diodes, Inc. (a)	6,067	210,525
Entegris, Inc.	21,297	760,090
FormFactor, Inc. (a)	11,175	179,806
Impinj, Inc. (a) (b)	2,412	40,413
Inphi Corp. (a)	6,556	286,759
Integrated Device Technology, Inc. (a)	19,421	951,435
Kopin Corp. (a)	8,282	11,098
Lattice Semiconductor Corp. (a)	17,693	211,077
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,883	115,015
MaxLinear, Inc. (a)	9,563	244,143
Nanometrics, Inc. (a)	3,447	106,443
Photronics, Inc. (a)	9,729	91,939
Power Integrations, Inc.	4,288	299,903
Rambus, Inc. (a)	16,096	168,203
Rudolph Technologies, Inc. (a)	4,675	106,590
Semtech Corp. (a)	9,769	497,340
Silicon Laboratories, Inc. (a)	6,433	520,172
Synaptics, Inc. (a)	5,237	208,171
Ultra Clean Holdings, Inc. (a)	5,657	58,550
Veeco Instruments, Inc. (a)	7,271	78,818
Xperi Corp.	7,257	169,814

		8,169,479

Software — 5.1%
ACI Worldwide, Inc. (a)	17,243	566,777
Allscripts Healthcare Solutions, Inc. (a)	26,024	248,269
Altair Engineering, Inc. Class A (a)	3,787	139,399
Alteryx, Inc. Class A (a) (b)	4,378	367,183

	Number of Shares	Value
Amber Road, Inc. (a)	3,707	$32,140
American Software, Inc. Class A	4,224	50,477
Appfolio, Inc. Class A (a)	2,363	187,622
Asure Software, Inc. (a) (b)	1,860	11,365
Avaya Holdings Corp. (a)	15,619	262,868
Avid Technology, Inc. (a)	4,209	31,357
Benefitfocus, Inc. (a)	4,257	210,807
Blackbaud, Inc.	7,255	578,441
Blackline, Inc. (a)	5,496	254,575
Bottomline Technologies de, Inc. (a)	6,324	316,769
Box, Inc. Class A (a)	18,958	366,079
Brightcove, Inc. (a)	5,382	45,263
Castlight Health, Inc. Class B (a)	11,764	44,115
Cision Ltd. (a)	10,185	140,247
Cloudera, Inc. (a)	30,129	329,611
CommVault Systems, Inc. (a)	5,990	387,793
Computer Programs & Systems, Inc.	1,696	50,354
Cornerstone OnDemand, Inc. (a)	8,155	446,731
Coupa Software, Inc. (a)	8,390	763,322
CSG Systems International, Inc.	4,930	208,539
Daily Journal Corp. (a) (b)	166	35,541
Domo, Inc. Class B (a)	2,530	102,035
Donnelley Financial Solutions, Inc. (a)	5,008	74,519
Ebix, Inc. (b)	3,641	179,756
eGain Corp. (a)	2,670	27,902
Envestnet, Inc. (a)	6,704	438,375
Everbridge, Inc. (a)	4,388	329,144
Evolent Health, Inc. Class A (a)	10,323	129,863
Exela Technologies, Inc. (a)	7,133	23,824
Five9, Inc. (a)	8,607	454,708
Glu Mobile, Inc. (a)	16,941	185,335
HubSpot, Inc. (a)	5,565	924,959
Immersion Corp. (a)	3,852	32,472
InnerWorkings, Inc. (a)	6,311	22,846
Inovalon Holdings, Inc. Class A (a)	10,443	129,806
Instructure, Inc. (a)	4,805	226,412
j2 Global, Inc.	7,038	609,491
LivePerson, Inc. (a)	8,805	255,521
Majesco (a)	835	5,887
ManTech International Corp. Class A	3,998	215,972
Medidata Solutions, Inc. (a)	8,677	635,503
MicroStrategy, Inc. Class A (a)	1,298	187,236
MobileIron, Inc. (a)	11,008	60,214
Model N, Inc. (a)	3,862	67,739
Monotype Imaging Holdings, Inc.	6,075	120,832
NantHealth, Inc. (a) (b)	3,299	3,035
New Relic, Inc. (a)	6,781	669,285
NextGen Healthcare, Inc. (a)	8,159	137,316
Omnicell, Inc. (a)	5,811	469,761
Park City Group, Inc. (a)	2,210	17,658
PDF Solutions, Inc. (a)	4,100	50,635
Progress Software Corp.	6,677	296,258
PROS Holdings, Inc. (a)	4,724	199,542

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QAD, Inc. Class A	1,547	$66,629
Remark Holdings, Inc. (a) (b)	3,816	7,060
SailPoint Technologies Holding, Inc. (a)	10,449	300,095
SecureWorks Corp. Class A (a) (b)	1,326	24,398
Simulations Plus, Inc.	1,799	37,977
SPS Commerce, Inc. (a)	2,567	272,256
SVMK, Inc. (a) (b)	2,602	47,382
Tabula Rasa HealthCare, Inc. (a) (b)	2,682	151,318
Telenav, Inc. (a)	4,980	30,229
TiVo Corp.	18,271	170,286
Upland Software, Inc. (a)	2,401	101,706
Verint Systems, Inc. (a)	9,696	580,403
Veritone, Inc. (a) (b)	1,287	6,692
Workiva, Inc. (a)	4,368	221,458
Yext, Inc. (a)	12,806	279,939

		15,657,313

		32,380,748

Utilities — 3.6%
Electric — 1.9%
ALLETE, Inc.	7,751	637,365
Ameresco, Inc. Class A (a)	2,844	46,016
Atlantic Power Corp. (a) (b)	16,940	42,689
Avista Corp.	9,799	398,035
Black Hills Corp.	8,037	595,301
Clearway Energy, Inc. Class A	5,151	74,895
Clearway Energy, Inc. Class C	10,964	165,666
El Paso Electric Co.	6,067	356,861
IDACORP, Inc.	7,589	755,409
MGE Energy, Inc.	5,247	356,639
NorthWestern Corp.	7,578	533,567
Ormat Technologies, Inc.	5,963	328,859
Otter Tail Corp.	5,922	295,034
PNM Resources, Inc.	11,967	566,518
Portland General Electric Co.	13,419	695,641
Spark Energy, Inc. Class A (b)	1,677	14,942
Unitil Corp.	2,173	117,711

		5,981,148

Gas — 1.2%
Chesapeake Utilities Corp.	2,368	215,985
New Jersey Resources Corp.	13,121	653,295
Northwest Natural Holding Co.	4,288	281,422
ONE Gas, Inc.	7,833	697,372
RGC Resources, Inc.	1,079	28,604
South Jersey Industries, Inc.	13,954	447,505
Southwest Gas Holdings, Inc.	7,967	655,365
Spire, Inc.	7,387	607,876

		3,587,424

	Number of Shares	Value
Water — 0.5%
American States Water Co.	5,483	$390,938
Artesian Resources Corp. Class A	1,172	43,681
California Water Service Group	7,205	391,087
Connecticut Water Service, Inc.	1,837	126,110
Consolidated Water Co. Ltd.	2,201	28,327
Global Water Resources, Inc.	1,658	16,265
Middlesex Water Co.	2,421	135,552
PICO Holdings, Inc. (a)	2,960	29,304
SJW Group	3,583	221,214
The York Water Co.	1,913	65,654

		1,448,132

		11,016,704

TOTAL COMMON STOCK (Cost $278,178,321)		304,908,896

TOTAL EQUITIES (Cost $278,178,321)		304,908,896

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (c) (d)	3,820	1,998

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	10,471

Pharmaceuticals — 0.0%
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-

		10,471

TOTAL RIGHTS (Cost $1,737)		12,469

MUTUAL FUNDS — 5.3%
Diversified Financial Services — 5.3%
State Street Navigator Securities Lending Prime Portfolio (e)	16,412,039	16,412,039

TOTAL MUTUAL FUNDS (Cost $16,412,039)		16,412,039

TOTAL LONG-TERM INVESTMENTS (Cost $294,592,097)		321,333,404

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$3,364,645	$3,364,645

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 7/18/19 (g)	835,000	829,085

TOTAL SHORT-TERM INVESTMENTS (Cost $4,193,471)		4,193,730

TOTAL INVESTMENTS — 105.8% (Cost $298,785,568) (h)		325,527,134

Other Assets/(Liabilities) — (5.8)%		(17,703,314)

NET ASSETS — 100.0%		$307,823,820

Abbreviation Legend

CVR	Contingent Value Rights
MTA	Monthly Treasury Average Index

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $15,808,623 or 5.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $12,469 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $3,364,996. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $3,436,353.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/21/19	71	$5,479,728	$762

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.1%
Basic Materials — 3.3%
Chemicals — 2.6%
Air Products & Chemicals, Inc.	390,000	$74,474,400
FMC Corp.	524,237	40,271,886
RPM International, Inc.	816,000	47,360,640
The Sherwin-Williams Co.	78,548	33,831,409
Valvoline, Inc.	1,104,000	20,490,240

		216,428,575

Iron & Steel — 0.3%
Allegheny Technologies, Inc. (a)	995,656	25,458,924

Mining — 0.4%
Franco-Nevada Corp.	391,000	29,344,550

		271,232,049

Communications — 3.1%
Internet — 2.1%
IAC/InterActiveCorp (a)	446,000	93,709,060
Palo Alto Networks, Inc. (a)	65,944	16,016,479
Shopify, Inc. Class A (a) (b)	70,000	14,463,400
Symantec Corp.	2,043,000	46,968,570
Zillow Group, Inc. Class A (a)	34,842	1,191,596
Zillow Group, Inc. Class C (a) (b)	192,000	6,670,080

		179,019,185

Telecommunications — 1.0%
Arista Networks, Inc. (a)	48,267	15,178,041
Corning, Inc.	1,935,000	64,048,500

		79,226,541

		258,245,726

Consumer, Cyclical — 16.0%
Airlines — 0.7%
Alaska Air Group, Inc.	278,000	15,601,360
JetBlue Airways Corp. (a)	1,014,088	16,590,480
United Continental Holdings, Inc. (a)	375,000	29,917,500

		62,109,340

Apparel — 0.4%
Capri Holdings Ltd. (a)	368,211	16,845,653
Levi Strauss & Co. Class A (a)	309,514	7,289,055
Under Armour, Inc. Class A (a)	452,205	9,559,613

		33,694,321

Auto Manufacturers — 0.1%
Ferrari NV	52,000	6,957,600

Auto Parts & Equipment — 0.9%
Aptiv PLC	726,000	57,709,740
Visteon Corp. (a)	235,000	15,827,250

		73,536,990

	Number of Shares	Value
Distribution & Wholesale — 0.7%
HD Supply Holdings, Inc. (a)	440,110	$19,078,768
KAR Auction Services, Inc.	335,664	17,222,920
LKQ Corp. (a)	668,954	18,984,915

		55,286,603

Entertainment — 1.2%
Eldorado Resorts, Inc. (a)	1,025,546	47,882,743
Vail Resorts, Inc.	240,000	52,152,000

		100,034,743

Food Services — 0.2%
Aramark	671,000	19,828,050

Leisure Time — 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	1,638,000	90,024,480

Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	488,000	40,557,680
Marriott International, Inc. Class A	336,000	42,030,240
MGM Resorts International	2,495,000	64,021,700

		146,609,620

Retail — 8.9%
Advance Auto Parts, Inc.	102,348	17,453,404
Beacon Roofing Supply, Inc. (a)	453,960	14,599,354
Burlington Stores, Inc. (a)	492,453	77,157,536
CarMax, Inc. (a)	288,000	20,102,400
Carvana Co. (a) (b)	219,051	12,718,101
Casey’s General Stores, Inc.	366,000	47,129,820
Darden Restaurants, Inc.	165,000	20,042,550
Dollar General Corp.	1,058,209	126,244,334
Dollar Tree, Inc. (a)	531,000	55,776,240
Domino’s Pizza, Inc.	53,618	13,838,806
Dunkin’ Brands Group, Inc. (b)	479,000	35,972,900
Floor & Decor Holdings, Inc. Class A (a)	415,701	17,135,195
The Michaels Cos., Inc. (a)	572,000	6,532,240
O’Reilly Automotive, Inc. (a)	200,818	77,977,629
Ross Stores, Inc.	270,497	25,183,271
Tapestry, Inc.	2,013,000	65,402,370
Tiffany & Co.	134,000	14,143,700
Ulta Salon Cosmetics & Fragrance, Inc. (a)	178,802	62,353,621
Yum! Brands, Inc.	326,629	32,600,841

		742,364,312

		1,330,446,059

Consumer, Non-cyclical — 28.1%
Biotechnology — 3.0%
Alnylam Pharmaceuticals, Inc. (a)	221,000	20,652,450
Argenx SE (a)	96,007	11,985,514
BioMarin Pharmaceutical, Inc. (a)	264,473	23,493,137

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exact Sciences Corp. (a)	508,470	$44,043,671
Exelixis, Inc. (a)	537,535	12,793,333
Illumina, Inc. (a)	33,457	10,394,755
Incyte Corp. (a)	560,047	48,169,642
Sage Therapeutics, Inc. (a)	163,813	26,054,458
Seattle Genetics, Inc. (a)	689,522	50,500,591

		248,087,551

Commercial Services — 9.7%
2U, Inc. (a)	455,399	32,265,019
Bright Horizons Family Solutions, Inc. (a)	134,372	17,080,025
Cintas Corp.	201,267	40,678,073
CoreLogic, Inc. (a)	1,180,000	43,966,800
CoStar Group, Inc. (a)	96,000	44,776,320
Equifax, Inc.	192,000	22,752,000
FleetCor Technologies, Inc. (a)	242,000	59,674,780
Gartner, Inc. (a)	192,000	29,122,560
Global Payments, Inc.	783,036	106,900,075
IHS Markit Ltd. (a)	721,000	39,207,980
MarketAxess Holdings, Inc.	95,000	23,377,600
Moody’s Corp.	122,845	22,246,001
ServiceMaster Global Holdings, Inc. (a)	778,000	36,332,600
TransUnion	815,000	54,474,600
Verisk Analytics, Inc.	579,000	77,007,000
WeWork Companies, Inc. Class A (Acquired 12/09/14-11/03/17, Cost $54,332) (c) (d) (e)	34,577	1,773,800
WEX, Inc. (a)	276,298	53,046,453
Worldpay, Inc. Class A (a)	930,119	105,568,507

		810,250,193

Foods — 1.5%
Conagra Brands, Inc.	1,343,000	37,254,820
The Kroger Co.	863,000	21,229,800
Sprouts Farmers Market, Inc. (a)	1,153,000	24,835,620
TreeHouse Foods, Inc. (a)	671,000	43,313,050

		126,633,290

Health Care – Products — 9.5%
ABIOMED, Inc. (a)	59,172	16,898,932
Align Technology, Inc. (a)	64,293	18,280,429
Bruker Corp.	1,815,000	69,768,600
The Cooper Cos., Inc.	567,901	168,195,239
Edwards Lifesciences Corp. (a)	167,175	31,985,593
Hologic, Inc. (a)	2,457,000	118,918,800
ICU Medical, Inc. (a)	106,212	25,419,718
IDEXX Laboratories, Inc. (a)	134,865	30,155,814
Insulet Corp. (a)	212,465	20,203,297
Merit Medical Systems, Inc. (a)	275,968	17,063,101
QIAGEN NV (a)	633,096	25,754,345
Steris PLC	273,539	35,021,198
Teleflex, Inc.	591,868	178,838,835

	Number of Shares	Value
West Pharmaceutical Services, Inc.	287,000	$31,627,400

		788,131,301

Health Care – Services — 1.8%
Acadia Healthcare Co., Inc. (a)	766,000	22,451,460
Catalent, Inc. (a)	1,542,000	62,589,780
IQVIA Holdings, Inc. (a)	182,000	26,180,700
MEDNAX, Inc. (a)	432,000	11,737,440
WellCare Health Plans, Inc. (a)	101,338	27,335,925

		150,295,305

Household Products & Wares — 0.4%
Avery Dennison Corp.	291,000	32,883,000

Pharmaceuticals — 2.2%
Alkermes PLC (a)	1,154,000	42,109,460
Amneal Pharmaceuticals, Inc. (a)	1,394,000	19,752,980
Elanco Animal Health, Inc. (a)	1,438,000	46,116,660
Nektar Therapeutics (a)	127,841	4,295,458
Neurocrine Biosciences, Inc. (a)	66,826	5,887,371
Perrigo Co. PLC	768,000	36,986,880
PRA Health Sciences, Inc. (a)	286,329	31,579,225

		186,728,034

		2,343,008,674

Energy — 2.6%
Oil & Gas — 2.6%
Cabot Oil & Gas Corp.	1,363,000	35,574,300
Centennial Resource Development, Inc. Class A (a)	1,047,000	9,203,130
Concho Resources, Inc.	733,396	81,377,620
Continental Resources, Inc. (a)	586,000	26,235,220
Noble Energy, Inc.	597,214	14,769,102
Pioneer Natural Resources Co.	288,000	43,856,640
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (c) (d) (e)	216	1,123,200
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (c) (d) (e)	1,328	6,905,600

		219,044,812

Financial — 7.4%
Banks — 0.8%
Fifth Third Bancorp	959,000	24,185,980
Webster Financial Corp.	843,056	42,717,647

		66,903,627

Diversified Financial Services — 3.0%
Cboe Global Markets, Inc.	484,000	46,192,960
Evercore, Inc. Class A	253,911	23,105,901
LPL Financial Holdings, Inc.	503,732	35,084,934
Nasdaq, Inc.	296,678	25,956,358
Raymond James Financial, Inc.	329,373	26,484,883
SLM Corp.	1,438,000	14,250,580

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TD Ameritrade Holding Corp.	1,592,000	$79,584,080

		250,659,696

Insurance — 2.9%
Aon PLC	144,596	24,682,537
Assurant, Inc.	336,000	31,889,760
Axis Capital Holdings Ltd.	352,000	19,282,560
Fidelity National Financial, Inc.	1,737,000	63,487,350
The Progressive Corp.	287,000	20,689,830
Willis Towers Watson PLC	476,000	83,609,400

		243,641,437

Private Equity — 0.4%
KKR & Co., Inc. Class A	1,247,000	29,292,030

Real Estate Investment Trusts (REITS) — 0.3%
SBA Communications Corp. (a)	143,019	28,555,174

		619,051,964

Industrial — 19.0%
Aerospace & Defense — 1.6%
Harris Corp.	672,000	107,325,120
L3 Technologies, Inc.	104,000	21,462,480

		128,787,600

Building Materials — 0.6%
Martin Marietta Materials, Inc.	148,000	29,774,640
Vulcan Materials Co.	176,870	20,941,408

		50,716,048

Electrical Components & Equipment — 0.1%
Universal Display Corp. (b)	59,549	9,102,065

Electronics — 5.7%
Agilent Technologies, Inc.	1,350,000	108,513,000
Allegion PLC	481,000	43,631,510
Amphenol Corp. Class A	225,969	21,340,513
Coherent, Inc. (a)	115,767	16,406,499
Fortive Corp.	818,000	68,622,020
Keysight Technologies, Inc. (a)	1,103,000	96,181,600
National Instruments Corp.	449,000	19,917,640
Sensata Technologies Holding PLC (a)	1,630,000	73,382,600
Waters Corp. (a)	103,913	26,155,941

		474,151,323

Engineering & Construction — 0.5%
frontdoor, Inc. (a)	466,000	16,039,720
KBR, Inc.	1,459,073	27,853,704

		43,893,424

Environmental Controls — 1.0%
Waste Connections, Inc.	980,589	86,870,379

Hand & Machine Tools — 0.4%
Colfax Corp. (a)	1,200,000	35,616,000

Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	933,276	46,271,824

	Number of Shares	Value
Machinery – Diversified — 3.7%
Cognex Corp.	114,000	$5,798,040
Gardner Denver Holdings, Inc. (a)	1,694,000	47,110,140
IDEX Corp.	528,000	80,118,720
Rockwell Automation, Inc.	94,651	16,607,464
Roper Technologies, Inc.	302,077	103,301,272
Xylem, Inc.	721,000	56,987,840

		309,923,476

Miscellaneous – Manufacturing — 1.4%
A.O. Smith Corp.	215,405	11,485,395
Textron, Inc.	1,987,000	100,661,420

		112,146,815

Packaging & Containers — 2.4%
Ball Corp.	2,729,772	157,944,608
Sealed Air Corp.	967,000	44,540,020

		202,484,628

Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	384,000	38,895,360
Kansas City Southern	191,000	22,152,180
Knight-Swift Transportation Holdings, Inc.	664,962	21,730,958

		82,778,498

		1,582,742,080

Technology — 14.7%
Computers — 0.6%
DXC Technology Co.	412,587	26,533,470
Nutanix, Inc. Class A (a)	681,926	25,735,887

		52,269,357

Semiconductors — 5.8%
Advanced Micro Devices, Inc. (a)	734,126	18,734,895
Entegris, Inc.	432,000	15,418,080
Lam Research Corp.	124,974	22,371,596
Marvell Technology Group Ltd.	3,948,375	78,533,179
Maxim Integrated Products, Inc.	734,000	39,026,780
Microchip Technology, Inc. (b)	1,749,403	145,130,473
Monolithic Power Systems, Inc.	110,612	14,986,820
Semtech Corp. (a)	288,295	14,677,098
Skyworks Solutions, Inc.	479,000	39,507,920
Xilinx, Inc.	708,287	89,803,709

		478,190,550

Software — 8.3%
Atlassian Corp. PLC Class A (a)	384,000	43,157,760
Autodesk, Inc. (a)	191,260	29,802,133
Black Knight, Inc. (a)	575,000	31,337,500
Ceridian HCM Holding, Inc. (a) (b)	331,322	16,996,819
DocuSign, Inc. (a)	286,000	14,826,240
Electronic Arts, Inc. (a)	118,736	12,067,140
Fidelity National Information Services, Inc.	379,000	42,864,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc. (a)	773,000	$68,240,440
Guidewire Software, Inc. (a)	153,671	14,930,674
InterXion Holding NV (a)	355,343	23,712,038
Red Hat, Inc. (a)	48,000	8,769,600
ServiceNow, Inc. (a)	165,375	40,763,284
Splunk, Inc. (a)	416,848	51,939,261
SS&C Technologies Holdings, Inc	1,513,586	96,400,292
Tableau Software, Inc. Class A (a)	489,470	62,299,742
Veeva Systems, Inc. Class A (a)	62,000	7,865,320
Workday, Inc. Class A (a)	655,514	126,415,875

		692,389,018

		1,222,848,925

Utilities — 0.9%
Electric — 0.6%
Sempra Energy	438,000	55,126,680

Gas — 0.3%
Atmos Energy Corp.	214,000	22,027,020

		77,153,700

TOTAL COMMON STOCK (Cost $6,666,625,585)		7,923,773,989

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (c) (d) (e)	16,844	8,589,261

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc., Series D 1 (Acquired 12/09/14, Cost $1,394,302) (c) (d) (e)	83,736	4,295,657
WeWork Companies, Inc., Series D 2 (Acquired 12/09/14, Cost $1,095,513) (c) (d) (e)	65,792	3,375,130

		7,670,787

Technology — 0.0%
Software — 0.0%
Slack Technologies, Inc., Series H (Acquired 8/17/18, Cost $3,961,286) (c) (d) (e)	332,733	3,961,286

TOTAL PREFERRED STOCK (Cost $12,406,644)		20,221,334

TOTAL EQUITIES (Cost $6,679,032,229)		7,943,995,323

	Number of Shares	Value

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	39,229,477	$39,229,477

TOTAL MUTUAL FUNDS (Cost $39,229,477)		39,229,477

TOTAL LONG-TERM INVESTMENTS (Cost $6,718,261,706)		7,983,224,800

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Mutual Fund — 1.8%
T. Rowe Price Treasury Reserve Fund	$150,635,371	150,635,371
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	237,766,027	237,766,027

TOTAL SHORT-TERM INVESTMENTS (Cost $388,401,398)		388,401,398

TOTAL INVESTMENTS — 100.5% (Cost $7,106,663,104) (h)		8,371,626,198

Other Assets/(Liabilities) — (0.5)%		(42,753,703)

NET ASSETS — 100.0%		$8,328,872,495

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $38,421,299 or 0.46% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $30,023,934 or 0.36% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $30,023,934 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $237,790,795. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.375%, maturity dates ranging from 3/15/22 – 4/15/22, and an aggregate market value, including accrued interest, of $242,526,298.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.9%
Basic Materials — 3.7%
Chemicals — 2.5%
Ashland Global Holdings, Inc.	17,970	$1,403,996
Cabot Corp.	26,738	1,113,103
Ferro Corp. (a)	101,092	1,913,672
Ingevity Corp. (a)	45,020	4,754,562
Methanex Corp.	27,477	1,562,342
Minerals Technologies, Inc.	25,465	1,497,087
Orion Engineered Carbons SA	70,541	1,339,574

		13,584,336

Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	78,170	1,998,807
Carpenter Technology Corp.	97,868	4,487,248

		6,486,055

		20,070,391

Communications — 7.5%
Advertising — 1.1%
The Trade Desk, Inc. Class A (a)	30,318	6,001,448

Internet — 5.0%
Boingo Wireless, Inc. (a)	47,468	1,105,055
Cargurus, Inc. (a)	29,270	1,172,556
DraftKings, Inc. (Acquired 8/22/17, Cost $1,072,661) (b) (c) (d)	281,739	800,139
Etsy, Inc. (a)	67,511	4,538,089
Mimecast Ltd. (a)	60,185	2,849,760
Okta, Inc. (a)	15,367	1,271,312
Q2 Holdings, Inc. (a)	18,380	1,272,999
RingCentral, Inc. Class A (a)	38,820	4,184,796
Roku, Inc. (a) (e)	44,278	2,856,374
TrueCar, Inc. (a)	130,641	867,456
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (b) (c) (d)	30,294	16,480
Wayfair, Inc. Class A (a)	8,257	1,225,752
Wix.com Ltd. (a)	14,927	1,803,629
Zendesk, Inc. (a)	36,225	3,079,125

		27,043,522

Media — 0.8%
Cable One, Inc.	1,600	1,570,208
The New York Times Co. Class A	85,952	2,823,523

		4,393,731

Telecommunications — 0.6%
Acacia Communications, Inc. (a)	27,509	1,577,641
Ciena Corp. (a)	37,567	1,402,752

		2,980,393

		40,419,094

	Number of Shares	Value
Consumer, Cyclical — 13.7%
Airlines — 0.3%
Spirit Airlines, Inc. (a)	28,664	$1,515,179

Apparel — 1.7%
Canada Goose Holdings, Inc. (a) (e)	35,210	1,690,784
Carter’s, Inc.	25,411	2,561,175
Deckers Outdoor Corp. (a)	9,873	1,451,232
Skechers U.S.A., Inc. Class A (a)	46,756	1,571,469
Under Armour, Inc. Class A (a)	13,654	288,646
Under Armour, Inc. Class C (a)	83,067	1,567,474

		9,130,780

Auto Parts & Equipment — 0.2%
Tenneco, Inc. Class A	46,431	1,028,911

Distribution & Wholesale — 0.7%
Pool Corp.	22,500	3,711,825

Entertainment — 1.2%
Cinemark Holdings, Inc.	52,564	2,102,034
Eldorado Resorts, Inc. (a)	30,630	1,430,115
Marriott Vacations Worldwide Corp.	29,239	2,733,847

		6,265,996

Home Builders — 1.5%
Century Communities, Inc. (a)	60,557	1,451,551
LCI Industries	13,588	1,043,830
Skyline Champion Corp.	149,249	2,835,731
TRI Pointe Group, Inc. (a)	143,509	1,813,954
Winnebago Industries, Inc.	36,712	1,143,579

		8,288,645

Home Furnishing — 0.2%
Sleep Number Corp. (a)	29,098	1,367,606

Leisure Time — 2.0%
Acushnet Holdings Corp.	87,468	2,024,010
Lindblad Expeditions Holdings, Inc. (a)	140,077	2,136,174
Planet Fitness, Inc. Class A (a)	99,529	6,839,633

		10,999,817

Lodging — 0.8%
Boyd Gaming Corp.	101,069	2,765,248
Choice Hotels International, Inc.	18,060	1,403,984

		4,169,232

Retail — 5.1%
BMC Stock Holdings, Inc. (a)	108,019	1,908,696
Boot Barn Holdings, Inc. (a)	59,430	1,749,619
Burlington Stores, Inc. (a)	8,300	1,300,444
The Cheesecake Factory, Inc. (e)	41,100	2,010,612
Chico’s FAS, Inc.	102,844	439,144
The Children’s Place, Inc.	17,826	1,734,113
FirstCash, Inc.	27,248	2,356,952
Five Below, Inc. (a)	12,847	1,596,240

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	36,328	$1,497,440
Freshpet, Inc. (a)	38,570	1,631,125
La-Z-Boy, Inc.	65,255	2,152,762
Nu Skin Enterprises, Inc. Class A	29,893	1,430,679
Ollie’s Bargain Outlet Holdings, Inc. (a)	34,580	2,950,711
Shake Shack, Inc. Class A (a)	23,279	1,376,953
Texas Roadhouse, Inc.	16,440	1,022,404
Wingstop, Inc.	32,760	2,490,743

		27,648,637

		74,126,628

Consumer, Non-cyclical — 27.5%
Beverages — 0.3%
MGP Ingredients, Inc. (e)	25,271	1,949,658

Biotechnology — 2.2%
Abeona Therapeutics, Inc. (a) (e)	48,483	356,835
Amicus Therapeutics, Inc. (a)	116,080	1,578,688
Arena Pharmaceuticals, Inc. (a)	25,733	1,153,610
Blueprint Medicines Corp. (a)	12,592	1,007,990
CRISPR Therapeutics AG (a) (e)	30,647	1,094,711
CytomX Therapeutics, Inc. (a)	23,773	255,560
Exact Sciences Corp. (a)	21,899	1,896,891
Karyopharm Therapeutics, Inc. (a)	49,471	288,911
Ligand Pharmaceuticals, Inc. (a) (e)	13,750	1,728,512
Sage Therapeutics, Inc. (a)	5,123	814,813
Sangamo Therapeutics, Inc. (a)	45,159	430,817
Ultragenyx Pharmaceutical, Inc. (a)	16,415	1,138,544

		11,745,882

Commercial Services — 7.4%
2U, Inc. (a)	53,527	3,792,388
Bright Horizons Family Solutions, Inc. (a)	31,010	3,941,681
The Brink’s Co.	35,436	2,672,229
Cardtronics PLC Class A (a)	62,245	2,214,677
CoStar Group, Inc. (a)	3,264	1,522,395
Euronet Worldwide, Inc. (a)	13,810	1,969,168
Grand Canyon Education, Inc. (a)	15,519	1,777,081
Green Dot Corp. Class A (a)	50,835	3,083,143
HealthEquity, Inc. (a)	22,290	1,649,014
HMS Holdings Corp. (a)	111,988	3,315,965
Insperity, Inc.	18,060	2,233,299
Liveramp Holdings, Inc. (a)	34,209	1,866,785
Paylocity Holding Corp. (a)	19,130	1,706,205
Strategic Education, Inc.	15,620	2,051,062
TriNet Group, Inc. (a)	72,899	4,354,986
TrueBlue, Inc. (a)	79,857	1,887,819

		40,037,897

Foods — 1.8%
Nomad Foods Ltd. (a)	57,040	1,166,468
Performance Food Group Co. (a)	119,289	4,728,616

	Number of Shares	Value
Post Holdings, Inc. (a)	9,710	$1,062,274
Sanderson Farms, Inc.	8,300	1,094,272
The Simply Good Foods Co. (a)	72,589	1,494,608

		9,546,238

Health Care – Products — 9.9%
Avanos Medical, Inc. (a)	31,810	1,357,651
Bio-Techne Corp.	19,210	3,814,145
BioTelemetry, Inc. (a)	12,720	796,526
CareDx, Inc. (a)	24,867	783,808
Genomic Health, Inc. (a)	29,830	2,089,592
Globus Medical, Inc. Class A (a)	80,428	3,973,947
Haemonetics Corp. (a)	55,021	4,813,237
Hill-Rom Holdings, Inc.	21,033	2,226,553
ICU Medical, Inc. (a)	6,100	1,459,913
Inogen, Inc. (a)	9,270	884,080
Inspire Medical Systems, Inc. (a)	13,110	744,386
Insulet Corp. (a)	106,733	10,149,241
iRhythm Technologies, Inc. (a)	20,830	1,561,417
Masimo Corp. (a)	18,160	2,511,165
Merit Medical Systems, Inc. (a)	75,174	4,648,008
Penumbra, Inc. (a)	33,169	4,876,175
Repligen Corp. (a)	48,620	2,872,470
Tandem Diabetes Care, Inc. (a)	31,575	2,005,013
Wright Medical Group NV (a)	55,740	1,753,023

		53,320,350

Health Care – Services — 2.5%
Amedisys, Inc. (a)	36,177	4,459,177
Invitae Corp. (a)	45,913	1,075,282
LHC Group, Inc. (a)	19,301	2,139,709
Medpace Holdings, Inc. (a)	17,350	1,023,129
Molina Healthcare, Inc. (a)	10,847	1,539,840
Syneos Health, Inc. (a)	26,959	1,395,398
Teladoc Health, Inc. (a)	33,091	1,839,860

		13,472,395

Household Products & Wares — 0.2%
WD-40 Co.	6,020	1,020,029

Pharmaceuticals — 3.2%
Aerie Pharmaceuticals, Inc. (a)	18,100	859,750
Agios Pharmaceuticals, Inc. (a)	21,060	1,420,286
Apellis Pharmaceuticals, Inc. (a)	25,700	501,150
Array BioPharma, Inc. (a)	20,800	507,104
Ascendis Pharma A/S (a)	6,284	739,627
G1 Therapeutics, Inc. (a)	72,445	1,202,587
Galapagos NV Sponsored ADR (a)	11,379	1,340,219
Heron Therapeutics, Inc. (a)	66,371	1,622,107
MyoKardia, Inc. (a)	19,258	1,001,223
Portola Pharmaceuticals, Inc. (a) (e)	16,242	563,597
PRA Health Sciences, Inc. (a)	49,633	5,474,024
Ra Pharmaceuticals, Inc. (a)	23,342	522,861
Revance Therapeutics, Inc. (a)	36,722	578,739
Rhythm Pharmaceuticals, Inc. (a)	29,681	813,556

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UroGen Pharma Ltd. (a)	12,013	$443,760

		17,590,590

		148,683,039

Energy — 2.4%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a)	45,736	2,416,690
Pattern Energy Group, Inc. Class A	102,633	2,257,926

		4,674,616

Oil & Gas — 1.5%
Callon Petroleum Co. (a)	186,964	1,411,578
Centennial Resource Development, Inc. Class A (a)	62,593	550,193
Delek US Holdings, Inc.	55,702	2,028,667
Matador Resources Co. (a)	60,850	1,176,231
Viper Energy Partners LP	90,046	2,985,925

		8,152,594

		12,827,210

Financial — 14.2%
Banks — 3.8%
Ameris Bancorp	47,894	1,645,159
BancorpSouth Bank	113,431	3,201,023
CenterState Bank Corp.	37,917	902,804
First Interstate BancSystem, Inc. Class A	44,182	1,759,327
National Bank Holdings Corp. Class A	53,407	1,776,317
Seacoast Banking Corp. of Florida (a)	77,550	2,043,443
South State Corp.	24,280	1,659,295
Texas Capital Bancshares, Inc. (a)	43,532	2,376,412
Union Bankshares Corp.	94,607	3,058,644
Western Alliance Bancorp (a)	23,010	944,330
Wintrust Financial Corp.	14,690	989,078

		20,355,832

Diversified Financial Services — 2.2%
Air Lease Corp.	51,094	1,755,079
Hamilton Lane, Inc. Class A	38,150	1,662,577
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	161,886	4,150,757
LPL Financial Holdings, Inc.	31,860	2,219,049
PRA Group, Inc. (a)	72,594	1,946,245

		11,733,707

Insurance — 3.0%
Assured Guaranty Ltd.	60,130	2,671,576
eHealth, Inc. (a)	7,780	485,005
James River Group Holdings Ltd.	47,129	1,888,930
Kemper Corp.	40,324	3,070,270
Kinsale Capital Group, Inc.	22,325	1,530,825
MGIC Investment Corp. (a)	120,581	1,590,464
NMI Holdings, Inc. Class A (a)	105,259	2,723,050

	Number of Shares	Value
Primerica, Inc.	20,120	$2,457,658

		16,417,778

Private Equity — 0.7%
Kennedy-Wilson Holdings, Inc.	174,122	3,724,470

Real Estate — 0.3%
McGrath RentCorp	32,064	1,813,860

Real Estate Investment Trusts (REITS) — 3.6%
Agree Realty Corp.	31,720	2,199,465
Life Storage, Inc.	17,322	1,684,911
MFA Financial, Inc.	201,583	1,465,508
NexPoint Residential Trust, Inc.	82,413	3,159,714
PotlatchDeltic Corp.	65,880	2,489,605
PS Business Parks, Inc.	9,949	1,560,302
Redwood Trust, Inc.	114,591	1,850,644
Rexford Industrial Realty, Inc.	42,470	1,520,851
Xenia Hotels & Resorts, Inc.	153,714	3,367,874

		19,298,874

Savings & Loans — 0.6%
Sterling Bancorp	184,798	3,442,787

		76,787,308

Industrial — 11.9%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	86,941	3,089,014
HEICO Corp.	41,063	3,895,647
Kratos Defense & Security Solutions, Inc. (a)	29,820	466,086

		7,450,747

Building Materials — 0.8%
Lennox International, Inc.	9,650	2,551,460
Trex Co., Inc. (a)	29,860	1,836,987

		4,388,447

Electrical Components & Equipment — 1.5%
EnerSys	61,537	4,009,751
Novanta, Inc. (a)	41,850	3,545,950
Universal Display Corp.	5,113	781,522

		8,337,223

Electronics — 0.5%
Watts Water Technologies, Inc. Class A	19,653	1,588,355
Woodward, Inc.	10,000	948,900

		2,537,255

Engineering & Construction — 0.8%
Argan, Inc.	82,225	4,107,139

Environmental Controls — 0.6%
Casella Waste Systems, Inc. Class A (a)	46,070	1,638,249
Clean Harbors, Inc. (a)	22,936	1,640,612

		3,278,861

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.3%
Chart Industries, Inc. (a)	60,371	$5,464,783
SPX FLOW, Inc. (a)	42,117	1,343,532

		6,808,315

Metal Fabricate & Hardware — 1.4%
Advanced Drainage Systems, Inc.	80,667	2,078,789
RBC Bearings, Inc. (a)	26,940	3,425,960
Rexnord Corp. (a)	88,952	2,236,253

		7,741,002

Miscellaneous – Manufacturing — 2.3%
Actuant Corp. Class A	145,774	3,552,512
Ambarella, Inc. (a) (e)	25,574	1,104,797
Axon Enterprise, Inc. (a)	13,951	759,074
ITT, Inc.	84,799	4,918,342
John Bean Technologies Corp.	20,773	1,908,831

		12,243,556

Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	153,685	1,941,042

Transportation — 0.6%
Genesee & Wyoming, Inc. Class A (a)	13,890	1,210,375
Kirby Corp. (a)	29,063	2,182,922

		3,393,297

Trucking & Leasing — 0.4%
GATX Corp.	25,452	1,943,769

		64,170,653

Technology — 15.6%
Computers — 2.2%
CyberArk Software Ltd. (a)	8,440	1,004,782
EPAM Systems, Inc. (a)	10,185	1,722,589
ForeScout Technologies, Inc. (a)	45,803	1,919,604
Globant SA (a)	20,724	1,479,693
Mercury Systems, Inc. (a)	57,710	3,698,057
Rapid7, Inc. (a)	19,728	998,434
Science Applications International Corp.	12,165	936,097

		11,759,256

Office & Business Equipment — 0.4%
Zebra Technologies Corp. Class A (a)	10,096	2,115,415

Semiconductors — 3.4%
Cohu, Inc.	104,195	1,536,876
Entegris, Inc.	132,535	4,730,174
Lattice Semiconductor Corp. (a)	220,986	2,636,363
MKS Instruments, Inc.	25,571	2,379,382
Monolithic Power Systems, Inc.	28,330	3,838,432
Tower Semiconductor Ltd. (a)	199,992	3,311,867

		18,433,094

Software — 9.6%
Alteryx, Inc. Class A (a) (e)	25,565	2,144,137

	Number of Shares	Value
Bandwidth, Inc. Class A (a)	32,700	$2,189,592
Castlight Health, Inc. Class B (a)	217,100	814,125
Cloudera, Inc. (a)	137,586	1,505,191
Coupa Software, Inc. (a)	28,190	2,564,726
Everbridge, Inc. (a)	48,523	3,639,710
Fair Isaac Corp. (a)	5,986	1,625,977
Five9, Inc. (a)	74,683	3,945,503
Glu Mobile, Inc. (a)	28,530	312,118
Guidewire Software, Inc. (a)	14,182	1,377,923
HubSpot, Inc. (a)	40,935	6,803,806
ManTech International Corp. Class A	47,840	2,584,317
MongoDB, Inc. (a) (e)	20,370	2,994,798
New Relic, Inc. (a)	35,460	3,499,902
Omnicell, Inc. (a)	86,945	7,028,634
Pivotal Software, Inc. Class A (a)	84,460	1,760,991
RealPage, Inc. (a)	24,370	1,479,015
SailPoint Technologies Holding, Inc. (a)	82,788	2,377,671
SVMK, Inc. (a) (e)	34,100	620,961
Twilio, Inc. Class A (a)	8,662	1,118,957
Veeva Systems, Inc. Class A (a)	11,922	1,512,425

		51,900,479

		84,208,244

Utilities — 0.4%
Electric — 0.4%
Black Hills Corp.	33,008	2,444,902

TOTAL COMMON STOCK (Cost $457,991,719)		523,737,469

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (b) (c) (d)	14,220	532,255

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (Acquired 4/27/15, Cost $894,502) (a) (b) (c) (d)	77,018	778,652

TOTAL PREFERRED STOCK (Cost $1,545,138)		1,310,907

TOTAL EQUITIES (Cost $459,536,857)		525,048,376

MUTUAL FUNDS — 2.9%
Diversified Financial Services — 2.9%
iShares Russell 2000 Index Fund	18,883	2,890,798

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f)	12,562,888	$12,562,888

		15,453,686

TOTAL MUTUAL FUNDS (Cost $15,519,441)		15,453,686

TOTAL LONG-TERM INVESTMENTS (Cost $475,056,298)		540,502,062

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/2019, 1.250%, due 4/01/19 (g)	$13,615,605	13,615,605

TOTAL SHORT-TERM INVESTMENTS (Cost $13,615,605)		13,615,605

TOTAL INVESTMENTS —102.5% (Cost $488,671,903) (h)		554,117,667

Other Assets/(Liabilities) — (2.5)%		(13,569,978)

NET ASSETS — 100.0%		$540,547,689

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $2,127,526 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $2,127,526 or 0.39% of net assets.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $12,289,621 or 2.27% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $13,617,023. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $13,892,053.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.6%
Australia — 6.7%
The AGL Energy Ltd.	10,497	$162,317
Alumina Ltd.	38,789	67,111
Amcor Ltd.	18,899	206,748
AMP Ltd.	49,349	73,943
APA Group	19,587	139,206
Aristocrat Leisure Ltd.	9,292	162,426
ASX Ltd.	3,228	160,566
Aurizon Holdings Ltd.	32,341	104,759
AusNet Services	29,454	37,191
Australia & New Zealand Banking Group Ltd.	46,549	864,504
Bank of Queensland Ltd. (a)	6,610	42,856
Bendigo & Adelaide Bank Ltd.	8,270	56,786
BHP Group Ltd.	47,998	1,311,525
BlueScope Steel Ltd.	9,149	90,933
Boral Ltd.	20,051	65,601
Brambles Ltd.	26,286	220,146
Caltex Australia Ltd.	4,461	83,140
Challenger Ltd.	8,875	52,455
CIMIC Group Ltd.	1,649	56,607
Coca-Cola Amatil Ltd.	8,486	52,163
Cochlear Ltd.	968	119,563
Coles Group Ltd. (b)	18,631	156,813
Commonwealth Bank of Australia	28,833	1,451,929
Computershare Ltd.	7,899	95,976
Crown Resorts Ltd.	6,282	51,447
CSL Ltd.	7,354	1,021,627
Dexus	17,206	155,595
Domino’s Pizza Enterprises Ltd. (a)	1,010	31,168
Flight Centre Travel Group Ltd.	864	25,871
Fortescue Metals Group Ltd.	24,756	125,268
Goodman Group	27,058	256,314
The GPT Group	27,561	121,439
Harvey Norman Holdings Ltd. (a)	9,263	26,470
Incitec Pivot Ltd.	28,746	63,906
Insurance Australia Group Ltd.	38,277	209,444
LendLease Group	9,297	81,904
Macquarie Group Ltd.	5,216	479,384
Medibank Pvt. Ltd.	44,277	86,948
Mirvac Group	61,472	119,787
National Australia Bank Ltd.	44,233	796,401
Newcrest Mining Ltd.	12,331	222,807
Orica Ltd.	6,092	76,520
Origin Energy Ltd.	29,620	152,192
QBE Insurance Group Ltd.	21,050	183,746
Ramsay Health Care Ltd. (a)	2,213	101,204
REA Group Ltd.	895	47,659
Rio Tinto Ltd.	6,121	426,957

	Number of Shares	Value
Santos Ltd.	27,424	$133,629
Scentre Group	86,667	253,513
SEEK Ltd.	5,258	65,676
Sonic Healthcare Ltd.	6,755	117,967
South32 Ltd.	52,452	137,449
South32 Ltd.	31,255	82,952
Stockland	41,028	112,286
Suncorp Group Ltd.	21,185	207,123
Sydney Airport	19,049	100,626
Tabcorp Holdings Ltd.	32,375	106,367
Telstra Corp. Ltd.	70,214	165,893
TPG Telecom Ltd.	6,332	31,351
Transurban Group	43,008	403,469
Treasury Wine Estates Ltd.	11,718	124,715
Vicinity Centres	55,422	102,248
Washington H Soul Pattinson & Co. Ltd.	1,775	33,195
Wesfarmers Ltd.	18,352	452,027
Westpac Banking Corp.	55,812	1,026,392
Woodside Petroleum Ltd.	14,855	366,378
Woolworths Group Ltd.	21,772	470,954
WorleyParsons Ltd.	5,330	53,739

		15,247,271

Austria — 0.2%
ANDRITZ AG (a)	1,224	52,553
Erste Group Bank AG	4,897	179,991
OMV AG	2,484	134,731
Raiffeisen Bank International AG	2,364	53,114
Verbund AG	1,145	54,916
voestalpine AG	1,860	56,748

		532,053

Belgium — 1.0%
Ageas	3,076	148,399
Anheuser-Busch InBev SA/NV	12,391	1,039,976
Colruyt SA	965	71,359
Groupe Bruxelles Lambert SA	1,354	131,707
KBC Group NV	4,114	287,693
Proximus SADP	2,511	72,477
Solvay SA	1,111	120,331
Telenet Group Holding NV	946	45,523
UCB SA	1,991	171,064
Umicore SA (a)	3,371	150,365

		2,238,894

Bermuda — 0.4%
CK Infrastructure Holdings Ltd.	10,000	82,094
Dairy Farm International Holdings Ltd.	5,700	47,832
Hongkong Land Holdings Ltd.	18,100	128,832
Jardine Matheson Holdings Ltd.	3,500	218,478
Jardine Strategic Holdings Ltd.	3,700	138,758

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kerry Properties Ltd.	11,000	$49,112
NWS Holdings Ltd.	26,368	57,637
Shangri-La Asia Ltd.	18,000	25,588
Yue Yuen Industrial Holdings Ltd.	12,000	41,272

		789,603

Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	5,000	55,859
BeiGene Ltd. (b)	500	66,000
CK Asset Holdings Ltd.	42,745	380,030
CK Hutchison Holdings Ltd.	43,245	454,170
Melco Resorts & Entertainment Ltd. ADR	4,246	95,917
MGM China Holdings Ltd.	16,000	33,558
Minth Group Ltd.	12,000	37,828
Sands China Ltd.	38,400	192,945
WH Group Ltd. (c)	149,072	159,483
Wharf Real Estate Investment Co. Ltd.	20,000	148,902
Wynn Macau Ltd.	25,200	59,585

		1,684,277

Denmark — 1.7%
AP Moller — Maersk A/S Class A	60	72,620
AP Moller — Maersk A/S Class B (a)	103	130,798
Carlsberg A/S Class B	1,792	223,923
Chr Hansen Holding A/S	1,582	160,762
Coloplast A/S Class B	1,936	212,468
Danske Bank A/S	11,499	201,963
Demant A/S (b)	1,660	49,157
DSV A/S	3,108	257,201
Genmab A/S (b)	986	171,132
H Lundbeck A/S (a)	1,147	49,663
ISS A/S	2,875	87,512
Novo Nordisk A/S Class B	29,574	1,548,339
Novozymes A/S Class B	3,542	162,935
Orsted A/S (c)	3,118	236,403
Pandora A/S	1,843	86,372
Tryg A/S	1,868	51,271
Vestas Wind Systems A/S	3,154	265,648

		3,968,167

Finland — 1.2%
Elisa OYJ	2,410	108,770
Fortum OYJ (a)	7,083	144,903
Kone OYJ Class B	5,558	280,585
Metso OYJ	1,689	58,180
Neste OYJ (a)	2,067	220,221
Nokia OYJ	91,239	519,048
Nokian Renkaat OYJ	2,000	67,006
Nordea Bank Abp (a)	49,178	374,411
Orion OYJ Class B (a)	1,659	62,213
Sampo OYJ Class A	7,226	327,718
Stora Enso OYJ Class R	9,355	114,765
UPM-Kymmene OYJ	8,768	256,053

	Number of Shares	Value
Wartsila OYJ Abp	7,562	$122,134

		2,656,007

France — 10.1%
Accor SA	3,180	128,879
Aeroports de Paris	507	98,092
Air Liquide SA	6,971	887,598
Alstom SA	2,648	114,905
Amundi SA (c)	936	59,056
Arkema SA	1,157	110,480
Atos SE	1,606	155,468
AXA SA	31,797	801,241
BioMerieux	726	60,165
BNP Paribas SA	18,231	873,766
Bollore SA	14,694	66,522
Bouygues SA	3,636	130,001
Bureau Veritas SA	4,485	105,396
Capgemini SE	2,624	319,135
Carrefour SA	9,873	184,678
Casino Guichard Perrachon SA (a)	921	39,998
Cie de Saint-Gobain	8,176	296,591
Cie Generale des Etablissements Michelin SCA	2,811	333,209
CNP Assurances	2,968	65,359
Covivio	668	70,937
Credit Agricole SA	18,298	221,691
Danone SA	10,039	774,347
Dassault Aviation SA	40	59,017
Dassault Systemes SE	2,170	323,572
Edenred	3,969	180,765
Eiffage SA	1,172	112,681
Electricite de France SA	9,898	135,457
Engie SA	29,665	442,544
EssilorLuxottica SA	4,690	512,543
Eurazeo SE	733	55,174
Eutelsat Communications SA	2,857	50,087
Faurecia SA	1,290	54,523
Gecina SA	746	110,420
Getlink SE	7,876	119,508
Hermes International	514	339,689
ICADE	524	44,337
Iliad SA	440	44,274
Imerys SA	609	30,447
Ingenico Group SA	957	68,486
Ipsen SA	650	89,252
JCDecaux SA	1,295	39,483
Kering SA	1,233	709,098
Klepierre	3,482	121,959
L’Oreal SA	4,116	1,107,771
Legrand SA	4,368	292,818
LVMH Moet Hennessy Louis Vuitton SE	4,531	1,670,943
Natixis SA	16,032	85,846

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Orange SA	31,977	$520,560
Pernod Ricard SA	3,436	617,140
Peugeot SA	9,604	234,780
Publicis Groupe SA	3,502	187,860
Remy Cointreau SA	400	53,376
Renault SA	3,142	208,124
Rexel SA	4,732	53,420
Safran SA	5,406	741,773
Sanofi	18,358	1,623,381
Sartorius Stedim Biotech	491	62,217
Schneider Electric SE	8,311	651,463
Schneider Electric SE	595	46,793
SCOR SE	2,739	116,695
SEB SA	387	65,154
Societe BIC SA	410	36,574
Societe Generale SA	12,686	367,772
Sodexo SA	1,384	152,437
Suez	6,163	81,666
Teleperformance	930	167,237
Thales SA	1,782	213,785
Total SA	39,348	2,185,102
Ubisoft Entertainment SA (b)	1,343	119,844
Unibail Rodamco Westfield	11,160	91,779
Unibail Rodamco Westfield	1,295	212,293
Unibail Rodamco Westfield	359	58,852
Valeo SA (a)	4,026	117,213
Veolia Environnement SA	8,709	194,793
Vinci SA	8,252	803,250
Vivendi SA	16,827	487,819
Wendel SA	483	60,952

		23,232,312

Germany — 7.7%
1&1 Drillisch AG	804	28,578
adidas AG	2,930	711,824
Allianz SE Registered	6,955	1,546,925
Axel Springer SE	819	42,269
BASF SE	14,895	1,093,911
Bayer AG Registered	15,168	980,284
Bayerische Motoren Werke AG	5,465	421,438
Beiersdorf AG	1,697	176,549
Brenntag AG	2,587	133,161
Commerzbank AG (b)	16,977	131,398
Continental AG	1,815	273,217
Covestro AG (c)	3,140	172,737
Daimler AG Registered	14,673	859,867
Delivery Hero AG (b) (c)	1,611	58,211
Deutsche Bank AG Registered	32,413	263,956
Deutsche Boerse AG	3,053	391,440
Deutsche Lufthansa AG Registered	4,022	88,264
Deutsche Post AG Registered	16,342	531,651
Deutsche Telekom AG Registered	54,072	897,483
Deutsche Wohnen SE	5,942	288,253

	Number of Shares	Value
E.ON SE	35,690	$396,911
Evonik Industries AG	2,577	70,164
Fraport AG Frankfurt Airport Services Worldwide	688	52,676
Fresenius Medical Care AG & Co. KGaA	3,558	286,195
Fresenius SE & Co. KGaA	6,874	382,898
GEA Group AG	2,753	72,111
Hannover Rueck SE	1,009	144,871
HeidelbergCement AG	2,505	180,081
Henkel AG & Co. KGaA	1,752	166,487
HOCHTIEF AG	328	47,473
HUGO BOSS AG	1,080	73,729
Infineon Technologies AG	18,774	372,459
Innogy SE (b)	2,125	90,943
KION Group AG	1,194	62,423
LANXESS AG	1,411	75,256
Merck KGaA	2,151	245,261
METRO AG	2,772	45,960
MTU Aero Engines AG	872	197,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,435	576,334
OSRAM Licht AG	1,655	56,937
ProSiebenSat.1 Media SE	3,986	56,808
Puma SE	34	19,721
Puma SE	98	56,835
RWE AG	8,632	231,295
SAP SE	15,983	1,846,745
Siemens AG Registered	12,443	1,339,107
Siemens Healthineers AG (c)	2,536	105,699
Symrise AG	1,935	174,263
Telefonica Deutschland Holding AG	12,902	40,514
thyssenkrupp AG	7,121	97,826
TUI AG	4,761	45,673
TUI AG	2,672	25,691
Uniper Se	3,386	102,158
United Internet AG Registered	2,076	75,779
Volkswagen AG	556	90,491
Vonovia SE	7,952	412,199
Wirecard AG	1,936	242,708
Zalando SE (b) (c)	1,805	70,371

		17,721,898

Hong Kong — 2.9%
AIA Group Ltd.	196,780	1,958,749
The Bank of East Asia Ltd.	22,261	72,309
BOC Hong Kong Holdings Ltd.	60,500	250,454
CLP Holdings Ltd.	26,999	313,278
Galaxy Entertainment Group Ltd.	39,000	265,496
Hang Lung Group Ltd.	13,000	41,730
Hang Lung Properties Ltd.	33,000	80,538
Hang Seng Bank Ltd.	12,300	303,483

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Henderson Land Development Co. Ltd.	22,114	$140,560
HK Electric Investments & HK Electric Investments Ltd. Class SS	43,706	44,681
HKT Trust & HKT Ltd.	64,840	104,241
Hong Kong & China Gas Co. Ltd.	152,558	365,741
Hong Kong Exchanges & Clearing Ltd.	19,156	667,574
Hysan Development Co. Ltd.	11,035	59,107
Link REIT	34,223	400,189
MTR Corp. Ltd.	25,520	158,199
New World Development Co. Ltd.	101,890	168,975
PCCW Ltd.	71,136	44,222
Power Assets Holdings Ltd.	23,000	159,530
Sino Land Co. Ltd.	55,804	107,899
SJM Holdings Ltd.	34,000	38,801
Sun Hung Kai Properties Ltd.	26,258	450,524
Swire Pacific Ltd. Class A	8,000	103,041
Swire Properties Ltd.	19,996	86,027
Techtronic Industries Co. Ltd.	21,903	147,660
The Wharf Holdings Ltd.	21,000	63,394
Wheelock & Co. Ltd.	14,000	102,737

		6,699,139

Ireland — 0.6%
AIB Group PLC	13,857	62,252
Bank of Ireland Group PLC	16,741	99,760
CRH PLC	13,228	410,253
DCC PLC	1,659	143,893
James Hardie Industries PLC	7,352	94,856
Kerry Group PLC Class A	2,618	292,314
Kingspan Group PLC	2,587	119,836
Paddy Power Betfair PLC	1,378	106,293
Smurfit Kappa Group PLC	3,832	107,022

		1,436,479

Israel — 0.5%
Azrieli Group Ltd.	718	42,555
Bank Hapoalim B.M.	18,105	120,344
Bank Leumi Le-Israel BM	24,573	161,156
Bezeq The Israeli Telecommunication Corp. Ltd.	34,798	25,024
Check Point Software Technologies Ltd. (b)	1,994	252,221
Elbit Systems Ltd.	390	50,449
Israel Chemicals Ltd.	11,207	58,693
Mizrahi Tefahot Bank Ltd.	2,307	47,572
Nice Ltd. (b)	1,047	127,637
Teva Pharmaceutical Industries Ltd. Sponsored ADR (b)	15,941	249,955
Wix.com Ltd. (b)	700	84,581

		1,220,187

	Number of Shares	Value
Italy — 1.9%
Assicurazioni Generali SpA	19,244	$356,315
Atlantia SpA	7,890	204,726
Davide Campari-Milano SpA	9,775	96,062
Enel SpA	133,336	853,431
Eni SpA	41,071	725,543
Intesa Sanpaolo SpA	240,611	586,363
Leonardo SpA	6,438	75,068
Mediobanca Banca di Credito Finanziario SpA	10,626	110,464
Moncler SpA	3,010	121,663
Pirelli & C SpA (b) (c)	6,657	42,978
Poste Italiane SpA (c)	8,592	83,620
Prysmian SpA	4,071	77,064
Recordati SpA	1,755	68,409
Snam SpA	35,767	183,991
Telecom Italia SpA (a) (b)	192,873	119,985
Terna Rete Elettrica Nazionale SpA	23,695	150,305
UniCredit SpA	33,058	424,126

		4,280,113

Japan — 23.3%
ABC-Mart, Inc. (a)	500	29,794
Acom Co. Ltd. (a)	6,300	22,515
Aeon Co. Ltd.	10,200	213,673
AEON Financial Service Co, Ltd.	1,800	36,671
Aeon Mall Co. Ltd.	1,500	24,703
AGC, Inc.	3,100	108,923
Air Water, Inc.	2,400	34,892
Aisin Seiki Co. Ltd.	2,600	93,258
Ajinomoto Co., Inc.	6,800	108,805
Alfresa Holdings Corp.	3,100	88,338
Alps Electric Co. Ltd.	3,300	69,174
Amada Holdings Co. Ltd.	5,800	57,476
ANA Holdings, Inc.	2,000	73,387
Aozora Bank Ltd. (a)	1,900	47,052
Asahi Group Holdings Ltd.	5,800	259,040
Asahi Intecc Co. Ltd.	1,600	75,324
Asahi Kasei Corp.	20,600	213,531
Asics Corp. (a)	2,600	34,957
Astellas Pharma, Inc.	30,400	456,101
Bandai Namco Holdings, Inc.	3,100	145,502
The Bank of Kyoto Ltd.	800	33,565
Benesse Holdings, Inc.	1,100	28,636
Bridgestone Corp.	9,800	378,398
Brother Industries Ltd.	3,600	66,793
Calbee, Inc. (a)	1,300	35,058
Canon, Inc.	16,100	467,830
Casio Computer Co. Ltd. (a)	3,200	41,860
Central Japan Railway Co.	2,400	557,729
Century Tokyo Leasing Corp.	700	30,562
The Chiba Bank Ltd.	9,700	52,818
Chubu Electric Power Co., Inc.	10,200	159,279

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chugai Pharmaceutical Co. Ltd.	3,700	$254,815
The Chugoku Electric Power Co., Inc. (a)	4,900	61,147
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	53,375
Concordia Financial Group Ltd. (a)	17,400	67,149
Credit Saison Co. Ltd. (a)	2,600	34,351
CyberAgent, Inc. (a)	1,700	69,528
Dai Nippon Printing Co. Ltd.	4,200	100,637
Dai-ichi Life Holdings, Inc.	17,700	246,641
Daicel Corp. (a)	4,800	52,233
Daifuku Co. Ltd. (a)	1,700	88,949
Daiichi Sankyo Co. Ltd.	9,200	425,572
Daikin Industries Ltd.	4,000	469,901
Daito Trust Construction Co. Ltd.	1,200	167,286
Daiwa House Industry Co. Ltd.	9,000	286,327
Daiwa House REIT Investment Corp.	29	64,376
Daiwa Securities Group, Inc.	26,700	130,371
DeNA Co. Ltd.	1,800	27,133
Denso Corp.	6,900	269,631
Dentsu, Inc.	3,600	152,535
Disco Corp. (a)	500	71,508
Don Quijote Holdings Co. Ltd.	2,000	132,592
East Japan Railway Co.	5,000	483,553
Eisai Co. Ltd.	4,100	230,604
Electric Power Development Co. Ltd.	2,600	63,391
FamilyMart UNY Holdings Co. Ltd. (a)	4,000	101,982
FANUC Corp.	3,100	530,572
Fast Retailing Co., Ltd.	900	423,686
Fuji Electric Co. Ltd.	2,000	57,032
FUJIFILM Holdings Corp.	6,400	291,599
Fujitsu Ltd.	3,100	224,494
Fukuoka Financial Group, Inc.	2,400	53,394
Hakuhodo DY Holdings, Inc.	3,700	59,571
Hamamatsu Photonics KK	2,200	85,425
Hankyu Hanshin Holdings, Inc.	3,700	139,043
Hikari Tsushin, Inc.	300	56,900
Hino Motors Ltd.	4,200	35,476
Hirose Electric Co. Ltd.	525	55,402
Hisamitsu Pharmaceutical Co., Inc.	1,000	46,166
Hitachi Chemical Co. Ltd. (a)	1,700	37,809
Hitachi Construction Machinery Co. Ltd. (a)	1,700	45,331
Hitachi High-Technologies Corp.	1,100	45,220
Hitachi Ltd.	15,600	506,848
Hitachi Metals Ltd.	3,500	40,789
Honda Motor Co. Ltd.	26,500	718,233
Hoshizaki Corp.	900	55,895
Hoya Corp.	6,300	416,870
Hulic Co. Ltd.	5,200	51,097
Idemitsu Kosan Co. Ltd. (a)	2,300	76,824
IHI Corp.	2,300	55,443
Iida Group Holdings Co. Ltd.	2,500	45,395
Inpex Corp.	16,700	158,519

	Number of Shares	Value
Isetan Mitsukoshi Holdings Ltd.	5,800	$58,680
Isuzu Motors Ltd.	9,000	118,733
ITOCHU Corp.	21,700	393,792
J Front Retailing Co. Ltd.	3,600	42,946
Japan Airlines Co. Ltd.	2,100	73,971
Japan Airport Terminal Co. Ltd. (a)	800	33,934
Japan Exchange Group, Inc.	8,600	153,073
Japan Post Bank Co. Ltd. (a)	7,000	76,534
Japan Post Holdings Co. Ltd.	26,000	304,418
Japan Prime Realty Investment Corp.	14	57,669
Japan Real Estate Investment Corp.	21	123,797
Japan Retail Fund Investment Corp.	45	90,464
Japan Tobacco, Inc.	17,900	444,624
JFE Holdings, Inc.	8,000	136,038
JGC Corp.	3,300	44,063
JSR Corp.	3,000	46,662
JTEKT Corp.	3,300	40,773
JXTG Holdings, Inc.	53,300	242,657
Kajima Corp.	7,500	110,880
Kakaku.com, Inc.	2,300	44,310
Kamigumi Co. Ltd.	1,900	44,066
Kaneka Corp.	800	30,087
The Kansai Electric Power Co., Inc.	11,300	166,725
Kansai Paint Co. Ltd.	2,800	53,477
Kao Corp.	7,900	623,684
Kawasaki Heavy Industries Ltd.	2,300	56,847
KDDI Corp.	28,900	623,390
Keihan Holdings Co., Ltd.	1,500	63,149
Keikyu Corp.	3,500	59,542
Keio Corp. (a)	1,600	103,539
Keisei Electric Railway Co. Ltd.	2,000	72,763
Keyence Corp.	1,600	999,623
Kikkoman Corp. (a)	2,300	112,993
Kintetsu Group Holdings Co. Ltd.	2,800	130,608
Kirin Holdings Co. Ltd.	13,500	323,193
Kobayashi Pharmaceutical Co. Ltd.	800	67,625
Kobe Steel Ltd. (a)	5,200	39,174
Koito Manufacturing Co. Ltd.	1,600	91,061
Komatsu Ltd.	15,200	355,471
Konami Holdings Corp.	1,600	69,569
Konica Minolta, Inc.	7,100	70,026
Kose Corp.	500	92,210
Kubota Corp.	15,600	226,405
Kuraray Co. Ltd.	5,100	65,013
Kurita Water Industries Ltd.	1,800	46,028
Kyocera Corp.	5,300	312,184
Kyowa Hakko Kirin Co. Ltd.	4,100	89,351
Kyushu Electric Power Co, Inc.	6,000	70,883
Kyushu Railway Co.	2,600	85,535
Lawson, Inc.	800	44,373
LINE Corp. (a) (b)	1,300	45,715
Lion Corp.	3,700	77,969
LIXIL Group Corp.	4,600	61,493

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
M3, Inc.	6,800	$114,474
Makita Corp.	3,800	132,585
Marubeni Corp.	24,000	166,717
Marui Group Co. Ltd. (a)	3,300	66,755
Maruichi Steel Tube Ltd.	900	26,263
Mazda Motor Corp.	9,700	108,784
McDonald’s Holdings Co. Japan Ltd.	1,100	50,917
Mebuki Financial Group Inc.	13,300	34,090
Medipal Holdings Corp.	2,700	64,216
MEIJI Holdings Co. Ltd.	2,000	162,484
MinebeaMitsumi, Inc.	6,200	93,693
MISUMI Group, Inc. (a)	4,800	119,981
Mitsubishi Chemical Holding Corp.	21,200	149,702
Mitsubishi Corp.	21,800	607,455
Mitsubishi Electric Corp.	30,100	388,394
Mitsubishi Estate Co. Ltd.	19,400	352,343
Mitsubishi Gas Chemical Co., Inc. (a)	2,600	37,216
Mitsubishi Heavy Industries Ltd.	4,900	203,806
Mitsubishi Materials Corp.	1,800	47,624
Mitsubishi Motors Corp.	10,600	56,526
Mitsubishi Tanabe Pharma Corp.	4,000	53,498
Mitsubishi UFJ Financial Group, Inc.	191,400	949,965
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	32,659
Mitsui & Co. Ltd.	27,300	424,581
Mitsui Chemicals, Inc.	2,900	70,210
Mitsui Fudosan Co. Ltd.	14,700	370,373
Mitsui OSK Lines Ltd.	2,000	43,203
Mizuho Financial Group, Inc.	392,800	608,791
MonotaRO Co. Ltd. (a)	2,100	46,855
MS&AD Insurance Group Holdings, Inc.	7,800	237,758
Murata Manufacturing Co. Ltd.	8,700	434,999
Nabtesco Corp.	1,800	52,802
Nagoya Railroad Co. Ltd.	3,200	88,793
NEC Corp.	4,400	149,571
Nexon Co. Ltd. (b)	7,600	119,431
NGK Insulators Ltd.	4,600	67,017
NGK Spark Plug Co. Ltd.	2,600	48,449
NH Foods Ltd. (a)	1,500	54,015
Nidec Corp.	3,600	459,553
Nikon Corp. (a)	5,200	73,509
Nintendo Co. Ltd.	1,800	515,464
Nippon Building Fund, Inc.	22	148,945
Nippon Electric Glass Co. Ltd.	1,300	34,616
Nippon Express Co. Ltd.	1,200	66,864
Nippon Paint Holdings Co. Ltd. (a)	2,500	98,493
Nippon Prologis REIT, Inc.	27	57,468
Nippon Steel & Sumitomo Metal Corp.	12,700	224,669
Nippon Telegraph & Telephone Corp.	10,500	446,307
Nippon Yusen KK (a)	2,300	33,829
Nissan Chemical Corp.	2,100	96,407
Nissan Motor Co. Ltd. (a)	38,100	313,247

	Number of Shares	Value
Nisshin Seifun Group, Inc.	3,200	$73,494
Nissin Foods Holdings Co. Ltd.	1,100	75,754
Nitori Holdings Co. Ltd.	1,300	168,223
Nitto Denko Corp.	2,700	142,344
Nomura Holdings, Inc.	54,000	193,673
Nomura Real Estate Holdings, Inc.	2,100	40,395
Nomura Real Estate Master Fund, Inc.	62	91,374
Nomura Research Institute Ltd.	1,800	82,073
NSK Ltd.	5,700	53,576
NTT Data Corp.	10,100	111,590
NTT DOCOMO, Inc.	21,900	485,680
Obayashi Corp.	9,900	99,927
Obic Co. Ltd.	1,100	111,344
Odakyu Electric Railway Co. Ltd.	4,700	114,131
Oji Holdings Corp.	14,000	87,084
Olympus Corp.	18,800	204,427
Omron Corp.	3,100	145,834
Ono Pharmaceutical Co. Ltd.	6,400	125,848
Oracle Corp.	600	40,357
Oriental Land Co. Ltd.	3,300	375,223
ORIX Corp.	21,800	313,806
Osaka Gas Co. Ltd.	6,300	124,505
Otsuka Corp.	1,700	63,736
Otsuka Holdings Co. Ltd.	6,400	252,974
Panasonic Corp.	36,400	314,974
Park24 Co. Ltd.	1,800	39,134
Persol Holdings Co. Ltd.	3,100	50,532
Pigeon Corp.	1,900	77,921
Pola Orbis Holdings, Inc.	1,600	51,148
Rakuten, Inc.	14,700	139,606
Recruit Holdings Co. Ltd.	17,900	513,037
Renesas Electronics Corp. (b)	13,000	60,542
Resona Holdings, Inc.	32,100	139,355
Ricoh Co. Ltd.	11,400	119,515
Rinnai Corp.	600	42,526
Rohm Co. Ltd.	1,600	100,317
Ryohin Keikaku Co. Ltd.	400	101,703
Sankyo Co. Ltd.	800	30,546
Santen Pharmaceutical Co. Ltd.	6,300	94,327
SBI Holdings, Inc. (a)	3,642	81,557
Secom Co. Ltd.	3,400	291,656
Sega Sammy Holdings, Inc.	2,800	33,114
Seibu Holdings, Inc.	3,500	61,329
Seiko Epson Corp. (a)	4,100	62,901
Sekisui Chemical Co. Ltd.	6,300	101,421
Sekisui House Ltd.	10,500	174,007
Seven & i Holdings Co. Ltd.	12,200	460,373
Seven Bank Ltd.	10,000	29,584
SG Holdings Co. Ltd.	1,500	43,788
Sharp Corp. (a)	3,600	39,864
Shimadzu Corp.	3,800	110,394
Shimamura Co. Ltd.	400	33,880
Shimano, Inc.	1,200	195,666

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shimizu Corp.	9,000	$78,443
Shin-Etsu Chemical Co. Ltd.	5,900	496,282
Shinsei Bank Ltd. (b)	2,500	35,556
Shionogi & Co. Ltd.	4,400	272,821
Shiseido Co. Ltd.	6,100	441,471
The Shizuoka Bank Ltd.	7,200	54,920
Showa Denko KK	2,300	81,384
Showa Shell Sekiyu K.K. (b) (d)	3,100	47,047
SMC Corp.	900	339,718
Softbank Corp. (a)	27,200	306,799
SoftBank Group Corp.	13,500	1,315,789
Sohgo Security Services Co. Ltd.	1,200	52,366
Sompo Holdings, Inc.	5,100	188,432
Sony Corp.	20,600	867,043
Sony Financial Holdings, Inc.	2,900	54,653
Stanley Electric Co. Ltd.	2,200	59,359
Subaru Corp.	9,900	226,295
Sumco Corp.	3,800	42,568
Sumitomo Chemical Co. Ltd.	25,000	116,704
Sumitomo Corp.	18,400	255,232
Sumitomo Dainippon Pharma Co. Ltd.	2,600	64,446
Sumitomo Electric Industries Ltd.	12,700	169,038
Sumitomo Heavy Industries Ltd.	1,800	58,562
Sumitomo Metal Mining Co. Ltd.	3,900	116,100
Sumitomo Mitsui Financial Group, Inc.	21,600	755,856
Sumitomo Mitsui Trust Holdings, Inc.	5,500	197,931
Sumitomo Realty & Development Co. Ltd.	5,700	236,519
Sumitomo Rubber Industries Ltd.	3,000	36,081
Sundrug Co. Ltd.	1,200	33,149
Suntory Beverage & Food Ltd.	2,200	103,351
Suzuken Co. Ltd.	1,200	69,546
Suzuki Motor Corp.	5,500	243,929
Sysmex Corp.	2,800	169,856
T&D Holdings, Inc.	9,500	100,154
Taiheiyo Cement Corp.	2,100	70,126
Taisei Corp.	3,500	162,840
Taisho Pharmaceutical Holdings Co. Ltd.	600	57,307
Taiyo Nippon Sanso Corp.	2,100	32,050
Takashimaya Co. Ltd.	2,500	33,346
Takeda Pharmaceutical Co. Ltd.	24,141	988,011
TDK Corp.	2,100	165,149
Teijin Ltd.	2,800	46,284
Terumo Corp.	9,800	299,909
THK Co. Ltd.	1,900	47,197
Tobu Railway Co. Ltd.	3,100	89,643
Toho Co. Ltd.	1,900	76,355
Toho Gas Co. Ltd.	1,200	53,907
Tohoku Electric Power Co., Inc.	7,200	91,915
Tokio Marine Holdings, Inc.	10,600	514,003
Tokyo Electric Power Co. Holdings, Inc. (b)	23,300	147,352

	Number of Shares	Value
Tokyo Electron Ltd.	2,600	$377,000
Tokyo Gas Co. Ltd.	6,400	173,160
Tokyu Corp.	8,400	146,971
Tokyu Fudosan Holdings Corp.	10,500	62,949
Toppan Printing Co. Ltd.	4,000	60,498
Toray Industries, Inc.	23,400	149,864
Toshiba Corp.	10,600	337,826
Tosoh Corp.	4,100	63,955
TOTO Ltd.	2,400	102,063
Toyo Seikan Group Holdings Ltd.	2,400	49,377
Toyo Suisan Kaisha Ltd.	1,600	61,006
Toyoda Gosei Co. Ltd.	1,100	23,390
Toyota Industries Corp.	2,500	125,712
Toyota Motor Corp.	37,300	2,187,849
Toyota Tsusho Corp.	3,600	117,481
Trend Micro, Inc.	1,900	92,725
Tsuruha Holdings, Inc.	600	48,923
Unicharm Corp.	6,400	212,125
United Urban Investment Corp.	48	75,809
USS Co. Ltd.	3,700	68,845
Welcia Holdings Co. Ltd.	800	27,175
West Japan Railway Co.	2,600	196,251
Yahoo! Japan Corp. (a)	44,700	109,631
Yakult Honsha Co. Ltd.	2,000	140,280
Yamada Denki Co. Ltd. (a)	11,000	54,281
Yamaguchi Financial Group, Inc.	3,000	25,490
Yamaha Corp.	2,200	110,330
Yamaha Motor Co. Ltd.	4,800	94,528
Yamato Holdings Co. Ltd.	5,000	129,364
Yamazaki Baking Co. Ltd.	2,000	32,497
Yaskawa Electric Corp.	4,100	129,632
Yokogawa Electric Corp.	3,600	74,845
The Yokohama Rubber Co. Ltd.	1,800	33,563
ZOZO, Inc.	3,400	64,532

		53,377,229

Luxembourg — 0.3%
ArcelorMittal	10,875	220,838
Aroundtown SA	12,983	107,069
Eurofins Scientific SE (a)	185	76,651
Millicom International Cellular SA (b)	1,090	66,109
RTL Group	620	33,874
SES SA	6,082	94,679
Tenaris SA	7,982	112,535

		711,755

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	24,376

Netherlands — 4.4%
ABN AMRO Group NV (c)	7,127	160,912
Adyen NV (b) (c)	169	132,563
Aegon NV	30,018	144,520
AerCap Holdings NV (b)	2,043	95,081

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airbus SE	9,454	$1,253,645
Akzo Nobel NV	3,606	319,849
ASML Holding NV	6,647	1,249,129
CNH Industrial NV	16,556	168,835
EXOR NV	1,845	119,852
Ferrari NV	454	61,016
Ferrari NV	1,554	207,925
Fiat Chrysler Automobiles NV (b)	6,207	92,811
Fiat Chrysler Automobiles NV (b)	11,145	165,503
Heineken Holding NV	1,907	191,238
Heineken NV	4,275	451,616
ING Groep NV	63,237	766,517
Koninklijke Ahold Delhaize NV	19,278	513,298
Koninklijke DSM NV	2,992	326,600
Koninklijke KPN NV	53,105	168,470
Koninklijke Philips NV	15,007	612,214
Koninklijke Vopak NV	1,054	50,489
NN Group NV	4,949	205,826
NXP Semiconductor NV	5,559	491,360
QIAGEN NV (b)	3,591	145,668
Randstad NV (a)	1,898	92,724
STMicroelectronics NV	11,215	165,978
Unilever NV	25,166	1,462,721
Wolters Kluwer NV	4,507	307,159

		10,123,519

New Zealand — 0.2%
a2 Milk Co. Ltd. (b)	12,155	118,694
Auckland International Airport Ltd.	16,674	92,542
Fisher & Paykel Healthcare Corp. Ltd.	9,581	102,646
Fletcher Building Ltd.	14,358	48,393
Meridian Energy Ltd.	20,728	59,143
Ryman Healthcare Ltd.	6,396	53,376
Spark New Zealand Ltd.	31,370	81,235

		556,029

Norway — 0.7%
Det Norske Oljeselskap ASA	1,763	62,837
DNB ASA	16,001	294,778
Equinor ASA	18,632	408,332
Gjensidige Forsikring ASA (a)	3,473	60,008
Marine Harvest ASA (b)	7,021	156,862
Norsk Hydro ASA	22,731	92,440
Orkla ASA	13,876	106,520
Schibsted ASA Class B	1,499	53,713
Telenor ASA	12,186	244,063
Yara International ASA	3,003	122,957

		1,602,510

Papua New Guinea — 0.1%
Oil Search Ltd.	22,950	127,465

Portugal — 0.2%
Banco Espirito Santo SA (b) (d) (e)	39,664	-

	Number of Shares	Value
EDP — Energias de Portugal SA	40,995	$161,264
Galp Energia SGPS SA	8,363	133,894
Jeronimo Martins SGPS SA	3,859	56,948

		352,106

Singapore — 1.3%
Ascendas REIT	43,400	93,289
CapitaLand Commercial Trust	40,643	58,258
CapitaLand Ltd.	40,300	108,851
CapitaLand Mall Trust	41,100	72,226
City Developments Ltd.	6,800	45,478
ComfortDelGro Corp. Ltd.	34,800	66,143
DBS Group Holdings, Ltd.	28,963	539,716
Genting Singapore Ltd.	103,000	79,197
Jardine Cycle & Carriage Ltd.	1,777	42,687
Keppel Corp. Ltd.	21,900	100,937
Oversea-Chinese Banking Corp. Ltd.	50,912	415,864
SATS Ltd.	11,200	42,317
Sembcorp Industries Ltd.	16,500	31,209
Singapore Airlines Ltd.	9,500	67,844
Singapore Exchange Ltd.	13,700	74,020
Singapore Press Holdings Ltd.	26,900	47,968
Singapore Technologies Engineering Ltd.	27,000	74,649
Singapore Telecommunications Ltd.	133,600	298,091
Suntec REIT	35,300	50,843
United Overseas Bank Ltd.	22,493	418,035
UOL Group Ltd.	8,269	42,566
Venture Corp. Ltd.	4,400	58,522
Wilmar International Ltd.	31,500	77,073
Yangzijiang Shipbuilding Holdings Ltd.	39,700	44,109

		2,949,892

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	4,198	184,546
Aena SME SA (c)	1,089	196,152
Amadeus IT Group SA	7,081	567,501
Banco Bilbao Vizcaya Argentaria SA	108,403	619,904
Banco de Sabadell SA	89,824	89,547
Banco Santander SA	263,889	1,228,054
Bankia SA	19,111	49,570
Bankinter SA	11,327	86,295
CaixaBank SA	58,727	183,571
Enagas SA	3,861	112,390
Endesa SA	5,360	136,761
Ferrovial SA	7,908	185,315
Grifols SA	5,064	141,855
Iberdrola SA	102,202	897,591
Industria de Diseno Textil SA	17,744	521,830
Mapfre SA	18,733	51,632
Naturgy Energy Group SA	5,737	160,505
Red Electrica Corp. SA	6,894	146,958

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Repsol SA	22,976	$393,215
Siemens Gamesa Renewable Energy SA (a) (b)	3,998	63,716
Telefonica SA	75,560	633,505

		6,650,413

Sweden — 2.4%
Alfa Laval AB	4,969	114,139
Assa Abloy AB Class B	16,434	354,328
Atlas Copco AB Class A	11,043	296,839
Atlas Copco AB Class B	6,058	150,079
Boliden AB	4,596	130,505
Electrolux AB Series B	4,110	105,427
Epiroc AB Class A (b)	10,351	104,595
Epiroc AB Class B (b)	6,026	57,723
Essity AB Class B	9,752	281,486
Hennes & Mauritz AB Class B	14,615	243,710
Hexagon AB Class B	4,288	223,953
Husqvarna AB Class B	6,940	56,713
ICA Gruppen AB	1,312	52,621
Industrivarden AB Class C	2,655	55,645
Investor AB Class B	7,180	323,544
Kinnevik AB Class B	3,931	101,842
L E Lundbergforetagen AB Class B	1,378	43,598
Lundin Petroleum AB	3,013	101,970
Sandvik AB	18,625	302,708
Securitas AB Class B	5,416	87,427
Skandinaviska Enskilda Banken AB Class A (a)	26,688	231,136
Skanska AB Class B (a)	5,847	106,311
SKF AB Class B (a)	6,427	106,821
Svenska Handelsbanken AB Class A (a)	24,934	263,212
Swedbank AB Class A (a)	14,629	206,743
Swedish Match AB	2,862	145,748
Tele2 AB Class B	8,232	109,506
Telefonaktiebolaget LM Ericsson Class B (a)	50,672	464,902
Telia Co AB	45,904	207,384
Volvo AB Class B	25,860	399,760

		5,430,375

Switzerland — 8.7%
ABB Ltd. Registered	29,500	554,989
Adecco Group AG Registered	2,375	126,844
Baloise Holding AG Registered	828	136,933
Barry Callebaut AG Registered	36	65,037
Chocoladefabriken Lindt & Spruengli AG	18	122,427
Chocoladefabriken Lindt & Spruengli AG Registered	2	156,517
Cie Financiere Richemont SA Registered	8,445	616,064
Clariant AG	3,190	67,149

	Number of Shares	Value
Coca-Cola HBC AG (b)	3,273	$111,552
Credit Suisse Group AG Registered	40,804	476,334
Dufry AG Registered	530	55,754
EMS-Chemie Holding AG Registered	133	72,218
Geberit AG Registered	606	247,937
Givaudan SA Registered	149	382,160
Julius Baer Group Ltd.	3,784	153,136
Kuehne & Nagel International AG Registered	900	123,591
LafargeHolcim Ltd. Registered (b)	4,338	214,733
LafargeHolcim Ltd. Registered	3,434	169,913
Lonza Group AG Registered	1,231	382,394
Nestle SA Registered	50,059	4,777,473
Novartis AG Registered	35,394	3,406,450
Pargesa Holding SA	683	53,553
Partners Group Holding AG	286	208,184
Roche Holding AG	11,474	3,162,918
Schindler Holding AG	656	136,131
Schindler Holding AG Registered	334	69,179
SGS SA Registered	89	221,696
Sika AG Registered	2,118	296,210
Sonova Holding AG Registered	911	180,317
Straumann Holding AG Registered	168	137,372
The Swatch Group AG	508	145,614
The Swatch Group AG Registered	907	50,268
Swiss Life Holding AG Registered	543	239,364
Swiss Prime Site AG Registered	1,196	104,836
Swiss Re AG	4,940	482,908
Swisscom AG Registered (a)	433	211,860
Temenos Group AG Registered	1,020	150,613
UBS Group AG Registered	62,247	755,652
Vifor Pharma AG	774	104,753
Zurich Insurance Group AG	2,483	822,669

		19,953,702

United Kingdom — 16.5%
3i Group PLC	16,026	205,706
Admiral Group PLC	3,274	92,726
Anglo American PLC	17,036	457,408
Antofagasta PLC	6,685	84,575
Ashtead Group PLC	8,011	193,534
Associated British Foods PLC	5,903	187,797
AstraZeneca PLC	20,666	1,650,556
Auto Trader Group PLC (c)	15,140	102,910
Aviva PLC	62,340	335,931
Babcock International Group PLC	4,438	28,624
BAE Systems PLC	52,366	329,899
Barclays PLC	277,721	561,135
Barratt Developments PLC	15,797	123,561
The Berkeley Group Holdings PLC	2,033	97,749
BHP Group PLC	34,312	828,983
BP PLC	327,061	2,387,532
British American Tobacco PLC	37,393	1,560,058
The British Land Co. PLC	15,523	119,136

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BT Group PLC	136,248	$396,261
Bunzl PLC	5,638	186,018
Burberry Group PLC	6,526	166,678
Carnival PLC	2,661	130,634
Centrica PLC	93,994	139,888
Coca-Cola European Partners PLC (b)	3,345	173,070
Compass Group PLC	25,725	604,696
ConvaTec Group PLC (c)	22,355	41,246
Croda International PLC	2,207	145,269
Diageo PLC	39,597	1,619,594
Direct Line Insurance Group PLC	23,612	108,613
easyJet PLC	2,711	39,544
Experian PLC	15,046	407,680
Ferguson PLC	3,803	242,705
Fresnillo PLC	3,897	44,253
G4S PLC	26,917	64,527
GlaxoSmithKline PLC	80,906	1,678,488
Glencore PLC	182,133	757,508
GVC Holdings PLC	9,428	68,711
Hammerson PLC	11,404	49,961
Hargreaves Lansdown PLC	4,641	112,976
HSBC Holdings PLC	326,872	2,662,085
Imperial Brands PLC	15,421	528,397
Informa PLC	21,003	203,658
InterContinental Hotels Group PLC	2,881	173,697
Intertek Group PLC	2,702	171,132
Investec PLC	11,416	65,987
ITV PLC	61,370	101,661
J Sainsbury PLC	29,115	89,488
John Wood Group PLC	11,490	76,001
Johnson Matthey PLC	3,269	133,905
Kingfisher PLC	34,086	104,330
Land Securities Group PLC	12,358	147,208
Legal & General Group PLC	96,505	346,309
Lloyds Banking Group PLC	1,158,672	939,892
London Stock Exchange Group PLC	5,049	312,600
Marks & Spencer Group PLC	25,726	93,532
Meggitt PLC	12,764	83,689
Melrose Industries PLC	81,024	193,621
Merlin Entertainments PLC (c)	12,548	56,149
Micro Focus International PLC	6,825	176,730
Mondi PLC	6,202	137,707
National Grid PLC	55,444	616,532
Next PLC	2,302	167,639
NMC Health PLC (a)	1,656	49,326
Pearson PLC	13,133	143,112
Persimmon PLC	5,232	148,265
Prudential PLC	42,099	843,807
Reckitt Benckiser Group PLC	10,929	910,688
RELX PLC	31,949	684,241
Rio Tinto PLC	18,816	1,094,738
Rolls-Royce Holdings PLC	28,059	331,418
Royal Bank of Scotland Group PLC	78,017	251,667

	Number of Shares	Value
Royal Dutch Shell PLC Class A	73,521	$2,310,196
Royal Dutch Shell PLC Class B	61,104	1,931,467
Royal Mail PLC	14,067	43,685
RSA Insurance Group PLC	17,199	113,843
The Sage Group PLC	18,280	167,093
Schroders PLC	1,940	68,300
Segro PLC	16,974	148,927
Severn Trent PLC	3,893	100,330
Smith & Nephew PLC	14,507	287,789
Smiths Group PLC	6,641	124,274
SSE PLC	16,570	256,752
St. James’s Place PLC	9,025	121,246
Standard Chartered PLC	44,988	347,775
Standard Life Aberdeen PLC	38,632	132,885
Taylor Wimpey PLC	51,259	117,427
Tesco PLC	158,741	480,208
Unilever PLC	18,050	1,035,238
United Utilities Group PLC	10,714	113,848
Vodafone Group PLC	434,244	791,199
The Weir Group PLC	4,165	84,914
Whitbread PLC	2,821	186,983
Wm Morrison Supermarkets PLC	37,864	112,284
WPP PLC	20,746	219,834

		37,861,848

TOTAL COMMON STOCK (Cost $211,002,123)		221,427,619

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	893	58,699
Fuchs Petrolub SE 2.360%	1,156	47,579
Henkel AG & Co. KGaA 2.030%	2,928	298,811
Porsche Automobil Holding SE 2.970%	2,402	150,740
Sartorius AG 0.390%	558	95,705
Volkswagen AG 2.660%	2,999	472,018

		1,123,552

Italy — 0.0%
Telecom Italia SpA 5.740%	99,009	56,391

TOTAL PREFERRED STOCK (Cost $1,231,987)		1,179,943

TOTAL EQUITIES (Cost $212,234,110)		222,607,562

MUTUAL FUNDS — 3.0%
United States — 3.0%
iShares Core MSCI EAFE ETF	8,200	498,314

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f)	6,293,931	$6,293,931

		6,792,245

TOTAL MUTUAL FUNDS (Cost $6,737,727)		6,792,245

TOTAL LONG-TERM INVESTMENTS (Cost $218,971,837)		229,399,807

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$3,815,270	3,815,270

TOTAL SHORT-TERM INVESTMENTS (Cost $3,815,270)		3,815,270

TOTAL INVESTMENTS — 101.8% (Cost $222,787,107) (h)		233,215,077

Other Assets/(Liabilities) — (1.8)%		(4,076,249)

NET ASSETS — 100.0%		$229,138,828

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $5,973,337 or 2.61% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $1,678,490 or 0.73% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $47,047 or 0.02% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $3,815,668. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $3,896,535.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	24.6%
Financial	21.9%
Industrial	12.4%
Consumer, Cyclical	12.0%
Basic Materials	6.3%
Communications	5.8%
Energy	5.7%
Technology	4.1%
Utilities	3.7%
Mutual Funds	3.0%
Diversified	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	82,528	Bank of New York Mellon*	6/19/19	$110,000	$(2,095)
SEK	1,126,050	Bank of New York Mellon*	6/19/19	121,728	96

				231,728	(1,999)

AUD	257,302	Citibank N.A.*	6/19/19	182,244	718
EUR	241,834	Citibank N.A.*	6/19/19	274,000	(935)
GBP	493,587	Citibank N.A.*	6/19/19	654,936	(9,570)
JPY	113,182,268	Citibank N.A.*	6/19/19	1,023,893	3,538

				2,135,073	(6,249)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
CHF	38,266	Goldman Sachs & Co.*	6/19/19	$38,380	$333

EUR	1,047,804	Morgan Stanley & Co. LLC*	6/19/19	1,194,543	(11,422)
JPY	26,314,449	Morgan Stanley & Co. LLC*	6/19/19	238,000	874

				1,432,543	(10,548)

EUR	145,140	Societe Generale*	6/19/19	166,000	(2,116)
HKD	519,063	Societe Generale*	6/19/19	66,282	(3)

				232,282	(2,119)

				$4,070,006	$(20,582)

Contracts to Deliver
DKK	264,296	Citibank N.A.*	6/19/19	$40,421	$428
JPY	45,955,539	Citibank N.A.*	6/19/19	419,000	1,831

				459,421	2,259

ILS	119,805	Goldman Sachs & Co.*	6/19/19	33,351	193

NOK	504,037	Societe Generale*	6/19/19	58,855	240
SGD	87,443	Societe Generale*	6/19/19	64,606	(10)

				123,461	230

				$616,233	$2,682

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	4/29/19	2	$364,679	$5,731
Topix Index	6/13/19	13	1,871,896	(4,532)
SPI 200 Index	6/20/19	6	657,914	(656)
Euro Stoxx 50 Index	6/21/19	86	3,108,193	48,323
FTSE 100 Index	6/21/19	16	1,474,867	27,952
MSCI EAFE E-Mini Index	6/21/19	1	93,242	78

				$76,896

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Australia — 1.1%
Amcor Ltd.	140,261	$1,534,402
AMP Ltd.	1,107,038	1,658,761
Brambles Ltd.	33,800	283,076
Orica Ltd.	205,877	2,585,972

		6,062,211

Belgium — 0.9%
KBC Group NV	67,791	4,740,645

Brazil — 0.3%
Ambev SA ADR	437,072	1,879,410

Canada — 2.7%
Alimentation Couche-Tard, Inc. Class B	7,900	465,363
Canadian National Railway Co.	67,889	6,074,708
Cenovus Energy, Inc.	333,117	2,891,576
Suncor Energy, Inc.	157,558	5,106,324

		14,537,971

Cayman Islands — 0.9%
Baidu, Inc. Sponsored ADR (a)	28,771	4,742,899

Denmark — 1.6%
Carlsberg A/S Class B	20,943	2,616,970
Novo Nordisk A/S Class B	116,939	6,122,312

		8,739,282

France — 14.0%
Accor SA	95,400	3,866,382
Air Liquide SA	66,479	8,464,581
BNP Paribas SA	188,501	9,034,382
Bureau Veritas SA	85,800	2,016,266
Danone SA	76,751	5,920,100
Dassault Systemes SE	12,806	1,909,519
Engie SA	243,940	3,639,111
EssilorLuxottica SA	30,675	3,352,290
Hermes International	1,082	715,065
L’Oreal SA	15,513	4,175,134
Legrand SA	41,003	2,748,723
LVMH Moet Hennessy Louis Vuitton SE	20,941	7,722,624
Pernod Ricard SA	39,353	7,068,192
Publicis Groupe SA	71,653	3,843,734
Schneider Electric SE	106,075	8,342,152
Valeo SA (b)	116,830	3,401,377

		76,219,632

Germany — 12.0%
Allianz SE Registered	23,300	5,182,365
Bayer AG Registered	189,338	12,236,622
Bayerische Motoren Werke AG	78,185	6,029,303

	Number of Shares	Value
Beiersdorf AG	65,741	$6,839,431
Continental AG	41,910	6,308,826
Daimler AG Registered	131,573	7,710,435
Deutsche Boerse AG	16,774	2,150,675
Merck KGaA	34,857	3,974,458
MTU Aero Engines AG	8,748	1,980,644
ProSiebenSat.1 Media SE	106,082	1,511,879
SAP SE	72,214	8,343,918
thyssenkrupp AG	228,100	3,133,576

		65,402,132

Hong Kong — 1.9%
AIA Group Ltd.	1,023,200	10,184,937

India — 1.9%
Axis Bank Ltd. (a)	90,530	1,011,353
Housing Development Finance Corp. Ltd.	116,221	3,296,323
Tata Consultancy Services Ltd.	220,967	6,381,061

		10,688,737

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	5,224,300	2,736,269

Ireland — 2.0%
Linde PLC (a)	12,677	2,220,456
Ryanair Holdings PLC Sponsored ADR (a)	80,336	6,020,380
Willis Towers Watson PLC	14,072	2,471,747

		10,712,583

Israel — 0.7%
Check Point Software Technologies Ltd. (a)	32,598	4,123,321

Italy — 2.6%
Eni SpA	203,510	3,595,124
Intesa Sanpaolo SpA	4,339,696	10,575,733

		14,170,857

Japan — 10.4%
Daikin Industries Ltd.	43,800	5,145,420
Denso Corp.	85,700	3,348,893
FANUC Corp.	13,000	2,224,980
Hoya Corp.	131,000	8,668,248
Japan Tobacco, Inc.	164,300	4,081,104
Komatsu Ltd.	173,500	4,057,508
Kubota Corp.	285,200	4,139,154
Kyocera Corp.	80,000	4,712,205
Olympus Corp.	654,700	7,119,077
Omron Corp. (b)	22,900	1,077,293
Shin-Etsu Chemical Co. Ltd.	16,300	1,371,085
Terumo Corp.	224,600	6,873,430
Toyota Motor Corp.	62,600	3,671,832

		56,490,229

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR	171,900	$1,901,214

Netherlands — 5.5%
Akzo Nobel NV	74,105	6,573,035
ASML Holding NV	18,240	3,427,728
CNH Industrial NV	631,642	6,441,380
EXOR NV	74,100	4,813,569
ING Groep NV	252,602	3,061,875
QIAGEN NV (a)	64,720	2,625,342
Randstad NV (b)	59,089	2,886,709

		29,829,638

Republic of Korea — 1.1%
NAVER Corp.	25,450	2,784,280
Samsung Electronics Co. Ltd.	82,050	3,226,581

		6,010,861

Singapore — 0.8%
DBS Group Holdings, Ltd.	228,000	4,248,703

South Africa — 0.8%
Naspers Ltd.	19,395	4,487,660

Spain — 1.1%
Amadeus IT Group SA	73,591	5,897,894

Sweden — 3.1%
Essity AB Class B	98,401	2,840,290
Hennes & Mauritz AB Class B	420,894	7,018,558
SKF AB Class B (b)	180,000	2,991,721
Volvo AB Class B	268,000	4,142,917

		16,993,486

Switzerland — 11.5%
Cie Financiere Richemont SA Registered	47,120	3,437,411
Credit Suisse Group AG Registered	640,125	7,472,636
Julius Baer Group Ltd.	40,623	1,643,989
Kuehne & Nagel International AG Registered	17,740	2,436,122
LafargeHolcim Ltd. Registered	76,980	3,808,938
Nestle SA Registered	154,386	14,734,114
Novartis AG Registered	71,540	6,885,276
Roche Holding AG	36,069	9,942,764
Sika AG Registered	17,554	2,454,994
UBS Group AG Registered	457,054	5,548,442
Zurich Insurance Group AG	12,629	4,184,248

		62,548,934

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	116,082	4,754,719
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	2,559,979

		7,314,698

	Number of Shares	Value
United Kingdom — 17.5%
Ashtead Group PLC	153,564	$3,709,879
Barclays PLC	1,013,388	2,047,550
Compass Group PLC	247,682	5,822,052
Diageo PLC	159,688	6,531,548
Experian PLC	259,276	7,025,234
Ferguson PLC	40,457	2,581,941
G4S PLC	679,600	1,629,188
Glencore PLC	1,429,600	5,945,836
Just Eat PLC (a)	184,244	1,804,279
Liberty Global PLC Series A (a)	163,800	4,081,896
Liberty Global PLC Series C (a)	30,637	741,722
Lloyds Banking Group PLC	7,809,000	6,334,504
Meggitt PLC	101,349	664,506
Prudential PLC	97,832	1,960,886
Reckitt Benckiser Group PLC	85,513	7,125,597
RELX PLC (a)	176,907	3,782,923
RELX PLC	82,226	1,761,006
Rio Tinto PLC	73,754	4,291,099
Rolls-Royce Holdings PLC	501,490	5,923,336
Royal Bank of Scotland Group PLC	1,143,600	3,689,021
Schroders PLC	127,600	4,492,306
Schroders PLC	300	8,402
Smiths Group PLC	214,836	4,020,244
Tesco PLC	778,700	2,355,649
WPP PLC	670,003	7,099,647

		95,430,251

United States — 1.0%
Yum China Holdings, Inc.	123,666	5,553,840

TOTAL COMMON STOCK (Cost $529,274,498)		531,648,294

TOTAL EQUITIES (Cost $529,274,498)		531,648,294

MUTUAL FUNDS — 1.9%
United States — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	10,127,027	10,127,027

TOTAL MUTUAL FUNDS (Cost $10,127,027)		10,127,027

TOTAL LONG-TERM INVESTMENTS (Cost $539,401,525)		541,775,321

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$10,227,333	$10,227,333

TOTAL SHORT-TERM INVESTMENTS (Cost $10,227,333)		10,227,333

TOTAL INVESTMENTS — 101.3% (Cost $549,628,858) (e)		552,002,654

Other Assets/(Liabilities) — (1.3)%		(6,824,383)

NET ASSETS — 100.0%		$545,178,271

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $9,641,950 or 1.77% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $10,228,398. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 2.375%, maturity dates ranging from 3/15/22 – 5/31/22, and an aggregate market value, including accrued interest, of $10,436,173.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	27.1%
Financial	18.8%
Industrial	15.0%
Consumer, Cyclical	14.3%
Technology	7.5%
Communications	6.1%
Basic Materials	5.9%
Energy	2.1%
Mutual Funds	1.9%
Utilities	0.7%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Buy
CHF	817,000	State Street Bank and Trust Co.*	6/19/19	$850,079	$(23,536)

Contract to Deliver
CHF	4,426,000	State Street Bank and Trust Co.*	6/19/19	4,671,141	193,440

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 95.8%
Argentina — 0.0%
Loma Negra Cia Industrial Argentina SA (a)	30,979	$339,220

Australia — 3.4%
Amcor Ltd.	697,602	7,631,501
Australia & New Zealand Banking Group Ltd.	120,692	2,241,482
BHP Group Ltd.	121,399	3,317,175
Challenger Ltd.	245,452	1,450,723
CSL Ltd.	6,330	879,371
Downer EDI Ltd.	270,178	1,476,830
Healius Ltd.	553,031	1,033,297
Incitec Pivot Ltd.	510,385	1,134,653
Independence Group NL	343,578	1,192,496
Macquarie Group Ltd.	24,112	2,216,047
Rio Tinto Ltd.	12,573	877,003
Scentre Group	433,974	1,269,435
South32 Ltd.	1,898,647	5,039,074
Suncorp Group Ltd.	200,682	1,962,046
Telstra Corp. Ltd.	134,855	318,618
WorleyParsons Ltd.	240,157	2,421,329

		34,461,080

Austria — 0.5%
BAWAG Group AG (b)	24,933	1,099,346
Erste Group Bank AG	110,411	4,058,206

		5,157,552

Belgium — 0.6%
Anheuser-Busch InBev SA/NV	8,938	750,166
Galapagos NV (a)	5,813	678,430
KBC Group NV	49,070	3,431,480
Umicore SA (c)	35,943	1,603,255

		6,463,331

Bermuda — 1.0%
Credicorp Ltd.	18,583	4,458,991
Hongkong Land Holdings Ltd.	214,400	1,526,063
Jardine Matheson Holdings Ltd.	50,700	3,164,807
Liberty Latin America Ltd. Class C (a)	80,225	1,560,376

		10,710,237

Brazil — 1.3%
B3 SA — Brasil Bolsa Balcao	86,200	707,151
Banco Bradesco SA Sponsored ADR	203,100	2,215,821
BR Malls Participacoes SA	141,100	452,993
EDP — Energias do Brasil SA	417,000	1,808,436
Lojas Renner SA	359,535	4,022,024
Multiplan Empreendimentos Imobiliarios SA	66,520	397,386

	Number of Shares	Value
Raia Drogasil SA	170,500	$2,843,590
Suzano Papel e Celulose SA	56,100	666,979

		13,114,380

British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (d)	33,040	816,624

Canada — 3.4%
Bombardier, Inc. Class B (a)	420,845	809,347
Cameco Corp.	47,180	556,056
Canadian Natural Resources Ltd.	91,251	2,505,331
Canadian Pacific Railway Ltd.	8,847	1,822,825
Element Fleet Management Corp.	266,113	1,682,684
Franco-Nevada Corp.	42,262	3,168,504
Magna International, Inc.	150,642	7,334,759
National Bank of Canada	87,196	3,935,190
Restaurant Brands International, Inc.	38,190	2,486,551
Seven Generations Energy Ltd. Class A (a)	236,059	1,704,620
Sun Life Financial, Inc.	69,754	2,679,815
TransCanada Corp.	35,334	1,587,910
TransCanada Corp. (c)	50,800	2,281,600
Waste Connections, Inc.	24,000	2,126,160

		34,681,352

Cayman Islands — 6.3%
58.com, Inc. ADR (a)	28,871	1,896,247
AAC Technologies Holdings, Inc.	77,500	458,487
Alibaba Group Holding Ltd. Sponsored ADR (a)	106,403	19,413,227
Baidu, Inc. Sponsored ADR (a)	20,746	3,419,978
China Mengniu Dairy Co. Ltd.	1,298,000	4,827,695
CK Hutchison Holdings Ltd.	428,000	4,494,960
Ctrip.com International Ltd. ADR (a)	43,227	1,888,588
Farfetch Ltd. Class A (a)	41,157	1,107,535
Hengan International Group Co. Ltd.	227,500	1,993,836
StoneCo Ltd. (a) (c)	56,510	2,323,126
Sunny Optical Technology Group Co. Ltd.	73,900	882,380
TAL Education Group Sponsored ADR (a)	10,296	371,480
Tencent Holdings Ltd.	401,700	18,470,799
YY, Inc. ADR (a)	27,081	2,275,075

		63,823,413

Chile — 0.3%
Banco Santander Chile Sponsored ADR	71,160	2,117,010
SACI Falabella	88,952	661,416

		2,778,426

China — 2.1%
Anhui Conch Cement Co. Ltd. Class H	411,000	2,510,273
BTG Hotels Group Co. Ltd. Class A	299,160	979,326

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Longyuan Power Group Corp. Class H	1,932,000	$1,343,729
Gree Electric Appliances, Inc. of Zhuhai Class A	274,700	1,937,605
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	342,661	1,799,739
Huaneng Renewables Corp. Ltd. Class H	1,700,000	472,046
Kweichow Moutai Co. Ltd. Class A	30,698	3,917,829
Midea Group Co. Ltd.	53,300	387,368
Ping An Insurance Group Co. of China Ltd. Class H	558,000	6,247,606
Tsingtao Brewery Co. Ltd. Class H	356,000	1,679,974

		21,275,495

Colombia — 0.1%
Grupo Aval Acciones y Valores SA ADR	75,105	585,068

Czech Republic — 0.1%
Komercni banka AS	12,663	517,336

Denmark — 0.4%
Danske Bank A/S	104,992	1,844,033
GN Store Nord A/S	24,345	1,130,899
Novo Nordisk A/S Class B	22,820	1,194,735

		4,169,667

Finland — 0.7%
Nordea Bank Abp (c)	506,720	3,857,852
Sampo OYJ Class A	42,356	1,920,958
Stora Enso OYJ Class R	116,171	1,425,163

		7,203,973

France — 6.7%
Air Liquide SA	37,444	4,767,637
AXA SA	188,522	4,750,495
BNP Paribas SA	198,455	9,511,452
Criteo SA (a)	25,920	519,178
Dassault Aviation SA	2,300	3,393,500
Electricite de France SA	77,016	1,053,989
Engie SA	337,627	5,036,738
EssilorLuxottica SA	21,555	2,355,619
Eutelsat Communications SA	116,135	2,036,010
Kering SA	3,488	2,005,949
L’Oreal SA	11,011	2,963,476
Legrand SA	17,642	1,182,669
LVMH Moet Hennessy Louis Vuitton SE	1,807	666,386
Orange SA	166,683	2,713,467
Publicis Groupe SA	12,684	680,417
Sanofi	36,937	3,266,305
Schneider Electric SE	45,569	3,583,724
Thales SA	41,547	4,984,366
Total SA	195,293	10,845,156
Ubisoft Entertainment SA (a)	15,884	1,417,419

	Number of Shares	Value
Unibail Rodamco Westfield	5,716	$937,039
Unibail Rodamco Westfield	58	9,508

		68,680,499

Germany — 6.2%
Allianz SE Registered	17,161	3,816,934
BASF SE	53,033	3,894,822
Bayer AG Registered	143,377	9,266,234
Bayerische Motoren Werke AG	34,795	2,683,246
Commerzbank AG (a)	242,567	1,877,414
Covestro AG (b)	19,715	1,084,557
Daimler AG Registered	36,702	2,150,809
E.ON SE	64,024	712,015
Fresenius SE & Co. KGaA	74,656	4,158,511
GEA Group AG	50,805	1,330,762
HeidelbergCement AG	14,588	1,048,714
HUGO BOSS AG	7,908	539,860
Infineon Technologies AG	37,366	741,308
Knorr-Bremse AG (a)	23,358	2,319,946
Merck KGaA	12,538	1,429,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	26,565	6,287,601
SAP SE	19,487	2,251,612
Siemens AG Registered	67,502	7,264,520
Siemens Healthineers AG (b)	26,106	1,088,079
Stroeer SE & Co KGaA	16,773	982,493
Telefonica Deutschland Holding AG	1,304,700	4,096,973
Wirecard AG	8,120	1,017,970
Zalando SE (a) (b)	91,279	3,558,689

		63,602,675

Hong Kong — 2.2%
AIA Group Ltd.	1,649,400	16,418,134
Beijing Enterprises Holdings Ltd.	156,500	888,059
China Overseas Land & Investment Ltd.	420,000	1,597,425
China Resources Beer Holdings Company Ltd.	258,000	1,086,061
CSPC Pharmaceutical Group Ltd.	412,000	766,111
Fosun International Ltd.	929,000	1,576,947

		22,332,737

Hungary — 0.2%
OTP Bank Nyrt	48,293	2,126,160

India — 2.1%
Axis Bank Ltd. GDR (a) (d)	90,211	5,047,011
HDFC Bank Ltd. ADR	106,946	12,396,111
ICICI Bank Ltd. Sponsored ADR	19,470	223,126
Infosys Ltd. Sponsored ADR	257,842	2,818,213
Mahindra & Mahindra Ltd. Sponsored GDR	90,627	897,759
Tata Motors Ltd. (a)	15,045	188,965

		21,571,185

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 1.1%
Astra International Tbk PT	3,369,100	$1,735,920
Bank Central Asia Tbk PT	3,309,700	6,454,846
Bank Negara Indonesia Persero Tbk PT	1,815,400	1,199,795
Sarana Menara Nusantara Tbk PT	28,822,000	1,590,017

		10,980,578

Ireland — 0.5%
DCC PLC	21,104	1,830,452
Linde PLC (a)	13,836	2,423,463
Ryanair Holdings PLC Sponsored ADR (a)	15,502	1,161,720

		5,415,635

Italy — 0.9%
Banca Mediolanum SpA	371,432	2,632,459
Intesa Sanpaolo SpA	534,086	1,301,554
Leonardo SpA	79,239	923,934
Moncler SpA	44,054	1,780,648
Prysmian SpA	113,365	2,146,007

		8,784,602

Japan — 15.1%
Aisin Seiki Co. Ltd.	19,300	692,261
Asahi Kasei Corp.	173,400	1,797,389
Asics Corp.	91,500	1,230,233
Astellas Pharma, Inc.	393,300	5,900,809
Benesse Holdings, Inc.	59,400	1,546,368
Bridgestone Corp.	52,000	2,007,825
Central Japan Railway Co.	8,500	1,975,290
Chugai Pharmaceutical Co. Ltd.	22,600	1,556,435
Coca-Cola Bottlers Japan Holdings, Inc.	58,600	1,489,422
CyberAgent, Inc.	24,400	997,926
Daiichi Sankyo Co. Ltd.	19,700	911,280
DeNA Co. Ltd.	48,400	729,588
DIC Corp.	47,300	1,387,022
Disco Corp. (c)	8,000	1,144,124
Electric Power Development Co. Ltd.	55,100	1,343,410
en-japan, Inc.	26,800	785,779
Ezaki Glico Co. Ltd.	38,400	2,021,093
Fujitsu General Ltd.	112,700	1,596,810
Fujitsu Ltd.	26,200	1,897,339
Hamamatsu Photonics KK	23,000	893,082
Hitachi Metals Ltd.	140,600	1,638,552
Honda Motor Co. Ltd.	30,100	815,804
Hoshizaki Corp.	8,700	540,319
Ibiden Co. Ltd.	77,700	1,183,011
Inpex Corp.	81,300	771,711
Japan Post Holdings Co. Ltd.	176,100	2,061,847
Japan Tobacco, Inc.	136,100	3,380,634
JGC Corp.	95,200	1,271,160
Kansai Paint Co. Ltd.	38,200	729,580

	Number of Shares	Value
Kirin Holdings Co. Ltd.	160,100	$3,832,825
Koito Manufacturing Co. Ltd.	19,700	1,121,193
Kusuri no Aoki Holdings Co. Ltd.	8,700	623,507
Miraca Holdings, Inc.	42,200	1,051,993
Mitsubishi Corp.	68,000	1,894,813
Mitsubishi Electric Corp.	676,300	8,726,610
Mitsubishi Motors Corp.	301,400	1,607,270
Mitsubishi UFJ Financial Group, Inc.	977,700	4,852,565
Mitsubishi UFJ Lease & Finance Co. Ltd.	303,200	1,547,241
Mitsui Fudosan Co. Ltd.	60,000	1,511,727
Mitsui Mining & Smelting Co. Ltd.	25,400	655,199
Murata Manufacturing Co. Ltd.	80,100	4,004,988
Nippon Shokubai Co. Ltd.	26,800	1,751,622
Nippon Telegraph & Telephone Corp.	278,400	11,833,502
Omron Corp. (c)	25,800	1,213,719
Outsourcing, Inc. (c)	35,200	438,398
Panasonic Corp.	168,500	1,458,054
Persol Holdings Co. Ltd.	91,300	1,488,252
Pola Orbis Holdings, Inc.	22,400	716,075
Rakuten, Inc.	72,100	684,732
Recruit Holdings Co. Ltd.	52,600	1,507,583
Renesas Electronics Corp. (a)	212,600	990,086
Sega Sammy Holdings, Inc.	76,900	909,457
Seven & i Holdings Co. Ltd.	149,500	5,641,453
SMC Corp.	3,600	1,358,870
SoftBank Group Corp.	13,700	1,335,282
Sompo Holdings, Inc.	53,000	1,958,215
Sony Corp.	24,500	1,031,192
Stanley Electric Co. Ltd.	150,500	4,060,676
Sumitomo Corp.	362,600	5,029,725
Sumitomo Metal Mining Co. Ltd.	74,800	2,226,733
Sumitomo Mitsui Trust Holdings, Inc.	38,700	1,392,716
Sumitomo Rubber Industries Ltd.	43,100	518,357
Suzuki Motor Corp.	65,200	2,891,671
Takeda Pharmaceutical Co. Ltd.	211,231	8,644,987
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (a)	41,022	835,618
TechnoPro Holdings, Inc.	7,300	437,373
Terumo Corp.	47,800	1,462,823
THK Co. Ltd.	70,200	1,743,813
Tokio Marine Holdings, Inc.	54,200	2,628,202
Tokyo Electron Ltd.	20,100	2,914,503
Tosoh Corp.	20,400	318,216
Toyota Motor Corp.	117,700	6,903,748
Trend Micro, Inc.	6,900	336,740
Yahoo! Japan Corp. (c)	817,300	2,004,512

		154,392,939

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxembourg — 0.3%
Globant SA (a)	15,722	$1,122,551
Samsonite International SA (b)	308,400	987,961
Tenaris SA Sponsored ADR (c)	26,794	756,931

		2,867,443

Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB de CV	4,551	736,170
Wal-Mart de Mexico SAB de CV	649,100	1,735,258

		2,471,428

Netherlands — 3.9%
ABN AMRO Group NV (b)	194,929	4,401,072
Airbus SE	20,500	2,718,396
Akzo Nobel NV	19,927	1,767,504
ASML Holding NV	39,425	7,408,892
ING Groep NV	226,836	2,749,557
Koninklijke DSM NV	20,311	2,217,103
Koninklijke Philips NV	199,993	8,158,751
NXP Semiconductor NV	93,698	8,281,966
X5 Retail Group NV GDR (d)	29,327	731,092
Yandex NV Class A (a)	32,500	1,116,050

		39,550,383

Norway — 0.8%
DNB ASA	162,302	2,989,998
Equinor ASA	80,039	1,754,104
Storebrand ASA	230,569	1,796,530
Yara International ASA	31,184	1,276,823

		7,817,455

Philippines — 0.5%
GT Capital Holdings, Inc.	20,621	365,977
SM Investments Corp.	187,675	3,341,286
Universal Robina Corp.	485,620	1,405,962

		5,113,225

Portugal — 0.8%
Banco Comercial Portugues SA (a)	2,542,428	657,154
Galp Energia SGPS SA	274,883	4,400,971
Jeronimo Martins SGPS SA	194,537	2,870,829

		7,928,954

Republic of Korea — 3.5%
KT Corp. Sponsored ADR (a)	127,869	1,590,690
KT Corp.	32,611	786,995
LG Household & Health Care Ltd.	6,076	7,602,242
NAVER Corp.	50,036	5,474,036
Samsung Electronics Co. Ltd.	494,419	19,442,815
SK Hynix, Inc.	14,911	974,330

		35,871,108

Russia — 0.7%
Sberbank of Russia PJSC Sponsored ADR	507,608	6,734,772

	Number of Shares	Value
Saudi Arabia — 0.3%
Al Rajhi Bank	93,126	$2,657,253

Singapore — 0.8%
DBS Group Holdings, Ltd.	127,200	2,370,329
Sembcorp Industries Ltd.	182,900	345,942
United Overseas Bank Ltd.	200,100	3,718,882
Wilmar International Ltd.	538,100	1,316,594

		7,751,747

South Africa — 2.2%
Absa Group Ltd.	77,350	815,965
Bid Corp. Ltd.	32,827	678,049
Clicks Group Ltd.	63,299	808,855
FirstRand Ltd.	1,003,008	4,379,975
Mr Price Group Ltd.	24,627	323,597
MultiChoice Group Ltd. (a)	43,432	363,319
Naspers Ltd.	45,681	10,569,776
Sanlam Ltd.	508,866	2,602,405
Shoprite Holdings Ltd.	186,839	2,055,240

		22,597,181

Spain — 1.0%
Amadeus IT Group SA	39,327	3,151,832
Grifols SA	48,545	976,240
Iberdrola SA	405,188	3,558,573
Indra Sistemas SA (a)	83,661	929,545
Tecnicas Reunidas SA	19,898	559,459
Telefonica SA	150,058	1,258,105

		10,433,754

Sweden — 1.4%
Elekta AB	106,786	1,328,162
Essity AB Class B	215,043	6,207,097
Getinge AB Class B	164,274	1,913,572
Hexagon AB Class B	32,564	1,700,748
Svenska Handelsbanken AB Class A (c)	206,487	2,179,748
Telefonaktiebolaget LM Ericsson Class B	126,770	1,163,080

		14,492,407

Switzerland — 6.5%
ABB Ltd. Registered	105,370	1,982,344
Adecco Group AG Registered	20,310	1,084,707
dormakaba Holding AG	1,965	1,407,686
GAM Holding Ltd.	43,399	135,627
Julius Baer Group Ltd.	51,776	2,095,345
Lonza Group AG Registered	10,743	3,337,171
Nestle SA Registered	150,339	14,347,881
Novartis AG Registered	137,751	13,257,669
PSP Swiss Property AG Registered	18,390	1,998,327
Roche Holding AG	48,310	13,317,113
UBS Group AG Registered	556,865	6,760,106
Zurich Insurance Group AG	20,323	6,733,428

		66,457,404

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan — 3.2%
Catcher Technology Co. Ltd.	109,000	$843,448
Largan Precision Co. Ltd.	55,000	8,251,040
President Chain Store Corp.	128,000	1,261,686
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	118,655	4,860,109
Taiwan Semiconductor Manufacturing Co. Ltd.	2,019,000	16,151,871
Uni-President Enterprises Corp.	520,000	1,265,581

		32,633,735

Thailand — 0.6%
Airports of Thailand PCL	494,000	1,050,733
CP ALL PCL	2,020,000	4,757,996

		5,808,729

Turkey — 0.1%
BIM Birlesik Magazalar AS	52,349	715,609

United Arab Emirates — 0.3%
DP World PLC	35,723	571,536
First Abu Dhabi Bank PJSC	699,088	2,907,481

		3,479,017

United Kingdom — 11.8%
Antofagasta PLC	238,965	3,023,255
AstraZeneca PLC Sponsored ADR	95,653	3,867,251
Aviva PLC	284,863	1,535,040
Barclays PLC	38,200	305,600
BHP Group PLC	82,136	1,984,418
BP PLC Sponsored ADR	107,432	4,696,927
British American Tobacco PLC	189,890	7,922,323
Britvic PLC	72,954	906,910
BT Group PLC	746,347	2,170,660
Burberry Group PLC	129,107	3,297,465
Close Brothers Group PLC	17,146	325,690
Cobham PLC (a)	239,494	344,732
Compass Group PLC	77,591	1,823,866
ConvaTec Group PLC (b)	463,144	854,521
Diageo PLC	67,632	2,766,279
Direct Line Insurance Group PLC	462,294	2,126,500
GlaxoSmithKline PLC Sponsored ADR	192,158	8,030,283
Great Portland Estates PLC	189,841	1,847,072
HSBC Holdings PLC	242,424	1,974,330
Investec PLC	190,742	1,102,524
Johnson Matthey PLC	44,322	1,815,522
Kingfisher PLC	572,428	1,752,080
Liberty Global PLC Series A (a)	25,483	635,036
LivaNova PLC (a)	12,315	1,197,634
Lloyds Banking Group PLC	6,783,558	5,502,686
London Stock Exchange Group PLC	39,101	2,420,867
Meggitt PLC	574,521	3,766,908
Melrose Industries PLC	500,185	1,195,282

	Number of Shares	Value
National Grid PLC	163,135	$1,814,045
Next PLC	29,321	2,135,253
Persimmon PLC	56,690	1,606,489
Playtech PLC	121,810	690,355
Prudential PLC	409,569	8,209,158
Reckitt Benckiser Group PLC	29,527	2,460,415
Rolls-Royce Holdings PLC	218,187	2,577,110
Royal Dutch Shell PLC B Shares Sponsored ADR	52,491	3,356,799
Royal Dutch Shell PLC Class B	147,945	4,676,467
RSA Insurance Group PLC	125,661	831,771
Smith & Nephew PLC	168,742	3,347,496
Smiths Group PLC	86,907	1,626,298
SSE PLC	7,850	121,636
Standard Chartered PLC	168,307	1,301,080
Travis Perkins PLC	62,689	1,123,011
Unilever PLC	111,598	6,400,579
Vodafone Group PLC	804,917	1,466,571
Vodafone Group PLC Sponsored ADR	140,962	2,562,689
The Weir Group PLC	45,167	920,848
William Hill PLC	222,257	465,810
WPP PLC	310,047	3,285,395

		120,170,936

United States — 1.6%
Autoliv, Inc. (c)	15,337	1,119,397
Booking Holdings, Inc. (a)	1,646	2,872,122
Broadcom, Inc.	10,152	3,052,808
Mastercard, Inc. Class A	14,087	3,316,784
MercadoLibre, Inc. (a)	5,145	2,612,271
Philip Morris International, Inc.	18,898	1,670,394
Southern Copper Corp.	24,175	959,264
Veoneer, Inc. SDR (a) (c)	17,432	406,370

		16,009,410

TOTAL COMMON STOCK (Cost $1,018,910,457)		975,546,114

PREFERRED STOCK — 1.2%
Brazil — 0.9%
Banco Bradesco SA 3.340%	238,110	2,611,374
Itau Unibanco Holding SA 0.550%	731,350	6,431,195

		9,042,569

Germany — 0.1%
Sartorius AG 0.390%	3,116	534,438

Italy — 0.1%
Telecom Italia SpA 5.740%	1,405,710	800,622

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 3.760%	53,770	$1,720,043

TOTAL PREFERRED STOCK (Cost $12,541,110)		12,097,672

TOTAL EQUITIES (Cost $1,031,451,567)		987,643,786

MUTUAL FUNDS — 1.9%
United States — 1.9%
State Street Navigator Securities Lending Prime Portfolio (e)	19,160,015	19,160,015

TOTAL MUTUAL FUNDS (Cost $19,160,015)		19,160,015

TOTAL LONG-TERM INVESTMENTS (Cost $1,050,611,582)		1,006,803,801

SHORT-TERM INVESTMENTS — 2.4%
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund	23,526,398	23,526,398

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (f)	$1,109,451	1,109,451

TOTAL SHORT-TERM INVESTMENTS (Cost $24,635,849)		24,635,849

TOTAL INVESTMENTS — 101.3% (Cost $1,075,247,431) (g)		1,031,439,650

Other Assets/(Liabilities) — (1.3)%		(12,754,391)

NET ASSETS — 100.0%		$1,018,685,259

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $13,074,225 or 1.28% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $18,279,395 or 1.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $6,594,727 or 0.65% of net assets.

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $1,109,566. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,136,611.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	24.1%
Consumer, Non-cyclical	21.0%
Communications	11.7%
Industrial	10.2%
Consumer, Cyclical	9.7%
Technology	8.1%
Basic Materials	5.4%
Energy	4.2%
Mutual Funds	1.9%
Utilities	1.8%
Diversified	0.8%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

Written Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International*	97	SEK 2,570,500	4/17/19	Essity AB Class B, Strike 265.00	$(4,463)	$(6,071)	$(1,608)

Goldman Sachs International*	21	EUR 252,000	5/17/19	Airbus SE, Strike 120.00	(7,163)	(7,107)	56

Goldman Sachs International*	47	SEK 1,269,000	5/17/19	Essity AB Class B, Strike 270.00	(1,697)	(3,302)	(1,605)

JP Morgan Chase Bank N.A.*	2	GBP 100,000	5/17/19	London Stock Exchange Group PLC, Strike 5,000.00	(1,445)	(992)	453

					(14,768)	(17,472)	(2,704)

*	Contracts are subject to a Master Netting Agreement.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
JPY	146,484,000	Goldman Sachs International*	4/15/19	$1,318,430	$(4,735)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$893,131,953	$684,338,653
Repurchase agreements, at value (Note 2) (b)	58,142,521	32,579,353
Other short-term investments, at value (Note 2) (c)	3,819,007	39,852,398

Total investments (d)	955,093,481	756,770,404

Cash	5,922,364	-
Foreign currency, at value (e)	-	1,620,232
Receivables from:
Investments sold	12,429,552	1,271,937
Closed swap agreements, at value	-	157,060
Investments sold on a when-issued basis (Note 2)	11,631,527	4,832,672
Open forward contracts (Note 2)	-	710,658
Fund shares sold	1,126,992	2,631,750
Collateral pledged for open futures and option contracts (Note 2)	-	3,512,485
Collateral pledged for open swaps agreements (Note 2)	160,362	3,443,835
Collateral pledged for open forward contracts (Note 2)	-	570,000
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	4,724,452	4,643,312
Interest tax reclaim receivable	382	444
Foreign taxes withheld	-	-
Open swap agreements, at value (Note 2)	-	523,475
Prepaid expenses	56,452	81,027

Total assets	991,145,564	780,769,291

Liabilities:
Payables for:
Investments purchased	69,865,670	15,401,058
Written options outstanding, at value (Note 2) (f)	-	509,495
Open forward contracts (Note 2)	-	1,632,584
Interest and dividends	-	152
Investments purchased on a when-issued basis (Note 2)	26,716,231	69,628,402
Fund shares repurchased	2,856,968	2,735,456
Securities on loan (Note 2)	3,244,060	1,658,715
Trustees’ fees and expenses (Note 3)	167,907	46,799
Variation margin on open derivative instruments (Note 2)	258,890	1,508,466
Affiliates (Note 3):
Investment advisory fees	207,848	202,406
Administration fees	138,230	107,124
Service fees	117,806	76,040
Shareholder service fees	10,529	15,538
Distribution fees	17,908	11,359
Due to custodian	-	59,620
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	136,528	239,955

Total liabilities	103,738,575	93,833,169

Net assets	$887,406,989	$686,936,122

Net assets consist of:
Paid-in capital	$900,419,510	$682,127,450
Accumulated Gain (Loss)	(13,012,521)	4,808,672

Net assets	$887,406,989	$686,936,122

(a) Cost of investments:	$884,763,723	$678,198,172
(b) Cost of repurchase agreements:	$58,142,521	$32,579,353
(c) Cost of other short-term investments:	$3,817,750	$39,849,581
(d) Securities on loan with market value of:	$3,178,635	$1,623,980
(e) Cost of foreign currency:	$-	$1,667,876
(f) Premiums on written options:	$-	$362,981

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$396,052,985	$989,287,017	$3,228,466,712	$617,533,073	$136,261,931
7,959,790	12,921,923	42,415,557	15,005,888	977,189
1,027	-	5,843,312	1,031	-

404,013,802	1,002,208,940	3,276,725,581	632,539,992	137,239,120

82	932,299	21	-	-
-	-	-	60,250	-

7,108,069	26,377,530	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
1,185,599	824,727	3,974,034	303,967	61,682
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	307,771	-	-
661,886	1,487,054	2,883,065	1,152,424	16,054
-	-	-	-	-
9,361	305,310	-	-	-
-	-	-	-	-
83,411	68,469	92,533	74,277	71,738

413,062,210	1,032,204,329	3,283,983,005	634,130,910	137,388,594

8,734,583	3,242,039	49,271	1,056,361	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
492,890	4,841,464	11,871,683	2,375,886	327,777
132,127	-	643,005	123,088	-
158,018	208,990	469,306	126,828	17,225
-	-	-	-	-

159,720	490,007	245,749	342,428	69,743
98,813	141,286	564,689	114,915	69,715
29,152	49,158	514,611	47,942	11,877
6,984	18,435	82,993	17,240	3,667
1,251	1,630	138,970	1,523	1,794
-	-	-	-	-
-	-	-	-	-
94,567	145,164	322,760	117,070	32,188

9,908,105	9,138,173	14,903,037	4,323,281	533,986

$403,154,105	$1,023,066,156	$3,269,079,968	$629,807,629	$136,854,608

$376,289,507	$877,526,232	$1,959,152,270	$536,558,634	$106,379,713
26,864,598	145,539,924	1,309,927,698	93,248,995	30,474,895

$403,154,105	$1,023,066,156	$3,269,079,968	$629,807,629	$136,854,608

$377,003,770	$939,803,932	$1,954,274,805	$536,616,884	$109,914,049
$7,959,790	$12,921,923	$42,415,557	$15,005,888	$977,189
$1,027	$-	$5,841,484	$1,031	$-
$121,792	$-	$619,190	$110,439	$-
$-	$-	$-	$59,905	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$479,688,331	$363,644,003

Shares outstanding (a)	49,106,041	35,076,712

Net asset value, offering price and redemption price per share	$9.77	$10.37

Class R5 shares:
Net assets	$51,372,433	$80,167,554

Shares outstanding (a)	5,266,470	7,728,426

Net asset value, offering price and redemption price per share	$9.75	$10.37

Service Class shares:
Net assets	$113,627,781	$45,678,197

Shares outstanding (a)	11,597,976	4,400,975

Net asset value, offering price and redemption price per share	$9.80	$10.38

Administrative Class shares:
Net assets	$43,793,452	$70,586,017

Shares outstanding (a)	4,497,883	6,826,501

Net asset value, offering price and redemption price per share	$9.74	$10.34

Class A shares:
Net assets	$7,400,580	$47,088,072

Shares outstanding (a)	760,941	4,562,342

Net asset value, and redemption price per share	$9.73	$10.32

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.16	$10.78

Class R4 shares:
Net assets	$161,687,859	$60,439,133

Shares outstanding (a)	16,477,223	5,879,143

Net asset value, offering price and redemption price per share	$9.81	$10.28

Class R3 shares:
Net assets	$29,836,553	$19,333,146

Shares outstanding (a)	3,063,338	1,897,068

Net asset value, offering price and redemption price per share	$9.74	$10.19

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$195,367,691	$589,290,738	$964,804,479	$274,001,226	$63,545,419

17,882,301	59,802,065	57,101,388	16,288,558	8,321,889

$10.93	$9.85	$16.90	$16.82	$7.64

$134,600,224	$245,693,683	$484,444,535	$168,545,101	$30,431,349

12,291,338	24,783,619	28,560,416	9,973,585	3,971,601

$10.95	$9.91	$16.96	$16.90	$7.66

$8,792,070	$33,979,527	$411,415,079	$44,870,131	$9,739,014

801,976	3,443,721	24,200,211	2,713,548	1,305,449

$10.96	$9.87	$17.00	$16.54	$7.46

$14,053,602	$71,609,275	$534,112,788	$60,703,991	$12,503,802

1,272,511	7,201,311	32,066,161	3,729,345	1,729,742

$11.04	$9.94	$16.66	$16.28	$7.23

$41,626,867	$70,378,636	$27,903,170	$67,733,406	$15,635,806

3,807,457	7,176,353	1,708,620	4,385,087	2,292,590

$10.93	$9.81	$16.33	$15.45	$6.82

$11.57	$10.38	$17.28	$16.35	$7.22

$6,561,338	$9,386,768	$613,986,296	$11,316,695	$1,693,870

608,440	971,820	37,339,714	746,419	251,738

$10.78	$9.66	$16.44	$15.16	$6.73

$2,152,313	$2,727,529	$232,413,621	$2,637,079	$3,305,348

197,867	283,629	14,551,230	185,647	531,993

$10.88	$9.62	$15.97	$14.20	$6.21

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$3,079,940,039	$560,953,319
Repurchase agreements, at value (Note 2) (b)	6,966,350	18,174,009
Other short-term investments, at value (Note 2) (c)	1,053	-

Total investments (d)	3,086,907,442	579,127,328

Cash	9,582,446	1
Foreign currency, at value (e)	2,794	-
Receivables from:
Investments sold	4,323,586	-
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	11,064,686	413,839
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	1,816,245	34,144
Foreign taxes withheld	758,086	59,239
Prepaid expenses	115,270	64,896

Total assets	3,114,570,555	579,699,447

Liabilities:
Payables for:
Investments purchased	1,739,015	875,737
Open forward contracts (Note 2)	-	-
Fund shares repurchased	12,267,346	129,388
Securities on loan (Note 2)	3,005,173	-
Trustees’ fees and expenses (Note 3)	221,012	111,524
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	1,494,178	328,235
Administration fees	301,714	112,887
Service fees	206,823	35,145
Shareholder service fees	62,475	13,665
Distribution fees	35,550	652
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	245,460	94,991

Total liabilities	19,578,746	1,702,224

Net assets	$3,094,991,809	$577,997,223

Net assets consist of:
Paid-in capital	$2,054,860,165	$342,312,536
Accumulated Gain (Loss)	1,040,131,644	235,684,687

Net assets	$3,094,991,809	$577,997,223

(a) Cost of investments:	$2,114,200,963	$401,977,799
(b) Cost of repurchase agreements:	$6,966,350	$18,174,009
(c) Cost of other short-term investments:	$1,053	$-
(d) Securities on loan with market value of:	$2,945,806	$-
(e) Cost of foreign currency:	$2,794	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$88,437,403	$108,250,887	$208,153,185	$470,890,742	$321,333,404
1,995,246	6,538,326	5,860,834	6,098,344	3,364,645
-	-	120,257	898,589	829,085

90,432,649	114,789,213	214,134,276	477,887,675	325,527,134

-	14	276	5	5
-	43	-	-	13

243,722	32,418	251,565	-	40,918
47,799	-	-	-	-
15,083	-	-	-	-
247,813	570,423	216,277	669,594	476,821
-	-	12,433	24,464	11,459
162,025	139,985	299,079	443,976	368,036
689	-	-	-	-
58,986	69,660	64,392	58,512	61,369

91,208,766	115,601,756	214,978,298	479,084,226	326,485,755

169,483	83,373	633,171	1,003,022	26,717
1,737	-	-	-	-
87,654	196,050	819,845	5,805,025	1,862,390
591,608	101,250	4,293,406	7,860,423	16,412,039
21,426	23,655	74,324	33,438	24,436
-	-	8,720	-	-

49,804	67,877	142,300	37,232	24,685
68,098	66,221	67,729	138,672	99,892
2,059	8,733	11,366	173,151	93,306
364	1,959	3,963	11,629	9,252
236	761	307	80,491	36,773
-	-	-	-	-
86,091	44,041	66,731	73,555	72,445

1,078,560	593,920	6,121,862	15,216,638	18,661,935

$90,130,206	$115,007,836	$208,856,436	$463,867,588	$307,823,820

$92,267,097	$102,622,195	$201,037,134	$420,090,260	$283,688,436
(2,136,891)	12,385,641	7,819,302	43,777,328	24,135,384

$90,130,206	$115,007,836	$208,856,436	$463,867,588	$307,823,820

$89,621,912	$98,812,106	$196,564,616	$429,074,763	$294,592,097
$1,995,246	$6,538,326	$5,860,834	$6,098,344	$3,364,645
$-	$-	$120,195	$898,308	$828,826
$579,009	$93,420	$4,194,195	$7,660,173	$15,808,623
$-	$44	$-	$-	$13

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Class I shares:
Net assets	$1,822,030,427	$268,776,760

Shares outstanding (a)	82,502,652	27,172,762

Net asset value, offering price and redemption price per share	$22.08	$9.89

Class R5 shares:
Net assets	$498,817,967	$128,028,783

Shares outstanding (a)	22,616,403	13,145,223

Net asset value, offering price and redemption price per share	$22.06	$9.74

Service Class shares:
Net assets	$110,543,521	$74,660,494

Shares outstanding (a)	5,057,029	7,969,333

Net asset value, offering price and redemption price per share	$21.86	$9.37

Administrative Class shares:
Net assets	$307,925,112	$46,955,580

Shares outstanding (a)	14,297,404	5,279,251

Net asset value, offering price and redemption price per share	$21.54	$8.89

Class A shares:
Net assets	$184,786,371	$42,480,125

Shares outstanding (a)	8,975,800	5,305,940

Net asset value, and redemption price per share	$20.59	$8.01

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$21.79	$8.48

Class R4 shares:
Net assets	$111,069,330	$15,912,479

Shares outstanding (a)	5,408,348	1,969,416

Net asset value, offering price and redemption price per share	$20.54	$8.08

Class R3 shares:
Net assets	$59,819,081	$1,183,002

Shares outstanding (a)	3,123,291	166,048

Net asset value, offering price and redemption price per share	$19.15	$7.12

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$84,212,779	$52,605,922	$94,646,943	$74,677,741	$74,709,414

7,232,970	4,865,154	10,419,065	5,585,275	6,041,309

$11.64	$10.81	$9.08	$13.37	$12.37

$1,262,782	$38,650,016	$76,185,711	$19,830,645	$17,543,874

107,300	3,567,063	8,326,390	1,487,451	1,419,115

$11.77	$10.84	$9.15	$13.33	$12.36

$251,496	$4,557,238	$6,906,327	$24,401,816	$11,867,802

21,513	418,366	758,957	1,838,811	967,071

$11.69	$10.89	$9.10	$13.27	$12.27

$863,817	$4,404,441	$12,025,706	$57,280,421	$48,924,796

72,429	407,251	1,352,185	4,315,882	3,978,148

$11.93	$10.82	$8.89	$13.27	$12.30

$2,119,937	$10,267,485	$17,970,470	$32,707,002	$24,098,561

180,924	960,580	2,106,153	2,467,240	1,970,688

$11.72	$10.69	$8.53	$13.26	$12.23

$12.40	$11.31	$9.03	$14.03	$12.94

$982,283	$3,315,472	$590,025	$121,362,016	$69,973,502

84,961	312,734	70,135	9,207,526	5,748,529

$11.56	$10.60	$8.41	$13.18	$12.17

$437,112	$1,207,262	$531,254	$133,607,947	$60,705,871

37,853	114,448	68,329	10,174,964	5,008,996

$11.55	$10.55	$7.77	$13.13	$12.12

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$7,983,224,800	$540,502,062
Repurchase agreements, at value (Note 2) (b)	237,766,027	13,615,605
Other short-term investments, at value (Note 2) (c)	150,635,371	-

Total investments (d)	8,371,626,198	554,117,667

Cash	156	20,294
Foreign currency, at value (e)	-	12
Receivables from:
Investments sold	18,877,458	2,297,999
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	11,569,962	561,417
Collateral pledged for open futures contracts (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	4,026,203	317,232
Foreign taxes withheld	-	-
Prepaid expenses	266,220	63,450

Total assets	8,406,366,197	557,378,071

Liabilities:
Payables for:
Investments purchased	10,081,960	3,133,998
Written options outstanding, at value (Note 2) (f)	-	-
Open forward contracts (Note 2)	-	-
Fund shares repurchased	21,880,601	422,352
Securities on loan (Note 2)	39,229,477	12,562,888
Trustees’ fees and expenses (Note 3)	432,654	115,696
Affiliates (Note 3):
Investment advisory fees	4,477,972	349,052
Administration fees	600,374	94,466
Service fees	286,678	31,187
Shareholder service fees	80,807	9,155
Distribution fees	19,420	1,579
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	403,759	110,009

Total liabilities	77,493,702	16,830,382

Net assets	$8,328,872,495	$540,547,689

Net assets consist of:
Paid-in capital	$6,897,462,188	$448,272,327
Accumulated Gain (Loss)	1,431,410,307	92,275,362

Net assets	$8,328,872,495	$540,547,689

(a) Cost of investments:	$6,718,261,706	$475,056,298
(b) Cost of repurchase agreements:	$237,766,027	$13,615,605
(c) Cost of other short-term investments:	$150,635,371	$-
(d) Securities on loan with market value of:	$38,421,299	$12,289,621
(e) Cost of foreign currency:	$-	$12
(f) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$229,399,807	$541,775,321	$1,006,803,801
3,815,270	10,227,333	1,109,451
-	-	23,526,398

233,215,077	552,002,654	1,031,439,650

20,825	27,239	122,563
1,570,360	63,427	956,045

-	1,052,234	2,621,745
8,251	193,440	-
15,755	-	95,242
1,162,560	1,838,095	839,502
413,563	-	-
256,000	-	-
1,196,013	1,471,967	3,960,172
641,437	2,200,973	848,848
59,476	67,563	87,185

238,559,317	558,917,592	1,040,970,952

33,441	1,062,623	1,926,206
-	-	17,472
26,151	23,536	4,735
2,376,946	713,744	15,282
6,293,931	10,127,027	19,160,015
29,093	113,127	23,236

18,236	344,764	550,756
100,281	124,708	22,539
66,623	29,854	-
7,625	8,173	-
25,661	2,374	-
-	-	-
442,501	1,189,391	565,452

9,420,489	13,739,321	22,285,693

$229,138,828	$545,178,271	$1,018,685,259

$222,264,019	$547,974,399	$1,086,657,010
6,874,809	(2,796,128)	(67,971,751)

$229,138,828	$545,178,271	$1,018,685,259

$218,971,837	$539,401,525	$1,050,611,582
$3,815,270	$10,227,333	$1,109,451
$-	$-	$23,526,398
$5,973,337	$9,641,950	$18,279,395
$1,576,345	$63,193	$957,210
$-	$-	$14,768

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Class I shares:
Net assets	$5,644,876,774	$295,733,882

Shares outstanding (a)	254,700,360	19,907,860

Net asset value, offering price and redemption price per share	$22.16	$14.86

Class R5 shares:
Net assets	$1,501,427,331	$133,608,397

Shares outstanding (a)	68,452,864	9,132,909

Net asset value, offering price and redemption price per share	$21.93	$14.63

Service Class shares:
Net assets	$386,042,906	$28,790,677

Shares outstanding (a)	18,075,490	2,098,726

Net asset value, offering price and redemption price per share	$21.36	$13.72

Administrative Class shares:
Net assets	$309,810,502	$28,139,120

Shares outstanding (a)	15,231,387	2,208,902

Net asset value, offering price and redemption price per share	$20.34	$12.74

Class A shares:
Net assets	$239,431,682	$38,929,753

Shares outstanding (a)	12,837,395	3,512,888

Net asset value, and redemption price per share	$18.65	$11.08

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$19.74	$11.72

Class R4 shares:
Net assets	$213,851,479	$12,626,474

Shares outstanding (a)	11,382,308	1,129,885

Net asset value, offering price and redemption price per share	$18.79	$11.18

Class R3 shares:
Net assets	$33,431,821	$2,719,386

Shares outstanding (a)	1,956,228	285,231

Net asset value, offering price and redemption price per share	$17.09	$9.53

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$51,806,323	$312,557,119	$1,018,685,259

4,306,577	39,060,445	109,865,425

$12.03	$8.00	$9.27

$9,746,500	$119,836,575	$-

810,420	14,908,198	-

$12.03	$8.04	$-

$20,461,436	$37,905,442	$-

1,708,835	4,743,577	-

$11.97	$7.99	$-

$35,199,355	$23,200,759	$-

2,940,309	2,875,612	-

$11.97	$8.07	$-

$22,527,693	$32,695,104	$-

1,886,559	4,143,614	-

$11.94	$7.89	$-

$12.63	$8.35	$-

$46,991,965	$14,813,641	$-

3,955,960	1,919,231	-

$11.88	$7.72	$-

$42,405,556	$4,169,631	$-

3,579,418	534,074	-

$11.85	$7.81	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$5,228
Interest	14,775,148	12,367,802
Securities lending net income	41,782	7,077

Total investment income	14,816,930	12,380,107

Expenses (Note 3):
Custody fees	34,364	85,808
Investment advisory fees	1,267,062	1,205,444
Audit fees	23,117	25,415
Legal fees	9,712	11,571
Proxy fees	382	382
Accounting & Administration fees	31,929	26,160
Shareholder reporting fees	20,046	16,492
Trustees’ fees	18,227	11,777
Registration and filing fees	44,098	45,784
Transfer agent fees	1,480	1,480

	1,450,417	1,430,313
Administration fees:
Class R5	24,934	38,808
Service Class	87,249	35,390
Administrative Class	36,762	52,447
Class A	5,135	32,803
Class R4	160,227	63,657
Class R3	29,559	18,674
Distribution fees:
Class R3	36,949	23,342
Distribution and Service fees:
Class A	8,559	54,671
Class R4	200,284	79,571
Class R3	36,949	23,342
Shareholder service fees:
Service Class	29,083	11,797
Administrative Class	36,763	52,447
Class A	5,135	32,803

Total expenses	2,148,005	1,950,065
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses:	2,148,005	1,950,065

Net investment income (loss)	12,668,925	10,430,042

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$5,587,533	$15,028,807	$32,749,878	$7,284,364	$806,948
19,007	84,903	344,004	57,536	13,722
2,797	15	3,115	3,632	5,824

5,609,337	15,113,725	33,096,997	7,345,532	826,494

27,522	38,999	98,852	34,900	6,419
970,571	3,094,390	1,486,881	2,097,854	414,471
19,953	18,209	19,170	18,345	18,770
3,110	6,910	18,855	4,232	1,034
382	382	382	382	382
28,920	35,431	74,532	28,924	23,135
11,029	21,190	54,208	15,671	7,486
8,267	24,491	69,618	13,829	3,135
50,853	45,289	51,301	45,343	42,906
2,959	1,480	1,480	1,480	1,480

1,123,566	3,286,771	1,875,279	2,260,960	519,218

65,450	128,782	236,314	82,900	14,133
7,199	30,339	404,710	34,165	6,606
10,297	55,361	535,114	48,259	8,539
30,300	53,746	28,369	50,747	11,226
5,370	8,598	745,937	9,966	2,225
2,087	2,646	286,812	2,502	2,858

2,608	3,308	286,812	3,127	3,573

50,499	89,577	35,461	84,578	18,710
6,712	10,747	745,937	12,457	2,782
2,608	3,308	286,812	3,127	3,573

2,400	10,113	101,177	11,388	2,202
10,297	55,361	401,335	48,259	8,539
30,300	53,746	21,277	50,747	11,226

1,349,693	3,792,403	5,991,346	2,703,182	615,410

-	-	-	-	(23,067)
-	-	-	-	(11,050)
-	-	-	-	(3,419)
-	-	-	-	(4,444)
-	-	-	-	(5,909)
-	-	-	-	(898)
-	-	-	-	(1,092)

1,349,693	3,792,403	5,991,346	2,703,182	565,531

4,259,644	11,321,322	27,105,651	4,642,350	260,963

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$407,222	$(1,030,075)
Futures contracts	1,315,819	(1,582,689)
Written options	-	3,582,189
Swap agreements	-	1,617,170
Foreign currency transactions	12,688	(95,110)
Forward contracts	234,519	115,656

Net realized gain (loss)	1,970,248	2,607,141

Net change in unrealized appreciation (depreciation) on:
Investment transactions	22,621,023	19,234,303
Futures contracts	2,019,578	1,965,856
Written options	-	(338,877)
Swap agreements	17,681	(686,069)
Translation of assets and liabilities in foreign currencies	(10)	16,497
Forward contracts	(467,849)	282,989

Net change in unrealized appreciation (depreciation)	24,190,423	20,474,699

Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,160,671	23,081,840

Net increase (decrease) in net assets resulting from operations	$38,829,596	$33,511,882

(a) Net of foreign withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$7,021,505	$95,166,911	$60,793,579	$26,750,303	$7,984,790
-	-	(4,363,378)	-	-
-	-	-	-	-
-	-	-	-	-
(1,975)	5,421	-	531	(973)
-	-	-	-	-

7,019,530	95,172,332	56,430,201	26,750,834	7,983,817

(25,811,104)	(163,313,394)	(152,089,837)	(23,404,192)	(10,202,117)
-	-	665,217	-	-
-	-	-	-	-
-	-	-	-	-
290	(4,694)	-	(6,533)	-
-	-	-	-	-

(25,810,814)	(163,318,088)	(151,424,620)	(23,410,725)	(10,202,117)

(18,791,284)	(68,145,756)	(94,994,419)	3,340,109	(2,218,300)

$(14,531,640)	$(56,824,434)	$(67,888,768)	$7,982,459	$(1,957,337)

$36,360	$94,993	$-	$68,795	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Investment income (Note 2):
Dividends (a)	$15,341,886	$1,729,854
Interest	92,855	105,848
Securities lending net income	983	2,868

Total investment income	15,435,724	1,838,570

Expenses (Note 3):
Custody fees	87,836	27,317
Investment advisory fees	8,868,178	2,213,894
Audit fees	18,625	18,352
Legal fees	21,251	4,352
Proxy fees	382	382
Accounting & Administration fees	61,090	30,008
Shareholder reporting fees	32,784	16,016
Trustees’ fees	57,170	15,579
Registration and filing fees	54,194	43,353
Transfer agent fees	1,480	1,480

	9,202,990	2,370,733
Administration fees:
Class R5	232,711	63,960
Service Class	79,805	48,282
Administrative Class	214,386	35,306
Class A	130,448	31,476
Class R4	103,931	14,538
Class R3	56,650	936
Distribution fees:
Class R3	70,812	1,170
Distribution and Service fees:
Class A	217,414	52,460
Class R4	129,914	18,173
Class R3	70,812	1,170
Shareholder service fees:
Service Class	26,601	16,094
Administrative Class	214,386	35,306
Class A	130,448	31,476

Total expenses	10,881,308	2,721,080
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	10,881,308	2,721,080

Net investment income (loss)	4,554,416	(882,510)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$1,167,263	$746,348	$1,764,492	$3,991,170	$2,426,941
12,741	27,198	35,577	56,646	42,968
2,351	1,684	51,051	58,063	151,375

1,182,355	775,230	1,851,120	4,105,879	2,621,284

28,773	10,325	19,327	21,157	29,685
311,959	391,755	840,023	226,111	148,427
18,262	18,279	17,962	16,037	16,015
899	897	1,299	2,926	1,947
382	382	382	382	382
25,509	22,380	21,651	25,446	22,194
8,826	7,489	9,160	19,382	23,896
1,928	2,872	4,820	10,141	6,457
43,923	44,391	43,698	43,512	44,178
1,480	1,480	1,480	1,480	1,480

441,941	500,250	959,802	366,574	294,661

557	18,492	33,859	9,481	8,252
176	3,440	5,310	24,536	14,215
610	3,309	9,380	58,201	47,519
1,559	7,621	13,337	31,580	24,484
881	2,949	575	151,578	83,884
376	1,272	450	166,858	75,533

470	1,590	562	166,858	75,533

2,598	12,701	22,228	39,475	30,605
1,101	3,686	719	151,578	83,884
470	1,590	562	166,858	75,533

59	1,147	1,770	6,134	3,554
610	3,309	9,380	43,650	35,639
1,559	7,621	13,337	23,685	18,363

452,967	568,977	1,071,271	1,407,046	871,659

(80,130)	(23,401)	-	-	-
(1,073)	(20,226)	-	-	-
(227)	(2,521)	-	-	-
(781)	(2,432)	-	-	-
(1,995)	(5,599)	-	-	-
(850)	(1,557)	-	-	-
(363)	(712)	-	-	-
-	-	(6,156)	-	-
-	-	(4,404)	-	-
-	-	(489)	-	-
-	-	(851)	-	-
-	-	(1,210)	-	-
-	-	(39)	-	-
-	-	(28)	-	-

367,548	512,529	1,058,094	1,407,046	871,659

814,807	262,701	793,026	2,698,833	1,749,625

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$149,130,624	$102,420,661
Futures contracts	-	-
Foreign currency transactions	302	-
Forward contracts	-	-

Net realized gain (loss)	149,130,926	102,420,661

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(123,777,465)	(116,790,597)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	8	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	(123,777,457)	(116,790,597)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	25,353,469	(14,369,936)

Net increase (decrease) in net assets resulting from operations	$29,907,885	$(15,252,446)

(a) Net of foreign withholding tax of:	$216,203	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$130,847	$4,081,365	$(2,726,139)	$6,450,354	$1,912,879
-	-	(170,759)	(745,470)	424,231
(523)	(49)	58	-	(46)
194,849	-	-	-	-

325,173	4,081,316	(2,896,840)	5,704,884	2,337,064

(4,431,657)	(18,319,592)	(19,930,902)	(37,084,764)	(33,020,937)
-	-	31,054	206,932	52,005
(50)	(7)	-	-	-
10,461	-	-	-	-

(4,421,246)	(18,319,599)	(19,899,848)	(36,877,832)	(32,968,932)

(4,096,073)	(14,238,283)	(22,796,688)	(31,172,948)	(30,631,868)

$(3,281,266)	$(13,975,582)	$(22,003,662)	$(28,474,115)	$(28,882,243)

$6,574	$2,502	$4,751	$2,018	$1,080

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$31,935,769	$2,376,130
Interest	3,406,570	78,798
Securities lending net income	573,542	48,272

Total investment income	35,915,881	2,503,200

Expenses (Note 3):
Custody fees	198,457	36,081
Investment advisory fees	26,144,947	2,208,972
Audit fees	19,202	19,121
Legal fees	64,404	6,998
Proxy fees	382	382
Accounting & Administration fees	123,628	26,060
Shareholder reporting fees	204,648	13,330
Trustees’ fees	146,685	12,254
Registration and filing fees	107,770	44,219
Transfer agent fees	1,480	1,480

	27,011,603	2,368,897
Administration fees:
Class R5	691,948	61,405
Service Class	274,107	20,471
Administrative Class	223,648	21,396
Class A	172,867	27,523
Class R4	206,969	12,043
Class R3	31,792	2,474
Distribution fees:
Class R3	39,741	3,093
Distribution and Service fees:
Class A	288,112	45,871
Class R4	258,711	15,054
Class R3	39,740	3,092
Shareholder service fees:
Service Class	91,369	6,823
Administrative Class	223,648	21,396
Class A	172,867	27,522

Total expenses	29,727,122	2,637,060
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses:	29,727,122	2,637,060

Net investment income (loss)	6,188,759	(133,860)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$2,972,473	$4,831,166	$9,732,661
15,121	45,094	211,120
22,785	53,649	51,961

3,010,379	4,929,909	9,995,742

145,512	211,388	223,313
110,784	2,169,567	3,027,559
16,702	25,488	19,453
1,327	3,661	26,728
381	382	81
26,107	37,902	9,982
26,076	14,800	26,038
4,842	12,488	14,764
43,383	44,024	31,849
1,480	1,480	1,480

376,594	2,521,180	3,381,247

5,353	58,052	-
23,992	26,779	-
34,446	18,550	-
20,513	24,605	-
56,639	12,562	-
52,035	3,727	-

52,035	4,659	-

25,641	41,009	-
56,639	15,702	-
52,035	4,659	-

5,998	8,926	-
25,834	18,550	-
15,384	24,605	-

803,138	2,783,565	3,381,247

(20,287)	-	(441,444)
(4,824)	-	-
(10,652)	-	-
(15,471)	-	-
(9,259)	-	-
(20,393)	-	-
(18,749)	-	-

703,503	2,783,565	2,939,803

2,306,876	2,146,344	7,055,939

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$285,849,647	$38,144,006
Futures contracts	-	-
Written options	-	-
Foreign currency transactions	627	(60)
Forward contracts	-	-

Net realized gain (loss)	285,850,274	38,143,946

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(183,957,140)	(73,194,719)
Futures contracts	-	-
Written options	-	-
Translation of assets and liabilities in foreign currencies	(318)	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	(183,957,458)	(73,194,719)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	101,892,816	(35,050,773)

Net increase (decrease) in net assets resulting from operations	$108,081,575	$(35,184,633)

(a) Net of foreign withholding tax of:	$107,009	$7,014
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$596,160	$3,747,779	$(23,406,738)
186,923	-	-
-	-	19,629
(57,407)	(20,991)	(217,035)
(83,389)	-	39,130

642,287	3,726,788	(23,565,014)

(11,896,948)	(35,470,462)*	3,416,258
(120,337)	-	-
-	-	(7,821)
6,123	(46,802)	(15,294)
8,428	124,296	(29,255)

(12,002,734)	(35,392,968)	3,363,888

(11,360,447)	(31,666,180)	(20,201,126)

$(9,053,571)	$(29,519,836)	$(13,145,187)

$230,395	$409,567	$904,350
$-	$39,979	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,668,925	$21,030,243
Net realized gain (loss)	1,970,248	(14,960,139)
Net change in unrealized appreciation (depreciation)	24,190,423	(15,871,819)

Net increase (decrease) in net assets resulting from operations	38,829,596	(9,801,715)

Distributions to shareholders (Note 2):
Class I	(12,861,958)	(10,129,905)*
Class R5	(1,467,037)	(1,828,232)*
Service Class	(3,296,801)	(4,108,576)*
Administrative Class	(1,374,011)	(1,497,295)*
Class A	(182,951)	(107,308)*
Class R4	(4,142,266)	(4,386,331)*
Class R3	(680,228)	(659,012)*

Total distributions	(24,005,252)	(22,716,659)

Net fund share transactions (Note 5):
Class I	44,887,916	78,372,255
Class R5	(1,174,201)	(14,247,231)
Service Class	(19,921,321)	(21,252,012)
Administrative Class	(10,761,006)	(7,307,271)
Class A	2,943,117	(197,896)
Class R4	(13,564,859)	(42,464,885)
Class R3	(4,325,783)	(850,732)

Increase (decrease) in net assets from fund share transactions	(1,916,137)	(7,947,772)

Total increase (decrease) in net assets	12,908,207	(40,466,146)
Net assets*
Beginning of period	874,498,782	914,964,928

End of period	$887,406,989	$874,498,782

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund			MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$10,430,042	$15,476,366		$4,259,644	$6,800,472
2,607,141	(8,245,976)		7,019,530	57,294,881
20,474,699	(22,569,554)		(25,810,814)	(35,846,396)

33,511,882	(15,339,164)		(14,531,640)	28,248,957

(8,470,181)	(4,008,676	)*	(28,659,584)	(45,918,746	)*
(2,165,273)	(1,629,063	)*	(20,081,978)	(15,125,657	)*
(1,196,330)	(1,416,176	)*	(1,299,372)	(3,546,133	)*
(1,764,483)	(1,463,320	)*	(2,096,273)	(1,522,049	)*
(956,568)	(981,391	)*	(5,991,866)	(4,693,995	)*
(1,563,692)	(1,306,810	)*	(775,376)	(437,247	)*
(414,599)	(297,064	)*	(334,894)	(632,593	)*

(16,531,126)	(11,102,500)		(59,239,343)	(71,876,420)

67,691,395	118,010,442		28,430,974	83,112,589
(300,370)	10,888,997		16,701,067	102,218,131
(8,200,152)	(10,892,743)		(2,993,127)	4,023,618
(1,597,672)	7,406,356		1,543,805	11,397,212
664,803	(5,515,503)		3,941,501	31,912,391
(8,804,915)	9,749,260		2,934,569	3,953,468
(692,040)	4,104,641		405,950	499,958

48,761,049	133,751,450		50,964,739	237,117,367

65,741,805	107,309,786		(22,806,244)	193,489,904

621,194,317	513,884,531		425,960,349	232,470,445

$686,936,122	$621,194,317		$403,154,105	$425,960,349

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,321,322	$21,697,708
Net realized gain (loss)	95,172,332	184,928,131
Net change in unrealized appreciation (depreciation)	(163,318,088)	(106,625,065)

Net increase (decrease) in net assets resulting from operations	(56,824,434)	100,000,774

Distributions to shareholders (Note 2):
Class I	(73,708,191)	(95,130,880	)*
Class R5	(32,593,317)	(56,233,126	)*
Service Class	(5,125,760)	(9,180,210	)*
Administrative Class	(9,316,716)	(14,131,875	)*
Class A	(8,857,469)	(15,605,110	)*
Class R4	(1,053,343)	(2,626,805	)*
Class R3	(328,097)	(418,850	)*

Total distributions	(130,982,893)	(193,326,856)

Net fund share transactions (Note 5):
Class I	59,091,366	83,284,872
Class R5	(14,569,820)	(32,460,855)
Service Class	(8,154,854)	(6,667,926)
Administrative Class	(634,791)	413,773
Class A	(1,113,151)	(15,878,768)
Class R4	1,723,009	(5,532,388)
Class R3	361,775	89,181

Increase (decrease) in net assets from fund share transactions	36,703,534	23,247,889

Total increase (decrease) in net assets	(151,103,793)	(70,078,193)
Net assets*
Beginning of period	1,174,169,949	1,244,248,142

End of period	$1,023,066,156	$1,174,169,949

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund			MassMutual Select Equity Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$27,105,651	$52,965,032		$4,642,350	$8,952,675
56,430,201	441,815,801		26,750,834	35,859,278
(151,424,620)	46,663,902		(23,410,725)	56,609,190

(67,888,768)	541,444,735		7,982,459	101,421,143

(124,447,157)	(88,280,813	)*	(24,257,844)	(72,717,180	)*
(71,529,319)	(145,370,837	)*	(16,380,730)	(60,455,592	)*
(60,024,630)	(99,125,892	)*	(4,548,999)	(18,832,884	)*
(82,715,153)	(115,282,617	)*	(6,378,705)	(25,182,392	)*
(4,330,792)	(6,214,397	)*	(6,773,750)	(30,515,699	)*
(91,379,754)	(131,955,470	)*	(1,011,804)	(2,813,811	)*
(35,840,947)	(44,443,244	)*	(268,342)	(880,663	)*

(470,267,752)	(630,673,270)		(59,620,174)	(211,398,221)

275,014,297	263,871,503		24,654,057	75,124,542
36,987,713	(148,996,272)		(4,483,004)	11,938,559
475,166	(7,735,990)		(1,783,271)	(918,129)
25,811,444	54,482,191		(8,529,936)	6,562,404
(1,264,516)	7,865,893		(4,473,760)	(12,336,256)
40,819,001	36,554,500		2,704,882	2,877,730
23,101,463	50,991,235		193,434	66,375

400,944,568	257,033,060		8,282,402	83,315,225

(137,211,952)	167,804,525		(43,355,313)	(26,661,853)

3,406,291,920	3,238,487,395		673,162,942	699,824,795

$3,269,079,968	$3,406,291,920		$629,807,629	$673,162,942

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$260,963	$646,848
Net realized gain (loss)	7,983,817	22,932,763
Net change in unrealized appreciation (depreciation)	(10,202,117)	10,685,570

Net increase (decrease) in net assets resulting from operations	(1,957,337)	34,265,181

Distributions to shareholders (Note 2):
Class I	(12,107,941)	(5,614,879	)*
Class R5	(5,727,801)	(1,910,165	)*
Service Class	(1,806,108)	(643,847	)*
Administrative Class	(2,415,549)	(830,947	)*
Class A	(3,200,614)	(1,186,880	)*
Class R4	(540,125)	(207,679	)*
Class R3	(647,772)	(188,116	)*

Total distributions	(26,445,910)	(10,582,513)

Net fund share transactions (Note 5):
Class I	11,465,603	(22,896,447)
Class R5	4,058,338	1,842,345
Service Class	1,985,814	(375,602)
Administrative Class	2,721,794	(407,540)
Class A	403,223	624,068
Class R4	(412,750)	(581,666)
Class R3	686,527	602,655

Increase (decrease) in net assets from fund share transactions	20,908,549	(21,192,187)

Total increase (decrease) in net assets	(7,494,698)	2,490,481
Net assets*
Beginning of period	144,349,306	141,858,825

End of period	$136,854,608	$144,349,306

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund			MassMutual Select Growth Opportunities Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$4,554,416	$4,405,229		$(882,510)	$(3,244,257)
149,130,926	113,969,977		102,420,661	131,239,092
(123,777,457)	419,828,015		(116,790,597)	46,443,132

29,907,885	538,203,221		(15,252,446)	174,437,967

(102,738,297)	(53,054,734	)*	(76,357,844)	(45,787,023)*
(27,201,261)	(19,903,474	)*	(30,171,346)	(20,915,820)*
(6,197,046)	(5,983,959	)*	(13,542,503)	(9,706,877)*
(16,625,240)	(11,264,967	)*	(11,409,550)	(9,696,696)*
(10,484,536)	(6,428,862	)*	(11,000,479)	(9,844,285)*
(6,375,294)	(3,498,721	)*	(3,732,083)	(1,990,343)*
(3,632,300)	(1,952,233	)*	(234,569)	(140,948)*

(173,253,974)	(102,086,950)		(146,448,374)	(98,081,992)

101,837,007	482,449,469		(38,218,433)	(31,099,887)
19,370,069	(19,229,405)		10,441,024	(47,885,904)
(6,327,669)	(33,890,933)		19,703,982	(12,819,992)
7,505,032	10,132,740		3,133,562	(38,513,636)
(3,093,347)	8,491,498		4,995,927	(31,431,036)
8,541,804	26,283,357		3,168,367	6,324,611
2,581,904	11,428,820		439,103	(133,486)

130,414,800	485,665,546		3,663,532	(155,559,330)

(12,931,289)	921,781,817		(158,037,288)	(79,203,355)

3,107,923,098	2,186,141,281		736,034,511	815,237,866

$3,094,991,809	$3,107,923,098		$577,997,223	$736,034,511

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Mid-Cap Value Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$814,807	$1,155,959
Net realized gain (loss)	325,173	12,103,421
Net change in unrealized appreciation (depreciation)	(4,421,246)	(5,799,298)

Net increase (decrease) in net assets resulting from operations	(3,281,266)	7,460,082

Distributions to shareholders (Note 2):
Class I	(11,503,587)	(11,655,504	)*
Class R5	(158,819)	(1,093,454	)*
Service Class	(31,115)	(307,031	)*
Administrative Class	(104,376)	(117,314	)*
Class A	(253,992)	(304,984	)*
Class R4	(128,818)	(19,677	)*
Class R3	(48,457)	(50,014	)*

Total distributions	(12,229,164)	(13,547,978)

Net fund share transactions (Note 5):
Class I	7,811,839	14,378,856
Class R5	497,720	(5,821,933)
Service Class	36,683	(1,551,597)
Administrative Class	112,222	126,003
Class A	8,721	419,499
Class R4	807,790	181,149
Class R3	116,497	72,362

Increase (decrease) in net assets from fund share transactions	9,391,472	7,804,339

Total increase (decrease) in net assets	(6,118,958)	1,716,443
Net assets*
Beginning of period	96,249,164	94,532,721

End of period	$90,130,206	$96,249,164

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund		MassMutual Select Small Company Value Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$262,701	$345,381	$793,026	$863,999
4,081,316	31,006,864	(2,896,840)	32,330,854
(18,319,599)	(16,746,720)	(19,899,848)	(13,779,790)

(13,975,582)	14,605,525	(22,003,662)	19,415,063

(12,834,546)	(12,580,472)*	(13,734,962)	(19,733,950	)*
(11,337,239)	(5,022,873)*	(9,717,110)	(14,441,452	)*
(1,323,324)	(998,169)*	(1,044,582)	(1,987,189	)*
(1,349,612)	(594,964)*	(1,890,023)	(2,620,296	)*
(3,228,716)	(1,283,851)*	(2,762,400)	(4,202,887	)*
(841,985)	(378,288)*	(91,622)	(98,976	)*
(400,490)	(141,745)*	(74,193)	(37,646	)*

(31,315,912)	(21,000,362)	(29,314,892)	(43,122,396)

20,110,115	(54,977,901)	15,150,958	1,630,942
12,361,720	(1,770,875)	18,986,970	(2,681,800)
747,577	(3,129,714)	152,678	(2,971,924)
1,182,467	(4,033,024)	968,134	971,974
3,302,075	1,117,371	1,804,267	305,564
1,189,081	887,820	85,334	194,932
236,849	319,328	228,292	251,454

39,129,884	(61,586,995)	37,376,633	(2,298,858)

(6,161,610)	(67,981,832)	(13,941,921)	(26,006,191)

121,169,446	189,151,278	222,798,357	248,804,548

$115,007,836	$121,169,446	$208,856,436	$222,798,357

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM S&P Mid Cap Index Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,698,833	$4,676,147
Net realized gain (loss)	5,704,884	26,659,730
Net change in unrealized appreciation (depreciation)	(36,877,832)	30,377,877

Net increase (decrease) in net assets resulting from operations	(28,474,115)	61,713,754

Distributions to shareholders (Note 2):
Class I	(4,293,020)	(3,457,088	)*
Class R5	(1,337,826)	(1,672,445	)*
Service Class	(1,650,071)	(1,680,468	)*
Administrative Class	(4,009,925)	(3,959,269	)*
Class A	(2,022,709)	(2,196,437	)*
Class R4	(7,946,180)	(8,202,143	)*
Class R3	(8,491,936)	(8,882,727	)*

Total distributions	(29,751,667)	(30,050,577)

Net fund share transactions (Note 5):
Class I	17,041,708	12,619,908
Class R5	505,977	(5,492,991)
Service Class	218,764	(617,138)
Administrative Class	(776,715)	822,560
Class A	(26,882)	1,553,260
Class R4	(138,339)	(1,938,633)
Class R3	(2,355,120)	106,493

Increase (decrease) in net assets from fund share transactions	14,469,393	7,053,459

Total increase (decrease) in net assets	(43,756,389)	38,716,636
Net assets*
Beginning of period	507,623,977	468,907,341

End of period	$463,867,588	$507,623,977

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund			MassMutual Select Mid Cap Growth Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$1,749,625	$2,561,815		$6,188,759	$(1,350,300)
2,337,064	21,063,089		285,850,274	610,174,135
(32,968,932)	18,347,642		(183,957,458)	438,257,953

(28,882,243)	41,972,546		108,081,575	1,047,081,788

(4,859,403)	(5,350,588	)*	(441,755,322)	(210,263,356	)*
(1,227,006)	(1,654,589	)*	(120,458,826)	(75,022,880	)*
(1,027,598)	(1,855,393	)*	(32,706,464)	(17,313,004	)*
(3,462,205)	(5,030,138	)*	(27,875,145)	(22,936,108	)*
(1,758,380)	(2,293,220	)*	(23,553,867)	(18,966,860	)*
(4,654,800)	(6,191,199	)*	(20,553,850)	(9,838,503	)*
(4,158,146)	(5,645,520	)*	(3,485,296)	(2,328,583	)*

(21,147,538)	(28,020,647)		(670,388,770)	(356,669,294)

16,670,700	15,892,097		561,220,473	1,925,605,566
(1,673,359)	4,989,453		91,085,622	219,157,339
(4,849,018)	(1,008,958)		9,800,512	121,488,962
3,526,761	(1,038,577)		(1,239,556)	(32,110,351)
(824,741)	4,778,507		(9,501,169)	(24,433,125)
6,305,591	8,397,379		3,224,939	86,617,204
850,120	9,967,141		1,340,059	5,378,868

20,006,054	41,977,042		655,930,880	2,301,704,463

(30,023,727)	55,928,941		93,623,685	2,992,116,957

337,847,547	281,918,606		8,235,248,810	5,243,131,853

$307,823,820	$337,847,547		$8,328,872,495	$8,235,248,810

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(133,860)	$(1,438,520)
Net realized gain (loss)	38,143,946	97,427,824
Net change in unrealized appreciation (depreciation)	(73,194,719)	48,339,950

Net increase (decrease) in net assets resulting from operations	(35,184,633)	144,329,254

Distributions to shareholders (Note 2):
Class I	(53,822,840)	(16,698,170	)*
Class R5	(20,516,696)	(6,280,358	)*
Service Class	(4,720,329)	(1,941,712	)*
Administrative Class	(5,468,942)	(1,858,860	)*
Class A	(7,811,191)	(2,268,715	)*
Class R4	(2,518,076)	(817,599	)*
Class R3	(568,996)	(178,364	)*

Total distributions	(95,427,070)	(30,043,778)

Net fund share transactions (Note 5):
Class I	(16,339,772)	11,019,059
Class R5	19,585,117	(1,918,693)
Service Class	1,549,340	(6,333,063)
Administrative Class	386,017	(671,139)
Class A	5,799,683	1,695,992
Class R4	2,007,794	6,614,519
Class R3	797,535	20,319

Increase (decrease) in net assets from fund share transactions	13,785,714	10,426,994

Total increase (decrease) in net assets	(116,825,989)	124,712,470
Net assets*
Beginning of period	657,373,678	532,661,208

End of period	$540,547,689	$657,373,678

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund			MassMutual Select Overseas Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$2,306,876	$5,529,296		$2,146,344	$9,445,528
642,287	2,723,673		3,726,788	55,315,164
(12,002,734)	(3,773,110)		(35,392,968)	(65,390,579)

(9,053,571)	4,479,859		(29,519,836)	(629,887)

(1,978,598)	(1,825,880	)*	(35,516,273)	(5,991,661	)*
(566,304)	(596,929	)*	(12,169,771)	(2,868,140	)*
(1,092,714)	(1,130,032	)*	(3,746,864)	(811,229	)*
(1,509,852)	(1,866,307	)*	(2,773,420)	(648,222	)*
(831,254)	(767,230	)*	(3,438,284)	(717,837	)*
(1,930,293)	(1,824,319	)*	(1,327,602)	(181,675	)*
(1,654,082)	(1,630,816	)*	(380,242)	(43,251	)*

(9,563,097)	(9,641,513)		(59,352,456)	(11,262,015)

8,160,221	8,974,020		3,298,271	50,191,124
(1,835,696)	(528,107)		3,530,300	(16,593,181)
(4,647,471)	2,232,741		4,154,649	(5,309,473)
(438,648)	(4,248,399)		(3,667,975)	(8,824,112)
1,843,907	4,541,211		(3,047,227)	(7,171,338)
2,229,789	4,465,581		3,767,667	5,434,250
298,887	5,580,375		762,004	797,437

5,610,989	21,017,422		8,797,689	18,524,707

(13,005,679)	15,855,768		(80,074,603)	6,632,805

242,144,507	226,288,739		625,252,874	618,620,069

$229,138,828	$242,144,507		$545,178,271	$625,252,874

MassMutual Management Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,055,939	$12,863,639
Net realized gain (loss)	(23,565,014)	(6,388,657)
Net change in unrealized appreciation (depreciation)	3,363,888	(47,226,520)

Net increase (decrease) in net assets resulting from operations	(13,145,187)	(40,751,538)

Distributions to shareholders (Note 2):
Class I	(14,075,026)	- *

Total distributions	(14,075,026)	-

Net fund share transactions (Note 5):
Class I	236,289,934	850,367,076

Increase (decrease) in net assets from fund share transactions	236,289,934	850,367,076

Total increase (decrease) in net assets	209,069,721	809,615,538
Net assets*
Beginning of period	809,615,538	-

End of period	$1,018,685,259	$809,615,538

†	Fund commenced operations on February 9, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)
Class I
3/31/19[r]	$9.62	$0.15	$0.29	$0.44	$(0.29)	$-	$(0.29)	$9.77	4.74%	[b]	$479,688	0.34%	[a]	N/A		N/A		3.23%	[a]
9/30/18	9.99	0.25	(0.34)	(0.09)	(0.28)	-	(0.28)	9.62	(0.98%	)	426,828	0.34%		N/A		N/A		2.62%
9/30/17	10.43	0.22	(0.18)	0.04	(0.27)	(0.21)	(0.48)	9.99	0.57%		361,805	0.35%		N/A		N/A		2.18%
9/30/16	10.17	0.21	0.30	0.51	(0.22)	(0.03)	(0.25)	10.43	5.10%		303,783	0.37%		0.34%		0.34%		2.02%
9/30/15[i]	10.10	0.14	(0.06)	0.08	(0.00)[d]	(0.01)	(0.01)	10.17	0.79%	[b]	534,131	0.39%	[a]	0.34%	[a]	0.34%	[a]	1.81%	[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%		459,950	0.41%	[p]	0.40%	[p]	0.40%	[n]	2.07%
12/31/13	10.55	0.20	(0.35)	(0.15)	(0.26)	(0.02)	(0.28)	10.12	(1.43%	)	420,872	0.40%	[p]	N/A		N/A		1.87%
Class R5
3/31/19[r]	$9.60	$0.15	$0.28	$0.43	$(0.28)	$-	$(0.28)	$9.75	4.63%	[b]	$51,372	0.44%	[a]	N/A		N/A		3.12%	[a]
9/30/18	9.96	0.24	(0.34)	(0.10)	(0.26)	-	(0.26)	9.60	(1.01%	)	51,708	0.44%		N/A		N/A		2.49%
9/30/17	10.41	0.20	(0.18)	0.02	(0.26)	(0.21)	(0.47)	9.96	0.36%		68,491	0.45%		N/A		N/A		2.04%
9/30/16	10.15	0.20	0.30	0.50	(0.21)	(0.03)	(0.24)	10.41	5.01%		115,428	0.47%		0.44%		0.44%		1.94%
9/30/15[i]	10.08	0.13	(0.05)	0.08	(0.00)[d]	(0.01)	(0.01)	10.15	0.79%	[b]	166,482	0.49%	[a]	0.44%	[a]	0.44%	[a]	1.70%	[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%		148,821	0.52%	[p]	0.51%	[p]	0.51%	[n]	1.98%
12/31/13	10.54	0.18	(0.35)	(0.17)	(0.25)	(0.02)	(0.27)	10.10	(1.68%	)	175,117	0.55%	[p]	N/A		N/A		1.72%
Service Class
3/31/19[r]	$9.63	$0.14	$0.30	$0.44	$(0.27)	$-	$(0.27)	$9.80	4.69%	[b]	$113,628	0.54%	[a]	N/A		N/A		3.01%	[a]
9/30/18	10.00	0.23	(0.34)	(0.11)	(0.26)	-	(0.26)	9.63	(1.17%	)	131,813	0.54%		N/A		N/A		2.41%
9/30/17	10.45	0.19	(0.19)	-	(0.24)	(0.21)	(0.45)	10.00	0.25%		158,965	0.55%		N/A		N/A		1.95%
9/30/16	10.17	0.19	0.31	0.50	(0.19)	(0.03)	(0.22)	10.45	5.04%		193,887	0.57%		0.54%		0.54%		1.83%
9/30/15[i]	10.12	0.12	(0.06)	0.06	(0.00)[d]	(0.01)	(0.01)	10.17	0.59%	[b]	209,728	0.59%	[a]	0.54%	[a]	0.54%	[a]	1.54%	[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%		316,778	0.62%	[p]	0.62%	k,[p]	0.62%	[k],n	1.86%
12/31/13	10.56	0.17	(0.35)	(0.18)	(0.23)	(0.02)	(0.25)	10.13	(1.78%	)	355,678	0.67%	[p]	N/A		N/A		1.60%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	108%	243%	289%	264%	264%	453%[u]	460%[u]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Amount of interest expense had no impact on the ratio of expenses to average daily net assets.
p

Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

r	Unaudited.
u

Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, 479% and 509% as of December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)
Administrative Class
3/31/19[r]	$9.57	$0.14	$0.29	$0.43	$(0.26)	$-	$(0.26)	$9.74	4.63%	[b]	$43,793	0.64%	[a]	N/A		N/A		2.91%	[a]
9/30/18	9.93	0.22	(0.34)	(0.12)	(0.24)	-	(0.24)	9.57	(1.21%	)	53,849	0.64%		N/A		N/A		2.30%
9/30/17	10.37	0.18	(0.18)	-	(0.23)	(0.21)	(0.44)	9.93	0.19%		63,399	0.65%		N/A		N/A		1.86%
9/30/16	10.11	0.17	0.31	0.48	(0.19)	(0.03)	(0.22)	10.37	4.80%		80,444	0.67%		0.64%		0.64%		1.73%
9/30/15[i]	10.06	0.11	(0.05)	0.06	(0.00)[d]	(0.01)	(0.01)	10.11	0.59%	[b]	89,080	0.69%	[a]	0.64%	[a]	0.64%	[a]	1.49%	[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%		86,220	0.72%	[p]	0.71%	[p]	0.71%	[n]	1.74%
12/31/13	10.51	0.16	(0.35)	(0.19)	(0.23)	(0.02)	(0.25)	10.07	(1.86%	)	107,501	0.75%	[p]	N/A		N/A		1.52%
Class A
3/31/19[r]	$9.56	$0.13	$0.29	$0.42	$(0.25)	$-	$(0.25)	$9.73	4.52%	[b]	$7,401	0.89%	[a]	N/A		N/A		2.68%	[a]
9/30/18	9.93	0.20	(0.35)	(0.15)	(0.22)	-	(0.22)	9.56	(1.51%	)	4,327	0.89%		N/A		N/A		2.07%
9/30/17	10.38	0.17	(0.19)	(0.02)	(0.22)	(0.21)	(0.43)	9.93	(0.01%	)	4,703	0.90%		N/A		N/A		1.68%
9/30/16	10.13	0.15	0.31	0.46	(0.18)	(0.03)	(0.21)	10.38	4.62%		1,943	0.92%		0.89%		0.89%		1.47%
9/30/15[i]	10.10	0.11	(0.07)	0.04	(0.00)[d]	(0.01)	(0.01)	10.13	0.39%	[b]	1,998	0.94%	[a]	0.89%	[a]	0.89%	[a]	1.45%	[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%	[b]	119	0.96%	[a,p]	0.95%	[a,p]	0.95%	[a,n]	1.36%	[a]
Class R4
3/31/19[r]	$9.63	$0.13	$0.30	$0.43	$(0.25)	$-	$(0.25)	$9.81	4.52%	[b]	$161,688	0.79%	[a]	N/A		N/A		2.77%	[a]
9/30/18	9.99	0.21	(0.35)	(0.14)	(0.22)	-	(0.22)	9.63	(1.42%	)	172,390	0.79%		N/A		N/A		2.15%
9/30/17	10.43	0.17	(0.19)	(0.02)	(0.21)	(0.21)	(0.42)	9.99	0.02%		221,969	0.80%		N/A		N/A		1.71%
9/30/16	10.16	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	10.43	4.70%		295,696	0.82%		0.79%		0.79%		1.58%
9/30/15[i]	10.12	0.10	(0.05)	0.05	(0.00)[d]	(0.01)	(0.01)	10.16	0.49%	[b]	336,956	0.84%	[a]	0.79%	[a]	0.79%	[a]	1.33%	[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%		385,955	0.86%	[p]	0.85%	[p]	0.85%	[n]	1.62%
12/31/13	10.56	0.15	(0.35)	(0.20)	(0.20)	(0.02)	(0.22)	10.14	(1.94%	)	463,236	0.85%	[p]	N/A		N/A		1.41%
Class R3
3/31/19[r]	$9.55	$0.12	$0.29	$0.41	$(0.22)	$-	$(0.22)	$9.74	4.38%	[b]	$29,837	1.04%	[a]	N/A		N/A		2.51%	[a]
9/30/18	9.90	0.18	(0.34)	(0.16)	(0.19)	-	(0.19)	9.55	(1.61%	)	33,583	1.04%		N/A		N/A		1.91%
9/30/17	10.35	0.14	(0.19)	(0.05)	(0.19)	(0.21)	(0.40)	9.90	(0.27%	)	35,633	1.05%		N/A		N/A		1.46%
9/30/16	10.08	0.13	0.32	0.45	(0.15)	(0.03)	(0.18)	10.35	4.49%		46,206	1.07%		1.04%		1.04%		1.33%
9/30/15[i]	10.06	0.08	(0.05)	0.03	(0.00)[d]	(0.01)	(0.01)	10.08	0.29%	[b]	48,998	1.09%	[a]	1.04%	[a]	1.04%	[a]	1.09%	[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%		49,462	1.11%	[p]	1.10%	[p]	1.10%	[n]	1.37%
12/31/13	10.52	0.12	(0.35)	(0.23)	(0.19)	(0.02)	(0.21)	10.08	(2.21%	)	48,925	1.10%	[p]	N/A		N/A		1.17%

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.12	$0.17	$0.36		$0.53	$(0.28)	$(0.28)	$10.37	5.40%	[b]	$363,644	0.45%	[a]	0.45%	[a,n]	3.48%	[a]
9/30/18	10.65	0.32	(0.60)		(0.28)	(0.25)	(0.25)	10.12	(2.69%	)[b]	287,070	0.47%		0.47%	[n]	3.13%
9/30/17	10.67	0.27	(0.01	)aa	0.26	(0.28)	(0.28)	10.65	2.64%		178,204	0.50%		0.48%		2.59%
9/30/16	10.22	0.29	0.46		0.75	(0.30)	(0.30)	10.67	7.62%		99,498	0.54%		0.48%		2.80%
9/30/15[i]	10.15	0.20	(0.13)		0.07	(0.00)[d]	(0.00)[d]	10.22	0.72%	[b]	68,561	0.59%	[a]	0.48%	[a]	2.61%	[a]
12/31/14[h]	10.09	0.25	0.18		0.43	(0.37)	(0.37)	10.15	4.32%	[b]	54,827	0.60%	[a]	0.48%	[a]	3.20%	[a]
Class R5
3/31/19[r]	$10.12	$0.17	$0.35		$0.52	$(0.27)	$(0.27)	$10.37	5.29%	[b]	$80,168	0.55%	[a]	0.55%	[a,n]	3.35%	[a]
9/30/18	10.65	0.31	(0.60)		(0.29)	(0.24)	(0.24)	10.12	(2.79%	)[b]	78,583	0.57%		0.57%	[n]	3.02%
9/30/17	10.67	0.26	(0.01	)aa	0.25	(0.27)	(0.27)	10.65	2.55%		71,341	0.60%		0.58%		2.53%
9/30/16	10.22	0.28	0.46		0.74	(0.29)	(0.29)	10.67	7.51%		61,789	0.64%		0.58%		2.70%
9/30/15[i]	10.16	0.19	(0.13)		0.06	(0.00)[d]	(0.00)[d]	10.22	0.62%	[b]	50,846	0.69%	[a]	0.58%	[a]	2.51%	[a]
12/31/14	9.82	0.32	0.38		0.70	(0.36)	(0.36)	10.16	7.13%		46,966	0.70%		0.63%		3.11%
12/31/13	10.34	0.29	(0.45)		(0.16)	(0.36)	(0.36)	9.82	(1.51%	)	82,091	0.69%		N/A		2.87%
Service Class
3/31/19[r]	$10.12	$0.16	$0.36		$0.52	$(0.26)	$(0.26)	$10.38	5.23%	[b]	$45,678	0.65%	[a]	0.65%	[a,n]	3.24%	[a]
9/30/18	10.64	0.30	(0.59)		(0.29)	(0.23)	(0.23)	10.12	(2.78%	)[b]	52,794	0.67%		0.67%	[n]	2.89%
9/30/17	10.67	0.25	(0.02	)aa	0.23	(0.26)	(0.26)	10.64	2.30%		66,969	0.70%		0.68%		2.40%
9/30/16	10.22	0.27	0.47		0.74	(0.29)	(0.29)	10.67	7.42%		47,296	0.74%		0.68%		2.61%
9/30/15[i]	10.17	0.19	(0.14)		0.05	(0.00)[d]	(0.00)[d]	10.22	0.52%	[b]	59,568	0.79%	[a]	0.68%	[a]	2.41%	[a]
12/31/14	9.83	0.31	0.38		0.69	(0.35)	(0.35)	10.17	7.08%		51,447	0.79%		0.70%		3.02%
12/31/13	10.35	0.29	(0.45)		(0.16)	(0.36)	(0.36)	9.83	(1.55%	)	37,806	0.74%		N/A		2.85%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	151%	294%	224%	207%	191%	308%	352%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.08	$0.16	$0.35		$0.51	$(0.25)	$(0.25)	$10.34	5.20%	[b]	$70,586	0.75%	[a]	0.75%	[a,n]	3.16%	[a]
9/30/18	10.61	0.29	(0.60)		(0.31)	(0.22)	(0.22)	10.08	(2.96%	)[b]	70,368	0.77%		0.77%	[n]	2.81%
9/30/17	10.64	0.24	(0.01	)aa	0.23	(0.26)	(0.26)	10.61	2.30%		66,460	0.80%		0.78%		2.33%
9/30/16	10.18	0.26	0.47		0.73	(0.27)	(0.27)	10.64	7.39%		42,980	0.84%		0.78%		2.50%
9/30/15[i]	10.14	0.18	(0.14)		0.04	(0.00)[d]	(0.00)[d]	10.18	0.42%	[b]	36,812	0.89%	[a]	0.78%	[a]	2.31%	[a]
12/31/14	9.81	0.30	0.38		0.68	(0.35)	(0.35)	10.14	6.94%		28,065	0.90%		0.80%		2.91%
12/31/13	10.32	0.27	(0.45)		(0.18)	(0.33)	(0.33)	9.81	(1.73%	)	14,613	0.89%		N/A		2.59%
Class A
3/31/19[r]	$10.04	$0.14	$0.36		$0.50	$(0.22)	$(0.22)	$10.32	5.10%	[b]	$47,088	1.00%	[a]	1.00%	[a,n]	2.91%	[a]
9/30/18	10.57	0.26	(0.59)		(0.33)	(0.20)	(0.20)	10.04	(3.23%	)[b]	45,189	1.02%		1.02%	[n]	2.54%
9/30/17	10.60	0.21	(0.01	)aa	0.20	(0.23)	(0.23)	10.57	1.99%		53,329	1.05%		1.03%		2.07%
9/30/16	10.15	0.23	0.47		0.70	(0.25)	(0.25)	10.60	7.12%		45,782	1.09%		1.03%		2.25%
9/30/15[i]	10.13	0.16	(0.14)		0.02	(0.00)[d]	(0.00)[d]	10.15	0.22%	[b]	40,577	1.14%	[a]	1.03%	[a]	2.07%	[a]
12/31/14	9.80	0.27	0.38		0.65	(0.32)	(0.32)	10.13	6.66%		32,540	1.15%		1.06%		2.65%
12/31/13	10.31	0.24	(0.43)		(0.19)	(0.32)	(0.32)	9.80	(1.89%	)	27,677	1.14%		N/A		2.40%
Class R4
3/31/19[r]	$10.01	$0.15	$0.36		$0.51	$(0.24)	$(0.24)	$10.28	5.17%	[b]	$60,439	0.90%	[a]	0.90%	[a,n]	3.00%	[a]
9/30/18	10.55	0.27	(0.60)		(0.33)	(0.21)	(0.21)	10.01	(3.17%	)[b]	67,672	0.92%		0.92%	[n]	2.67%
9/30/17	10.58	0.22	(0.01	)aa	0.21	(0.24)	(0.24)	10.55	2.15%		61,286	0.95%		0.93%		2.14%
9/30/16	10.15	0.24	0.47		0.71	(0.28)	(0.28)	10.58	7.20%		26,419	0.99%		0.93%		2.36%
9/30/15[i]	10.12	0.18	(0.15)		0.03	(0.00)[d]	(0.00)[d]	10.15	0.32%	[b]	14,724	1.04%	[a]	0.93%	[a]	2.36%	[a]
12/31/14[h]	10.06	0.21	0.19		0.40	(0.34)	(0.34)	10.12	3.99%	[b]	104	1.05%	[a]	0.93%	[a]	2.75%	[a]
Class R3
3/31/19[r]	$9.92	$0.13	$0.35		$0.48	$(0.21)	$(0.21)	$10.19	4.99%	[b]	$19,333	1.15%	[a]	1.15%	[a,n]	2.76%	[a]
9/30/18	10.45	0.24	(0.58)		(0.34)	(0.19)	(0.19)	9.92	(3.32%	)[b]	19,519	1.17%		1.17%	[n]	2.42%
9/30/17	10.50	0.19	(0.01	)aa	0.18	(0.23)	(0.23)	10.45	1.84%		16,295	1.20%		1.18%		1.90%
9/30/16	10.06	0.22	0.46		0.68	(0.24)	(0.24)	10.50	6.95%		5,810	1.24%		1.18%		2.12%
9/30/15[i]	10.05	0.15	(0.14)		0.01	(0.00)[d]	(0.00)[d]	10.06	0.13%	[b]	2,904	1.29%	[a]	1.18%	[a]	1.94%	[a]
12/31/14	9.75	0.25	0.38		0.63	(0.33)	(0.33)	10.05	6.44%		1,978	1.33%		1.24%		2.49%
12/31/13	10.26	0.21	(0.44)		(0.23)	(0.28)	(0.28)	9.75	(2.22%	)	974	1.44%		N/A		2.11%

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.48	$0.13	$(0.75)	$(0.62)	$(0.26)	$(1.67)	$(1.93)	$10.93	(3.28%	)[b]	$195,368	0.58%	[a]	2.31%	[a]
9/30/18	16.69	0.25	1.70	1.95	(0.42)	(4.74)	(5.16)	13.48	13.43%		202,121	0.57%		1.85%
9/30/17	14.90	0.30	2.47	2.77	(0.35)	(0.63)	(0.98)	16.69	19.25%		145,732	0.58%		1.90%
9/30/16	13.64	0.27	1.20	1.47	(0.21)	-	(0.21)	14.90	10.89%		251,684	0.57%		1.90%
9/30/15[i]	14.86	0.18	(1.35)	(1.17)	(0.05)	-	(0.05)	13.64	(7.91%	)[b]	75,827	0.58%	[a]	1.66%	[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	-	(0.30)	14.86	9.20%	[b]	97,877	0.55%	[a]	1.56%	[a]
Class R5
3/31/19[r]	$13.50	$0.12	$(0.75)	$(0.63)	$(0.25)	$(1.67)	$(1.92)	$10.95	(3.38%	)[b]	$134,600	0.68%	[a]	2.21%	[a]
9/30/18	16.71	0.24	1.69	1.93	(0.40)	(4.74)	(5.14)	13.50	13.28%		143,091	0.67%		1.80%
9/30/17	14.90	0.29	2.47	2.76	(0.32)	(0.63)	(0.95)	16.71	19.16%		50,361	0.68%		1.83%
9/30/16	13.64	0.28	1.18	1.46	(0.20)	-	(0.20)	14.90	10.78%		46,830	0.67%		2.00%
9/30/15[i]	14.87	0.17	(1.35)	(1.18)	(0.05)	-	(0.05)	13.64	(7.98%	)[b]	207,187	0.68%	[a]	1.58%	[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	-	(0.28)	14.87	11.82%		235,941	0.63%		2.07%
12/31/13	10.21	0.19	3.32	3.51	(0.16)	-	(0.16)	13.56	34.40%		329,972	0.59%		1.55%
Service Class
3/31/19[r]	$13.49	$0.12	$(0.75)	$(0.63)	$(0.23)	$(1.67)	$(1.90)	$10.96	(3.45%	)[b]	$8,792	0.78%	[a]	2.05%	[a]
9/30/18	16.69	0.22	1.70	1.92	(0.38)	(4.74)	(5.12)	13.49	13.21%		13,564	0.77%		1.64%
9/30/17	14.90	0.27	2.47	2.74	(0.32)	(0.63)	(0.95)	16.69	18.97%		11,721	0.78%		1.71%
9/30/16	13.63	0.25	1.21	1.46	(0.19)	-	(0.19)	14.90	10.75%		8,656	0.77%		1.78%
9/30/15[i]	14.88	0.16	(1.36)	(1.20)	(0.05)	-	(0.05)	13.63	(8.11%	)[b]	14,983	0.78%	[a]	1.49%	[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	-	(0.27)	14.88	11.72%		16,147	0.73%		1.76%
12/31/13	10.22	0.17	3.32	3.49	(0.14)	-	(0.14)	13.57	34.24%		21,780	0.69%		1.44%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	20%	75%	71%	39%	29%	49%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.58	$0.11	$(0.76)	$(0.65)	$(0.22)	$(1.67)	$(1.89)	$11.04	(3.52%	)[b]	$14,054	0.88%	[a]	2.01%	[a]
9/30/18	16.76	0.21	1.70	1.91	(0.35)	(4.74)	(5.09)	13.58	13.07%		15,165	0.87%		1.61%
9/30/17	14.96	0.26	2.48	2.74	(0.31)	(0.63)	(0.94)	16.76	18.92%		5,176	0.88%		1.63%
9/30/16	13.68	0.24	1.20	1.44	(0.16)	-	(0.16)	14.96	10.57%		6,903	0.87%		1.66%
9/30/15[i]	14.93	0.15	(1.35)	(1.20)	(0.05)	-	(0.05)	13.68	(8.08%	)[b]	6,206	0.88%	[a]	1.38%	[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	-	(0.26)	14.93	11.52%		9,579	0.84%		1.69%
12/31/13	10.25	0.16	3.33	3.49	(0.11)	-	(0.11)	13.63	34.13%		7,905	0.80%		1.33%
Class A
3/31/19[r]	$13.45	$0.10	$(0.75)	$(0.65)	$(0.20)	$(1.67)	$(1.87)	$10.93	(3.64%	)[b]	$41,627	1.13%	[a]	1.76%	[a]
9/30/18	16.64	0.18	1.69	1.87	(0.32)	(4.74)	(5.06)	13.45	12.82%		45,319	1.12%		1.36%
9/30/17	14.85	0.21	2.48	2.69	(0.27)	(0.63)	(0.90)	16.64	18.64%		16,573	1.13%		1.36%
9/30/16	13.58	0.20	1.20	1.40	(0.13)	-	(0.13)	14.85	10.33%		19,968	1.12%		1.43%
9/30/15[i]	14.86	0.13	(1.36)	(1.23)	(0.05)	-	(0.05)	13.58	(8.32%	)[b]	20,926	1.13%	[a]	1.14%	[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	-	(0.21)	14.86	11.27%		23,963	1.10%		1.47%
12/31/13	10.20	0.13	3.31	3.44	(0.09)	-	(0.09)	13.55	33.78%		24,625	1.09%		1.05%
Class R4
3/31/19[r]	$13.32	$0.11	$(0.75)	$(0.64)	$(0.23)	$(1.67)	$(1.90)	$10.78	(3.56%	)[b]	$6,561	1.03%	[a]	1.90%	[a]
9/30/18	16.56	0.19	1.68	1.87	(0.37)	(4.74)	(5.11)	13.32	12.93%		4,523	1.02%		1.44%
9/30/17	14.81	0.23	2.46	2.69	(0.31)	(0.63)	(0.94)	16.56	18.74%		861	1.03%		1.47%
9/30/16	13.57	0.22	1.18	1.40	(0.16)	-	(0.16)	14.81	10.38%		711	1.02%		1.57%
9/30/15[i]	14.83	0.14	(1.35)	(1.21)	(0.05)	-	(0.05)	13.57	(8.20%	)[b]	279	1.03%	[a]	1.26%	[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	-	(0.25)	14.83	8.85%	[b]	109	1.00%	[a]	1.13%	[a]
Class R3
3/31/19[r]	$13.37	$0.09	$(0.73)	$(0.64)	$(0.18)	$(1.67)	$(1.85)	$10.88	(3.61%	)[b]	$2,152	1.28%	[a]	1.63%	[a]
9/30/18	16.59	0.15	1.68	1.83	(0.31)	(4.74)	(5.05)	13.37	12.56%		2,177	1.27%		1.13%
9/30/17	14.83	0.19	2.46	2.65	(0.26)	(0.63)	(0.89)	16.59	18.44%		2,046	1.28%		1.22%
9/30/16	13.62	0.19	1.19	1.38	(0.17)	-	(0.17)	14.83	10.17%		1,635	1.27%		1.36%
9/30/15[i]	14.91	0.12	(1.36)	(1.24)	(0.05)	-	(0.05)	13.62	(8.36%	)[b]	247	1.28%	[a]	1.06%	[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	-	(0.19)	14.91	11.02%		194	1.28%		1.26%
12/31/13	10.25	0.09	3.33	3.42	(0.06)	-	(0.06)	13.61	33.35%		166	1.40%		0.73%

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$11.93	$0.12	$(0.79)	$(0.67)	$(0.23)	$(1.18)	$(1.41)	$9.85	(4.71%	)[b]	$589,291	0.64%	[a]	N/A	2.30%	[a]
9/30/18	13.01	0.23	0.81	1.04	(0.24)	(1.88)	(2.12)	11.93	8.56%		632,974	0.63%		N/A	1.91%
9/30/17	12.39	0.23	1.60	1.83	(0.25)	(0.96)	(1.21)	13.01	15.49%		594,578	0.64%		N/A	1.82%
9/30/16	12.46	0.25	1.27	1.52	(0.23)	(1.36)	(1.59)	12.39	13.21%		500,270	0.63%		N/A	2.04%
9/30/15[i]	13.97	0.17	(1.28)	(1.11)	-	(0.40)	(0.40)	12.46	(8.06%	)[b]	422,026	0.63%	[a]	N/A	1.65%	[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%		408,068	0.65%		0.62%	1.65%
12/31/13	11.36	0.24	3.32	3.56	(0.26)	(1.06)	(1.32)	13.60	31.85%		267,342	0.74%		0.59%	1.82%
Class R5
3/31/19[r]	$11.98	$0.11	$(0.78)	$(0.67)	$(0.22)	$(1.18)	$(1.40)	$9.91	(4.74%	)[b]	$245,694	0.74%	[a]	N/A	2.18%	[a]
9/30/18	13.06	0.22	0.80	1.02	(0.22)	(1.88)	(2.10)	11.98	8.39%		309,004	0.73%		N/A	1.80%
9/30/17	12.43	0.21	1.61	1.82	(0.23)	(0.96)	(1.19)	13.06	15.41%		368,686	0.74%		N/A	1.72%
9/30/16	12.49	0.23	1.29	1.52	(0.22)	(1.36)	(1.58)	12.43	13.12%		372,531	0.73%		N/A	1.95%
9/30/15[i]	14.01	0.16	(1.28)	(1.12)	-	(0.40)	(0.40)	12.49	(8.10%	)[b]	423,631	0.73%	[a]	N/A	1.53%	[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%		564,826	0.78%		0.74%	1.53%
12/31/13	11.39	0.22	3.32	3.54	(0.23)	(1.06)	(1.29)	13.64	31.57%		541,839	0.94%		0.79%	1.63%
Service Class
3/31/19[r]	$11.93	$0.11	$(0.78)	$(0.67)	$(0.21)	$(1.18)	$(1.39)	$9.87	(4.79%	)[b]	$33,980	0.84%	[a]	N/A	2.08%	[a]
9/30/18	13.00	0.20	0.81	1.01	(0.20)	(1.88)	(2.08)	11.93	8.36%		49,551	0.83%		N/A	1.69%
9/30/17	12.38	0.20	1.60	1.80	(0.22)	(0.96)	(1.18)	13.00	15.24%		60,852	0.84%		N/A	1.59%
9/30/16	12.44	0.22	1.29	1.51	(0.21)	(1.36)	(1.57)	12.38	13.06%		124,126	0.83%		N/A	1.86%
9/30/15[i]	13.97	0.15	(1.28)	(1.13)	-	(0.40)	(0.40)	12.44	(8.20%	)[b]	158,634	0.83%	[a]	N/A	1.44%	[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%		208,770	0.86%		0.83%	1.44%
12/31/13	11.36	0.21	3.32	3.53	(0.23)	(1.06)	(1.29)	13.60	31.52%		207,094	0.98%		0.83%	1.58%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	72%	46%	13%	16%	15%	19%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.00	$0.10	$(0.78)	$(0.68)	$(0.20)	$(1.18)	$(1.38)	$9.94	(4.86%	)[b]	$71,609	0.94%	[a]	N/A	1.99%	[a]
9/30/18	13.07	0.19	0.81	1.00	(0.19)	(1.88)	(2.07)	12.00	8.21%		85,905	0.93%		N/A	1.60%
9/30/17	12.44	0.19	1.61	1.80	(0.21)	(0.96)	(1.17)	13.07	15.16%		92,380	0.94%		N/A	1.51%
9/30/16	12.49	0.21	1.29	1.50	(0.19)	(1.36)	(1.55)	12.44	12.93%		94,316	0.93%		N/A	1.75%
9/30/15[i]	14.04	0.14	(1.29)	(1.15)	-	(0.40)	(0.40)	12.49	(8.30%	)[b]	102,932	0.93%	[a]	N/A	1.34%	[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%		123,885	0.97%		0.94%	1.33%
12/31/13	11.40	0.19	3.33	3.52	(0.21)	(1.06)	(1.27)	13.65	31.35%		141,207	1.13%		0.98%	1.42%
Class A
3/31/19[r]	$11.83	$0.09	$(0.77)	$(0.68)	$(0.16)	$(1.18)	$(1.34)	$9.81	(4.94%	)[b]	$70,379	1.19%	[a]	N/A	1.74%	[a]
9/30/18	12.90	0.16	0.80	0.96	(0.15)	(1.88)	(2.03)	11.83	7.94%		84,733	1.18%		N/A	1.34%
9/30/17	12.28	0.16	1.59	1.75	(0.17)	(0.96)	(1.13)	12.90	14.90%		108,447	1.19%		N/A	1.26%
9/30/16	12.35	0.18	1.26	1.44	(0.15)	(1.36)	(1.51)	12.28	12.58%		161,322	1.18%		N/A	1.50%
9/30/15[i]	13.90	0.11	(1.26)	(1.15)	-	(0.40)	(0.40)	12.35	(8.39%	)[b]	170,054	1.18%	[a]	N/A	1.08%	[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%		215,519	1.23%		1.19%	1.08%
12/31/13	11.28	0.15	3.31	3.46	(0.15)	(1.06)	(1.21)	13.53	31.10%		272,524	1.38%		1.23%	1.18%
Class R4
3/31/19[r]	$11.67	$0.09	$(0.76)	$(0.67)	$(0.16)	$(1.18)	$(1.34)	$9.66	(4.90%	)[b]	$9,387	1.09%	[a]	N/A	1.86%	[a]
9/30/18	12.77	0.17	0.79	0.96	(0.18)	(1.88)	(2.06)	11.67	8.06%		9,172	1.08%		N/A	1.45%
9/30/17	12.21	0.17	1.57	1.74	(0.22)	(0.96)	(1.18)	12.77	14.98%		16,370	1.09%		N/A	1.37%
9/30/16	12.32	0.20	1.26	1.46	(0.21)	(1.36)	(1.57)	12.21	12.78%		6,905	1.08%		N/A	1.66%
9/30/15[i]	13.86	0.12	(1.26)	(1.14)	-	(0.40)	(0.40)	12.32	(8.34%	)[b]	1,846	1.08%	[a]	N/A	1.25%	[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%	[b]	109	1.07%	[a]	N/A	1.11%	[a]
Class R3
3/31/19[r]	$11.63	$0.08	$(0.76)	$(0.68)	$(0.15)	$(1.18)	$(1.33)	$9.62	(5.01%	)[b]	$2,728	1.34%	[a]	N/A	1.60%	[a]
9/30/18	12.72	0.14	0.79	0.93	(0.14)	(1.88)	(2.02)	11.63	7.84%		2,831	1.33%		N/A	1.21%
9/30/17	12.14	0.14	1.57	1.71	(0.17)	(0.96)	(1.13)	12.72	14.72%		2,936	1.34%		N/A	1.14%
9/30/16	12.25	0.16	1.25	1.41	(0.16)	(1.36)	(1.52)	12.14	12.41%		1,512	1.33%		N/A	1.34%
9/30/15[i]	13.81	0.10	(1.26)	(1.16)	-	(0.40)	(0.40)	12.25	(8.51%	)[b]	896	1.33%	[a]	N/A	0.95%	[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%		977	1.41%		1.37%	0.88%
12/31/13	11.25	0.11	3.29	3.40	(0.14)	(1.06)	(1.20)	13.45	30.66%		1,245	1.68%		1.53%	0.88%

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$20.48	$0.17	$(0.87)	$(0.70)	$(0.37)	$(2.51)	$(2.88)	$16.90	(1.76%	)[b]	$964,804	0.12%	[a]	N/A	2.03%	[a]
9/30/18	21.59	0.37	3.00	3.37	(0.48)	(4.00)	(4.48)	20.48	17.77%		819,557	0.12%		N/A	1.86%
9/30/17	19.40	0.39	3.03	3.42	(0.44)	(0.79)	(1.23)	21.59	18.44%		541,131	0.12%		N/A	1.95%
9/30/16	17.50	0.38	2.24	2.62	(0.36)	(0.36)	(0.72)	19.40	15.30%		1,078,531	0.12%		N/A	2.05%
9/30/15[i]	18.54	0.27	(1.26)	(0.99)	-	(0.05)	(0.05)	17.50	(5.35%	)[b]	860,720	0.12%	[a]	N/A	1.93%	[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%		619,847	0.13%		0.11%	1.90%
12/31/13	13.20	0.32	3.93	4.25	(0.35)	(0.11)	(0.46)	16.99	32.34%		436,004	0.18%		0.08%	2.01%
Class R5
3/31/19[r]	$20.53	$0.16	$(0.88)	$(0.72)	$(0.34)	$(2.51)	$(2.85)	$16.96	(1.86%	)[b]	$484,445	0.22%	[a]	N/A	1.91%	[a]
9/30/18	21.63	0.35	3.01	3.36	(0.46)	(4.00)	(4.46)	20.53	17.65%		532,163	0.22%		N/A	1.75%
9/30/17	19.43	0.38	3.03	3.41	(0.42)	(0.79)	(1.21)	21.63	18.33%		710,184	0.22%		N/A	1.88%
9/30/16	17.52	0.37	2.24	2.61	(0.34)	(0.36)	(0.70)	19.43	15.20%		828,915	0.22%		N/A	1.95%
9/30/15[i]	18.58	0.25	(1.26)	(1.01)	-	(0.05)	(0.05)	17.52	(5.44%	)[b]	872,011	0.22%	[a]	N/A	1.82%	[a]
12/31/14[p]	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%		1,003,654	0.23%		0.22%	1.79%
12/31/13	13.23	0.29	3.94	4.23	(0.33)	(0.11)	(0.44)	17.02	32.11%		1,003,965	0.25%		0.20%	1.88%
Service Class
3/31/19[r]	$20.55	$0.15	$(0.88)	$(0.73)	$(0.31)	$(2.51)	$(2.82)	$17.00	(1.92%	)[b]	$411,415	0.37%	[a]	N/A	1.76%	[a]
9/30/18	21.64	0.32	3.02	3.34	(0.43)	(4.00)	(4.43)	20.55	17.48%		481,405	0.37%		N/A	1.59%
9/30/17	19.43	0.35	3.03	3.38	(0.38)	(0.79)	(1.17)	21.64	18.17%		508,135	0.37%		N/A	1.72%
9/30/16	17.52	0.34	2.24	2.58	(0.31)	(0.36)	(0.67)	19.43	15.03%		499,673	0.37%		N/A	1.80%
9/30/15[i]	18.60	0.23	(1.26)	(1.03)	-	(0.05)	(0.05)	17.52	(5.54%	)[b]	636,417	0.37%	[a]	N/A	1.66%	[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%		736,040	0.39%		0.38%	1.63%
12/31/13	13.25	0.25	3.95	4.20	(0.29)	(0.11)	(0.40)	17.05	31.86%		609,354	0.47%		0.42%	1.66%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	3%	3%[q]	5%	4%	2%	5%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Class I shares were renamed Class R5 shares on April 1, 2014.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$20.19	$0.14	$(0.86)	$(0.72)	$(0.30)	$(2.51)	$(2.81)	$16.66	(1.94%	)[b]	$534,113	0.47%	[a]	N/A	1.66%	[a]
9/30/18	21.34	0.29	2.97	3.26	(0.41)	(4.00)	(4.41)	20.19	17.34%		606,359	0.47%		N/A	1.50%
9/30/17	19.19	0.32	3.00	3.32	(0.38)	(0.79)	(1.17)	21.34	18.03%		572,199	0.47%		N/A	1.62%
9/30/16	17.30	0.32	2.22	2.54	(0.29)	(0.36)	(0.65)	19.19	14.96%		506,085	0.47%		N/A	1.70%
9/30/15[i]	18.39	0.22	(1.26)	(1.04)	-	(0.05)	(0.05)	17.30	(5.66%	)[b]	493,479	0.47%	[a]	N/A	1.57%	[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%		557,940	0.48%		0.47%	1.54%
12/31/13	13.11	0.25	3.90	4.15	(0.29)	(0.11)	(0.40)	16.86	31.81%		335,898	0.50%		0.45%	1.63%
Class A
3/31/19[r]	$19.82	$0.12	$(0.86)	$(0.74)	$(0.24)	$(2.51)	$(2.75)	$16.33	(2.11%	)[b]	$27,903	0.72%	[a]	N/A	1.41%	[a]
9/30/18	21.03	0.24	2.92	3.16	(0.37)	(4.00)	(4.37)	19.82	17.06%		34,494	0.72%		N/A	1.25%
9/30/17	18.92	0.27	2.96	3.23	(0.33)	(0.79)	(1.12)	21.03	17.80%		27,907	0.72%		N/A	1.37%
9/30/16	17.12	0.27	2.19	2.46	(0.30)	(0.36)	(0.66)	18.92	14.63%		21,320	0.72%		N/A	1.46%
9/30/15[i]	18.23	0.18	(1.24)	(1.06)	-	(0.05)	(0.05)	17.12	(5.82%	)[b]	11,784	0.72%	[a]	N/A	1.33%	[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%	[b]	3,314	0.72%	[a]	N/A	1.43%	[a]
Class R4
3/31/19[r]	$19.95	$0.13	$(0.87)	$(0.74)	$(0.26)	$(2.51)	$(2.77)	$16.44	(2.05%	)[b]	$613,986	0.62%	[a]	N/A	1.51%	[a]
9/30/18	21.13	0.26	2.93	3.19	(0.37)	(4.00)	(4.37)	19.95	17.15%		681,097	0.62%		N/A	1.35%
9/30/17	19.01	0.29	2.97	3.26	(0.35)	(0.79)	(1.14)	21.13	17.88%		670,521	0.62%		N/A	1.47%
9/30/16	17.16	0.29	2.19	2.48	(0.27)	(0.36)	(0.63)	19.01	14.72%		632,838	0.62%		N/A	1.55%
9/30/15[i]	18.25	0.19	(1.23)	(1.04)	-	(0.05)	(0.05)	17.16	(5.70%	)[b]	534,856	0.62%	[a]	N/A	1.41%	[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%		547,665	0.66%		0.63%	1.37%
12/31/13	13.02	0.22	3.87	4.09	(0.26)	(0.11)	(0.37)	16.74	31.57%		535,280	0.84%		0.65%	1.43%
Class R3
3/31/19[r]	$19.45	$0.10	$(0.84)	$(0.74)	$(0.23)	$(2.51)	$(2.74)	$15.97	(2.17%	)[b]	$232,414	0.87%	[a]	N/A	1.26%	[a]
9/30/18	20.72	0.21	2.87	3.08	(0.35)	(4.00)	(4.35)	19.45	16.90%		251,216	0.87%		N/A	1.10%
9/30/17	18.70	0.24	2.91	3.15	(0.34)	(0.79)	(1.13)	20.72	17.54%		208,410	0.87%		N/A	1.21%
9/30/16	16.95	0.24	2.17	2.41	(0.30)	(0.36)	(0.66)	18.70	14.49%		95,197	0.87%		N/A	1.29%
9/30/15[i]	18.06	0.16	(1.22)	(1.06)	-	(0.05)	(0.05)	16.95	(5.88%	)[b]	24,643	0.87%	[a]	N/A	1.21%	[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%		3,736	0.92%		0.89%	1.12%
12/31/13	12.90	0.17	3.83	4.00	(0.21)	(0.11)	(0.32)	16.58	31.14%		4,940	1.14%		0.95%	1.13%

MassMutual Select Equity Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$18.41	$0.14	$(0.02)	$0.12	$(0.28)	$(1.43)	$(1.71)	$16.82	1.69%	[b]	$274,001	0.74%	[a]	N/A	1.68%	[a]
9/30/18	22.45	0.27	2.75	3.02	(0.51)	(6.55)	(7.06)	18.41	16.23%		268,240	0.74%		N/A	1.50%
9/30/17	18.40	0.41	4.27	4.68	(0.27)	(0.36)	(0.63)	22.45	25.85%		228,919	0.74%		N/A	2.00%
9/30/16	19.31	0.25	2.13	2.38	(0.36)	(2.93)	(3.29)	18.40	13.56%		213,648	0.73%		N/A	1.43%
9/30/15[i]	22.69	0.28	(3.41)	(3.13)	-	(0.25)	(0.25)	19.31	(13.85%	)[b]	216,254	0.73%	[a]	N/A	1.70%	[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%		222,925	0.74%		0.71%	1.94%
12/31/13	18.86	0.14	6.99	7.13	(0.14)	(2.51)	(2.65)	23.34	38.45%		167,586	0.78%		0.68%	0.63%
Class R5
3/31/19[r]	$18.47	$0.13	$(0.01)	$0.12	$(0.26)	$(1.43)	$(1.69)	$16.90	1.68%	[b]	$168,545	0.84%	[a]	N/A	1.57%	[a]
9/30/18	22.50	0.25	2.75	3.00	(0.48)	(6.55)	(7.03)	18.47	16.09%		188,418	0.84%		N/A	1.38%
9/30/17	18.44	0.39	4.28	4.67	(0.25)	(0.36)	(0.61)	22.50	25.73%		207,798	0.84%		N/A	1.87%
9/30/16	19.34	0.23	2.14	2.37	(0.34)	(2.93)	(3.27)	18.44	13.44%		203,817	0.83%		N/A	1.32%
9/30/15[i]	22.74	0.27	(3.42)	(3.15)	-	(0.25)	(0.25)	19.34	(13.91%	)[b]	240,748	0.83%	[a]	N/A	1.62%	[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%		336,501	0.84%		0.82%	1.89%
12/31/13	18.89	0.11	7.00	7.11	(0.11)	(2.51)	(2.62)	23.38	38.28%		316,010	0.90%		0.80%	0.51%
Service Class
3/31/19[r]	$18.10	$0.12	$(0.01)	$0.11	$(0.24)	$(1.43)	$(1.67)	$16.54	1.64%	[b]	$44,870	0.94%	[a]	N/A	1.46%	[a]
9/30/18	22.17	0.23	2.71	2.94	(0.46)	(6.55)	(7.01)	18.10	16.00%		50,746	0.94%		N/A	1.28%
9/30/17	18.18	0.35	4.23	4.58	(0.23)	(0.36)	(0.59)	22.17	25.59%		61,849	0.94%		N/A	1.74%
9/30/16	19.11	0.21	2.10	2.31	(0.31)	(2.93)	(3.24)	18.18	13.31%		69,632	0.93%		N/A	1.22%
9/30/15[i]	22.49	0.25	(3.38)	(3.13)	-	(0.25)	(0.25)	19.11	(14.02%	)[b]	76,245	0.93%	[a]	N/A	1.50%	[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%		98,642	0.94%		0.92%	1.87%
12/31/13	18.74	0.09	6.94	7.03	(0.10)	(2.51)	(2.61)	23.16	38.13%		98,784	1.00%		0.90%	0.42%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	20%	35%	131%	36%	39%	35%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$17.84	$0.11		$(0.02)	$0.09	$(0.22)	$(1.43)	$(1.65)	$16.28	1.54%	[b]	$60,704	1.04%	[a]	N/A	1.36%	[a]
9/30/18	21.94	0.21		2.68	2.89	(0.44)	(6.55)	(6.99)	17.84	15.92%		75,215	1.04%		N/A	1.19%
9/30/17	17.99	0.33		4.19	4.52	(0.21)	(0.36)	(0.57)	21.94	25.50%		82,359	1.04%		N/A	1.66%
9/30/16	18.94	0.20		2.07	2.27	(0.29)	(2.93)	(3.22)	17.99	13.19%		89,646	1.03%		N/A	1.12%
9/30/15[i]	22.31	0.23		(3.35)	(3.12)	-	(0.25)	(0.25)	18.94	(14.04%	)[b]	97,736	1.03%	[a]	N/A	1.42%	[a]
12/31/14	23.00	0.38		2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%		111,776	1.05%		1.03%	1.63%
12/31/13	18.62	0.06		6.90	6.96	(0.07)	(2.51)	(2.58)	23.00	37.97%		105,331	1.15%		1.05%	0.26%
Class A
3/31/19[r]	$16.98	$0.08		$(0.01)	$0.07	$(0.17)	$(1.43)	$(1.60)	$15.45	1.45%	[b]	$67,733	1.29%	[a]	N/A	1.11%	[a]
9/30/18	21.17	0.16		2.56	2.72	(0.36)	(6.55)	(6.91)	16.98	15.62%		78,457	1.29%		N/A	0.92%
9/30/17	17.37	0.28		4.02	4.30	(0.14)	(0.36)	(0.50)	21.17	25.13%		107,667	1.29%		N/A	1.42%
9/30/16	18.38	0.15		2.01	2.16	(0.24)	(2.93)	(3.17)	17.37	12.93%		146,239	1.28%		N/A	0.87%
9/30/15[i]	21.69	0.18		(3.24)	(3.06)	-	(0.25)	(0.25)	18.38	(14.16%	)[b]	181,803	1.28%	[a]	N/A	1.16%	[a]
12/31/14	22.46	0.33		2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%		227,294	1.30%		1.28%	1.45%
12/31/13	18.23	0.00	[d]	6.75	6.75	(0.01)	(2.51)	(2.52)	22.46	37.66%		218,492	1.40%		1.30%	0.01%
Class R4
3/31/19[r]	$16.74	$0.09		$(0.02)	$0.07	$(0.22)	$(1.43)	$(1.65)	$15.16	1.46%	[b]	$11,317	1.19%	[a]	N/A	1.25%	[a]
9/30/18	21.00	0.17		2.54	2.71	(0.42)	(6.55)	(6.97)	16.74	15.70%		9,409	1.19%		N/A	1.04%
9/30/17	17.28	0.31		3.99	4.30	(0.22)	(0.36)	(0.58)	21.00	25.27%		8,146	1.19%		N/A	1.58%
9/30/16	18.35	0.16		2.02	2.18	(0.32)	(2.93)	(3.25)	17.28	13.11%		6,065	1.18%		N/A	0.98%
9/30/15[i]	21.65	0.24		(3.29)	(3.05)	-	(0.25)	(0.25)	18.35	(14.14%	)[b]	1,683	1.18%	[a]	N/A	1.52%	[a]
12/31/14[h]	22.25	0.10		2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%	[b]	113	1.17%	[a]	N/A	0.55%	[a]
Class R3
3/31/19[r]	$15.77	$0.07		$(0.04)	$0.03	$(0.17)	$(1.43)	$(1.60)	$14.20	1.31%	[b]	$2,637	1.44%	[a]	N/A	0.98%	[a]
9/30/18	20.10	0.12		2.41	2.53	(0.31)	(6.55)	(6.86)	15.77	15.43%		2,679	1.44%		N/A	0.78%
9/30/17	16.55	0.24		3.83	4.07	(0.16)	(0.36)	(0.52)	20.10	25.00%		3,087	1.44%		N/A	1.28%
9/30/16	17.72	0.12		1.93	2.05	(0.29)	(2.93)	(3.22)	16.55	12.76%		3,539	1.43%		N/A	0.74%
9/30/15[i]	20.95	0.14		(3.12)	(2.98)	-	(0.25)	(0.25)	17.72	(14.28%	)[b]	2,317	1.44%	[a]	N/A	0.94%	[a]
12/31/14	21.80	0.29		2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%		721	1.49%		1.47%	1.31%
12/31/13	17.80	(0.06)		6.57	6.51	-	(2.51)	(2.51)	21.80	37.19%		731	1.70%		1.60%	(0.28%	)

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.81	$0.02	$(0.39)	$(0.37)	$(0.05)	$(1.75)	$(1.80)	$7.64	(0.80%	)[b]	$63,545	0.81%	[a]	0.74%	[a]	0.56%	[a]
9/30/18	8.44	0.05	1.95	2.00	(0.07)	(0.56)	(0.63)	9.81	24.98%		64,876	0.78%		0.70%		0.56%
9/30/17	8.01	0.08	1.37	1.45	(0.08)	(0.94)	(1.02)	8.44	20.59%		75,206	0.84%		0.70%		1.09%
9/30/16	8.02	0.07	0.86	0.93	(0.08)	(0.86)	(0.94)	8.01	12.02%		56,680	0.82%		0.70%		0.86%
9/30/15[i]	8.18	0.05	(0.18)	(0.13)	-	(0.03)	(0.03)	8.02	(1.60%	)[b]	75,265	0.81%	[a]	0.70%	[a]	0.80%	[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%	[b]	86,370	0.75%	[a]	0.70%	[a]	1.03%	[a]
Class R5
3/31/19[r]	$9.83	$0.02	$(0.40)	$(0.38)	$(0.04)	$(1.75)	$(1.79)	$7.66	(0.91%	)[b]	$30,431	0.91%	[a]	0.84%	[a]	0.46%	[a]
9/30/18	8.46	0.04	1.95	1.99	(0.06)	(0.56)	(0.62)	9.83	24.80%		32,604	0.88%		0.80%		0.45%
9/30/17	8.02	0.08	1.38	1.46	(0.08)	(0.94)	(1.02)	8.46	20.56%		26,201	0.94%		0.80%		0.99%
9/30/16	8.03	0.06	0.86	0.92	(0.07)	(0.86)	(0.93)	8.02	11.88%		23,154	0.92%		0.80%		0.76%
9/30/15[i]	8.20	0.04	(0.18)	(0.14)	-	(0.03)	(0.03)	8.03	(1.71%	)[b]	20,054	0.91%	[a]	0.80%	[a]	0.71%	[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%		21,110	0.87%		0.80%		0.75%
12/31/13	6.62	0.06	2.05	2.11	(0.07)	(0.31)	(0.38)	8.35	32.24%		86,288	0.90%		0.81%		0.79%
Service Class
3/31/19[r]	$9.62	$0.01	$(0.39)	$(0.38)	$(0.03)	$(1.75)	$(1.78)	$7.46	(0.94%	)[b]	$9,739	1.01%	[a]	0.94%	[a]	0.36%	[a]
9/30/18	8.29	0.03	1.92	1.95	(0.06)	(0.56)	(0.62)	9.62	24.72%		9,630	0.98%		0.90%		0.35%
9/30/17	7.88	0.07	1.35	1.42	(0.07)	(0.94)	(1.01)	8.29	20.41%		8,668	1.04%		0.90%		0.88%
9/30/16	7.91	0.05	0.84	0.89	(0.06)	(0.86)	(0.92)	7.88	11.69%		6,561	1.02%		0.90%		0.67%
9/30/15[i]	8.07	0.04	(0.17)	(0.13)	-	(0.03)	(0.03)	7.91	(1.62%	)[b]	5,627	1.01%	[a]	0.90%	[a]	0.62%	[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%		6,829	0.94%		0.90%		0.76%
12/31/13	6.54	0.05	2.04	2.09	(0.07)	(0.31)	(0.38)	8.25	32.23%		6,015	0.94%		0.91%		0.68%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	55%	47%	52%	49%	37%	59%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

	Net asset value, beginning of the period	Income (loss) from investment operations				Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$9.38	$0.01		$(0.39)	$(0.38)	$(0.02)	$(1.75)	$(1.77)	$7.23	(0.97%	)[b]	$12,504	1.11%	[a]	1.04%	[a]	0.26%	[a]
9/30/18	8.10	0.02		1.87	1.89	(0.05)	(0.56)	(0.61)	9.38	24.56%		12,307	1.08%		1.00%		0.25%
9/30/17	7.72	0.06		1.32	1.38	(0.06)	(0.94)	(1.00)	8.10	20.31%		10,889	1.14%		1.00%		0.77%
9/30/16	7.77	0.04		0.83	0.87	(0.06)	(0.86)	(0.92)	7.72	11.54%		10,205	1.12%		1.00%		0.56%
9/30/15[i]	7.93	0.03		(0.16)	(0.13)	-	(0.03)	(0.03)	7.77	(1.65%	)[b]	10,157	1.11%	[a]	1.00%	[a]	0.50%	[a]
12/31/14	8.13	0.05		0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%		9,696	1.06%		1.01%		0.64%
12/31/13	6.45	0.04		2.00	2.04	(0.05)	(0.31)	(0.36)	8.13	32.00%		10,925	1.09%		1.06%		0.55%
Class A
3/31/19[r]	$8.95	$0.00	[d]	$(0.38)	$(0.38)	$-	$(1.75)	$(1.75)	$6.82	(1.12%	)[b]	$15,636	1.36%	[a]	1.29%	[a]	0.01%	[a]
9/30/18	7.75	0.00	[d]	1.79	1.79	(0.03)	(0.56)	(0.59)	8.95	24.31%		18,868	1.33%		1.25%		0.00%
9/30/17	7.43	0.04		1.26	1.30	(0.04)	(0.94)	(0.98)	7.75	19.91%		15,687	1.39%		1.25%		0.53%
9/30/16	7.50	0.02		0.80	0.82	(0.03)	(0.86)	(0.89)	7.43	11.30%		16,594	1.37%		1.25%		0.31%
9/30/15[i]	7.68	0.02		(0.17)	(0.15)	-	(0.03)	(0.03)	7.50	(1.96%	)[b]	17,774	1.36%	[a]	1.25%	[a]	0.26%	[a]
12/31/14	7.89	0.03		0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%		24,193	1.31%		1.26%		0.38%
12/31/13	6.28	0.02		1.94	1.96	(0.04)	(0.31)	(0.35)	7.89	31.53%		23,867	1.34%		1.31%		0.29%
Class R4
3/31/19[r]	$8.86	$0.01		$(0.38)	$(0.37)	$(0.01)	$(1.75)	$(1.76)	$6.73	(0.98%	)[b]	$1,694	1.26%	[a]	1.18%	[a]	0.15%	[a]
9/30/18	7.68	0.01		1.77	1.78	(0.04)	(0.56)	(0.60)	8.86	24.48%		2,757	1.23%		1.15%		0.10%
9/30/17	7.39	0.05		1.25	1.30	(0.07)	(0.94)	(1.01)	7.68	20.10%		2,908	1.29%		1.15%		0.63%
9/30/16	7.49	0.03		0.79	0.82	(0.06)	(0.86)	(0.92)	7.39	11.33%		720	1.27%		1.15%		0.42%
9/30/15[i]	7.66	0.02		(0.16)	(0.14)	-	(0.03)	(0.03)	7.49	(1.84%	)[b]	193	1.26%	[a]	1.15%	[a]	0.32%	[a]
12/31/14[h]	7.95	0.04		0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%	[b]	110	1.20%	[a]	1.15%	[a]	0.59%	[a]
Class R3
3/31/19[r]	$8.34	$(0.00)[d]		$(0.38)	$(0.38)	$-	$(1.75)	$(1.75)	$6.21	(1.23%	)[b]	$3,305	1.51%	[a]	1.44%	[a]	(0.16%	)[a]
9/30/18	7.27	(0.01)		1.67	1.66	(0.03)	(0.56)	(0.59)	8.34	24.08%		3,307	1.48%	[a]	1.40%		(0.15%	)
9/30/17	7.04	0.03		1.19	1.22	(0.05)	(0.94)	(0.99)	7.27	19.93%		2,301	1.54%		1.40%		0.39%
9/30/16	7.19	0.01		0.76	0.77	(0.06)	(0.86)	(0.92)	7.04	11.15%		1,343	1.52%		1.40%		0.20%
9/30/15[i]	7.38	(0.00)[d]		(0.16)	(0.16)	-	(0.03)	(0.03)	7.19	(2.18%	)[b]	100	1.51%	[a]	1.40%	[a]	(0.06%	)[a]
12/31/14	7.64	0.02		0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%		3	1.49%		1.44%		0.24%
12/31/13	6.07	0.00	[d]	1.88	1.88	(0.00)[d]	(0.31)	(0.31)	7.64	31.26%		168	1.64%		1.61%		0.02%

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$23.37	$0.04	$(0.04)	$0.00	[d]	$(0.10)	$(1.19)	$(1.29)	$22.08	0.85%	[b]	$1,822,030	0.64%	[a]	N/A		0.43%	[a]
9/30/18	19.78	0.06	4.45	4.51		(0.11)	(0.81)	(0.92)	23.37	23.49%		1,799,107	0.64%		N/A		0.30%
9/30/17	16.66	0.07	3.81	3.88		(0.10)	(0.66)	(0.76)	19.78	24.41%		1,081,072	0.65%		N/A		0.38%
9/30/16	17.24	0.05	2.33	2.38		(0.10)	(2.86)	(2.96)	16.66	14.57%		511,543	0.66%		N/A		0.34%
9/30/15[i]	17.24	0.03	0.13	0.16		-	(0.16)	(0.16)	17.24	0.87%	[b]	317,029	0.67%	[a]	N/A		0.24%	[a]
12/31/14[h]	16.75	0.01	1.73	1.74		-	(1.25)	(1.25)	17.24	10.55%	[b]	268,755	0.66%	[a]	N/A		0.05%	[a]
Class R5
3/31/19[r]	$23.32	$0.03	$(0.02)	$0.01		$(0.08)	$(1.19)	$(1.27)	$22.06	0.87%	[b]	$498,818	0.74%	[a]	N/A		0.33%	[a]
9/30/18	19.75	0.04	4.43	4.47		(0.09)	(0.81)	(0.90)	23.32	23.31%		503,294	0.74%		N/A		0.19%
9/30/17	16.63	0.05	3.81	3.86		(0.08)	(0.66)	(0.74)	19.75	24.33%		443,867	0.75%		N/A		0.28%
9/30/16	17.22	0.04	2.31	2.35		(0.08)	(2.86)	(2.94)	16.63	14.38%		367,547	0.76%		N/A		0.23%
9/30/15[i]	17.23	0.02	0.13	0.15		-	(0.16)	(0.16)	17.22	0.81%	[b]	491,897	0.77%	[a]	N/A		0.14%	[a]
12/31/14	16.94	(0.01)	1.55	1.54		-	(1.25)	(1.25)	17.23	9.25%		560,395	0.76%		0.76%	[n]	(0.05%	)
12/31/13	12.77	0.00 [d]	5.24	5.24		(0.00)[d]	(1.07)	(1.07)	16.94	41.38%		526,553	0.78%		0.76%		0.02%
Service Class
3/31/19[r]	$23.10	$0.02	$(0.02)	$0.00	[d]	$(0.05)	$(1.19)	$(1.24)	$21.86	0.79%	[b]	$110,544	0.84%	[a]	N/A		0.22%	[a]
9/30/18	19.57	0.02	4.39	4.41		(0.07)	(0.81)	(0.88)	23.10	23.21%		122,916	0.84%		N/A		0.09%
9/30/17	16.49	0.03	3.77	3.80		(0.06)	(0.66)	(0.72)	19.57	24.14%		133,658	0.85%		N/A		0.18%
9/30/16	17.09	0.02	2.31	2.33		(0.07)	(2.86)	(2.93)	16.49	14.37%		212,993	0.86%		N/A		0.14%
9/30/15[i]	17.12	0.01	0.12	0.13		-	(0.16)	(0.16)	17.09	0.70%	[b]	197,891	0.87%	[a]	N/A		0.04%	[a]
12/31/14	16.85	(0.02)	1.54	1.52		-	(1.25)	(1.25)	17.12	9.18%		158,076	0.85%		0.85%	[n]	(0.14%	)
12/31/13	12.71	(0.01)	5.22	5.21		(0.00)[d]	(1.07)	(1.07)	16.85	41.34%		188,792	0.87%		0.82%		(0.04%	)

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	16%	17%	27%	30%	48%	34%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$22.78	$0.01	$(0.02)	$(0.01)	$(0.04)	$(1.19)	$(1.23)	$21.54	0.75%	[b]	$307,925	0.94%	[a]	N/A		0.13%	[a]
9/30/18	19.31	0.00 [d]	4.33	4.33	(0.05)	(0.81)	(0.86)	22.78	23.08%		315,952	0.94%		N/A		(0.01%	)
9/30/17	16.28	0.01	3.73	3.74	(0.05)	(0.66)	(0.71)	19.31	24.05%		257,730	0.95%		N/A		0.08%
9/30/16	16.90	0.01	2.27	2.28	(0.04)	(2.86)	(2.90)	16.28	14.23%		232,088	0.96%		N/A		0.04%
9/30/15[i]	16.94	(0.01)	0.13	0.12	-	(0.16)	(0.16)	16.90	0.64%	[b]	226,193	0.97%	[a]	N/A		(0.05%	)[a]
12/31/14	16.71	(0.04)	1.52	1.48	-	(1.25)	(1.25)	16.94	9.01%		262,694	0.96%		0.96%	[n]	(0.26%	)
12/31/13	12.64	(0.03)	5.17	5.14	(0.00)[d]	(1.07)	(1.07)	16.71	41.01%		242,816	1.02%		0.98%		(0.22%	)
Class A
3/31/19[r]	$21.82	$(0.01)	$(0.03)	$(0.04)	$-	$(1.19)	$(1.19)	$20.59	0.63%	[b]	$184,786	1.19%	[a]	N/A		(0.12%	)[a]
9/30/18	18.53	(0.05)	4.15	4.10	-	(0.81)	(0.81)	21.82	22.76%		198,284	1.19%	[a]	N/A		(0.26%	)
9/30/17	15.65	(0.03)	3.58	3.55	(0.01)	(0.66)	(0.67)	18.53	23.73%		162,073	1.20%		N/A		(0.16%	)
9/30/16	16.35	(0.03)	2.20	2.17	(0.01)	(2.86)	(2.87)	15.65	13.93%		161,079	1.21%		N/A		(0.22%	)
9/30/15[i]	16.42	(0.04)	0.13	0.09	-	(0.16)	(0.16)	16.35	0.48%	[b]	150,749	1.22%	[a]	N/A		(0.30%	)[a]
12/31/14	16.27	(0.08)	1.48	1.40	-	(1.25)	(1.25)	16.42	8.77%		157,200	1.21%		1.20%		(0.50%	)
12/31/13	12.35	(0.06)	5.05	4.99	(0.00)[d]	(1.07)	(1.07)	16.27	40.76%		182,452	1.26%		1.19%		(0.41%	)
Class R4
3/31/19[r]	$21.78	$(0.00)[d]	$(0.03)	$(0.03)	$(0.02)	$(1.19)	$(1.21)	$20.54	0.69%	[b]	$111,069	1.09%	[a]	N/A		(0.02%	)[a]
9/30/18	18.51	(0.03)	4.15	4.12	(0.04)	(0.81)	(0.85)	21.78	22.92%		107,811	1.09%		N/A		(0.16%	)
9/30/17	15.66	(0.01)	3.57	3.56	(0.05)	(0.66)	(0.71)	18.51	23.81%		67,035	1.10%		N/A		(0.07%	)
9/30/16	16.38	(0.02)	2.21	2.19	(0.05)	(2.86)	(2.91)	15.66	14.08%		44,451	1.11%		N/A		(0.11%	)
9/30/15[i]	16.44	(0.03)	0.13	0.10	-	(0.16)	(0.16)	16.38	0.54%	[b]	19,816	1.12%	[a]	N/A		(0.23%	)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	-	(1.25)	(1.25)	16.44	10.18%	[b]	776	1.11%	[a]	N/A		(0.44%	)[a]
Class R3
3/31/19[r]	$20.41	$(0.02)	$(0.05)	$(0.07)	$-	$(1.19)	$(1.19)	$19.15	0.52%	[b]	$59,819	1.34%	[a]	N/A		(0.27%	)[a]
9/30/18	17.41	(0.08)	3.90	3.82	(0.01)	(0.81)	(0.82)	20.41	22.57%		60,560	1.34%		N/A		(0.41%	)
9/30/17	14.78	(0.05)	3.37	3.32	(0.03)	(0.66)	(0.69)	17.41	23.59%		40,705	1.35%		N/A		(0.32%	)
9/30/16	15.65	(0.05)	2.09	2.04	(0.05)	(2.86)	(2.91)	14.78	13.77%		22,853	1.36%		N/A		(0.36%	)
9/30/15[i]	15.75	(0.06)	0.12	0.06	-	(0.16)	(0.16)	15.65	0.38%	[b]	3,937	1.37%	[a]	N/A		(0.47%	)[a]
12/31/14	15.68	(0.11)	1.43	1.32	-	(1.25)	(1.25)	15.75	8.52%		900	1.39%		1.39%	[n]	(0.70%	)
12/31/13	11.97	(0.10)	4.88	4.78	(0.00)[d]	(1.07)	(1.07)	15.68	40.30%		967	1.55%		1.51%		(0.73%	)

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.19	$(0.01)	$(0.63)	$(0.64)	$-	$(2.66)	$(2.66)	$9.89	(1.56%	)[b]	$268,777	0.75%	[a]	N/A	(0.17%	)[a]
9/30/18	11.97	(0.04)	2.81	2.77	-	(1.55)	(1.55)	13.19	25.79%		390,266	0.74%		N/A	(0.30%	)
9/30/17	10.82	(0.02)	1.95	1.93	-	(0.78)	(0.78)	11.97	19.63%		378,731	0.74%		N/A	(0.18%	)
9/30/16	10.98	(0.01)	1.07	1.06	-	(1.22)	(1.22)	10.82	9.61%		352,915	0.74%		N/A	(0.10%	)
9/30/15[i]	11.90	0.00 [d]	(0.64)	(0.64)	-	(0.28)	(0.28)	10.98	(5.48%	)[b]	352,117	0.74%	[a]	N/A	0.05%	[a]
12/31/14	11.43	0.01	1.20	1.21	-	(0.74)	(0.74)	11.90	10.75%		312,757	0.75%		0.72%	0.10%
12/31/13	8.89	0.00 [d]	3.38	3.38	(0.01)	(0.83)	(0.84)	11.43	38.50%		141,922	0.84%		0.69%	0.02%
Class R5
3/31/19[r]	$13.04	$(0.01)	$(0.63)	$(0.64)	$-	$(2.66)	$(2.66)	$9.74	(1.57%	)[b]	$128,029	0.85%	[a]	N/A	(0.27%	)[a]
9/30/18	11.87	(0.05)	2.77	2.72	-	(1.55)	(1.55)	13.04	25.58%		153,460	0.84%		N/A	(0.40%	)
9/30/17	10.74	(0.03)	1.94	1.91	-	(0.78)	(0.78)	11.87	19.59%		185,795	0.84%		N/A	(0.28%	)
9/30/16	10.92	(0.01)	1.05	1.04	-	(1.22)	(1.22)	10.74	9.47%		192,509	0.84%		N/A	(0.14%	)
9/30/15[i]	11.85	(0.00)[d]	(0.65)	(0.65)	-	(0.28)	(0.28)	10.92	(5.58%	)[b]	220,721	0.84%	[a]	N/A	(0.03%	)[a]
12/31/14	11.39	0.00 [d]	1.20	1.20	-	(0.74)	(0.74)	11.85	10.70%		272,981	0.87%		0.83%	0.04%
12/31/13	8.87	(0.01)	3.36	3.35	-	(0.83)	(0.83)	11.39	38.28%		340,443	0.99%		0.84%	(0.13%	)
Service Class
3/31/19[r]	$12.67	$(0.02)	$(0.62)	$(0.64)	$-	$(2.66)	$(2.66)	$9.37	(1.64%	)[b]	$74,660	0.95%	[a]	N/A	(0.38%	)[a]
9/30/18	11.58	(0.06)	2.70	2.64	-	(1.55)	(1.55)	12.67	25.52%		68,041	0.94%		N/A	(0.50%	)
9/30/17	10.50	(0.04)	1.90	1.86	-	(0.78)	(0.78)	11.58	19.55%		74,058	0.94%		N/A	(0.38%	)
9/30/16	10.72	(0.03)	1.03	1.00	-	(1.22)	(1.22)	10.50	9.26%		149,667	0.94%		N/A	(0.31%	)
9/30/15[i]	11.64	(0.01)	(0.63)	(0.64)	-	(0.28)	(0.28)	10.72	(5.60%	)[b]	149,543	0.94%	[a]	N/A	(0.15%	)[a]
12/31/14	11.22	(0.01)	1.17	1.16	-	(0.74)	(0.74)	11.64	10.51%		158,891	0.96%		0.93%	(0.08%	)
12/31/13	8.76	(0.02)	3.31	3.29	-	(0.83)	(0.83)	11.22	38.07%		85,741	1.09%		0.94%	(0.23%	)

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	21%	28%	19%	22%	28%	25%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.19	$(0.02)	$(0.62)	$(0.64)	$-	$(2.66)	$(2.66)	$8.89	(1.72%	)[b]	$46,956	1.05%	[a]	N/A	(0.47%	)[a]
9/30/18	11.21	(0.07)	2.60	2.53	-	(1.55)	(1.55)	12.19	25.36%		56,625	1.04%		N/A	(0.60%	)
9/30/17	10.21	(0.05)	1.83	1.78	-	(0.78)	(0.78)	11.21	19.31%		89,663	1.04%		N/A	(0.48%	)
9/30/16	10.46	(0.04)	1.01	0.97	-	(1.22)	(1.22)	10.21	9.21%		90,616	1.04%		N/A	(0.43%	)
9/30/15[i]	11.37	(0.02)	(0.61)	(0.63)	-	(0.28)	(0.28)	10.46	(5.64%	)[b]	107,017	1.04%	[a]	N/A	(0.26%	)[a]
12/31/14	10.98	(0.02)	1.15	1.13	-	(0.74)	(0.74)	11.37	10.46%		146,975	1.07%		1.04%	(0.19%	)
12/31/13	8.60	(0.04)	3.25	3.21	-	(0.83)	(0.83)	10.98	37.85%		110,471	1.24%		1.09%	(0.39%	)
Class A
3/31/19[r]	$11.30	$(0.03)	$(0.60)	$(0.63)	$-	$(2.66)	$(2.66)	$8.01	(1.76%	)[b]	$42,480	1.30%	[a]	N/A	(0.73%	)[a]
9/30/18	10.52	(0.09)	2.42	2.33	-	(1.55)	(1.55)	11.30	25.08%		49,746	1.29%		N/A	(0.85%	)
9/30/17	9.65	(0.07)	1.72	1.65	-	(0.78)	(0.78)	10.52	19.07%		76,756	1.29%		N/A	(0.73%	)
9/30/16	9.97	(0.07)	0.97	0.90	-	(1.22)	(1.22)	9.65	8.93%		103,902	1.29%		N/A	(0.72%	)
9/30/15[i]	10.88	(0.04)	(0.59)	(0.63)	-	(0.28)	(0.28)	9.97	(5.90%	)[b]	140,896	1.29%	[a]	N/A	(0.49%	)[a]
12/31/14	10.56	(0.05)	1.11	1.06	-	(0.74)	(0.74)	10.88	10.21%		178,641	1.33%		1.29%	(0.44%	)
12/31/13	8.32	(0.06)	3.13	3.07	-	(0.83)	(0.83)	10.56	37.43%		168,430	1.49%		1.34%	(0.63%	)
Class R4
3/31/19[r]	$11.37	$(0.03)	$(0.60)	$(0.63)	$-	$(2.66)	$(2.66)	$8.08	(1.75%	)[b]	$15,912	1.20%	[a]	N/A	(0.63%	)[a]
9/30/18	10.57	(0.08)	2.43	2.35	-	(1.55)	(1.55)	11.37	25.17%		16,920	1.19%		N/A	(0.75%	)
9/30/17	9.68	(0.06)	1.73	1.67	-	(0.78)	(0.78)	10.57	19.22%		9,200	1.19%		N/A	(0.63%	)
9/30/16	9.99	(0.05)	0.96	0.91	-	(1.22)	(1.22)	9.68	9.02%		6,861	1.19%		N/A	(0.58%	)
9/30/15[i]	10.88	(0.04)	(0.57)	(0.61)	-	(0.28)	(0.28)	9.99	(5.71%	)[b]	2,794	1.19%	[a]	N/A	(0.46%	)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	-	(0.74)	(0.74)	10.88	10.11%	[b]	110	1.18%	[a]	N/A	(0.40%	)[a]
Class R3
3/31/19[r]	$10.41	$(0.03)	$(0.60)	$(0.63)	$-	$(2.66)	$(2.66)	$7.12	(1.94%	)[b]	$1,183	1.45%	[a]	N/A	(0.87%	)[a]
9/30/18	9.82	(0.10)	2.24	2.14	-	(1.55)	(1.55)	10.41	24.93%		976	1.44%		N/A	(1.00%	)
9/30/17	9.08	(0.08)	1.60	1.52	-	(0.78)	(0.78)	9.82	18.82%		1,035	1.44%		N/A	(0.88%	)
9/30/16	9.46	(0.07)	0.91	0.84	-	(1.22)	(1.22)	9.08	8.77%		859	1.44%		N/A	(0.81%	)
9/30/15[i]	10.34	(0.05)	(0.55)	(0.60)	-	(0.28)	(0.28)	9.46	(5.92%	)[b]	751	1.44%	[a]	N/A	(0.70%	)[a]
12/31/14	10.09	(0.07)	1.06	0.99	-	(0.74)	(0.74)	10.34	9.99%		127	1.45%		1.44%	(0.65%	)
12/31/13	8.00	(0.09)	3.01	2.92	-	(0.83)	(0.83)	10.09	37.05%		29	1.79%		1.64%	(0.93%	)

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$14.05	$0.11	$(0.78)	$(0.67)	$(0.17)	$(1.57)	$(1.74)	$11.64	(3.54%	)[b]	$84,213	0.99%	[a]	0.80%	[a]	1.85%	[a]
9/30/18	15.20	0.18	0.99	1.17	(0.21)	(2.11)	(2.32)	14.05	8.30%		91,004	0.98%		0.80%		1.28%
9/30/17	13.59	0.21	1.87	2.08	(0.21)	(0.26)	(0.47)	15.20	15.51%		81,793	0.92%		0.80%		1.46%
9/30/16	13.71	0.15	1.93	2.08	(0.20)	(2.00)	(2.20)	13.59	17.08%		106,786	0.94%		0.80%		1.19%
9/30/15[i]	15.25	0.11	(1.49)	(1.38)	-	(0.16)	(0.16)	13.71	(9.12%	)[b]	128,581	0.84%	[a]	0.80%	[a]	1.00%	[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%		132,365	0.80%		0.79%		1.37%
12/31/13	11.09	0.18	3.59	3.77	(0.18)	-	(0.18)	14.68	34.02%		67,095	0.84%		0.74%		1.36%
Class R5
3/31/19[r]	$14.15	$0.11	$(0.79)	$(0.68)	$(0.13)	$(1.57)	$(1.70)	$11.77	(3.54%	)[b]	$1,263	1.09%	[a]	0.90%	[a]	1.86%	[a]
9/30/18	15.28	0.16	1.02	1.18	(0.20)	(2.11)	(2.31)	14.15	8.26%		949	1.08%		0.90%		1.10%
9/30/17	13.67	0.20	1.87	2.07	(0.20)	(0.26)	(0.46)	15.28	15.32%		7,290	1.02%		0.90%		1.34%
9/30/16	13.75	0.15	1.93	2.08	(0.16)	(2.00)	(2.16)	13.67	17.03%		7,072	1.04%		0.90%		1.12%
9/30/15[i]	15.32	0.09	(1.50)	(1.41)	-	(0.16)	(0.16)	13.75	(9.22%	)[b]	8,406	0.94%	[a]	0.90%	[a]	0.83%	[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%		18,333	0.88%		0.88%	[k]	0.79%
12/31/13	11.12	0.16	3.60	3.76	(0.17)	-	(0.17)	14.71	33.85%		81,923	0.88%		0.83%		1.24%
Service Class
3/31/19[r]	$14.09	$0.10	$(0.78)	$(0.68)	$(0.15)	$(1.57)	$(1.72)	$11.69	(3.61%	)[b]	$251	1.19%	[a]	1.00%	[a]	1.68%	[a]
9/30/18	15.24	0.17	0.97	1.14	(0.18)	(2.11)	(2.29)	14.09	8.03%		255	1.18%		1.00%		1.14%
9/30/17	13.62	0.19	1.87	2.06	(0.18)	(0.26)	(0.44)	15.24	15.29%		1,998	1.12%		1.00%		1.29%
9/30/16	13.72	0.12	1.94	2.06	(0.16)	(2.00)	(2.16)	13.62	16.87%		2,158	1.14%		1.00%		0.95%
9/30/15[i]	15.29	0.08	(1.49)	(1.41)	-	(0.16)	(0.16)	13.72	(9.30%	)[b]	2,689	1.04%	[a]	1.00%	[a]	0.72%	[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%		5,022	0.99%		0.99%	[k]	0.96%
12/31/13	11.12	0.15	3.60	3.75	(0.16)	-	(0.16)	14.71	33.73%		2,574	0.98%		0.93%		1.14%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	30%	98%	88%	96%	105%	112%	109%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$14.32	$0.09	$(0.79)	$(0.70)	$(0.12)	$(1.57)	$(1.69)	$11.93	(3.68%	)[b]	$864	1.29%	[a]	1.10%	[a]	1.56%	[a]
9/30/18	15.43	0.14	1.03	1.17	(0.17)	(2.11)	(2.28)	14.32	8.08%		888	1.28%		1.10%		0.97%
9/30/17	13.81	0.17	1.90	2.07	(0.19)	(0.26)	(0.45)	15.43	15.15%		811	1.22%		1.10%		1.14%
9/30/16	13.81	0.13	1.94	2.07	(0.07)	(2.00)	(2.07)	13.81	16.74%		656	1.24%		1.10%		0.97%
9/30/15[i]	15.40	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.81	(9.36%	)[b]	270	1.14%	[a]	1.10%	[a]	0.56%	[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%		1,147	1.10%		1.10%	[k]	0.69%
12/31/13	11.19	0.13	3.62	3.75	(0.13)	-	(0.13)	14.81	33.57%		4,260	1.13%		1.08%		1.01%
Class A
3/31/19[r]	$14.07	$0.08	$(0.77)	$(0.69)	$(0.09)	$(1.57)	$(1.66)	$11.72	(3.75%	)[b]	$2,120	1.54%	[a]	1.35%	[a]	1.27%	[a]
9/30/18	15.21	0.10	1.00	1.10	(0.13)	(2.11)	(2.24)	14.07	7.73%		2,464	1.53%		1.35%		0.73%
9/30/17	13.61	0.13	1.87	2.00	(0.14)	(0.26)	(0.40)	15.21	14.83%		2,178	1.47%		1.35%		0.90%
9/30/16	13.67	0.08	1.93	2.01	(0.07)	(2.00)	(2.07)	13.61	16.46%		1,755	1.49%		1.35%		0.62%
9/30/15[i]	15.27	0.04	(1.48)	(1.44)	-	(0.16)	(0.16)	13.67	(9.51%	)[b]	2,287	1.39%	[a]	1.35%	[a]	0.36%	[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%		5,759	1.35%		1.35%	[k]	0.58%
12/31/13	11.11	0.10	3.58	3.68	(0.10)	-	(0.10)	14.69	33.18%		6,092	1.38%		1.33%		0.73%
Class R4
3/31/19[r]	$13.97	$0.09	$(0.79)	$(0.70)	$(0.14)	$(1.57)	$(1.71)	$11.56	(3.76%	)[b]	$982	1.44%	[a]	1.25%	[a]	1.58%	[a]
9/30/18	15.11	0.13	0.99	1.12	(0.15)	(2.11)	(2.26)	13.97	7.89%		307	1.43%		1.25%		0.90%
9/30/17	13.54	0.14	1.85	1.99	(0.16)	(0.26)	(0.42)	15.11	14.90%		130	1.37%		1.25%		0.98%
9/30/16	13.65	0.10	1.92	2.02	(0.13)	(2.00)	(2.13)	13.54	16.62%		94	1.39%		1.25%		0.75%
9/30/15[i]	15.24	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.65	(9.46%	)[b]	93	1.29%	[a]	1.25%	[a]	0.54%	[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%	[b]	104	1.25%	[a]	1.25%	[a,n]	0.79%	[a]
Class R3
3/31/19[r]	$13.90	$0.07	$(0.77)	$(0.70)	$(0.08)	$(1.57)	$(1.65)	$11.55	(3.88%	)[b]	$437	1.69%	[a]	1.50%	[a]	1.19%	[a]
9/30/18	15.06	0.08	1.00	1.08	(0.13)	(2.11)	(2.24)	13.90	7.66%		383	1.68%		1.50%		0.57%
9/30/17	13.48	0.12	1.84	1.96	(0.12)	(0.26)	(0.38)	15.06	14.70%		333	1.62%		1.50%		0.80%
9/30/16	13.60	0.07	1.90	1.97	(0.09)	(2.00)	(2.09)	13.48	16.25%		102	1.64%		1.50%		0.52%
9/30/15[i]	15.21	0.03	(1.48)	(1.45)	-	(0.16)	(0.16)	13.60	(9.61%	)[b]	89	1.54%	[a]	1.50%	[a]	0.28%	[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%		106	1.53%		1.53%	[k]	0.42%
12/31/13	11.07	0.06	3.57	3.63	(0.06)	-	(0.06)	14.64	32.77%		95	1.68%		1.63%		0.43%

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$18.11	$0.04	$(2.55)	$(2.51)	$(0.06)	$(4.73)	$(4.79)	$10.81	(11.16%	)[b]	$52,606	0.96%	[a]	0.85%	[a]	0.64%	[a]
9/30/18	18.07	0.06	2.07	2.13	(0.09)	(2.00)	(2.09)	18.11	12.92%		51,328	0.89%		0.80%		0.32%
9/30/17	16.19	0.09	2.76	2.85	(0.08)	(0.89)	(0.97)	18.07	17.90%		113,321	0.86%		0.80%		0.55%
9/30/16	14.62	0.08	2.08	2.16	(0.09)	(0.50)	(0.59)	16.19	15.20%		122,745	0.87%		0.80%		0.55%
9/30/15[i]	15.76	0.07	(1.21)	(1.14)	(0.00)[d]	-	(0.00)[d]	14.62	(7.23%	)[b]	65,868	0.87%	[a]	0.80%	[a]	0.62%	[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	-	(0.11)	15.76	5.19%	[b]	60,528	0.83%	[a]	0.80%	[a]	0.80%	[a]
Class R5
3/31/19[r]	$18.12	$0.03	$(2.54)	$(2.51)	$(0.04)	$(4.73)	$(4.77)	$10.84	(11.13%	)[b]	$38,650	1.06%	[a]	0.95%	[a]	0.53%	[a]
9/30/18	18.08	0.04	2.08	2.12	(0.08)	(2.00)	(2.08)	18.12	12.80%		42,389	0.99%		0.90%		0.24%
9/30/17	16.20	0.08	2.75	2.83	(0.06)	(0.89)	(0.95)	18.08	17.76%		43,715	0.96%		0.90%		0.44%
9/30/16	14.62	0.06	2.09	2.15	(0.07)	(0.50)	(0.57)	16.20	15.15%		49,774	0.97%		0.90%		0.43%
9/30/15[i]	15.77	0.06	(1.21)	(1.15)	(0.00)[d]	-	(0.00)[d]	14.62	(7.29%	)[b]	93,458	0.97%	[a]	0.90%	[a]	0.52%	[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	-	(0.09)	15.77	6.27%		97,987	0.90%		0.88%		0.73%
12/31/13	10.71	0.06	4.23	4.29	(0.07)	-	(0.07)	14.93	40.05%		138,272	0.85%		N/A		0.50%
Service Class
3/31/19[r]	$18.15	$0.03	$(2.55)	$(2.52)	$(0.01)	$(4.73)	$(4.74)	$10.89	(11.24%	)[b]	$4,557	1.16%	[a]	1.05%	[a]	0.41%	[a]
9/30/18	18.11	0.02	2.08	2.10	(0.06)	(2.00)	(2.06)	18.15	12.66%		5,773	1.09%		1.00%		0.14%
9/30/17	16.22	0.06	2.77	2.83	(0.05)	(0.89)	(0.94)	18.11	17.71%		8,940	1.06%		1.00%		0.34%
9/30/16	14.66	0.06	2.07	2.13	(0.07)	(0.50)	(0.57)	16.22	14.97%		7,326	1.07%		1.00%		0.37%
9/30/15[i]	15.82	0.05	(1.21)	(1.16)	(0.00)[d]	-	(0.00)[d]	14.66	(7.33%	)[b]	3,272	1.07%	[a]	1.00%	[a]	0.46%	[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	-	(0.04)	15.82	6.21%		1,472	1.00%		0.98%		0.66%
12/31/13	10.71	0.05	4.22	4.27	(0.05)	-	(0.05)	14.93	39.91%		5,264	0.95%		N/A		0.41%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	14%	24%	21%	26%	18%	22%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$18.07	$0.02	$(2.53)	$(2.51)	$(0.01)	$(4.73)	$(4.74)	$10.82	(11.24%	)[b]	$4,404	1.26%	[a]	1.15%	[a]	0.32%	[a]
9/30/18	18.00	(0.00)[d]	2.07	2.07	(0.00)[d]	(2.00)	(2.00)	18.07	12.57%		5,162	1.19%		1.10%		(0.01%	)
9/30/17	16.15	0.04	2.75	2.79	(0.05)	(0.89)	(0.94)	18.00	17.57%		8,977	1.16%		1.10%		0.26%
9/30/16	14.57	0.03	2.08	2.11	(0.03)	(0.50)	(0.53)	16.15	14.89%		4,908	1.17%		1.10%		0.22%
9/30/15[i]	15.74	0.04	(1.21)	(1.17)	(0.00)[d]	-	(0.00)[d]	14.57	(7.43%	)[b]	6,020	1.17%	[a]	1.10%	[a]	0.34%	[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	-	(0.06)	15.74	6.05%		3,790	1.12%		1.10%		0.52%
12/31/13	10.69	0.03	4.22	4.25	(0.04)	-	(0.04)	14.90	39.73%		4,359	1.10%		N/A		0.27%
Class A
3/31/19[r]	$17.93	$0.01	$(2.52)	$(2.51)	$-	$(4.73)	$(4.73)	$10.69	(11.34%	)[b]	$10,267	1.51%	[a]	1.40%	[a]	0.08%	[a]
9/30/18	17.92	(0.03)	2.04	2.01	(0.00)[d]	(2.00)	(2.00)	17.93	12.26%		11,623	1.44%		1.35%		(0.20%	)
9/30/17	16.08	0.00 [d]	2.73	2.73	(0.00)[d]	(0.89)	(0.89)	17.92	17.25%		10,493	1.41%		1.35%		0.01%
9/30/16	14.52	0.00 [d]	2.07	2.07	(0.01)	(0.50)	(0.51)	16.08	14.59%		8,850	1.42%		1.35%		0.00%	[e]
9/30/15[i]	15.71	0.01	(1.20)	(1.19)	(0.00)[d]	-	(0.00)[d]	14.52	(7.57%	)[b]	6,458	1.42%	[a]	1.35%	[a]	0.07%	[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	-	(0.02)	15.71	5.82%		6,467	1.37%		1.35%		0.26%
12/31/13	10.68	(0.00)[d]	4.19	4.19	(0.00)[d]	-	(0.00)[d]	14.87	39.28%		6,526	1.35%		N/A		(0.01%	)
Class R4
3/31/19[r]	$17.83	$0.01	$(2.51)	$(2.50)	$-	$(4.73)	$(4.73)	$10.60	(11.35%	)[b]	$3,315	1.41%	[a]	1.30%	[a]	0.19%	[a]
9/30/18	17.85	(0.01)	2.03	2.02	(0.04)	(2.00)	(2.04)	17.83	12.37%		3,350	1.34%		1.25%		(0.08%	)
9/30/17	16.01	0.01	2.73	2.74	(0.01)	(0.89)	(0.90)	17.85	17.42%		2,491	1.31%		1.25%		0.07%
9/30/16	14.51	0.02	2.05	2.07	(0.07)	(0.50)	(0.57)	16.01	14.66%		1,748	1.32%		1.25%		0.12%
9/30/15[i]	15.69	0.02	(1.20)	(1.18)	(0.00)[d]	-	(0.00)[d]	14.51	(7.51%	)[b]	639	1.32%	[a]	1.25%	[a]	0.19%	[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	-	(0.06)	15.69	4.85%	[b]	105	1.28%	[a]	1.25%	[a]	0.35%	[a]
Class R3
3/31/19[r]	$17.79	$(0.01)	$(2.50)	$(2.51)	$-	$(4.73)	$(4.73)	$10.55	(11.45%	)[b]	$1,207	1.66%	[a]	1.55%	[a]	(0.09%	)[a]
9/30/18	17.81	(0.06)	2.04	1.98	-	(2.00)	(2.00)	17.79	12.14%		1,544	1.59%		1.50%		(0.34%	)
9/30/17	16.00	(0.03)	2.73	2.70	-	(0.89)	(0.89)	17.81	17.14%		1,214	1.56%		1.50%		(0.18%	)
9/30/16	14.48	(0.02)	2.05	2.03	(0.01)	(0.50)	(0.51)	16.00	14.37%		440	1.57%		1.50%		(0.12%	)
9/30/15[i]	15.69	(0.01)	(1.20)	(1.21)	(0.00)[d]	-	(0.00)[d]	14.48	(7.70%	)[b]	123	1.57%	[a]	1.50%	[a]	(0.07%	)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	-	(0.03)	15.69	4.66%	[b]	105	1.53%	[a]	1.50%	[a]	0.10%	[a]

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.04	$0.04	$(1.39)	$(1.35)	$(0.04)	$(1.57)	$(1.61)	$9.08	(9.98%	)[b]	$94,647	0.97%	[a]	0.96%	[a]	0.91%	[a]
9/30/18	13.45	0.06	0.93	0.99	(0.09)	(2.31)	(2.40)	12.04	8.45%		103,334	0.95%		0.93%		0.47%
9/30/17	11.30	0.09	2.27	2.36	(0.13)	(0.08)	(0.21)	13.45	20.96%		112,070	0.95%		0.93%		0.72%
9/30/16	13.03	0.10	1.26	1.36	(0.09)	(3.00)	(3.09)	11.30	13.23%		125,482	0.94%		0.92%		0.96%
9/30/15[i]	14.38	0.04	(1.18)	(1.14)	-	(0.21)	(0.21)	13.03	(7.99%	)[b]	125,447	0.94%	[a]	0.92%	[a]	0.39%	[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%		132,465	0.91%		0.89%		0.50%
12/31/13	14.03	0.16	4.29	4.45	(0.14)	(1.97)	(2.11)	16.37	32.46%		126,064	0.94%		0.86%		0.97%
Class R5
3/31/19[r]	$12.10	$0.04	$(1.39)	$(1.35)	$(0.03)	$(1.57)	$(1.60)	$9.15	(9.95%	)[b]	$76,186	1.07%	[a]	1.06%	[a]	0.83%	[a]
9/30/18	13.50	0.04	0.95	0.99	(0.08)	(2.31)	(2.39)	12.10	8.35%		74,247	1.05%		1.03%		0.37%
9/30/17	11.35	0.08	2.27	2.35	(0.12)	(0.08)	(0.20)	13.50	20.77%		84,951	1.05%		1.03%		0.63%
9/30/16	13.06	0.09	1.27	1.36	(0.07)	(3.00)	(3.07)	11.35	13.18%		106,993	1.04%		1.02%		0.85%
9/30/15[i]	14.43	0.03	(1.19)	(1.16)	-	(0.21)	(0.21)	13.06	(8.11%	)[b]	128,043	1.04%	[a]	1.02%	[a]	0.27%	[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%		207,540	1.03%		1.01%		0.38%
12/31/13	14.06	0.12	4.31	4.43	(0.11)	(1.97)	(2.08)	16.41	32.19%		252,704	1.13%		1.05%		0.77%
Service Class
3/31/19[r]	$12.03	$0.03	$(1.37)	$(1.34)	$(0.02)	$(1.57)	$(1.59)	$9.10	(10.06%	)[b]	$6,906	1.17%	[a]	1.16%	[a]	0.69%	[a]
9/30/18	13.43	0.03	0.94	0.97	(0.06)	(2.31)	(2.37)	12.03	8.25%		8,664	1.15%		1.13%		0.27%
9/30/17	11.29	0.06	2.26	2.32	(0.10)	(0.08)	(0.18)	13.43	20.65%		12,810	1.15%		1.13%		0.50%
9/30/16	13.00	0.08	1.26	1.34	(0.05)	(3.00)	(3.05)	11.29	13.05%		15,783	1.14%		1.12%		0.77%
9/30/15[i]	14.38	0.02	(1.19)	(1.17)	-	(0.21)	(0.21)	13.00	(8.20%	)[b]	16,672	1.14%	[a]	1.12%	[a]	0.17%	[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%		37,270	1.12%		1.09%		0.30%
12/31/13	14.02	0.12	4.29	4.41	(0.10)	(1.97)	(2.07)	16.36	32.18%		44,234	1.17%		1.09%		0.73%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	33%	65%	57%	60%	86%	38%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$11.80	$0.03	$(1.36)	$(1.33)	$(0.01)	$(1.57)	$(1.58)	$8.89	(10.09%	)[b]	$12,026	1.27%	[a]	1.26%	[a]	0.61%	[a]
9/30/18	13.22	0.02	0.92	0.94	(0.05)	(2.31)	(2.36)	11.80	8.14%		14,411	1.25%		1.23%		0.17%
9/30/17	11.12	0.05	2.23	2.28	(0.10)	(0.08)	(0.18)	13.22	20.53%		14,943	1.25%		1.23%		0.41%
9/30/16	12.85	0.07	1.24	1.31	(0.04)	(3.00)	(3.04)	11.12	12.95%		16,447	1.24%		1.22%		0.66%
9/30/15[i]	14.22	0.01	(1.17)	(1.16)	-	(0.21)	(0.21)	12.85	(8.23%	)[b]	18,220	1.24%	[a]	1.22%	[a]	0.08%	[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%		24,796	1.23%		1.21%		0.16%
12/31/13	13.90	0.09	4.26	4.35	(0.07)	(1.97)	(2.04)	16.21	32.03%		36,198	1.32%		1.24%		0.59%
Class A
3/31/19[r]	$11.40	$0.02	$(1.32)	$(1.30)	$-	$(1.57)	$(1.57)	$8.53	(10.19%	)[b]	$17,970	1.52%	[a]	1.51%	[a]	0.35%	[a]
9/30/18	12.85	(0.01)	0.89	0.88	(0.02)	(2.31)	(2.33)	11.40	7.84%		21,061	1.50%		1.48%		(0.08%	)
9/30/17	10.80	0.02	2.17	2.19	(0.06)	(0.08)	(0.14)	12.85	20.31%		23,325	1.50%		1.48%		0.15%
9/30/16	12.56	0.04	1.20	1.24	(0.00)[d]	(3.00)	(3.00)	10.80	12.59%		26,790	1.49%		1.47%		0.40%
9/30/15[i]	13.93	(0.02)	(1.14)	(1.16)	-	(0.21)	(0.21)	12.56	(8.40%	)[b]	30,820	1.49%	[a]	1.47%	[a]	(0.17%	)[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%		43,390	1.48%		1.46%		(0.08%	)
12/31/13	13.66	0.06	4.17	4.23	(0.00)[d]	(1.97)	(1.97)	15.92	31.69%		59,004	1.57%		1.49%		0.37%
Class R4
3/31/19[r]	$11.26	$0.02	$(1.30)	$(1.28)	$-	$(1.57)	$(1.57)	$8.41	(10.14%	)[b]	$590	1.42%	[a]	1.41%	[a]	0.46%	[a]
9/30/18	12.73	0.00 [d]	0.88	0.88	(0.04)	(2.31)	(2.35)	11.26	7.95%		663	1.40%		1.38%		0.02%
9/30/17	10.74	0.03	2.15	2.18	(0.11)	(0.08)	(0.19)	12.73	20.33%		525	1.40%		1.38%		0.28%
9/30/16	12.52	0.05	1.21	1.26	(0.04)	(3.00)	(3.04)	10.74	12.80%		184	1.39%		1.37%		0.51%
9/30/15[i]	13.88	(0.01)	(1.14)	(1.15)	-	(0.21)	(0.21)	12.52	(8.36%	)[b]	92	1.39%	[a]	1.37%	[a]	(0.06%	)[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%	[b]	101	1.35%	[a]	N/A		(0.05%	)[a]
Class R3
3/31/19[r]	$10.57	$0.01	$(1.24)	$(1.23)	$-	$(1.57)	$(1.57)	$7.77	(10.34%	)[b]	$531	1.67%	[a]	1.66%	[a]	0.26%	[a]
9/30/18	12.09	(0.02)	0.83	0.81	(0.02)	(2.31)	(2.33)	10.57	7.76%		418	1.65%		1.63%		(0.19%	)
9/30/17	10.19	(0.00)[d]	2.05	2.05	(0.07)	(0.08)	(0.15)	12.09	20.14%		180	1.65%		1.63%		(0.03%	)
9/30/16	12.03	0.03	1.13	1.16	-	(3.00)	(3.00)	10.19	12.42%		84	1.64%		1.62%		0.28%
09/30/15[i]	13.36	(0.03)	(1.09)	(1.12)	-	(0.21)	(0.21)	12.03	(8.46%	)[b]	57	1.64%	[a]	1.62%	[a]	(0.33%	)[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%		80	1.67%		1.65%		(0.27%	)
12/31/13	13.28	0.01	4.05	4.06	(0.00)[d]	(1.97)	(1.97)	15.37	31.30%		194	1.87%		1.79%		0.03%

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.27	$0.11	$(1.05)	$(0.94)	$(0.22)	$(0.74)	$(0.96)	$13.37	(5.38%	)[b]	$74,678	0.16%	[a]	0.16%	[a,n]	1.67%	[a]
9/30/18	14.31	0.21	1.72	1.93	(0.17)	(0.80)	(0.97)	15.27	14.06%		64,388	0.16%		0.16%	[n]	1.43%
9/30/17	13.56	0.17	2.02	2.19	(0.22)	(1.22)	(1.44)	14.31	17.06%		48,408	0.18%		0.18%	[n]	1.22%
9/30/16	12.44	0.19	1.61	1.80	(0.16)	(0.52)	(0.68)	13.56	15.15%		73,807	0.20%		0.20%	[n]	1.49%
09/30/15[i]	13.11	0.13	(0.75)	(0.62)	-	(0.05)	(0.05)	12.44	(4.77%	)[b]	137,654	0.22%	[a]	0.20%	[a]	1.26%	[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%		144,235	0.20%		0.19%		1.35%
12/31/13	11.04	0.16	3.44	3.60	(0.18)	(1.99)	(2.17)	12.47	33.20%		93,319	0.23%		0.19%		1.25%
Class R5
3/31/19[r]	$15.22	$0.10	$(1.05)	$(0.95)	$(0.20)	$(0.74)	$(0.94)	$13.33	(5.47%	)[b]	$19,831	0.26%	[a]	0.26%	[a,n]	1.56%	[a]
9/30/18	14.26	0.19	1.73	1.92	(0.16)	(0.80)	(0.96)	15.22	13.99%		22,023	0.26%		0.26%	[n]	1.31%
9/30/17	13.52	0.15	2.02	2.17	(0.21)	(1.22)	(1.43)	14.26	16.94%		25,668	0.28%		0.28%	[n]	1.13%
9/30/16	12.41	0.18	1.60	1.78	(0.15)	(0.52)	(0.67)	13.52	15.01%		21,499	0.30%		0.30%	[n]	1.44%
9/30/15[i]	13.09	0.12	(0.75)	(0.63)	-	(0.05)	(0.05)	12.41	(4.86%	)[b]	11,433	0.32%	[a]	0.30%	[a]	1.18%	[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%		5,628	0.30%		0.29%		1.20%
12/31/13	11.04	0.16	3.42	3.58	(0.17)	(1.99)	(2.16)	12.46	33.08%		5,893	0.33%		0.29%		1.22%
Service Class
3/31/19[r]	$15.14	$0.09	$(1.04)	$(0.95)	$(0.18)	$(0.74)	$(0.92)	$13.27	(5.51%	)[b]	$24,402	0.41%	[a]	0.41%	[a,n]	1.40%	[a]
9/30/18	14.19	0.17	1.72	1.89	(0.14)	(0.80)	(0.94)	15.14	13.82%		27,225	0.41%		0.41%	[n]	1.18%
9/30/17	13.46	0.13	2.01	2.14	(0.19)	(1.22)	(1.41)	14.19	16.78%		25,968	0.43%		0.43%	[n]	0.99%
9/30/16	12.36	0.16	1.59	1.75	(0.13)	(0.52)	(0.65)	13.46	14.77%		23,328	0.45%		0.45%	[n]	1.26%
09/30/15[i]	13.05	0.10	(0.74)	(0.64)	-	(0.05)	(0.05)	12.36	(4.95%	)[b]	16,533	0.47%	[a]	0.45%	[a]	1.02%	[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%		12,480	0.45%		0.44%		1.16%
12/31/13	11.04	0.14	3.41	3.55	(0.17)	(1.99)	(2.16)	12.43	32.81%		3,206	0.48%		0.44%		1.07%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	7%	13%	33%	48%	18%	12%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$15.13	$0.08	$(1.04)	$(0.96)	$(0.16)	$(0.74)	$(0.90)	$13.27	(5.56%	)[b]	$57,280	0.51%	[a]	0.51%	[a,n]	1.30%	[a]
9/30/18	14.19	0.16	1.70	1.86	(0.12)	(0.80)	(0.92)	15.13	13.64%		66,044	0.51%		0.51%	[n]	1.07%
9/30/17	13.45	0.12	2.01	2.13	(0.17)	(1.22)	(1.39)	14.19	16.73%		60,979	0.53%		0.53%	[n]	0.90%
9/30/16	12.35	0.15	1.59	1.74	(0.12)	(0.52)	(0.64)	13.45	14.69%		62,951	0.55%		0.55%	[n]	1.17%
9/30/15[i]	13.05	0.09	(0.74)	(0.65)	-	(0.05)	(0.05)	12.35	(5.03%	)[b]	50,069	0.57%	[a]	0.55%	[a]	0.92%	[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%		42,628	0.55%		0.54%		1.02%
12/31/13	11.03	0.13	3.41	3.54	(0.15)	(1.99)	(2.14)	12.43	32.72%		12,453	0.58%		0.54%		0.96%
Class A
3/31/19[r]	$15.09	$0.07	$(1.03)	$(0.96)	$(0.13)	$(0.74)	$(0.87)	$13.26	(5.66%	)[b]	$32,707	0.76%	[a]	0.76%	[a,n]	1.05%	[a]
9/30/18	14.14	0.12	1.71	1.83	(0.08)	(0.80)	(0.88)	15.09	13.42%		36,885	0.76%		0.76%	[n]	0.83%
9/30/17	13.42	0.09	1.99	2.08	(0.14)	(1.22)	(1.36)	14.14	16.34%		33,142	0.78%		0.78%	[n]	0.65%
9/30/16	12.32	0.11	1.61	1.72	(0.10)	(0.52)	(0.62)	13.42	14.49%		42,316	0.80%		0.80%	[n]	0.91%
9/30/15[i]	13.04	0.07	(0.74)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	32,378	0.82%	[a]	0.80%	[a]	0.67%	[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%		28,715	0.81%		0.80%		0.76%
12/31/13	11.04	0.09	3.42	3.51	(0.13)	(1.99)	(2.12)	12.43	32.40%		8,961	0.88%		0.84%		0.68%
Class R4
3/31/19[r]	$15.02	$0.07	$(1.03)	$(0.96)	$(0.14)	$(0.74)	$(0.88)	$13.18	(5.64%	)[b]	$121,362	0.66%	[a]	0.66%	[a,n]	1.15%	[a]
9/30/18	14.10	0.13	1.70	1.83	(0.11)	(0.80)	(0.91)	15.02	13.51%		137,402	0.66%		0.66%	[n]	0.92%
9/30/17	13.39	0.10	2.00	2.10	(0.17)	(1.22)	(1.39)	14.10	16.52%		130,620	0.68%		0.68%	[n]	0.76%
9/30/16	12.32	0.13	1.59	1.72	(0.13)	(0.52)	(0.65)	13.39	14.56%		36,917	0.70%		0.70%	[n]	1.04%
9/30/15[i]	13.04	0.09	(0.76)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	14,014	0.72%	[a]	0.70%	[a]	0.86%	[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%	[b]	132	0.69%	[a]	0.69%	[a,n]	0.89%	[a]
Class R3
3/31/19[r]	$14.94	$0.06	$(1.03)	$(0.97)	$(0.10)	$(0.74)	$(0.84)	$13.13	(5.75%	)[b]	$133,608	0.91%	[a]	0.91%	[a,n]	0.90%	[a]
9/30/18	14.04	0.10	1.69	1.79	(0.09)	(0.80)	(0.89)	14.94	13.20%		153,657	0.91%		0.91%	[n]	0.67%
9/30/17	13.35	0.07	1.98	2.05	(0.14)	(1.22)	(1.36)	14.04	16.22%		144,122	0.93%		0.93%	[n]	0.51%
9/30/16	12.31	0.10	1.58	1.68	(0.12)	(0.52)	(0.64)	13.35	14.25%		33,905	0.95%		0.95%	[n]	0.81%
9/30/15[i]	13.04	0.06	(0.74)	(0.68)	-	(0.05)	(0.05)	12.31	(5.26%	)[b]	8,746	0.97%	[a]	0.95%	[a]	0.61%	[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%	[b]	142	0.95%	[a]	0.95%	[a,n]	0.60%	[a]

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$14.72	$0.10	$(1.48)	$(1.38)	$(0.15)	$(0.82)	$(0.97)	$12.37	(8.57%	)[b]	$74,709	0.20%	[a]	0.20%	[a,n]	1.58%	[a]
9/30/18	14.16	0.17	1.81	1.98	(0.18)	(1.24)	(1.42)	14.72	15.17%		68,359	0.20%		0.20%	[n]	1.24%
9/30/17	12.57	0.17	2.34	2.51	(0.19)	(0.73)	(0.92)	14.16	20.64%		49,853	0.22%		0.20%		1.28%
9/30/16	11.28	0.17	1.54	1.71	(0.14)	(0.28)	(0.42)	12.57	15.62%		127,660	0.21%		0.20%		1.48%
9/30/15[i]	12.24	0.13	(1.08)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	185,516	0.29%	[a]	0.20%	[a]	1.40%	[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%		97,737	0.27%		0.20%		1.33%
12/31/13	10.95	0.18	3.95	4.13	(0.19)	(1.69)	(1.88)	13.20	38.47%		91,466	0.29%		0.19%		1.40%
Class R5
3/31/19[r]	$14.71	$0.09	$(1.48)	$(1.39)	$(0.14)	$(0.82)	$(0.96)	$12.36	(8.69%	)[b]	$17,544	0.30%	[a]	0.30%	[a,n]	1.46%	[a]
9/30/18	14.15	0.16	1.81	1.97	(0.17)	(1.24)	(1.41)	14.71	15.07%		22,393	0.30%		0.30%	[n]	1.13%
9/30/17	12.56	0.15	2.35	2.50	(0.18)	(0.73)	(0.91)	14.15	20.57%		16,566	0.32%		0.30%		1.18%
9/30/16	11.28	0.16	1.53	1.69	(0.13)	(0.28)	(0.41)	12.56	15.42%		15,287	0.31%		0.30%		1.40%
9/30/15[i]	12.24	0.12	(1.07)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	7,948	0.39%	[a]	0.30%	[a]	1.27%	[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%		4,343	0.38%		0.30%		1.16%
12/31/13	10.95	0.19	3.93	4.12	(0.19)	(1.69)	(1.88)	13.19	38.38%		13,078	0.39%		0.29%		1.41%
Service Class
3/31/19[r]	$14.58	$0.08	$(1.47)	$(1.39)	$(0.10)	$(0.82)	$(0.92)	$12.27	(8.70%	)[b]	$11,868	0.45%	[a]	0.45%	[a,n]	1.26%	[a]
9/30/18	14.04	0.14	1.78	1.92	(0.14)	(1.24)	(1.38)	14.58	14.86%		19,285	0.45%		0.45%	[n]	0.98%
9/30/17	12.48	0.13	2.32	2.45	(0.16)	(0.73)	(0.89)	14.04	20.33%		19,390	0.47%		0.45%		1.03%
9/30/16	11.21	0.14	1.52	1.66	(0.11)	(0.28)	(0.39)	12.48	15.23%		13,347	0.46%		0.45%		1.22%
9/30/15[i]	12.17	0.10	(1.05)	(0.95)	-	(0.01)	(0.01)	11.21	(7.84%	)[b]	8,110	0.54%	[a]	0.45%	[a]	1.09%	[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%		6,499	0.52%		0.45%		1.14%
12/31/13	10.94	0.18	3.92	4.10	(0.19)	(1.69)	(1.88)	13.16	38.24%		997	0.54%		0.44%		1.31%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	4%	20%	38%	37%	13%	33%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$14.61	$0.07	$(1.46)	$(1.39)	$(0.10)	$(0.82)	$(0.92)	$12.30	(8.75%	)[b]	$48,925	0.55%	[a]	0.55%	[a,n]	1.22%	[a]
9/30/18	14.06	0.12	1.80	1.92	(0.13)	(1.24)	(1.37)	14.61	14.80%		53,624	0.55%		0.55%	[n]	0.87%
9/30/17	12.50	0.12	2.32	2.44	(0.15)	(0.73)	(0.88)	14.06	20.16%		52,240	0.57%		0.55%		0.93%
9/30/16	11.23	0.13	1.52	1.65	(0.10)	(0.28)	(0.38)	12.50	15.11%		44,061	0.56%		0.55%		1.14%
9/30/15[i]	12.20	0.09	(1.05)	(0.96)	-	(0.01)	(0.01)	11.23	(7.90%	)[b]	30,993	0.64%	[a]	0.55%	[a]	1.00%	[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%		25,705	0.62%		0.55%		1.02%
12/31/13	10.94	0.15	3.94	4.09	(0.16)	(1.69)	(1.85)	13.18	38.13%		7,562	0.64%		0.54%		1.14%
Class A
3/31/19[r]	$14.51	$0.06	$(1.45)	$(1.39)	$(0.07)	$(0.82)	$(0.89)	$12.23	(8.86%	)[b]	$24,099	0.80%	[a]	0.80%	[a,n]	0.96%	[a]
9/30/18	13.97	0.09	1.79	1.88	(0.10)	(1.24)	(1.34)	14.51	14.52%		29,287	0.80%		0.80%	[n]	0.63%
9/30/17	12.43	0.09	2.30	2.39	(0.12)	(0.73)	(0.85)	13.97	19.85%		23,317	0.82%		0.80%		0.68%
9/30/16	11.16	0.10	1.52	1.62	(0.07)	(0.28)	(0.35)	12.43	14.91%		19,806	0.81%		0.80%		0.89%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	14,478	0.89%	[a]	0.80%	[a]	0.73%	[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%		15,338	0.88%		0.81%		0.76%
12/31/13	10.95	0.11	3.92	4.03	(0.14)	(1.69)	(1.83)	13.15	37.66%		5,547	0.94%		0.84%		0.82%
Class R4
3/31/19[r]	$14.46	$0.06	$(1.45)	$(1.39)	$(0.08)	$(0.82)	$(0.90)	$12.17	(8.85%	)[b]	$69,974	0.70%	[a]	0.70%	[a,n]	1.07%	[a]
9/30/18	13.94	0.10	1.78	1.88	(0.12)	(1.24)	(1.36)	14.46	14.60%		74,670	0.70%		0.70%	[n]	0.73%
9/30/17	12.40	0.10	2.31	2.41	(0.14)	(0.73)	(0.87)	13.94	20.08%		63,118	0.72%		0.70%		0.76%
9/30/16	11.17	0.11	1.51	1.62	(0.11)	(0.28)	(0.39)	12.40	14.93%		29,129	0.71%		0.70%		1.00%
9/30/15[i]	12.16	0.09	(1.07)	(0.98)	-	(0.01)	(0.01)	11.17	(8.09%	)[b]	9,367	0.79%	[a]	0.70%	[a]	0.96%	[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%	[b]	151	0.76%	[a]	0.70%	[a]	0.88%	[a]
Class R3
3/31/19[r]	$14.38	$0.05	$(1.45)	$(1.40)	$(0.04)	$(0.82)	$(0.86)	$12.12	(8.96%	)[b]	$60,706	0.95%	[a]	0.95%	[a,n]	0.82%	[a]
9/30/18	13.87	0.07	1.77	1.84	(0.09)	(1.24)	(1.33)	14.38	14.38%		70,230	0.95%		0.95%	[n]	0.48%
9/30/17	12.36	0.07	2.29	2.36	(0.12)	(0.73)	(0.85)	13.87	19.73%		57,433	0.97%		0.95%		0.51%
9/30/16	11.16	0.09	1.49	1.58	(0.10)	(0.28)	(0.38)	12.36	14.60%		22,081	0.96%		0.95%		0.75%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	5,873	1.04%	[a]	0.95%	[a]	0.71%	[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%	[b]	138	1.01%	[a]	0.95%	[a]	0.61%	[a]

MassMutual Select Mid Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$24.10	$0.02	$(0.03)	$(0.01)	$(0.01)	$(1.92)	$(1.93)	$22.16	1.27%	[b]	$5,644,877	0.71%	[a]	N/A	0.23%	[a]
9/30/18	21.92	0.01	3.59	3.60	-	(1.42)	(1.42)	24.10	17.21%		5,436,930	0.71%		N/A	0.06%
9/30/17	19.16	(0.00)[d]	3.64	3.64	(0.03)	(0.85)	(0.88)	21.92	19.83%		3,055,936	0.72%		N/A	0.00%	[e]
9/30/16	18.74	0.01	1.91	1.92	-	(1.50)	(1.50)	19.16	10.74%		1,668,899	0.73%		N/A	0.07%
9/30/15[i]	18.65	(0.01)	0.24	0.23	-	(0.14)	(0.14)	18.74	1.22%	[b]	816,703	0.75%	[a]	N/A	(0.08%	)[a]
12/31/14	18.42	(0.02)	2.33	2.31	-	(2.08)	(2.08)	18.65	13.00%		441,065	0.77%		0.74%	(0.11%	)
12/31/13	15.03	(0.02)	5.40	5.38	-	(1.99)	(1.99)	18.42	36.31%		298,869	0.83%		0.73%	(0.10%	)
Class R5
3/31/19[r]	$23.87	$0.01	$(0.03)	$(0.02)	$-	$(1.92)	$(1.92)	$21.93	1.23%	[b]	$1,501,427	0.81%	[a]	N/A	0.13%	[a]
9/30/18	21.75	(0.01)	3.55	3.54	-	(1.42)	(1.42)	23.87	17.06%		1,517,553	0.81%		N/A	(0.04%	)
9/30/17	19.01	(0.02)	3.62	3.60	(0.01)	(0.85)	(0.86)	21.75	19.76%		1,167,243	0.82%		N/A	(0.11%	)
9/30/16	18.63	(0.00)[d]	1.88	1.88	-	(1.50)	(1.50)	19.01	10.58%		826,289	0.83%		N/A	(0.03%	)
9/30/15[i]	18.56	(0.03)	0.24	0.21	-	(0.14)	(0.14)	18.63	1.12%	[b]	641,170	0.85%	[a]	N/A	(0.18%	)[a]
12/31/14	18.36	(0.04)	2.32	2.28	-	(2.08)	(2.08)	18.56	12.88%		668,005	0.87%		0.85%	(0.22%	)
12/31/13	15.00	(0.04)	5.39	5.35	-	(1.99)	(1.99)	18.36	36.19%		569,238	0.96%		0.86%	(0.22%	)
Service Class
3/31/19[r]	$23.31	$0.00 [d]	$(0.03)	$(0.03)	$-	$(1.92)	$(1.92)	$21.36	1.22%	[b]	$386,043	0.91%	[a]	N/A	0.03%	[a]
9/30/18	21.30	(0.03)	3.46	3.43	-	(1.42)	(1.42)	23.31	16.90%		405,725	0.91%		N/A	(0.14%	)
9/30/17	18.64	(0.04)	3.55	3.51	-	(0.85)	(0.85)	21.30	19.65%		252,898	0.92%		N/A	(0.20%	)
9/30/16	18.30	(0.02)	1.86	1.84	-	(1.50)	(1.50)	18.64	10.55%		234,465	0.93%		N/A	(0.13%	)
9/30/15[i]	18.25	(0.04)	0.23	0.19	-	(0.14)	(0.14)	18.30	1.03%	[b]	238,436	0.95%	[a]	N/A	(0.28%	)[a]
12/31/14	18.10	(0.06)	2.29	2.23	-	(2.08)	(2.08)	18.25	12.79%		243,292	0.97%		0.95%	(0.31%	)
12/31/13	14.83	(0.06)	5.32	5.26	-	(1.99)	(1.99)	18.10	35.99%		267,615	1.05%		0.95%	(0.32%	)

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	20%	34%	36%	36%	31%	33%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$22.32	$(0.01)	$(0.05)	$(0.06)	$-	$(1.92)	$(1.92)	$20.34	1.13%	[b]	$309,811	1.01%	[a]	N/A	(0.07%	)[a]
9/30/18	20.46	(0.05)	3.33	3.28	-	(1.42)	(1.42)	22.32	16.85%		337,284	1.01%		N/A	(0.25%	)
9/30/17	17.96	(0.06)	3.41	3.35	-	(0.85)	(0.85)	20.46	19.49%		339,090	1.02%		N/A	(0.30%	)
9/30/16	17.71	(0.04)	1.79	1.75	-	(1.50)	(1.50)	17.96	10.38%		340,187	1.03%		N/A	(0.23%	)
9/30/15[i]	17.68	(0.05)	0.22	0.17	-	(0.14)	(0.14)	17.71	0.95%	[b]	364,801	1.05%	[a]	N/A	(0.38%	)[a]
12/31/14	17.61	(0.08)	2.23	2.15	-	(2.08)	(2.08)	17.68	12.70%		364,385	1.09%		1.06%	(0.43%	)
12/31/13	14.49	(0.08)	5.19	5.11	-	(1.99)	(1.99)	17.61	35.80%		382,576	1.20%		1.10%	(0.47%	)
Class A
3/31/19[r]	$20.67	$(0.03)	$(0.07)	$(0.10)	$-	$(1.92)	$(1.92)	$18.65	1.02%	[b]	$239,432	1.26%	[a]	N/A	(0.32%	)[a]
9/30/18	19.10	(0.10)	3.09	2.99	-	(1.42)	(1.42)	20.67	16.52%		272,769	1.26%		N/A	(0.50%	)
9/30/17	16.86	(0.10)	3.19	3.09	-	(0.85)	(0.85)	19.10	19.21%		274,719	1.27%		N/A	(0.55%	)
9/30/16	16.75	(0.08)	1.69	1.61	-	(1.50)	(1.50)	16.86	10.12%		297,498	1.28%		N/A	(0.48%	)
9/30/15[i]	16.76	(0.08)	0.21	0.13	-	(0.14)	(0.14)	16.75	0.76%	[b]	306,259	1.30%	[a]	N/A	(0.63%	)[a]
12/31/14	16.84	(0.12)	2.12	2.00	-	(2.08)	(2.08)	16.76	12.38%		322,121	1.34%		1.31%	(0.68%	)
12/31/13	13.96	(0.12)	4.99	4.87	-	(1.99)	(1.99)	16.84	35.44%		333,489	1.44%		1.34%	(0.72%	)
Class R4
3/31/19[r]	$20.80	$(0.02)	$(0.07)	$(0.09)	$-	$(1.92)	$(1.92)	$18.79	1.07%	[b]	$213,851	1.16%	[a]	N/A	(0.22%	)[a]
9/30/18	19.19	(0.08)	3.11	3.03	-	(1.42)	(1.42)	20.80	16.65%		229,517	1.16%		N/A	(0.39%	)
9/30/17	16.92	(0.08)	3.20	3.12	-	(0.85)	(0.85)	19.19	19.33%		125,717	1.17%		N/A	(0.46%	)
9/30/16	16.79	(0.06)	1.69	1.63	-	(1.50)	(1.50)	16.92	10.22%		54,177	1.18%		N/A	(0.39%	)
9/30/15[i]	16.78	(0.07)	0.22	0.15	-	(0.14)	(0.14)	16.79	0.88%	[b]	11,441	1.20%	[a]	N/A	(0.53%	)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	-	(2.08)	(2.08)	16.78	9.07%	[b]	2,860	1.20%	[a]	N/A	(0.50%	)[a]
Class R3
3/31/19[r]	$19.14	$(0.04)	$(0.09)	$(0.13)	$-	$(1.92)	$(1.92)	$17.09	0.95%	[b]	$33,432	1.41%	[a]	N/A	(0.47%	)[a]
9/30/18	17.81	(0.12)	2.87	2.75	-	(1.42)	(1.42)	19.14	16.36%		35,471	1.41%		N/A	(0.64%	)
9/30/17	15.80	(0.11)	2.97	2.86	-	(0.85)	(0.85)	17.81	19.04%		27,527	1.42%		N/A	(0.70%	)
9/30/16	15.81	(0.10)	1.59	1.49	-	(1.50)	(1.50)	15.80	9.95%		14,056	1.43%		N/A	(0.63%	)
9/30/15[i]	15.84	(0.10)	0.21	0.11	-	(0.14)	(0.14)	15.81	0.68%	[b]	4,788	1.45%	[a]	N/A	(0.78%	)[a]
12/31/14	16.05	(0.14)	2.01	1.87	-	(2.08)	(2.08)	15.84	12.18%		2,445	1.51%		1.49%	(0.86%	)
12/31/13	13.42	(0.16)	4.78	4.62	-	(1.99)	(1.99)	16.05	35.00%		2,062	1.75%		1.65%	(1.02%	)

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$19.08	$0.00 [d]	$(1.49)	$(1.49)	$(2.73)	$-	$(2.73)	$14.86	(5.18%	)[b]	$295,734	0.86%	[a]	N/A	0.04%	[a]
9/30/18	15.74	(0.03)	4.24	4.21	(0.87)	-	(0.87)	19.08	27.96%		385,194	0.85%		N/A	(0.15%	)
9/30/17	13.05	(0.01)	2.70	2.69	-	-	-	15.74	20.61%		306,490	0.86%		N/A	(0.05%	)
9/30/16	15.17	(0.00)[d]	1.05	1.05	(3.17)	(0.00)[d]	(3.17)	13.05	8.25%		276,267	0.87%		N/A	(0.03%	)
9/30/15[i]	16.37	(0.01)	(0.95)	(0.96)	(0.24)	-	(0.24)	15.17	(5.92%	)[b]	237,215	0.85%	[a]	N/A	(0.08%	)[a]
12/31/14	19.02	(0.03)	1.03	1.00	(3.65)	-	(3.65)	16.37	6.16%		523,725	0.85%		0.84%	(0.19%	)
12/31/13	15.16	(0.04)	7.14	7.10	(3.24)	-	(3.24)	19.02	47.86%		237,249	0.92%		0.85%	(0.23%	)
Class R5
3/31/19[r]	$18.85	$(0.00)[d]	$(1.49)	$(1.49)	$(2.73)	$-	$(2.73)	$14.63	(5.18%	)[b]	$133,608	0.96%	[a]	N/A	(0.04%	)[a]
9/30/18	15.57	(0.04)	4.19	4.15	(0.87)	-	(0.87)	18.85	27.87%		142,284	0.95%		N/A	(0.25%	)
9/30/17	12.93	(0.02)	2.66	2.64	-	-	-	15.57	20.42%		119,338	0.96%		N/A	(0.15%	)
9/30/16	15.07	(0.02)	1.05	1.03	(3.17)	(0.00)[d]	(3.17)	12.93	8.16%		119,577	0.97%		N/A	(0.15%	)
9/30/15[i]	16.28	(0.02)	(0.95)	(0.97)	(0.24)	-	(0.24)	15.07	(6.07%	)[b]	168,987	0.95%	[a]	N/A	(0.18%	)[a]
12/31/14	18.94	(0.06)	1.05	0.99	(3.65)	-	(3.65)	16.28	6.14%		212,669	0.97%		0.94%	(0.30%	)
12/31/13	15.12	(0.06)	7.12	7.06	(3.24)	-	(3.24)	18.94	47.71%		574,359	1.02%		0.95%	(0.31%	)
Service Class
3/31/19[r]	$17.89	$(0.01)	$(1.43)	$(1.44)	$(2.73)	$-	$(2.73)	$13.72	(5.19%	)[b]	$28,791	1.06%	[a]	N/A	(0.14%	)[a]
9/30/18	14.84	(0.06)	3.98	3.92	(0.87)	-	(0.87)	17.89	27.69%		33,978	1.05%		N/A	(0.34%	)
9/30/17	12.33	(0.03)	2.54	2.51	-	-	-	14.84	20.36%		34,017	1.06%		N/A	(0.25%	)
9/30/16	14.53	(0.03)	1.00	0.97	(3.17)	(0.00)[d]	(3.17)	12.33	8.02%		36,718	1.07%		N/A	(0.23%	)
9/30/15[i]	15.71	(0.03)	(0.91)	(0.94)	(0.24)	-	(0.24)	14.53	(6.10%	)[b]	36,194	1.05%	[a]	N/A	(0.28%	)[a]
12/31/14	18.43	(0.07)	1.00	0.93	(3.65)	-	(3.65)	15.71	5.98%		39,757	1.08%		1.05%	(0.41%	)
12/31/13	14.80	(0.08)	6.95	6.87	(3.24)	-	(3.24)	18.43	47.46%		77,163	1.16%		1.09%	(0.46%	)

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	35%	85%	86%	85%	82%	76%	97%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$16.87	$(0.02)	$(1.38)	$(1.40)	$(2.73)	$-	$(2.73)	$12.74	(5.28%	)[b]	$28,139	1.16%	[a]	N/A	(0.24%	)[a]
9/30/18	14.05	(0.07)	3.76	3.69	(0.87)	-	(0.87)	16.87	27.60%		35,642	1.15%		N/A	(0.45%	)
9/30/17	11.69	(0.04)	2.40	2.36	-	-	-	14.05	20.19%		30,295	1.16%		N/A	(0.35%	)
9/30/16	13.95	(0.04)	0.95	0.91	(3.17)	(0.00)[d]	(3.17)	11.69	7.92%		29,335	1.17%		N/A	(0.34%	)
9/30/15[i]	15.10	(0.04)	(0.87)	(0.91)	(0.24)	-	(0.24)	13.95	(6.15%	)[b]	33,350	1.15%	[a]	N/A	(0.38%	)[a]
12/31/14	17.87	(0.09)	0.97	0.88	(3.65)	-	(3.65)	15.10	5.88%		30,069	1.18%		1.16%	(0.52%	)
12/31/13	14.44	(0.10)	6.77	6.67	(3.24)	-	(3.24)	17.87	47.25%		42,628	1.31%		1.24%	(0.60%	)
Class A
3/31/19[r]	$15.14	$(0.03)	$(1.30)	$(1.33)	$(2.73)	$-	$(2.73)	$11.08	(5.37%	)[b]	$38,930	1.41%	[a]	N/A	(0.49%	)[a]
9/30/18	12.72	(0.09)	3.38	3.29	(0.87)	-	(0.87)	15.14	27.33%		43,682	1.40%		N/A	(0.70%	)
9/30/17	10.61	(0.07)	2.18	2.11	-	-	-	12.72	19.89%		35,240	1.41%		N/A	(0.60%	)
9/30/16	12.97	(0.06)	0.87	0.81	(3.17)	(0.00)[d]	(3.17)	10.61	7.70%		40,045	1.42%		N/A	(0.59%	)
9/30/15[i]	14.09	(0.07)	(0.81)	(0.88)	(0.24)	-	(0.24)	12.97	(6.31%	)[b]	46,014	1.40%	[a]	N/A	(0.63%	)[a]
12/31/14	16.96	(0.13)	0.91	0.78	(3.65)	-	(3.65)	14.09	5.60%		56,296	1.43%		1.41%	(0.77%	)
12/31/13	13.85	(0.14)	6.49	6.35	(3.24)	-	(3.24)	16.96	46.94%		71,667	1.56%		1.49%	(0.86%	)
Class R4
3/31/19[r]	$15.23	$(0.02)	$(1.30)	$(1.32)	$(2.73)	$-	$(2.73)	$11.18	(5.39%	)[b]	$12,626	1.31%	[a]	N/A	(0.39%	)[a]
9/30/18	12.78	(0.08)	3.40	3.32	(0.87)	-	(0.87)	15.23	27.44%		13,972	1.30%		N/A	(0.60%	)
9/30/17	10.65	(0.06)	2.19	2.13	-	-	-	12.78	20.00%		5,081	1.31%		N/A	(0.50%	)
9/30/16	13.00	(0.05)	0.87	0.82	(3.17)	(0.00)[d]	(3.17)	10.65	7.78%		1,781	1.32%		N/A	(0.45%	)
9/30/15[i]	14.10	(0.06)	(0.80)	(0.86)	(0.24)	-	(0.24)	13.00	(6.23%	)[b]	438	1.30%	[a]	N/A	(0.54%	)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	(3.65)	-	(3.65)	14.10	4.67%	[b]	105	1.29%	[a]	N/A	(0.62%	)[a]
Class R3
3/31/19[r]	$13.51	$(0.03)	$(1.22)	$(1.25)	$(2.73)	$-	$(2.73)	$9.53	(5.52%	)[b]	$2,719	1.56%	[a]	N/A	(0.64%	)[a]
9/30/18	11.46	(0.10)	3.02	2.92	(0.87)	-	(0.87)	13.51	27.10%		2,622	1.55%		N/A	(0.85%	)
9/30/17	9.57	(0.08)	1.97	1.89	-	-	-	11.46	19.75%		2,199	1.56%		N/A	(0.75%	)
9/30/16	12.02	(0.06)	0.78	0.72	(3.17)	(0.00)[d]	(3.17)	9.57	7.52%		1,254	1.57%		N/A	(0.69%	)
9/30/15[i]	13.09	(0.08)	(0.75)	(0.83)	(0.24)	-	(0.24)	12.02	(6.41%	)[b]	315	1.55%	[a]	N/A	(0.80%	)[a]
12/31/14	16.04	(0.16)	0.86	0.70	(3.65)	-	(3.65)	13.09	5.35%		104	1.66%		1.63%	(1.02%	)
12/31/13	13.27	(0.19)	6.20	6.01	(3.24)	-	(3.24)	16.04	46.43%		571	1.86%		1.79%	(1.16%	)

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.12	$0.15	$(0.68)	$(0.53)	$(0.34)	$(0.22)	$(0.56)	$12.03	(3.63%	)[b]	$51,806	0.34%	[a]	0.25%	[a]	2.57%	[a]
9/30/18	13.40	0.38	(0.05)	0.33	(0.43)	(0.18)	(0.61)	13.12	2.49%		46,834	0.32%		0.25%		2.82%
9/30/17	12.10	0.32	1.80	2.12	(0.61)	(0.21)	(0.82)	13.40	18.96%		39,255	0.31%		0.25%		2.72%
9/30/16	11.68	0.34	0.38	0.72	(0.27)	(0.03)	(0.30)	12.10	6.26%		93,913	0.24%		0.24%	[n]	2.89%
9/30/15[i]	12.20	0.31	(0.83)	(0.52)	-	-	-	11.68	(4.26%	)[b]	278,051	0.29%	[a]	0.25%	[a]	3.22%	[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%	)	213,384	0.26%		0.25%		3.38%
12/31/13	11.80	0.37	2.19	2.56	(0.40)	(0.45)	(0.85)	13.51	22.08%		183,956	0.32%		0.23%		2.87%
Class R5
3/31/19[r]	$13.11	$0.13	$(0.67)	$(0.54)	$(0.32)	$(0.22)	$(0.54)	$12.03	(3.67%	)[b]	$9,747	0.44%	[a]	0.35%	[a]	2.20%	[a]
9/30/18	13.39	0.36	(0.04)	0.32	(0.42)	(0.18)	(0.60)	13.11	2.38%		12,947	0.42%		0.35%		2.69%
9/30/17	12.09	0.26	1.85	2.11	(0.60)	(0.21)	(0.81)	13.39	18.87%		13,724	0.41%		0.35%		2.13%
9/30/16	11.68	0.34	0.36	0.70	(0.26)	(0.03)	(0.29)	12.09	6.11%		32,195	0.34%		0.34%	[n]	2.96%
9/30/15[i]	12.21	0.32	(0.85)	(0.53)	-	-	-	11.68	(4.34%	)[b]	16,010	0.39%	[a]	0.35%	[a]	3.36%	[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%	)	4,052	0.36%		0.34%		4.35%
12/31/13	11.80	0.34	2.20	2.54	(0.39)	(0.45)	(0.84)	13.50	21.95%		10,414	0.42%		0.33%		2.54%
Service Class
3/31/19[r]	$13.05	$0.12	$(0.67)	$(0.55)	$(0.31)	$(0.22)	$(0.53)	$11.97	(3.80%	)[b]	$20,461	0.59%	[a]	0.50%	[a]	2.05%	[a]
9/30/18	13.33	0.31	(0.01)	0.30	(0.40)	(0.18)	(0.58)	13.05	2.26%		27,218	0.57%		0.50%		2.31%
9/30/17	12.05	0.32	1.75	2.07	(0.58)	(0.21)	(0.79)	13.33	18.58%		25,208	0.56%		0.50%		2.62%
9/30/16	11.64	0.32	0.36	0.68	(0.24)	(0.03)	(0.27)	12.05	5.94%		16,897	0.49%		0.49%	[n]	2.79%
9/30/15[i]	12.17	0.29	(0.82)	(0.53)	-	-	-	11.64	(4.35%	)[b]	14,896	0.54%	[a]	0.50%	[a]	3.00%	[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%	)	5,988	0.50%		0.50%	[k]	2.61%
12/31/13	11.80	0.33	2.19	2.52	(0.38)	(0.45)	(0.83)	13.49	21.71%		387	0.57%		0.48%		2.55%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	2%	15%	35%	26%	6%	28%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.03	$0.12	$(0.67)	$(0.55)	$(0.29)	$(0.22)	$(0.51)	$11.97	(3.82%	)[b]	$35,199	0.69%	[a]	0.60%	[a]	2.09%	[a]
9/30/18	13.31	0.31	(0.03)	0.28	(0.38)	(0.18)	(0.56)	13.03	2.15%		38,753	0.67%		0.60%		2.31%
9/30/17	12.03	0.29	1.77	2.06	(0.57)	(0.21)	(0.78)	13.31	18.48%		43,896	0.66%		0.60%		2.39%
9/30/16	11.62	0.32	0.35	0.67	(0.23)	(0.03)	(0.26)	12.03	5.87%		39,646	0.59%		0.59%	[n]	2.72%
9/30/15[i]	12.17	0.28	(0.83)	(0.55)	-	-	-	11.62	(4.52%	)[b]	33,128	0.64%	[a]	0.60%	[a]	2.93%	[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%	)	22,634	0.60%		0.60%	[k]	2.43%
12/31/13	11.80	0.35	2.16	2.51	(0.37)	(0.45)	(0.82)	13.49	21.60%		4,450	0.67%		0.58%		2.67%
Class A
3/31/19[r]	$12.98	$0.11	$(0.67)	$(0.56)	$(0.26)	$(0.22)	$(0.48)	$11.94	(3.91%	)[b]	$22,528	0.94%	[a]	0.85%	[a]	1.92%	[a]
9/30/18	13.27	0.28	(0.03)	0.25	(0.36)	(0.18)	(0.54)	12.98	1.87%		22,344	0.92%		0.85%		2.15%
9/30/17	12.00	0.26	1.76	2.02	(0.54)	(0.21)	(0.75)	13.27	18.16%		18,255	0.91%		0.85%		2.17%
9/30/16	11.59	0.27	0.38	0.65	(0.21)	(0.03)	(0.24)	12.00	5.63%		13,495	0.84%		0.84%	[n]	2.35%
9/30/15[i]	12.16	0.25	(0.82)	(0.57)	-	-	-	11.59	(4.69%	)[b]	12,681	0.89%	[a]	0.85%	[a]	2.65%	[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%	)	7,253	0.86%		0.86%	[k]	2.56%
12/31/13	11.80	0.30	2.16	2.46	(0.34)	(0.45)	(0.79)	13.47	21.32%		3,271	0.97%		0.88%		2.32%
Class R4
3/31/19[r]	$12.92	$0.11	$(0.66)	$(0.55)	$(0.27)	$(0.22)	$(0.49)	$11.88	(3.83%	)[b]	$46,992	0.84%	[a]	0.75%	[a]	1.98%	[a]
9/30/18	13.21	0.30	(0.04)	0.26	(0.37)	(0.18)	(0.55)	12.92	1.95%		48,486	0.82%		0.75%		2.25%
9/30/17	11.96	0.29	1.74	2.03	(0.57)	(0.21)	(0.78)	13.21	18.31%		45,031	0.81%		0.75%		2.39%
9/30/16	11.59	0.32	0.33	0.65	(0.25)	(0.03)	(0.28)	11.96	5.66%		25,933	0.74%		0.74%	[n]	2.74%
9/30/15[i]	12.15	0.19	(0.75)	(0.56)	-	-	-	11.59	(4.69%	)[b]	6,697	0.79%	[a]	0.75%	[a]	2.03%	[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%	)[b]	141	0.75%	[a]	0.75%	[a,k]	2.22%	[a]
Class R3
3/31/19[r]	$12.87	$0.10	$(0.66)	$(0.56)	$(0.24)	$(0.22)	$(0.46)	$11.85	(3.97%	)[b]	$42,406	1.09%	[a]	1.00%	[a]	1.73%	[a]
9/30/18	13.17	0.26	(0.04)	0.22	(0.34)	(0.18)	(0.52)	12.87	1.69%		45,563	1.07%		1.00%		2.01%
9/30/17	11.93	0.25	1.75	2.00	(0.55)	(0.21)	(0.76)	13.17	18.05%		40,921	1.06%		1.00%		2.06%
9/30/16	11.58	0.28	0.34	0.62	(0.24)	(0.03)	(0.27)	11.93	5.44%		24,798	0.99%		0.99%	[n]	2.46%
9/30/15[i]	12.16	0.22	(0.80)	(0.58)	-	-	-	11.58	(4.69%	)[b]	5,031	1.04%	[a]	1.00%	[a]	2.32%	[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%	)[b]	97	1.00%	[a]	1.00%	[a,k]	2.09%	[a]

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.42	$0.04	$(0.53)	$(0.49)	$(0.15)	$(0.78)	$(0.93)	$8.00	(4.18%	)[b]	$312,557	0.93%	[a]	N/A	0.88%	[a]
9/30/18	9.61	0.16	(0.16)	0.00 [d]	(0.19)	-	(0.19)	9.42	(0.02%	)	362,074	0.92%		N/A	1.68%
9/30/17	7.88	0.15	1.76	1.91	(0.18)	-	(0.18)	9.61	24.71%		318,534	0.93%		N/A	1.70%
9/30/16	7.68	0.14	0.19	0.33	(0.13)	-	(0.13)	7.88	4.28%		328,518	0.92%		N/A	1.88%
9/30/15[i]	8.29	0.13	(0.53)	(0.40)	(0.21)	-	(0.21)	7.68	(5.00%	)[b]	290,692	0.93%	[a]	N/A	1.95%	[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	-	(0.21)	8.29	(6.25%	)	305,063	0.97%		0.90%	2.22%
12/31/13	7.57	0.15	1.54	1.69	(0.21)	-	(0.21)	9.05	22.65%		270,927	1.16%		0.85%	1.76%
Class R5
3/31/19[r]	$9.45	$0.03	$(0.52)	$(0.49)	$(0.14)	$(0.78)	$(0.92)	$8.04	(4.19%	)[b]	$119,837	1.03%	[a]	N/A	0.80%	[a]
9/30/18	9.64	0.15	(0.16)	(0.01)	(0.18)	-	(0.18)	9.45	(0.11%	)	134,803	1.02%		N/A	1.54%
9/30/17	7.90	0.13	1.78	1.91	(0.17)	-	(0.17)	9.64	24.64%		154,039	1.03%		N/A	1.52%
9/30/16	7.70	0.13	0.19	0.32	(0.12)	-	(0.12)	7.90	4.15%		138,668	1.02%		N/A	1.71%
9/30/15[i]	8.31	0.12	(0.54)	(0.42)	(0.19)	-	(0.19)	7.70	(5.13%	)[b]	161,529	1.03%	[a]	N/A	1.85%	[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	-	(0.18)	8.31	(6.40%	)	164,096	1.13%		1.05%	2.18%
12/31/13	7.58	0.12	1.55	1.67	(0.19)	-	(0.19)	9.06	22.39%		191,060	1.44%		1.13%	1.41%
Service Class
3/31/19[r]	$9.39	$0.03	$(0.52)	$(0.49)	$(0.13)	$(0.78)	$(0.91)	$7.99	(4.23%	)[b]	$37,905	1.13%	[a]	N/A	0.73%	[a]
9/30/18	9.58	0.14	(0.16)	(0.02)	(0.17)	-	(0.17)	9.39	(0.22%	)	39,149	1.12%		N/A	1.45%
9/30/17	7.86	0.11	1.77	1.88	(0.16)	-	(0.16)	9.58	24.39%		45,240	1.13%		N/A	1.26%
9/30/16	7.66	0.12	0.19	0.31	(0.11)	-	(0.11)	7.86	4.07%		69,873	1.12%		N/A	1.63%
9/30/15[i]	8.26	0.11	(0.52)	(0.41)	(0.19)	-	(0.19)	7.66	(5.10%	)[b]	77,184	1.13%	[a]	N/A	1.74%	[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	-	(0.17)	8.26	(6.52%	)	76,131	1.21%		1.13%	1.95%
12/31/13	7.54	0.12	1.54	1.66	(0.19)	-	(0.19)	9.01	22.27%		83,580	1.49%		1.18%	1.41%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	13%	46%	29%	38%	39%	42%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$9.46	$0.02	$(0.51)	$(0.49)	$(0.12)	$(0.78)	$(0.90)	$8.07	(4.23%	)[b]	$23,201	1.23%	[a]	N/A	0.54%	[a]
9/30/18	9.65	0.13	(0.16)	(0.03)	(0.16)	-	(0.16)	9.46	(0.33%	)	31,199	1.22%		N/A	1.31%
9/30/17	7.92	0.12	1.76	1.88	(0.15)	-	(0.15)	9.65	24.22%		40,543	1.23%		N/A	1.40%
9/30/16	7.72	0.12	0.18	0.30	(0.10)	-	(0.10)	7.92	3.93%		37,189	1.22%		N/A	1.54%
9/30/15[i]	8.32	0.11	(0.52)	(0.41)	(0.19)	-	(0.19)	7.72	(5.08%	)[b]	35,607	1.23%	[a]	N/A	1.70%	[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	-	(0.18)	8.32	(6.59%	)	29,655	1.29%		1.22%	1.90%
12/31/13	7.60	0.11	1.54	1.65	(0.16)	-	(0.16)	9.09	22.02%		26,362	1.54%		1.23%	1.35%
Class A
3/31/19[r]	$9.25	$0.01	$(0.50)	$(0.49)	$(0.09)	$(0.78)	$(0.87)	$7.89	(4.36%	)[b]	$32,695	1.48%	[a]	N/A	0.33%	[a]
9/30/18	9.44	0.11	(0.16)	(0.05)	(0.14)	-	(0.14)	9.25	(0.60%	)	41,179	1.47%		N/A	1.11%
9/30/17	7.75	0.09	1.73	1.82	(0.13)	-	(0.13)	9.44	23.89%		49,218	1.48%		N/A	1.09%
9/30/16	7.55	0.10	0.18	0.28	(0.08)	-	(0.08)	7.75	3.73%		58,816	1.47%		N/A	1.31%
9/30/15[i]	8.14	0.09	(0.52)	(0.43)	(0.16)	-	(0.16)	7.55	(5.39%	)[b]	58,523	1.48%	[a]	N/A	1.40%	[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	-	(0.15)	8.14	(6.80%	)	60,890	1.55%		1.47%	1.72%
12/31/13	7.45	0.09	1.52	1.61	(0.17)	-	(0.17)	8.89	21.86%		60,251	1.79%		1.48%	1.08%
Class R4
3/31/19[r]	$9.10	$0.02	$(0.50)	$(0.48)	$(0.12)	$(0.78)	$(0.90)	$7.72	(4.35%	)[b]	$14,814	1.38%	[a]	N/A	0.56%	[a]
9/30/18	9.30	0.12	(0.16)	(0.04)	(0.16)	-	(0.16)	9.10	(0.48%	)	12,903	1.37%		N/A	1.23%
9/30/17	7.64	0.10	1.70	1.80	(0.14)	-	(0.14)	9.30	24.05%		7,779	1.38%		N/A	1.26%
9/30/16	7.47	0.12	0.16	0.28	(0.11)	-	(0.11)	7.64	3.79%		6,660	1.37%		N/A	1.57%
9/30/15[i]	8.09	0.08	(0.49)	(0.41)	(0.21)	-	(0.21)	7.47	(5.24%	)[b]	3,422	1.38%	[a]	N/A	1.28%	[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	-	(0.21)	8.09	(5.81%	)[b]	94	1.37%	[a]	N/A	1.63%	[a]
Class R3
3/31/19[r]	$9.17	$0.01	$(0.50)	$(0.49)	$(0.09)	$(0.78)	$(0.87)	$7.81	(4.39%	)[b]	$4,170	1.63%	[a]	N/A	0.26%	[a]
9/30/18	9.37	0.10	(0.17)	(0.07)	(0.13)	-	(0.13)	9.17	(0.75%	)	3,947	1.62%		N/A	1.08%
9/30/17	7.70	0.08	1.72	1.80	(0.13)	-	(0.13)	9.37	23.73%		3,267	1.63%		N/A	1.00%
9/30/16	7.52	0.09	0.18	0.27	(0.09)	-	(0.09)	7.70	3.63%		1,918	1.62%		N/A	1.25%
9/30/15[i]	8.15	0.10	(0.55)	(0.45)	(0.18)	-	(0.18)	7.52	(5.60%	)[b]	1,257	1.63%	[a]	N/A	1.51%	[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	-	-	-	8.15	(6.96%	)	182	1.82%		1.69%	2.02%
12/31/13	7.37	0.06	1.51	1.57	(0.18)	-	(0.18)	8.76	21.53%		732	2.09%		1.78%	0.79%

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.70	$0.07	$(0.36)	$(0.29)	$(0.14)	$-	$(0.14)	$9.27	(2.85%	)[b]	$1,018,685	0.77%	[a]	0.67%	[a]	1.61%	[a]
9/30/18[g]	10.00	0.19	(0.49)	(0.30)	-	-	-	9.70	(3.00%	)[b]	809,616	0.89%	[a]	0.67%	[a]	3.03%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	16%	24%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the Securities and Exchange Commission (“SEC”), the presentation of certain disclosures within the Statements of Assets and Liabilities and the Statements of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statements of Assets and Liabilities. Adjustments to the Statements of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

	Total Return Bond Fund	Strategic Bond Fund	Diversified Value Fund	Fundamental Value Fund	S&P 500 Index Fund	Equity Opportunities Fund	Fundamental Growth Fund
Distributions to shareholders
From net investment income:
Class I	$(10,129,905)	$(4,008,676)	$(3,740,981)	$(10,584,244)	$(9,519,915)	$(5,222,510)	$(648,468)
Class R5	(1,828,232)	(1,629,063)	(1,186,392)	(5,920,618)	(15,025,637)	(4,149,326)	(198,633)
Service Class	(4,108,576)	(1,416,176)	(265,749)	(898,933)	(9,540,710)	(1,226,292)	(59,988)
Administrative Class	(1,497,295)	(1,463,320)	(105,918)	(1,318,304)	(10,684,609)	(1,573,641)	(67,496)
Class A	(107,308)	(981,391)	(295,492)	(1,142,928)	(523,449)	(1,600,242)	(59,160)
Class R4	(4,386,331)	(1,306,810)	(31,688)	(231,123)	(11,210,226)	(167,751)	(14,802)
Class R3	(659,012)	(297,064)	(38,914)	(29,866)	(3,589,039)	(39,794)	(8,673)

Total distributions from net investment income	(22,716,659)	(11,102,500)	(5,665,134)	(20,126,016)	(60,093,585)	(13,979,556)	(1,057,220)

From net realized gains:
Class I	-	-	(42,177,765)	(84,546,636)	(78,760,898)	(67,494,670)	(4,966,411)
Class R5	-	-	(13,939,265)	(50,312,508)	(130,345,200)	(56,306,266)	(1,711,532)
Service Class	-	-	(3,280,384)	(8,281,277)	(89,585,182)	(17,606,592)	(583,859)
Administrative Class	-	-	(1,416,131)	(12,813,571)	(104,598,008)	(23,608,751)	(763,451)
Class A	-	-	(4,398,503)	(14,462,182)	(5,690,948)	(28,915,457)	(1,127,720)
Class R4	-	-	(405,559)	(2,395,682)	(120,745,244)	(2,646,060)	(192,877)
Class R3	-	-	(593,679)	(388,984)	(40,854,205)	(840,869)	(179,443)

Total distributions from net realized gains	-	-	(66,211,286)	(173,200,840)	(570,579,685)	(197,418,665)	(9,525,293)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$16,964,101	$12,241,682	$5,489,992	$15,301,770	$37,909,528	$6,505,964	$244,985

	Blue Chip Growth Fund	Growth Opportunities Fund	Mid-Cap Value Fund	Small Cap Value Equity Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund
Distributions to shareholders
From net investment income:
Class I	$(6,513,541)	$-	$(1,070,292)	$(562,600)	$(760,738)	$(614,247)	$(674,658)
Class R5	(2,074,950)	-	(93,558)	(183,081)	(468,064)	(275,081)	(195,033)
Service Class	(507,815)	-	(24,534)	(28,080)	(50,922)	(244,777)	(193,776)
Administrative Class	(713,806)	-	(8,550)	(1,310)	(56,712)	(527,517)	(482,561)
Class A	(31,371)	-	(17,922)	(2,593)	(32,516)	(201,352)	(165,930)
Class R4	(176,175)	-	(1,271)	(7,406)	(1,693)	(1,017,937)	(545,507)
Class R3	(16,966)	-	(2,931)	-	(331)	(874,480)	(399,479)

Total distributions from net investment income	(10,034,624)	-	(1,219,058)	(785,070)	(1,370,976)	(3,755,391)	(2,656,944)

From net realized gains:
Class I	(46,541,193)	(45,787,023)	(10,585,212)	(12,017,872)	(18,973,212)	(2,842,841)	(4,675,930)
Class R5	(17,828,524)	(20,915,820)	(999,896)	(4,839,792)	(13,973,388)	(1,397,364)	(1,459,556)
Service Class	(5,476,144)	(9,706,877)	(282,497)	(970,089)	(1,936,267)	(1,435,691)	(1,661,617)
Administrative Class	(10,551,161)	(9,696,696)	(108,764)	(593,654)	(2,563,584)	(3,431,752)	(4,547,577)
Class A	(6,397,491)	(9,844,285)	(287,062)	(1,281,258)	(4,170,371)	(1,995,085)	(2,127,290)
Class R4	(3,322,546)	(1,990,343)	(18,406)	(370,882)	(97,283)	(7,184,206)	(5,645,692)
Class R3	(1,935,267)	(140,948)	(47,083)	(141,745)	(37,315)	(8,008,247)	(5,246,041)

Total distributions from net realized gains	(92,052,326)	(98,081,992)	(12,328,920)	(20,215,292)	(41,751,420)	(26,295,186)	(25,363,703)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$(270,290)	$(189,804)	$775,069	$239,262	$380,185	$3,250,849	$1,438,932

Notes to Financial Statements (Unaudited) (Continued)

	Mid Cap Growth Fund	Small Cap Growth Equity Fund	MSCI EAFE International Index Fund	Overseas Fund	MM Select T. Rowe Price International Equity Fund
Distributions to shareholders
From net investment income:
Class I	$-	$-	$(1,285,257)	$(5,991,661)	$-
Class R5	-	-	(415,998)	(2,868,140)	-
Service Class	-	-	(777,927)	(811,229)	-
Administrative Class	-	-	(1,269,039)	(648,222)	-
Class A	-	-	(509,699)	(717,837)	-
Class R4	-	-	(1,221,950)	(181,675)	-
Class R3	-	-	(1,066,650)	(43,251)	-

Total distributions from net investment income	-	-	(6,546,520)	(11,262,015)	-

From net realized gains:
Class I	(210,263,356)	(16,698,170)	(540,623)	-	-
Class R5	(75,022,880)	(6,280,358)	(180,931)	-	-
Service Class	(17,313,004)	(1,941,712)	(352,105)	-	-
Administrative Class	(22,936,108)	(1,858,860)	(597,268)	-	-
Class A	(18,966,860)	(2,268,715)	(257,531)	-	-
Class R4	(9,838,503)	(817,599)	(602,369)	-	-
Class R3	(2,328,583)	(178,364)	(564,166)	-	-

Total distributions from net realized gains	(356,669,294)	(30,043,778)	(3,094,993)	-	-

Accumulated undistributed (distributions in excess of) net investment income at end of year	$(4,008,823)	$(149,416)	$4,311,036	$7,504,454	$12,634,553

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations

Notes to Financial Statements (Unaudited) (Continued)

or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Fundamental Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2019. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$8,918,192	$-	$8,918,192
Corporate Debt	-	228,812,690	-	228,812,690
Municipal Obligations	-	14,996,148	-	14,996,148
Non-U.S. Government Agency Obligations	-	126,797,740	-	126,797,740
Sovereign Debt Obligations	-	1,230,433	-	1,230,433
U.S. Government Agency Obligations and Instrumentalities	-	271,289,284	-	271,289,284
U.S. Treasury Obligations	-	237,843,406	-	237,843,406
Mutual Funds	3,244,060	-	-	3,244,060
Short-Term Investments	-	61,961,528	-	61,961,528

Total Investments	$3,244,060	$951,849,421	$-	$955,093,481

Asset Derivatives
Futures Contracts	$1,236,943	$-	$-	$1,236,943
Swap Agreements	-	729,429	-	729,429

Total	$1,236,943	$729,429	$-	$1,966,372

Liability Derivatives
Futures Contracts	$(155,155)	$-	$-	$(155,155)
Swap Agreements	-	(711,748)	-	(711,748)

Total	$(155,155)	$(711,748)	$-	$(866,903)

Strategic Bond Fund
Asset Investments
Preferred Stock	$127,178	$-	$-	$127,178
Bank Loans	-	15,293,711	-	15,293,711
Corporate Debt	-	209,183,279	-	209,183,279
Municipal Obligations	-	188,040	-	188,040
Non-U.S. Government Agency Obligations	-	67,923,073	-	67,923,073

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Strategic Bond Fund (Continued)
Asset Investments (Continued)
Sovereign Debt Obligations	$-	$43,235,665	$-		$43,235,665
U.S. Government Agency Obligations and Instrumentalities	-	226,855,804	-		226,855,804
U.S. Treasury Obligations	-	119,458,249	-		119,458,249
Purchased Options	186,164	228,775	-		414,939
Mutual Funds	1,658,715	-	-		1,658,715
Short-Term Investments	-	72,431,751	-		72,431,751

Total Investments	$1,972,057	$754,798,347	$-		$756,770,404

Asset Derivatives
Forward Contracts	$-	$710,658	$-		$710,658
Futures Contracts	4,017,131	-	-		4,017,131
Swap Agreements	-	3,232,813	-		3,232,813

Total	$4,017,131	$3,943,471	$-		$7,960,602

Liability Derivatives
Forward Contracts	$-	$(1,632,584)	$-		$(1,632,584)
Futures Contracts	(2,917,376)	-	-		(2,917,376)
Swap Agreements	-	(3,918,515)	-		(3,918,515)
Written Options	(500,508)	(8,987)	-		(509,495)

Total	$(3,417,884)	$(5,560,086)	$-		$(8,977,970)

Diversified Value Fund
Asset Investments
Common Stock	$380,926,652	$6,651,323 *	$-		$387,577,975
Preferred Stock	4,574,156	-	-		4,574,156
Rights	-	-	-	+**	-
Corporate Debt	-	483,893	-		483,893
Mutual Funds	3,416,961	-	-		3,416,961
Short-Term Investments	1,027	7,959,790	-		7,960,817

Total Investments	$388,918,796	$15,095,006	$-		$404,013,802

S&P 500 Index Fund
Asset Investments
Common Stock	$3,227,823,707	$-	$-		$3,227,823,707
Mutual Funds	643,005	-	-		643,005
Short-Term Investments	-	48,258,869	-		48,258,869

Total Investments	$3,228,466,712	$48,258,869	$-		$3,276,725,581

Asset Derivatives
Futures Contracts	$1,058,400	$-	$-		$1,058,400

Equity Opportunities Fund
Asset Investments
Common Stock	$581,818,017	$29,031,456 *	$-		$610,849,473
Preferred Stock	5,927,894	-	-		5,927,894
Corporate Debt	-	632,618	-		632,618
Mutual Funds	123,088	-	-		123,088
Short-Term Investments	1,031	15,005,888	-		15,006,919

Total Investments	$587,870,030	$44,669,962	$-		$632,539,992

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Fundamental Growth Fund
Asset Investments
Common Stock	$134,865,316	$1,396,615	*	$-		$136,261,931
Short-Term Investments	-	977,189		-		977,189

Total Investments	$134,865,316	$2,373,804		$-		$137,239,120

Blue Chip Growth Fund
Asset Investments
Common Stock	$2,996,843,019	$76,733,594	*	$3,358,253	**	$3,076,934,866
Mutual Funds	3,005,173	-		-		3,005,173
Short-Term Investments	1,053	6,966,350		-		6,967,403

Total Investments	$2,999,849,245	$83,699,944		$3,358,253		$3,086,907,442

Mid-Cap Value Fund
Asset Investments
Common Stock	$80,171,498	$4,951,671	*	$-		$85,123,169
Mutual Funds	3,314,234	-		-		3,314,234
Short-Term Investments	-	1,995,246		-		1,995,246

Total Investments	$83,485,732	$6,946,917		$-		$90,432,649

Asset Derivatives
Forward Contracts	$-	$47,799		$-		$47,799

Liability Derivatives
Forward Contracts	$-	$(1,737)		$-		$(1,737)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$105,981,112	$2,168,525	*	$-	+**	$108,149,637
Mutual Funds	101,250	-		-		101,250
Short-Term Investments	-	6,538,326		-		6,538,326

Total Investments	$106,082,362	$8,706,851		$-		$114,789,213

Small Company Value Fund
Asset Investments
Common Stock	$203,101,411	$-		$-	+**	$203,101,411
Mutual Funds	5,051,774	-		-		5,051,774
Short-Term Investments	1,551	5,979,540		-		5,981,091

Total Investments	$208,154,736	$5,979,540		$-		$214,134,276

Asset Derivatives
Futures Contracts	$12,390	$-		$-		$12,390

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$463,030,319	$-		$-		$463,030,319
Mutual Funds	7,860,423	-		-		7,860,423
Short-Term Investments	-	6,996,933		-		6,996,933

Total Investments	$470,890,742	$6,996,933		$-		$477,887,675

Asset Derivatives
Futures Contracts	$91,289	$-		$-		$91,289

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$304,908,896	$-	$-	+**	$304,908,896
Rights	-	-	12,469	**	12,469
Mutual Funds	16,412,039	-	-		16,412,039
Short-Term Investments	-	4,193,730	-		4,193,730

Total Investments	$321,320,935	$4,193,730	$12,469		$325,527,134

Asset Derivatives
Futures Contracts	$762	$-	$-		$762

Mid Cap Growth Fund
Asset Investments
Common Stock	$7,913,971,389	$-	$9,802,600	**	$7,923,773,989
Preferred Stock	-	-	20,221,334	**	20,221,334
Mutual Funds	39,229,477	-	-		39,229,477
Short-Term Investments	150,635,371	237,766,027	-		388,401,398

Total Investments	$8,103,836,237	$237,766,027	$30,023,934		$8,371,626,198

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$522,920,851	$-	$816,619	**	$523,737,469
Preferred Stock	-	-	1,310,907	**	1,310,907
Mutual Funds	15,453,685	-	-		15,453,686
Short-Term Investments	-	13,615,605	-		13,615,605

Total Investments	$538,374,536	$13,615,605	$2,127,526		$554,117,667

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$15,247,271	$-		$15,247,271
Austria	-	532,053	-		532,053
Belgium	-	2,238,894	-		2,238,894
Bermuda	-	789,603	-		789,603
Cayman Islands	161,917	1,522,360	-		1,684,277
Denmark	-	3,968,167	-		3,968,167
Finland	-	2,656,007	-		2,656,007
France	271,145	22,961,167	-		23,232,312
Germany	56,835	17,665,063	-		17,721,898
Hong Kong	-	6,699,139	-		6,699,139
Ireland	-	1,436,479	-		1,436,479
Israel	586,757	633,430	-		1,220,187
Italy	-	4,280,113	-		4,280,113
Japan	-	53,377,229	-		53,377,229
Luxembourg	-	711,755	-		711,755
Mauritius	-	24,376	-		24,376
Netherlands	959,869	9,163,650	-		10,123,519
New Zealand	-	556,029	-		556,029
Norway	-	1,602,510	-		1,602,510
Papua New Guinea	-	127,465	-		127,465
Portugal	-	352,106	-	+**	352,106

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Singapore	$-	$2,949,892	$-	$2,949,892
Spain	-	6,650,413	-	6,650,413
Sweden	-	5,430,375	-	5,430,375
Switzerland	-	19,953,702	-	19,953,702
United Kingdom	173,070	37,688,778	-	37,861,848
Preferred Stock*
Germany	-	1,123,552	-	1,123,552
Italy	-	56,391	-	56,391
Mutual Funds	6,792,245	-	-	6,792,245
Short-Term Investments	-	3,815,270	-	3,815,270

Total Investments	$9,001,838	$224,213,239	$-	$233,215,077

Asset Derivatives
Forward Contracts	$-	$8,251	$-	$8,251
Futures Contracts	82,084	-	-	82,084

Total	$82,084	$8,251	$-	$90,335

Liability Derivatives
Forward Contracts	$-	$(26,151)	$-	$(26,151)
Futures Contracts	(5,188)	-	-	(5,188)

Total	$(5,188)	$(26,151)	$-	$(31,339)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$6,062,211	$-	$6,062,211
Belgium	-	4,740,645	-	4,740,645
Brazil	1,879,410	-	-	1,879,410
Canada	14,537,971	-	-	14,537,971
Cayman Islands	4,742,899	-	-	4,742,899
Denmark	-	8,739,282	-	8,739,282
France	-	76,219,632	-	76,219,632
Germany	-	65,402,132	-	65,402,132
Hong Kong	-	10,184,937	-	10,184,937
India	-	10,688,737	-	10,688,737
Indonesia	-	2,736,269	-	2,736,269
Ireland	8,492,127	2,220,456	-	10,712,583
Israel	4,123,321	-	-	4,123,321
Italy	-	14,170,857	-	14,170,857
Japan	-	56,490,229	-	56,490,229
Mexico	1,901,214	-	-	1,901,214
Netherlands	-	29,829,638	-	29,829,638
Republic of Korea	-	6,010,861	-	6,010,861
Singapore	-	4,248,703	-	4,248,703
South Africa	-	4,487,660	-	4,487,660
Spain	-	5,897,894	-	5,897,894
Sweden	-	16,993,486	-	16,993,486
Switzerland	-	62,548,934	-	62,548,934
Taiwan	4,754,719	2,559,979	-	7,314,698

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
United Kingdom	$4,823,618	$90,606,633	$-	$95,430,251
United States	5,553,840	-	-	5,553,840
Mutual Funds	10,127,027	-	-	10,127,027
Short-Term Investments	-	10,227,333	-	10,227,333

Total Investments	$60,936,146	$491,066,508	$-	$552,002,654

Asset Derivatives
Forward Contracts	$-	$193,440	$-	$193,440

Liability Derivatives
Forward Contracts	$-	$(23,536)	$-	$(23,536)

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$339,220	$-	$-	$339,220
Australia	-	34,461,080	-	34,461,080
Austria	-	5,157,552	-	5,157,552
Belgium	-	6,463,331	-	6,463,331
Bermuda	6,019,367	4,690,870	-	10,710,237
Brazil	13,114,380	-	-	13,114,380
British Virgin Islands	-	816,624	-	816,624
Canada	34,681,352	-	-	34,681,352
Cayman Islands	32,695,256	31,128,157	-	63,823,413
Chile	2,778,426	-	-	2,778,426
China	-	21,275,495	-	21,275,495
Colombia	585,068	-	-	585,068
Czech Republic	-	517,336	-	517,336
Denmark	-	4,169,667	-	4,169,667
Finland	-	7,203,973	-	7,203,973
France	1,465,725	67,214,774	-	68,680,499
Germany	-	63,602,675	-	63,602,675
Hong Kong	-	22,332,737	-	22,332,737
Hungary	-	2,126,160	-	2,126,160
India	15,626,415	5,944,770	-	21,571,185
Indonesia	-	10,980,578	-	10,980,578
Ireland	1,161,720	4,253,915	-	5,415,635
Italy	-	8,784,602	-	8,784,602
Japan	835,618	153,557,321	-	154,392,939
Luxembourg	1,879,482	987,961	-	2,867,443
Mexico	2,471,428	-	-	2,471,428
Netherlands	9,398,016	30,152,367	-	39,550,383
Norway	-	7,817,455	-	7,817,455
Philippines	-	5,113,225	-	5,113,225
Portugal	-	7,928,954	-	7,928,954
Republic of Korea	1,590,690	34,280,418	-	35,871,108
Russia	-	6,734,772	-	6,734,772
Saudi Arabia	-	2,657,253	-	2,657,253
Singapore	-	7,751,747	-	7,751,747

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
South Africa	$363,319	$22,233,862	$-	$22,597,181
Spain	976,240	9,457,514	-	10,433,754
Sweden	-	14,492,407	-	14,492,407
Switzerland	-	66,457,404	-	66,457,404
Taiwan	4,860,109	27,773,626	-	32,633,735
Thailand	5,808,729	-	-	5,808,729
Turkey	-	715,609	-	715,609
United Arab Emirates	-	3,479,017	-	3,479,017
United Kingdom	24,652,219	95,518,717	-	120,170,936
United States	14,483,643	1,525,767	-	16,009,410
Preferred Stock*
Brazil	9,042,569	-	-	9,042,569
Germany	-	534,438	-	534,438
Italy	-	800,622	-	800,622
Republic of Korea	-	1,720,043	-	1,720,043
Mutual Funds	19,160,015	-	-	19,160,015
Short-Term Investments	23,526,398	1,109,451	-	24,635,849

Total Investments	$227,515,404	$803,924,246	$-	$1,031,439,650

Liability Derivatives
Forward Contracts	$-	$(4,735)	$-	$(4,735)
Written Options	-	(17,472)	-	(17,472)

Total	$-	$(22,207)	$-	$(22,207)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

+	Represents a security at $0 value as of March 31, 2019.

The following tables show Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2019.

Statements of Assets and Liabilities locations	Total Return Bond Fund	Strategic Bond Fund	MSCI EAFE International Index Fund

Receivables from:
Investments sold on a when-issued basis	X	X
Collateral pledged for open futures and option contracts		X
Collateral pledged for open futures contracts			X
Collateral pledged for open swap agreements	X	X
Collateral pledged for open forward contracts		X

Payables for:
Investments purchased on a when-issued basis	X	X
Due to custodian		X
Securities on loan	X	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities locations	Diversified Value Fund	S&P 500 Index Fund	Equity Opportunities Fund	Blue Chip Growth Fund	Mid-Cap Value Fund	Small Cap Value Equity Fund	Small Company Value Fund
Payables for:
Securities on loan	X	X	X	X	X	X	X

Statements of Assets and Liabilities locations	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Overseas Fund	MM Select T. Rowe Price International Equity Fund
Payables for:
Securities on loan	X	X	X	X	X	X

The Funds, with the exception of the Strategic Bond Fund, MSCI EAFE International Index Fund, and Overseas Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019. The Strategic Bond Fund, MSCI EAFE International Index Fund, and Overseas Fund had transfers between Levels of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2019, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund	MM Select T. Rowe Price International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A		A
Directional Exposures to Currencies	M	A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	M	A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A
Duration Management	A	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund	MM Select T. Rowe Price International Equity Fund
Credit Default Swaps (Protection Seller) (Continued)
Income		M
Substitution for Direct Investment		M

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M
Directional Investment		M

Options (Written)
Hedging/Risk Management		A		M
Duration/Credit Quality Management		A
Income		M		A
Substitution for Direct Investment		M		A
Directional Investment		M

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2019, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$1,236,943	$1,236,943
Swap Agreements^^,^^^	-	-	-	729,429	729,429

Total Value	$-	$-	$-	$1,966,372	$1,966,372

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund (Continued)
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(155,155)	$(155,155)
Swap Agreements^^,^^^	-	-	-	(711,748)	(711,748)

Total Value	$-	$-	$-	$(866,903)	$(866,903)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$234,519	$-	$234,519
Futures Contracts	-	-	-	1,315,819	1,315,819

Total Realized Gain (Loss)	$-	$-	$234,519	$1,315,819	$1,550,338

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(467,849)	$-	$(467,849)
Futures Contracts	-	-	-	2,019,578	2,019,578
Swap Agreements	-	-	-	17,681	17,681

Total Change in Appreciation (Depreciation)	$-	$-	$(467,849)	$2,037,259	$1,569,410

Strategic Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$186,164	$186,164
Purchased Options*,^^^	-	-	228,775	-	228,775
Forward Contracts*	-	-	710,658	-	710,658
Futures Contracts^^	-	-	8,488	4,008,643	4,017,131
Swap Agreements*	-	-	-	523,475	523,475
Swap Agreements^^,^^^	1,955,147	-	-	754,191	2,709,338

Total Value	$1,955,147	$-	$947,921	$5,472,473	$8,375,541

Liability Derivatives
Forward Contracts^	$-	$-	$(1,632,584)	$-	$(1,632,584)
Futures Contracts^^	-	-	-	(2,917,376)	(2,917,376)
Swap Agreements^^,^^^	-	-	-	(3,918,515)	(3,918,515)
Written Options^	-	-	-	(500,508)	(500,508)
Written Options^,^^^	-	-	(8,987)	-	(8,987)

Total Value	$-	$-	$(1,641,571)	$(7,336,399)	$(8,977,970)

Realized Gain (Loss)#
Purchased Options	$-	$-	$(303,241)	$(2,686,306)	$(2,989,547)
Forward Contracts	-	-	115,656	-	115,656
Futures Contracts	-	-	27,955	(1,610,644)	(1,582,689)
Swap Agreements	1,277,346	-	-	339,824	1,617,170
Written Options	-	-	74,728	3,507,461	3,582,189

Total Realized Gain (Loss)	$1,277,346	$-	$(84,902)	$(449,665)	$742,779

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(105,031)	$184,238	$79,207
Forward Contracts	-	-	282,989	-	282,989
Futures Contracts	-	-	7,839	1,958,017	1,965,856
Swap Agreements	178,480	-	-	(864,549)	(686,069)
Written Options	-	-	75,623	(414,500)	(338,877)

Total Change in Appreciation (Depreciation)	$178,480	$-	$261,420	$863,206	$1,303,106

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$-	$1,058,400	$-	$-	$1,058,400

Realized Gain (Loss)#
Futures Contracts	$-	$(4,363,378)	$-	$-	$(4,363,378)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$665,217	$-	$-	$665,217

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$47,799	$-	$47,799

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(1,737)	$-	$(1,737)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$194,849	$-	$194,849

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$10,461	$-	$10,461

Small Company Value Fund
Asset Derivatives
Futures Contracts^^	$-	$12,390	$-	$-	$12,390

Realized Gain (Loss)#
Futures Contracts	$-	$(170,759)	$-	$-	$(170,759)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$31,054	$-	$-	$31,054

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$91,289	$-	$-	$91,289

Realized Gain (Loss)#
Futures Contracts	$-	$(745,470)	$-	$-	$(745,470)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$206,932	$-	$-	$206,932

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$762	$-	$-	$762

Realized Gain (Loss)#
Futures Contracts	$-	$424,231	$-	$-	$424,231

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$52,005	$-	$-	$52,005

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$-	$-	$8,251	$-	$8,251
Futures Contracts^^	-	82,084	-	-	82,084

Total Value	$-	$82,084	$8,251	$-	$90,335

Liability Derivatives
Forward Contracts^	$-	$-	$(26,151)	$-	$(26,151)
Futures Contracts^^	-	(5,188)	-	-	(5,188)

Total Value	$-	$(5,188)	$(26,151)	$-	$(31,339)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(83,389)	$-	$(83,389)
Futures Contracts	-	186,923	-	-	186,923

Total Realized Gain (Loss)	$-	$186,923	$(83,389)	$-	$103,534

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$8,428	$-	$8,428
Futures Contracts	-	(120,337)	-	-	(120,337)

Total Change in Appreciation (Depreciation)	$-	$(120,337)	$8,428	$-	$(111,909)

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$-	$193,440	$-	$193,440

Liability Derivatives
Forward Contracts^	$-	$-	$(23,536)	$-	$(23,536)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$124,296	$-	$124,296

MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Forward Contracts^	$-	$-	$(4,735)	$-	$(4,735)
Written Options^	-	(17,472)	-	-	(17,472)

Total Value	$-	$(17,472)	$(4,735)	$-	$(22,207)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$39,130	$-	$39,130
Written Options	-	19,629	-	-	19,629

Total Realized Gain (Loss)	$-	$19,629	$39,130	$-	$58,759

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(29,255)	$-	$(29,255)
Written Options	-	(7,821)	-	-	(7,821)

Total Change in Appreciation (Depreciation)	$-	$(7,821)	$(29,255)	$-	$(37,076)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents exchange-traded purchased options, forward contracts, centrally cleared swaps, or exchange-traded written options, which are not subject to a master netting agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

The Overseas Fund had no realized gain (loss) on forward contracts during the period ended March 31, 2019.

For the period ended March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,348	$6,279,865	$64,680,000	-	$-	-	$-
Strategic Bond Fund	5,104	102,337,588	1,051,699,933	18,896,665	6,270,000	5,371,667	6,270,000
S&P 500 Index Fund	415	-	-	-	-	-	-
Mid-Cap Value Fund	-	5,708,166	-	-	-	-	-
Small Company Value Fund	21	-	-	-	-	-	-
S&P Mid Cap Index Fund	53	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	92	-	-	-	-	-	-
MSCI EAFE International Index Fund	99	5,607,510	-	-	-	-	-
Overseas Fund	-	5,096,180	-	-	-	-	-
MM Select T. Rowe Price International Equity Fund	-	1,217,193	-	-	-	91	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2019.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Strategic Bond Fund
Barclays Bank PLC	$109,366	$(109,366)	$-	$-
Citibank N.A.	1,124,767	(870,848)	(253,919)	-
Goldman Sachs & Co.	228,775	(8,987)	(219,788)	-

	$1,462,908	$(989,201)	$(473,707)	$-

MSCI EAFE International Index Fund
Bank of New York Mellon	$96	$(96)	$-	$-
Citibank N.A.	6,515	(6,515)	-	-
Goldman Sachs & Co.	526	-	-	526
Morgan Stanley & Co. LLC	874	(874)	-	-
Societe Generale	240	(240)	-	-

	$8,251	$(7,725)	$-	$526

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Overseas Fund
State Street Bank and Trust Co.	$193,440	$(23,536)	$-	$169,904

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Strategic Bond Fund
Barclays Bank PLC	$(761,736)	$109,366	$570,000	$(82,370)
Citibank N.A.	(870,848)	870,848	-	-
Goldman Sachs & Co.	(8,987)	8,987	-	-

	$(1,641,571)	$989,201	$570,000	$(82,370)

MSCI EAFE International Index Fund
Bank of New York Mellon	$(2,095)	$96	$-	$(1,999)
Citibank N.A.	(10,505)	6,515	-	(3,990)
Morgan Stanley & Co. LLC	(11,422)	874	-	(10,548)
Societe Generale	(2,129)	240	-	(1,889)

	$(26,151)	$7,725	$-	$(18,426)

Overseas Fund
State Street Bank and Trust Co.	$(23,536)	$23,536	$-	$-

MM Select T. Rowe Price International Equity Fund
Goldman Sachs International	$(21,215)	$-	$-	$(21,215)
JP Morgan Chase Bank N.A.	(992)	-	-	(992)

	$(22,207)	$-	$-	$(22,207)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline

Notes to Financial Statements (Unaudited) (Continued)

in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the

Notes to Financial Statements (Unaudited) (Continued)

position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Financial Statements (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Financial Statements (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2019.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2019, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Total Return Bond Fund	$49,149	$7,367	$41,782
Strategic Bond Fund	8,331	1,254	7,077
Diversified Value Fund	3,291	494	2,797
Fundamental Value Fund	18	3	15
S&P 500 Index Fund	3,665	550	3,115
Equity Opportunities Fund	4,700	1,068	3,632
Fundamental Growth Fund	6,409	585	5,824
Blue Chip Growth Fund	1,156	173	983
Growth Opportunities Fund	3,375	507	2,868
Mid-Cap Value Fund	2,767	416	2,351
Small Cap Value Equity Fund	1,982	298	1,684
Small Company Value Fund	60,072	9,021	51,051
S&P Mid Cap Index Fund	68,307	10,244	58,063
Russell 2000 Small Cap Index Fund	178,247	26,872	151,375
Mid Cap Growth Fund	674,755	101,213	573,542
Small Cap Growth Equity Fund	56,811	8,539	48,272
MSCI EAFE International Index Fund	26,732	3,947	22,785
Overseas Fund	63,160	9,511	53,649
MM Select T. Rowe Price International Equity Fund	61,445	9,484	51,961

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the

Notes to Financial Statements (Unaudited) (Continued)

form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the MSCI EAFE International Index Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management,
	0.475% on any excess over $400 million	LLC; and T. Rowe Price Associates, Inc.
Fundamental Value Fund*	0.60% on the first $1.25 billion;	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.575% on the next $250 million; and	Boston Partners Global Investors, Inc.
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP
0.60% on any excess over $300 million
Blue Chip Growth Fund	0.65% on the first $750 million; and	Loomis, Sayles & Company, L.P.; and
	0.60% on any excess over $750 million	T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management, Inc.
0.65% on any excess over $300 million
Small Cap Value Equity Fund	0.75% on the first $300 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC;
	0.70% on any excess over $300 million	and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	Federated Clover Investment Advisors;
	0.80% on any excess over $750 million	Invesco Advisers, Inc.; and
T. Rowe Price Associates, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Wellington Management Company LLP
0.78% on any excess over $1 billion
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund	0.69%	T. Rowe Price Associates, Inc.

*	Effective February 5, 2019, Boston Partners Global Investors, Inc. replaced Wellington Management Company LLP as co-subadviser to the Fund.

MML Advisers has entered into an investment subadvisory agreement with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OppenheimerFunds, Inc., a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Growth Equity Fund. This agreement provides that OFI Global Institutional manage the investment and reinvestment of the assets of the Small Cap Growth Equity Fund. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon the Small Cap Growth Equity Fund’s average daily net assets, at the following annual rate:

Small Cap Growth Equity Fund	0.55% of the first $50 million;
0.45% of the next $50 million; and
0.40% of any excess over $100 million

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund*	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
Russell 2000 Small Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
MSCI EAFE International Index Fund*	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I
MM Select T. Rowe Price International Equity Fund**	0.67%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
**	Expense cap in effect through January 31, 2020.

Prior to February 1, 2019, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Fundamental Growth Fund	0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Small Cap Value Equity Fund	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
S&P Mid Cap Index Fund	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers voluntarily waived 0.02% of the advisory fee for each class of the Small Company Value Fund through January 31, 2019.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2019, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$1,253
Fundamental Value Fund	2,096
Equity Opportunities Fund	174
Blue Chip Growth Fund	1,676
Growth Opportunities Fund	14,587
Small Cap Value Equity Fund	142
Small Company Value Fund	10,845
Mid Cap Growth Fund	63,990
Small Cap Growth Equity Fund	1,794

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2019:

Total % Ownership by Related Party
Total Return Bond Fund	99.4%
Strategic Bond Fund	98.3%
Diversified Value Fund	98.5%
Fundamental Value Fund	98.9%
S&P 500 Index Fund	98.7%
Equity Opportunities Fund	96.9%
Fundamental Growth Fund	96.0%
Blue Chip Growth Fund	83.4%
Growth Opportunities Fund	98.6%
Mid-Cap Value Fund	95.9%
Small Cap Value Equity Fund	93.4%
Small Company Value Fund	93.2%
S&P Mid Cap Index Fund	97.0%
Russell 2000 Small Cap Index Fund	94.6%
Mid Cap Growth Fund	30.9%
Small Cap Growth Equity Fund	97.3%
MSCI EAFE International Index Fund	97.4%
Overseas Fund	98.6%
MM Select T. Rowe Price International Equity Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$852,651,761	$95,416,179	$825,680,581	$105,028,912
Strategic Bond Fund	963,955,946	70,676,883	922,863,196	33,593,962
Diversified Value Fund	-	78,359,487	-	77,238,342
Fundamental Value Fund	-	743,022,675	-	838,856,174
S&P 500 Index Fund	-	84,426,013	-	99,050,505
Equity Opportunities Fund	-	122,640,923	-	163,518,751
Fundamental Growth Fund	-	72,087,433	-	77,108,115
Blue Chip Growth Fund	-	484,653,765	-	509,500,569
Growth Opportunities Fund	-	131,354,411	-	283,185,757

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Mid-Cap Value Fund	$-	$26,559,764	$-	$27,480,127
Small Cap Value Equity Fund	-	21,616,343	-	14,141,390
Small Company Value Fund	-	74,317,293	-	64,358,428
S&P Mid Cap Index Fund	-	31,073,241	-	37,825,021
Russell 2000 Small Cap Index Fund	-	14,432,177	-	12,225,365
Mid Cap Growth Fund	-	1,504,105,823	-	1,499,081,369
Small Cap Growth Equity Fund	-	198,170,071	-	286,776,588
MSCI EAFE International Index Fund	-	5,391,830	-	8,331,391
Overseas Fund	-	73,961,457	-	133,961,064
MM Select T. Rowe Price International Equity Fund	-	351,178,733	-	137,579,401

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Fund	Purchases	Sales
Mid Cap Growth Fund	$-	$542,880
Small Cap Growth Equity Fund	-	84,605

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Total Return Bond Fund Class I
Sold	8,823,183	$84,330,419	16,464,129	$158,921,697
Issued as reinvestment of dividends	1,368,293	12,861,958	1,038,964	10,129,905
Redeemed	(5,462,375)	(52,304,461)	(9,358,437)	(90,679,347)

Net increase (decrease)	4,729,101	$44,887,916	8,144,656	$78,372,255

Total Return Bond Fund Class R5
Sold	220,564	$2,104,472	993,560	$9,610,412
Issued as reinvestment of dividends	156,234	1,467,037	187,704	1,828,232
Redeemed	(497,199)	(4,745,710)	(2,668,454)	(25,685,875)

Net increase (decrease)	(120,401)	$(1,174,201)	(1,487,190)	$(14,247,231)

Total Return Bond Fund Service Class
Sold	367,855	$3,535,520	2,385,440	$23,091,004
Issued as reinvestment of dividends	349,608	3,296,801	420,100	4,108,576
Redeemed	(2,805,479)	(26,753,642)	(5,017,986)	(48,451,592)

Net increase (decrease)	(2,088,016)	$(19,921,321)	(2,212,446)	$(21,252,012)

Total Return Bond Fund Administrative Class
Sold	654,377	$6,206,010	627,297	$6,049,087
Issued as reinvestment of dividends	146,483	1,374,011	153,884	1,497,295
Redeemed	(1,930,239)	(18,341,027)	(1,536,059)	(14,853,653)

Net increase (decrease)	(1,129,379)	$(10,761,006)	(754,878)	$(7,307,271)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Total Return Bond Fund Class A
Sold	368,157	$3,514,633	88,951	$854,695
Issued as reinvestment of dividends	19,525	182,951	11,017	107,308
Redeemed	(79,319)	(754,467)	(121,019)	(1,159,899)

Net increase (decrease)	308,363	$2,943,117	(21,051)	$(197,896)

Total Return Bond Fund Class R4
Sold	707,513	$6,812,823	1,775,651	$17,273,767
Issued as reinvestment of dividends	438,335	4,142,266	447,585	4,386,331
Redeemed	(2,562,318)	(24,519,948)	(6,541,738)	(64,124,983)

Net increase (decrease)	(1,416,470)	$(13,564,859)	(4,318,502)	$(42,464,885)

Total Return Bond Fund Class R3
Sold	321,456	$3,055,053	759,608	$7,297,974
Issued as reinvestment of dividends	72,442	680,228	67,660	659,012
Redeemed	(847,011)	(8,061,064)	(908,471)	(8,807,718)

Net increase (decrease)	(453,113)	$(4,325,783)	(81,203)	$(850,732)

Strategic Bond Fund Class I
Sold	9,869,990	$99,685,915	16,421,511	$167,644,684
Issued as reinvestment of dividends	857,306	8,470,181	384,341	4,008,676
Redeemed	(4,016,954)	(40,464,701)	(5,179,325)	(53,642,918)

Net increase (decrease)	6,710,342	$67,691,395	11,626,527	$118,010,442

Strategic Bond Fund Class R5
Sold	1,017,913	$10,282,932	2,229,769	$22,834,781
Issued as reinvestment of dividends	218,936	2,165,273	156,041	1,629,063
Redeemed	(1,272,844)	(12,748,575)	(1,322,404)	(13,574,847)

Net increase (decrease)	(35,995)	$(300,370)	1,063,406	$10,888,997

Strategic Bond Fund Service Class
Sold	349,811	$3,542,380	873,326	$9,015,749
Issued as reinvestment of dividends	120,964	1,196,330	135,519	1,416,176
Redeemed	(1,288,508)	(12,938,862)	(2,081,940)	(21,324,668)

Net increase (decrease)	(817,733)	$(8,200,152)	(1,073,095)	$(10,892,743)

Strategic Bond Fund Administrative Class
Sold	834,814	$8,383,688	2,382,354	$24,512,698
Issued as reinvestment of dividends	178,954	1,764,483	140,569	1,463,320
Redeemed	(1,169,203)	(11,745,843)	(1,806,927)	(18,569,662)

Net increase (decrease)	(155,435)	$(1,597,672)	715,996	$7,406,356

Strategic Bond Fund Class A
Sold	598,949	$6,019,019	1,250,124	$12,757,953
Issued as reinvestment of dividends	97,113	956,568	94,365	981,391
Redeemed	(633,301)	(6,310,784)	(1,890,492)	(19,254,847)

Net increase (decrease)	62,761	$664,803	(546,003)	$(5,515,503)

Strategic Bond Fund Class R4
Sold	742,325	$7,433,839	2,184,945	$22,326,155
Issued as reinvestment of dividends	159,397	1,563,692	126,140	1,306,810
Redeemed	(1,780,583)	(17,802,446)	(1,364,712)	(13,883,705)

Net increase (decrease)	(878,861)	$(8,804,915)	946,373	$9,749,260

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Strategic Bond Fund Class R3
Sold	218,650	$2,179,665	857,654	$8,626,950
Issued as reinvestment of dividends	42,610	414,599	28,897	297,064
Redeemed	(331,975)	(3,286,304)	(477,861)	(4,819,373)

Net increase (decrease)	(70,715)	$(692,040)	408,690	$4,104,641

Diversified Value Fund Class I
Sold	1,849,243	$20,283,847	2,978,893	$40,348,340
Issued - merger	-	-	5,418,748	74,399,424
Issued as reinvestment of dividends	2,860,238	28,659,584	3,601,470	45,918,746
Redeemed	(1,819,089)	(20,512,457)	(5,736,300)	(77,553,921)

Net increase (decrease)	2,890,392	$28,430,974	6,262,811	$83,112,589

Diversified Value Fund Class R5
Sold	276,832	$3,361,026	1,455,012	$18,090,739
Issued - merger	-	-	6,568,499	90,382,610
Issued as reinvestment of dividends	2,000,197	20,081,978	1,183,541	15,125,657
Redeemed	(583,974)	(6,741,937)	(1,623,012)	(21,380,875)

Net increase (decrease)	1,693,055	$16,701,067	7,584,040	$102,218,131

Diversified Value Fund Service Class
Sold	57,114	$651,582	77,424	$1,022,332
Issued - merger	-	-	193,597	2,663,899
Issued as reinvestment of dividends	129,162	1,299,372	277,475	3,546,133
Redeemed	(389,684)	(4,944,081)	(245,299)	(3,208,746)

Net increase (decrease)	(203,408)	$(2,993,127)	303,197	$4,023,618

Diversified Value Fund Administrative Class
Sold	81,437	$915,199	56,671	$758,347
Issued - merger	-	-	1,023,209	14,181,678
Issued as reinvestment of dividends	206,937	2,096,273	118,263	1,522,049
Redeemed	(132,632)	(1,467,667)	(390,268)	(5,064,862)

Net increase (decrease)	155,742	$1,543,805	807,875	$11,397,212

Diversified Value Fund Class A
Sold	214,739	$2,396,649	637,714	$8,349,272
Issued - merger	-	-	1,848,961	25,423,223
Issued as reinvestment of dividends	596,709	5,990,960	367,573	4,693,903
Redeemed	(374,103)	(4,446,108)	(480,332)	(6,554,007)

Net increase (decrease)	437,345	$3,941,501	2,373,916	$31,912,391

Diversified Value Fund Class R4
Sold	233,921	$2,648,830	262,671	$3,618,135
Issued - merger	-	-	46,275	629,800
Issued as reinvestment of dividends	76,842	760,735	34,592	437,247
Redeemed	(41,822)	(474,996)	(56,014)	(731,714)

Net increase (decrease)	268,941	$2,934,569	287,524	$3,953,468

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Diversified Value Fund Class R3
Sold	40,017	$460,047	40,814	$541,390
Issued - merger	-	-	4,375	59,898
Issued as reinvestment of dividends	33,523	334,894	49,733	632,593
Redeemed	(38,472)	(388,991)	(55,507)	(733,923)

Net increase (decrease)	35,068	$405,950	39,415	$499,958

Fundamental Value Fund Class I
Sold	4,266,514	$41,255,413	5,606,887	$67,060,465
Issued as reinvestment of dividends	8,037,971	73,708,191	8,265,063	95,130,880
Redeemed	(5,550,801)	(55,872,238)	(6,514,169)	(78,906,473)

Net increase (decrease)	6,753,684	$59,091,366	7,357,781	$83,284,872

Fundamental Value Fund Class R5
Sold	501,509	$5,034,244	783,574	$9,340,361
Issued as reinvestment of dividends	3,531,237	32,593,317	4,860,253	56,233,125
Redeemed	(5,034,613)	(52,197,381)	(8,091,738)	(98,034,341)

Net increase (decrease)	(1,001,867)	$(14,569,820)	(2,447,911)	$(32,460,855)

Fundamental Value Fund Service Class
Sold	174,594	$1,714,576	417,734	$4,942,265
Issued as reinvestment of dividends	557,701	5,125,269	796,138	9,179,471
Redeemed	(1,443,336)	(14,994,699)	(1,740,182)	(20,789,662)

Net increase (decrease)	(711,041)	$(8,154,854)	(526,310)	$(6,667,926)

Fundamental Value Fund Administrative Class
Sold	169,886	$1,695,983	827,419	$9,700,664
Issued as reinvestment of dividends	1,006,125	9,316,716	1,217,216	14,131,875
Redeemed	(1,132,968)	(11,647,490)	(1,954,590)	(23,418,766)

Net increase (decrease)	43,043	$(634,791)	90,045	$413,773

Fundamental Value Fund Class A
Sold	224,187	$2,220,298	501,718	$5,985,449
Issued as reinvestment of dividends	968,469	8,851,803	1,360,952	15,596,515
Redeemed	(1,180,618)	(12,185,252)	(3,108,042)	(37,460,732)

Net increase (decrease)	12,038	$(1,113,151)	(1,245,372)	$(15,878,768)

Fundamental Value Fund Class R4
Sold	152,114	$1,430,753	118,405	$1,408,688
Issued as reinvestment of dividends	117,038	1,053,343	232,461	2,626,805
Redeemed	(83,403)	(761,087)	(846,777)	(9,567,881)

Net increase (decrease)	185,749	$1,723,009	(495,911)	$(5,532,388)

Fundamental Value Fund Class R3
Sold	26,891	$256,806	51,534	$584,178
Issued as reinvestment of dividends	36,577	328,097	37,132	418,850
Redeemed	(23,358)	(223,128)	(75,973)	(913,847)

Net increase (decrease)	40,110	$361,775	12,693	$89,181

S&P 500 Index Fund Class I
Sold	16,897,580	$279,576,288	27,456,543	$529,732,828
Issued as reinvestment of dividends	3,843,028	58,029,729	4,759,073	88,280,813
Redeemed	(3,647,824)	(62,591,720)	(17,266,754)	(354,142,138)

Net increase (decrease)	17,092,784	$275,014,297	14,948,862	$263,871,503

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

S&P 500 Index Fund Class R5
Sold	3,291,866	$60,640,910	3,783,520	$76,056,876
Issued as reinvestment of dividends	4,718,293	71,529,320	7,811,437	145,370,837
Redeemed	(5,368,770)	(95,182,517)	(18,510,683)	(370,423,985)

Net increase (decrease)	2,641,389	$36,987,713	(6,915,726)	$(148,996,272)

S&P 500 Index Fund Service Class
Sold	1,511,789	$25,315,337	2,637,626	$52,355,227
Issued as reinvestment of dividends	3,948,989	60,024,630	5,315,061	99,125,892
Redeemed	(4,685,601)	(84,864,801)	(8,008,339)	(159,217,109)

Net increase (decrease)	775,177	$475,166	(55,652)	$(7,735,990)

S&P 500 Index Fund Administrative Class
Sold	1,209,510	$20,624,297	4,283,359	$82,202,563
Issued as reinvestment of dividends	5,551,353	82,715,153	6,285,857	115,282,617
Redeemed	(4,722,140)	(77,528,006)	(7,357,871)	(143,002,989)

Net increase (decrease)	2,038,723	$25,811,444	3,211,345	$54,482,191

S&P 500 Index Fund Class A
Sold	236,187	$4,103,680	536,323	$10,434,116
Issued as reinvestment of dividends	296,224	4,330,792	344,670	6,214,397
Redeemed	(564,385)	(9,698,988)	(467,711)	(8,782,620)

Net increase (decrease)	(31,974)	$(1,264,516)	413,282	$7,865,893

S&P 500 Index Fund Class R4
Sold	2,358,704	$39,175,365	4,053,970	$78,426,842
Issued as reinvestment of dividends	6,212,016	91,378,752	7,274,260	131,955,069
Redeemed	(5,364,755)	(89,735,116)	(8,932,776)	(173,827,411)

Net increase (decrease)	3,205,965	$40,819,001	2,395,454	$36,554,500

S&P 500 Index Fund Class R3
Sold	1,216,295	$19,929,327	2,270,496	$42,459,000
Issued as reinvestment of dividends	2,506,360	35,840,947	2,508,084	44,443,244
Redeemed	(2,086,475)	(32,668,811)	(1,920,655)	(35,911,009)

Net increase (decrease)	1,636,180	$23,101,463	2,857,925	$50,991,235

Equity Opportunities Fund Class I
Sold	1,819,262	$28,910,972	3,703,927	$67,677,014
Issued as reinvestment of dividends	1,601,178	24,257,844	4,300,247	72,717,180
Redeemed	(1,702,261)	(28,514,759)	(3,631,483)	(65,269,652)

Net increase (decrease)	1,718,179	$24,654,057	4,372,691	$75,124,542

Equity Opportunities Fund Class R5
Sold	519,765	$8,635,901	639,369	$11,825,124
Issued as reinvestment of dividends	1,076,263	16,380,730	3,560,400	60,455,592
Redeemed	(1,821,756)	(29,499,635)	(3,236,335)	(60,342,157)

Net increase (decrease)	(225,728)	$(4,483,004)	963,434	$11,938,559

Equity Opportunities Fund Service Class
Sold	105,760	$1,697,933	256,349	$4,550,225
Issued as reinvestment of dividends	305,302	4,548,999	1,131,104	18,832,884
Redeemed	(500,786)	(8,030,203)	(1,373,643)	(24,301,238)

Net increase (decrease)	(89,724)	$(1,783,271)	13,810	$(918,129)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Equity Opportunities Fund Administrative Class
Sold	154,769	$2,506,434	281,193	$5,080,877
Issued as reinvestment of dividends	434,813	6,378,705	1,533,641	25,182,392
Redeemed	(1,077,430)	(17,415,075)	(1,351,668)	(23,700,865)

Net increase (decrease)	(487,848)	$(8,529,936)	463,166	$6,562,404

Equity Opportunities Fund Class A
Sold	164,435	$2,543,946	264,236	$4,406,871
Issued as reinvestment of dividends	486,232	6,773,205	1,948,484	30,513,250
Redeemed	(886,017)	(13,790,911)	(2,677,299)	(47,256,377)

Net increase (decrease)	(235,350)	$(4,473,760)	(464,579)	$(12,336,256)

Equity Opportunities Fund Class R4
Sold	150,598	$2,282,393	173,853	$3,497,047
Issued as reinvestment of dividends	74,016	1,011,804	182,360	2,813,811
Redeemed	(40,326)	(589,315)	(182,060)	(3,433,128)

Net increase (decrease)	184,288	$2,704,882	174,153	$2,877,730

Equity Opportunities Fund Class R3
Sold	15,978	$226,502	23,035	$366,651
Issued as reinvestment of dividends	20,932	268,342	60,485	880,663
Redeemed	(21,150)	(301,410)	(67,207)	(1,180,939)

Net increase (decrease)	15,760	$193,434	16,313	$66,375

Fundamental Growth Fund Class I
Sold	1,392,344	$10,710,210	1,762,116	$15,925,272
Issued as reinvestment of dividends	1,840,113	12,107,941	673,247	5,614,879
Redeemed	(1,524,071)	(11,352,548)	(4,734,232)	(44,436,598)

Net increase (decrease)	1,708,386	$11,465,603	(2,298,869)	$(22,896,447)

Fundamental Growth Fund Class R5
Sold	177,898	$1,423,641	498,766	$4,470,011
Issued as reinvestment of dividends	867,849	5,727,800	228,489	1,910,165
Redeemed	(390,710)	(3,093,103)	(509,472)	(4,537,831)

Net increase (decrease)	655,037	$4,058,338	217,783	$1,842,345

Fundamental Growth Fund Service Class
Sold	68,477	$521,243	125,639	$1,111,513
Issued as reinvestment of dividends	280,888	1,806,108	78,613	643,847
Redeemed	(44,930)	(341,537)	(249,087)	(2,130,962)

Net increase (decrease)	304,435	$1,985,814	(44,835)	$(375,602)

Fundamental Growth Fund Administrative Class
Sold	130,510	$1,004,907	218,561	$1,850,591
Issued as reinvestment of dividends	387,729	2,415,549	103,998	830,947
Redeemed	(100,464)	(698,662)	(355,685)	(3,089,078)

Net increase (decrease)	417,775	$2,721,794	(33,126)	$(407,540)

Fundamental Growth Fund Class A
Sold	123,465	$848,427	383,245	$3,132,181
Issued as reinvestment of dividends	544,322	3,200,614	155,351	1,186,880
Redeemed	(483,447)	(3,645,818)	(454,656)	(3,694,993)

Net increase (decrease)	184,340	$403,223	83,940	$624,068

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Fundamental Growth Fund Class R4
Sold	17,445	$126,155	124,590	$1,007,251
Issued as reinvestment of dividends	93,125	540,125	27,471	207,679
Redeemed	(169,920)	(1,079,030)	(219,393)	(1,796,596)

Net increase (decrease)	(59,350)	$(412,750)	(67,332)	$(581,666)

Fundamental Growth Fund Class R3
Sold	108,066	$638,850	86,901	$674,934
Issued as reinvestment of dividends	120,853	647,771	26,383	188,116
Redeemed	(93,396)	(600,094)	(33,468)	(260,395)

Net increase (decrease)	135,523	$686,527	79,816	$602,655

Blue Chip Growth Fund Class I
Sold	10,959,581	$229,414,834	27,922,938	$606,060,634
Issued as reinvestment of dividends	5,344,396	102,719,292	2,609,677	53,054,734
Redeemed	(10,796,960)	(230,297,119)	(8,189,323)	(176,665,899)

Net increase (decrease)	5,507,017	$101,837,007	22,343,292	$482,449,469

Blue Chip Growth Fund Class R5
Sold	2,093,565	$44,599,717	3,699,329	$79,403,173
Issued as reinvestment of dividends	1,416,732	27,201,261	979,984	19,903,474
Redeemed	(2,472,831)	(52,430,909)	(5,577,312)	(118,536,052)

Net increase (decrease)	1,037,466	$19,370,069	(897,999)	$(19,229,405)

Blue Chip Growth Fund Service Class
Sold	230,247	$4,819,875	1,387,212	$29,669,612
Issued as reinvestment of dividends	325,475	6,197,046	297,266	5,983,959
Redeemed	(819,381)	(17,344,590)	(3,194,111)	(69,544,504)

Net increase (decrease)	(263,659)	$(6,327,669)	(1,509,633)	$(33,890,933)

Blue Chip Growth Fund Administrative Class
Sold	888,831	$18,354,253	2,979,186	$62,549,323
Issued as reinvestment of dividends	886,207	16,625,240	566,933	11,264,966
Redeemed	(1,346,330)	(27,474,461)	(3,025,323)	(63,681,549)

Net increase (decrease)	428,708	$7,505,032	520,796	$10,132,740

Blue Chip Growth Fund Class A
Sold	799,241	$15,906,528	2,446,448	$50,653,746
Issued as reinvestment of dividends	584,097	10,484,536	337,118	6,428,841
Redeemed	(1,494,316)	(29,484,411)	(2,445,100)	(48,591,089)

Net increase (decrease)	(110,978)	$(3,093,347)	338,466	$8,491,498

Blue Chip Growth Fund Class R4
Sold	737,132	$14,570,959	2,014,709	$40,412,074
Issued as reinvestment of dividends	356,162	6,375,294	183,950	3,498,721
Redeemed	(634,399)	(12,404,449)	(870,234)	(17,627,438)

Net increase (decrease)	458,895	$8,541,804	1,328,425	$26,283,357

Blue Chip Growth Fund Class R3
Sold	546,286	$9,993,594	1,116,021	$20,979,169
Issued as reinvestment of dividends	217,503	3,632,300	109,308	1,952,233
Redeemed	(607,640)	(11,043,990)	(596,870)	(11,502,582)

Net increase (decrease)	156,149	$2,581,904	628,459	$11,428,820

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Growth Opportunities Fund Class I
Sold	3,445,733	$33,370,706	4,491,570	$54,645,374
Issued as reinvestment of dividends	8,972,720	76,357,844	4,173,840	45,787,023
Redeemed	(14,826,902)	(147,946,983)	(10,712,581)	(131,532,284)

Net increase (decrease)	(2,408,449)	$(38,218,433)	(2,047,171)	$(31,099,887)

Growth Opportunities Fund Class R5
Sold	867,777	$9,209,565	2,837,783	$34,012,454
Issued as reinvestment of dividends	3,600,399	30,171,346	1,927,725	20,915,820
Redeemed	(3,087,843)	(28,939,887)	(8,656,231)	(102,814,178)

Net increase (decrease)	1,380,333	$10,441,024	(3,890,723)	$(47,885,904)

Growth Opportunities Fund Service Class
Sold	1,730,911	$14,405,158	799,010	$9,349,867
Issued as reinvestment of dividends	1,678,129	13,542,503	920,083	9,706,876
Redeemed	(809,748)	(8,243,679)	(2,744,118)	(31,876,735)

Net increase (decrease)	2,599,292	$19,703,982	(1,025,025)	$(12,819,992)

Growth Opportunities Fund Administrative Class
Sold	252,399	$2,381,356	765,213	$8,588,092
Issued as reinvestment of dividends	1,489,498	11,409,550	954,399	9,696,696
Redeemed	(1,106,256)	(10,657,344)	(5,073,783)	(56,798,424)

Net increase (decrease)	635,641	$3,133,562	(3,354,171)	$(38,513,636)

Growth Opportunities Fund Class A
Sold	171,563	$1,464,122	668,341	$6,930,642
Issued as reinvestment of dividends	1,594,182	10,999,852	1,042,788	9,843,919
Redeemed	(861,377)	(7,468,047)	(4,604,697)	(48,205,597)

Net increase (decrease)	904,368	$4,995,927	(2,893,568)	$(31,431,036)

Growth Opportunities Fund Class R4
Sold	245,112	$2,183,993	976,355	$10,349,052
Issued as reinvestment of dividends	536,219	3,732,083	209,731	1,990,343
Redeemed	(299,628)	(2,747,709)	(568,761)	(6,014,784)

Net increase (decrease)	481,703	$3,168,367	617,325	$6,324,611

Growth Opportunities Fund Class R3
Sold	45,583	$304,586	24,659	$233,639
Issued as reinvestment of dividends	38,203	234,569	16,201	140,948
Redeemed	(11,472)	(100,052)	(52,547)	(508,073)

Net increase (decrease)	72,314	$439,103	(11,687)	$(133,486)

Mid-Cap Value Fund Class I
Sold	975,259	$11,438,521	1,662,015	$23,443,883
Issued as reinvestment of dividends	1,090,387	11,503,586	862,732	11,655,504
Redeemed	(1,307,973)	(15,130,268)	(1,432,343)	(20,720,531)

Net increase (decrease)	757,673	$7,811,839	1,092,404	$14,378,856

Mid-Cap Value Fund Class R5
Sold	34,232	$445,916	125,775	$1,765,699
Issued as reinvestment of dividends	14,885	158,819	80,283	1,093,454
Redeemed	(8,894)	(107,015)	(615,912)	(8,681,086)

Net increase (decrease)	40,223	$497,720	(409,854)	$(5,821,933)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Mid-Cap Value Fund Service Class
Sold	534	$6,205	30,572	$435,835
Issued as reinvestment of dividends	2,935	31,115	22,609	307,031
Redeemed	(55)	(637)	(166,214)	(2,294,463)

Net increase (decrease)	3,414	$36,683	(113,033)	$(1,551,597)

Mid-Cap Value Fund Administrative Class
Sold	1,694	$20,453	10,871	$152,547
Issued as reinvestment of dividends	9,647	104,376	8,501	117,314
Redeemed	(938)	(12,607)	(9,886)	(143,858)

Net increase (decrease)	10,403	$112,222	9,486	$126,003

Mid-Cap Value Fund Class A
Sold	29,949	$355,969	52,077	$720,703
Issued as reinvestment of dividends	23,871	253,992	22,442	304,984
Redeemed	(47,993)	(601,240)	(42,655)	(606,188)

Net increase (decrease)	5,827	$8,721	31,864	$419,499

Mid-Cap Value Fund Class R4
Sold	58,464	$766,208	14,612	$199,287
Issued as reinvestment of dividends	9,964	104,519	320	4,319
Redeemed	(5,403)	(62,937)	(1,592)	(22,457)

Net increase (decrease)	63,025	$807,790	13,340	$181,149

Mid-Cap Value Fund Class R3
Sold	6,468	$77,438	6,751	$92,870
Issued as reinvestment of dividends	4,619	48,457	3,721	50,014
Redeemed	(760)	(9,398)	(5,036)	(70,522)

Net increase (decrease)	10,327	$116,497	5,436	$72,362

Small Cap Value Equity Fund Class I
Sold	1,726,600	$20,005,305	1,073,053	$18,964,284
Issued as reinvestment of dividends	1,308,313	12,834,546	760,149	12,580,472
Redeemed	(1,004,069)	(12,729,736)	(5,268,661)	(86,522,657)

Net increase (decrease)	2,030,844	$20,110,115	(3,435,459)	$(54,977,901)

Small Cap Value Equity Fund Class R5
Sold	202,854	$2,446,377	377,439	$6,540,149
Issued as reinvestment of dividends	1,153,331	11,337,239	303,131	5,022,873
Redeemed	(128,469)	(1,421,896)	(758,609)	(13,333,897)

Net increase (decrease)	1,227,716	$12,361,720	(78,039)	$(1,770,875)

Small Cap Value Equity Fund Service Class
Sold	27,920	$352,805	70,253	$1,232,101
Issued as reinvestment of dividends	133,804	1,323,324	60,094	998,169
Redeemed	(61,413)	(928,552)	(305,988)	(5,359,984)

Net increase (decrease)	100,311	$747,577	(175,641)	$(3,129,714)

Small Cap Value Equity Fund Administrative Class
Sold	22,686	$258,566	27,568	$478,320
Issued as reinvestment of dividends	137,435	1,349,611	35,949	594,964
Redeemed	(38,628)	(425,710)	(276,558)	(5,106,308)

Net increase (decrease)	121,493	$1,182,467	(213,041)	$(4,033,024)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Small Cap Value Equity Fund Class A
Sold	145,137	$1,953,186	163,252	$2,904,455
Issued as reinvestment of dividends	332,515	3,228,716	77,999	1,283,851
Redeemed	(165,172)	(1,879,827)	(178,603)	(3,070,935)

Net increase (decrease)	312,480	$3,302,075	62,648	$1,117,371

Small Cap Value Equity Fund Class R4
Sold	70,828	$775,970	112,167	$1,980,617
Issued as reinvestment of dividends	87,434	841,985	23,137	378,288
Redeemed	(33,432)	(428,874)	(87,003)	(1,471,085)

Net increase (decrease)	124,830	$1,189,081	48,301	$887,820

Small Cap Value Equity Fund Class R3
Sold	13,473	$155,586	22,608	$391,957
Issued as reinvestment of dividends	41,760	400,490	8,675	141,745
Redeemed	(27,578)	(319,227)	(12,654)	(214,374)

Net increase (decrease)	27,655	$236,849	18,629	$319,328

Small Company Value Fund Class I
Sold	787,077	$7,327,610	1,251,950	$14,908,407
Issued as reinvestment of dividends	1,652,823	13,734,961	1,734,091	19,733,950
Redeemed	(603,241)	(5,911,613)	(2,737,609)	(33,011,415)

Net increase (decrease)	1,836,659	$15,150,958	248,432	$1,630,942

Small Company Value Fund Class R5
Sold	1,461,715	$13,474,365	295,412	$3,551,757
Issued as reinvestment of dividends	1,160,945	9,717,110	1,261,263	14,441,452
Redeemed	(430,636)	(4,204,505)	(1,714,042)	(20,675,009)

Net increase (decrease)	2,192,024	$18,986,970	(157,367)	$(2,681,800)

Small Company Value Fund Service Class
Sold	52,493	$498,886	113,719	$1,346,727
Issued as reinvestment of dividends	125,400	1,044,582	174,467	1,987,189
Redeemed	(138,854)	(1,390,790)	(521,843)	(6,305,840)

Net increase (decrease)	39,039	$152,678	(233,657)	$(2,971,924)

Small Company Value Fund Administrative Class
Sold	68,552	$636,383	110,180	$1,289,026
Issued as reinvestment of dividends	232,190	1,890,022	234,373	2,620,296
Redeemed	(169,631)	(1,558,271)	(253,709)	(2,937,348)

Net increase (decrease)	131,111	$968,134	90,844	$971,974

Small Company Value Fund Class A
Sold	121,345	$1,079,686	136,050	$1,563,495
Issued as reinvestment of dividends	353,245	2,762,377	388,430	4,202,821
Redeemed	(215,469)	(2,037,796)	(492,967)	(5,460,752)

Net increase (decrease)	259,121	$1,804,267	31,513	$305,564

Small Company Value Fund Class R4
Sold	2,479	$21,562	16,687	$189,084
Issued as reinvestment of dividends	10,400	80,185	7,658	81,786
Redeemed	(1,624)	(16,413)	(6,679)	(75,938)

Net increase (decrease)	11,255	$85,334	17,666	$194,932

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Small Company Value Fund Class R3
Sold	20,087	$168,404	40,078	$414,584
Issued as reinvestment of dividends	10,406	74,193	3,750	37,646
Redeemed	(1,721)	(14,305)	(19,182)	(200,776)

Net increase (decrease)	28,772	$228,292	24,646	$251,454

S&P Mid Cap Index Fund Class I
Sold	1,445,157	$18,653,839	1,710,520	$25,510,991
Issued as reinvestment of dividends	361,061	4,293,020	245,010	3,457,088
Redeemed	(437,475)	(5,905,151)	(1,121,485)	(16,348,171)

Net increase (decrease)	1,368,743	$17,041,708	834,045	$12,619,908

S&P Mid Cap Index Fund Class R5
Sold	477,394	$6,079,026	520,837	$7,617,125
Issued as reinvestment of dividends	112,801	1,337,826	118,866	1,672,445
Redeemed	(550,205)	(6,910,875)	(992,110)	(14,782,561)

Net increase (decrease)	39,990	$505,977	(352,407)	$(5,492,991)

S&P Mid Cap Index Fund Service Class
Sold	206,592	$2,639,710	506,916	$7,295,262
Issued as reinvestment of dividends	139,718	1,650,071	119,862	1,680,468
Redeemed	(305,828)	(4,071,017)	(657,849)	(9,592,868)

Net increase (decrease)	40,482	$218,764	(31,071)	$(617,138)

S&P Mid Cap Index Fund Administrative Class
Sold	403,170	$5,420,413	750,740	$10,902,591
Issued as reinvestment of dividends	339,249	4,009,925	282,401	3,959,269
Redeemed	(791,480)	(10,207,053)	(965,946)	(14,039,300)

Net increase (decrease)	(49,061)	$(776,715)	67,195	$822,560

S&P Mid Cap Index Fund Class A
Sold	281,146	$3,649,697	675,460	$9,825,989
Issued as reinvestment of dividends	171,271	2,022,709	156,776	2,196,437
Redeemed	(429,996)	(5,699,288)	(730,629)	(10,469,166)

Net increase (decrease)	22,421	$(26,882)	101,607	$1,553,260

S&P Mid Cap Index Fund Class R4
Sold	662,724	$8,637,446	1,298,679	$18,792,675
Issued as reinvestment of dividends	676,847	7,946,180	588,811	8,202,143
Redeemed	(1,282,070)	(16,721,965)	(2,001,785)	(28,933,451)

Net increase (decrease)	57,501	$(138,339)	(114,295)	$(1,938,633)

S&P Mid Cap Index Fund Class R3
Sold	629,177	$8,000,505	1,253,294	$18,025,878
Issued as reinvestment of dividends	725,807	8,491,936	639,505	8,882,727
Redeemed	(1,466,137)	(18,847,561)	(1,872,554)	(26,802,112)

Net increase (decrease)	(111,153)	$(2,355,120)	20,245	$106,493

Russell 2000 Small Cap Index Fund Class I
Sold	1,314,807	$16,166,237	1,693,358	$24,058,494
Issued as reinvestment of dividends	440,962	4,859,403	406,889	5,350,588
Redeemed	(358,218)	(4,354,940)	(977,194)	(13,516,985)

Net increase (decrease)	1,397,551	$16,670,700	1,123,053	$15,892,097

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Russell 2000 Small Cap Index Fund Class R5
Sold	322,607	$3,881,110	552,029	$7,861,714
Issued as reinvestment of dividends	111,344	1,227,006	125,824	1,654,589
Redeemed	(537,606)	(6,781,475)	(326,142)	(4,526,850)

Net increase (decrease)	(103,655)	$(1,673,359)	351,711	$4,989,453

Russell 2000 Small Cap Index Fund Service Class
Sold	256,342	$2,973,302	458,534	$6,330,665
Issued as reinvestment of dividends	93,930	1,027,598	142,175	1,855,393
Redeemed	(705,710)	(8,849,918)	(659,438)	(9,195,016)

Net increase (decrease)	(355,438)	$(4,849,018)	(58,729)	$(1,008,958)

Russell 2000 Small Cap Index Fund Administrative Class
Sold	834,051	$10,174,584	814,282	$11,264,602
Issued as reinvestment of dividends	315,607	3,462,205	384,273	5,030,138
Redeemed	(842,107)	(10,110,028)	(1,242,969)	(17,333,317)

Net increase (decrease)	307,551	$3,526,761	(44,414)	$(1,038,577)

Russell 2000 Small Cap Index Fund Class A
Sold	277,721	$3,407,765	565,101	$7,913,589
Issued as reinvestment of dividends	161,024	1,758,380	175,995	2,293,220
Redeemed	(486,385)	(5,990,886)	(391,362)	(5,428,302)

Net increase (decrease)	(47,640)	$(824,741)	349,734	$4,778,507

Russell 2000 Small Cap Index Fund Class R4
Sold	857,638	$10,093,104	1,437,265	$19,759,601
Issued as reinvestment of dividends	428,619	4,654,800	477,348	6,191,199
Redeemed	(702,438)	(8,442,313)	(1,278,286)	(17,553,421)

Net increase (decrease)	583,819	$6,305,591	636,327	$8,397,379

Russell 2000 Small Cap Index Fund Class R3
Sold	495,510	$5,895,130	1,078,966	$14,915,556
Issued as reinvestment of dividends	384,302	4,158,146	436,960	5,645,520
Redeemed	(756,041)	(9,203,156)	(770,173)	(10,593,935)

Net increase (decrease)	123,771	$850,120	745,753	$9,967,141

Mid Cap Growth Fund Class I
Sold	30,258,579	$638,960,107	106,045,996	$2,386,925,707
Issued as reinvestment of dividends	22,611,204	430,517,322	9,620,907	206,368,454
Redeemed	(23,802,712)	(508,256,956)	(29,422,303)	(667,688,595)

Net increase (decrease)	29,067,071	$561,220,473	86,244,600	$1,925,605,566

Mid Cap Growth Fund Class R5
Sold	5,968,011	$126,231,483	19,294,876	$433,882,970
Issued as reinvestment of dividends	6,342,925	119,564,131	3,523,301	74,905,380
Redeemed	(7,431,529)	(154,709,992)	(12,903,655)	(289,631,011)

Net increase (decrease)	4,879,407	$91,085,622	9,914,522	$219,157,339

Mid Cap Growth Fund Service Class
Sold	1,403,381	$29,249,798	8,574,105	$188,578,981
Issued as reinvestment of dividends	1,781,398	32,706,464	833,157	17,313,004
Redeemed	(2,513,275)	(52,155,750)	(3,878,551)	(84,403,023)

Net increase (decrease)	671,504	$9,800,512	5,528,711	$121,488,962

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Mid Cap Growth Fund Administrative Class
Sold	702,619	$14,152,336	1,986,778	$41,170,330
Issued as reinvestment of dividends	1,593,776	27,875,145	1,151,989	22,936,108
Redeemed	(2,177,794)	(43,267,037)	(4,595,679)	(96,216,789)

Net increase (decrease)	118,601	$(1,239,556)	(1,456,912)	$(32,110,351)

Mid Cap Growth Fund Class A
Sold	592,229	$10,978,056	1,453,738	$28,270,597
Issued as reinvestment of dividends	1,467,530	23,553,860	1,026,344	18,966,835
Redeemed	(2,417,604)	(44,033,085)	(3,667,719)	(71,670,557)

Net increase (decrease)	(357,845)	$(9,501,169)	(1,187,637)	$(24,433,125)

Mid Cap Growth Fund Class R4
Sold	1,415,058	$25,824,163	6,240,281	$121,634,163
Issued as reinvestment of dividends	1,271,897	20,553,850	529,521	9,838,503
Redeemed	(2,340,161)	(43,153,074)	(2,285,592)	(44,855,462)

Net increase (decrease)	346,794	$3,224,939	4,484,210	$86,617,204

Mid Cap Growth Fund Class R3
Sold	215,226	$3,507,675	754,458	$13,620,552
Issued as reinvestment of dividends	236,934	3,485,296	135,936	2,328,583
Redeemed	(349,205)	(5,652,912)	(582,682)	(10,570,267)

Net increase (decrease)	102,955	$1,340,059	307,712	$5,378,868

Small Cap Growth Equity Fund Class I
Sold	1,674,656	$25,007,112	2,924,362	$51,116,072
Issued as reinvestment of dividends	4,305,827	53,822,840	1,069,025	16,698,170
Redeemed	(6,264,431)	(95,169,724)	(3,278,606)	(56,795,183)

Net increase (decrease)	(283,948)	$(16,339,772)	714,781	$11,019,059

Small Cap Growth Equity Fund Class R5
Sold	579,545	$8,947,477	1,228,567	$21,315,910
Issued as reinvestment of dividends	1,666,669	20,516,696	406,496	6,280,358
Redeemed	(661,967)	(9,879,056)	(1,749,607)	(29,514,961)

Net increase (decrease)	1,584,247	$19,585,117	(114,544)	$(1,918,693)

Small Cap Growth Equity Fund Service Class
Sold	181,221	$2,439,889	646,662	$10,375,604
Issued as reinvestment of dividends	408,687	4,720,329	132,269	1,941,712
Redeemed	(389,975)	(5,610,878)	(1,172,346)	(18,650,379)

Net increase (decrease)	199,933	$1,549,340	(393,415)	$(6,333,063)

Small Cap Growth Equity Fund Administrative Class
Sold	150,381	$1,895,878	381,883	$5,886,187
Issued as reinvestment of dividends	509,687	5,468,942	134,214	1,858,860
Redeemed	(564,188)	(6,978,803)	(559,398)	(8,416,186)

Net increase (decrease)	95,880	$386,017	(43,301)	$(671,139)

Small Cap Growth Equity Fund Class A
Sold	483,123	$5,809,262	683,664	$9,487,262
Issued as reinvestment of dividends	836,159	7,809,728	182,225	2,268,704
Redeemed	(692,430)	(7,819,307)	(749,897)	(10,059,974)

Net increase (decrease)	626,852	$5,799,683	115,992	$1,695,992

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Small Cap Growth Equity Fund Class R4
Sold	145,343	$1,701,247	757,946	$10,009,304
Issued as reinvestment of dividends	267,596	2,518,076	65,303	817,599
Redeemed	(200,444)	(2,211,529)	(303,412)	(4,212,384)

Net increase (decrease)	212,495	$2,007,794	519,837	$6,614,519

Small Cap Growth Equity Fund Class R3
Sold	65,876	$684,772	75,692	$933,710
Issued as reinvestment of dividends	70,771	568,996	16,040	178,364
Redeemed	(45,486)	(456,233)	(89,552)	(1,091,755)

Net increase (decrease)	91,161	$797,535	2,180	$20,319

MSCI EAFE International Index Fund Class I
Sold	962,021	$10,961,448	1,818,207	$24,467,405
Issued as reinvestment of dividends	179,709	1,978,597	139,700	1,825,880
Redeemed	(405,098)	(4,779,824)	(1,317,110)	(17,319,265)

Net increase (decrease)	736,632	$8,160,221	640,797	$8,974,020

MSCI EAFE International Index Fund Class R5
Sold	170,604	$2,032,822	386,722	$5,132,620
Issued as reinvestment of dividends	51,435	566,304	45,672	596,929
Redeemed	(399,294)	(4,434,822)	(469,624)	(6,257,656)

Net increase (decrease)	(177,255)	$(1,835,696)	(37,230)	$(528,107)

MSCI EAFE International Index Fund Service Class
Sold	174,342	$2,034,974	1,339,076	$17,542,339
Issued as reinvestment of dividends	99,609	1,092,714	86,725	1,130,032
Redeemed	(651,116)	(7,775,159)	(1,230,367)	(16,439,630)

Net increase (decrease)	(377,165)	$(4,647,471)	195,434	$2,232,741

MSCI EAFE International Index Fund Administrative Class
Sold	352,095	$4,149,841	788,028	$10,421,313
Issued as reinvestment of dividends	137,635	1,509,852	143,341	1,866,307
Redeemed	(524,107)	(6,098,341)	(1,254,108)	(16,536,019)

Net increase (decrease)	(34,377)	$(438,648)	(322,739)	$(4,248,399)

MSCI EAFE International Index Fund Class A
Sold	258,978	$2,993,922	493,666	$6,494,986
Issued as reinvestment of dividends	75,914	831,254	59,018	767,230
Redeemed	(169,588)	(1,981,269)	(206,788)	(2,721,005)

Net increase (decrease)	165,304	$1,843,907	345,896	$4,541,211

MSCI EAFE International Index Fund Class R4
Sold	513,370	$5,993,216	1,090,490	$14,317,114
Issued as reinvestment of dividends	177,254	1,930,293	141,092	1,824,319
Redeemed	(486,439)	(5,693,720)	(888,262)	(11,675,852)

Net increase (decrease)	204,185	$2,229,789	343,320	$4,465,581

MSCI EAFE International Index Fund Class R3
Sold	366,736	$4,214,585	929,017	$12,097,047
Issued as reinvestment of dividends	152,169	1,654,082	126,420	1,630,816
Redeemed	(480,056)	(5,569,780)	(623,004)	(8,147,488)

Net increase (decrease)	38,849	$298,887	432,433	$5,580,375

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Overseas Fund Class I
Sold	6,031,265	$49,281,934	16,382,807	$157,236,666
Issued as reinvestment of dividends	4,898,796	35,516,273	626,088	5,991,661
Redeemed	(10,317,487)	(81,499,936)	(11,717,665)	(113,037,203)

Net increase (decrease)	612,574	$3,298,271	5,291,230	$50,191,124

Overseas Fund Class R5
Sold	828,679	$6,849,921	1,228,420	$12,000,606
Issued as reinvestment of dividends	1,669,379	12,169,771	298,765	2,868,140
Redeemed	(1,860,329)	(15,489,392)	(3,242,082)	(31,461,927)

Net increase (decrease)	637,729	$3,530,300	(1,714,897)	$(16,593,181)

Overseas Fund Service Class
Sold	469,022	$3,767,529	447,238	$4,351,186
Issued as reinvestment of dividends	516,809	3,746,863	84,945	811,229
Redeemed	(411,222)	(3,359,743)	(1,085,548)	(10,471,888)

Net increase (decrease)	574,609	$4,154,649	(553,365)	$(5,309,473)

Overseas Fund Administrative Class
Sold	242,620	$2,019,750	364,866	$3,567,637
Issued as reinvestment of dividends	378,882	2,773,420	67,313	648,222
Redeemed	(1,043,420)	(8,461,145)	(1,335,957)	(13,039,971)

Net increase (decrease)	(421,918)	$(3,667,975)	(903,778)	$(8,824,112)

Overseas Fund Class A
Sold	185,370	$1,466,763	686,351	$6,517,882
Issued as reinvestment of dividends	480,194	3,438,187	76,040	717,822
Redeemed	(971,990)	(7,952,177)	(1,525,836)	(14,407,042)

Net increase (decrease)	(306,426)	$(3,047,227)	(763,445)	$(7,171,338)

Overseas Fund Class R4
Sold	485,276	$3,763,503	806,851	$7,554,391
Issued as reinvestment of dividends	189,387	1,327,602	19,598	181,675
Redeemed	(173,612)	(1,323,438)	(245,040)	(2,301,816)

Net increase (decrease)	501,051	$3,767,667	581,409	$5,434,250

Overseas Fund Class R3
Sold	94,149	$720,973	183,133	$1,755,399
Issued as reinvestment of dividends	53,631	380,242	4,616	43,251
Redeemed	(43,957)	(339,211)	(106,215)	(1,001,213)

Net increase (decrease)	103,823	$762,004	81,534	$797,437

MM Select T. Rowe Price International Equity Fund Class I*
Sold	30,391,723	$271,319,698	88,866,991	$903,964,611
Issued as reinvestment of dividends	-	3	-	-
Redeemed	(3,950,801)	(35,029,767)	(5,442,488)	(53,597,535)

Net increase (decrease)	26,440,922	$236,289,934	83,424,503	$850,367,076

*	Fund commenced operations on February 9, 2018.

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2019, no amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2019, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$946,723,994	$16,339,448	$(7,969,961)	$8,369,487
Strategic Bond Fund	750,627,106	16,046,086	(9,902,788)	6,143,298
Diversified Value Fund	384,964,587	36,875,399	(17,826,184)	19,049,215
Fundamental Value Fund	952,725,855	83,493,326	(34,010,241)	49,483,085
S&P 500 Index Fund	2,002,531,846	1,352,453,536	(78,259,801)	1,274,193,735
Equity Opportunities Fund	551,623,803	90,082,940	(9,166,751)	80,916,189
Fundamental Growth Fund	110,891,238	27,081,072	(733,190)	26,347,882
Blue Chip Growth Fund	2,121,168,366	998,302,443	(32,563,367)	965,739,076
Growth Opportunities Fund	420,151,808	170,446,892	(11,471,372)	158,975,520
Mid-Cap Value Fund	91,617,158	4,493,876	(5,678,385)	(1,184,509)
Small Cap Value Equity Fund	105,350,432	16,363,254	(6,924,473)	9,438,781
Small Company Value Fund	202,545,645	25,943,105	(14,354,474)	11,588,631
S&P Mid Cap Index Fund	436,071,415	78,312,431	(36,496,171)	41,816,260
Russell 2000 Small Cap Index Fund	298,785,568	60,781,599	(34,040,033)	26,741,566
Mid Cap Growth Fund	7,106,663,104	1,513,442,278	(248,479,184)	1,264,963,094
Small Cap Growth Equity Fund	488,671,903	90,832,074	(25,386,310)	65,445,764
MSCI EAFE International Index Fund	222,787,107	28,391,644	(17,963,674)	10,427,970
Overseas Fund	549,628,858	56,607,104	(54,233,308)	2,373,796
MM Select T. Rowe Price International Equity Fund	1,075,247,431	43,661,579	(87,469,360)	(43,807,781)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2018, for federal income tax purposes, there were no unused capital losses.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2018, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Total Return Bond Fund	$24,127,775	$7,385,016
Strategic Bond Fund	1,073,975	876,511
MM Select T. Rowe Price International Equity Fund	2,041,994	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2018, post-October capital losses:

	Post-October Loss	Post October Currency Loss
Strategic Bond Fund	$6,698,729	$-
Blue Chip Growth Fund	2,091,317

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2018, late year ordinary losses:

Amount
Growth Opportunities Fund	$48,564

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Total Return Bond Fund	$22,716,659	$-	$-
Strategic Bond Fund	11,102,500	-	-
Diversified Value Fund	7,580,026	64,296,394	-
Fundamental Value Fund	25,437,490	167,889,366	-
S&P 500 Index Fund	63,804,724	566,868,546	-
Equity Opportunities Fund	75,822,779	135,575,442	-
Fundamental Growth Fund	1,662,079	8,920,434	-
Blue Chip Growth Fund	7,490,870	94,596,080	-
Growth Opportunities Fund	-	98,081,992	-
Mid-Cap Value Fund	7,730,200	5,817,778	-
Small Cap Value Equity Fund	1,238,240	19,762,122	-
Small Company Value Fund	9,149,989	33,972,407	-
S&P Mid Cap Index Fund	7,711,969	22,338,608	-
Russell 2000 Small Cap Index Fund	7,956,792	20,063,855	-
Mid Cap Growth Fund	28,672,714	327,996,580	-
Small Cap Growth Equity Fund	-	30,043,778	-
MSCI EAFE International Index Fund	7,487,741	2,153,772	-
Overseas Fund	11,262,015	-	-
MM Select T. Rowe Price International Equity Fund	-	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2018:

Amount
MSCI EAFE International Index Fund	$427,995
Overseas Fund	1,126,505
MM Select T. Rowe Price International Equity Fund	1,576,666

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, hybrid income accruals, partnership basis adjustments, the deferral of wash sale losses, corporate action basis adjustments, real estate investment trust basis adjustments, and deferred Trustee compensation.

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$17,648,226	$(31,512,790)	$(216,276)	$(13,756,025)
Strategic Bond Fund	11,876,948	(1,950,486)	(6,756,233)	(15,342,313)
Diversified Value Fund	6,089,349	50,542,376	(208,402)	44,212,258
Fundamental Value Fund	32,745,529	86,937,903	(267,603)	213,931,422
S&P 500 Index Fund	40,542,910	416,935,083	(595,218)	1,391,201,443
Equity Opportunities Fund	19,217,618	23,228,539	(163,168)	102,603,721
Fundamental Growth Fund	347,337	22,069,330	(21,479)	36,482,954
Blue Chip Growth Fund	-	103,249,788	(2,361,607)	1,082,589,552
Growth Opportunities Fund	-	125,856,117	(189,804)	271,719,194
Mid-Cap Value Fund	3,927,959	7,234,206	(27,834)	2,239,208
Small Cap Value Equity Fund	1,283,872	29,366,500	(29,584)	27,056,347
Small Company Value Fund	7,344,412	21,367,904	(97,213)	30,522,753
S&P Mid Cap Index Fund	7,095,001	20,607,170	(37,960)	74,338,899
Russell 2000 Small Cap Index Fund	4,548,247	15,944,745	(28,291)	53,700,464
Mid Cap Growth Fund	66,111,366	501,543,149	(515,431)	1,426,578,418
Small Cap Growth Equity Fund	13,316,487	72,704,019	(149,416)	137,015,975
MSCI EAFE International Index Fund	5,189,124	3,869,546	(34,977)	16,467,784
Overseas Fund	13,288,318	46,064,137	(145,161)	26,868,870
MM Select T. Rowe Price International Equity Fund	12,739,902	(2,041,994)	(12,093)	(51,437,353)

The Funds did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Acquisition of MassMutual Select Large Cap Value Fund

Effective January 29, 2018, the MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”) reorganized into the Diversified Value Fund. Under the terms of the Agreement and Plan of Reorganization, the Large Cap Value Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The acquisition was accomplished by a tax-free exchange of 8,731,749 Class I shares, 10,580,265 Class R5 shares, 309,967 Service Class shares, 1,663,638 Administrative Class shares, 2,986,826 Class A shares, 74,728 Class R4 shares, and 7,207 Class R3 shares of the Large Cap Value Fund, valued at $207,740,451 in total, for 5,418,748 Class I shares, 6,568,499 Class R5 shares, 193,597 Service Class shares, 1,023,209 Administrative Class shares, 1,848,961 Class A shares, 46,275 Class R4 shares, and 4,375 Class R3 shares of the Diversified Value Fund. The investment portfolio of the Large Cap Value Fund, with a value of $200,826,438 in investments and a cost basis of $150,926,113 at January 26, 2018, was the principal asset acquired by the Diversified Value Fund. For financial reporting purposes, assets received and shares issued by the Diversified Value Fund were recorded at fair value; however, the cost basis of the investments received from the Large Cap Value Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s net assets were $268,324,843.

9.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official

Notes to Financial Statements (Unaudited) (Continued)

Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2018, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreements between MML Advisers and T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Diversified Value Fund, Equity Opportunities Fund, and MM Select T. Rowe Price International Equity Fund in order to lower the subadvisory fee paid on behalf of each Fund. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price on behalf of the Diversified Value Fund, Equity Opportunities Fund, and MM Select T. Rowe Price International Equity Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements (the “Amended Agreements”) are not excessive and the subadvisory fee amounts under the Amended Agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of the contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreements became effective on January 1, 2019.

Also at their meeting in December 2018, the Trustees, including the Independent Trustees, approved a new subadvisory agreement with Boston Partners Global Investors, Inc. (“Boston Partners”) for the Fundamental Value Fund (the “Fund” and the “New Subadvisory Agreement”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreement, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Boston Partners and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of services that Boston Partners will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of Boston Partners; and (v) the fees payable to Boston Partners by MML Advisers for the Fund, the effect of such fees on the profitability to MML Advisers, and the subadvisory fees paid to Boston Partners by other funds with similar investment objectives as the Fund.

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MML Advisers’ projected levels of profitability due to the New Subadvisory Agreement were not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment processes, research capabilities, and philosophy of Boston Partners appear well suited to the Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable with respect to the Fund and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.

The New Subadvisory Agreement became effective on February 5, 2019.

Also at their meeting in December 2018, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) for the Fundamental Value Fund (the “Amended Agreement”) in order to add the fee schedule for an additional strategy to the existing fee schedule. In arriving at their decision, the Trustees considered the size and expertise of the Barrow Hanley portfolio management team that would manage the additional strategy, the historical performance of the strategy, the fees to be paid to Barrow Hanley in connection with the additional strategy, and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were prepared to vote favorably on the Amended Agreement. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreement became effective on February 5, 2019.

At their meeting in March 2019, the Trustees, including the Independent Trustees, reviewed and approved a proposal to amend the subadvisory agreement with T. Rowe Price for the Blue Chip Growth Fund to modify the transitional credit language in the agreement. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers and concluded that the modified transitional credit language was appropriate and in the best interests of the Fund. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the amendment to the subadvisory agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The amended subadvisory agreement became effective on April 1, 2019.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.34%	$1047.40	$1.72	$1,023.00	$1.70
Class R5	1,000	0.44%	1046.30	2.22	1,022.50	2.19
Service Class	1,000	0.54%	1046.90	2.73	1,022.00	2.69
Administrative Class	1,000	0.64%	1046.30	3.23	1,021.50	3.19
Class A	1,000	0.89%	1045.20	4.49	1,020.30	4.43
Class R4	1,000	0.79%	1045.20	3.98	1,020.80	3.94
Class R3	1,000	1.04%	1043.80	5.24	1,019.50	5.18

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class I	$1,000	0.45%	$1054.00	$2.28	$1,022.40	$2.24
Class R5	1,000	0.55%	1052.90	2.78	1,021.90	2.74
Service Class	1,000	0.65%	1052.30	3.29	1,021.50	3.24
Administrative Class	1,000	0.75%	1052.00	3.79	1,021.00	3.74
Class A	1,000	1.00%	1051.00	5.06	1,019.70	4.98
Class R4	1,000	0.90%	1051.70	4.55	1,020.20	4.48
Class R3	1,000	1.15%	1049.90	5.81	1,019.00	5.73
Diversified Value Fund
Class I	1,000	0.58%	967.20	2.81	1,021.80	2.89
Class R5	1,000	0.68%	966.20	3.30	1,021.30	3.39
Service Class	1,000	0.78%	965.50	3.78	1,020.80	3.89
Administrative Class	1,000	0.88%	964.80	4.26	1,020.30	4.38
Class A	1,000	1.13%	963.60	5.47	1,019.10	5.63
Class R4	1,000	1.03%	964.40	4.99	1,019.60	5.13
Class R3	1,000	1.28%	963.90	6.20	1,018.30	6.37
Fundamental Value Fund
Class I	1,000	0.64%	952.90	3.08	1,021.50	3.19
Class R5	1,000	0.74%	952.60	3.56	1,021.00	3.69
Service Class	1,000	0.84%	952.10	4.04	1,020.50	4.18
Administrative Class	1,000	0.94%	951.40	4.52	1,020.00	4.68
Class A	1,000	1.19%	950.60	5.72	1,018.80	5.92
Class R4	1,000	1.09%	951.00	5.24	1,019.30	5.43
Class R3	1,000	1.34%	949.90	6.44	1,018.00	6.67
S&P 500 Index Fund
Class I	1,000	0.12%	982.40	0.59	1,024.10	0.60
Class R5	1,000	0.22%	981.40	1.07	1,023.60	1.10
Service Class	1,000	0.37%	980.80	1.81	1,022.80	1.85
Administrative Class	1,000	0.47%	980.60	2.30	1,022.30	2.34
Class A	1,000	0.72%	978.90	3.51	1,021.10	3.59
Class R4	1,000	0.62%	979.50	3.03	1,021.60	3.09
Class R3	1,000	0.87%	978.30	4.24	1,020.40	4.33
Equity Opportunities Fund
Class I	1,000	0.74%	1016.90	3.68	1,021.00	3.69
Class R5	1,000	0.84%	1016.80	4.18	1,020.50	4.18
Service Class	1,000	0.94%	1016.40	4.67	1,020.00	4.68
Administrative Class	1,000	1.04%	1015.40	5.17	1,019.50	5.18
Class A	1,000	1.29%	1014.50	6.41	1,018.30	6.42
Class R4	1,000	1.19%	1014.60	5.91	1,018.80	5.92
Class R3	1,000	1.44%	1013.10	7.15	1,017.60	7.16
Fundamental Growth Fund
Class I	1,000	0.74%	992.00	3.63	1,021.00	3.69
Class R5	1,000	0.84%	990.90	4.12	1,020.50	4.18
Service Class	1,000	0.94%	990.60	4.61	1,020.00	4.68
Administrative Class	1,000	1.04%	990.30	5.10	1,019.50	5.18
Class A	1,000	1.29%	988.80	6.33	1,018.30	6.42
Class R4	1,000	1.18%	990.20	5.79	1,018.80	5.87
Class R3	1,000	1.44%	987.70	7.06	1,017.60	7.16

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.64%	$1008.50	$3.17	$1,021.50	$3.19
Class R5	1,000	0.74%	1008.70	3.67	1,021.00	3.69
Service Class	1,000	0.84%	1007.90	4.16	1,020.50	4.18
Administrative Class	1,000	0.94%	1007.50	4.65	1,020.00	4.68
Class A	1,000	1.19%	1006.30	5.89	1,018.80	5.92
Class R4	1,000	1.09%	1006.90	5.39	1,019.30	5.43
Class R3	1,000	1.34%	1005.20	6.63	1,018.00	6.67
Growth Opportunities Fund
Class I	1,000	0.75%	984.40	3.67	1,021.00	3.74
Class R5	1,000	0.85%	984.30	4.16	1,020.50	4.23
Service Class	1,000	0.95%	983.60	4.65	1,020.00	4.73
Administrative Class	1,000	1.05%	982.80	5.13	1,019.50	5.23
Class A	1,000	1.30%	982.40	6.35	1,018.20	6.47
Class R4	1,000	1.20%	982.50	5.87	1,018.70	5.97
Class R3	1,000	1.45%	980.60	7.08	1,017.50	7.21
Mid-Cap Value Fund
Class I	1,000	0.80%	964.60	3.88	1,020.70	3.99
Class R5	1,000	0.90%	964.60	4.36	1,020.20	4.48
Service Class	1,000	1.00%	963.90	4.84	1,019.70	4.98
Administrative Class	1,000	1.10%	963.20	5.32	1,019.20	5.48
Class A	1,000	1.35%	962.50	6.53	1,018.00	6.72
Class R4	1,000	1.25%	962.40	6.05	1,018.50	6.22
Class R3	1,000	1.50%	961.20	7.25	1,017.30	7.46
Small Cap Value Equity Fund
Class I	1,000	0.85%	888.40	3.96	1,020.50	4.23
Class R5	1,000	0.95%	888.70	4.42	1,020.00	4.73
Service Class	1,000	1.05%	887.60	4.89	1,019.50	5.23
Administrative Class	1,000	1.15%	887.60	5.35	1,019.00	5.73
Class A	1,000	1.40%	886.60	6.51	1,017.80	6.97
Class R4	1,000	1.30%	886.50	6.05	1,018.20	6.47
Class R3	1,000	1.54%	885.50	7.16	1,017.10	7.66
Small Company Value Fund
Class I	1,000	0.96%	900.20	4.50	1,019.90	4.78
Class R5	1,000	1.06%	900.50	4.97	1,019.40	5.28
Service Class	1,000	1.16%	899.40	5.43	1,018.90	5.77
Administrative Class	1,000	1.26%	899.10	5.90	1,018.40	6.27
Class A	1,000	1.51%	898.10	7.07	1,017.20	7.51
Class R4	1,000	1.41%	898.60	6.60	1,017.70	7.01
Class R3	1,000	1.66%	896.60	7.76	1,016.50	8.25
S&P Mid Cap Index Fund
Class I	1,000	0.16%	946.20	0.77	1,023.90	0.80
Class R5	1,000	0.26%	945.30	1.25	1,023.40	1.30
Service Class	1,000	0.41%	944.90	1.97	1,022.60	2.04
Administrative Class	1,000	0.51%	944.40	2.45	1,022.10	2.54
Class A	1,000	0.76%	943.40	3.64	1,020.90	3.79
Class R4	1,000	0.66%	943.60	3.16	1,021.40	3.29
Class R3	1,000	0.91%	942.50	4.36	1,020.20	4.53

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Russell 2000 Small Cap Index Fund
Class I	$1,000	0.20%	$914.30	$0.94	$1,023.70	$1.00
Class R5	1,000	0.30%	913.10	1.42	1,023.20	1.50
Service Class	1,000	0.45%	913.00	2.12	1,022.40	2.24
Administrative Class	1,000	0.55%	912.50	2.59	1,021.90	2.74
Class A	1,000	0.80%	911.40	3.77	1,020.70	3.99
Class R4	1,000	0.70%	911.50	3.30	1,021.20	3.49
Class R3	1,000	0.95%	910.40	4.48	1,020.00	4.73
Mid Cap Growth Fund
Class I	1,000	0.71%	1012.70	3.52	1,021.20	3.54
Class R5	1,000	0.81%	1012.30	4.02	1,020.70	4.04
Service Class	1,000	0.91%	1012.20	4.52	1,020.20	4.53
Administrative Class	1,000	1.01%	1011.30	5.01	1,019.70	5.03
Class A	1,000	1.26%	1010.20	6.25	1,018.40	6.27
Class R4	1,000	1.16%	1010.70	5.75	1,018.90	5.77
Class R3	1,000	1.41%	1009.50	6.99	1,017.70	7.01
Small Cap Growth Equity Fund
Class I	1,000	0.86%	948.20	4.13	1,020.40	4.28
Class R5	1,000	0.96%	948.20	4.61	1,019.90	4.78
Service Class	1,000	1.06%	948.10	5.09	1,019.40	5.28
Administrative Class	1,000	1.16%	947.20	5.57	1,018.90	5.77
Class A	1,000	1.41%	946.30	6.77	1,017.70	7.01
Class R4	1,000	1.31%	946.10	6.29	1,018.20	6.52
Class R3	1,000	1.56%	944.80	7.48	1,017.00	7.76
MSCI EAFE International Index Fund
Class I	1,000	0.25%	963.70	1.21	1,023.40	1.25
Class R5	1,000	0.35%	963.30	1.69	1,022.90	1.75
Service Class	1,000	0.50%	962.00	2.42	1,022.20	2.49
Administrative Class	1,000	0.60%	961.80	2.90	1,021.70	2.99
Class A	1,000	0.85%	960.90	4.11	1,020.50	4.23
Class R4	1,000	0.75%	961.70	3.63	1,021.00	3.74
Class R3	1,000	1.00%	960.30	4.83	1,019.70	4.98
Overseas Fund
Class I	1,000	0.93%	958.20	4.49	1,020.10	4.63
Class R5	1,000	1.03%	958.10	4.97	1,019.60	5.13
Service Class	1,000	1.13%	957.70	5.45	1,019.10	5.63
Administrative Class	1,000	1.23%	957.70	5.94	1,018.60	6.12
Class A	1,000	1.48%	956.40	7.14	1,017.40	7.36
Class R4	1,000	1.38%	956.50	6.66	1,017.90	6.87
Class R3	1,000	1.63%	956.10	7.86	1,016.60	8.11
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.67%	971.50	3.26	1,021.40	3.34

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44651-02

MassMutual

Semiannual Report

MassMutual Select BlackRock Global Allocation Fund

March 31, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/19

U.S. Treasury Note 2.875% 9/30/23	6.0%
U.S. Treasury Note 2.500% 1/31/24	5.0%
U.S. Treasury Note 2.375% 2/29/24	3.2%
U.S. Treasury Note 2.625% 1/31/26	3.1%
U.S. Treasury Note 2.625% 12/31/23	2.2%
U.S. Treasury Note 2.125% 3/31/24	1.8%
U.S. Treasury Note 3.000% 10/31/25	1.6%
Alphabet, Inc. Class C	1.4%
Apple, Inc.	1.2%
Johnson & Johnson	1.2%

26.7%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Equities	57.0%
Bonds & Notes	32.4%
Mutual Funds	3.0%
Purchased Options	0.2%

Total Long-Term Investments	92.6%
Short-Term Investments and Other Assets and Liabilities	7.4%

Net Assets	100.0%

Equities Sold Short	(0.1)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.0%

COMMON STOCK — 55.3%
Australia — 0.3%
The AGL Energy Ltd.	5,664	$87,584
BHP Group Ltd.	340	9,290
Newcrest Mining Ltd.	50,418	910,997
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	291,792
Rio Tinto Ltd.	368	25,669
Stockland	14,578	39,897

		1,365,229

Belgium — 0.0%
Anheuser-Busch InBev SA	94	7,889

Bermuda — 0.1%
China Resources Gas Group Ltd.	6,000	28,279
CK Infrastructure Holdings Ltd.	32,500	266,805
Hongkong Land Holdings Ltd.	8,000	56,943
Jardine Matheson Holdings Ltd.	5,500	343,322

		695,349

Brazil — 0.5%
Azul SA ADR (c) (e)	57,492	1,679,341
B3 SA — Brasil Bolsa Balcao	122	1,001
Banco Santander Brasil SA	817	9,175
Notre Dame Intermedica Participacoes SA (c)	145,273	1,216,993
Petrobras Distribuidora SA	5,289	31,272
TIM Participacoes SA	1,837	5,532
Vale SA	316	4,110

		2,947,424

Canada — 1.7%
Canadian National Railway Co.	551	49,325
Canadian Pacific Railway Ltd.	232	47,801
Enbridge, Inc.	75,889	2,748,552
Goldcorp, Inc.	338	3,867
Husky Energy, Inc.	141	1,398
Imperial Oil Ltd.	1,549	42,285
Manulife Financial Corp.	4,327	73,177
Nutrien Ltd.	876	46,201
Suncor Energy, Inc.	82,397	2,670,419
Teck Resources Ltd.	2,040	47,201
TransCanada Corp. (e)	64,046	2,876,523
Wheaton Precious Metals Corp.	39,749	946,171

		9,552,920

Cayman Islands — 1.1%
Agile Group Holdings Ltd.	18,000	29,187
Alibaba Group Holding Ltd. Sponsored ADR (c)	6,827	1,245,586
Baidu, Inc. Sponsored ADR (c)	279	45,993

	Number of Shares	Value
China Hongqiao Group Ltd.	18,000	$13,563
CK Asset Holdings Ltd.	1,000	8,891
Country Garden Holdings Co. Ltd.	9,000	14,053
Country Garden Services Holdings Co.Ltd. (c)	4,344	8,089
Logan Property Holdings Co. Ltd.	2,000	3,312
New Oriental Education & Technology Group, Inc. Sponsored ADR (c)	8,616	776,215
Sands China Ltd.	800	4,020
SINA Corp. (c)	390	23,104
TAL Education Group Sponsored ADR (c)	20,785	749,923
Tencent Holdings Ltd.	64,900	2,984,204
Tencent Music Entertainment Group ADR (c) (e)	488	8,833
Tingyi Cayman Islands Holding Corp.	6,000	9,889
Want Want China Holdings Ltd.	249,000	206,788
WH Group Ltd. (f) (g)	40,500	43,329
Wharf Real Estate Investment Co. Ltd.	25,000	186,128

		6,361,107

Chile — 0.0%
Cia Cervecerias Unidas SA ADR	3,860	113,716

China — 0.4%
Agricultural Bank of China Ltd. Class H	34,000	15,678
Angang Steel Co. Ltd. Class H	14,000	10,236
Angel Yeast Co. Ltd.	62,200	250,646
Anhui Conch Cement Co. Ltd. Class A	2,200	12,520
Anhui Conch Cement Co. Ltd. Class H	6,500	39,700
BAIC Motor Corp. Ltd. Class H (f) (g)	2,500	1,634
Bank of China Ltd. Class H	10,000	4,535
Beijing Capital International Airport Co. Ltd. Class H	96,000	91,111
CGN Power Co. Ltd. Class H (f) (g)	16,000	4,463
China CITIC Bank Class H	42,000	26,750
China Communications Services Corp. Ltd.	10,000	8,938
China Construction Bank Corp. Class H	17,000	14,573
China Longyuan Power Group Corp. Class H	2,000	1,391
China Petroleum & Chemical Corp. Class A	45,300	38,742
China Petroleum & Chemical Corp. Class H	112,000	88,327
China Shenhua Energy Co. Ltd.	16,500	37,700
Daqin Railway Co. Ltd. Class A	1,200	1,490
Dongfeng Motor Group Co. Ltd. Class H	8,000	8,009
Industrial & Commercial Bank of China Ltd. Class H	100,000	73,241

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Jiangsu Expressway Co. Ltd. Class H	2,000	$2,828
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	11,300	219,756
Kweichow Moutai Co. Ltd. Class A	6,500	829,562
Luzhou Laojiao Co. Ltd. Class A	18,600	184,554
PetroChina Co. Ltd. Class H	12,000	7,780
Sany Heavy Industry Co. Ltd.	7,600	14,514
Sinopec Shanghai Petrochemical Co. Ltd. Class H	88,000	41,924
Tsingtao Brewery Co. Ltd. Class H	4,000	18,876
Wuliangye Yibin Co. Ltd. Class A	13,700	193,997
Yanzhou Coal Mining Co. Ltd. Class H	18,000	17,677
Zhejiang Expressway Co. Ltd. Class H	18,000	20,662
Zijin Mining Group Co. Ltd.	4,500	2,345
Zijin Mining Group Co. Ltd. Class H	62,000	25,667

		2,309,826

Czech Republic — 0.1%
CEZ AS	9,370	220,157

Denmark — 0.1%
Carlsberg A/S Class B	792	98,966
Danske Bank A/S	395	6,937
Novo Nordisk A/S Class B	10,593	554,594

		660,497

Finland — 0.0%
Nokia OYJ	8,426	47,935

France — 2.3%
Cie de Saint-Gobain	6,132	222,443
Cie Generale des Etablissements Michelin SCA	135	16,003
Danone SA	59,913	4,621,321
Dassault Aviation SA	602	888,212
Eiffage SA	4,210	404,769
Engie	3,015	44,978
Kering SA	187	107,544
L’Oreal SA	57	15,341
Natixis SA	4,185	22,409
Publicis Groupe SA	801	42,969
Safran SA	17,693	2,427,709
Sanofi	5,893	521,112
Societe Generale SA	3,322	96,306
Sodexo SA	22,368	2,463,662
Total SA Sponsored ADR	810	45,076
Unibail Rodamco Westfield (e)	6,230	1,021,300
Vivendi SA	80	2,319

		12,963,473

Germany — 1.1%
adidas AG	261	63,408
Allianz SE	270	60,053
Bayer AG	25,904	1,674,136

	Number of Shares	Value
Deutsche Boerse AG	44	$5,642
Evonik Industries AG	1,887	51,377
Fresenius SE & Co. KGaA	35,901	1,999,768
Knorr-Bremse AG (c)	18,184	1,806,058
SAP SE	546	63,087
Vonovia SE	2,971	154,004

		5,877,533

Hong Kong — 0.8%
Beijing Enterprises Holdings Ltd.	5,000	28,372
China Mobile Ltd.	7,000	71,580
China Resources Beer Holdings Company Ltd.	4,000	16,838
China Resources Cement Holdings Ltd.	48,000	49,525
CITIC Ltd.	18,000	26,872
CLP Holdings Ltd.	23,500	272,678
CNOOC Ltd.	35,000	65,397
Fosun International Ltd.	28,000	47,529
Hang Lung Properties Ltd.	135,000	329,475
HKT Trust & HKT Ltd.	118,000	189,705
Hysan Development Co. Ltd.	6,000	32,138
I-CABLE Communications Ltd. (c)	22,228	295
Link REIT	20,000	233,871
Power Assets Holdings Ltd.	10,500	72,829
Sino Land Co. Ltd.	76,000	146,949
Sun Hung Kai Properties Ltd.	160,250	2,749,505
Swire Pacific Ltd. Class A	15,000	193,201

		4,526,759

India — 1.0%
Coal India Ltd.	58,307	198,866
HCL Technologies Ltd.	2,410	37,824
Hero MotoCorp Ltd.	5,183	191,089
Hindustan Petroleum Corp. Ltd.	5,013	20,536
Housing Development Finance Corp. Ltd.	60,107	1,704,787
Infosys Ltd.	2,161	23,122
Maruti Suzuki India Ltd.	5,796	558,804
Nestle India Ltd.	8	1,264
Oil & Natural Gas Corp. Ltd.	58,601	135,379
Reliance Industries Ltd.	136,708	2,684,609
Tata Consultancy Services Ltd.	876	25,297

		5,581,577

Indonesia — 0.0%
Bank Central Asia Tbk PT	102,600	200,099

Ireland — 0.1%
Accenture PLC Class A	639	112,477
Allergan PLC	350	51,243
Eaton Corp. PLC	514	41,408
Medtronic PLC	978	89,076

		294,204

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 0.5%
Enel SpA	227,212	$1,454,293
Eni SpA	2,739	48,386
RAI Way SpA (f) (g)	112,345	580,011
Snam SpA	17,365	89,328
Telecom Italia SpA (c)	524,075	318,806
Telecom Italia SpA (c) (e)	287,830	179,057
UniCredit SpA	2,235	28,674

		2,698,555

Japan — 6.9%
Aeon Co. Ltd.	1,000	20,948
Ajinomoto Co., Inc.	110,000	1,760,073
Alfresa Holdings Corp.	5,800	165,277
Alps Alpine Co. Ltd.	3,060	64,144
Astellas Pharma, Inc.	82,750	1,241,525
Canon Marketing Japan, Inc.	5,300	104,497
Daicel Corp. (e)	20,500	223,080
Daikin Industries Ltd.	7,800	916,308
Daiwa House Industry Co. Ltd.	400	12,726
Denso Corp.	41,570	1,624,428
Dowa Holdings Co. Ltd.	3,100	102,153
East Japan Railway Co.	31,653	3,061,181
Eisai Co. Ltd.	200	11,249
Exedy Corp.	3,700	80,469
Fujitsu	100	7,242
GS Yuasa Corp.	6,900	135,825
Hino Motors Ltd.	9,800	82,776
Hitachi Chemical Co. Ltd.	7,300	162,354
Hitachi Ltd.	3,100	100,720
Hoya Corp.	26,920	1,781,292
Japan Airlines Co. Ltd.	80,600	2,839,084
Japan Aviation Electronics Industry Ltd.	10,300	143,867
JFE Holdings, Inc.	600	10,203
Kajima Corp.	300	4,435
Kamigumi Co. Ltd.	5,100	118,282
KDDI Corp.	9,800	211,392
Keyence Corp.	300	187,429
Kinden Corp.	20,300	337,027
Koito Manufacturing Co. Ltd.	30,300	1,724,475
Kuraray Co. Ltd.	7,900	100,706
Kyowa Hakko Kirin Co. Ltd.	800	17,434
Kyudenko Corp.	2,800	88,074
Mabuchi Motor Co. Ltd.	5,500	192,038
Maeda Road Construction Co. Ltd.	5,400	105,214
Medipal Holdings Corp.	6,700	159,350
Mitsubishi Electric Corp.	126,300	1,629,707
Mitsubishi Estate Co. Ltd.	11,800	214,312
Mitsubishi Heavy Industries Ltd.	1,000	41,593
Mitsubishi Motors Corp.	800	4,266
Mitsubishi Tanabe Pharma Corp.	300	4,012
Mitsubishi UFJ Financial Group, Inc.	6,800	33,750

	Number of Shares	Value
Mitsui & Co. Ltd.	1,000	$15,552
Murata Manufacturing Co. Ltd.	32,610	1,630,495
Nichias Corp.	6,000	119,254
Nippo Corp.	5,000	93,374
Nippon Telegraph & Telephone Corp.	4,340	184,473
Nippon Television Holdings, Inc.	12,800	192,273
Nitto Denko Corp.	15,200	801,343
Okumura Corp. (e)	6,246	198,727
Olympus Corp.	58,000	630,680
Ono Pharmaceutical Co. Ltd.	2,000	39,328
Oracle Corp.	500	33,631
Otsuka Holdings Co. Ltd.	600	23,716
Panasonic Corp.	2,300	19,902
Rohm Co. Ltd.	11,060	693,441
Seino Holdings Co. Ltd.	7,100	94,754
Seven & i Holdings Co. Ltd.	2,800	105,659
Shimamura Co. Ltd.	1,100	93,171
Shin-Etsu Chemical Co. Ltd.	24,588	2,068,236
Shionogi & Co. Ltd.	100	6,200
Shiseido Co. Ltd.	700	50,661
Sony Corp.	2,300	96,806
Stanley Electric Co. Ltd.	3,300	89,038
Subaru Corp.	93,330	2,133,345
Sumitomo Chemical Co. Ltd.	8,300	38,746
Sumitomo Mitsui Financial Group, Inc.	200	6,999
Suzuken Co. Ltd.	2,700	156,478
Suzuki Motor Corp.	56,737	2,516,331
Sysmex Corp.	700	42,464
T&D Holdings, Inc.	1,100	11,597
Takeda Pharmaceutical Co. Ltd.	300	12,278
Toagosei Co. Ltd.	16,100	170,781
Toda Corp.	25,900	159,629
Tokyo Gas Co. Ltd.	73,597	1,991,258
Tokyo Steel Manufacturing Co. Ltd.	26,600	231,444
Toray Industries, Inc.	121,900	780,704
Toshiba Corp.	2,000	63,741
Toyota Industries Corp.	28,821	1,449,260
TV Asahi Holdings Corp.	9,300	163,767
Ube Industries Ltd.	42,860	884,048
Unicharm Corp.	700	23,201
Yahoo! Japan Corp. (e)	4,900	12,018
Yamato Kogyo Co. Ltd.	4,000	109,439
ZOZO, Inc.	64,100	1,216,612

		39,279,771

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	772	88,487

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	44,100	78,286

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.0%
America Movil SAB de C.V. Class L	67,402	$48,164
Cemex SAB de CV (c)	15,484	7,227
Grupo Financiero Banorte SAB de CV Class O	738	4,009
Grupo Televisa SAB	964	2,131

		61,531

Netherlands — 1.2%
ABN AMRO Group NV CVA (f) (g)	100,172	2,261,666
Adyen NV (c) (f) (g)	26	20,394
ASML Holding NV	403	75,733
Fiat Chrysler Automobiles NV (c)	1,354	20,246
Koninklijke Ahold Delhaize NV	1,350	35,945
Koninklijke Philips NV	102,485	4,180,894
Mylan NV (c)	886	25,109
NXP Semiconductor NV	966	85,385
Schlumberger Ltd.	3,617	157,593

		6,862,965

Norway — 0.0%
Equinor ASA	926	20,294

Panama — 0.0%
Carnival Corp.	1,285	65,175

Portugal — 0.0%
Jeronimo Martins SGPS SA	9,885	145,875

Republic of Korea — 0.5%
Coway Co. Ltd.	2,426	201,775
Doosan Bobcat, Inc.	2,615	71,255
E-MART, Inc.	177	26,845
Hana Financial Group, Inc.	1,206	38,670
Industrial Bank Of Korea	1,938	23,986
KB Financial Group, Inc.	520	19,217
KT&G Corp.	15,387	1,403,000
LG Chem Ltd.	800	258,389
LG Electronics, Inc.	879	58,145
NCSoft Corp.	409	179,007
POSCO	989	221,180
S-Oil Corp.	1,913	150,987
Samsung Electro-Mechanics Co. Ltd.	25	2,301
Samsung Electronics Co. Ltd.	1,858	73,065
Samsung SDS Co. Ltd.	91	18,837
Shinhan Financial Group Co. Ltd.	1,956	72,458
SK Telecom Co. Ltd.	960	212,692

		3,031,809

Singapore — 0.5%
CapitaLand Ltd.	870,800	2,352,040
ComfortDelGro Corp. Ltd.	114,500	217,626
Genting Singapore Ltd.	74,700	57,437
Singapore Telecommunications Ltd.	90,300	201,480
United Overseas Bank Ltd.	9,800	182,134

		3,010,717

	Number of Shares	Value
South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	1,549	$9,992
Kumba Iron Ore Ltd. (e)	78	2,330
MultiChoice Group Ltd. (c)	12	100
Old Mutual Ltd. (e)	18,306	27,764

		40,186

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	4,225	24,161
CaixaBank SA	8,567	26,779
Cellnex Telecom SA (f) (g)	88,913	2,609,706

		2,660,646

Sweden — 0.0%
Sandvik AB	1,551	25,208
Telefonaktiebolaget LM Ericsson Class B	3,884	35,635

		60,843

Switzerland — 1.1%
Chubb Ltd.	10,369	1,452,489
Nestle SA	51,585	4,923,110
Roche Holding AG	98	27,015
Swiss Re Ltd.	252	24,634

		6,427,248

Taiwan — 0.9%
Cathay Financial Holding Co. Ltd.	148,000	215,708
Cheng Shin Rubber Industry Co. Ltd.	71,211	96,853
Chunghwa Telecom Co. Ltd.	346,000	1,228,711
Far EasTone Telecommunications Co. Ltd.	210,000	505,946
Formosa Chemicals & Fibre Corp.	47,000	171,052
Formosa Petrochemical Corp.	36,000	135,008
Formosa Plastics Corp.	54,000	192,118
Fubon Financial Holding Co. Ltd.	178,000	265,506
Globalwafers Co. Ltd.	2,000	19,761
Hon Hai Precision Industry Co. Ltd.	91,080	218,103
MediaTek, Inc.	2,000	18,303
Nan Ya Plastics Corp.	66,000	169,139
Taiwan Mobile Co. Ltd.	167,000	604,100
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	879,993
Uni-President Enterprises Corp.	119,000	289,623

		5,009,924

Thailand — 0.2%
Advanced Info Service PCL	46,900	271,927
Intouch Holdings PCL	123,800	222,360
PTT Global Chemical PCL	103,900	220,176
The Siam Cement PCL	1,900	28,618
The Siam Cement PCL NVDR	13,400	203,620
Thai Oil PCL	4,300	9,427
Thai Oil PCL	67,300	147,388

		1,103,516

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Turkey — 0.0%
Turkiye Is Bankasi AS	1,994	$1,968

United Kingdom — 2.9%
Barclays PLC	5,026	10,155
Berkeley Group Holdings PLC	3,832	184,247
Diageo PLC	353	14,438
Experian PLC	511	13,846
GlaxoSmithKline PLC	4,064	84,312
Glencore PLC	12,126	50,433
GW Pharmaceuticals PLC ADR (c)	2,041	344,051
HSBC Holdings PLC	227,979	1,856,689
Kingfisher PLC	451,082	1,380,666
Liberty Global PLC Series A (c)	46,110	1,149,061
Liberty Global PLC Series C (c)	1,341	32,466
National Grid PLC	6,137	68,243
NMC Health PLC (e)	38,950	1,160,176
Rolls-Royce Holdings PLC	1,639	19,359
Royal Dutch Shell PLC Class A	2,291	71,989
Royal Dutch Shell PLC Class A	149,052	4,676,379
Royal Dutch Shell PLC Class A Sponsored ADR	27,641	1,730,050
Royal Dutch Shell PLC Class B	2,292	72,449
SSE PLC	760	11,776
Vodafone Group PLC	1,862,669	3,393,811
WPP PLC	88	933

		16,325,529

United States — 30.5%
Abbott Laboratories	2,511	200,729
AbbVie, Inc.	1,579	127,252
Adobe, Inc. (c)	555	147,902
The AES Corp.	2,532	45,779
Agilent Technologies, Inc.	154	12,379
Air Products & Chemicals, Inc.	20,794	3,970,822
Alliance Data Systems Corp.	132	23,097
Ally Financial, Inc.	1,010	27,765
Alphabet, Inc. Class A (c)	75	88,267
Alphabet, Inc. Class C (c)	6,804	7,983,201
Altria Group, Inc.	55,183	3,169,160
Amazon.com, Inc. (c)	2,731	4,863,228
American Airlines Group, Inc.	1,086	34,491
American Electric Power Co., Inc.	11	921
American Tower Corp.	869	171,245
American Water Works Co., Inc.	2,860	298,184
Ameriprise Financial, Inc.	1,080	138,348
Amgen, Inc.	907	172,312
Anadarko Petroleum Corp.	1,781	81,000
Anthem, Inc.	17,611	5,054,005
Apple, Inc.	34,971	6,642,741
AT&T, Inc.	260	8,154
Autodesk, Inc. (c)	353	55,004
Automatic Data Processing, Inc.	286	45,686
Bank of America Corp.	3,361	92,730

	Number of Shares	Value
The Bank of New York Mellon Corp.	921	$46,446
Baxter International, Inc.	2,273	184,818
BB&T Corp.	50	2,326
Berkshire Hathaway, Inc. Class B (c)	1,742	349,950
Biogen, Inc. (c)	4,158	982,868
The Boeing Co.	462	176,216
Booking Holdings, Inc. (c)	41	71,541
Bristol-Myers Squibb Co.	2,174	103,722
Broadcom, Inc.	5	1,504
C.H. Robinson Worldwide, Inc.	2,285	198,772
Capital One Financial Corp.	435	35,535
Cardinal Health, Inc.	733	35,294
Caterpillar, Inc.	388	52,570
CenterPoint Energy, Inc.	1,026	31,498
The Charles Schwab Corp.	43,245	1,849,156
Charter Communications, Inc. Class A (c)	11,509	3,992,587
Chevron Corp.	1,132	139,440
Cisco Systems, Inc.	4,031	217,634
Citigroup, Inc.	13,534	842,085
Cloudera, Inc. (c)	88,835	971,855
CMS Energy Corp.	5,307	294,751
Cognizant Technology Solutions Corp. Class A	427	30,936
Colgate-Palmolive Co.	55,005	3,770,043
Comcast Corp. Class A (h)	159,961	6,395,241
ConocoPhillips	653	43,581
Corning, Inc.	2,742	90,760
Costco Wholesale Corp.	254	61,504
CSX Corp.	2,387	178,595
Cummins, Inc.	193	30,469
CVS Health Corp.	45,612	2,459,855
DaVita, Inc. (c)	29,765	1,615,942
Dell Technologies Class C (c)	36	2,113
Delta Air Lines, Inc.	698	36,052
Devon Energy Corp.	1,035	32,665
Discover Financial Services	709	50,452
Dollar Tree, Inc. (c)	26,363	2,769,169
Domo, Inc. Class B (c) (e)	25,019	1,009,016
Dover Corp.	20,988	1,968,674
DowDuPont, Inc.	35,979	1,918,040
Dropbox, Inc. (c)	75,275	1,640,995
DXC Technology Co.	1,400	90,034
eBay, Inc.	1,345	49,953
Edwards Lifesciences Corp. (c)	233	44,580
Emerson Electric Co.	38,215	2,616,581
Equinix, Inc.	4,405	1,996,170
Equity Residential	21,520	1,620,886
The Estee Lauder Cos., Inc. Class A	26	4,304
Eversource Energy	3,989	283,020
Exelon Corp.	3,870	194,003
Expedia Group, Inc.	621	73,899
Exxon Mobil Corp.	74,900	6,051,920

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Facebook, Inc. Class A (c)	12,498	$2,083,292
Fidelity National Information Services, Inc.	451	51,008
Fieldwood Energy LLC (c)	4,052	141,820
Fieldwood Energy LLC (c)	1,094	35,738
Fifth Third Bancorp	2,061	51,978
FirstEnergy Corp.	7,088	294,932
FleetCor Technologies, Inc. (c)	12,032	2,966,971
Fortune Brands Home & Security, Inc.	1,878	89,412
General Electric Co.	3,636	36,324
General Motors Co.	1,435	53,238
Gilead Sciences, Inc.	36,101	2,346,926
Global Payments, Inc.	1,125	153,585
The Goldman Sachs Group, Inc.	721	138,425
The Hartford Financial Services Group, Inc.	3,421	170,092
HCA Healthcare, Inc.	11,486	1,497,545
Helmerich & Payne, Inc.	719	39,948
Hewlett Packard Enterprise Co.	3,320	51,228
The Home Depot, Inc.	429	82,321
HP, Inc.	1,285	24,968
Humana, Inc.	225	59,850
Huntsman Corp.	1,303	29,304
Illumina, Inc. (c)	153	47,536
Intel Corp.	3,654	196,220
International Business Machines Corp.	887	125,156
Intuit, Inc.	726	189,784
Intuitive Surgical, Inc. (c)	42	23,964
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	-
Johnson & Johnson	47,040	6,575,722
JP Morgan Chase & Co.	40,648	4,114,797
KAR Auction Services, Inc.	19,593	1,005,317
KeyCorp	124	1,953
KLA-Tencor Corp.	519	61,974
Kohl’s Corp.	628	43,188
The Kroger Co.	286	7,036
Lear Corp.	205	27,821
Liberty Broadband Corp. Class A (c)	3,492	320,007
Liberty Broadband Corp. Class C (c)	15,007	1,376,742
Liberty Media Corp-Liberty SiriusXM Class A (c)	12,521	478,052
Liberty Media Corp-Liberty SiriusXM Class C (c)	20,981	802,313
Lockheed Martin Corp.	20	6,003
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	37
Lowe’s Cos., Inc.	3,415	373,840
Marathon Petroleum Corp.	30,995	1,855,051
Marsh & McLennan Cos., Inc.	41,751	3,920,419
Masco Corp.	4,486	176,345
Mastercard, Inc. Class A	908	213,789
McDonald’s Corp.	381	72,352

	Number of Shares	Value
McKesson Corp.	507	$59,349
Merck & Co., Inc.	3,405	283,194
MetLife, Inc.	1,078	45,890
Micron Technology, Inc. (c)	1,173	48,480
Microsoft Corp.	47,328	5,581,864
Mondelez International Inc. Class A	3,487	174,071
Monster Beverage Corp. (c)	129	7,041
Morgan Stanley	33,400	1,409,480
Newmont Mining Corp.	46,367	1,658,548
NextEra Energy Partners LP	18,723	873,241
NextEra Energy, Inc.	16,738	3,235,790
NIKE, Inc. Class B	1,307	110,062
Norfolk Southern Corp.	447	83,540
Northrop Grumman Corp.	202	54,459
NRG Energy, Inc.	1,044	44,349
Occidental Petroleum Corp.	576	38,131
Omnicom Group, Inc.	2,820	205,832
ONEOK, Inc.	40,400	2,821,536
Oracle Corp.	15,697	843,086
Packaging Corporation of America	484	48,100
Paychex, Inc.	862	69,132
PayPal Holdings, Inc. (c)	733	76,115
PepsiCo, Inc.	2,308	282,845
Pfizer, Inc.	89,449	3,798,899
Philip Morris International, Inc.	27,709	2,449,198
Phillips 66	1,685	160,361
The Procter & Gamble Co.	1,299	135,161
The Progressive Corp.	261	18,815
Prudential Financial, Inc.	457	41,989
PVH Corp.	353	43,048
QUALCOMM, Inc.	31,293	1,784,640
Raytheon Co.	19,069	3,472,083
Reinsurance Group of America, Inc.	414	58,780
Rockwell Automation, Inc.	282	49,480
Ross Stores, Inc.	605	56,325
Sempra Energy	10,131	1,275,088
Southern Copper Corp.	1,061	42,100
Starbucks Corp.	1,582	117,606
State Street Corp.	331	21,783
Stryker Corp.	1,092	215,692
SunTrust Banks, Inc.	30,449	1,804,103
Symantec Corp.	1,811	41,635
Sysco Corp.	513	34,248
Target Corp.	636	51,045
Thermo Fisher Scientific, Inc.	774	211,859
The Travelers Cos., Inc.	1,788	245,242
U.S. Bancorp	4,001	192,808
Union Pacific Corp.	623	104,166
United Continental Holdings, Inc. (c)	837	66,776
United Parcel Service, Inc. Class B	162	18,102
United Technologies Corp.	24,265	3,127,516
UnitedHealth Group, Inc.	5,816	1,438,064
Valero Energy Corp.	629	53,358

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
VeriSign, Inc. (c)	415	$75,347
Verizon Communications, Inc.	70,651	4,177,594
VF Corp.	468	40,674
Visa, Inc. Class A	1,551	242,251
Vistra Energy Corp.	10,989	286,044
VMware, Inc. Class A	667	120,400
Vornado Realty Trust	1,334	89,965
Walmart, Inc.	1,468	143,174
The Walt Disney Co.	575	63,842
Waste Management, Inc.	320	33,251
Wells Fargo & Co.	94,080	4,545,946
Welltower, Inc.	6,508	505,021
Western Digital Corp.	36,375	1,748,182
Weyerhaeuser Co.	9,671	254,734
The Williams Cos., Inc.	186,690	5,361,737
Wyndham Destinations, Inc.	976	39,518
Xcel Energy, Inc.	5,764	323,994
Yum China Holdings, Inc.	5,183	232,769
Yum! Brands, Inc.	775	77,353
Zoetis, Inc.	472	47,516
Zynga, Inc. Class A (c)	273,164	1,455,964

		172,628,126

TOTAL COMMON STOCK (Cost $292,373,725)		313,327,145

PREFERRED STOCK — 1.7%
Brazil — 0.0%
Braskem SA Class A 2.650%	1,224	15,912
Itau Unibanco Holding SA 3.000%	27,659	243,222

		259,134

Germany — 0.3%
Henkel AG & Co. KGaA, 1.880%	14,437	1,473,341

Italy — 0.0%
Telecom Italia SpA- RSP 6.410%	68,855	39,217

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 1.530%	1,269	40,594

United States — 1.4%
Citigroup Capital XIII, 7.542%, 3 mo. USD LIBOR + 6.370%, VRN	18,852	515,602
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785%, VRN	20,709	539,262
Grand Rounds, Inc., Series C (Acquired 3/31/15, Cost $336,853) (a) (b) (c) (d)	121,323	309,374

	Number of Shares	Value
Grand Rounds, Inc., Series D (Acquired 5/01/18, Cost $185,458) (a) (b) (c) (d)	76,520	$192,830
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, Cost $628,910) (a) (b) (c) (d)	55,056	314,370
Mandatory Exchangeable Trust 5.750% (e) (f)	8,149	1,657,588
Palantir Technologies, Inc., Series I (Acquired 3/27/14, Cost $656,474) (a) (b) (c) (d)	107,092	680,034
Uber Technologies, Inc., Series D, (Acquired 3/20/14-6/06/14, Cost $1,009,279) (a) (b) (c) (d)	65,060	3,342,783
Wells Fargo & Co. Series L, 7.500% (i)	171	220,992

		7,772,835

TOTAL PREFERRED STOCK (Cost $6,605,166)		9,585,121

TOTAL EQUITIES (Cost $298,978,891)		322,912,266

	Principal Amount
BONDS & NOTES — 32.4%

BANK LOANS — 0.1%
United States — 0.1%
Fieldwood Energy LLC Exit 1st Lien TL, 1 mo. LIBOR + 5.250% 7.749% VRN 4/11/22	$130,182	124,975
Exit 2nd Lien TL, 1 mo. LIBOR + 7.250% 9.749% VRN 4/11/23	175,746	148,286
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 4.236% VRN 10/25/23	520,400	519,099

		792,360

TOTAL BANK LOANS (Cost $828,917)		792,360

CORPORATE DEBT — 5.6%
Australia — 0.3%
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-10/19/18, Cost $950,533), 7.500% 10/01/26 (a) (b) (d) (f)	951,600	951,600
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,109,590), 12.000% 10/01/28 (a) (b) (d) (f)	1,128,500	1,128,500

		2,080,100

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Cayman Islands — 0.1%
Baidu, Inc. 4.375% 5/14/24	$320,000	$331,765

Chile — 0.0%
Inversiones Alsacia SA 8.000% 12/31/19 (b)	433,124	10,828

France — 0.1%
Danone SA 2.589% 11/02/23 (f)	490,000	479,498

India — 0.0%
REI Agro Ltd., Convertible 5.500% 11/13/14 (a) (f) (j)	618,000	6

Japan — 0.3%
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	1,226,000	1,271,774
Takeda Pharmaceutical Co. Ltd. 3.800% 11/26/20 (f)	300,000	304,351

		1,576,125

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	378,000	381,404
Intelsat Jackson Holdings SA 8.000% 2/15/24 (e) (f)	117,000	121,972

		503,376

Netherlands — 0.2%
Bio City Development Co. B.V. , (Acquired 7/15/11, Cost $1,400,000), 8.000% 7/06/20 (a) (b) (d) (f) (j)	1,400,000	255,500
ING Groep NV 4.100% 10/02/23	590,000	606,420
5 year USD Swap + 4.445% 6.000% VRN 12/29/49 (i)	280,000	279,076

		1,140,996

Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (f) (k)	500,000	359,855

United Kingdom — 0.4%
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055% 3.262% VRN 3/13/23	412,000	413,007
3.803% VRN 3/11/25 (l)	230,000	233,147
5 year USD ICE Swap + 3.705% 6.375% VRN 12/29/49 (i)	705,000	709,406
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN 12/31/99 GBP (i) (k)	465,000	1,026,980
UBS Group Funding Switzerland AG 4.125% 9/24/25 (f)	220,000	227,135

		2,609,675

	Principal Amount	Value
United States — 4.0%
Allergan Sales LLC 5.000% 12/15/21 (f)	$190,000	$197,733
Altria Group, Inc. 3.490% 2/14/22	110,000	111,726
3.800% 2/14/24	226,000	230,020
4.400% 2/14/26	356,000	365,910
American Express Co. 3.700% 8/03/23	866,000	887,445
3 mo. USD LIBOR + 3.285% 4.900% VRN 12/29/49 (i)	267,000	265,545
Apple, Inc. 3.200% 5/11/27	679,000	684,631
3.350% 2/09/27	696,000	710,305
AvalonBay Communities, Inc. 3.500% 11/15/24	83,000	84,904
Bank of America Corp. 3.300% 1/11/23	405,000	410,142
3.864% VRN 7/23/24 (l)	90,000	92,557
4.000% 1/22/25	221,000	225,383
4.125% 1/22/24	355,000	371,981
Becton Dickinson and Co. 2.894% 6/06/22	554,000	551,414
3.125% 11/08/21	392,000	393,595
3.363% 6/06/24	176,000	175,999
BP Capital Markets America, Inc. 3.790% 2/06/24	329,000	341,427
Broadcom, Inc. Co. 3.125% 4/15/21 (m)	675,000	674,203
Capital One Financial Corp. 3.200% 1/30/23	285,000	285,366
3.300% 10/30/24	206,000	203,960
Cigna Corp. 3.400% 9/17/21 (f)	538,000	543,471
3.750% 7/15/23 (f)	458,000	469,589
Citigroup, Inc. 3 mo. USD LIBOR + 4.059% 5.875% VRN 12/29/49 (i)	896,000	904,960
3 mo. USD LIBOR + 4.095% 5.950% VRN 12/29/49 (i)	361,000	364,610
Comcast Corp. 3.700% 4/15/24	786,000	811,958
CVS Health Corp. 3.700% 3/09/23	1,225,000	1,244,698
eBay, Inc. 2.750% 1/30/23	213,000	210,354
Edgewell Personal Care Co. 4.700% 5/19/21	36,000	36,495
Energy Transfer Operating LP 4.050% 3/15/25	122,000	123,704
Enterprise Products Operating LLC 3.350% 3/15/23	544,000	552,132
3.750% 2/15/25	121,000	124,902
3.900% 2/15/24	124,000	128,734

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Gilead Sciences, Inc. 3.250% 9/01/22	$397,000	$404,400
3.700% 4/01/24	439,000	453,307
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	397,000	392,413
3.625% 2/20/24	462,000	466,725
3 mo. USD LIBOR + 3.922% 5.375% VRN 12/29/49 (i)	421,000	424,684
Hughes Satellite Systems Corp. 7.625% 6/15/21	70,000	75,251
Marsh & McLennan Cos., Inc. 3.875% 3/15/24	227,000	235,446
McDonald’s Corp. 3.350% 4/01/23	250,000	255,136
Morgan Stanley 3 mo. USD LIBOR + 3.610% 5.450% VRN 12/31/49 (i)	297,000	297,742
NBCUniversal Enterprise, Inc. 5.250% 12/31/49 (f) (i)	300,000	304,500
Nextera Energy Capital Co. Guar 2.900% 4/01/22 (m)	370,000	370,324
Northrop Grumman Corp. 2.550% 10/15/22	397,000	392,615
Philip Morris International, Inc. 3.600% 11/15/23	159,000	163,584
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	150,000	156,000
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	226,000	238,995
QUALCOMM, Inc. 2.600% 1/30/23	200,000	197,656
2.900% 5/20/24	517,000	508,211
Simon Property Group LP 2.750% 6/01/23	159,000	158,726
Starbucks Corp. 3.100% 3/01/23	398,000	402,073
TransDigm, Inc. 6.250% 3/15/26 (f)	1,020,000	1,062,330
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.807% VRN 10/29/49 (i)	110,000	86,350
Verizon Communications, Inc. 3.500% 11/01/24	441,000	451,555
Vistra Operations Co. LLC 5.625% 2/15/27 (f)	353,000	367,120
Walgreen Co. 3.100% 9/15/22	405,000	407,637
Wells Fargo & Co. 3.069% 1/24/23	79,000	79,105
3.750% 1/24/24	254,000	261,386
Wells Fargo Bank NA 3.550% 8/14/23	641,000	657,687

	Principal Amount	Value
The Williams Cos., Inc. 3.700% 1/15/23	$320,000	$325,771
4.550% 6/24/24	184,000	194,229

		22,570,811

TOTAL CORPORATE DEBT (Cost $33,121,045)		31,663,035

SOVEREIGN DEBT OBLIGATIONS — 2.0%
Argentina — 0.8%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (k)	495,000	444,735
5.250% 1/15/28 EUR (k)	100,000	82,381
5.875% 1/11/28	2,293,000	1,758,731
6.875% 1/26/27	1,674,000	1,354,266
7.820% 12/31/33 EUR (k)	964,252	914,568

		4,554,681

Australia — 0.2%
Australia Government International Bond 3.000% 3/21/47 AUD (g) (k)	1,700,000	1,351,556

Canada — 0.2%
Canadian Government International Bond 0.750% 3/01/21 CAD (k)	1,335,000	983,935

Germany — 0.8%
Bundesrepublik Deutschland 0.500% 2/15/28 EUR (g) (k)	3,752,504	4,461,935

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,261,673)		11,352,107

U.S. TREASURY OBLIGATIONS — 24.7%
United States — 24.7%
U.S. Treasury Inflation Index 0.625% 4/15/23	5,107,238	5,142,555
U.S. Treasury Note 1.500% 11/30/19 (n)	1,500,000	1,490,766
2.125% 3/31/24	10,454,400	10,396,166
2.375% 2/29/24	17,903,900	18,021,394
2.500% 1/31/24	28,106,300	28,432,816
2.625% 12/31/23	12,365,800	12,576,019
2.625% 1/31/26 (o)	17,311,100	17,643,527
2.875% 9/30/23	33,026,500	33,911,250
2.875% 11/30/25	2,779,100	2,874,002
3.000% 10/31/25 (o)	8,805,300	9,170,032

		139,658,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,916,224)		139,658,527

TOTAL BONDS & NOTES (Cost $183,127,859)		183,466,029

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.0%
United States — 3.0%
iShares Gold Trust (c) (n)	493,443	$6,108,824
SPDR Gold Shares (n)	13,624	1,662,264
State Street Navigator Securities Lending Prime Portfolio (p)	9,172,498	9,172,498

		16,943,586

TOTAL MUTUAL FUNDS (Cost $17,631,274)		16,943,586

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,855,796)		1,079,866

TOTAL LONG-TERM INVESTMENTS (Cost $502,593,820)		524,401,747

	Principal Amount
SHORT-TERM INVESTMENTS — 8.2%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (q)	$1,603,786	1,603,786

Sovereign Debt Obligations — 3.5%
Japan Treasury Discount Bill 0.000%4/04/19 JPY (k)	455,600,000	4,110,821
0.000%4/22/19 JPY (k)	300,350,000	2,710,258
0.000%5/09/19 JPY (k)	361,050,000	3,258,327
0.000%5/13/19 JPY (k)	358,800,000	3,238,087
0.000%5/20/19 JPY (k)	359,350,000	3,243,164
0.000%5/27/19 JPY (k)	362,250,000	3,269,451

		19,830,108

U.S. Treasury Bill — 4.4%
U.S. Treasury Bill 0.000% 4/02/19	1,000,000	999,934
0.000% 4/11/19	3,000,000	2,998,022
0.000% 4/16/19	7,000,000	6,993,095
0.000% 4/18/19	2,000,000	1,997,766
0.000% 4/23/19	5,000,000	4,992,699
0.000% 4/23/19	1,000,000	998,540
0.000% 4/30/19	6,000,000	5,988,423

		24,968,479

TOTAL SHORT-TERM INVESTMENTS (Cost $46,604,664)		46,402,373

		Value

TOTAL INVESTMENTS — 100.8% (Cost $549,198,484) (r)		$570,804,120

Other Assets/(Liabilities) — (0.8)%		(4,518,061)

NET ASSETS — 100.0%		$566,286,059

	Number of Shares
EQUITIES SOLD SHORT — (0.1)%
Japan — (0.1)%
Sumco Corp.	(29,300)	(328,223)
Yaskawa Electric Corp.	(14,300)	(452,131)

		(780,354)

TOTAL EQUITIES SOLD SHORT (Cost $(911,328))		(780,354)

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $7,477,648 or 1.32% of net assets.

(c)	Non-income producing security.
(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $7,466,820 or 1.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $8,796,372 or 1.55% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(f)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $13,951,951 or 2.46% of net assets.

(g)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $11,334,694 or 2.00% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(h)	A portion of this security is held as collateral for securities sold short.
(i)	Security is perpetual and has no stated maturity date.
(j)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2019, these securities amounted to a value of $255,506 or 0.05% of net assets.

(k)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(l)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(n)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(o)	All or a portion of these securities are pledged/held as collateral for open futures contracts, open purchased and written options. (Note 2).
(p)	Represents investment of security lending collateral. (Note 2).
(q)

Maturity value of $1,603,953. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,638,358.

(r)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.*	398,406	JPY	76,207,100	12/13/19	Topix Banks Index, Strike 191.28	$50,311	$2,030	$(48,281)

Bank of America N.A.*	7,302	USD	1,131,810	1/17/20	Johnson & Johnson, Strike 155.00	28,405	16,934	(11,471)

Barclays Bank PLC*	9,320	EUR	1,276,560	3/19/21	DJ Euro STOXX Banks Index, Strike 136.97	93,874	6,934	(86,940)

BNP Paribas SA*	538,108	JPY	104,414,369	3/13/20	Topix Banks Index, Strike 194.04	81,716	4,522	(77,194)

Citibank N.A.*	19,539	USD	976,950	1/17/20	Halliburton Co., Strike 50.00	83,707	1,915	(81,792)

Citibank N.A.*	7,207	USD	825,202	1/17/20	JP Morgan Chase & Co., Strike 114.50	59,090	16,640	(42,450)

Credit Suisse International*	13,506	USD	607,770	1/17/20	Schlumberger Ltd., Strike 45.00	45,920	47,514	1,594

Credit Suisse International*	10,232	USD	690,660	1/17/20	Anadarko Petroleum Corp., Strike 67.50	53,206	7,374	(45,832)

Goldman Sachs International*	45,250,000	USD	45,250,000	2/27/20	2Y Constant Maturity Swap Index, Strike 0.50	58,825	17,912	(40,913)

Goldman Sachs International*	45,685,000	USD	45,685,000	8/27/20	10Y Constant Maturity Swap Index, Strike 0.50	116,497	116,497	-

JP Morgan Chase Bank N.A.*	14,954	USD	1,869,250	6/28/19	SPDR Gold Shares, Strike 125.00 (n)	44,505	22,253	(22,252)

JP Morgan Chase Bank N.A.*	7,193	USD	564,651	1/17/20	CVS Health Corp., Strike 78.50	38,989	3,725	(35,264)

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
JP Morgan Chase Bank N.A.*	974	USD	1,193,150	1/17/20	Alphabet, Inc., Strike 1,225.00	$76,946	$76,124	$(822)

Morgan Stanley & Co. LLC*	8,741	USD	1,048,920	5/17/19	SPDR Gold Shares, Strike 120.00 (n)	32,559	27,380	(5,179)

Morgan Stanley & Co. LLC*	9,031	USD	1,155,968	7/19/19	SPDR Gold Shares, Strike 128.00 (n)	31,208	10,092	(21,116)

Morgan Stanley & Co. LLC*	753,213	JPY	144,075,035	12/13/19	Topix Banks Index, Strike 191.28	110,023	3,839	(106,184)

Morgan Stanley & Co. LLC*	20,764	JPY	98,760,538	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,756.33	64,856	9,463	(55,393)

Morgan Stanley & Co. LLC*	477,857	JPY	91,768,327	4/10/20	Topix Banks Index, Strike 192.04	72,704	4,936	(67,768)

Morgan Stanley & Co. LLC*	16,632	JPY	80,103,704	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,816.24	47,026	10,808	(36,218)

Morgan Stanley & Co. LLC*	16,772	JPY	82,096,743	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,894.87	57,838	10,588	(47,250)

Nomura International PLC*	48,952	USD	2,202,840	1/17/20	BP PLC, Strike 45.00	83,708	94,758	11,050

Societe Generale*	16,128	USD	1,983,744	4/18/19	SPDR Gold Shares, Strike 123.00 (n)	24,678	8,218	(16,460)

Societe Generale*	17,974	USD	2,228,776	6/21/19	SPDR Gold Shares, Strike 124.00 (n)	47,710	26,541	(21,169)

Societe Generale*	23,650	USD	2,979,900	9/20/19	SPDR Gold Shares, Strike 126.00 (n)	79,109	57,402	(21,707)

UBS AG*	8,371,700	GBP	8,371,700	5/15/19	GBP Call USD Put, Strike 1.32	270,685	126,886	(143,799)

UBS AG*	34,271	USD	1,542,195	6/21/19	Suncor Energy, Inc., Strike 45.00	66,311	94	(66,217)

UBS AG*	50,624	USD	2,632,448	6/21/19	BP PLC, Strike 52.00	74,219	578	(73,641)

UBS AG*	26,905	USD	2,017,875	6/21/19	ConocoPhillips, Strike 75.00	116,189	14,124	(102,065)

UBS AG*	28,897	USD	2,225,069	6/21/19	Royal Dutch Shell PLC, Strike 77.00	50,450	100	(50,350)

UBS AG*	23,656	USD	2,188,180	6/21/19	Occidental Petroleum Corp., Strike 92.50	95,872	30	(95,842)

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
UBS AG*	35,786	USD	2,505,020	9/20/19	Total SA, Strike 70.00	$95,425	$1,486	$(93,939)

UBS AG*	16,398	USD	2,705,670	9/20/19	Facebook, Inc., Strike 165.00	215,191	247,138	31,947

UBS AG*	16,475	USD	1,153,250	1/17/20	Schlumberger Ltd., Strike 70.00	62,038	1,722	(60,316)

UBS AG*	9,603	EUR	1,295,644	6/18/21	DJ Euro STOXX Banks Index, Strike 134.92	103,109	7,414	(95,695)

						2,632,899	1,003,971	(1,628,928)

Put
Barclays Bank PLC*	1,960	USD	4,802,000	4/18/19	S&P 500 Index, Strike 2,450.00	$136,832	$287	$(136,545)

Goldman Sachs International*	2,375	USD	6,590,625	5/17/19	S&P 500 Index, Strike 2,775.00	86,065	75,608	(10,457)

						222,897	75,895	(147,002)

						$2,855,796	$1,079,866	$(1,775,930)

*	Contracts are subject to a Master Netting Agreement.

Written Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.*	7,302	USD	1,241,340	1/17/20	Johnson & Johnson, Strike 170.00	$(10,672)	$(3,639)	$7,033

Bank of America N.A.*	398,406	JPY	88,163,264	12/13/19	Topix Banks Index, Strike 221.29	(19,909)	(317)	19,592

BNP Paribas SA*	538,108	JPY	127,786,928	3/13/20	Topix Banks Index, Strike 237.47	(26,030)	(583)	25,447

Citibank N.A.*	5,354	USD	575,089	4/05/19	JP Morgan Chase & Co., Strike 107.41	(7,766)	(37)	7,729

Citibank N.A.*	5,268	USD	582,035	4/05/19	Microsoft Corp., Strike 110.49	(9,762)	(39,273)	(29,511)

Citibank N.A.*	17,704	USD	663,900	1/17/20	Comcast Corp., Strike 37.50	(53,112)	(83,024)	(29,912)

Citibank N.A.*	7,207	USD	904,479	1/17/20	JP Morgan Chase & Co., Strike 125.50	(32,071)	(4,902)	27,169

Credit Suisse International*	10,232	USD	777,632	1/17/20	Anadarko Petroleum Corp., Strike 76.00	(31,720)	(3,203)	28,517

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Credit Suisse International*	1,653	USD	582,516	4/05/19	Charter Communications, Inc., Strike 352.40	$(11,939)	$(4,156)	$7,783

Goldman Sachs International*	2,375	USD	7,006,250	5/17/19	S&P 500 Index, Strike 2,950.00	(18,763)	(15,731)	3,032

JP Morgan Chase Bank N.A.*	7,193	USD	629,388	1/17/20	CVS Health Corp., Strike 87.50	(17,982)	(1,615)	16,367

JP Morgan Chase Bank N.A.*	974	USD	1,314,900	1/17/20	Alphabet, Inc., Strike 1,350.00	(45,394)	(33,802)	11,592

Morgan Stanley & Co. LLC*	20,764	JPY	117,937,342	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 5,679.90	(25,416)	(1,826)	23,590

Morgan Stanley & Co. LLC*	5,653	USD	586,764	4/05/19	Dollar Tree, Inc., Strike 103.80	(13,212)	(11,024)	2,188

Morgan Stanley & Co. LLC*	3,125	USD	571,450	4/05/19	Raytheon Co., Strike 182.86	(8,910)	(4,653)	4,257

Morgan Stanley & Co. LLC*	2,214,000	USD	2,214,000	4/11/19	USD Put ZAR Call, Strike 15.00	(28,870)	(7,917)	20,953

Morgan Stanley & Co. LLC*	753,213	JPY	166,675,040	12/13/19	Topix Banks Index, Strike 221.29	(51,645)	(599)	51,046

Morgan Stanley & Co. LLC*	477,857	JPY	111,757,468	4/10/20	Topix Banks Index, Strike 233.87	(26,265)	(741)	25,524

Nomura International PLC*	15,150	USD	580,501	4/05/19	Comcast Corp., Strike 38.32	(10,302)	(25,716)	(15,414)

Nomura International PLC*	9,991	USD	560,957	4/05/19	Verizon Communications, Inc., Strike 56.15	(7,593)	(30,224)	(22,631)

UBS AG*	3,253	USD	589,596	4/05/19	Apple, Inc., Strike 181.25	(10,974)	(28,937)	(17,963)

UBS AG*	26,905	USD	2,286,925	6/21/19	ConocoPhillips, Strike 85.00	(35,122)	(330)	34,792

UBS AG*	35,786	USD	2,683,950	9/20/19	Total SA, Strike 75.00	(38,078)	(305)	37,773

						(541,507)	(302,554)	238,953

Put
Bank of America N.A.*	7,302	USD	795,918	1/17/20	Johnson & Johnson, Strike 109.00	$(20,081)	$(14,141)	$5,940

Bank of America N.A.*	398,406	JPY	62,386,396	12/13/19	Topix Banks Index, Strike 156.59	(30,676)	(58,940)	(28,264)

Barclays Bank PLC*	6,214	EUR	684,969	3/19/21	DJ Euro STOXX Banks Index, Strike 110.23	(98,551)	(207,109)	(108,558)

BNP Paribas SA*	538,108	JPY	83,836,365	3/13/20	Topix Banks Index, Strike 155.80	(47,412)	(84,210)	(36,798)

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put (Continued)
Citibank N.A.*	7,207	USD	628,811	1/17/20	JP Morgan Chase & Co., Strike 87.25	$(27,170)	$(23,692)	$3,478

Citibank N.A.*	19,539	USD	683,865	1/17/20	Halliburton Co., Strike 35.00	(33,294)	(135,698)	(102,404)

Credit Suisse International*	13,506	USD	445,698	1/17/20	Schlumberger Ltd., Strike 33.00	(28,903)	(15,649)	13,254

Credit Suisse International*	10,232	USD	470,672	1/17/20	Anadarko Petroleum Corp., Strike 46.00	(29,417)	(60,448)	(31,031)

Goldman Sachs International*	2,375	USD	6,056,250	5/17/19	S&P 500 Index, Strike 2,550.00	(19,356)	(14,344)	5,012

JP Morgan Chase Bank N.A.*	7,476	USD	889,644	6/28/19	SPDR Gold Shares, Strike 119.00 (n)	(12,437)	(6,100)	6,337

JP Morgan Chase Bank N.A.*	7,193	USD	402,808	1/17/20	CVS Health Corp., Strike 56.00	(20,500)	(50,441)	(29,941)

JP Morgan Chase Bank N.A.*	974	USD	837,640	1/17/20	Alphabet, Inc., Strike 860.00	(37,499)	(11,292)	26,207

Morgan Stanley & Co. LLC*	9,031	USD	1,083,720	7/19/19	SPDR Gold Shares, Strike 120.00 (n)	(7,087)	(11,848)	(4,761)

Morgan Stanley & Co. LLC*	20,764	JPY	79,583,734	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,832.77	(46,101)	(59,003)	(12,902)

Morgan Stanley & Co. LLC*	11,088	JPY	42,366,804	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,820.96	(28,576)	(40,728)	(12,152)

Morgan Stanley & Co. LLC*	11,181	JPY	42,337,938	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,786.60	(34,357)	(45,288)	(10,931)

Morgan Stanley & Co. LLC*	753,213	JPY	117,943,816	12/13/19	Topix Banks Index, Strike 156.59	(64,202)	(111,419)	(47,217)

Morgan Stanley & Co. LLC*	477,857	JPY	75,413,576	4/10/20	Topix Banks Index, Strike 157.82	(45,286)	(84,558)	(39,272)

Nomura International PLC*	48,952	USD	1,762,272	1/17/20	BP PLC, Strike 36.00	(55,806)	(46,085)	9,721

Societe Generale*	16,373	USD	1,932,014	9/20/19	SPDR Gold Shares, Strike 118.00 (n)	(15,227)	(19,157)	(3,930)

UBS AG*	16,475	USD	864,938	1/17/20	Schlumberger Ltd., Strike 52.50	(40,742)	(174,829)	(134,087)

UBS AG*	36,889	USD	5,717,795	1/17/20	Facebook, Inc., Strike 155.00	(418,746)	(401,661)	17,085

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put (Continued)
UBS AG*	6,318	EUR	672,108	6/18/21	DJ Euro STOXX Banks Index, Strike 106.38	$(101,970)	$(209,091)	$(107,121)

						(1,263,396)	(1,885,731)	(622,335)

						$(1,804,903)	$(2,188,285)	$(383,382)

*	Contracts are subject to a Master Netting Agreement.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	1,190,000	Bank of America N.A.*	4/25/19	$1,362,216	$(24,732)
EUR	1,215,000	Bank of America N.A.*	5/23/19	1,382,027	(13,248)
JPY	302,189,000	Bank of America N.A.*	5/10/19	2,773,096	(37,703)
JPY	468,483,000	Bank of America N.A.*	5/17/19	4,270,992	(28,421)
JPY	359,350,000	Bank of America N.A.*	5/20/19	3,274,290	(19,400)

				13,062,621	(123,504)

GBP	2,119,000	Barclays Bank PLC*	5/16/19	2,743,917	22,029
NOK	8,889,000	Barclays Bank PLC*	5/02/19	1,058,669	(26,842)
ZAR	23,818,000	Barclays Bank PLC*	6/14/19	1,651,928	(15,538)

				5,454,514	(20,351)

JPY	305,488,000	Goldman Sachs International*	4/26/19	2,813,141	(50,861)

GBP	1,862,000	JP Morgan Chase Bank N.A.*	4/12/19	2,383,728	42,672
GBP	1,099,000	JP Morgan Chase Bank N.A.*	5/23/19	1,434,824	196
JPY	188,283,082	JP Morgan Chase Bank N.A.*	5/13/19	1,690,874	13,777

				5,509,426	56,645

EUR	2,450,000	Morgan Stanley & Co. LLC*	6/05/19	2,788,388	(25,295)
EUR	2,443,000	Morgan Stanley & Co. LLC*	6/13/19	2,760,407	(3,325)
JPY	300,049,750	Morgan Stanley & Co. LLC*	4/25/19	2,750,000	(37,149)
JPY	362,250,000	Morgan Stanley & Co. LLC*	5/28/19	3,261,383	21,453

				11,560,178	(44,316)

JPY	170,516,918	UBS AG*	5/13/19	1,536,244	7,559

				$39,936,124	$(174,828)

Contracts to Deliver
AUD	1,268,000	Bank of America N.A.*	4/26/19	$905,370	$4,597
EUR	1,215,000	Bank of America N.A.*	5/23/19	1,393,471	24,692

				2,298,841	29,289

AUD	1,865,000	BNP Paribas SA*	6/13/19	1,312,335	(13,687)
JPY	455,600,000	BNP Paribas SA*	4/04/19	4,217,764	106,325

				5,530,099	92,638

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
INR	15,216,280	Citibank N.A.*	5/28/19		$211,029	$(6,969)
JPY	358,800,000	Citibank N.A.*	5/13/19		3,309,856	61,402

					3,520,885	54,433

JPY	300,350,000	Goldman Sachs International*	4/22/19		2,752,636	37,837
JPY	362,250,000	Goldman Sachs International*	5/28/19		3,287,447	4,611

					6,040,083	42,448

INR	86,225,720	JP Morgan Chase Bank N.A.*	5/28/19		1,196,309	(39,015)
JPY	361,050,000	JP Morgan Chase Bank N.A.*	5/09/19		3,321,099	53,111
JPY	359,350,000	JP Morgan Chase Bank N.A.*	5/20/19		3,299,883	44,994

					7,817,291	59,090

					$25,207,199	$277,898

Cross Currency Forwards
SEK	24,526,357	JP Morgan Chase Bank N.A.*	6/20/19	EUR	2,349,000	$1,061

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
Yen Denom Nikkei	6/13/19	6	$(578,974)	$3,498
Euro Stoxx 50 Index	6/21/19	205	(7,365,619)	(158,633)
Nasdaq 100 E Mini Index	6/21/19	9	(1,302,260)	(29,830)
S&P 500 E Mini Index	6/21/19	9	(1,271,383)	(5,627)

				$(190,592)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps

	USD	4,180	6/20/24	Quarterly	(5.000%)	CDX.NA.HY.32.V1†	$(22)	$(256)	$(278)

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
Centrally Cleared Swaps

	EUR	1,960,375	2/15/28	Annually/ Semi-Annually	Fixed 0.841%	6-Month EURIBOR	$(91,680)	$44	$(91,636)

	EUR	2,153,000	2/15/28	Annually/ Semi-Annually	Fixed 0.840%	6-Month EURIBOR	(100,645)	48	(100,597)

	EUR	11,271,175	10/29/28	Annually/ Semi-Annually	Fixed 0.985%	6-Month EURIBOR	(666,451)	246	(666,205)

	USD	14,243,168	10/29/28	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 3.200%	980,140	273	980,413

							$121,364	$611	$121,975

Reference Entity	Currency	Fixed Amount Paid (Received) by the Fund**	Counterparty	Expiration Date	Payments Frequency	Contract Amount	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps

EURO Stoxx Banks Index	EUR	(834,678)	BNP Paribas SA*	4/30/19	Maturity	3,836	$25,046	$-	$25,046

NIKKEI 225 Dividend Index Future December 2020	JPY	11,482,500	BNP Paribas SA*	3/31/21	Maturity	30,000	20,207	-	20,207

NIKKEI 225 Dividend Index Future December 2020	JPY	8,430,000	BNP Paribas SA*	3/31/21	Maturity	20,000	6,478	-	6,478

NIKKEI 225 Dividend Index Future December 2020	JPY	23,280,000	BNP Paribas SA*	4/01/21	Maturity	60,000	37,571	-	37,571

NIKKEI 225 Dividend Index Future December 2021	JPY	11,925,000	BNP Paribas SA*	3/31/22	Maturity	30,000	16,512	-	16,512

NIKKEI 225 Dividend Index Future December 2021	JPY	7,970,000	BNP Paribas SA*	3/31/22	Maturity	20,000	10,827	-	10,827

NIKKEI 225 Dividend Index Future December 2021	JPY	8,520,000	BNP Paribas SA*	3/31/22	Maturity	20,000	6,671	(806)	5,865

NIKKEI 225 Dividend Index Future December 2021	JPY	23,580,000	BNP Paribas SA*	4/01/22	Maturity	60,000	35,460	-	35,460

S&P 500 Dividend Index Future December 2021	USD	194,200	BNP Paribas SA*	12/17/21	Maturity	4,000	46,000	-	46,000

S&P 500 Dividend Index Future December 2020	USD	155,919	Goldman Sachs International*	12/18/20	Maturity	3,250	36,319	-	36,319

							$241,091	$(806)	$240,285

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation/ (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Asset Percentage
Contracts for Difference (a)
OTC Swaps

Equity Securities Short	J.P. Morgan Chase Bank N.A.*	4/10/19	$1,319,845	$(38,620)	$1,358,465	0.2%

Equity Securities Short	Citigroup Global Markets Inc.*	4/22/19	1,264,488	(19,636)	1,284,124	0.2%

				$(58,256)	$2,642,589

(a)

The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5) – 17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR
1 week USD LIBOR
Federal Funds Rate

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

A portion of the cash collateral held by Goldman Sachs International and BNP Paribas SA in the amount of $150,000 and $130,000 in cash, respectively, was related to swap agreements at March 31, 2019. Collateral for swap agreements received by Bank of America N.A. amounted to $365,000 in cash, at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.
**	At expiration, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$524,401,747
Repurchase agreements, at value (Note 2) (b)	1,603,786
Other short-term investments, at value (Note 2) (c)	44,798,587

Total investments (d)	570,804,120

Cash	18,044
Foreign currency, at value (e)	59,428
Receivables from:
Investments sold	11,321,111
Collateral pledged for equities sold short	1,205,704
Open forward contracts (Note 2)	446,316
Investment adviser (Note 3)	91,273
Fund shares sold	7,390,043
Collateral pledged for open swaps agreements (Note 2)	365,000
Interest and dividends	2,317,796
Interest tax reclaim receivable	110,313
Foreign taxes withheld	351,864
Open swap agreements, at value (Note 2)	240,285
Prepaid expenses	69,616

Total assets	594,790,913

Liabilities:
Payables for:
Investments purchased	12,223,412
Collateral held for open derivative instruments (Note 2)	350,120
Written options outstanding, at value (Note 2) (f)	2,188,285
Equities sold short, at value (Note 2) (g)	780,354
Dividend on short sales (Note 2)	3,357
Open forward contracts (Note 2)	342,185
Interest and dividends	28,489
Investments purchased on a when-issued basis (Note 2)	1,043,856
Fund shares repurchased	618,949
Securities on loan (Note 2)	9,172,498
Premium on purchased options	116,497
Open swap agreements, at value (Note 2)	58,256
Trustees’ fees and expenses (Note 3)	75,542
Variation margin on open derivative instruments (Note 2)	50,330
Affiliates (Note 3):
Investment advisory fees	346,247
Administration fees	126,254
Service fees	15,440
Shareholder service fees	1,446
Distribution fees	7,733
Accrued expense and other liabilities	955,604

Total liabilities	28,504,854

Net assets	$566,286,059

Net assets consist of:
Paid-in capital	$536,413,367
Accumulated Gain (Loss)	29,872,692

Net assets	$566,286,059

(a) Cost of investments:	$502,593,820
(b) Cost of repurchase agreements:	$1,603,786
(c) Cost of other short-term investments:	$45,000,878
(d) Securities on loan with market value of:	$8,796,372
(e) Cost of foreign currency:	$67,672
(f) Premiums on written options:	$1,804,903
(g) Proceeds from equities sold short:	$911,328

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Class I shares:
Net assets	$524,404,587

Shares outstanding (a)	49,348,141

Net asset value, offering price and redemption price per share	$10.63

Class R5 shares:
Net assets	$4,789,646

Shares outstanding (a)	444,039

Net asset value, offering price and redemption price per share	$10.79

Service Class shares:
Net assets	$3,815,771

Shares outstanding (a)	359,257

Net asset value, offering price and redemption price per share	$10.62

Administrative Class shares:
Net assets	$8,096,451

Shares outstanding (a)	737,900

Net asset value, offering price and redemption price per share	$10.97

Class A shares:
Net assets	$2,863,931

Shares outstanding (a)	270,016

Net asset value, and redemption price per share	$10.61

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.23

Class R4 shares:
Net assets	$9,305,242

Shares outstanding (a)	887,257

Net asset value, offering price and redemption price per share	$10.49

Class R3 shares:
Net assets	$13,010,431

Shares outstanding (a)	1,244,655

Net asset value, offering price and redemption price per share	$10.45

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Investment income (Note 2):
Dividends (a)	$3,387,563
Interest (b)	3,052,564
Securities lending net income	24,555

Total investment income	6,464,682

Expenses (Note 3):
Custody fees	300,053
Dividend expense on short sales	23,744
Investment advisory fees	2,126,115
Audit fees	78,026
Legal fees	32,439
Proxy fees	382
Accounting & Administration fees	46,083
Shareholder reporting fees	23,286
Trustees’ fees	12,341
Registration and filing fees	43,956
Transfer agent fees	1,480

2,687,905
Administration fees:
Class R5	2,381
Service Class	3,065
Administrative Class	5,871
Class A	2,187
Class R4	9,321
Class R3	12,834
Distribution fees:
Class R3	16,042
Distribution and Service fees:
Class A	3,644
Class R4	11,651
Class R3	16,042
Shareholder service fees:
Service Class	1,022
Administrative Class	5,871
Class A	2,187

Total expenses	2,780,023
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(472,422)
Class R5 fees reimbursed by adviser	(4,444)
Service Class fees reimbursed by adviser	(3,802)
Administrative Class fees reimbursed by adviser	(7,346)
Class A fees reimbursed by adviser	(2,721)
Class R4 fees reimbursed by adviser	(8,793)
Class R3 fees reimbursed by adviser	(11,980)

Net expenses:	2,268,515

Net investment income (loss)	4,196,167

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$6,682,607
Futures contracts	400,095
Written options	862,666
Equities sold short	310,693
Swap agreements	(273,712)
Foreign currency transactions	167,486
Forward contracts	(365,999)

Net realized gain (loss)	7,783,836

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(15,801,816)*
Futures contracts	61,698
Written options	2,321
Equities sold short	(32,383)
Swap agreements	283,197
Translation of assets and liabilities in foreign currencies	(22,820)
Forward contracts	83,298

Net change in unrealized appreciation (depreciation)	(15,426,505)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(7,642,669)

Net increase (decrease) in net assets resulting from operations	$(3,446,502)

(a) Net of foreign withholding tax of:	$174,792
(b) Net of foreign withholding tax of:	$1,960
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$(19,881)

The accompanying notes are an integral part of the consolidated financial statements.

26

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,196,167	$8,831,409
Net realized gain (loss)	7,783,836	17,060,599
Net change in unrealized appreciation (depreciation)	(15,426,505)	(10,649,912)

Net increase (decrease) in net assets resulting from operations	(3,446,502)	15,242,096

Distributions to shareholders (Note 2):
Class I	(22,186,688)	(13,565,956)*
Class R5	(198,646)	(177,850)*
Service Class	(174,343)	(248,833)*
Administrative Class	(304,003)	(210,845)*
Class A	(106,693)	(67,977)*
Class R4	(353,100)	(232,877)*
Class R3	(473,178)	(261,470)*

Total distributions	(23,796,651)	(14,765,808)

Net fund share transactions (Note 5):
Class I	12,241,207	(8,551,985)
Class R5	(1,422,584)	(1,093,416)
Service Class	(549,990)	(6,434,964)
Administrative Class	(206,689)	(1,235,167)
Class A	(808,885)	(45,709)
Class R4	336,047	(1,185,994)
Class R3	(437,275)	79,137

Increase (decrease) in net assets from fund share transactions	9,151,831	(18,468,098)

Total increase (decrease) in net assets	(18,091,322)	(17,991,810)
Net assets*
Beginning of period	584,377,381	602,369,191

End of period	$566,286,059	$584,377,381

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the consolidated financial statements.

27

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]		Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j],y		Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]		Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class I
3/31/19[r]	$11.18	$0.08	$(0.17)	$(0.09)	$(0.12)	$(0.34)	$(0.46)	$10.63	(0.47%	)[b]	$524,405	0.99%	[a]	0.80%	[a]	0.79%	[a]	1.57%	[a]
9/30/18	11.17	0.17	0.12	0.29	(0.25)	(0.03)	(0.28)	11.18	2.61%		537,404	0.97%		0.79%		0.79%	[z]	1.51%
9/30/17	10.16	0.14	0.97	1.11	(0.10)	-	(0.10)	11.17	10.99%		545,487	1.00%		0.81%		0.79%		1.33%
9/30/16	10.11	0.14	0.53	0.67	(0.08)	(0.54)	(0.62)	10.16	6.91%		519,733	0.97%		0.80%		0.79%		1.39%
9/30/15[i]	10.73	0.11	(0.48)	(0.37)	(0.07)	(0.18)	(0.25)	10.11	(3.53%	)[b]	590,934	0.96%	[a]	0.79%	[a]	0.79%	[a,z]	1.39%	[a]
12/31/14[h]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]	611,549	0.96%	[a]	0.79%	[a]	0.79%	[a,z]	1.40%	[a]
Class R5
3/31/19[r]	$11.33	$0.08	$(0.17)	$(0.09)	$(0.11)	$(0.34)	$(0.45)	$10.79	(0.52%	)[b]	$4,790	1.08%	[a]	0.90%	[a]	0.89%	[a]	1.45%	[a]
9/30/18	11.31	0.16	0.13	0.29	(0.24)	(0.03)	(0.27)	11.33	2.57%		6,466	1.06%		0.89%		0.89%	[z]	1.41%
9/30/17	10.29	0.13	0.98	1.11	(0.09)	-	(0.09)	11.31	10.83%		7,554	1.10%		0.91%		0.89%		1.23%
9/30/16	10.23	0.13	0.54	0.67	(0.07)	(0.54)	(0.61)	10.29	6.81%		7,390	1.07%		0.90%		0.89%		1.33%
9/30/15[i]	10.87	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.23	(3.67%	)[b]	7,340	1.06%	[a]	0.89%	[a]	0.89%	[a,z]	1.26%	[a]
12/31/14	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%		12,994	1.01%		0.88%		0.88%	[z]	2.12%
12/31/13	10.73	0.12	1.44	1.56	(0.15)	(0.40)	(0.55)	11.74	14.65%		615,383	0.97%		0.86%		0.86%	[z]	1.04%
Service Class
3/31/19[r]	$11.16	$0.07	$(0.17)	$(0.10)	$(0.10)	$(0.34)	$(0.44)	$10.62	(0.63%	)[b]	$3,816	1.18%	[a]	1.00%	[a]	0.99%	[a]	1.35%	[a]
9/30/18	11.14	0.13	0.15	0.28	(0.23)	(0.03)	(0.26)	11.16	2.50%		4,587	1.16%		0.99%		0.99%	[z]	1.20%
9/30/17	10.14	0.12	0.95	1.07	(0.07)	-	(0.07)	11.14	10.66%		11,011	1.20%		1.01%		0.99%		1.12%
9/30/16	10.08	0.12	0.54	0.66	(0.06)	(0.54)	(0.60)	10.14	6.79%		11,890	1.17%		1.00%		0.99%		1.23%
9/30/15[i]	10.72	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.08	(3.72%	)[b]	15,267	1.16%	[a]	0.99%	[a]	0.99%	[a,z]	1.21%	[a]
12/31/14	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%		11,605	1.14%		0.99%		0.99%	[z]	1.61%
12/31/13	10.72	0.11	1.44	1.55	(0.13)	(0.40)	(0.53)	11.74	14.48%		11,658	1.07%		0.96%		0.96%	[z]	0.98%
Administrative Class
3/31/19[r]	$11.50	$0.07	$(0.17)	$(0.10)	$(0.09)	$(0.34)	$(0.43)	$10.97	(0.64%	)[b]	$8,096	1.29%	[a]	1.10%	[a]	1.09%	[a]	1.27%	[a]
9/30/18	11.48	0.14	0.13	0.27	(0.22)	(0.03)	(0.25)	11.50	2.32%		8,687	1.26%		1.09%		1.09%	[z]	1.19%
9/30/17	10.44	0.11	0.99	1.10	(0.06)	-	(0.06)	11.48	10.59%		9,916	1.30%		1.11%		1.09%		1.03%
9/30/16	10.36	0.11	0.55	0.66	(0.04)	(0.54)	(0.58)	10.44	6.61%		9,991	1.27%		1.10%		1.09%		1.11%
9/30/15[i]	11.02	0.09	(0.50)	(0.41)	(0.07)	(0.18)	(0.25)	10.36	(3.80%	)[b]	14,055	1.26%	[a]	1.09%	[a]	1.09%	[a,z]	1.09%	[a]
12/31/14	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%		16,936	1.25%		1.10%		1.10%	[z]	1.50%
12/31/13	10.98	0.09	1.48	1.57	(0.12)	(0.40)	(0.52)	12.03	14.36%		19,051	1.22%		1.11%		1.11%	[z]	0.79%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	61%	145%	153%	171%	90%	94%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Amount of short sale dividend and loan expense had no impact on the ratio of expenses to average daily net assets.

The accompanying notes are an integral part of the consolidated financial statements.

28

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]		Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j],y		Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]		Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class A
3/31/19[r]	$11.10	$0.05	$(0.15)	$(0.10)	$(0.05)	$(0.34)	$(0.39)	$10.61	(0.67%	)[b]	$2,864	1.53%	[a]	1.35%	[a]	1.34%	[a]	1.00%	[a]
9/30/18	11.08	0.11	0.11	0.22	(0.17)	(0.03)	(0.20)	11.10	2.00%		3,836	1.52%		1.34%		1.34%	[z]	0.96%
9/30/17	10.07	0.08	0.97	1.05	(0.04)	-	(0.04)	11.08	10.42%		3,873	1.55%		1.36%		1.34%		0.77%
9/30/16	10.01	0.09	0.52	0.61	(0.01)	(0.54)	(0.55)	10.07	6.26%		5,748	1.52%		1.35%		1.34%		0.87%
9/30/15[i]	10.67	0.07	(0.48)	(0.41)	(0.07)	(0.18)	(0.25)	10.01	(3.93%	)[b]	6,922	1.51%	[a]	1.34%	[a]	1.34%	[a,z]	0.85%	[a]
12/31/14	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%		8,694	1.50%		1.35%		1.35%	[z]	1.26%
12/31/13	10.69	0.06	1.44	1.50	(0.10)	(0.40)	(0.50)	11.69	14.13%		8,844	1.47%		1.36%		1.36%	[z]	0.53%
Class R4
3/31/19[r]	$11.00	$0.06	$(0.16)	$(0.10)	$(0.07)	$(0.34)	$(0.41)	$10.49	(0.65%	)[b]	$9,305	1.44%	[a]	1.25%	[a]	1.24%	[a]	1.13%	[a]
9/30/18	11.00	0.12	0.11	0.23	(0.20)	(0.03)	(0.23)	11.00	2.10%		9,324	1.41%		1.24%		1.24%	[z]	1.05%
9/30/17	10.01	0.08	0.97	1.05	(0.06)	-	(0.06)	11.00	10.53%		10,527	1.45%		1.26%		1.24%		0.82%
9/30/16	9.99	0.11	0.51	0.62	(0.06)	(0.54)	(0.60)	10.01	6.46%		16,392	1.42%		1.25%		1.24%		1.10%
9/30/15[i]	10.65	0.08	(0.49)	(0.41)	(0.07)	(0.18)	(0.25)	9.99	(3.84%	)[b]	2,642	1.41%	[a]	1.24%	[a]	1.24%	[a,z]	0.93%	[a]
12/31/14[h]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]	101	1.41%	[a]	1.24%	[a]	1.24%	[a,z]	1.20%	[a]
Class R3
3/31/19[r]	$10.95	$0.04	$(0.16)	$(0.12)	$(0.04)	$(0.34)	$(0.38)	$10.45	(0.83%	)[b]	$13,010	1.69%	[a]	1.50%	[a]	1.49%	[a]	0.87%	[a]
9/30/18	10.95	0.09	0.12	0.21	(0.18)	(0.03)	(0.21)	10.95	1.88%		14,074	1.67%		1.49%		1.49%	[z]	0.82%
9/30/17	9.98	0.07	0.95	1.02	(0.05)	-	(0.05)	10.95	10.23%		14,001	1.70%		1.51%		1.49%		0.64%
9/30/16	9.98	0.08	0.52	0.60	(0.06)	(0.54)	(0.60)	9.98	6.16%		10,403	1.67%		1.50%		1.49%		0.83%
9/30/15[i]	10.65	0.06	(0.48)	(0.42)	(0.07)	(0.18)	(0.25)	9.98	(4.03%	)[b]	2,587	1.66%	[a]	1.49%	[a]	1.49%	[a,z]	0.73%	[a]
12/31/14[h]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]	101	1.66%	[a]	1.49%	[a]	1.49%	[a,z]	0.95%	[a]

29

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2019, the Fund’s net assets were $566,286,059, of which $9,318,034 or 1.65%, represents the Subsidiary’s net assets.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the Securities and Exchange Commission (“SEC”), the presentation of certain disclosures within the Statement of Assets and Liabilities and the Statement of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statement of Assets and Liabilities. Adjustments to the Statement of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

Distributions to shareholders
From net investment income:
Class I	$(12,090,103)
Class R5	(157,710)
Service Class	(219,365)
Administrative Class	(184,721)
Class A	(57,693)
Class R4	(202,063)
Class R3	(222,866)

Total distributions from net investment income	(13,134,521)

From net realized gains:
Class I	(1,475,853)
Class R5	(20,140)
Service Class	(29,468)
Administrative Class	(26,124)
Class A	(10,284)
Class R4	(30,814)
Class R3	(38,604)

Total distributions from net realized gains	(1,631,287)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$4,003,912

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields,

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadviser utilizes one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date the Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2019, for the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Investments
Common Stock*
Australia	$-	$1,073,437	$291,792	$1,365,229
Belgium	-	7,889	-	7,889
Bermuda	-	695,349	-	695,349
Brazil	2,947,424	-	-	2,947,424
Canada	9,552,920	-	-	9,552,920
Cayman Islands	2,849,654	3,511,453	-	6,361,107
Chile	113,716	-	-	113,716
China	-	2,309,826	-	2,309,826
Czech Republic	-	220,157	-	220,157
Denmark	-	660,497	-	660,497
Finland	-	47,935	-	47,935
France	1,066,376	11,897,097	-	12,963,473
Germany	-	5,877,533	-	5,877,533
Hong Kong	-	4,526,759	-	4,526,759
India	-	5,581,577	-	5,581,577
Indonesia	-	200,099	-	200,099
Ireland	294,204	-	-	294,204
Italy	-	2,698,555	-	2,698,555
Japan	-	39,279,771	-	39,279,771
Liberia	88,487	-	-	88,487
Malaysia	-	78,286	-	78,286
Mexico	61,531	-	-	61,531
Netherlands	268,087	6,594,878	-	6,862,965
Norway	-	20,294	-	20,294
Panama	65,175	-	-	65,175
Portugal	-	145,875	-	145,875
Republic of Korea	-	3,031,809	-	3,031,809
Singapore	-	3,010,717	-	3,010,717
South Africa	100	40,086	-	40,186
Spain	-	2,660,646	-	2,660,646
Sweden	-	60,843	-	60,843
Switzerland	1,452,489	4,974,759	-	6,427,248

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Investments (Continued)
Taiwan	$-	$5,009,924	$-	$5,009,924
Thailand	890,469	213,047	-	1,103,516
Turkey	-	1,968	-	1,968
United Kingdom	3,255,628	13,069,901	-	16,325,529
United States	172,450,531	177,558	37	172,628,126
Preferred Stock*
Brazil	259,134	-	-	259,134
Germany	-	1,473,341	-	1,473,341
Italy	-	39,217	-	39,217
Republic of Korea	-	40,594	-	40,594
United States	1,275,856	1,657,588	4,839,391	7,772,835
Bank Loans	-	792,360	-	792,360
Corporate Debt	-	29,327,435	2,335,600	31,663,035
Sovereign Debt Obligations	-	11,352,107	-	11,352,107
U.S. Treasury Obligations	-	139,658,527	-	139,658,527
Mutual Funds	16,943,586	-	-	16,943,586
Purchased Options	-	1,079,866	-	1,079,866
Short-Term Investments	-	46,402,373	-	46,402,373

Total Investments	$213,835,367	$349,501,933	$7,466,820	$570,804,120

Liability Investments
Equities Sold Short	$-	$(780,354)	$-	$(780,354)

Asset Derivatives
Forward Contracts	$-	$446,316	$-	$446,316
Futures Contracts	3,498	-	-	3,498
Swap Agreements	-	1,220,698	-	1,220,698

Total	$3,498	$1,667,014	$-	$1,670,512

Liability Derivatives
Forward Contracts	$-	$(342,185)	$-	$(342,185)
Futures Contracts	(194,090)	-	-	(194,090)
Swap Agreements	-	(916,972)	-	(916,972)
Written Options	-	(2,188,285)	-	(2,188,285)

Total	$(194,090)	$(3,447,442)	$-	$(3,641,532)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets, as applicable.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to securities on loan, collateral pledged for equities sold short, collateral pledged for open swaps agreements, collateral held for open derivative instruments, approximate fair value, which would be categorized at Level 2, as of March 31, 2019.

The Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Fund. The Fund recognizes transfers between the Levels as of the beginning of the year.

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/19
Common Stock	$594	$-	$-	$(64,242)	$355,477	$-	$-	$-	$291,829	$(64,242)
Preferred Stock	4,510,507	-	-	328,884	-	-	-	-	4,839,391	328,884
Corporate Debt	1,366,155	-	174	820,119	2,060,122	(1,910,970)	-	-	2,335,600	19,978

	$5,877,256	$-	$174	$1,084,761	$2,415,599	$(1,910,970)	$-	$-	$7,466,820	$284,620

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common Stock — $291,829
Jawbone Health Hub, Inc.	$0	Worthless	Worthless	$0.00
Lookout, Inc.	37	Market Approach	Option Pricing Method / EV Multiple	2.40x
Quintis Group	291,792	Market Approach	Enterprise Value Coverage Analysis	$0.50

Corporate Debt — $2,335,600

Bio City Development Co. B.V.	$255,500	Market Approach	Coverage Analysis - Expected Recovery Rate	18.25%
			Cashflow Discount Rate	34.66%
Quintis (Australia) Pty Limited First Lien Note	951,600	Market Approach	Enterprise Value Coverage Analysis	$100.00
Quintis (Australia) Pty Limited Second Lien Note	1,128,500	Market Approach	Enterprise Value Coverage Analysis	$100.00

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred Stock — $4,839,391

Grand Rounds, Inc., Series C	$309,374	Market Approach	Probability Weighted Expected Return Method
			December 31, 2019 IPO Probability	25%
			December 31, 2020 IPO Probability	55%
			Merger & Aquisition Probability	15%
			Insolvency Probability	5%
Grand Rounds, Inc., Series D	192,830	Market Approach	Probability Weighted Expected Return Method
			December 31, 2019 IPO Probability	25%
			December 31, 2020 IPO Probability	55%
			Merger & Aquisition Probability	15%
			Insolvency Probability	5%
Lookout, Inc., Series F	314,370	Market Approach	Option Pricing Method / EV Multiple	2.40x
Palantir Technologies, Inc., Series I	680,034	Market Approach	EV/Multiple	16.75x
Uber Technologies, Inc., Series D	3,342,783	Market Approach	EV/Multiple	7.0x

			2 Year Revenue Growth Rate	38%
Total	$7,466,820

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2019. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	M

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investment	M
Directional Investment	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2019, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$446,316	$-	$446,316
Futures Contracts^^	-	3,498	-	-	3,498
Swap Agreements*	-	240,285	-	-	240,285
Swap Agreements^^,^^^	-	-	-	980,413	980,413
Purchased Options*	-	952,980	126,886	-	1,079,866

Total Value	$-	$1,196,763	$573,202	$980,413	$2,750,378

Liability Derivatives
Forward Contracts^	$-	$-	$(342,185)	$-	$(342,185)
Futures Contracts^^	-	(194,090)	-	-	(194,090)
Swap Agreements^	-	(58,256)	-	-	(58,256)
Swap Agreements^^,^^^	(278)	-	-	(858,438)	(858,716)
Written Options^	-	(2,180,368)	(7,917)	-	(2,188,285)

Total Value	$(278)	$(2,432,714)	$(350,102)	$(858,438)	$(3,641,532)

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Realized Gain (Loss)#
Forward Contracts	$-	$-	$(365,999)	$-	$(365,999)
Futures Contracts	-	487,516	-	(87,421)	400,095
Swap Agreements	393	46,423	280,334	(600,862)	(273,712)
Purchased Options	-	(722,178)	(219)	189,278	(533,119)
Written Options	-	918,351	22,516	(78,201)	862,666

Total Realized Gain (Loss)	$393	$730,112	$(63,368)	$(577,206)	$89,931

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$83,298	$-	$83,298
Futures Contracts	-	61,698	-	-	61,698
Swap Agreements	1,050	(116,080)	(390,914)	789,141	283,197
Purchased Options	-	(240,070)	(143,799)	(3,199)	(387,068)
Written Options	-	8,254	20,953	(26,886)	2,321

Total Change in Appreciation (Depreciation)	$1,050	$(286,198)	$(430,462)	$759,056	$43,446

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in the Fund’s Consolidated Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement.
#

Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

##

Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

For the period ended March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
358	$52,908,327	$48,767,597	32,512,538	$26,164,276	6,817,745	$30,345,956

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2019.

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund as of March 31, 2019.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$48,253	$(48,253)	$-	$-
Barclays Bank PLC	29,250	(29,250)	-	-
BNP Paribas SA	314,813	(98,480)	(130,000)	86,333
Citibank N.A.	79,957	(79,957)	-	-
Credit Suisse International	54,888	(54,888)	-	-
Goldman Sachs International	288,784	(80,936)	(150,000)	57,848
JP Morgan Chase Bank N.A.	257,913	(180,885)	-	77,028
Morgan Stanley & Co. LLC	98,559	(98,559)	-	-
Nomura International PLC	94,758	(94,758)	-	-
Societe Generale	92,161	(19,157)	-	73,004
UBS AG	407,131	(407,131)	-	-

	$1,766,467	$(1,192,254)	$(280,000)	$294,213

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund as of March 31, 2019.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(200,541)	$48,253	$152,288	$-
Barclays Bank PLC	(249,489)	29,250	-	(220,239)
BNP Paribas SA	(98,480)	98,480	-	-
Citibank N.A.	(293,595)	79,957	-	(213,638)
Citigroup Global Markets Inc.	(19,636)	-	-	(19,636)
Credit Suisse International	(83,456)	54,888	-	(28,568)
Goldman Sachs International	(80,936)	80,936	-	-
JP Morgan Chase Bank N.A.	(180,885)	180,885	-	-
Morgan Stanley & Co. LLC	(445,373)	98,559	-	(346,814)
Nomura International PLC	(102,025)	94,758	-	(7,267)
Societe Generale	(19,157)	19,157	-	-
UBS AG	(815,153)	407,131	-	(408,022)

	$(2,588,726)	$1,192,254	$152,288	$(1,244,184)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). The Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2019, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Fund’s securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between the Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by the Fund to approved borrowers (each, a “Borrower”).

The Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. The Fund bears the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Fund in the event of default by a Borrower with respect to a loan. The Fund receives compensation for lending its securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Fund’s collateral was equal to or greater than 100% of the market value of securities on loan.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For the Fund, all securities on loan are classified as common stock in the Fund’s Consolidated Portfolio of Investments at March 31, 2019.

The Fund employs the Agent to implement its securities lending program and the Agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the Borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2019, the Fund earned securities lending net income as follows:

Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
$28,894	$4,339	$24,555

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid monthly by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period.

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2019, there were no brokerage commissions rebated under these agreements.

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2019, was 11.7%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2019, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$213,079,710	$103,909,560	$203,834,365	$147,059,744

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Class I
Sold	1,954,866	$20,597,156	3,486,339	$39,120,975
Issued as reinvestment of dividends	2,227,580	22,186,688	1,215,587	13,565,956
Redeemed	(2,917,383)	(30,542,637)	(5,468,456)	(61,238,916)

Net increase (decrease)	1,265,063	$12,241,207	(766,530)	$(8,551,985)

Class R5
Sold	12,960	$137,574	82,149	$941,063
Issued as reinvestment of dividends	19,648	198,646	15,725	177,850
Redeemed	(159,520)	(1,758,804)	(194,710)	(2,212,329)

Net increase (decrease)	(126,912)	$(1,422,584)	(96,836)	$(1,093,416)

Service Class
Sold	11,701	$122,978	40,328	$452,177
Issued as reinvestment of dividends	17,504	174,343	22,317	248,833
Redeemed	(81,143)	(847,311)	(639,465)	(7,135,974)

Net increase (decrease)	(51,938)	$(549,990)	(576,820)	$(6,434,964)

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount

Administrative Class
Sold	21,312	$230,603	56,259	$654,444
Issued as reinvestment of dividends	29,544	304,003	18,318	210,845
Redeemed	(68,342)	(741,295)	(182,820)	(2,100,456)

Net increase (decrease)	(17,486)	$(206,689)	(108,243)	$(1,235,167)

Class A
Sold	10,322	$108,457	52,888	$590,160
Issued as reinvestment of dividends	10,723	106,693	6,108	67,977
Redeemed	(96,494)	(1,024,035)	(63,093)	(703,846)

Net increase (decrease)	(75,449)	$(808,885)	(4,097)	$(45,709)

Class R4
Sold	178,736	$1,807,329	242,517	$2,682,705
Issued as reinvestment of dividends	35,884	353,100	21,132	232,877
Redeemed	(174,783)	(1,824,382)	(373,475)	(4,101,576)

Net increase (decrease)	39,837	$336,047	(109,826)	$(1,185,994)

Class R3
Sold	160,892	$1,652,990	210,188	$2,319,532
Issued as reinvestment of dividends	48,234	473,178	23,792	261,470
Redeemed	(249,566)	(2,563,443)	(227,480)	(2,501,865)

Net increase (decrease)	(40,440)	$(437,275)	6,500	$79,137

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2019, no material amounts have been retained by the Distributor.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2019.

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$549,198,484	$44,063,435	$(22,513,793)	$21,549,642

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

52

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2018, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$14,741,688	$24,120	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, defaulted bond income accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, corporate action basis adjustments, hybrid income accruals, and deferred Trustee compensation.

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$6,191,636	$17,604,094	$(96,579)	$33,416,694

The Fund did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Fund has adopted the Rule’s Regulation S-X amendments and the Fund’s financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

53

Notes to Consolidated Financial Statements (Unaudited) (Continued)

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Fund’s financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Fund’s financial statements.

54

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

55

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.79%	$995.30	$3.89	$1,020.80	$3.94
Class R5	1,000	0.89%	994.80	4.38	1,020.30	4.43
Service Class	1,000	0.99%	993.70	4.87	1,019.80	4.93
Administrative Class	1,000	1.09%	993.60	5.36	1,019.30	5.43
Class A	1,000	1.34%	993.30	6.59	1,018.00	6.67
Class R4	1,000	1.24%	993.50	6.10	1,018.50	6.17
Class R3	1,000	1.49%	991.70	7.32	1,017.30	7.41

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

56

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44650-02

MassMutual

Semiannual Report

MassMutual RetireSMART^{SM} and MassMutual RetireSMART^{SM} by JPMorgan Funds

March 31, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual RetireSMARTSM Funds and the MassMutual RetireSMARTSM by JPMorgan Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual RetireSMARTSM and MassMutual RetireSMARTSM by JPMorgan Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MassMutual RetireSMARTSM and MassMutual SMARTSM by JPMorgan Funds Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual RetireSMARTSM and MassMutual RetireSMARTSM by JPMorgan Funds – President’s Letter to Shareholders (Unaudited) (Continued)

returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Most of the non-affiliated Underlying Funds in which the Funds invest will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Funds may also invest in non-affiliated actively managed funds. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

MM RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•

MM RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•

MM RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MM RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•

MM RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MM RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	77.9%
Equity Funds	22.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	60.2%
Fixed Income Funds	39.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	79.1%
Fixed Income Funds	21.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	96.9%
Fixed Income Funds	3.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?

The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 10 Funds – each of which has a “fund of funds” structure.

The 10 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund.

MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely to stop making new investments in the Fund at or around that time (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund). Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)) and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (J.P. Morgan) or its affiliates), and may also include Barings Funds (advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of MassMutual) and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. Each Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Funds’ assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

•

MM RetireSMART by JPMorgan In Retirement Fund: Assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon.

•

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of its target retirement year. It is intended that each Fund’s strategic target allocations will approximate those of the MM RetireSMART by JPMorgan In Retirement Fund by the end of its target retirement year.

5

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	70.8%
Equity Funds	29.4%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	64.3%
Equity Funds	35.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	50.4%
Fixed Income Funds	49.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	62.7%
Fixed Income Funds	37.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	71.3%
Fixed Income Funds	28.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	80.3%
Fixed Income Funds	19.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	85.7%
Fixed Income Funds	14.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	85.6%
Fixed Income Funds	14.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

6

MassMutual RetireSMARTSM by JPMorgan (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	85.7%
Fixed Income Funds	14.5%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	86.0%
Fixed Income Funds	14.5%

Total Long-Term Investments	100.5%
Other Assets & Liabilities	(0.5)%

Net Assets	100.0%

7

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 22.2%
DFA Commodity Strategy Portfolio	376,973	$2,099,741
MassMutual Premier International Equity Fund, Class I (a)	153,115	1,786,855
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	103,370	1,355,179
MassMutual Select Blue Chip Growth Fund, Class I (a)	122,049	2,694,840
MassMutual Select Diversified Value Fund, Class I (a)	246,421	2,693,378
MassMutual Select Equity Opportunities Fund, Class I (a)	117,153	1,970,507
MassMutual Select Fundamental Growth Fund, Class I (a)	194,065	1,482,659
MassMutual Select Fundamental Value Fund, Class I (a)	246,198	2,425,054
MassMutual Select Growth Opportunities Fund, Class I (a)	99,813	987,155
MassMutual Select Mid Cap Growth Fund, Class I (a)	61,047	1,352,809
MassMutual Select Mid-Cap Value Fund, Class I (a)	115,718	1,346,956
MassMutual Select Overseas Fund, Class I (a)	445,786	3,566,286
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	42,187	626,478
MassMutual Select Small Cap Value Equity Fund, Class I (a)	104,622	1,130,967
MM Select Equity Asset Fund, Class I (a)	1,628,004	12,177,469
Oppenheimer Real Estate Fund, Class I (a)	51,450	1,341,308
Vanguard Developed Markets Index Fund, Institutional Shares	272,364	3,578,860
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	38,495	1,358,475
Vanguard Mid-Cap Index Fund, Admiral Shares	9,093	1,809,912
Vanguard Small-Cap Index Fund, Admiral Shares	16,060	1,176,097

		46,960,985

Fixed Income Funds — 77.9%
Barings Global Floating Rate Fund, Class Y (a)	100,259	930,403
MassMutual Premier Core Bond Fund, Class I (a)	3,568,448	38,325,135
MassMutual Premier High Yield Fund, Class I (a)	159,174	1,408,691

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	823,360	$8,357,100
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,368,845	23,925,338
MassMutual Select Strategic Bond Fund, Class I (a)	2,830,550	29,352,799
MassMutual Select Total Return Bond Fund, Class I (a)	3,227,126	31,529,024
Oppenheimer International Bond Fund, Class I (a)	2,155,471	11,768,874
Vanguard Long-Term Treasury Index Fund, Admiral Shares	216,475	5,647,827
Vanguard Total Bond Market Index Fund, Institutional Shares	1,273,092	13,596,618

		164,841,809

TOTAL MUTUAL FUNDS (Cost $214,149,171)		211,802,794

TOTAL LONG-TERM INVESTMENTS (Cost $214,149,171)		211,802,794

TOTAL INVESTMENTS — 100.1% (Cost $214,149,171) (b)		211,802,794

Other Assets/(Liabilities) — (0.1)%		(206,393)

NET ASSETS — 100.0%		$211,596,401

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.2%
DFA Commodity Strategy Portfolio	433,356	$2,413,794
MassMutual Premier International Equity Fund, Class I (a)	550,932	6,429,381
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	372,327	4,881,207
MassMutual Select Blue Chip Growth Fund, Class I (a)	434,431	9,592,235
MassMutual Select Diversified Value Fund, Class I (a)	874,867	9,562,300
MassMutual Select Equity Opportunities Fund, Class I (a)	414,889	6,978,434
MassMutual Select Fundamental Growth Fund, Class I (a)	685,701	5,238,755
MassMutual Select Fundamental Value Fund, Class I (a)	882,592	8,693,534
MassMutual Select Growth Opportunities Fund, Class I (a)	352,267	3,483,921
MassMutual Select Mid Cap Growth Fund, Class I (a)	219,120	4,855,706
MassMutual Select Mid-Cap Value Fund, Class I (a)	415,383	4,835,059
MassMutual Select Overseas Fund, Class I (a)	1,605,838	12,846,704
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	160,992	2,390,730
MassMutual Select Small Cap Value Equity Fund, Class I (a)	406,236	4,391,412
MM Select Equity Asset Fund, Class I (a)	5,818,342	43,521,197
Oppenheimer Real Estate Fund, Class I (a)	184,658	4,814,031
Vanguard Developed Markets Index Fund, Institutional Shares	977,566	12,845,215
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	181,757	4,876,528
Vanguard Mid-Cap Index Fund, Institutional Shares	147,763	6,497,121
Vanguard Small-Cap Index Fund, Admiral Shares	62,014	4,541,317

		163,688,581

Fixed Income Funds — 39.9%
Barings Global Floating Rate Fund, Class Y (a)	67,049	622,217
MassMutual Premier Core Bond Fund, Class I (a)	2,326,634	24,988,046
MassMutual Premier High Yield Fund, Class I (a)	105,818	936,487

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	546,313	$5,545,080
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,555,244	15,707,960
MassMutual Select Strategic Bond Fund, Class I (a)	1,847,147	19,154,916
MassMutual Select Total Return Bond Fund, Class I (a)	2,108,433	20,599,388
Oppenheimer International Bond Fund, Class I (a)	1,430,075	7,808,210
Vanguard Long-Term Treasury Index Fund, Admiral Shares	162,236	4,232,735
Vanguard Total Bond Market Index Fund, Institutional Shares	829,261	8,856,508

		108,451,547

TOTAL MUTUAL FUNDS (Cost $285,534,932)		272,140,128

TOTAL LONG-TERM INVESTMENTS (Cost $285,534,932)		272,140,128

TOTAL INVESTMENTS — 100.1% (Cost $285,534,932) (b)		272,140,128

Other Assets/(Liabilities) — (0.1)%		(240,997)

NET ASSETS — 100.0%		$271,899,131

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.1%
DFA Commodity Strategy Portfolio	362,412	$2,018,637
MassMutual Premier International Equity Fund, Class I (a)	636,879	7,432,382
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	574,084	7,526,236
MassMutual Select Blue Chip Growth Fund, Class I (a)	471,071	10,401,242
MassMutual Select Diversified Value Fund, Class I (a)	947,548	10,356,700
MassMutual Select Equity Opportunities Fund, Class I (a)	449,048	7,552,981
MassMutual Select Fundamental Growth Fund, Class I (a)	742,515	5,672,816
MassMutual Select Fundamental Value Fund, Class I (a)	955,978	9,416,381
MassMutual Select Growth Opportunities Fund, Class I (a)	383,234	3,790,186
MassMutual Select Mid Cap Growth Fund, Class I (a)	254,187	5,632,788
MassMutual Select Mid-Cap Value Fund, Class I (a)	481,849	5,608,718
MassMutual Select Overseas Fund, Class I (a)	1,859,694	14,877,554
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	226,202	3,359,099
MassMutual Select Small Cap Value Equity Fund, Class I (a)	571,931	6,182,575
MM Select Equity Asset Fund, Class I (a)	6,302,061	47,139,416
Oppenheimer Real Estate Fund, Class I (a)	214,207	5,584,365
Vanguard Developed Markets Index Fund, Institutional Shares	1,135,135	14,915,680
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	280,997	7,539,140
Vanguard Mid-Cap Index Fund, Institutional Shares	171,561	7,543,547
Vanguard Small-Cap Index Fund, Admiral Shares	87,553	6,411,519

		188,961,962

Fixed Income Funds — 21.0%
Barings Global Floating Rate Fund, Class Y (a)	31,004	287,715
MassMutual Premier Core Bond Fund, Class I (a)	1,058,916	11,372,759
MassMutual Premier High Yield Fund, Class I (a)	50,538	447,263

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	256,677	$2,605,267
MassMutual Premier Short-Duration Bond Fund, Class I (a)	719,529	7,267,244
MassMutual Select Strategic Bond Fund, Class I (a)	839,077	8,701,233
MassMutual Select Total Return Bond Fund, Class I (a)	956,492	9,344,923
Oppenheimer International Bond Fund, Class I (a)	671,241	3,664,977
Vanguard Long-Term Treasury Index Fund, Admiral Shares	92,277	2,407,495
Vanguard Total Bond Market Index Fund, Admiral Shares	376,298	4,018,863

		50,117,739

TOTAL MUTUAL FUNDS (Cost $254,573,111)		239,079,701

TOTAL LONG-TERM INVESTMENTS (Cost $254,573,111)		239,079,701

TOTAL INVESTMENTS — 100.1% (Cost $254,573,111) (b)		239,079,701

Other Assets/(Liabilities) — (0.1)%		(220,324)

NET ASSETS — 100.0%		$238,859,377

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.9%
DFA Commodity Strategy Portfolio	169,212	$942,513
MassMutual Premier International Equity Fund, Class I (a)	388,311	4,531,591
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	350,295	4,592,373
MassMutual Select Blue Chip Growth Fund, Class I (a)	284,293	6,277,180
MassMutual Select Diversified Value Fund, Class I (a)	571,364	6,245,012
MassMutual Select Equity Opportunities Fund, Class I (a)	270,804	4,554,925
MassMutual Select Fundamental Growth Fund, Class I (a)	448,579	3,427,140
MassMutual Select Fundamental Value Fund, Class I (a)	575,612	5,669,775
MassMutual Select Growth Opportunities Fund, Class I (a)	230,708	2,281,700
MassMutual Select Mid Cap Growth Fund, Class I (a)	154,653	3,427,116
MassMutual Select Mid-Cap Value Fund, Class I (a)	293,183	3,412,646
MassMutual Select Overseas Fund, Class I (a)	1,133,406	9,067,250
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	145,296	2,157,652
MassMutual Select Small Cap Value Equity Fund, Class I (a)	368,263	3,980,918
MM Select Equity Asset Fund, Class I (a)	3,797,639	28,406,341
Oppenheimer Real Estate Fund, Class I (a)	130,325	3,397,570
Vanguard Developed Markets Index Fund, Institutional Shares	688,999	9,053,443
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	129,735	4,578,355
Vanguard Mid-Cap Index Fund, Admiral Shares	22,995	4,576,898
Vanguard Small-Cap Index Fund, Admiral Shares	56,342	4,125,939

		114,706,337

Fixed Income Funds — 3.2%
Barings Global Floating Rate Fund, Class Y (a)	6,349	58,922
MassMutual Premier Core Bond Fund, Class I (a)	63,686	683,986
MassMutual Premier High Yield Fund, Class I (a)	810	7,172

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	23,090	$234,367
MassMutual Premier Short-Duration Bond Fund, Class I (a)	53,319	538,527
MassMutual Select Strategic Bond Fund, Class I (a)	49,788	516,298
MassMutual Select Total Return Bond Fund, Class I (a)	57,564	562,401
Oppenheimer International Bond Fund, Class I (a)	60,419	329,886
Vanguard Long-Term Treasury Index Fund, Admiral Shares	22,069	575,768
Vanguard Total Bond Market Index Fund, Admiral Shares	21,970	234,640

		3,741,967

TOTAL MUTUAL FUNDS (Cost $129,469,507)		118,448,304

TOTAL LONG-TERM INVESTMENTS (Cost $129,469,507)		118,448,304

TOTAL INVESTMENTS — 100.1% (Cost $129,469,507) (b)		118,448,304

Other Assets/(Liabilities) — (0.1)%		(132,176)

NET ASSETS — 100.0%		$118,316,128

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART by JPMorgan In Retirement Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 29.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	227,378	$3,892,709
JPMorgan Realty Income Fund, Class R6	135,341	1,913,725
MassMutual Premier International Equity Fund, Class I (a)	267,582	3,122,680
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	152,072	1,993,665
MassMutual Select Blue Chip Growth Fund, Class I (a)	140,847	3,109,907
MassMutual Select Diversified Value Fund, Class I (a)	283,444	3,098,046
MassMutual Select Equity Opportunities Fund, Class I (a)	133,951	2,253,054
MassMutual Select Fundamental Growth Fund, Class I (a)	221,893	1,695,266
MassMutual Select Fundamental Value Fund, Class I (a)	285,694	2,814,083
MassMutual Select Growth Opportunities Fund, Class I (a)	114,258	1,130,016
MassMutual Select Mid Cap Growth Fund, Class I (a)	61,976	1,373,395
MassMutual Select Mid-Cap Value Fund, Class I (a)	117,740	1,370,493
MassMutual Select Overseas Fund, Class I (a)	780,341	6,242,728
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	47,729	708,779
MassMutual Select Small Cap Value Equity Fund, Class I (a)	87,180	942,411
MM Select Equity Asset Fund, Class I (a)	1,883,215	14,086,450
Vanguard Developed Markets Index Fund, Admiral Shares	177,763	2,332,255
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	56,412	1,990,782
Vanguard Mid-Cap Index Fund, Admiral Shares	5,915	1,177,286
Vanguard Real Estate Index Fund, Admiral Shares	15,535	1,912,533
Vanguard Small-Cap Index Fund, Admiral Shares	9,660	707,400

		57,867,663

Fixed Income Funds — 70.8%
Barings Global Floating Rate Fund, Class Y (a)	532,174	4,938,579
JPMorgan Emerging Markets Debt Fund, Class R6	341,368	2,724,116

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	340,701	$2,715,391
JPMorgan U.S. Government Money Market Fund, Class IM	15,764,238	15,764,238
MassMutual Premier Core Bond Fund, Class I (a)	4,015,153	43,122,748
MassMutual Premier High Yield Fund, Class I (a)	1,671,964	14,796,882
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,454,323	14,761,380
MassMutual Select Strategic Bond Fund, Class I (a)	1,429,035	14,819,090
MassMutual Select Total Return Bond Fund, Class I (a)	1,515,234	14,803,832
Vanguard Total Bond Market Index Fund, Admiral Shares	1,012,392	10,812,349

		139,258,605

TOTAL MUTUAL FUNDS (Cost $201,659,668)		197,126,268

TOTAL LONG-TERM INVESTMENTS (Cost $201,659,668)		197,126,268

TOTAL INVESTMENTS — 100.2% (Cost $201,659,668) (b)		197,126,268

Other Assets/(Liabilities) — (0.2)%		(485,520)

NET ASSETS — 100.0%		$196,640,748

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART by JPMorgan 2020 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	549,009	$9,399,038
JPMorgan Realty Income Fund, Class R6	315,071	4,455,099
MassMutual Premier International Equity Fund, Class I (a)	647,629	7,557,827
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	390,767	5,122,962
MassMutual Select Blue Chip Growth Fund, Class I (a)	327,788	7,237,563
MassMutual Select Diversified Value Fund, Class I (a)	661,186	7,226,767
MassMutual Select Equity Opportunities Fund, Class I (a)	312,435	5,255,159
MassMutual Select Fundamental Growth Fund, Class I (a)	517,621	3,954,625
MassMutual Select Fundamental Value Fund, Class I (a)	664,838	6,548,658
MassMutual Select Growth Opportunities Fund, Class I (a)	266,517	2,635,852
MassMutual Select Mid Cap Growth Fund, Class I (a)	143,771	3,185,961
MassMutual Select Mid-Cap Value Fund, Class I (a)	273,131	3,179,250
MassMutual Select Overseas Fund, Class I (a)	1,884,834	15,078,675
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	113,140	1,680,133
MassMutual Select Small Cap Value Equity Fund, Class I (a)	206,678	2,234,187
MM Select Equity Asset Fund, Class I (a)	4,380,155	32,763,562
Vanguard Developed Markets Index Fund, Institutional Shares	429,977	5,649,903
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	190,663	5,115,501
Vanguard Mid-Cap Index Fund, Admiral Shares	13,706	2,728,092
Vanguard Real Estate Index Fund, Institutional Shares	233,621	4,450,488
Vanguard Small-Cap Index Fund, Admiral Shares	22,899	1,676,896

		137,136,198

Fixed Income Funds — 64.3%
Barings Global Floating Rate Fund, Class Y (a)	787,449	7,307,523
JPMorgan Emerging Markets Debt Fund, Class R6	613,757	4,897,777

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	612,561	$4,882,110
JPMorgan U.S. Government Money Market Fund, Class IM	23,000,653	23,000,653
MassMutual Premier Core Bond Fund, Class I (a)	7,571,334	81,316,132
MassMutual Premier High Yield Fund, Class I (a)	3,021,846	26,743,340
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,152,375	21,846,608
MassMutual Select Strategic Bond Fund, Class I (a)	2,692,946	27,925,853
MassMutual Select Total Return Bond Fund, Class I (a)	2,855,372	27,896,983
Vanguard Total Bond Market Index Fund, Institutional Shares	1,912,685	20,427,472

		246,244,451

TOTAL MUTUAL FUNDS (Cost $393,172,866)		383,380,649

TOTAL LONG-TERM INVESTMENTS (Cost $393,172,866)		383,380,649

TOTAL INVESTMENTS — 100.1% (Cost $393,172,866) (b)		383,380,649

Other Assets/(Liabilities) — (0.1)%		(346,195)

NET ASSETS — 100.0%		$383,034,454

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART by JPMorgan 2025 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 50.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	562,024	$9,621,856
JPMorgan Realty Income Fund, Class R6	305,490	4,319,635
MassMutual Premier International Equity Fund, Class I (a)	661,510	7,719,826
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	428,254	5,614,414
MassMutual Select Blue Chip Growth Fund, Class I (a)	319,412	7,052,607
MassMutual Select Diversified Value Fund, Class I (a)	642,864	7,026,507
MassMutual Select Equity Opportunities Fund, Class I (a)	304,158	5,115,939
MassMutual Select Fundamental Growth Fund, Class I (a)	503,911	3,849,877
MassMutual Select Fundamental Value Fund, Class I (a)	648,645	6,389,150
MassMutual Select Growth Opportunities Fund, Class I (a)	259,448	2,565,942
MassMutual Select Mid Cap Growth Fund, Class I (a)	139,564	3,092,737
MassMutual Select Mid-Cap Value Fund, Class I (a)	265,133	3,086,150
MassMutual Select Overseas Fund, Class I (a)	1,930,155	15,441,236
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	111,908	1,661,829
MassMutual Select Small Cap Value Equity Fund, Class I (a)	204,382	2,209,365
MM Select Equity Asset Fund, Class I (a)	4,272,222	31,956,223
Vanguard Developed Markets Index Fund, Institutional Shares	442,709	5,817,199
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	210,785	5,655,366
Vanguard Mid-Cap Index Fund, Admiral Shares	13,400	2,667,183
Vanguard Real Estate Index Fund, Admiral Shares	35,333	4,349,879
Vanguard Small-Cap Index Fund, Admiral Shares	22,821	1,671,178

		136,884,098

Fixed Income Funds — 49.7%
Barings Global Floating Rate Fund, Class Y (a)	177,824	1,650,211
JPMorgan Emerging Markets Debt Fund, Class R6	348,977	2,784,840

	Number of Shares	Value
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	348,286	$2,775,837
JPMorgan U.S. Government Money Market Fund, Class IM	8,129,612	8,129,612
MassMutual Premier Core Bond Fund, Class I (a)	4,753,399	51,051,510
MassMutual Premier High Yield Fund, Class I (a)	1,745,595	15,448,514
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	480,471	4,876,776
MassMutual Select Strategic Bond Fund, Class I (a)	1,696,187	17,589,464
MassMutual Select Total Return Bond Fund, Class I (a)	1,798,481	17,571,156
Vanguard Total Bond Market Index Fund, Institutional Shares	1,206,896	12,889,644

		134,767,564

TOTAL MUTUAL FUNDS (Cost $282,275,814)		271,651,662

TOTAL LONG-TERM INVESTMENTS (Cost $282,275,814)		271,651,662

TOTAL INVESTMENTS — 100.1% (Cost $282,275,814) (b)		271,651,662

Other Assets/(Liabilities) — (0.1)%		(248,259)

NET ASSETS — 100.0%		$271,403,403

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART by JPMorgan 2030 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,161,242	$19,880,456
JPMorgan Realty Income Fund, Class R6	687,403	9,719,885
MassMutual Premier International Equity Fund, Class I (a)	1,528,789	17,840,965
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,020,787	13,382,515
MassMutual Select Blue Chip Growth Fund, Class I (a)	718,584	15,866,336
MassMutual Select Diversified Value Fund, Class I (a)	1,449,339	15,841,271
MassMutual Select Equity Opportunities Fund, Class I (a)	685,744	11,534,210
MassMutual Select Fundamental Growth Fund, Class I (a)	1,135,999	8,679,033
MassMutual Select Fundamental Value Fund, Class I (a)	1,459,272	14,373,826
MassMutual Select Growth Opportunities Fund, Class I (a)	584,941	5,785,067
MassMutual Select Mid Cap Growth Fund, Class I (a)	313,770	6,953,141
MassMutual Select Mid-Cap Value Fund, Class I (a)	596,086	6,938,436
MassMutual Select Overseas Fund, Class I (a)	4,741,301	37,930,404
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	253,625	3,766,328
MassMutual Select Small Cap Value Equity Fund, Class I (a)	464,430	5,020,492
MM Select Equity Asset Fund, Class I (a)	9,614,037	71,912,998
Vanguard Developed Markets Index Fund, Institutional Shares	1,014,363	13,328,732
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	498,030	13,362,142
Vanguard Mid-Cap Index Fund, Institutional Shares	135,291	5,948,733
Vanguard Real Estate Index Fund, Institutional Shares	509,702	9,709,828
Vanguard Small-Cap Index Fund, Admiral Shares	51,331	3,758,968

		311,533,766

Fixed Income Funds — 37.4%
JPMorgan Emerging Markets Debt Fund, Class R6	464,752	3,708,723
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	463,841	3,696,809

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	14,891,233	$14,891,234
MassMutual Premier Core Bond Fund, Class I (a)	6,776,462	72,779,201
MassMutual Premier High Yield Fund, Class I (a)	2,449,149	21,674,965
MassMutual Select Strategic Bond Fund, Class I (a)	2,433,346	25,233,799
MassMutual Select Total Return Bond Fund, Class I (a)	2,580,106	25,207,635
Vanguard Total Bond Market Index Fund, Institutional Shares	1,710,715	18,270,432

		185,462,798

TOTAL MUTUAL FUNDS (Cost $521,700,794)		496,996,564

TOTAL LONG-TERM INVESTMENTS (Cost $521,700,794)		496,996,564

TOTAL INVESTMENTS — 100.1% (Cost $521,700,794) (b)		496,996,564

Other Assets/(Liabilities) — (0.1)%		(393,477)

NET ASSETS — 100.0%		$496,603,087

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART by JPMorgan 2035 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 71.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	498,807	$8,539,572
JPMorgan Realty Income Fund, Class R6	344,555	4,872,006
MassMutual Premier International Equity Fund, Class I (a)	705,756	8,236,170
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	423,740	5,555,226
MassMutual Select Blue Chip Growth Fund, Class I (a)	370,475	8,180,098
MassMutual Select Diversified Value Fund, Class I (a)	745,632	8,149,754
MassMutual Select Equity Opportunities Fund, Class I (a)	352,305	5,925,771
MassMutual Select Fundamental Growth Fund, Class I (a)	583,973	4,461,554
MassMutual Select Fundamental Value Fund, Class I (a)	752,078	7,407,965
MassMutual Select Growth Opportunities Fund, Class I (a)	301,027	2,977,152
MassMutual Select Mid Cap Growth Fund, Class I (a)	157,112	3,481,601
MassMutual Select Mid-Cap Value Fund, Class I (a)	298,508	3,474,637
MassMutual Select Overseas Fund, Class I (a)	2,274,022	18,192,180
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	122,475	1,818,747
MassMutual Select Small Cap Value Equity Fund, Class I (a)	223,709	2,418,292
MM Select Equity Asset Fund, Class I (a)	4,950,785	37,031,868
Vanguard Developed Markets Index Fund, Institutional Shares	471,045	6,189,531
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	207,932	5,578,823
Vanguard Mid-Cap Index Fund, Admiral Shares	15,047	2,995,002
Vanguard Real Estate Index Fund, Admiral Shares	39,744	4,892,823
Vanguard Small-Cap Index Fund, Admiral Shares	24,909	1,824,118

		152,202,890

Fixed Income Funds — 28.8%
JPMorgan Emerging Markets Debt Fund, Class R6	241,764	1,929,276
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	241,288	1,923,064

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	6,396,761	$6,396,761
MassMutual Premier Core Bond Fund, Class I (a)	2,096,470	22,516,091
MassMutual Premier High Yield Fund, Class I (a)	761,651	6,740,608
MassMutual Select Strategic Bond Fund, Class I (a)	789,446	8,186,554
MassMutual Select Total Return Bond Fund, Class I (a)	837,056	8,178,033
Vanguard Total Bond Market Index Fund, Admiral Shares	530,510	5,665,846

		61,536,233

TOTAL MUTUAL FUNDS (Cost $228,249,554)		213,739,123

TOTAL LONG-TERM INVESTMENTS (Cost $228,249,554)		213,739,123

TOTAL INVESTMENTS — 100.1% (Cost $228,249,554) (b)		213,739,123

Other Assets/(Liabilities) — (0.1)%		(210,423)

NET ASSETS — 100.0%		$213,528,700

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART by JPMorgan 2040 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	732,863	$12,546,620
JPMorgan Realty Income Fund, Class R6	568,542	8,039,188
MassMutual Premier International Equity Fund, Class I (a)	1,184,081	13,818,227
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	732,353	9,601,145
MassMutual Select Blue Chip Growth Fund, Class I (a)	605,330	13,365,685
MassMutual Select Diversified Value Fund, Class I (a)	1,219,908	13,333,591
MassMutual Select Equity Opportunities Fund, Class I (a)	576,824	9,702,178
MassMutual Select Fundamental Growth Fund, Class I (a)	955,605	7,300,818
MassMutual Select Fundamental Value Fund, Class I (a)	1,228,500	12,100,727
MassMutual Select Growth Opportunities Fund, Class I (a)	492,050	4,866,374
MassMutual Select Mid Cap Growth Fund, Class I (a)	258,443	5,727,092
MassMutual Select Mid-Cap Value Fund, Class I (a)	490,976	5,714,965
MassMutual Select Overseas Fund, Class I (a)	4,031,374	32,250,991
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	204,177	3,032,023
MassMutual Select Small Cap Value Equity Fund, Class I (a)	371,415	4,014,991
MM Select Equity Asset Fund, Class I (a)	8,089,271	60,507,746
Vanguard Developed Markets Index Fund, Institutional Shares	785,465	10,321,006
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	357,309	9,586,590
Vanguard Mid-Cap Index Fund, Admiral Shares	24,639	4,904,141
Vanguard Real Estate Index Fund, Institutional Shares	421,568	8,030,875
Vanguard Small-Cap Index Fund, Admiral Shares	41,323	3,026,057

		251,791,030

Fixed Income Funds — 19.8%
JPMorgan Emerging Markets Debt Fund, Class R6	253,389	2,022,045
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	252,892	2,015,551

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	9,407,007	$9,407,007
MassMutual Premier Core Bond Fund, Class I (a)	1,900,589	20,412,330
MassMutual Premier High Yield Fund, Class I (a)	871,919	7,716,484
MassMutual Select Strategic Bond Fund, Class I (a)	749,641	7,773,777
MassMutual Select Total Return Bond Fund, Class I (a)	794,851	7,765,693
Vanguard Total Bond Market Index Fund, Admiral Shares	479,547	5,121,564

		62,234,451

TOTAL MUTUAL FUNDS (Cost $336,260,141)		314,025,481

TOTAL LONG-TERM INVESTMENTS (Cost $336,260,141)		314,025,481

TOTAL INVESTMENTS — 100.1% (Cost $336,260,141) (b)		314,025,481

Other Assets/(Liabilities) — (0.1)%		(239,125)

NET ASSETS — 100.0%		$313,786,356

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART by JPMorgan 2045 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	316,130	$5,412,150
JPMorgan Realty Income Fund, Class R6	259,242	3,665,687
MassMutual Premier International Equity Fund, Class I (a)	547,539	6,389,777
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	343,530	4,503,682
MassMutual Select Blue Chip Growth Fund, Class I (a)	277,515	6,127,528
MassMutual Select Diversified Value Fund, Class I (a)	558,527	6,104,698
MassMutual Select Equity Opportunities Fund, Class I (a)	264,098	4,442,123
MassMutual Select Fundamental Growth Fund, Class I (a)	437,522	3,342,666
MassMutual Select Fundamental Value Fund, Class I (a)	563,210	5,547,620
MassMutual Select Growth Opportunities Fund, Class I (a)	225,293	2,228,143
MassMutual Select Mid Cap Growth Fund, Class I (a)	118,332	2,622,240
MassMutual Select Mid-Cap Value Fund, Class I (a)	224,797	2,616,639
MassMutual Select Overseas Fund, Class I (a)	1,916,666	15,333,332
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	93,990	1,395,749
MassMutual Select Small Cap Value Equity Fund, Class I (a)	171,433	1,853,196
MM Select Equity Asset Fund, Class I (a)	3,708,524	27,739,762
Vanguard Developed Markets Index Fund, Admiral Shares	366,282	4,805,615
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	128,220	4,524,894
Vanguard Mid-Cap Index Fund, Admiral Shares	11,342	2,257,414
Vanguard Real Estate Index Fund, Admiral Shares	29,917	3,683,123
Vanguard Small-Cap Index Fund, Admiral Shares	19,124	1,400,461

		115,996,499

Fixed Income Funds — 14.4%
JPMorgan Emerging Markets Debt Fund, Class R6	81,080	647,017
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	80,919	644,922

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	4,054,324	$4,054,324
MassMutual Premier Core Bond Fund, Class I (a)	523,188	5,619,045
MassMutual Premier High Yield Fund, Class I (a)	298,030	2,637,569
MassMutual Select Strategic Bond Fund, Class I (a)	219,738	2,278,678
MassMutual Select Total Return Bond Fund, Class I (a)	232,989	2,276,298
Vanguard Total Bond Market Index Fund, Admiral Shares	132,620	1,416,379

		19,574,232

TOTAL MUTUAL FUNDS (Cost $146,331,752)		135,570,731

TOTAL LONG-TERM INVESTMENTS (Cost $146,331,752)		135,570,731

TOTAL INVESTMENTS — 100.1% (Cost $146,331,752) (b)		135,570,731

Other Assets/(Liabilities) — (0.1)%		(150,352)

NET ASSETS — 100.0%		$135,420,379

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART by JPMorgan 2050 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	430,126	$7,363,764
JPMorgan Realty Income Fund, Class R6	352,013	4,977,468
MassMutual Premier International Equity Fund, Class I (a)	744,101	8,683,656
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	466,821	6,120,030
MassMutual Select Blue Chip Growth Fund, Class I (a)	377,227	8,329,162
MassMutual Select Diversified Value Fund, Class I (a)	758,366	8,288,942
MassMutual Select Equity Opportunities Fund, Class I (a)	358,590	6,031,483
MassMutual Select Fundamental Growth Fund, Class I (a)	594,040	4,538,466
MassMutual Select Fundamental Value Fund, Class I (a)	765,587	7,541,028
MassMutual Select Growth Opportunities Fund, Class I (a)	305,888	3,025,236
MassMutual Select Mid Cap Growth Fund, Class I (a)	160,667	3,560,373
MassMutual Select Mid-Cap Value Fund, Class I (a)	305,223	3,552,796
MassMutual Select Overseas Fund, Class I (a)	2,607,773	20,862,187
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	127,617	1,895,113
MassMutual Select Small Cap Value Equity Fund, Class I (a)	232,776	2,516,312
MM Select Equity Asset Fund, Class I (a)	5,041,089	37,707,346
Vanguard Developed Markets Index Fund, Institutional Shares	493,927	6,490,201
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	227,753	6,110,623
Vanguard Mid-Cap Index Fund, Admiral Shares	15,317	3,048,739
Vanguard Real Estate Index Fund, Admiral Shares	40,405	4,974,306
Vanguard Small-Cap Index Fund, Admiral Shares	25,828	1,891,396

		157,508,627

Fixed Income Funds — 14.5%
JPMorgan Emerging Markets Debt Fund, Class R6	110,070	878,356
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	109,854	875,534

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	5,504,196	$5,504,196
MassMutual Premier Core Bond Fund, Class I (a)	711,104	7,637,252
MassMutual Premier High Yield Fund, Class I (a)	404,607	3,580,772
MassMutual Select Strategic Bond Fund, Class I (a)	298,660	3,097,105
MassMutual Select Total Return Bond Fund, Class I (a)	316,672	3,093,884
Vanguard Total Bond Market Index Fund, Admiral Shares	179,110	1,912,899

		26,579,998

TOTAL MUTUAL FUNDS (Cost $198,916,516)		184,088,625

TOTAL LONG-TERM INVESTMENTS (Cost $198,916,516)		184,088,625

TOTAL INVESTMENTS — 100.1% (Cost $198,916,516) (b)		184,088,625

Other Assets/(Liabilities) — (0.1)%		(142,625)

NET ASSETS — 100.0%		$183,946,000

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART by JPMorgan 2055 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 85.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	133,285	$2,281,844
JPMorgan Realty Income Fund, Class R6	109,336	1,546,005
MassMutual Premier International Equity Fund, Class I (a)	230,852	2,694,042
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	144,833	1,898,755
MassMutual Select Blue Chip Growth Fund, Class I (a)	117,046	2,584,386
MassMutual Select Diversified Value Fund, Class I (a)	235,563	2,574,702
MassMutual Select Equity Opportunities Fund, Class I (a)	111,385	1,873,501
MassMutual Select Fundamental Growth Fund, Class I (a)	184,526	1,409,781
MassMutual Select Fundamental Value Fund, Class I (a)	237,539	2,339,764
MassMutual Select Growth Opportunities Fund, Class I (a)	95,016	939,709
MassMutual Select Mid Cap Growth Fund, Class I (a)	49,906	1,105,921
MassMutual Select Mid-Cap Value Fund, Class I (a)	94,808	1,103,563
MassMutual Select Overseas Fund, Class I (a)	808,106	6,464,850
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	39,640	588,654
MassMutual Select Small Cap Value Equity Fund, Class I (a)	72,302	781,586
MM Select Equity Asset Fund, Class I (a)	1,564,109	11,699,533
Vanguard Developed Markets Index Fund, Admiral Shares	154,795	2,030,915
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	54,186	1,912,214
Vanguard Mid-Cap Index Fund, Admiral Shares	4,793	954,000
Vanguard Real Estate Index Fund, Admiral Shares	12,644	1,556,573
Vanguard Small-Cap Index Fund, Admiral Shares	8,082	591,852

		48,932,150

Fixed Income Funds — 14.5%
JPMorgan Emerging Markets Debt Fund, Class R6	34,197	272,895
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	34,129	272,012

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	1,710,003	$1,710,003
MassMutual Premier Core Bond Fund, Class I (a)	220,667	2,369,968
MassMutual Premier High Yield Fund, Class I (a)	125,702	1,112,466
MassMutual Select Strategic Bond Fund, Class I (a)	92,680	961,091
MassMutual Select Total Return Bond Fund, Class I (a)	98,269	960,084
Vanguard Total Bond Market Index Fund, Admiral Shares	56,048	598,592

		8,257,111

TOTAL MUTUAL FUNDS (Cost $61,910,963)		57,189,261

TOTAL LONG-TERM INVESTMENTS (Cost $61,910,963)		57,189,261

TOTAL INVESTMENTS — 100.2% (Cost $61,910,963) (b)		57,189,261

Other Assets/(Liabilities) — (0.2)%		(94,227)

NET ASSETS — 100.0%		$57,095,034

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMART by JPMorgan 2060 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.5%
Equity Funds — 86.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	32,263	$552,343
JPMorgan Realty Income Fund, Class R6	26,402	373,329
MassMutual Premier International Equity Fund, Class I (a)	55,809	651,286
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	35,013	459,019
MassMutual Select Blue Chip Growth Fund, Class I (a)	28,295	624,758
MassMutual Select Diversified Value Fund, Class I (a)	56,879	621,690
MassMutual Select Equity Opportunities Fund, Class I (a)	26,895	452,375
MassMutual Select Fundamental Growth Fund, Class I (a)	44,554	340,392
MassMutual Select Fundamental Value Fund, Class I (a)	57,425	565,639
MassMutual Select Growth Opportunities Fund, Class I (a)	22,943	226,902
MassMutual Select Mid Cap Growth Fund, Class I (a)	12,051	267,040
MassMutual Select Mid-Cap Value Fund, Class I (a)	22,893	266,471
MassMutual Select Overseas Fund, Class I (a)	195,605	1,564,839
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	9,572	142,140
MassMutual Select Small Cap Value Equity Fund, Class I (a)	17,459	188,732
MM Select Equity Asset Fund, Class I (a)	378,123	2,828,363
Vanguard Developed Markets Index Fund, Admiral Shares	37,103	486,792
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	12,988	458,353
Vanguard Mid-Cap Index Fund, Admiral Shares	1,149	228,667
Vanguard Real Estate Index Fund, Admiral Shares	3,031	373,089
Vanguard Small-Cap Index Fund, Admiral Shares	1,937	141,862

		11,814,081

Fixed Income Funds — 14.5%
JPMorgan Emerging Markets Debt Fund, Class R6	8,256	65,880
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	8,239	65,668

	Number of Shares	Value
JPMorgan U.S. Government Money Market Fund, Class IM	412,833	$412,833
MassMutual Premier Core Bond Fund, Class I (a)	53,338	572,854
MassMutual Premier High Yield Fund, Class I (a)	30,347	268,568
MassMutual Select Strategic Bond Fund, Class I (a)	22,402	232,307
MassMutual Select Total Return Bond Fund, Class I (a)	23,753	232,066
Vanguard Total Bond Market Index Fund, Admiral Shares	13,434	143,474

		1,993,650

TOTAL MUTUAL FUNDS (Cost $14,742,360)		13,807,731

TOTAL LONG-TERM INVESTMENTS (Cost $14,742,360)		13,807,731

TOTAL INVESTMENTS — 100.5% (Cost $14,742,360) (b)		13,807,731

Other Assets/(Liabilities) — (0.5)%		(62,968)

NET ASSETS — 100.0%		$13,744,763

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$29,267,530	$44,263,218
Investments, at value — affiliated issuers (Note 2 & 7) (b)	182,535,264	227,876,910

Total investments	211,802,794	272,140,128

Receivables from:
Investments sold	137,489	-
Investment adviser (Note 3)	20,497	17,147
Fund shares sold	64,156	196,443
Interest and dividends	107,773	71,578
Prepaid expenses	60,361	60,567

Total assets	212,193,070	272,485,863

Liabilities:
Payables for:
Investments purchased	107,773	182,847
Fund shares repurchased	200,362	83,541
Trustees’ fees and expenses (Note 3)	26,287	46,891
Affiliates (Note 3):
Administration fees	112,096	114,665
Service fees	87,240	78,271
Shareholder service fees	7,844	20,373
Distribution fees	4,899	7,006
Accrued expense and other liabilities	50,168	53,138

Total liabilities	596,669	586,732

Net assets	$211,596,401	$271,899,131

Net assets consist of:
Paid-in capital	$215,802,333	$273,555,723
Accumulated Gain (Loss)	(4,205,932)	(1,656,592)

Net assets	$211,596,401	$271,899,131

(a) Cost of investments — unaffiliated issuers:	$28,736,456	$44,871,147
(b) Cost of investments — affiliated issuers:	$185,412,715	$240,663,785

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$44,854,881	$24,087,556	$45,942,784	$86,683,029	$60,682,229
194,224,820	94,360,748	151,183,484	296,697,620	210,969,433

239,079,701	118,448,304	197,126,268	383,380,649	271,651,662

571,329	-	633,829	1,820,082	2,878,503
17,428	15,206	12,104	26,129	29,965
159,672	102,166	247,198	342,627	397,020
32,565	3,893	78,635	126,611	53,840
60,363	60,362	74,554	71,472	73,912

239,921,058	118,629,931	198,172,588	385,767,570	275,084,902

32,565	80,403	731,265	1,509,603	1,074,607
729,554	24,956	226,959	791,132	2,253,870
37,465	12,003	45,049	79,344	16,584

111,408	96,202	243,956	127,649	117,402
67,106	33,240	65,963	110,329	105,367
19,440	7,665	11,268	17,885	10,121
9,564	4,909	23,366	42,226	49,311
54,579	54,425	184,014	54,948	54,237

1,061,681	313,803	1,531,840	2,733,116	3,681,499

$238,859,377	$118,316,128	$196,640,748	$383,034,454	$271,403,403

$239,334,651	$120,457,444	$199,308,743	$388,358,775	$273,256,295
(475,274)	(2,141,316)	(2,667,995)	(5,324,321)	(1,852,892)

$238,859,377	$118,316,128	$196,640,748	$383,034,454	$271,403,403

$45,701,291	$24,694,611	$45,535,309	$86,074,241	$60,383,029
$208,871,820	$104,774,896	$156,124,359	$307,098,625	$221,892,785

23

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class I shares:
Net assets	$10,341,378	$16,844,523

Shares outstanding (a)	1,067,983	1,773,258

Net asset value, offering price and redemption price per share	$9.68	$9.50

Class R5 shares:
Net assets	$6,982,958	$26,106,460

Shares outstanding (a)	721,766	2,746,915

Net asset value, offering price and redemption price per share	$9.67	$9.50

Service Class shares:
Net assets	$8,354,211	$11,331,904

Shares outstanding (a)	863,362	1,186,190

Net asset value, offering price and redemption price per share	$9.68	$9.55

Administrative Class shares:
Net assets	$37,498,438	$85,137,002

Shares outstanding (a)	3,870,897	8,925,410

Net asset value, offering price and redemption price per share	$9.69	$9.54

Class A shares:
Net assets	$26,000,089	$84,531,432

Shares outstanding (a)	2,668,108	8,827,242

Net asset value, and redemption price per share	$9.74	$9.58

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.31	$10.14

Class R4 shares:
Net assets	$113,934,568	$35,897,982

Shares outstanding (a)	11,864,403	3,788,604

Net asset value, offering price and redemption price per share	$9.60	$9.48

Class R3 shares:
Net assets	$8,484,759	$12,049,828

Shares outstanding (a)	885,459	1,272,934

Net asset value, offering price and redemption price per share	$9.58	$9.47

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$15,449,827	$20,256,878	$16,346,322	$33,080,675	$34,510,157

1,628,251	1,993,036	1,453,770	2,767,917	2,895,567

$9.49	$10.16	$11.24	$11.95	$11.92

$12,357,158	$4,759,866	$8,398,814	$55,754,389	$209,075

1,300,831	467,735	745,083	4,671,374	17,379

$9.50	$10.18	$11.27	$11.94	$12.03

$8,629,705	$2,788,875	$18,008,153	$33,289,127	$14,734,874

905,554	273,571	1,595,837	2,771,260	1,234,043

$9.53	$10.19	$11.28	$12.01	$11.94

$89,824,692	$32,526,137	$38,844,964	$73,675,172	$41,457,157

9,430,725	3,194,055	3,441,346	6,156,291	3,483,930

$9.52	$10.18	$11.29	$11.97	$11.90

$70,138,128	$31,363,775	$51,741,405	$67,150,081	$40,885,517

7,329,373	3,079,612	4,626,524	5,642,225	3,465,599

$9.57	$10.18	$11.18	$11.90	$11.80

$10.13	$10.77	$11.83	$12.59	$12.49

$25,729,758	$17,973,879	$24,029,716	$49,937,078	$56,535,075

2,722,302	1,785,536	2,160,617	4,260,363	4,815,421

$9.45	$10.07	$11.12	$11.72	$11.74

$16,730,109	$8,646,718	$39,271,374	$70,147,932	$83,071,548

1,774,775	860,156	3,558,841	6,079,807	7,091,721

$9.43	$10.05	$11.03	$11.54	$11.71

25

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$116,275,942	$50,806,822
Investments, at value — affiliated issuers (Note 2 & 7) (b)	380,720,622	162,932,301

Total investments	496,996,564	213,739,123

Receivables from:
Investments sold	2,361,258	1,703,825
Investment adviser (Note 3)	27,397	21,181
Fund shares sold	461,907	265,486
Interest and dividends	71,645	31,215
Prepaid expenses	70,294	74,078

Total assets	499,989,065	215,834,908

Liabilities:
Payables for:
Investments purchased	1,881,016	790,418
Fund shares repurchased	1,010,823	1,208,556
Trustees’ fees and expenses (Note 3)	73,188	12,579
Affiliates (Note 3):
Administration fees	141,535	110,253
Service fees	136,490	84,413
Shareholder service fees	21,205	7,474
Distribution fees	63,884	37,953
Accrued expense and other liabilities	57,837	54,562

Total liabilities	3,385,978	2,306,208

Net assets	$496,603,087	$213,528,700

Net assets consist of:
Paid-in capital	$498,459,320	$214,521,244
Accumulated Gain (Loss)	(1,856,233)	(992,544)

Net assets	$496,603,087	$213,528,700

(a) Cost of investments — unaffiliated issuers:	$116,139,775	$50,774,804
(b) Cost of investments — affiliated issuers:	$405,561,019	$177,474,750

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$75,020,644	$32,511,986	$44,027,482	$13,726,905	$3,302,290
239,004,837	103,058,745	140,061,143	43,462,356	10,505,441

314,025,481	135,570,731	184,088,625	57,189,261	13,807,731

1,328,345	1,093,781	664,506	588,087	53,723
23,780	23,338	23,989	21,014	19,007
383,413	90,266	326,323	120,398	8,647
37,232	14,134	19,027	5,950	1,428
70,973	73,670	69,149	66,907	54,284

315,869,224	136,865,920	185,191,619	57,991,617	13,944,820

1,147,473	452,345	790,629	211,413	63,620
586,647	745,027	209,138	502,684	98
44,241	7,273	14,236	2,129	652

119,843	100,961	104,688	90,940	83,665
80,394	53,883	43,336	22,212	905
13,607	4,618	8,065	1,815	108
34,963	27,440	20,754	12,506	529
55,700	53,994	54,773	52,884	50,480

2,082,868	1,445,541	1,245,619	896,583	200,057

$313,786,356	$135,420,379	$183,946,000	$57,095,034	$13,744,763

$315,057,667	$135,917,660	$185,782,624	$57,858,643	$13,856,587
(1,271,311)	(497,281)	(1,836,624)	(763,609)	(111,824)

$313,786,356	$135,420,379	$183,946,000	$57,095,034	$13,744,763

$75,046,683	$32,497,624	$43,994,116	$13,698,524	$3,298,188
$261,213,458	$113,834,128	$154,922,400	$48,212,439	$11,444,172

27

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Class I shares:
Net assets	$35,837,315	$29,171,580

Shares outstanding (a)	3,002,261	2,397,639

Net asset value, offering price and redemption price per share	$11.94	$12.17

Class R5 shares:
Net assets	$81,591,978	$221,238

Shares outstanding (a)	6,862,695	18,148

Net asset value, offering price and redemption price per share	$11.89	$12.19

Service Class shares:
Net assets	$46,120,425	$11,395,743

Shares outstanding (a)	3,856,065	925,352

Net asset value, offering price and redemption price per share	$11.96	$12.32

Administrative Class shares:
Net assets	$99,851,506	$29,773,220

Shares outstanding (a)	8,369,969	2,427,558

Net asset value, offering price and redemption price per share	$11.93	$12.26

Class A shares:
Net assets	$64,993,616	$29,548,552

Shares outstanding (a)	5,481,032	2,428,769

Net asset value, and redemption price per share	$11.86	$12.17

Offering price per share (100/[100-maximum sales charge] of net asset value)	$12.55	$12.88

Class R4 shares:
Net assets	$59,621,577	$50,560,991

Shares outstanding (a)	5,071,497	4,178,964

Net asset value, offering price and redemption price per share	$11.76	$12.10

Class R3 shares:
Net assets	$108,586,670	$62,857,376

Shares outstanding (a)	9,374,900	5,206,131

Net asset value, offering price and redemption price per share	$11.58	$12.07

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$22,955,955	$15,138,215	$11,821,812	$6,063,722	$10,336,944

1,967,019	1,239,002	1,402,149	589,919	1,024,859

$11.67	$12.22	$8.43	$10.28	$10.09

$55,371,533	$131,471	$38,993,683	$216,862	$802,763

4,746,203	10,749	4,633,645	21,080	79,699

$11.67	$12.23	$8.42	$10.29	$10.07

$26,491,218	$9,384,167	$11,135,342	$5,714,286	$425,459

2,261,265	767,812	1,316,411	554,508	42,286

$11.72	$12.22	$8.46	$10.31	$10.06

$69,594,865	$18,456,293	$46,478,963	$6,617,935	$490,915

5,967,177	1,515,239	5,511,483	645,132	48,832

$11.66	$12.18	$8.43	$10.26	$10.05

$37,363,052	$18,017,438	$18,904,555	$7,002,873	$298,782

3,224,646	1,490,975	2,256,075	682,996	29,732

$11.59	$12.08	$8.38	$10.25	$10.05

$12.26	$12.78	$8.87	$10.85	$10.63

$42,238,393	$28,281,639	$21,194,221	$10,133,556	$383,090

3,680,888	2,354,783	2,543,694	992,375	38,107

$11.48	$12.01	$8.33	$10.21	$10.05

$59,771,340	$46,011,156	$35,417,424	$21,345,800	$1,006,810

5,293,500	3,839,418	4,284,039	2,098,655	100,664

$11.29	$11.98	$8.27	$10.17	$10.00

29

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$368,440	$547,588
Dividends — affiliated issuers (Note 7)	5,256,430	5,623,468

Total investment income	5,624,870	6,171,056

Expenses (Note 3):
Custody fees	15,300	16,027
Audit fees	15,566	15,574
Legal fees	6,965	9,070
Proxy fees	382	382
Accounting & Administration fees	31,207	31,207
Shareholder reporting fees	9,269	10,607
Trustees’ fees	4,369	5,862
Registration and filing fees	42,589	42,982
Transfer agent fees	1,480	1,480

	127,127	133,191
Administration fees:
Class R5	3,325	12,141
Service Class	5,917	8,044
Administrative Class	27,753	60,228
Class A	19,369	62,895
Class R4	106,558	33,208
Class R3	7,732	11,046
Distribution fees:
Class R3	9,665	13,807
Distribution and Service fees:
Class A	32,280	104,825
Class R4	133,198	41,511
Class R3	9,665	13,807
Shareholder service fees:
Service Class	1,972	2,681
Administrative Class	27,753	60,227
Class A	19,369	62,895

Total expenses	531,683	620,506
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,806)	(4,463)
Class R5 fees reimbursed by adviser	(3,548)	(7,734)
Service Class fees reimbursed by adviser	(4,212)	(3,409)
Administrative Class fees reimbursed by adviser	(19,707)	(25,499)
Class A fees reimbursed by adviser	(13,747)	(26,536)
Class R4 fees reimbursed by adviser	(56,909)	(10,575)
Class R3 fees reimbursed by adviser	(4,135)	(3,529)

Net expenses:	424,619	538,761

Net investment income (loss)	5,200,251	5,632,295

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund+	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$516,813	$265,639	$404,751	$1,432,916	$1,033,060
4,439,802	1,984,553	1,876,160	8,839,721	5,796,877

4,956,615	2,250,192	2,280,911	10,272,637	6,829,937

16,844	17,428	14,668	15,899	16,652
15,570	15,554	15,550	15,593	15,575
8,091	4,041	1,575	25,940	16,987
382	382	426	382	382
31,167	31,207	31,207	31,207	31,207
10,074	7,653	7,272	14,454	10,771
5,150	2,437	1,688	9,222	5,849
42,588	42,588	45,267	44,395	44,000
1,480	1,479	1,480	1,479	1,480

131,346	122,769	119,133	158,571	142,903

5,796	2,306	1,859	17,790	56
5,969	1,954	10,271	39,349	11,711
64,569	23,754	19,974	56,779	30,907
52,831	22,775	23,928	47,848	25,669
23,938	16,200	10,814	50,997	59,460
15,417	7,844	21,441	70,308	80,511

19,272	9,805	26,802	87,885	100,639

88,052	37,958	39,880	79,746	42,782
29,923	20,249	13,517	63,746	74,324
19,272	9,805	26,802	87,885	100,639

1,990	651	3,424	13,115	3,904
64,569	23,754	19,973	56,779	30,907
52,831	22,775	23,928	47,848	25,669

575,775	322,599	361,746	878,646	730,081

(4,698)	(13,483)	(5,382)	(6,215)	(15,153)
(4,363)	(3,466)	(2,713)	(7,870)	(57)
(3,005)	(1,972)	(10,018)	(11,682)	(7,665)
(32,436)	(23,892)	(19,473)	(16,661)	(20,412)
(26,456)	(22,903)	(23,320)	(14,170)	(17,188)
(9,035)	(12,270)	(7,891)	(11,118)	(29,323)
(5,829)	(5,941)	(15,663)	(15,453)	(40,051)

489,953	238,672	277,286	795,477	600,232

4,466,662	2,011,520	2,003,625	9,477,160	6,229,705

31

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	$(595,367)	$(769,903)
Investment transactions — affiliated issuers (Note 7)	(4,306,219)	(2,368,992)
Realized gain distributions — affiliated issuers (Note 7)	6,930,548	21,383,976

Net realized gain (loss)	2,028,962	18,245,081

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	625,891	(288,649)
Investment transactions — affiliated issuers (Note 7)	(4,049,411)	(23,821,011)

Net change in unrealized appreciation (depreciation)	(3,423,520)	(24,109,660)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,394,558)	(5,864,579)

Net increase (decrease) in net assets resulting from operations	$3,805,693	$(232,284)

+

Effective January 28, 2018, each of the MassMutual RetireSMARTSM by JPMorgan 2010 Fund and MassMutual RetireSMARTSM by JPMorgan 2015 Fund reorganized into the MassMutual RetireSMART by JPMorgan In Retirement Fund. The MassMutual RetireSMART by JPMorgan In Retirement Fund was the accounting and performance survivor of each reorganization. Please reference Note 9 “Acquisition of MassMutual RetireSMART by JPMorgan 2010 Fund and MassMutual RetireSMART by JPMorgan 2015 Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund+	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$(874,263)	$(518,978)	$(183,025)	$(1,361,654)	$(799,143)
(3,744,465)	(1,671,251)	(2,304,523)	(7,357,543)	(3,475,669)
25,634,682	14,378,311	3,513,224	21,521,506	18,800,387

21,015,954	12,188,082	1,025,676	12,802,309	14,525,575

(477,970)	(408,330)	830,430	769,845	456,138
(28,269,352)	(16,595,930)	947,288	(22,240,759)	(21,434,592)

(28,747,322)	(17,004,260)	1,777,718	(21,470,914)	(20,978,454)

(7,731,368)	(4,816,178)	2,803,394	(8,668,605)	(6,452,879)

$(3,264,706)	$(2,804,658)	$4,807,019	$808,555	$(223,174)

33

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$1,843,197	$787,025
Dividends — affiliated issuers (Note 7)	9,877,574	4,204,573

Total investment income	11,720,771	4,991,598

Expenses (Note 3):
Custody fees	16,708	17,084
Audit fees	15,606	15,568
Legal fees	32,096	13,546
Proxy fees	382	382
Accounting & Administration fees	31,207	31,207
Shareholder reporting fees	16,002	9,667
Trustees’ fees	11,292	4,607
Registration and filing fees	43,704	44,151
Transfer agent fees	1,480	1,480

	168,477	137,692
Administration fees:
Class R5	23,269	79
Service Class	53,961	8,363
Administrative Class	71,628	22,547
Class A	46,406	20,447
Class R4	59,844	50,886
Class R3	106,235	62,881
Distribution fees:
Class R3	132,793	78,601
Distribution and Service fees:
Class A	77,344	34,079
Class R4	74,806	63,608
Class R3	132,793	78,601
Shareholder service fees:
Service Class	17,987	2,788
Administrative Class	71,628	22,547
Class A	46,406	20,447

Total expenses	1,083,577	603,566
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,797)	(10,977)
Class R5 fees reimbursed by adviser	(7,496)	(64)
Service Class fees reimbursed by adviser	(11,071)	(4,558)
Administrative Class fees reimbursed by adviser	(14,962)	(12,278)
Class A fees reimbursed by adviser	(9,685)	(11,211)
Class R4 fees reimbursed by adviser	(9,357)	(20,714)
Class R3 fees reimbursed by adviser	(16,631)	(25,698)

Net expenses:	1,009,578	518,066

Net investment income (loss)	10,711,193	4,473,532

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(968,137)	(556,930)
Investment transactions — affiliated issuers (Note 7)	(3,685,768)	(1,476,367)
Realized gain distributions — affiliated issuers (Note 7)	40,021,356	20,132,096

Net realized gain (loss)	35,367,451	18,098,799

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	488,162	215,477
Investment transactions — affiliated issuers (Note 7)	(49,130,368)	(25,864,710)

Net change in unrealized appreciation (depreciation)	(48,642,206)	(25,649,233)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(13,274,755)	(7,550,434)

Net increase (decrease) in net assets resulting from operations	$(2,563,562)	$(3,076,902)

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$1,112,129	$475,832	$632,340	$197,001	$50,902
5,667,531	2,389,748	3,157,460	988,993	262,211

6,779,660	2,865,580	3,789,800	1,185,994	313,113

16,940	17,212	17,309	17,188	16,380
15,581	15,556	15,562	15,546	15,542
19,641	8,209	10,944	3,145	856
382	382	382	383	382
31,207	31,206	31,207	31,194	31,025
11,981	8,151	8,996	6,551	5,817
6,876	2,772	3,762	1,039	286
44,078	44,054	42,948	43,047	43,440
1,480	1,480	1,480	1,480	1,480

148,166	129,022	132,590	119,573	115,208

16,049	66	11,450	103	214
31,828	6,558	16,629	3,954	440
50,356	12,952	31,648	4,555	324
25,975	12,018	12,726	4,378	211
41,523	27,611	20,207	10,075	289
57,985	45,110	34,480	19,990	808

72,482	56,387	43,102	24,987	1,010

43,291	20,031	21,209	7,296	352
51,904	34,514	25,258	12,594	360
72,482	56,387	43,102	24,987	1,010

10,609	2,186	5,543	1,318	147
50,356	12,952	31,648	4,555	324
25,975	12,019	12,726	4,378	211

698,981	427,813	442,318	242,743	120,908

(5,953)	(11,762)	(6,716)	(11,548)	(90,497)
(9,925)	(118)	(15,696)	(471)	(3,752)
(12,745)	(7,967)	(15,283)	(11,998)	(5,128)
(20,229)	(15,738)	(28,993)	(13,823)	(3,779)
(10,465)	(14,615)	(11,656)	(13,285)	(2,462)
(12,434)	(25,049)	(13,809)	(22,960)	(2,525)
(17,450)	(41,008)	(23,579)	(45,486)	(7,065)

609,780	311,556	326,586	123,172	5,700

6,169,880	2,554,024	3,463,214	1,062,822	307,413

(625,199)	(266,348)	(294,538)	(94,152)	(60,818)
(516,562)	(20,161)	(94,820)	(840,636)	(430,607)
30,850,669	13,674,967	18,062,876	5,659,914	1,499,743

29,708,908	13,388,458	17,673,518	4,725,126	1,008,318

258,180	141,031	197,615	78,805	17,667
(40,783,501)	(18,250,727)	(23,718,664)	(6,578,585)	(1,697,056)

(40,525,321)	(18,109,696)	(23,521,049)	(6,499,780)	(1,679,389)

(10,816,413)	(4,721,238)	(5,847,531)	(1,774,654)	(671,071)

$(4,646,533)	$(2,167,214)	$(2,384,317)	$(711,832)	$(363,658)

35

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,200,251	$5,026,864
Net realized gain (loss)	2,028,962	7,354,037
Net change in unrealized appreciation (depreciation)	(3,423,520)	(7,404,703)

Net increase (decrease) in net assets resulting from operations	3,805,693	4,976,198

Distributions to shareholders (Note 2):
Class I	(456,635)	(174,706	)*
Class R5	(340,190)	(323,410	)*
Service Class	(396,511)	(182,922	)*
Administrative Class	(1,811,415)	(1,307,514	)*
Class A	(1,203,067)	(712,236	)*
Class R4	(5,116,375)	(2,508,766	)*
Class R3	(351,773)	(175,226	)*

Total distributions	(9,675,966)	(5,384,780)

Net fund share transactions (Note 5):
Class I	2,149,501	2,018,957
Class R5	168,386	(4,504,942)
Service Class	704,733	748,675
Administrative Class	(611,841)	(13,094,871)
Class A	(856,550)	(4,868,627)
Class R4	10,172,219	8,350,650
Class R3	1,055,023	116,739

Increase (decrease) in net assets from fund share transactions	12,781,471	(11,233,419)

Total increase (decrease) in net assets	6,911,198	(11,642,001)
Net assets*
Beginning of period	204,685,203	216,327,204

End of period	$211,596,401	$204,685,203

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$5,632,295	$5,795,256	$4,466,662	$4,168,620
18,245,081	24,657,810	21,015,954	32,625,291
(24,109,660)	(13,733,679)	(28,747,322)	(15,537,926)

(232,284)	16,719,387	(3,264,706)	21,255,985

(1,282,311)	(174,425)*	(1,681,179)	(307,578)*
(2,363,743)	(1,414,498)*	(1,504,205)	(1,058,740)*
(1,032,379)	(143,255)*	(1,040,049)	(195,201)*
(7,634,289)	(3,036,488)*	(11,431,456)	(4,245,830)*
(7,802,596)	(3,059,026)*	(9,053,344)	(3,744,352)*
(3,153,518)	(870,056)*	(3,190,043)	(958,886)*
(1,001,709)	(357,217)*	(2,012,260)	(565,673)*

(24,270,545)	(9,054,965)	(29,912,536)	(11,076,260)

5,245,393	5,334,195	8,929,743	(2,574,234)
2,801,869	(17,270,394)	449,842	(8,902,085)
1,018,946	6,626,559	1,240,959	4,063,360
5,774,594	(14,016,170)	8,785,036	(6,545,372)
1,249,660	(26,548,527)	2,667,194	(18,290,585)
4,587,235	5,530,736	5,082,641	1,025,603
1,813,817	(1,905,640)	2,518,501	2,291,300

22,491,514	(42,249,241)	29,673,916	(28,932,013)

(2,011,315)	(34,584,819)	(3,503,326)	(18,752,288)

273,910,446	308,495,265	242,362,703	261,114,991

$271,899,131	$273,910,446	$238,859,377	$242,362,703

37

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,011,520	$1,679,591
Net realized gain (loss)	12,188,082	17,072,485
Net change in unrealized appreciation (depreciation)	(17,004,260)	(7,651,130)

Net increase (decrease) in net assets resulting from operations	(2,804,658)	11,100,946

Distributions to shareholders (Note 2):
Class I	(2,594,461)	(353,280	)*
Class R5	(586,773)	(304,892	)*
Service Class	(362,897)	(69,593	)*
Administrative Class	(4,425,472)	(1,503,548	)*
Class A	(4,251,880)	(1,763,450	)*
Class R4	(2,263,160)	(638,042	)*
Class R3	(1,070,597)	(313,391	)*

Total distributions	(15,555,240)	(4,946,196)

Net fund share transactions (Note 5):
Class I	5,859,774	9,181,627
Class R5	(282,335)	(961,267)
Service Class	369,670	1,112,566
Administrative Class	1,747,202	1,472,690
Class A	2,141,634	(11,957,805)
Class R4	4,088,734	549,998
Class R3	1,517,400	15,488

Increase (decrease) in net assets from fund share transactions	15,442,079	(586,703)

Total increase (decrease) in net assets	(2,917,819)	5,568,047
Net assets*
Beginning of period	121,233,947	115,665,900

End of period	$118,316,128	$121,233,947

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$2,003,625	$1,842,586	$9,477,160	$9,274,821
1,025,676	3,785,183	12,802,309	41,514,557
1,777,718	(3,435,984)	(21,470,914)	(26,832,652)

4,807,019	2,191,785	808,555	23,956,726

(144,704)	(55,105)*	(3,156,055)	(861,333)*
(75,776)	(85,723)*	(4,124,720)	(1,045,669)*
(520,524)	(238,272)*	(5,009,458)	(2,967,626)*
(938,553)	(381,758)*	(7,959,196)	(3,028,413)*
(1,167,602)	(290,532)*	(6,256,148)	(1,673,102)*
(168,435)	(74,808)*	(5,176,395)	(1,789,682)*
(513,708)	(175,443)*	(7,305,993)	(2,234,480)*

(3,529,302)	(1,301,641)	(38,987,965)	(13,600,305)

13,543,075	(195,843)	16,082,847	(1,699,121)
6,951,607	(3,349,102)	44,063,108	(12,815,651)
5,575,145	(1,714,600)	(43,943,368)	(36,430,305)
16,881,744	(1,496,418)	(4,511,302)	(19,689,307)
31,468,256	(496,904)	(2,824,471)	7,635,808
19,126,200	(593,414)	(2,616,305)	(3,919,190)
25,653,557	(264,100)	(287,953)	(8,836,249)

119,199,584	(8,110,381)	5,962,556	(75,754,015)

120,477,301	(7,220,237)	(32,216,854)	(65,397,594)

76,163,447	83,383,684	415,251,308	480,648,902

$196,640,748	$76,163,447	$383,034,454	$415,251,308

39

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,229,705	$4,906,747
Net realized gain (loss)	14,525,575	29,608,279
Net change in unrealized appreciation (depreciation)	(20,978,454)	(16,489,849)

Net increase (decrease) in net assets resulting from operations	(223,174)	18,025,177

Distributions to shareholders (Note 2):
Class I	(3,641,934)	(1,243,536	)*
Class R5	(5,683)	(19,722	)*
Service Class	(1,792,633)	(1,173,370	)*
Administrative Class	(4,672,252)	(2,444,848	)*
Class A	(3,514,932)	(1,465,192	)*
Class R4	(6,739,429)	(3,216,029	)*
Class R3	(8,904,716)	(4,216,114	)*

Total distributions	(29,271,579)	(13,778,811)

Net fund share transactions (Note 5):
Class I	15,541,755	(1,485,558)
Class R5	159,463	(317,432)
Service Class	(2,954,847)	(2,643,939)
Administrative Class	(1,087,753)	483,987
Class A	4,279,797	6,220,245
Class R4	(2,704,939)	4,760,087
Class R3	4,249,744	(1,720,109)

Increase (decrease) in net assets from fund share transactions	17,483,220	5,297,281

Total increase (decrease) in net assets	(12,011,533)	9,543,647
Net assets*
Beginning of period	283,414,936	273,871,289

End of period	$271,403,403	$283,414,936

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART by JPMorgan 2030 Fund			MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$10,711,193	$9,378,845		$4,473,532	$3,190,991
35,367,451	65,811,565		18,098,799	26,639,424
(48,642,206)	(34,672,330)		(25,649,233)	(12,655,586)

(2,563,562)	40,518,080		(3,076,902)	17,174,829

(4,461,097)	(1,109,057	)*	(3,557,363)	(961,325	)*
(6,897,350)	(1,473,075	)*	(15,945)	(57,846	)*
(8,708,981)	(4,772,561	)*	(1,396,330)	(937,439	)*
(12,618,240)	(3,837,774	)*	(3,771,444)	(1,604,869	)*
(7,801,913)	(2,157,839	)*	(3,169,502)	(1,212,105	)*
(7,808,568)	(2,355,074	)*	(6,389,270)	(2,648,724	)*
(14,006,419)	(3,791,380	)*	(7,734,830)	(3,229,848	)*

(62,302,568)	(19,496,760)		(26,034,684)	(10,652,156)

19,145,346	1,739,169		10,933,097	5,315,138
73,562,791	(24,878,558)		100,419	(901,691)
(57,166,565)	(34,059,609)		30,171	(5,368,678)
8,603,394	(3,620,826)		616,076	2,103,587
(2,001,505)	3,750,441		(290,406)	5,778,101
(739,446)	1,657,131		1,703,340	6,445,344
4,814,629	3,400,404		1,701,061	3,123,232

46,218,644	(52,011,848)		14,793,758	16,495,033

(18,647,486)	(30,990,528)		(14,317,828)	23,017,706

515,250,573	546,241,101		227,846,528	204,828,822

$496,603,087	$515,250,573		$213,528,700	$227,846,528

41

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,169,880	$5,189,419
Net realized gain (loss)	29,708,908	42,886,750
Net change in unrealized appreciation (depreciation)	(40,525,321)	(20,329,403)

Net increase (decrease) in net assets resulting from operations	(4,646,533)	27,746,766

Distributions to shareholders (Note 2):
Class I	(2,736,758)	(695,562	)*
Class R5	(4,654,320)	(996,694	)*
Service Class	(5,250,215)	(3,192,736	)*
Administrative Class	(9,079,419)	(3,125,721	)*
Class A	(4,336,919)	(1,557,175	)*
Class R4	(5,533,240)	(1,753,444	)*
Class R3	(7,786,600)	(2,410,596	)*

Total distributions	(39,377,471)	(13,731,928)

Net fund share transactions (Note 5):
Class I	12,637,356	1,337,094
Class R5	47,473,964	(11,245,516)
Service Class	(33,466,599)	(16,100,101)
Administrative Class	6,387,755	(3,384,690)
Class A	(1,668,638)	1,305,152
Class R4	1,850,614	3,923,262
Class R3	4,433,362	2,536,757

Increase (decrease) in net assets from fund share transactions	37,647,814	(21,628,042)

Total increase (decrease) in net assets	(6,376,190)	(7,613,204)
Net assets*
Beginning of period	320,162,546	327,775,750

End of period	$313,786,356	$320,162,546

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART by JPMorgan 2045 Fund			MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$2,554,024	$1,807,232		$3,463,214	$2,583,391
13,388,458	16,486,526		17,673,518	26,218,403
(18,109,696)	(7,423,884)		(23,521,049)	(12,619,553)

(2,167,214)	10,869,874		(2,384,317)	16,182,241

(1,763,124)	(327,112	)*	(1,550,399)	(364,167	)*
(18,331)	(11,951	)*	(3,893,659)	(793,066	)*
(1,113,350)	(559,484	)*	(2,771,186)	(1,954,614	)*
(2,297,794)	(847,923	)*	(6,259,727)	(1,993,329	)*
(1,924,872)	(706,134	)*	(2,376,030)	(916,317	)*
(3,532,658)	(1,427,149	)*	(2,965,880)	(1,049,431	)*
(5,793,557)	(2,156,853	)*	(5,047,633)	(1,782,486	)*

(16,443,686)	(6,036,606)		(24,864,514)	(8,853,410)

7,078,054	3,220,934		7,172,832	1,944,570
5,597	(75,199)		35,370,444	(9,188,455)
681,991	(1,061,438)		(25,201,784)	(453,864)
2,511,904	1,377,566		8,663,189	5,738,592
604,595	2,998,488		935,189	289,620
1,547,891	1,827,973		1,920,362	822,702
3,235,302	3,130,278		1,935,090	2,602,358

15,665,334	11,418,602		30,795,322	1,755,523

(2,945,566)	16,251,870		3,546,491	9,084,354

138,365,945	122,114,075		180,399,509	171,315,155

$135,420,379	$138,365,945		$183,946,000	$180,399,509

43

MassMutual RetireSMART and MassMutual RetireSMART by JPMorgan Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,062,822	$594,863
Net realized gain (loss)	4,725,126	6,392,488
Net change in unrealized appreciation (depreciation)	(6,499,780)	(2,793,944)

Net increase (decrease) in net assets resulting from operations	(711,832)	4,193,407

Distributions to shareholders (Note 2):
Class I	(668,592)	(169,808	)*
Class R5	(27,380)	(9,185	)*
Service Class	(673,919)	(299,060	)*
Administrative Class	(745,615)	(350,425	)*
Class A	(658,269)	(274,452	)*
Class R4	(1,284,484)	(490,643	)*
Class R3	(2,425,873)	(1,099,835	)*

Total distributions	(6,484,132)	(2,693,408)

Net fund share transactions (Note 5):
Class I	2,861,820	1,517,114
Class R5	18,582	82,264
Service Class	950,875	1,190,438
Administrative Class	1,151,042	1,092,326
Class A	702,937	1,893,457
Class R4	535,489	2,801,620
Class R3	2,820,144	4,035,161

Increase (decrease) in net assets from fund share transactions	9,040,889	12,612,380

Total increase (decrease) in net assets	1,844,925	14,112,379
Net assets*
Beginning of period	55,250,109	41,137,730

End of period	$57,095,034	$55,250,109

*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART by JPMorgan 2060 Fund
Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

$307,413	$241,118
1,008,318	1,686,799
(1,679,389)	(650,967)

(363,658)	1,276,950

(1,494,091)	(589,352	)*
(44,637)	(7,721	)*
(93,014)	(12,432	)*
(57,919)	(18,701	)*
(38,502)	(7,585	)*
(33,943)	(8,560	)*
(101,371)	(18,758	)*

(1,863,477)	(663,109)

180,438	235,851
518,996	169,752
(133,196)	370,684
106,828	81,092
39,973	136,522
156,876	83,619
314,043	453,389

1,183,958	1,530,909

(1,043,177)	2,144,750

14,787,940	12,643,190

$13,744,763	$14,787,940

45

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.02	$0.26		$(0.09)	$0.17	$(0.32)	$(0.19)	$-	$(0.51)	$9.68	1.99%	[b]	$10,341	0.13%	[a]	0.02%	[a]	5.51%	[a]
9/30/18	10.04	0.23		0.04	0.27	(0.29)	-	-	(0.29)	10.02	2.71%		8,431	0.12%		0.02%		2.27%
9/30/17	9.72	0.09		0.46	0.55	(0.22)	-	(0.01)	(0.23)	10.04	5.86%		6,399	0.12%		0.03%		0.88%
9/30/16	9.40	0.23		0.38	0.61	(0.26)	(0.03)	-	(0.29)	9.72	6.66%		288	0.13%		0.02%		2.46%
9/30/15[i]	9.73	0.02		(0.21)	(0.19)	-	(0.14)	-	(0.14)	9.40	(2.01%	)[b]	170	0.12%	[a]	0.02%	[a]	0.24%	[a]
12/31/14[h]	10.19	0.34		(0.07)	0.27	(0.29)	(0.44)	-	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
3/31/19[r]	$10.01	$0.26		$(0.10)	$0.16	$(0.31)	$(0.19)	$-	$(0.50)	$9.67	1.99%	[b]	$6,983	0.23%	[a]	0.12%	[a]	5.50%	[a]
9/30/18	10.02	0.34		(0.07)	0.27	(0.28)	-	-	(0.28)	10.01	2.72%		7,023	0.22%		0.13%		3.45%
9/30/17	9.70	0.17		0.37	0.54	(0.21)	-	(0.01)	(0.22)	10.02	5.77%		11,556	0.22%		0.13%		1.76%
9/30/16	9.39	0.23		0.36	0.59	(0.25)	(0.03)	-	(0.28)	9.70	6.49%		9,490	0.23%		0.12%		2.43%
9/30/15[i]	9.73	0.01		(0.21)	(0.20)	-	(0.14)	-	(0.14)	9.39	(2.11%	)[b]	4,154	0.22%	[a]	0.12%	[a]	0.15%	[a]
12/31/14	10.03	0.25		0.17	0.42	(0.28)	(0.44)	-	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
12/31/13	10.14	0.34		0.29	0.63	(0.29)	(0.45)	-	(0.74)	10.03	6.29%		3,073	0.15%		N/A		3.23%
Service Class
3/31/19[r]	$10.01	$0.26		$(0.10)	$0.16	$(0.30)	$(0.19)	$-	$(0.49)	$9.68	1.89%	[b]	$8,354	0.33%	[a]	0.22%	[a]	5.41%	[a]
9/30/18	10.02	0.23		0.03	0.26	(0.27)	-	-	(0.27)	10.01	2.61%		7,882	0.32%		0.22%		2.27%
9/30/17	9.69	0.17		0.37	0.54	(0.20)	-	(0.01)	(0.21)	10.02	5.72%		7,138	0.32%		0.23%		1.80%
9/30/16	9.37	0.28		0.30	0.58	(0.23)	(0.03)	-	(0.26)	9.69	6.39%		8,032	0.33%		0.22%		3.03%
9/30/15[i]	9.72	0.00	[d]	(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.37	(2.22%	)[b]	19,160	0.32%	[a]	0.22%	[a]	0.04%	[a]
12/31/14	10.03	0.29		0.12	0.41	(0.28)	(0.44)	-	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%
12/31/13	10.14	0.49		0.14	0.63	(0.29)	(0.45)	-	(0.74)	10.03	6.29%		12,812	0.19%		N/A		4.64%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	24%	62%	39%	69%	27%	31%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

46

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.01	$0.25	$(0.09)	$0.16	$(0.29)	$(0.19)	$-	$(0.48)	$9.69	1.84%	[b]	$37,498	0.43%	[a]	0.32%	[a]	5.31%	[a]
9/30/18	10.02	0.27	(0.02)	0.25	(0.26)	-	-	(0.26)	10.01	2.50%		39,271	0.42%		0.33%		2.72%
9/30/17	9.70	0.16	0.36	0.52	(0.19)	-	(0.01)	(0.20)	10.02	5.53%		52,556	0.42%		0.33%		1.64%
9/30/16	9.38	0.22	0.36	0.58	(0.23)	(0.03)	-	(0.26)	9.70	6.33%		53,140	0.43%		0.32%		2.39%
9/30/15[i]	9.73	(0.00)[d]	(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.38	(2.21%	)[b]	62,204	0.42%	[a]	0.32%	[a]	(0.05%	)[a]
12/31/14	10.04	0.22	0.17	0.39	(0.26)	(0.44)	-	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
12/31/13	10.14	0.18	0.44	0.62	(0.27)	(0.45)	-	(0.72)	10.04	6.22%		61,817	0.27%		N/A		1.78%
Class A
3/31/19[r]	$10.05	$0.24	$(0.10)	$0.14	$(0.26)	$(0.19)	$-	$(0.45)	$9.74	1.75%	[b]	$26,000	0.68%	[a]	0.57%	[a]	5.12%	[a]
9/30/18	10.05	0.23	0.00 [d]	0.23	(0.23)	-	-	(0.23)	10.05	2.30%		27,681	0.67%		0.58%		2.25%
9/30/17	9.68	0.15	0.35	0.50	(0.12)	-	(0.01)	(0.13)	10.05	5.29%		32,580	0.67%		0.58%		1.50%
9/30/16	9.36	0.24	0.31	0.55	(0.20)	(0.03)	-	(0.23)	9.68	6.03%		39,639	0.68%		0.57%		2.56%
9/30/15[i]	9.74	(0.02)	(0.22)	(0.24)	-	(0.14)	-	(0.14)	9.36	(2.52%	)[b]	113,693	0.67%	[a]	0.57%	[a]	(0.31%	)[a]
12/31/14	10.04	0.19	0.19	0.38	(0.24)	(0.44)	-	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
12/31/13	10.14	0.16	0.43	0.59	(0.24)	(0.45)	-	(0.69)	10.04	5.92%		131,939	0.52%		N/A		1.51%
Class R4
3/31/19[r]	$9.92	$0.24	$(0.09)	$0.15	$(0.28)	$(0.19)	$-	$(0.47)	$9.60	1.75%	[b]	$113,935	0.58%	[a]	0.47%	[a]	5.11%	[a]
9/30/18	9.94	0.22	0.01	0.23	(0.25)	-	-	(0.25)	9.92	2.31%		106,763	0.57%		0.48%		2.24%
9/30/17	9.64	0.13	0.38	0.51	(0.20)	-	(0.01)	(0.21)	9.94	5.41%		98,559	0.57%		0.48%		1.37%
9/30/16	9.36	0.00 [d]	0.56	0.56	(0.25)	(0.03)	-	(0.28)	9.64	6.13%		81,328	0.58%		0.47%		0.05%
9/30/15[i]	9.72	0.00 [d]	(0.22)	(0.22)	-	(0.14)	-	(0.14)	9.36	(2.32%	)[b]	1,496	0.57%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	10.18	0.21	0.03	0.24	(0.26)	(0.44)	-	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
3/31/19[r]	$9.89	$0.23	$(0.10)	$0.13	$(0.25)	$(0.19)	$-	$(0.44)	$9.58	1.59%	[b]	$8,485	0.83%	[a]	0.72%	[a]	4.85%	[a]
9/30/18	9.91	0.20	0.01	0.21	(0.23)	-	-	(0.23)	9.89	2.10%		7,635	0.82%		0.73%		2.03%
9/30/17	9.61	0.10	0.38	0.48	(0.17)	-	(0.01)	(0.18)	9.91	5.13%		7,538	0.82%		0.73%		1.00%
9/30/16	9.33	0.09	0.45	0.54	(0.23)	(0.03)	-	(0.26)	9.61	5.96%		5,155	0.83%		0.72%		1.00%
9/30/15[i]	9.72	(0.02)	(0.23)	(0.25)	-	(0.14)	-	(0.14)	9.33	(2.63%	)[b]	1,302	0.82%	[a]	0.72%	[a]	(0.23%	)[a]
12/31/14[h]	10.18	0.19	0.03	0.22	(0.24)	(0.44)	-	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

47

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.58	$0.21	$(0.30)	$(0.09)	$(0.31)	$(0.68)	$(0.99)	$9.50	0.16%	[b]	$16,845	0.10%	[a]	0.04%	[a]	4.51%	[a]
9/30/18	10.31	0.16	0.47	0.63	(0.34)	(0.02)	(0.36)	10.58	6.21%		12,666	0.09%		0.05%		1.50%
9/30/17	9.53	0.04	0.96	1.00	(0.22)	-	(0.22)	10.31	10.72%		7,078	0.08%		0.07%		0.40%
9/30/16	9.14	0.45	0.28	0.73	(0.23)	(0.11)	(0.34)	9.53	8.18%		198	0.08%		0.04%		4.89%
9/30/15[i]	9.79	0.02	(0.39)	(0.37)	-	(0.28)	(0.28)	9.14	(3.85%	)[b]	642	0.07%	[a]	0.04%	[a]	0.30%	[a]
12/31/14[h]	10.76	0.42	(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/19[r]	$10.57	$0.22	$(0.32)	$(0.10)	$(0.29)	$(0.68)	$(0.97)	$9.50	0.12%	[b]	$26,106	0.20%	[a]	0.14%	[a]	4.64%	[a]
9/30/18	10.31	0.29	0.32	0.61	(0.33)	(0.02)	(0.35)	10.57	6.01%		25,611	0.19%		0.15%		2.78%
9/30/17	9.53	0.15	0.84	0.99	(0.21)	-	(0.21)	10.31	10.62%		41,947	0.18%		0.16%		1.52%
9/30/16	9.13	0.20	0.53	0.73	(0.22)	(0.11)	(0.33)	9.53	8.21%		39,100	0.18%		0.14%		2.16%
9/30/15[i]	9.79	0.01	(0.39)	(0.38)	-	(0.28)	(0.28)	9.13	(3.95%	)[b]	21,120	0.17%	[a]	0.14%	[a]	0.19%	[a]
12/31/14	10.61	0.26	0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
12/31/13	10.25	0.45	1.02	1.47	(0.32)	(0.79)	(1.11)	10.61	14.56%		17,345	0.17%		N/A		4.07%
Service Class
3/31/19[r]	$10.62	$0.21	$(0.31)	$(0.10)	$(0.29)	$(0.68)	$(0.97)	$9.55	0.03%	[b]	$11,332	0.30%	[a]	0.24%	[a]	4.54%	[a]
9/30/18	10.35	0.10	0.51	0.61	(0.32)	(0.02)	(0.34)	10.62	5.97%		11,330	0.29%		0.25%		0.96%
9/30/17	9.55	0.17	0.82	0.99	(0.19)	-	(0.19)	10.35	10.53%		4,509	0.28%		0.26%		1.77%
9/30/16	9.14	0.25	0.46	0.71	(0.19)	(0.11)	(0.30)	9.55	7.98%		5,623	0.28%		0.24%		2.76%
9/30/15[i]	9.81	0.01	(0.40)	(0.39)	-	(0.28)	(0.28)	9.14	(4.05%	)[b]	36,457	0.27%	[a]	0.24%	[a]	0.09%	[a]
12/31/14	10.62	0.24	0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%
12/31/13	10.26	0.50	0.97	1.47	(0.32)	(0.79)	(1.11)	10.62	14.53%		31,677	0.21%		N/A		4.47%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	21%	52%	30%	62%	17%	28%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.59	$0.21		$(0.31)	$(0.10)	$(0.27)	$(0.68)	$(0.95)	$9.54	0.09%	[b]	$85,137	0.40%	[a]	0.34%	[a]	4.47%	[a]
9/30/18	10.32	0.23		0.37	0.60	(0.31)	(0.02)	(0.33)	10.59	5.86%		87,160	0.39%		0.35%		2.18%
9/30/17	9.54	0.12		0.85	0.97	(0.19)	-	(0.19)	10.32	10.36%		98,641	0.38%		0.36%		1.26%
9/30/16	9.14	0.20		0.51	0.71	(0.20)	(0.11)	(0.31)	9.54	7.92%		105,186	0.38%		0.34%		2.22%
9/30/15[i]	9.82	0.00	[d]	(0.40)	(0.40)	-	(0.28)	(0.28)	9.14	(4.15%	)[b]	128,868	0.37%	[a]	0.34%	[a]	0.01%	[a]
12/31/14	10.63	0.20		0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
12/31/13	10.26	0.18		1.28	1.46	(0.30)	(0.79)	(1.09)	10.63	14.44%		150,710	0.29%		N/A		1.66%
Class A
3/31/19[r]	$10.61	$0.20		$(0.31)	$(0.11)	$(0.24)	$(0.68)	$(0.92)	$9.58	(0.04%	)[b]	$84,531	0.65%	[a]	0.59%	[a]	4.25%	[a]
9/30/18	10.34	0.20		0.37	0.57	(0.28)	(0.02)	(0.30)	10.61	5.56%		91,459	0.64%		0.60%		1.90%
9/30/17	9.54	0.11		0.85	0.96	(0.16)	-	(0.16)	10.34	10.22%		115,392	0.63%		0.61%		1.18%
9/30/16	9.14	0.17		0.51	0.68	(0.17)	(0.11)	(0.28)	9.54	7.59%		138,758	0.63%		0.59%		1.85%
9/30/15[i]	9.84	(0.02)		(0.40)	(0.42)	-	(0.28)	(0.28)	9.14	(4.34%	)[b]	165,092	0.62%	[a]	0.59%	[a]	(0.26%	)[a]
12/31/14	10.65	0.17		0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
12/31/13	10.26	0.11		1.33	1.44	(0.26)	(0.79)	(1.05)	10.65	14.21%		216,068	0.53%		N/A		0.99%
Class R4
3/31/19[r]	$10.53	$0.20		$(0.31)	$(0.11)	$(0.26)	$(0.68)	$(0.94)	$9.48	0.07%	[b]	$35,898	0.55%	[a]	0.49%	[a]	4.31%	[a]
9/30/18	10.26	0.18		0.41	0.59	(0.30)	(0.02)	(0.32)	10.53	5.80%		34,455	0.54%		0.50%		1.69%
9/30/17	9.50	0.10		0.85	0.95	(0.19)	-	(0.19)	10.26	10.25%		28,109	0.53%		0.51%		1.06%
9/30/16	9.13	0.03		0.66	0.69	(0.21)	(0.11)	(0.32)	9.50	7.72%		21,403	0.53%		0.49%		0.31%
9/30/15[i]	9.82	0.01		(0.42)	(0.41)	-	(0.28)	(0.28)	9.13	(4.25%	)[b]	1,693	0.52%	[a]	0.49%	[a]	0.17%	[a]
12/31/14[h]	10.79	0.20		0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
3/31/19[r]	$10.50	$0.19		$(0.31)	$(0.12)	$(0.23)	$(0.68)	$(0.91)	$9.47	(0.16%	)[b]	$12,050	0.80%	[a]	0.74%	[a]	3.99%	[a]
9/30/18	10.24	0.18		0.37	0.55	(0.27)	(0.02)	(0.29)	10.50	5.46%		11,230	0.79%		0.75%		1.73%
9/30/17	9.47	0.07		0.86	0.93	(0.16)	-	(0.16)	10.24	10.04%		12,819	0.78%		0.76%		0.72%
9/30/16	9.12	0.13		0.53	0.66	(0.20)	(0.11)	(0.31)	9.47	7.45%		8,773	0.78%		0.74%		1.38%
9/30/15[i]	9.82	0.01		(0.43)	(0.42)	-	(0.28)	(0.28)	9.12	(4.35%	)[b]	5,138	0.77%	[a]	0.74%	[a]	0.11%	[a]
12/31/14[h]	10.79	0.18		0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

49

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$11.21	$0.21	$(0.53)	$(0.32)	$(0.32)	$(1.08)	$(1.40)	$9.49	(1.10%	)[b]	$15,450	0.12%	[a]	0.04%	[a]	4.47%	[a]
9/30/18	10.77	0.20	0.75	0.95	(0.40)	(0.11)	(0.51)	11.21	9.07%		8,011	0.10%		0.06%		1.84%
9/30/17	9.55	0.02	1.41	1.43	(0.21)	-	(0.21)	10.77	15.26%		10,236	0.10%		0.09%		0.24%
9/30/16	9.10	0.36	0.47	0.83	(0.20)	(0.18)	(0.38)	9.55	9.39%		110	0.09%		0.04%		3.85%
9/30/15[i]	10.02	0.03	(0.57)	(0.54)	-	(0.38)	(0.38)	9.10	(5.46%	)[b]	300	0.08%	[a]	0.04%	[a]	0.42%	[a]
12/31/14[h]	11.45	0.34	(0.05)	0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
3/31/19[r]	$11.21	$0.20	$(0.52)	$(0.32)	$(0.31)	$(1.08)	$(1.39)	$9.50	(1.15%	)[b]	$12,357	0.22%	[a]	0.14%	[a]	4.10%	[a]
9/30/18	10.77	0.29	0.65	0.94	(0.39)	(0.11)	(0.50)	11.21	8.96%		13,583	0.20%		0.16%		2.60%
9/30/17	9.55	0.12	1.30	1.42	(0.20)	-	(0.20)	10.77	15.16%		21,697	0.20%		0.17%		1.24%
9/30/16	9.09	0.19	0.64	0.83	(0.19)	(0.18)	(0.37)	9.55	9.43%		22,452	0.19%		0.14%		2.09%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.57%	)[b]	8,746	0.18%	[a]	0.14%	[a]	0.31%	[a]
12/31/14	11.31	0.22	0.20	0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
12/31/13	10.33	0.21	2.01	2.22	(0.33)	(0.91)	(1.24)	11.31	21.91%		4,663	0.19%		N/A		1.88%
Service Class
3/31/19[r]	$11.24	$0.19	$(0.53)	$(0.34)	$(0.29)	$(1.08)	$(1.37)	$9.53	(1.25%	)[b]	$8,630	0.32%	[a]	0.24%	[a]	4.01%	[a]
9/30/18	10.80	0.11	0.82	0.93	(0.38)	(0.11)	(0.49)	11.24	8.81%		8,522	0.30%		0.25%		1.01%
9/30/17	9.55	0.13	1.29	1.42	(0.17)	-	(0.17)	10.80	15.13%		4,209	0.30%		0.27%		1.29%
9/30/16	9.09	0.21	0.60	0.81	(0.17)	(0.18)	(0.35)	9.55	9.18%		7,021	0.29%		0.24%		2.25%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.56%	)[b]	25,552	0.28%	[a]	0.24%	[a]	0.21%	[a]
12/31/14	11.31	0.25	0.16	0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%
12/31/13	10.33	0.44	1.79	2.23	(0.34)	(0.91)	(1.25)	11.31	21.93%		18,053	0.23%		N/A		3.78%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	23%	55%	33%	62%	20%	28%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$11.22	$0.19	$(0.53)	$(0.34)	$(0.28)	$(1.08)	$(1.36)	$9.52	(1.27%	)[b]	$89,825	0.42%	[a]	0.34%	[a]	4.02%	[a]
9/30/18	10.79	0.19	0.72	0.91	(0.37)	(0.11)	(0.48)	11.22	8.62%		93,858	0.40%		0.36%		1.75%
9/30/17	9.55	0.10	1.32	1.42	(0.18)	-	(0.18)	10.79	15.08%		96,560	0.40%		0.37%		1.00%
9/30/16	9.09	0.18	0.62	0.80	(0.16)	(0.18)	(0.34)	9.55	9.14%		98,971	0.39%		0.34%		2.02%
9/30/15[i]	10.04	0.01	(0.58)	(0.57)	-	(0.38)	(0.38)	9.09	(5.76%	)[b]	127,157	0.38%	[a]	0.34%	[a]	0.12%	[a]
12/31/14	11.32	0.20	0.21	0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
12/31/13	10.33	0.16	2.06	2.22	(0.32)	(0.91)	(1.23)	11.32	21.84%		130,738	0.31%		N/A		1.44%
Class A
3/31/19[r]	$11.24	$0.18	$(0.52)	$(0.34)	$(0.25)	$(1.08)	$(1.33)	$9.57	(1.35%	)[b]	$70,138	0.67%	[a]	0.59%	[a]	3.75%	[a]
9/30/18	10.80	0.17	0.72	0.89	(0.34)	(0.11)	(0.45)	11.24	8.42%		77,780	0.65%		0.61%		1.54%
9/30/17	9.56	0.09	1.30	1.39	(0.15)	-	(0.15)	10.80	14.73%		92,645	0.65%		0.62%		0.86%
9/30/16	9.10	0.15	0.62	0.77	(0.13)	(0.18)	(0.31)	9.56	8.77%		104,156	0.64%		0.59%		1.61%
9/30/15[i]	10.06	(0.01)	(0.57)	(0.58)	-	(0.38)	(0.38)	9.10	(5.84%	)[b]	124,585	0.63%	[a]	0.59%	[a]	(0.15%	)[a]
12/31/14	11.34	0.15	0.23	0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
12/31/13	10.34	0.10	2.09	2.19	(0.28)	(0.91)	(1.19)	11.34	21.49%		183,571	0.56%		N/A		0.86%
Class R4
3/31/19[r]	$11.14	$0.18	$(0.52)	$(0.34)	$(0.27)	$(1.08)	$(1.35)	$9.45	(1.32%	)[b]	$25,730	0.57%	[a]	0.49%	[a]	3.89%	[a]
9/30/18	10.72	0.16	0.73	0.89	(0.36)	(0.11)	(0.47)	11.14	8.47%		24,118	0.55%		0.51%		1.46%
9/30/17	9.51	0.08	1.31	1.39	(0.18)	-	(0.18)	10.72	14.90%		22,154	0.55%		0.52%		0.79%
9/30/16	9.08	0.03	0.76	0.79	(0.18)	(0.18)	(0.36)	9.51	9.00%		16,185	0.54%		0.49%		0.36%
9/30/15[i]	10.04	0.07	(0.65)	(0.58)	-	(0.38)	(0.38)	9.08	(5.86%	)[b]	1,481	0.53%	[a]	0.49%	[a]	0.96%	[a]
12/31/14[h]	11.47	0.19	0.06	0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
3/31/19[r]	$11.10	$0.17	$(0.51)	$(0.34)	$(0.25)	$(1.08)	$(1.33)	$9.43	(1.41%	)[b]	$16,730	0.82%	[a]	0.74%	[a]	3.62%	[a]
9/30/18	10.69	0.13	0.73	0.86	(0.34)	(0.11)	(0.45)	11.10	8.21%		16,492	0.80%		0.76%		1.16%
9/30/17	9.49	0.05	1.31	1.36	(0.16)	-	(0.16)	10.69	14.54%		13,615	0.80%		0.77%		0.51%
9/30/16	9.07	0.10	0.67	0.77	(0.17)	(0.18)	(0.35)	9.49	8.73%		7,529	0.79%		0.74%		1.13%
9/30/15[i]	10.04	0.03	(0.62)	(0.59)	-	(0.38)	(0.38)	9.07	(5.96%	)[b]	3,758	0.78%	[a]	0.74%	[a]	0.40%	[a]
12/31/14[h]	11.47	0.17	0.06	0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

51

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.25	$0.21	$(0.70)	$(0.49)	$(0.34)	$(1.26)	$(1.60)	$10.16	(1.87%	)[b]	$20,257	0.22%	[a]	0.07%	[a]	4.07%	[a]
9/30/18	11.62	0.16	1.01	1.17	(0.43)	(0.11)	(0.54)	12.25	10.36%		17,151	0.21%		0.08%		1.34%
9/30/17	10.08	0.01	1.71	1.72	(0.18)	-	(0.18)	11.62	17.35%		7,411	0.22%		0.12%		0.06%
9/30/16	9.63	0.37	0.55	0.92	(0.18)	(0.29)	(0.47)	10.08	9.87%		129	0.24%		0.07%		3.78%
9/30/15[i]	10.79	0.03	(0.69)	(0.66)	-	(0.50)	(0.50)	9.63	(6.28%	)[b]	398	0.22%	[a]	0.07%	[a]	0.31%	[a]
12/31/14[h]	12.25	0.31	0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
3/31/19[r]	$12.25	$0.18	$(0.66)	$(0.48)	$(0.33)	$(1.26)	$(1.59)	$10.18	(1.84%	)[b]	$4,760	0.32%	[a]	0.17%	[a]	3.44%	[a]
9/30/18	11.62	0.23	0.93	1.16	(0.42)	(0.11)	(0.53)	12.25	10.26%		5,780	0.31%		0.19%		1.96%
9/30/17	10.08	0.09	1.62	1.71	(0.17)	-	(0.17)	11.62	17.23%		6,432	0.33%		0.21%		0.83%
9/30/16	9.63	0.18	0.73	0.91	(0.17)	(0.29)	(0.46)	10.08	9.76%		4,662	0.34%		0.17%		1.83%
9/30/15[i]	10.80	0.01	(0.68)	(0.67)	-	(0.50)	(0.50)	9.63	(6.37%	)[b]	3,534	0.32%	[a]	0.17%	[a]	0.14%	[a]
12/31/14	12.12	0.20	0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
12/31/13	10.35	0.24	2.41	2.65	(0.31)	(0.57)	(0.88)	12.12	25.93%		4,132	0.25%		0.19%		2.04%
Service Class
3/31/19[r]	$12.27	$0.19	$(0.69)	$(0.50)	$(0.32)	$(1.26)	$(1.58)	$10.19	(2.03%	)[b]	$2,789	0.42%	[a]	0.27%	[a]	3.70%	[a]
9/30/18	11.63	0.11	1.05	1.16	(0.41)	(0.11)	(0.52)	12.27	10.22%		2,834	0.41%		0.28%		0.94%
9/30/17	10.09	0.10	1.60	1.70	(0.16)	-	(0.16)	11.63	17.09%		1,604	0.43%		0.30%		0.90%
9/30/16	9.62	0.20	0.71	0.91	(0.15)	(0.29)	(0.44)	10.09	9.68%		1,657	0.44%		0.27%		2.11%
9/30/15[i]	10.80	0.01	(0.69)	(0.68)	-	(0.50)	(0.50)	9.62	(6.46%	)[b]	4,389	0.42%	[a]	0.27%	[a]	0.13%	[a]
12/31/14	12.12	0.23	0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%
12/31/13	10.36	0.36	2.28	2.64	(0.31)	(0.57)	(0.88)	12.12	25.82%		3,545	0.29%		0.23%		3.01%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	23%	64%	39%	70%	26%	32%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.25	$0.19		$(0.70)	$(0.51)	$(0.30)	$(1.26)	$(1.56)	$10.18	(2.07%	)[b]	$32,526	0.52%	[a]	0.37%	[a]	3.67%	[a]
9/30/18	11.62	0.18		0.96	1.14	(0.40)	(0.11)	(0.51)	12.25	10.05%		36,154	0.51%		0.39%		1.50%
9/30/17	10.07	0.07		1.63	1.70	(0.15)	-	(0.15)	11.62	17.08%		32,761	0.53%		0.40%		0.66%
9/30/16	9.62	0.16		0.73	0.89	(0.15)	(0.29)	(0.44)	10.07	9.49%		30,872	0.54%		0.37%		1.64%
9/30/15[i]	10.81	0.00	[d]	(0.69)	(0.69)	-	(0.50)	(0.50)	9.62	(6.55%	)[b]	39,361	0.52%	[a]	0.37%	[a]	0.04%	[a]
12/31/14	12.13	0.18		0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
12/31/13	10.36	0.14		2.49	2.63	(0.29)	(0.57)	(0.86)	12.13	25.73%		35,398	0.37%		0.31%		1.19%
Class A
3/31/19[r]	$12.22	$0.18		$(0.69)	$(0.51)	$(0.27)	$(1.26)	$(1.53)	$10.18	(2.18%	)[b]	$31,364	0.77%	[a]	0.62%	[a]	3.49%	[a]
9/30/18	11.59	0.17		0.94	1.11	(0.37)	(0.11)	(0.48)	12.22	9.77%		34,466	0.75%		0.64%		1.46%
9/30/17	10.05	0.06		1.60	1.66	(0.12)	-	(0.12)	11.59	16.71%		44,394	0.78%		0.65%		0.56%
9/30/16	9.59	0.12		0.75	0.87	(0.12)	(0.29)	(0.41)	10.05	9.33%		46,706	0.79%		0.62%		1.25%
9/30/15[i]	10.80	(0.02)		(0.69)	(0.71)	-	(0.50)	(0.50)	9.59	(6.74%	)[b]	50,015	0.77%	[a]	0.62%	[a]	(0.23%	)[a]
12/31/14	12.12	0.14		0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
12/31/13	10.35	0.11		2.50	2.61	(0.27)	(0.57)	(0.84)	12.12	25.48%		61,092	0.62%		0.56%		0.94%
Class R4
3/31/19[r]	$12.12	$0.18		$(0.68)	$(0.50)	$(0.29)	$(1.26)	$(1.55)	$10.07	(2.06%	)[b]	$17,974	0.67%	[a]	0.52%	[a]	3.55%	[a]
9/30/18	11.51	0.15		0.96	1.11	(0.39)	(0.11)	(0.50)	12.12	9.86%		16,469	0.66%		0.54%		1.26%
9/30/17	10.00	0.04		1.63	1.67	(0.16)	-	(0.16)	11.51	16.89%		15,136	0.68%		0.56%		0.37%
9/30/16	9.58	0.09		0.79	0.88	(0.17)	(0.29)	(0.46)	10.00	9.39%		6,786	0.69%		0.52%		0.98%
9/30/15[i]	10.78	0.05		(0.75)	(0.70)	-	(0.50)	(0.50)	9.58	(6.66%	)[b]	2,155	0.67%	[a]	0.52%	[a]	0.64%	[a]
12/31/14[h]	12.24	0.17		0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
3/31/19[r]	$12.08	$0.16		$(0.67)	$(0.51)	$(0.26)	$(1.26)	$(1.52)	$10.05	(2.21%	)[b]	$8,647	0.92%	[a]	0.77%	[a]	3.20%	[a]
9/30/18	11.47	0.12		0.96	1.08	(0.36)	(0.11)	(0.47)	12.08	9.63%		8,381	0.91%		0.79%		1.04%
9/30/17	9.97	0.02		1.61	1.63	(0.13)	-	(0.13)	11.47	16.53%		7,927	0.93%		0.81%		0.19%
9/30/16	9.57	0.04		0.80	0.84	(0.15)	(0.29)	(0.44)	9.97	9.06%		4,573	0.94%		0.77%		0.44%
9/30/15[i]	10.78	0.03		(0.74)	(0.71)	-	(0.50)	(0.50)	9.57	(6.75%	)[b]	1,531	0.92%	[a]	0.77%	[a]	0.43%	[a]
12/31/14[h]	12.24	0.14		0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

53

MassMutual RetireSMART by JPMorgan In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$11.69	$0.13		$(0.03	)aa	$0.10	$(0.40)	$(0.15)	$(0.55)	$11.24	1.30%	[b]	$16,346	0.21%	[a]	0.06%	[a]	2.40%	[a]
9/30/18	11.55	0.32		0.05		0.37	(0.23)	-	(0.23)	11.69	3.22%		2,436	0.30%		0.07%		2.77%
9/30/17	11.13	0.22		0.47		0.69	(0.27)	-	(0.27)	11.55	6.43%		2,603	0.26%		0.08%		1.95%
9/30/16	10.40	0.17		0.56		0.73	-	-	-	11.13	7.02%		2,467	0.27%		0.06%		1.53%
9/30/15[i]	11.02	0.01		(0.30)		(0.29)	(0.33)	-	(0.33)	10.40	(2.68%	)[b]	598	0.26%	[a]	0.06%	[a]	0.07%	[a]
12/31/14[h]	11.03	0.48		(0.21)		0.27	(0.28)	-	(0.28)	11.02	2.45%	[b]	4,609	0.19%	[a]	0.06%	[a]	5.71%	[a]
Class R5
3/31/19[r]	$11.69	$0.14		$(0.04	)aa	$0.10	$(0.37)	$(0.15)	$(0.52)	$11.27	1.26%	[b]	$8,399	0.31%	[a]	0.16%	[a]	2.50%	[a]
9/30/18	11.56	0.31		0.04		0.35	(0.22)	-	(0.22)	11.69	3.02%		1,270	0.39%		0.17%		2.66%
9/30/17	11.14	0.17		0.51		0.68	(0.26)	-	(0.26)	11.56	6.32%		4,574	0.37%		0.18%		1.49%
9/30/16	10.42	0.08		0.64		0.72	-	-	-	11.14	6.91%		3,494	0.37%		0.16%		0.77%
9/30/15[i]	11.00	0.01		(0.30)		(0.29)	(0.29)	-	(0.29)	10.42	(2.68%	)[b]	757	0.36%	[a]	0.16%	[a]	0.09%	[a]
12/31/14[h]	11.03	0.57		(0.32)		0.25	(0.28)	-	(0.28)	11.00	2.27%	[b]	953	0.29%	[a]	0.16%	[a]	6.82%	[a]
Service Class
3/31/19[r]	$11.71	$0.24		$(0.15	)aa	$0.09	$(0.37)	$(0.15)	$(0.52)	$11.28	1.22%	[b]	$18,008	0.41%	[a]	0.26%	[a]	4.45%	[a]
9/30/18	11.57	0.28		0.06		0.34	(0.20)	-	(0.20)	11.71	3.00%		12,630	0.50%		0.27%		2.40%
9/30/17	11.15	0.19		0.48		0.67	(0.25)	-	(0.25)	11.57	6.20%		14,194	0.47%		0.28%		1.67%
9/30/16	10.44	0.27		0.44		0.71	-	-	-	11.15	6.80%		15,440	0.47%		0.26%		2.51%
9/30/15[i]	11.01	0.00	[d]	(0.29)		(0.29)	(0.28)	-	(0.28)	10.44	(2.70%	)[b]	19,899	0.46%	[a]	0.26%	[a]	0.00%	[a,e]
12/31/14	10.88	0.20		0.20		0.40	(0.27)	-	(0.27)	11.01	3.63%		22,029	0.35%		0.26%		1.80%
12/31/13	10.45	0.20		0.52		0.72	(0.29)	-	(0.29)	10.88	6.93%		26,414	0.26%		0.25%		1.91%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	17%	80%	47%	75%	37%	44%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

54

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$11.71	$0.23	$(0.14	)aa	$0.09	$(0.36)	$(0.15)	$(0.51)	$11.29	1.13%	[b]	$38,845	0.51%	[a]	0.36%	[a]	4.15%	[a]
9/30/18	11.56	0.27	0.07		0.34	(0.19)	-	(0.19)	11.71	2.97%		22,101	0.60%		0.37%		2.35%
9/30/17	11.14	0.18	0.48		0.66	(0.24)	-	(0.24)	11.56	6.08%		23,318	0.57%		0.38%		1.58%
9/30/16	10.44	0.22	0.48		0.70	-	-	-	11.14	6.70%		28,573	0.57%		0.36%		2.07%
9/30/15[i]	11.02	(0.01)	(0.30)		(0.31)	(0.27)	-	(0.27)	10.44	(2.86%	)[b]	30,387	0.56%	[a]	0.36%	[a]	(0.09%	)[a]
12/31/14	10.89	0.24	0.16		0.40	(0.27)	-	(0.27)	11.02	3.68%		33,673	0.46%		0.35%		2.13%
12/31/13	10.47	0.22	0.48		0.70	(0.28)	-	(0.28)	10.89	6.83%		17,286	0.32%		0.32%	[k]	2.06%
Class A
3/31/19[r]	$11.61	$0.22	$(0.15	)aa	$0.07	$(0.35)	$(0.15)	$(0.50)	$11.18	0.96%	[b]	$51,741	0.76%	[a]	0.61%	[a]	3.99%	[a]
9/30/18	11.47	0.26	0.04		0.30	(0.16)	-	(0.16)	11.61	2.67%		20,199	0.84%		0.62%		2.29%
9/30/17	11.05	0.14	0.49		0.63	(0.21)	-	(0.21)	11.47	5.88%		20,529	0.82%		0.63%		1.27%
9/30/16	10.39	0.19	0.47		0.66	-	-	-	11.05	6.35%		20,906	0.82%		0.61%		1.74%
9/30/15[i]	10.95	(0.03)	(0.29)		(0.32)	(0.24)	-	(0.24)	10.39	(2.96%	)[b]	20,228	0.81%	[a]	0.61%	[a]	(0.34%	)[a]
12/31/14	10.81	0.19	0.17		0.36	(0.22)	-	(0.22)	10.95	3.34%		20,689	0.72%		0.63%		1.70%
12/31/13	10.38	0.15	0.52		0.67	(0.24)	-	(0.24)	10.81	6.52%		20,693	0.67%		0.67%	[k]	1.44%
Class R4
3/31/19[r]	$11.53	$0.09	$(0.01	)aa	$0.08	$(0.34)	$(0.15)	$(0.49)	$11.12	1.01%	[b]	$24,030	0.66%	[a]	0.51%	[a]	1.69%	[a]
9/30/18	11.39	0.25	0.06		0.31	(0.17)	-	(0.17)	11.53	2.75%		4,368	0.75%		0.52%		2.22%
9/30/17	10.98	0.18	0.46		0.64	(0.23)	-	(0.23)	11.39	5.99%		4,906	0.71%		0.53%		1.68%
9/30/16	10.31	0.20	0.47		0.67	-	-	-	10.98	6.50%		6,233	0.72%		0.51%		1.91%
9/30/15[i]	10.90	(0.02)	(0.29)		(0.31)	(0.28)	-	(0.28)	10.31	(2.88%	)[b]	4,325	0.71%	[a]	0.51%	[a]	(0.19%	)[a]
12/31/14[h]	10.96	0.30	(0.08)		0.22	(0.28)	-	(0.28)	10.90	2.01%	[b]	1,753	0.64%	[a]	0.51%	[a]	3.61%	[a]
Class R3
3/31/19[r]	$11.43	$0.14	$(0.08	)aa	$0.06	$(0.31)	$(0.15)	$(0.46)	$11.03	0.96%	[b]	$39,271	0.91%	[a]	0.76%	[a]	2.65%	[a]
9/30/18	11.30	0.22	0.06		0.28	(0.15)	-	(0.15)	11.43	2.45%		13,161	1.00%		0.77%		1.92%
9/30/17	10.90	0.13	0.48		0.61	(0.21)	-	(0.21)	11.30	5.73%		13,260	0.97%		0.78%		1.15%
9/30/16	10.26	0.16	0.48		0.64	-	-	-	10.90	6.24%		13,673	0.97%		0.76%		1.50%
9/30/15[i]	10.86	(0.04)	(0.29)		(0.33)	(0.27)	-	(0.27)	10.26	(3.07%	)[b]	8,315	0.96%	[a]	0.76%	[a]	(0.47%	)[a]
12/31/14	10.79	0.50	(0.15)		0.35	(0.28)	-	(0.28)	10.86	3.21%		5,099	0.89%		0.76%		4.60%
12/31/13	10.37	0.12	0.51		0.63	(0.21)	-	(0.21)	10.79	6.13%		111	0.97%		0.97%	[k]	1.10%

55

MassMutual RetireSMART by JPMorgan 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations		From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.32	$0.34	$(0.36)	$(0.02	)aa	$(0.39)	$(0.96)	$-	$(1.35)	$11.95	0.74%	[b]	$33,081	0.08%	[a]	0.04%	[a]	5.67%	[a]
9/30/18	13.01	0.32	0.42	0.74		(0.42)	(0.01)	-	(0.43)	13.32	5.77%		19,424	0.06%		0.05%		2.41%
9/30/17	12.01	0.16	1.11	1.27		(0.24)	-	(0.03)	(0.27)	13.01	10.85%		20,595	0.06%		0.05%		1.30%
9/30/16	11.48	0.23	0.73	0.96		(0.26)	(0.17)	-	(0.43)	12.01	8.58%		11,261	0.05%		0.04%		2.02%
9/30/15[i]	12.34	0.01	(0.54)	(0.53)		(0.33)	-	-	(0.33)	11.48	(4.32%	)[b]	8,593	0.05%	[a]	0.04%	[a]	0.09%	[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32		(0.31)	-	-	(0.31)	12.34	2.58%	[b]	46,447	0.05%	[a]	0.04%	[a]	5.68%	[a]
Class R5
3/31/19[r]	$13.30	$0.34	$(0.36)	$(0.02	)aa	$(0.38)	$(0.96)	$-	$(1.34)	$11.94	0.83%	[b]	$55,754	0.18%	[a]	0.14%	[a]	5.84%	[a]
9/30/18	12.99	0.32	0.41	0.73		(0.41)	(0.01)	-	(0.42)	13.30	5.69%		13,848	0.16%		0.15%		2.48%
9/30/17	12.00	0.15	1.10	1.25		(0.23)	-	(0.03)	(0.26)	12.99	10.66%		26,146	0.16%		0.15%		1.22%
9/30/16	11.47	0.13	0.82	0.95		(0.25)	(0.17)	-	(0.42)	12.00	8.49%		18,944	0.15%		0.14%		1.15%
9/30/15[i]	12.33	0.03	(0.56)	(0.53)		(0.33)	-	-	(0.33)	11.47	(4.35%	)[b]	7,984	0.15%	[a]	0.14%	[a]	0.32%	[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31		(0.31)	-	-	(0.31)	12.33	2.49%	[b]	4,649	0.15%	[a]	0.14%	[a]	10.47%	[a]
Service Class
3/31/19[r]	$13.34	$0.29	$(0.32)	$(0.03	)aa	$(0.34)	$(0.96)	$-	$(1.30)	$12.01	0.65%	[b]	$33,289	0.28%	[a]	0.24%	[a]	4.81%	[a]
9/30/18	13.03	0.28	0.43	0.71		(0.39)	(0.01)	-	(0.40)	13.34	5.50%		83,925	0.26%		0.25%		2.14%
9/30/17	12.02	0.18	1.08	1.26		(0.22)	-	(0.03)	(0.25)	13.03	10.66%		117,952	0.26%		0.25%		1.44%
9/30/16	11.49	0.25	0.68	0.93		(0.23)	(0.17)	-	(0.40)	12.02	8.33%		156,529	0.25%		0.24%		2.19%
9/30/15[i]	12.34	0.01	(0.56)	(0.55)		(0.30)	-	-	(0.30)	11.49	(4.48%	)[b]	168,632	0.25%	[a]	0.24%	[a]	0.12%	[a]
12/31/14	12.16	0.20	0.27	0.47		(0.29)	-	-	(0.29)	12.34	3.84%		189,123	0.24%		0.24%	[k]	1.61%
12/31/13	10.55	0.21	1.62	1.83		(0.22)	-	-	(0.22)	12.16	17.50%		231,681	0.23%		0.23%	[k]	1.80%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	28%	62%	33%	69%	31%	33%	45%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

56

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations		From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.30	$0.31	$(0.34)	$(0.03	)aa	$(0.34)	$(0.96)	$-	$(1.30)	$11.97	0.67%	[b]	$73,675	0.38%	[a]	0.34%	[a]	5.21%	[a]
9/30/18	12.99	0.29	0.40	0.69		(0.37)	(0.01)	-	(0.38)	13.30	5.43%		86,230	0.36%		0.35%		2.24%
9/30/17	11.99	0.16	1.07	1.23		(0.20)	-	(0.03)	(0.23)	12.99	10.50%		103,799	0.36%		0.35%		1.28%
9/30/16	11.47	0.22	0.69	0.91		(0.22)	(0.17)	-	(0.39)	11.99	8.15%		122,809	0.35%		0.34%		1.95%
9/30/15[i]	12.32	0.00 [d]	(0.55)	(0.55)		(0.30)	-	-	(0.30)	11.47	(4.51%	)[b]	131,451	0.35%	[a]	0.34%	[a]	0.03%	[a]
12/31/14	12.17	0.27	0.18	0.45		(0.30)	-	-	(0.30)	12.32	3.69%		142,437	0.34%		0.34%	[k]	2.19%
12/31/13	10.55	0.22	1.60	1.82		(0.20)	-	-	(0.20)	12.17	17.47%		42,621	0.32%		0.32%	[k]	1.89%
Class A
3/31/19[r]	$13.22	$0.27	$(0.32)	$(0.05	)aa	$(0.31)	$(0.96)	$-	$(1.27)	$11.90	0.49%	[b]	$67,150	0.63%	[a]	0.59%	[a]	4.59%	[a]
9/30/18	12.91	0.23	0.43	0.66		(0.34)	(0.01)	-	(0.35)	13.22	5.15%		76,268	0.61%		0.60%		1.72%
9/30/17	11.91	0.14	1.06	1.20		(0.18)	-	(0.02)	(0.20)	12.91	10.27%		67,000	0.61%		0.60%		1.17%
9/30/16	11.39	0.20	0.68	0.88		(0.19)	(0.17)	-	(0.36)	11.91	7.90%		88,095	0.60%		0.59%		1.72%
9/30/15[i]	12.22	(0.02)	(0.54)	(0.56)		(0.27)	-	-	(0.27)	11.39	(4.64%	)[b]	95,333	0.60%	[a]	0.59%	[a]	(0.23%	)[a]
12/31/14	12.05	0.17	0.24	0.41		(0.24)	-	-	(0.24)	12.22	3.41%		87,478	0.61%		0.61%	[k]	1.37%
12/31/13	10.45	0.13	1.64	1.77		(0.17)	-	-	(0.17)	12.05	17.08%		92,034	0.67%		0.67%	[k]	1.17%
Class R4
3/31/19[r]	$13.04	$0.29	$(0.33)	$(0.04	)aa	$(0.32)	$(0.96)	$-	$(1.28)	$11.72	0.58%	[b]	$49,937	0.53%	[a]	0.49%	[a]	4.98%	[a]
9/30/18	12.76	0.24	0.41	0.65		(0.36)	(0.01)	-	(0.37)	13.04	5.18%		57,866	0.51%		0.50%		1.90%
9/30/17	11.78	0.13	1.07	1.20		(0.20)	-	(0.02)	(0.22)	12.76	10.41%		60,476	0.51%		0.50%		1.07%
9/30/16	11.30	0.19	0.68	0.87		(0.22)	(0.17)	-	(0.39)	11.78	7.96%		58,346	0.50%		0.49%		1.65%
9/30/15[i]	12.16	(0.01)	(0.53)	(0.54)		(0.32)	-	-	(0.32)	11.30	(4.53%	)[b]	28,251	0.50%	[a]	0.49%	[a]	(0.07%	)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27		(0.31)	-	-	(0.31)	12.16	2.19%	[b]	17,613	0.50%	[a]	0.49%	[a]	3.51%	[a]
Class R3
3/31/19[r]	$12.84	$0.27	$(0.32)	$(0.05	)aa	$(0.29)	$(0.96)	$-	$(1.25)	$11.54	0.49%	[b]	$70,148	0.78%	[a]	0.74%	[a]	4.76%	[a]
9/30/18	12.56	0.22	0.40	0.62		(0.33)	(0.01)	-	(0.34)	12.84	4.98%		77,690	0.76%		0.75%		1.71%
9/30/17	11.61	0.10	1.04	1.14		(0.17)	-	(0.02)	(0.19)	12.56	10.01%		84,681	0.76%		0.75%		0.84%
9/30/16	11.12	0.15	0.70	0.85		(0.19)	(0.17)	-	(0.36)	11.61	7.87%		88,411	0.75%		0.74%		1.33%
9/30/15[i]	11.99	(0.03)	(0.54)	(0.57)		(0.30)	-	-	(0.30)	11.12	(4.75%	)[b]	61,026	0.75%	[a]	0.74%	[a]	(0.34%	)[a]
12/31/14	11.90	0.37	0.02	0.39		(0.30)	-	-	(0.30)	11.99	3.27%		49,284	0.75%		0.75%	[k]	3.07%
12/31/13	10.32	0.09	1.62	1.71		(0.13)	-	-	(0.13)	11.90	16.66%		2,938	0.97%		0.97%	[k]	0.83%

57

MassMutual RetireSMART by JPMorgan 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.49	$0.33	$(0.43)	$(0.10)	$(0.40)	$(1.07)	$(1.47)	$11.92	0.41%	[b]	$34,510	0.11%	[a]	0.01%	[a]	5.49%	[a]
9/30/18	13.29	0.30	0.63	0.93	(0.49)	(0.24)	(0.73)	13.49	7.15%		21,942	0.09%		0.03%		2.28%
9/30/17	12.07	0.15	1.39	1.54	(0.26)	(0.06)	(0.32)	13.29	13.03%		23,079	0.10%		0.04%		1.22%
9/30/16	11.37	0.22	0.80	1.02	(0.24)	(0.08)	(0.32)	12.07	9.13%		14,968	0.12%		0.01%		1.88%
9/30/15[i]	12.18	0.02	(0.61)	(0.59)	-	(0.22)	(0.22)	11.37	(4.86%	)[b]	7,212	0.16%	[a]	0.01%	[a]	0.22%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
3/31/19[r]	$13.51	$0.14	$(0.24)	$(0.10)	$(0.31)	$(1.07)	$(1.38)	$12.03	0.34%	[b]	$209	0.21%	[a]	0.11%	[a]	2.35%	[a]
9/30/18	13.29	0.23	0.70	0.93	(0.47)	(0.24)	(0.71)	13.51	7.16%		44	0.19%		0.12%		1.72%
9/30/17	12.05	0.21	1.32	1.53	(0.23)	(0.06)	(0.29)	13.29	12.97%		355	0.20%		0.14%		1.66%
9/30/16	11.35	0.38	0.63	1.01	(0.23)	(0.08)	(0.31)	12.05	9.03%		638	0.22%		0.11%		3.36%
9/30/15[i]	12.17	0.03	(0.63)	(0.60)	-	(0.22)	(0.22)	11.35	(4.95%	)[b]	4,161	0.26%	[a]	0.11%	[a]	0.34%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
3/31/19[r]	$13.49	$0.30	$(0.41)	$(0.11)	$(0.37)	$(1.07)	$(1.44)	$11.94	0.27%	[b]	$14,735	0.31%	[a]	0.21%	[a]	5.10%	[a]
9/30/18	13.29	0.27	0.63	0.90	(0.46)	(0.24)	(0.70)	13.49	6.94%		19,582	0.29%		0.23%		2.00%
9/30/17	12.06	0.16	1.36	1.52	(0.23)	(0.06)	(0.29)	13.29	12.86%		21,854	0.30%		0.24%		1.31%
9/30/16	11.36	0.22	0.78	1.00	(0.22)	(0.08)	(0.30)	12.06	8.94%		28,337	0.32%		0.21%		1.91%
9/30/15[i]	12.19	0.03	(0.64)	(0.61)	-	(0.22)	(0.22)	11.36	(5.03%	)[b]	20,250	0.36%	[a]	0.21%	[a]	0.29%	[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%
12/31/13	10.96	0.32	1.90	2.22	(0.36)	(0.46)	(0.82)	12.36	20.38%		11,732	0.68%		0.20%		2.60%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	26%	67%	42%	69%	34%	35%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

58

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.44	$0.30	$(0.41)	$(0.11)	$(0.36)	$(1.07)	$(1.43)	$11.90	0.27%	[b]	$41,457	0.41%	[a]	0.31%	[a]	4.95%	[a]
9/30/18	13.25	0.26	0.62	0.88	(0.45)	(0.24)	(0.69)	13.44	6.79%		47,433	0.39%		0.33%		1.94%
9/30/17	12.03	0.15	1.35	1.50	(0.22)	(0.06)	(0.28)	13.25	12.78%		46,256	0.40%		0.34%		1.17%
9/30/16	11.33	0.21	0.78	0.99	(0.21)	(0.08)	(0.29)	12.03	8.85%		41,735	0.42%		0.31%		1.85%
9/30/15[i]	12.17	0.01	(0.63)	(0.62)	-	(0.22)	(0.22)	11.33	(5.12%	)[b]	29,905	0.46%	[a]	0.31%	[a]	0.13%	[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
12/31/13	10.96	0.31	1.90	2.21	(0.35)	(0.46)	(0.81)	12.36	20.33%		778	0.77%		0.25%		2.50%
Class A
3/31/19[r]	$13.32	$0.25	$(0.37)	$(0.12)	$(0.33)	$(1.07)	$(1.40)	$11.80	0.16%	[b]	$40,886	0.66%	[a]	0.56%	[a]	4.29%	[a]
9/30/18	13.13	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.32	6.50%		40,219	0.64%		0.58%		1.54%
9/30/17	11.92	0.14	1.32	1.46	(0.19)	(0.06)	(0.25)	13.13	12.53%		33,364	0.65%		0.59%		1.11%
9/30/16	11.23	0.18	0.76	0.94	(0.17)	(0.08)	(0.25)	11.92	8.50%		37,413	0.67%		0.56%		1.59%
9/30/15[i]	12.08	(0.01)	(0.62)	(0.63)	-	(0.22)	(0.22)	11.23	(5.24%	)[b]	33,389	0.71%	[a]	0.56%	[a]	(0.11%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
12/31/13	10.92	0.34	1.81	2.15	(0.33)	(0.46)	(0.79)	12.28	19.87%		6,827	1.12%		0.59%		2.81%
Class R4
3/31/19[r]	$13.27	$0.28	$(0.40)	$(0.12)	$(0.34)	$(1.07)	$(1.41)	$11.74	0.19%	[b]	$56,535	0.56%	[a]	0.46%	[a]	4.79%	[a]
9/30/18	13.09	0.22	0.63	0.85	(0.43)	(0.24)	(0.67)	13.27	6.66%		66,329	0.54%		0.48%		1.70%
9/30/17	11.89	0.12	1.35	1.47	(0.21)	(0.06)	(0.27)	13.09	12.59%		60,658	0.55%		0.49%		0.99%
9/30/16	11.22	0.20	0.76	0.96	(0.21)	(0.08)	(0.29)	11.89	8.69%		49,731	0.57%		0.46%		1.76%
9/30/15[i]	12.07	(0.00)[d]	(0.63)	(0.63)	-	(0.22)	(0.22)	11.22	(5.24%	)[b]	21,377	0.61%	[a]	0.46%	[a]	(0.01%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
3/31/19[r]	$13.23	$0.27	$(0.41)	$(0.14)	$(0.31)	$(1.07)	$(1.38)	$11.71	(0.02%	)[b]	$83,072	0.81%	[a]	0.71%	[a]	4.54%	[a]
9/30/18	13.04	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.23	6.47%		87,865	0.79%		0.73%		1.52%
9/30/17	11.85	0.09	1.34	1.43	(0.18)	(0.06)	(0.24)	13.04	12.32%		88,305	0.80%		0.74%		0.76%
9/30/16	11.20	0.14	0.78	0.92	(0.19)	(0.08)	(0.27)	11.85	8.30%		75,449	0.82%		0.71%		1.25%
9/30/15[i]	12.06	(0.01)	(0.63)	(0.64)	-	(0.22)	(0.22)	11.20	(5.33%	)[b]	41,950	0.86%	[a]	0.71%	[a]	(0.14%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

59

MassMutual RetireSMART by JPMorgan 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.91	$0.32	$(0.54)	$(0.22)	$(0.40)	$(1.35)	$(1.75)	$11.94	0.00%	[b,e]	$35,837	0.07%	[a]	0.04%	[a]	5.33%	[a]
9/30/18	13.38	0.29	0.78	1.07	(0.49)	(0.05)	(0.54)	13.91	8.11%		20,448	0.05%		0.04%		2.09%
9/30/17	11.93	0.15	1.56	1.71	(0.26)	-	(0.26)	13.38	14.60%		17,732	0.05%		0.05%	[k]	1.23%
9/30/16	11.44	0.22	0.81	1.03	(0.24)	(0.30)	(0.54)	11.93	9.37%		9,404	0.05%		0.04%		1.93%
9/30/15[i]	12.51	0.01	(0.66)	(0.65)	-	(0.42)	(0.42)	11.44	(5.28%	)[b]	6,087	0.05%	[a]	0.04%	[a]	0.10%	[a]
12/31/14[h]	12.80	0.53	(0.22)	0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%	[b]	53,370	0.05%	[a]	0.04%	[a]	5.46%	[a]
Class R5
3/31/19[r]	$13.87	$0.31	$(0.54)	$(0.23)	$(0.40)	$(1.35)	$(1.75)	$11.89	(0.15%	)[b]	$81,592	0.17%	[a]	0.14%	[a]	5.31%	[a]
9/30/18	13.35	0.31	0.74	1.05	(0.48)	(0.05)	(0.53)	13.87	7.96%		11,359	0.15%		0.14%		2.26%
9/30/17	11.91	0.14	1.55	1.69	(0.25)	-	(0.25)	13.35	14.44%		35,101	0.15%		0.15%	[k]	1.11%
9/30/16	11.42	0.10	0.92	1.02	(0.23)	(0.30)	(0.53)	11.91	9.29%		23,121	0.15%		0.14%		0.93%
9/30/15[i]	12.50	0.04	(0.70)	(0.66)	-	(0.42)	(0.42)	11.42	(5.36%	)[b]	7,510	0.15%	[a]	0.14%	[a]	0.46%	[a]
12/31/14[h]	12.80	1.10	(0.81)	0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%	[b]	4,324	0.15%	[a]	0.14%	[a]	11.40%	[a]
Service Class
3/31/19[r]	$13.90	$0.26	$(0.49)	$(0.23)	$(0.36)	$(1.35)	$(1.71)	$11.96	(0.19%	)[b]	$46,120	0.27%	[a]	0.24%	[a]	4.32%	[a]
9/30/18	13.37	0.25	0.79	1.04	(0.46)	(0.05)	(0.51)	13.90	7.88%		115,828	0.25%		0.24%		1.87%
9/30/17	11.92	0.16	1.52	1.68	(0.23)	-	(0.23)	13.37	14.36%		144,766	0.25%		0.25%	[k]	1.28%
9/30/16	11.43	0.25	0.76	1.01	(0.22)	(0.30)	(0.52)	11.92	9.14%		159,589	0.25%		0.24%		2.18%
9/30/15[i]	12.52	0.02	(0.69)	(0.67)	-	(0.42)	(0.42)	11.43	(5.44%	)[b]	173,384	0.25%	[a]	0.24%	[a]	0.23%	[a]
12/31/14	12.64	0.20	0.25	0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%		187,396	0.24%		0.24%	[k]	1.59%
12/31/13	10.61	0.19	2.11	2.30	(0.27)	-	(0.27)	12.64	21.84%		209,824	0.23%		0.23%	[k]	1.61%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	20%	63%	35%	69%	34%	31%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

60

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.88	$0.28	$(0.52)	$(0.24)	$(0.36)	$(1.35)	$(1.71)	$11.93	(0.22%	)[b]	$99,852	0.37%	[a]	0.34%	[a]	4.62%	[a]
9/30/18	13.35	0.24	0.78	1.02	(0.44)	(0.05)	(0.49)	13.88	7.78%		104,308	0.35%		0.34%		1.79%
9/30/17	11.91	0.14	1.52	1.66	(0.22)	-	(0.22)	13.35	14.17%		103,870	0.35%		0.35%	[k]	1.15%
9/30/16	11.41	0.22	0.79	1.01	(0.21)	(0.30)	(0.51)	11.91	9.13%		120,154	0.35%		0.34%		1.90%
9/30/15[i]	12.51	0.01	(0.69)	(0.68)	-	(0.42)	(0.42)	11.41	(5.52%	)[b]	126,584	0.35%	[a]	0.34%	[a]	0.13%	[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%		133,982	0.34%		0.34%	[k]	2.14%
12/31/13	10.60	0.20	2.09	2.29	(0.25)	-	(0.25)	12.64	21.77%		46,490	0.32%		0.32%	[k]	1.70%
Class A
3/31/19[r]	$13.78	$0.25	$(0.50)	$(0.25)	$(0.32)	$(1.35)	$(1.67)	$11.86	(0.33%	)[b]	$64,994	0.62%	[a]	0.59%	[a]	4.18%	[a]
9/30/18	13.25	0.20	0.78	0.98	(0.40)	(0.05)	(0.45)	13.78	7.52%		75,440	0.60%		0.59%		1.44%
9/30/17	11.82	0.12	1.50	1.62	(0.19)	-	(0.19)	13.25	13.92%		68,917	0.60%		0.60%	[k]	1.01%
9/30/16	11.33	0.18	0.79	0.97	(0.18)	(0.30)	(0.48)	11.82	8.80%		82,599	0.60%		0.59%		1.60%
9/30/15[i]	12.45	(0.01)	(0.69)	(0.70)	-	(0.42)	(0.42)	11.33	(5.71%	)[b]	83,067	0.60%	[a]	0.59%	[a]	(0.11%	)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%		72,857	0.62%		0.61%		1.29%
12/31/13	10.51	0.12	2.10	2.22	(0.16)	-	(0.16)	12.57	21.31%		77,892	0.67%		0.67%	[k]	1.06%
Class R4
3/31/19[r]	$13.69	$0.26	$(0.50)	$(0.24)	$(0.34)	$(1.35)	$(1.69)	$11.76	(0.27%	)[b]	$59,622	0.52%	[a]	0.49%	[a]	4.43%	[a]
9/30/18	13.18	0.21	0.78	0.99	(0.43)	(0.05)	(0.48)	13.69	7.62%		68,964	0.50%		0.49%		1.57%
9/30/17	11.76	0.12	1.51	1.63	(0.21)	-	(0.21)	13.18	14.09%		64,718	0.50%		0.50%	[k]	0.94%
9/30/16	11.30	0.17	0.80	0.97	(0.21)	(0.30)	(0.51)	11.76	8.90%		54,855	0.50%		0.49%		1.55%
9/30/15[i]	12.41	0.00 [d]	(0.69)	(0.69)	-	(0.42)	(0.42)	11.30	(5.65%	)[b]	22,738	0.50%	[a]	0.49%	[a]	0.03%	[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%	[b]	18,075	0.50%	[a]	0.49%	[a]	3.26%	[a]
Class R3
3/31/19[r]	$13.50	$0.25	$(0.51)	$(0.26)	$(0.31)	$(1.35)	$(1.66)	$11.58	(0.47%	)[b]	$108,587	0.77%	[a]	0.74%	[a]	4.30%	[a]
9/30/18	13.00	0.18	0.77	0.95	(0.40)	(0.05)	(0.45)	13.50	7.38%		118,905	0.75%		0.74%		1.35%
9/30/17	11.61	0.09	1.48	1.57	(0.18)	-	(0.18)	13.00	13.75%		111,137	0.75%		0.75%	[k]	0.72%
9/30/16	11.16	0.14	0.79	0.93	(0.18)	(0.30)	(0.48)	11.61	8.59%		101,258	0.75%		0.74%		1.29%
9/30/15[i]	12.28	(0.02)	(0.68)	(0.70)	-	(0.42)	(0.42)	11.16	(5.79%	)[b]	68,535	0.75%	[a]	0.74%	[a]	(0.24%	)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%		57,469	0.76%		0.75%		2.81%
12/31/13	10.39	0.09	2.08	2.17	(0.11)	-	(0.11)	12.45	20.98%		3,573	0.97%		0.97%	[k]	0.77%

61

MassMutual RetireSMART by JPMorgan 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$14.18	$0.30	$(0.63)	$(0.33)	$(0.41)	$(1.27)	$(1.68)	$12.17	(0.79%	)[b]	$29,172	0.13%	[a]	0.05%	[a]	4.96%	[a]
9/30/18	13.77	0.25	0.93	1.18	(0.51)	(0.26)	(0.77)	14.18	8.81%		21,586	0.11%		0.07%		1.83%
9/30/17	12.26	0.15	1.69	1.84	(0.24)	(0.09)	(0.33)	13.77	15.44%		15,744	0.13%		0.09%		1.16%
9/30/16	11.49	0.20	0.89	1.09	(0.23)	(0.09)	(0.32)	12.26	9.62%		9,851	0.16%		0.05%		1.68%
9/30/15[i]	12.44	0.01	(0.70)	(0.69)	-	(0.26)	(0.26)	11.49	(5.58%	)[b]	4,474	0.21%	[a]	0.05%	[a]	0.14%	[a]
12/31/14[h]	12.89	0.51	(0.19)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
3/31/19[r]	$14.16	$0.22	$(0.56)	$(0.34)	$(0.36)	$(1.27)	$(1.63)	$12.19	(0.87%	)[b]	$221	0.23%	[a]	0.15%	[a]	3.69%	[a]
9/30/18	13.75	0.43	0.73	1.16	(0.49)	(0.26)	(0.75)	14.16	8.68%		132	0.21%		0.18%		3.09%
9/30/17	12.24	0.19	1.63	1.82	(0.22)	(0.09)	(0.31)	13.75	15.31%		1,045	0.23%		0.18%		1.53%
9/30/16	11.48	0.30	0.77	1.07	(0.22)	(0.09)	(0.31)	12.24	9.43%		1,928	0.26%		0.15%		2.57%
9/30/15[i]	12.44	0.03	(0.73)	(0.70)	-	(0.26)	(0.26)	11.48	(5.65%	)[b]	3,459	0.31%	[a]	0.15%	[a]	0.35%	[a]
12/31/14[h]	12.89	1.15	(0.83)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
3/31/19[r]	$14.30	$0.28	$(0.62)	$(0.34)	$(0.37)	$(1.27)	$(1.64)	$12.32	(0.96%	)[b]	$11,396	0.33%	[a]	0.25%	[a]	4.55%	[a]
9/30/18	13.88	0.25	0.91	1.16	(0.48)	(0.26)	(0.74)	14.30	8.59%		12,908	0.31%		0.27%		1.78%
9/30/17	12.36	0.15	1.68	1.83	(0.22)	(0.09)	(0.31)	13.88	15.15%		17,717	0.33%		0.29%		1.14%
9/30/16	11.59	0.21	0.86	1.07	(0.21)	(0.09)	(0.30)	12.36	9.35%		18,361	0.36%		0.25%		1.75%
9/30/15[i]	12.56	0.03	(0.74)	(0.71)	-	(0.26)	(0.26)	11.59	(5.68%	)[b]	13,635	0.41%	[a]	0.25%	[a]	0.27%	[a]
12/31/14	12.83	0.14	0.33	0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%
12/31/13	11.00	0.30	2.20	2.50	(0.34)	(0.33)	(0.67)	12.83	22.88%		9,582	0.79%		0.20%		2.42%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	27%	62%	41%	69%	35%	31%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

62

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$14.25	$0.27	$(0.62)	$(0.35)	$(0.37)	$(1.27)	$(1.64)	$12.26	(1.00%	)[b]	$29,773	0.43%	[a]	0.35%	[a]	4.44%	[a]
9/30/18	13.83	0.23	0.92	1.15	(0.47)	(0.26)	(0.73)	14.25	8.53%		33,416	0.41%		0.37%		1.63%
9/30/17	12.32	0.12	1.69	1.81	(0.21)	(0.09)	(0.30)	13.83	15.04%		30,323	0.43%		0.39%		0.97%
9/30/16	11.55	0.19	0.86	1.05	(0.19)	(0.09)	(0.28)	12.32	9.25%		27,200	0.46%		0.35%		1.64%
9/30/15[i]	12.53	0.01	(0.73)	(0.72)	-	(0.26)	(0.26)	11.55	(5.78%	)[b]	19,970	0.51%	[a]	0.35%	[a]	0.11%	[a]
12/31/14	12.83	0.39	0.06	0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
12/31/13	11.00	0.32	2.18	2.50	(0.34)	(0.33)	(0.67)	12.83	22.85%		1,215	0.88%		0.26%		2.53%
Class A
3/31/19[r]	$14.12	$0.24	$(0.59)	$(0.35)	$(0.33)	$(1.27)	$(1.60)	$12.17	(1.02%	)[b]	$29,549	0.68%	[a]	0.60%	[a]	3.86%	[a]
9/30/18	13.70	0.17	0.93	1.10	(0.42)	(0.26)	(0.68)	14.12	8.23%		33,548	0.66%		0.62%		1.25%
9/30/17	12.21	0.11	1.65	1.76	(0.18)	(0.09)	(0.27)	13.70	14.73%		26,817	0.68%		0.64%		0.88%
9/30/16	11.45	0.16	0.85	1.01	(0.16)	(0.09)	(0.25)	12.21	8.95%		31,291	0.71%		0.60%		1.41%
9/30/15[i]	12.45	(0.01)	(0.73)	(0.74)	-	(0.26)	(0.26)	11.45	(5.97%	)[b]	25,646	0.76%	[a]	0.60%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.20	0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
12/31/13	10.96	0.30	2.14	2.44	(0.32)	(0.33)	(0.65)	12.75	22.38%		6,248	1.23%		0.59%		2.44%
Class R4
3/31/19[r]	$14.06	$0.26	$(0.61)	$(0.35)	$(0.34)	$(1.27)	$(1.61)	$12.10	(0.97%	)[b]	$50,561	0.58%	[a]	0.50%	[a]	4.31%	[a]
9/30/18	13.67	0.19	0.91	1.10	(0.45)	(0.26)	(0.71)	14.06	8.28%		56,342	0.56%		0.52%		1.40%
9/30/17	12.18	0.10	1.67	1.77	(0.19)	(0.09)	(0.28)	13.67	14.92%		48,392	0.58%		0.54%		0.80%
9/30/16	11.45	0.19	0.83	1.02	(0.20)	(0.09)	(0.29)	12.18	9.04%		37,564	0.61%		0.50%		1.66%
9/30/15[i]	12.44	0.00 [d]	(0.73)	(0.73)	-	(0.26)	(0.26)	11.45	(5.90%	)[b]	14,047	0.66%	[a]	0.50%	[a]	0.03%	[a]
12/31/14[h]	12.89	0.32	(0.03)	0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
3/31/19[r]	$14.02	$0.25	$(0.62)	$(0.37)	$(0.31)	$(1.27)	$(1.58)	$12.07	(1.18%	)[b]	$62,857	0.83%	[a]	0.75%	[a]	4.05%	[a]
9/30/18	13.62	0.17	0.90	1.07	(0.41)	(0.26)	(0.67)	14.02	8.08%		69,914	0.81%		0.77%		1.26%
9/30/17	12.15	0.07	1.66	1.73	(0.17)	(0.09)	(0.26)	13.62	14.55%		64,790	0.83%		0.79%		0.58%
9/30/16	11.41	0.13	0.87	1.00	(0.17)	(0.09)	(0.26)	12.15	8.85%		57,715	0.86%		0.75%		1.08%
9/30/15[i]	12.42	(0.02)	(0.73)	(0.75)	-	(0.26)	(0.26)	11.41	(6.07%	)[b]	30,900	0.91%	[a]	0.75%	[a]	(0.20%	)[a]
12/31/14[h]	12.89	0.28	(0.03)	0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

63

MassMutual RetireSMART by JPMorgan 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$13.81	$0.28		$(0.68)	$(0.40)	$(0.39)	$(1.35)	$(1.74)	$11.67	(1.19%	)[b]	$22,956	0.10%	[a]	0.04%	[a]	4.80%	[a]
9/30/18	13.23	0.27		0.92	1.19	(0.49)	(0.12)	(0.61)	13.81	9.19%		12,676	0.08%		0.05%		2.00%
9/30/17	11.65	0.12		1.69	1.81	(0.23)	-	(0.23)	13.23	15.80%		10,771	0.08%		0.07%		0.99%
9/30/16	11.24	0.19		0.84	1.03	(0.23)	(0.39)	(0.62)	11.65	9.52%		4,137	0.08%		0.04%		1.72%
9/30/15[i]	12.41	0.00	[d]	(0.69)	(0.69)	-	(0.48)	(0.48)	11.24	(5.70%	)[b]	2,611	0.08%	[a]	0.04%	[a]	0.05%	[a]
12/31/14[h]	12.96	0.51		(0.18)	0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%	[b]	45,481	0.07%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/19[r]	$13.80	$0.27		$(0.67)	$(0.40)	$(0.38)	$(1.35)	$(1.73)	$11.67	(1.18%	)[b]	$55,372	0.20%	[a]	0.14%	[a]	4.77%	[a]
9/30/18	13.22	0.26		0.92	1.18	(0.48)	(0.12)	(0.60)	13.80	9.10%		10,301	0.18%		0.15%		1.94%
9/30/17	11.65	0.10		1.69	1.79	(0.22)	-	(0.22)	13.22	15.61%		20,737	0.18%		0.17%		0.78%
9/30/16	11.23	0.08		0.95	1.03	(0.22)	(0.39)	(0.61)	11.65	9.53%		11,346	0.18%		0.14%		0.72%
9/30/15[i]	12.40	0.04		(0.73)	(0.69)	-	(0.48)	(0.48)	11.23	(5.71%	)[b]	2,715	0.18%	[a]	0.14%	[a]	0.42%	[a]
12/31/14[h]	12.96	0.97		(0.65)	0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%	[b]	1,772	0.17%	[a]	0.14%	[a]	9.89%	[a]
Service Class
3/31/19[r]	$13.81	$0.24		$(0.64)	$(0.40)	$(0.34)	$(1.35)	$(1.69)	$11.72	(1.21%	)[b]	$26,491	0.30%	[a]	0.24%	[a]	4.03%	[a]
9/30/18	13.23	0.23		0.93	1.16	(0.46)	(0.12)	(0.58)	13.81	8.95%		68,297	0.28%		0.25%		1.71%
9/30/17	11.66	0.14		1.63	1.77	(0.20)	-	(0.20)	13.23	15.45%		81,099	0.28%		0.27%		1.16%
9/30/16	11.24	0.23		0.78	1.01	(0.20)	(0.39)	(0.59)	11.66	9.37%		90,564	0.28%		0.24%		2.06%
9/30/15[i]	12.42	0.02		(0.72)	(0.70)	-	(0.48)	(0.48)	11.24	(5.78%	)[b]	101,768	0.28%	[a]	0.24%	[a]	0.19%	[a]
12/31/14	12.81	0.18		0.28	0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%		115,397	0.26%		0.24%		1.38%
12/31/13	10.66	0.17		2.28	2.45	(0.30)	-	(0.30)	12.81	23.20%		139,155	0.24%		0.24%	[k]	1.44%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	22%	59%	37%	70%	35%	30%	45%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

64

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$13.77	$0.25	$(0.66)	$(0.41)	$(0.35)	$(1.35)	$(1.70)	$11.66	(1.32%	)[b]	$69,595	0.40%	[a]	0.34%	[a]	4.31%	[a]
9/30/18	13.19	0.22	0.92	1.14	(0.44)	(0.12)	(0.56)	13.77	8.86%		73,290	0.38%		0.35%		1.66%
9/30/17	11.62	0.12	1.64	1.76	(0.19)	-	(0.19)	13.19	15.39%		73,514	0.38%		0.37%		0.98%
9/30/16	11.21	0.19	0.80	0.99	(0.19)	(0.39)	(0.58)	11.62	9.21%		83,838	0.38%		0.34%		1.74%
9/30/15[i]	12.40	0.01	(0.72)	(0.71)	-	(0.48)	(0.48)	11.21	(5.87%	)[b]	85,749	0.38%	[a]	0.34%	[a]	0.11%	[a]
12/31/14	12.80	0.26	0.19	0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%		85,857	0.36%		0.34%		1.98%
12/31/13	10.65	0.20	2.24	2.44	(0.29)	-	(0.29)	12.80	23.07%		27,838	0.33%		0.33%	[k]	1.67%
Class A
3/31/19[r]	$13.66	$0.22	$(0.64)	$(0.42)	$(0.30)	$(1.35)	$(1.65)	$11.59	(1.40%	)[b]	$37,363	0.65%	[a]	0.59%	[a]	3.78%	[a]
9/30/18	13.09	0.18	0.92	1.10	(0.41)	(0.12)	(0.53)	13.66	8.54%		44,233	0.63%		0.60%		1.34%
9/30/17	11.53	0.11	1.61	1.72	(0.16)	-	(0.16)	13.09	15.16%		41,159	0.63%		0.62%		0.88%
9/30/16	11.12	0.16	0.80	0.96	(0.16)	(0.39)	(0.55)	11.53	8.97%		50,466	0.63%		0.59%		1.44%
9/30/15[i]	12.33	(0.01)	(0.72)	(0.73)	-	(0.48)	(0.48)	11.12	(6.07%	)[b]	48,822	0.63%	[a]	0.59%	[a]	(0.13%	)[a]
12/31/14	12.72	0.15	0.26	0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%		42,940	0.63%		0.61%		1.14%
12/31/13	10.55	0.11	2.26	2.37	(0.20)	-	(0.20)	12.72	22.60%		47,265	0.68%		0.68%	[k]	0.91%
Class R4
3/31/19[r]	$13.56	$0.24	$(0.64)	$(0.40)	$(0.33)	$(1.35)	$(1.68)	$11.48	(1.29%	)[b]	$42,238	0.55%	[a]	0.49%	[a]	4.14%	[a]
9/30/18	13.01	0.19	0.91	1.10	(0.43)	(0.12)	(0.55)	13.56	8.63%		46,980	0.53%		0.50%		1.40%
9/30/17	11.47	0.10	1.62	1.72	(0.18)	-	(0.18)	13.01	15.23%		41,195	0.53%		0.52%		0.79%
9/30/16	11.09	0.16	0.81	0.97	(0.20)	(0.39)	(0.59)	11.47	9.06%		36,572	0.53%		0.49%		1.45%
9/30/15[i]	12.28	0.00 [d]	(0.71)	(0.71)	-	(0.48)	(0.48)	11.09	(5.93%	)[b]	16,356	0.53%	[a]	0.49%	[a]	0.02%	[a]
12/31/14[h]	12.85	0.29	(0.01)	0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%	[b]	11,987	0.52%	[a]	0.49%	[a]	2.91%	[a]
Class R3
3/31/19[r]	$13.36	$0.22	$(0.65)	$(0.43)	$(0.29)	$(1.35)	$(1.64)	$11.29	(1.53%	)[b]	$59,771	0.80%	[a]	0.74%	[a]	3.90%	[a]
9/30/18	12.82	0.16	0.90	1.06	(0.40)	(0.12)	(0.52)	13.36	8.44%		64,385	0.78%		0.75%		1.19%
9/30/17	11.31	0.06	1.61	1.67	(0.16)	-	(0.16)	12.82	14.95%		59,300	0.78%		0.77%		0.51%
9/30/16	10.94	0.11	0.82	0.93	(0.17)	(0.39)	(0.56)	11.31	8.80%		50,774	0.78%		0.74%		1.01%
9/30/15[i]	12.15	(0.02)	(0.71)	(0.73)	-	(0.48)	(0.48)	10.94	(6.16%	)[b]	26,610	0.78%	[a]	0.74%	[a]	(0.25%	)[a]
12/31/14	12.60	0.33	0.05	0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%		21,517	0.78%		0.76%		2.57%
12/31/13	10.44	0.09	2.21	2.30	(0.14)	-	(0.14)	12.60	22.20%		3,531	0.98%		0.98%	[k]	0.74%

65

MassMutual RetireSMART by JPMorgan 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$14.41	$0.28	$(0.70)	$(0.42)	$(0.39)	$(1.38)	$(1.77)	$12.22	(1.20%	)[b]	$15,138	0.20%	[a]	0.02%	[a]	4.67%	[a]
9/30/18	13.88	0.21	1.06	1.27	(0.51)	(0.23)	(0.74)	14.41	9.38%		9,650	0.18%		0.03%		1.51%
9/30/17	12.32	0.13	1.80	1.93	(0.23)	(0.14)	(0.37)	13.88	16.07%		6,210	0.21%		0.06%		0.98%
9/30/16	11.53	0.18	0.93	1.11	(0.22)	(0.10)	(0.32)	12.32	9.79%		3,428	0.27%		0.02%		1.50%
9/30/15[i]	12.55	0.01	(0.73)	(0.72)	-	(0.30)	(0.30)	11.53	(5.85%	)[b]	1,399	0.37%	[a]	0.02%	[a]	0.09%	[a]
12/31/14[h]	12.98	0.47	(0.13)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
3/31/19[r]	$14.41	$0.29	$(0.72)	$(0.43)	$(0.37)	$(1.38)	$(1.75)	$12.23	(1.26%	)[b]	$131	0.30%	[a]	0.12%	[a]	4.64%	[a]
9/30/18	13.88	0.33	0.92	1.25	(0.49)	(0.23)	(0.72)	14.41	9.24%		147	0.28%		0.14%		2.33%
9/30/17	12.31	0.17	1.74	1.91	(0.20)	(0.14)	(0.34)	13.88	15.92%		219	0.31%		0.15%		1.34%
9/30/16	11.52	0.34	0.76	1.10	(0.21)	(0.10)	(0.31)	12.31	9.68%		355	0.37%		0.12%		2.93%
9/30/15[i]	12.55	0.03	(0.76)	(0.73)	-	(0.30)	(0.30)	11.52	(5.93%	)[b]	1,637	0.47%	[a]	0.12%	[a]	0.32%	[a]
12/31/14[h]	12.98	1.17	(0.83)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
3/31/19[r]	$14.39	$0.26	$(0.70)	$(0.44)	$(0.35)	$(1.38)	$(1.73)	$12.22	(1.36%	)[b]	$9,384	0.40%	[a]	0.22%	[a]	4.19%	[a]
9/30/18	13.86	0.23	1.01	1.24	(0.48)	(0.23)	(0.71)	14.39	9.19%		9,964	0.38%		0.24%		1.66%
9/30/17	12.31	0.14	1.75	1.89	(0.20)	(0.14)	(0.34)	13.86	15.77%		10,572	0.41%		0.25%		1.08%
9/30/16	11.52	0.22	0.87	1.09	(0.20)	(0.10)	(0.30)	12.31	9.60%		10,622	0.47%		0.22%		1.84%
9/30/15[i]	12.56	0.02	(0.76)	(0.74)	-	(0.30)	(0.30)	11.52	(6.00%	)[b]	8,282	0.57%	[a]	0.22%	[a]	0.26%	[a]
12/31/14	12.83	0.15	0.32	0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%
12/31/13	10.85	0.24	2.48	2.72	(0.32)	(0.42)	(0.74)	12.83	25.33%		5,499	1.28%		0.19%		1.92%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	26%	58%	39%	68%	32%	26%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

66

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$14.35	$0.26	$(0.70)	$(0.44)	$(0.35)	$(1.38)	$(1.73)	$12.18	(1.40%	)[b]	$18,456	0.50%	[a]	0.32%	[a]	4.29%	[a]
9/30/18	13.82	0.22	1.01	1.23	(0.47)	(0.23)	(0.70)	14.35	9.12%		18,549	0.48%		0.34%		1.54%
9/30/17	12.28	0.11	1.76	1.87	(0.19)	(0.14)	(0.33)	13.82	15.64%		16,509	0.51%		0.36%		0.86%
9/30/16	11.50	0.17	0.90	1.07	(0.19)	(0.10)	(0.29)	12.28	9.42%		12,831	0.57%		0.32%		1.47%
9/30/15[i]	12.54	0.01	(0.75)	(0.74)	-	(0.30)	(0.30)	11.50	(6.01%	)[b]	9,250	0.67%	[a]	0.32%	[a]	0.15%	[a]
12/31/14	12.83	0.36	0.10	0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
12/31/13	10.85	0.23	2.49	2.72	(0.32)	(0.42)	(0.74)	12.83	25.29%		322	1.37%		0.24%		1.86%
Class A
3/31/19[r]	$14.22	$0.22	$(0.67)	$(0.45)	$(0.31)	$(1.38)	$(1.69)	$12.08	(1.54%	)[b]	$18,017	0.75%	[a]	0.57%	[a]	3.64%
9/30/18	13.70	0.18	0.99	1.17	(0.42)	(0.23)	(0.65)	14.22	8.77%		19,675	0.74%		0.59%		1.25%
9/30/17	12.17	0.10	1.73	1.83	(0.16)	(0.14)	(0.30)	13.70	15.43%		16,011	0.76%		0.60%		0.82%
9/30/16	11.40	0.16	0.87	1.03	(0.16)	(0.10)	(0.26)	12.17	9.11%		17,430	0.82%		0.57%		1.35%
9/30/15[i]	12.46	(0.01)	(0.75)	(0.76)	-	(0.30)	(0.30)	11.40	(6.21%	)[b]	14,156	0.92%	[a]	0.57%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.21	0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
12/31/13	10.81	0.22	2.44	2.66	(0.30)	(0.42)	(0.72)	12.75	24.79%		3,589	1.72%		0.59%		1.77%
Class R4
3/31/19[r]	$14.15	$0.24	$(0.68)	$(0.44)	$(0.32)	$(1.38)	$(1.70)	$12.01	(1.42%	)[b]	$28,282	0.65%	[a]	0.47%	[a]	3.95%	[a]
9/30/18	13.65	0.20	0.98	1.18	(0.45)	(0.23)	(0.68)	14.15	8.86%		30,899	0.63%		0.49%		1.42%
9/30/17	12.13	0.09	1.75	1.84	(0.18)	(0.14)	(0.32)	13.65	15.52%		27,976	0.66%		0.51%		0.71%
9/30/16	11.38	0.17	0.87	1.04	(0.19)	(0.10)	(0.29)	12.13	9.27%		22,131	0.72%		0.47%		1.44%
9/30/15[i]	12.43	0.00 [d]	(0.75)	(0.75)	-	(0.30)	(0.30)	11.38	(6.15%	)[b]	9,264	0.82%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	12.88	0.30	(0.01)	0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
3/31/19[r]	$14.11	$0.23	$(0.69)	$(0.46)	$(0.29)	$(1.38)	$(1.67)	$11.98	(1.62%	)[b]	$46,011	0.90%	[a]	0.72%	[a]	3.82%	[a]
9/30/18	13.61	0.16	0.99	1.15	(0.42)	(0.23)	(0.65)	14.11	8.62%		49,481	0.88%		0.74%		1.19%
9/30/17	12.10	0.06	1.74	1.80	(0.15)	(0.14)	(0.29)	13.61	15.25%		44,618	0.91%		0.76%		0.48%
9/30/16	11.36	0.12	0.88	1.00	(0.16)	(0.10)	(0.26)	12.10	8.96%		36,332	0.97%		0.72%		1.02%
9/30/15[i]	12.43	(0.02)	(0.75)	(0.77)	-	(0.30)	(0.30)	11.36	(6.31%	)[b]	17,369	1.07%	[a]	0.72%	[a]	(0.21%	)[a]
12/31/14[h]	12.88	0.29	(0.02)	0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

67

MassMutual RetireSMART by JPMorgan 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.18	$0.20		$(0.52)	$(0.32)	$(0.28)	$(1.15)	$(1.43)	$8.43	(1.23%	)[b]	$11,822	0.16%	[a]	0.02%	[a]	4.79%	[a]
9/30/18	9.77	0.18		0.77	0.95	(0.36)	(0.18)	(0.54)	10.18	10.02%		5,973	0.14%		0.04%		1.82%
9/30/17	8.52	0.09		1.33	1.42	(0.15)	(0.02)	(0.17)	9.77	17.03%		3,775	0.15%		0.06%		0.96%
9/30/16	8.08	0.13		0.64	0.77	(0.15)	(0.18)	(0.33)	8.52	9.82%		2,211	0.18%		0.02%		1.54%
9/30/15[i]	8.96	0.00	[d]	(0.53)	(0.53)	-	(0.35)	(0.35)	8.08	(6.07%	)[b]	1,123	0.20%	[a]	0.02%	[a]	0.03%	[a]
12/31/14[h]	9.90	0.36		(0.09)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
3/31/19[r]	$10.16	$0.21		$(0.53)	$(0.32)	$(0.27)	$(1.15)	$(1.42)	$8.42	(1.19%	)[b]	$38,994	0.26%	[a]	0.12%	[a]	4.98%	[a]
9/30/18	9.76	0.18		0.75	0.93	(0.35)	(0.18)	(0.53)	10.16	9.83%		5,701	0.24%		0.14%		1.78%
9/30/17	8.51	0.06		1.35	1.41	(0.14)	(0.02)	(0.16)	9.76	16.95%		14,378	0.25%		0.16%		0.72%
9/30/16	8.07	0.04		0.73	0.77	(0.15)	(0.18)	(0.33)	8.51	9.73%		7,907	0.28%		0.12%		0.45%
9/30/15[i]	8.96	0.02		(0.56)	(0.54)	-	(0.35)	(0.35)	8.07	(6.19%	)[b]	974	0.30%	[a]	0.12%	[a]	0.33%	[a]
12/31/14[h]	9.90	0.60		(0.33)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
3/31/19[r]	$10.17	$0.16		$(0.48)	$(0.32)	$(0.24)	$(1.15)	$(1.39)	$8.46	(1.28%	)[b]	$11,135	0.36%	[a]	0.22%	[a]	3.60%	[a]
9/30/18	9.76	0.15		0.78	0.93	(0.34)	(0.18)	(0.52)	10.17	9.81%		41,405	0.34%		0.24%		1.55%
9/30/17	8.51	0.08		1.32	1.40	(0.13)	(0.02)	(0.15)	9.76	16.81%		40,188	0.35%		0.26%		0.94%
9/30/16	8.07	0.15		0.61	0.76	(0.14)	(0.18)	(0.32)	8.51	9.60%		37,620	0.38%		0.22%		1.90%
9/30/15[i]	8.97	0.01		(0.56)	(0.55)	-	(0.35)	(0.35)	8.07	(6.30%	)[b]	37,899	0.40%	[a]	0.22%	[a]	0.21%	[a]
12/31/14	9.79	0.12		0.25	0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%
12/31/13	8.48	0.14		1.99	2.13	(0.25)	(0.57)	(0.82)	9.79	25.48%		49,996	0.32%		0.18%		1.49%

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended December 31
		2018	2017	2016		2014	2013
Portfolio turnover rate	23%	65%	43%	68%	47%	37%	45%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

68

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$10.16	$0.18	$(0.51)	$(0.33)	$(0.25)	$(1.15)	$(1.40)	$8.43	(1.38%	)[b]	$46,479	0.46%	[a]	0.32%	[a]	4.19%	[a]
9/30/18	9.75	0.15	0.77	0.92	(0.33)	(0.18)	(0.51)	10.16	9.72%		44,569	0.44%		0.34%		1.47%
9/30/17	8.51	0.07	1.32	1.39	(0.13)	(0.02)	(0.15)	9.75	16.60%		37,139	0.45%		0.36%		0.76%
9/30/16	8.06	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	8.51	9.64%		33,053	0.48%		0.32%		1.55%
9/30/15[i]	8.97	0.01	(0.57)	(0.56)	-	(0.35)	(0.35)	8.06	(6.41%	)[b]	27,378	0.50%	[a]	0.32%	[a]	0.13%	[a]
12/31/14	9.80	0.18	0.18	0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
12/31/13	8.49	0.16	1.97	2.13	(0.25)	(0.57)	(0.82)	9.80	25.42%		9,648	0.41%		0.24%		1.64%
Class A
3/31/19[r]	$10.08	$0.16	$(0.49)	$(0.33)	$(0.22)	$(1.15)	$(1.37)	$8.38	(1.46%	)[b]	$18,905	0.71%	[a]	0.57%	[a]	3.75%	[a]
9/30/18	9.68	0.12	0.76	0.88	(0.30)	(0.18)	(0.48)	10.08	9.34%		20,721	0.69%		0.59%		1.25%
9/30/17	8.44	0.06	1.31	1.37	(0.11)	(0.02)	(0.13)	9.68	16.48%		19,612	0.70%		0.61%		0.62%
9/30/16	8.01	0.10	0.62	0.72	(0.11)	(0.18)	(0.29)	8.44	9.18%		20,244	0.73%		0.57%		1.29%
9/30/15[i]	8.92	(0.01)	(0.55)	(0.56)	-	(0.35)	(0.35)	8.01	(6.44%	)[b]	16,516	0.75%	[a]	0.57%	[a]	(0.12%	)[a]
12/31/14	9.75	0.12	0.20	0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
12/31/13	8.45	0.08	2.00	2.08	(0.21)	(0.57)	(0.78)	9.75	24.92%		9,721	0.76%		0.58%		0.80%
Class R4
3/31/19[r]	$10.05	$0.17	$(0.51)	$(0.34)	$(0.23)	$(1.15)	$(1.38)	$8.33	(1.48%	)[b]	$21,194	0.61%	[a]	0.47%	[a]	3.97%	[a]
9/30/18	9.65	0.13	0.77	0.90	(0.32)	(0.18)	(0.50)	10.05	9.56%		22,706	0.59%		0.49%		1.37%
9/30/17	8.42	0.06	1.31	1.37	(0.12)	(0.02)	(0.14)	9.65	16.52%		20,958	0.60%		0.51%		0.70%
9/30/16	8.00	0.10	0.63	0.73	(0.13)	(0.18)	(0.31)	8.42	9.32%		19,931	0.63%		0.47%		1.30%
9/30/15[i]	8.91	0.00 [d]	(0.56)	(0.56)	-	(0.35)	(0.35)	8.00	(6.45%	)[b]	9,533	0.65%	[a]	0.47%	[a]	0.02%	[a]
12/31/14[h]	9.85	0.19	0.05	0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
3/31/19[r]	$9.96	$0.16	$(0.49)	$(0.33)	$(0.21)	$(1.15)	$(1.36)	$8.27	(1.49%	)[b]	$35,417	0.86%	[a]	0.72%	[a]	3.83%	[a]
9/30/18	9.57	0.11	0.76	0.87	(0.30)	(0.18)	(0.48)	9.96	9.28%		39,324	0.84%		0.74%		1.13%
9/30/17	8.36	0.03	1.30	1.33	(0.10)	(0.02)	(0.12)	9.57	16.20%		35,264	0.85%		0.76%		0.38%
9/30/16	7.94	0.07	0.64	0.71	(0.11)	(0.18)	(0.29)	8.36	9.12%		28,523	0.88%		0.72%		0.91%
9/30/15[i]	8.87	(0.02)	(0.56)	(0.58)	-	(0.35)	(0.35)	7.94	(6.71%	)[b]	14,173	0.90%	[a]	0.72%	[a]	(0.26%	)[a]
12/31/14	9.73	0.22	0.09	0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%
12/31/13	8.44	0.07	1.98	2.05	(0.19)	(0.57)	(0.76)	9.73	24.60%		2,487	1.06%		0.88%		0.71%

69

MassMutual RetireSMART by JPMorgan 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.04	$0.24	$(0.58)	$(0.34)	$(0.33)	$(1.09)	$(1.42)	$10.28	(1.18%	)[b]	$6,064	0.46%	[a]	0.00%	[a]	4.70%	[a]
9/30/18	11.71	0.19	0.94	1.13	(0.44)	(0.36)	(0.80)	12.04	9.97%		3,804	0.49%		0.02%		1.61%
9/30/17	10.30	0.10	1.62	1.72	(0.17)	(0.14)	(0.31)	11.71	17.23%		2,188	0.65%		0.04%		0.93%
9/30/16	9.59	0.17	0.77	0.94	(0.17)	(0.06)	(0.23)	10.30	9.92%		952	1.16%		0.00%	[a]	1.69%
9/30/15[i]	10.38	0.04	(0.67)	(0.63)	-	(0.16)	(0.16)	9.59	(6.11%	)[b]	466	2.58%	[a]	0.00%	[a]	0.54%	[a]
12/31/14[h]	10.62	0.19	0.09	0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a]	2.34%	[a]
Class R5
3/31/19[r]	$12.04	$0.24	$(0.59)	$(0.35)	$(0.31)	$(1.09)	$(1.40)	$10.29	(1.20%	)[b]	$217	0.56%	[a]	0.10%	[a]	4.66%	[a]
9/30/18	11.71	0.15	0.96	1.11	(0.42)	(0.36)	(0.78)	12.04	9.84%		231	0.59%		0.11%		1.24%
9/30/17	10.29	0.13	1.59	1.72	(0.16)	(0.14)	(0.30)	11.71	17.14%		139	0.77%		0.13%		1.19%
9/30/16	9.60	0.24	0.68	0.92	(0.17)	(0.06)	(0.23)	10.29	9.69%		174	1.26%		0.10%		2.48%
9/30/15[i]	10.40	0.03	(0.67)	(0.64)	-	(0.16)	(0.16)	9.60	(6.20%	)[b]	357	2.68%	[a]	0.10%	[a]	0.40%	[a]
12/31/14[h]	10.62	0.38	(0.10)	0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
3/31/19[r]	$12.05	$0.23	$(0.58)	$(0.35)	$(0.30)	$(1.09)	$(1.39)	$10.31	(1.22%	)[b]	$5,714	0.66%	[a]	0.20%	[a]	4.45%	[a]
9/30/18	11.72	0.18	0.93	1.11	(0.42)	(0.36)	(0.78)	12.05	9.78%		5,512	0.69%		0.22%		1.55%
9/30/17	10.32	0.10	1.60	1.70	(0.16)	(0.14)	(0.30)	11.72	16.92%		4,159	0.86%		0.23%		0.88%
9/30/16	9.62	0.15	0.77	0.92	(0.16)	(0.06)	(0.22)	10.32	9.69%		2,737	1.36%		0.20%		1.54%
9/30/15[i]	10.43	0.02	(0.67)	(0.65)	-	(0.16)	(0.16)	9.62	(6.28%	)[b]	1,442	2.78%	[a]	0.20%	[a]	0.27%	[a]
12/31/14	10.50	0.20	0.20	0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.56%	[b]	753	13.64%	[a]	0.23%	[a]	4.00%	[a]

	Six months ended March 31, 2019[b,r]	Year ended September 30			Period ended September 30, 2015[b]	Year ended September 30, 2014	Period ended December 31, 2013[b]
		2018	2017	2016
Portfolio turnover rate	25%	62%	47%	74%	32%	26%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 17, 2013 (commencement of operations) through December 31, 2013.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

70

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/19[r]	$12.00	$0.21	$(0.57)	$(0.36)	$(0.29)	$(1.09)	$(1.38)	$10.26	(1.35%	)[b]	$6,618	0.76%	[a]	0.30%	[a]	4.13%	[a]
9/30/18	11.67	0.18	0.92	1.10	(0.41)	(0.36)	(0.77)	12.00	9.73%		6,286	0.79%		0.32%		1.52%
9/30/17	10.28	0.08	1.60	1.68	(0.15)	(0.14)	(0.29)	11.67	16.83%		5,022	0.95%		0.34%		0.71%
9/30/16	9.58	0.14	0.77	0.91	(0.15)	(0.06)	(0.21)	10.28	9.64%		2,512	1.46%		0.30%		1.43%
9/30/15[i]	10.40	0.02	(0.68)	(0.66)	-	(0.16)	(0.16)	9.58	(6.39%	)[b]	1,281	2.88%	[a]	0.30%	[a]	0.19%	[a]
12/31/14	10.50	0.32	0.06	0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.58%	[b]	108	13.74%	[a]	0.28%	[a]	3.95%	[a]
Class A
3/31/19[r]	$11.97	$0.18	$(0.55)	$(0.37)	$(0.26)	$(1.09)	$(1.35)	$10.25	(1.49%	)[b]	$7,003	1.01%	[a]	0.55%	[a]	3.59%	[a]
9/30/18	11.64	0.12	0.94	1.06	(0.37)	(0.36)	(0.73)	11.97	9.41%		7,070	1.04%		0.57%		1.02%
9/30/17	10.25	0.08	1.58	1.66	(0.13)	(0.14)	(0.27)	11.64	16.58%		4,975	1.22%		0.58%		0.77%
9/30/16	9.56	0.13	0.75	0.88	(0.13)	(0.06)	(0.19)	10.25	9.32%		4,294	1.71%		0.55%		1.36%
9/30/15[i]	10.39	(0.00)[d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.56	(6.49%	)[b]	3,109	3.13%	[a]	0.55%	[a]	(0.01%	)[a]
12/31/14	10.50	0.27	0.08	0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
12/31/13[g]	10.00	0.11	0.64	0.75	(0.24)	(0.01)	(0.25)	10.50	7.47%	[b]	108	14.09%	[a]	0.63%	[a]	3.60%	[a]
Class R4
3/31/19[r]	$11.94	$0.21	$(0.57)	$(0.36)	$(0.28)	$(1.09)	$(1.37)	$10.21	(1.40%	)[b]	$10,134	0.91%	[a]	0.45%	[a]	4.18%	[a]
9/30/18	11.62	0.14	0.93	1.07	(0.39)	(0.36)	(0.75)	11.94	9.50%		11,111	0.94%		0.47%		1.19%
9/30/17	10.24	0.06	1.60	1.66	(0.14)	(0.14)	(0.28)	11.62	16.66%		7,998	1.10%		0.49%		0.54%
9/30/16	9.55	0.13	0.77	0.90	(0.15)	(0.06)	(0.21)	10.24	9.50%		4,650	1.61%		0.45%		1.34%
9/30/15[i]	10.38	0.00 [d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.55	(6.50%	)[b]	894	3.03%	[a]	0.45%	[a]	0.05%	[a]
12/31/14[h]	10.61	0.29	(0.04)	0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
3/31/19[r]	$11.88	$0.19	$(0.56)	$(0.37)	$(0.25)	$(1.09)	$(1.34)	$10.17	(1.53%	)[b]	$21,346	1.16%	[a]	0.70%	[a]	3.81%	[a]
9/30/18	11.57	0.13	0.90	1.03	(0.36)	(0.36)	(0.72)	11.88	9.22%		21,236	1.19%		0.72%		1.10%
9/30/17	10.20	0.04	1.59	1.63	(0.12)	(0.14)	(0.26)	11.57	16.41%		16,657	1.36%		0.73%		0.41%
9/30/16	9.53	0.08	0.78	0.86	(0.13)	(0.06)	(0.19)	10.20	9.14%		12,090	1.86%		0.70%		0.82%
9/30/15[i]	10.37	(0.01)	(0.67)	(0.68)	-	(0.16)	(0.16)	9.53	(6.60%	)[b]	3,842	3.28%	[a]	0.70%	[a]	(0.16%	)[a]
12/31/14[h]	10.61	0.25	(0.02)	0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

71

MassMutual RetireSMART by JPMorgan 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$11.92	$0.25	$(0.60)	$(0.35)	$(0.32)	$(1.16)	$(1.48)	$10.09	(1.16%	)[b]	$10,337	1.75%	[a]	0.00%	[a],[e]	4.84%	[a]
9/30/18	11.40	0.22	0.89	1.11	(0.39)	(0.20)	(0.59)	11.92	10.03%		11,994	1.68%		0.02%		1.90%
9/30/17	10.17	0.12	1.54	1.66	(0.18)	(0.25)	(0.43)	11.40	17.02%		11,238	2.19%		0.04%		1.13%
9/30/16[g]	10.00	0.18	0.14	0.32	(0.15)	-	(0.15)	10.17	3.28%	[b]	9,709	2.66%	[a]	0.00%	[a]	2.18%	[a]
Class R5
3/31/19[r]	$11.91	$0.17	$(0.54)	$(0.37)	$(0.31)	$(1.16)	$(1.47)	$10.07	(1.35%	)[b]	$803	1.85%	[a]	0.10%	[a]	3.33%	[a]
9/30/18	11.39	0.13	0.97	1.10	(0.38)	(0.20)	(0.58)	11.91	9.94%		319	1.78%		0.11%		1.09%
9/30/17	10.16	0.10	1.55	1.65	(0.17)	(0.25)	(0.42)	11.39	16.92%		143	2.27%		0.14%		0.92%
9/30/16[g]	10.00	0.17	0.14	0.31	(0.15)	-	(0.15)	10.16	3.17%	[b]	103	2.76%	[a]	0.10%	[a]	2.08%	[a]
Service Class
3/31/19[r]	$11.90	$0.26	$(0.64)	$(0.38)	$(0.30)	$(1.16)	$(1.46)	$10.06	(1.42%	)[b]	$425	1.95%	[a]	0.20%	[a]	5.15%	[a]
9/30/18	11.38	0.12	0.98	1.10	(0.38)	(0.20)	(0.58)	11.90	9.88%		668	1.88%		0.21%		1.01%
9/30/17	10.16	0.08	1.56	1.64	(0.17)	(0.25)	(0.42)	11.38	16.76%		275	2.36%		0.24%		0.77%
9/30/16[g]	10.00	0.16	0.15	0.31	(0.15)	-	(0.15)	10.16	3.16%	[b]	114	2.86%	[a]	0.20%	[a]	1.97%	[a]
Administrative Class
3/31/19[r]	$11.87	$0.21	$(0.59)	$(0.38)	$(0.28)	$(1.16)	$(1.44)	$10.05	(1.41%	)[b]	$491	2.05%	[a]	0.30%	[a]	4.24%	[a]
9/30/18	11.36	0.17	0.91	1.08	(0.37)	(0.20)	(0.57)	11.87	9.71%		448	1.98%		0.32%		1.47%
9/30/17	10.15	0.04	1.59	1.63	(0.17)	(0.25)	(0.42)	11.36	16.67%		349	2.41%		0.34%		0.34%
9/30/16[g]	10.00	0.15	0.15	0.30	(0.15)	-	(0.15)	10.15	3.04%	[b]	115	2.96%	[a]	0.30%	[a]	1.87%	[a]
Class A
3/31/19[r]	$11.86	$0.21	$(0.60)	$(0.39)	$(0.26)	$(1.16)	$(1.42)	$10.05	(1.52%	)[b]	$299	2.30%	[a]	0.55%	[a]	4.16%	[a]
9/30/18	11.35	0.10	0.95	1.05	(0.34)	(0.20)	(0.54)	11.86	9.47%		304	2.23%		0.56%		0.89%
9/30/17	10.13	0.06	1.54	1.60	(0.13)	(0.25)	(0.38)	11.35	16.40%		155	2.73%		0.59%		0.53%
9/30/16[g]	10.00	0.13	0.14	0.27	(0.14)	-	(0.14)	10.13	2.81%	[b]	114	3.21%	[a]	0.55%	[a]	1.58%	[a]
Class R4
3/31/19[r]	$11.87	$0.18	$(0.57)	$(0.39)	$(0.27)	$(1.16)	$(1.43)	$10.05	(1.51%	)[b]	$383	2.20%	[a]	0.45%	[a]	3.58%	[a]
9/30/18	11.36	0.14	0.92	1.06	(0.35)	(0.20)	(0.55)	11.87	9.58%		255	2.13%		0.47%		1.24%
9/30/17	10.14	0.06	1.55	1.61	(0.14)	(0.25)	(0.39)	11.36	16.47%		162	2.62%		0.49%		0.55%
9/30/16[g]	10.00	0.14	0.14	0.28	(0.14)	-	(0.14)	10.14	2.93%	[b]	103	3.11%	[a]	0.45%	[a]	1.73%	[a]
Class R3
3/31/19[r]	$11.80	$0.18	$(0.57)	$(0.39)	$(0.25)	$(1.16)	$(1.41)	$10.00	(1.55%	)[b]	$1,007	2.45%	[a]	0.70%	[a]	3.63%	[a]
9/30/18	11.32	0.08	0.94	1.02	(0.34)	(0.20)	(0.54)	11.80	9.20%		800	2.38%		0.72%		0.73%
9/30/17	10.12	0.02	1.57	1.59	(0.14)	(0.25)	(0.39)	11.32	16.25%		322	2.83%		0.74%		0.15%
9/30/16[g]	10.00	0.12	0.14	0.26	(0.14)	-	(0.14)	10.12	2.70%	[b]	120	3.36%	[a]	0.70%	[a]	1.48%	[a]

	Six months ended March 31, 2019[b,r]	Year ended September 30		Period ended September 30, 2016[b]
		2018	2017
Portfolio turnover rate	33%	58%	29%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 23, 2015 (commencement of operations) through March 31, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

72

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund (the “MM RetireSMART Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM RetireSMART Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM RetireSMART Underlying Funds and the MM RetireSMART by JPMorgan Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.” The financial statements included herein are those of the MM RetireSMART Funds and MM RetireSMART by JPMorgan Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

73

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the SEC, the presentation of certain disclosures within the Statements of Assets and Liabilities and the Statements of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statements of Assets and Liabilities. Adjustments to the Statements of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

	MM RetireSMART Conservative Fund	MM RetireSMART Moderate Fund	MM RetireSMART Moderate Growth Fund	MM RetireSMART Growth Fund	MM RetireSMART by JPMorgan In Retirement Fund	MM RetireSMART by JPMorgan 2020 Fund	MM RetireSMART by JPMorgan 2025 Fund
Distributions to shareholders
From net investment income:
Class I	$(174,706)	$(164,479)	$(241,357)	$(279,965)	$(55,105)	$(838,198)	$(832,329)
Class R5	(323,410)	(1,331,503)	(826,007)	(240,394)	(85,723)	(1,016,900)	(13,035)
Service Class	(182,922)	(134,560)	(151,166)	(54,493)	(238,272)	(2,881,619)	(770,850)
Administrative Class	(1,307,514)	(2,845,559)	(3,267,409)	(1,171,087)	(381,758)	(2,938,030)	(1,591,857)
Class A	(712,236)	(2,847,829)	(2,826,840)	(1,346,927)	(290,532)	(1,617,706)	(919,221)
Class R4	(2,508,766)	(813,724)	(732,817)	(493,876)	(74,808)	(1,734,437)	(2,066,410)
Class R3	(175,226)	(332,154)	(426,643)	(238,328)	(175,443)	(2,158,469)	(2,623,838)

Total distributions from net investment income	(5,384,780)	(8,469,808)	(8,472,239)	(3,825,070)	(1,301,641)	(13,185,359)	(8,817,540)

From net realized gains:
Class I	-	(9,946)	(66,221)	(73,315)	-	(23,135)	(411,207)
Class R5	-	(82,995)	(232,733)	(64,498)	-	(28,769)	(6,687)
Service Class	-	(8,695)	(44,035)	(15,100)	-	(86,007)	(402,520)
Administrative Class	-	(190,929)	(978,421)	(332,461)	-	(90,383)	(852,991)
Class A	-	(211,197)	(917,512)	(416,523)	-	(55,396)	(545,971)
Class R4	-	(56,332)	(226,069)	(144,166)	-	(55,245)	(1,149,619)
Class R3	-	(25,063)	(139,030)	(75,063)	-	(76,011)	(1,592,276)

Total distributions from net realized gains	-	(585,157)	(2,604,021)	(1,121,126)	-	(414,946)	(4,961,271)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$560,566	$201,923	$(47,559)	$(14,885)	$2,443,168	$152,126	$(19,310)

74

Notes to Financial Statements (Unaudited) (Continued)

	MM RetireSMART by JPMorgan 2030 Fund	MM RetireSMART by JPMorgan 2035 Fund	MM RetireSMART by JPMorgan 2040 Fund	MM RetireSMART by JPMorgan 2045 Fund	MM RetireSMART by JPMorgan 2050 Fund	MM RetireSMART by JPMorgan 2055 Fund	MM RetireSMART by JPMorgan 2060 Fund
Distributions to shareholders
From net investment income:
Class I	$(1,015,225)	$(635,938)	$(553,472)	$(226,010)	$(241,970)	$(93,036)	$(390,305)
Class R5	(1,345,589)	(37,792)	(789,101)	(8,163)	(522,606)	(4,959)	(5,069)
Service Class	(4,345,513)	(608,375)	(2,509,083)	(380,223)	(1,273,996)	(160,446)	(8,104)
Administrative Class	(3,484,231)	(1,031,932)	(2,437,952)	(571,385)	(1,287,470)	(185,937)	(12,077)
Class A	(1,941,313)	(749,006)	(1,190,036)	(459,803)	(570,683)	(139,182)	(4,766)
Class R4	(2,132,026)	(1,681,794)	(1,358,280)	(949,227)	(666,631)	(254,239)	(5,454)
Class R3	(3,405,729)	(1,984,750)	(1,836,096)	(1,396,530)	(1,103,133)	(552,416)	(11,762)

Total distributions from net investment income	(17,669,626)	(6,729,587)	(10,674,020)	(3,991,341)	(5,666,489)	(1,390,215)	(437,537)

From net realized gains:
Class I	(93,832)	(325,387)	(142,090)	(101,102)	(122,197)	(76,772)	(199,047)
Class R5	(127,486)	(20,054)	(207,593)	(3,788)	(270,460)	(4,226)	(2,652)
Service Class	(427,048)	(329,064)	(683,653)	(179,261)	(680,618)	(138,614)	(4,328)
Administrative Class	(353,543)	(572,937)	(687,769)	(276,538)	(705,859)	(164,488)	(6,624)
Class A	(216,526)	(463,099)	(367,139)	(246,331)	(345,634)	(135,270)	(2,819)
Class R4	(223,048)	(966,930)	(395,164)	(477,922)	(382,800)	(236,404)	(3,106)
Class R3	(385,651)	(1,245,098)	(574,500)	(760,323)	(679,353)	(547,419)	(6,996)

Total distributions from net realized gains	(1,827,134)	(3,922,569)	(3,057,908)	(2,045,265)	(3,186,921)	(1,303,193)	(225,572)

Accumulated undistributed (distributions in excess of) net investment income at end of year	$(92,217)	$(14,602)	$(55,806)	$(198,014)	$(151,717)	$(70,001)	$12,080

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

75

Notes to Financial Statements (Unaudited) (Continued)

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2019. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2019. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

76

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

77

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART Moderate Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Moderate Growth Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Growth Fund*	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART by JPMorgan In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART by JPMorgan 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART by JPMorgan 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART by JPMorgan 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART by JPMorgan 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

78

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2019:

Total % Ownership by Related Party
MM RetireSMART Conservative Fund	99.0%
MM RetireSMART Moderate Fund	99.2%
MM RetireSMART Moderate Growth Fund	98.0%
MM RetireSMART Growth Fund	98.1%
MM RetireSMART by JPMorgan In Retirement Fund	94.7%
MM RetireSMART by JPMorgan 2020 Fund	95.4%
MM RetireSMART by JPMorgan 2025 Fund	99.7%
MM RetireSMART by JPMorgan 2030 Fund	97.8%
MM RetireSMART by JPMorgan 2035 Fund	100.0%
MM RetireSMART by JPMorgan 2040 Fund	97.8%
MM RetireSMART by JPMorgan 2045 Fund	100.0%
MM RetireSMART by JPMorgan 2050 Fund	99.7%
MM RetireSMART by JPMorgan 2055 Fund	100.0%
MM RetireSMART by JPMorgan 2060 Fund	98.7%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM RetireSMART Conservative Fund	$-	$64,197,145	$-	$48,977,636
MM RetireSMART Moderate Fund	-	81,205,050	-	56,000,135
MM RetireSMART Moderate Growth Fund	-	84,696,253	-	54,861,893
MM RetireSMART Growth Fund	-	42,094,734	-	25,828,012
MM RetireSMART by JPMorgan In Retirement Fund	-	35,693,373	-	21,306,907
MM RetireSMART by JPMorgan 2020 Fund	-	108,574,385	-	110,683,012
MM RetireSMART by JPMorgan 2025 Fund	-	82,309,131	-	69,114,373
MM RetireSMART by JPMorgan 2030 Fund	-	131,067,597	-	96,503,731
MM RetireSMART by JPMorgan 2035 Fund	-	71,700,189	-	58,380,612
MM RetireSMART by JPMorgan 2040 Fund	-	103,267,426	-	68,038,547
MM RetireSMART by JPMorgan 2045 Fund	-	49,095,187	-	33,676,335
MM RetireSMART by JPMorgan 2050 Fund	-	66,647,691	-	39,225,911
MM RetireSMART by JPMorgan 2055 Fund	-	22,797,995	-	13,522,683
MM RetireSMART by JPMorgan 2060 Fund	-	5,590,587	-	4,450,403

79

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class I
Sold	252,267	$2,425,674	492,877	$4,923,864
Issued as reinvestment of dividends	50,401	456,635	17,665	174,706
Redeemed	(75,798)	(732,808)	(306,977)	(3,079,613)

Net increase (decrease)	226,870	$2,149,501	203,565	$2,018,957

MM RetireSMART Conservative Fund Class R5
Sold	23,030	$220,695	107,138	$1,072,474
Issued as reinvestment of dividends	37,590	340,190	32,701	323,410
Redeemed	(40,534)	(392,499)	(591,304)	(5,900,826)

Net increase (decrease)	20,086	$168,386	(451,465)	$(4,504,942)

MM RetireSMART Conservative Fund Service Class
Sold	49,995	$483,161	168,849	$1,684,460
Issued as reinvestment of dividends	43,765	396,511	18,495	182,922
Redeemed	(18,126)	(174,939)	(112,157)	(1,118,707)

Net increase (decrease)	75,634	$704,733	75,187	$748,675

MM RetireSMART Conservative Fund Administrative Class
Sold	328,780	$3,153,330	609,673	$6,058,679
Issued as reinvestment of dividends	199,715	1,811,415	132,072	1,307,514
Redeemed	(581,847)	(5,576,586)	(2,063,031)	(20,461,064)

Net increase (decrease)	(53,352)	$(611,841)	(1,321,286)	$(13,094,871)

MM RetireSMART Conservative Fund Class A
Sold	125,942	$1,214,151	436,059	$4,357,726
Issued as reinvestment of dividends	131,771	1,203,067	71,510	712,236
Redeemed	(344,469)	(3,273,768)	(992,944)	(9,938,589)

Net increase (decrease)	(86,756)	$(856,550)	(485,375)	$(4,868,627)

MM RetireSMART Conservative Fund Class R4
Sold	977,352	$9,248,108	1,583,186	$15,667,931
Issued as reinvestment of dividends	569,118	5,116,375	255,215	2,508,766
Redeemed	(442,557)	(4,192,264)	(994,196)	(9,826,047)

Net increase (decrease)	1,103,913	$10,172,219	844,205	$8,350,650

MM RetireSMART Conservative Fund Class R3
Sold	124,078	$1,173,428	116,026	$1,142,463
Issued as reinvestment of dividends	39,173	351,773	17,862	175,226
Redeemed	(50,001)	(470,178)	(122,362)	(1,200,950)

Net increase (decrease)	113,250	$1,055,023	11,526	$116,739

MM RetireSMART Moderate Fund Class I
Sold	538,494	$5,049,461	933,979	$9,740,757
Issued as reinvestment of dividends	150,506	1,282,311	17,000	174,425
Redeemed	(113,376)	(1,086,379)	(439,885)	(4,580,987)

Net increase (decrease)	575,624	$5,245,393	511,094	$5,334,195

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Fund Class R5
Sold	217,291	$2,069,695	437,632	$4,563,283
Issued as reinvestment of dividends	277,435	2,363,743	137,865	1,414,498
Redeemed	(170,109)	(1,631,569)	(2,223,719)	(23,248,175)

Net increase (decrease)	324,617	$2,801,869	(1,648,222)	$(17,270,394)

MM RetireSMART Moderate Fund Service Class
Sold	77,134	$758,534	751,818	$7,890,661
Issued as reinvestment of dividends	120,464	1,032,379	13,895	143,255
Redeemed	(78,548)	(771,967)	(134,338)	(1,407,357)

Net increase (decrease)	119,050	$1,018,946	631,375	$6,626,559

MM RetireSMART Moderate Fund Administrative Class
Sold	515,885	$4,966,395	952,682	$9,925,774
Issued as reinvestment of dividends	891,856	7,634,289	294,805	3,036,488
Redeemed	(709,597)	(6,826,090)	(2,574,700)	(26,978,432)

Net increase (decrease)	698,144	$5,774,594	(1,327,213)	$(14,016,170)

MM RetireSMART Moderate Fund Class A
Sold	254,545	$2,439,118	627,446	$6,551,415
Issued as reinvestment of dividends	907,279	7,802,596	296,130	3,059,026
Redeemed	(954,058)	(8,992,054)	(3,467,041)	(36,158,968)

Net increase (decrease)	207,766	$1,249,660	(2,543,465)	$(26,548,527)

MM RetireSMART Moderate Fund Class R4
Sold	329,485	$3,142,908	823,937	$8,529,078
Issued as reinvestment of dividends	370,566	3,153,518	84,966	870,056
Redeemed	(184,977)	(1,709,191)	(373,879)	(3,868,398)

Net increase (decrease)	515,074	$4,587,235	535,024	$5,530,736

MM RetireSMART Moderate Fund Class R3
Sold	177,861	$1,681,718	179,252	$1,855,210
Issued as reinvestment of dividends	117,848	1,001,709	34,919	357,217
Redeemed	(92,735)	(869,610)	(396,362)	(4,118,067)

Net increase (decrease)	202,974	$1,813,817	(182,191)	$(1,905,640)

MM RetireSMART Moderate Growth Fund Class I
Sold	997,379	$10,006,864	324,090	$3,565,235
Issued as reinvestment of dividends	202,308	1,681,179	28,692	307,577
Redeemed	(286,183)	(2,758,300)	(588,049)	(6,447,046)

Net increase (decrease)	913,504	$8,929,743	(235,267)	$(2,574,234)

MM RetireSMART Moderate Growth Fund Class R5
Sold	90,096	$847,804	287,503	$3,159,409
Issued as reinvestment of dividends	180,794	1,504,205	98,671	1,058,740
Redeemed	(181,694)	(1,902,167)	(1,188,225)	(13,120,234)

Net increase (decrease)	89,196	$449,842	(802,051)	$(8,902,085)

81

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Growth Fund Service Class
Sold	57,133	$549,697	504,428	$5,562,359
Issued as reinvestment of dividends	124,557	1,040,049	18,142	195,201
Redeemed	(34,605)	(348,787)	(153,893)	(1,694,200)

Net increase (decrease)	147,085	$1,240,959	368,677	$4,063,360

MM RetireSMART Moderate Growth Fund Administrative Class
Sold	465,171	$4,606,704	935,199	$10,248,696
Issued as reinvestment of dividends	1,370,678	11,431,456	394,594	4,245,830
Redeemed	(767,421)	(7,253,124)	(1,919,274)	(21,039,898)

Net increase (decrease)	1,068,428	$8,785,036	(589,481)	$(6,545,372)

MM RetireSMART Moderate Growth Fund Class A
Sold	264,072	$2,550,815	685,100	$7,569,068
Issued as reinvestment of dividends	1,079,064	9,053,344	346,699	3,744,352
Redeemed	(932,397)	(8,936,965)	(2,689,834)	(29,604,005)

Net increase (decrease)	410,739	$2,667,194	(1,658,035)	$(18,290,585)

MM RetireSMART Moderate Growth Fund Class R4
Sold	382,764	$3,821,616	496,056	$5,411,212
Issued as reinvestment of dividends	385,271	3,190,043	89,699	958,886
Redeemed	(210,188)	(1,929,018)	(488,448)	(5,344,495)

Net increase (decrease)	557,847	$5,082,641	97,307	$1,025,603

MM RetireSMART Moderate Growth Fund Class R3
Sold	192,470	$1,841,060	265,390	$2,888,069
Issued as reinvestment of dividends	243,320	2,012,259	53,015	565,673
Redeemed	(146,798)	(1,334,818)	(106,827)	(1,162,442)

Net increase (decrease)	288,992	$2,518,501	211,578	$2,291,300

MM RetireSMART Growth Fund Class I
Sold	577,735	$6,048,238	1,063,444	$12,777,074
Issued as reinvestment of dividends	296,171	2,594,461	30,350	353,279
Redeemed	(280,629)	(2,782,925)	(331,726)	(3,948,726)

Net increase (decrease)	593,277	$5,859,774	762,068	$9,181,627

MM RetireSMART Growth Fund Class R5
Sold	54,494	$558,511	169,262	$2,016,682
Issued as reinvestment of dividends	66,907	586,773	26,171	304,892
Redeemed	(125,338)	(1,427,619)	(277,181)	(3,282,841)

Net increase (decrease)	(3,937)	$(282,335)	(81,748)	$(961,267)

MM RetireSMART Growth Fund Service Class
Sold	18,723	$194,210	139,418	$1,671,439
Issued as reinvestment of dividends	41,285	362,897	5,963	69,593
Redeemed	(17,471)	(187,437)	(52,257)	(628,466)

Net increase (decrease)	42,537	$369,670	93,124	$1,112,566

82

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART Growth Fund Administrative Class
Sold	280,530	$2,917,539	668,487	$7,956,988
Issued as reinvestment of dividends	504,040	4,425,472	128,949	1,503,548
Redeemed	(542,725)	(5,595,809)	(665,412)	(7,987,846)

Net increase (decrease)	241,845	$1,747,202	132,024	$1,472,690

MM RetireSMART Growth Fund Class A
Sold	130,906	$1,348,289	349,224	$4,151,386
Issued as reinvestment of dividends	483,718	4,251,879	151,240	1,763,450
Redeemed	(355,891)	(3,458,534)	(1,510,620)	(17,872,641)

Net increase (decrease)	258,733	$2,141,634	(1,010,156)	$(11,957,805)

MM RetireSMART Growth Fund Class R4
Sold	290,855	$3,076,230	431,060	$5,117,634
Issued as reinvestment of dividends	260,433	2,263,160	55,242	638,041
Redeemed	(124,831)	(1,250,656)	(442,699)	(5,205,677)

Net increase (decrease)	426,457	$4,088,734	43,603	$549,998

MM RetireSMART Growth Fund Class R3
Sold	89,478	$904,614	123,892	$1,460,426
Issued as reinvestment of dividends	123,341	1,070,597	27,157	313,391
Redeemed	(46,413)	(457,811)	(148,223)	(1,758,329)

Net increase (decrease)	166,406	$1,517,400	2,826	$15,488

MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	154,493	$1,721,118	49,424	$575,143
Issued — merger	1,158,389	12,580,102	-	-
Issued as reinvestment of dividends	13,887	144,704	4,788	55,105
Redeemed	(81,409)	(902,849)	(71,278)	(826,091)

Net increase (decrease)	1,245,360	$13,543,075	(17,066)	$(195,843)

MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	283,645	$3,129,534	64,260	$744,052
Issued — merger	414,058	4,509,089	-	-
Issued as reinvestment of dividends	7,251	75,776	7,434	85,723
Redeemed	(68,432)	(762,792)	(358,909)	(4,178,877)

Net increase (decrease)	636,522	$6,951,607	(287,215)	$(3,349,102)

MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	81,063	$902,457	280,767	$3,267,529
Issued — merger	799,447	8,713,968	-	-
Issued as reinvestment of dividends	49,717	520,524	20,612	238,272
Redeemed	(412,685)	(4,561,804)	(449,888)	(5,220,401)

Net increase (decrease)	517,542	$5,575,145	(148,509)	$(1,714,600)

83

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	88,496	$984,941	167,773	$1,960,904
Issued — merger	1,664,111	18,155,449	-	-
Issued as reinvestment of dividends	89,642	938,553	33,024	381,758
Redeemed	(288,728)	(3,197,199)	(329,679)	(3,839,080)

Net increase (decrease)	1,553,521	$16,881,744	(128,882)	$(1,496,418)

MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	1,744,529	$19,236,810	1,387,206	$15,993,606
Issued — merger	1,505,152	16,270,688	-	-
Issued as reinvestment of dividends	112,484	1,167,586	25,286	290,532
Redeemed	(475,204)	(5,206,828)	(1,462,621)	(16,781,042)

Net increase (decrease)	2,886,961	$31,468,256	(50,129)	$(496,904)

MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	98,277	$1,078,914	72,795	$833,143
Issued — merger	1,892,083	20,339,891	-	-
Issued as reinvestment of dividends	16,321	168,435	6,563	74,808
Redeemed	(224,876)	(2,461,040)	(131,314)	(1,501,365)

Net increase (decrease)	1,781,805	$19,126,200	(51,956)	$(593,414)

MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	109,089	$1,186,223	224,149	$2,548,051
Issued — merger	2,468,945	26,343,643	-	-
Issued as reinvestment of dividends	50,118	513,708	15,498	175,443
Redeemed	(220,590)	(2,390,017)	(262,305)	(2,987,594)

Net increase (decrease)	2,407,562	$25,653,557	(22,658)	$(264,100)

MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	1,206,314	$15,199,577	922,098	$12,066,308
Issued as reinvestment of dividends	287,699	3,156,055	66,512	861,333
Redeemed	(184,679)	(2,272,785)	(1,113,114)	(14,626,762)

Net increase (decrease)	1,309,334	$16,082,847	(124,504)	$(1,699,121)

MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	3,550,340	$43,541,046	801,928	$10,525,646
Issued as reinvestment of dividends	376,687	4,124,720	80,809	1,045,669
Redeemed	(297,227)	(3,602,658)	(1,853,289)	(24,386,966)

Net increase (decrease)	3,629,800	$44,063,108	(970,552)	$(12,815,651)

MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	184,968	$2,282,286	985,287	$12,970,856
Issued as reinvestment of dividends	454,167	5,009,458	228,455	2,967,626
Redeemed	(4,159,115)	(51,235,112)	(3,976,259)	(52,368,787)

Net increase (decrease)	(3,519,980)	$(43,943,368)	(2,762,517)	$(36,430,305)

84

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	301,281	$3,654,070	690,204	$9,047,625
Issued as reinvestment of dividends	724,222	7,959,196	233,494	3,028,413
Redeemed	(1,351,310)	(16,124,568)	(2,429,659)	(31,765,345)

Net increase (decrease)	(325,807)	$(4,511,302)	(1,505,961)	$(19,689,307)

MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	1,178,355	$14,192,912	1,988,718	$26,008,896
Issued as reinvestment of dividends	571,860	6,256,148	129,597	1,673,102
Redeemed	(1,877,677)	(23,273,531)	(1,538,621)	(20,046,190)

Net increase (decrease)	(127,462)	$(2,824,471)	579,694	$7,635,808

MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	386,305	$4,595,179	841,520	$10,889,614
Issued as reinvestment of dividends	480,631	5,176,395	140,588	1,789,682
Redeemed	(1,042,461)	(12,387,879)	(1,287,159)	(16,598,486)

Net increase (decrease)	(175,525)	$(2,616,305)	(305,051)	$(3,919,190)

MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	277,577	$3,291,444	700,413	$8,915,827
Issued as reinvestment of dividends	688,594	7,305,993	177,905	2,234,480
Redeemed	(935,113)	(10,885,390)	(1,570,240)	(19,986,556)

Net increase (decrease)	31,058	$(287,953)	(691,922)	$(8,836,249)

MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	1,156,340	$14,553,816	437,172	$5,813,364
Issued as reinvestment of dividends	338,155	3,641,934	95,436	1,243,536
Redeemed	(225,439)	(2,653,995)	(642,586)	(8,542,458)

Net increase (decrease)	1,269,056	$15,541,755	(109,978)	$(1,485,558)

MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	13,622	$153,846	77,675	$1,028,270
Issued as reinvestment of dividends	523	5,683	1,511	19,722
Redeemed	(6)	(66)	(102,682)	(1,365,424)

Net increase (decrease)	14,139	$159,463	(23,496)	$(317,432)

MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	61,226	$732,099	524,183	$6,961,588
Issued as reinvestment of dividends	166,138	1,792,633	89,982	1,173,370
Redeemed	(445,206)	(5,479,579)	(806,918)	(10,778,897)

Net increase (decrease)	(217,842)	$(2,954,847)	(192,753)	$(2,643,939)

MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	254,686	$3,021,991	493,719	$6,562,985
Issued as reinvestment of dividends	434,224	4,672,252	187,921	2,444,848
Redeemed	(733,343)	(8,781,996)	(644,809)	(8,523,846)

Net increase (decrease)	(44,433)	$(1,087,753)	36,831	$483,987

85

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	1,322,603	$15,915,439	1,305,234	$17,115,699
Issued as reinvestment of dividends	329,422	3,514,932	113,405	1,465,192
Redeemed	(1,205,157)	(15,150,574)	(941,869)	(12,360,646)

Net increase (decrease)	446,868	$4,279,797	476,770	$6,220,245

MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	378,088	$4,537,457	1,038,101	$13,620,447
Issued as reinvestment of dividends	634,598	6,739,429	250,080	3,216,029
Redeemed	(1,194,329)	(13,981,825)	(924,170)	(12,076,389)

Net increase (decrease)	(181,643)	$(2,704,939)	364,011	$4,760,087

MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	368,047	$4,369,527	873,111	$11,406,702
Issued as reinvestment of dividends	840,068	8,904,717	328,358	4,216,114
Redeemed	(759,778)	(9,024,500)	(1,327,484)	(17,342,925)

Net increase (decrease)	448,337	$4,249,744	(126,015)	$(1,720,109)

MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	1,284,852	$16,632,300	1,259,377	$17,049,319
Issued as reinvestment of dividends	418,489	4,461,097	82,951	1,109,057
Redeemed	(170,578)	(1,948,051)	(1,198,288)	(16,419,207)

Net increase (decrease)	1,532,763	$19,145,346	144,040	$1,739,169

MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	5,540,298	$68,459,548	576,875	$7,832,660
Issued as reinvestment of dividends	649,468	6,897,350	110,426	1,473,075
Redeemed	(146,104)	(1,794,107)	(2,498,317)	(34,184,293)

Net increase (decrease)	6,043,662	$73,562,791	(1,811,016)	$(24,878,558)

MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	403,778	$5,067,416	1,426,141	$19,445,492
Issued as reinvestment of dividends	814,685	8,708,981	356,693	4,772,561
Redeemed	(5,696,038)	(70,942,962)	(4,277,357)	(58,277,662)

Net increase (decrease)	(4,477,575)	$(57,166,565)	(2,494,523)	$(34,059,609)

MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	539,554	$6,525,762	1,064,257	$14,562,349
Issued as reinvestment of dividends	1,183,700	12,618,240	287,044	3,837,773
Redeemed	(868,013)	(10,540,608)	(1,616,670)	(22,020,948)

Net increase (decrease)	855,241	$8,603,394	(265,369)	$(3,620,826)

MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	1,054,237	$12,916,994	1,414,503	$19,138,588
Issued as reinvestment of dividends	735,336	7,801,913	162,243	2,157,839
Redeemed	(1,783,099)	(22,720,412)	(1,303,020)	(17,545,986)

Net increase (decrease)	6,474	$(2,001,505)	273,726	$3,750,441

86

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	450,081	$5,409,700	915,602	$12,295,571
Issued as reinvestment of dividends	742,965	7,808,568	178,415	2,355,074
Redeemed	(1,159,096)	(13,957,714)	(966,600)	(12,993,514)

Net increase (decrease)	33,950	$(739,446)	127,417	$1,657,131

MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	497,213	$5,923,564	1,131,474	$14,989,597
Issued as reinvestment of dividends	1,351,971	14,006,419	290,750	3,791,380
Redeemed	(1,284,007)	(15,115,354)	(1,160,851)	(15,380,573)

Net increase (decrease)	565,177	$4,814,629	261,373	$3,400,404

MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	819,115	$10,664,112	539,886	$7,549,651
Issued as reinvestment of dividends	329,691	3,557,363	70,790	961,325
Redeemed	(273,985)	(3,288,378)	(231,578)	(3,195,838)

Net increase (decrease)	874,821	$10,933,097	379,098	$5,315,138

MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	8,481	$96,534	17,806	$245,589
Issued as reinvestment of dividends	367	3,966	4,263	57,846
Redeemed	(6)	(81)	(88,816)	(1,205,126)

Net increase (decrease)	8,842	$100,419	(66,747)	$(901,691)

MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	60,533	$754,571	257,433	$3,610,148
Issued as reinvestment of dividends	127,869	1,396,330	68,326	937,439
Redeemed	(165,990)	(2,120,730)	(699,390)	(9,916,265)

Net increase (decrease)	22,412	$30,171	(373,631)	$(5,368,678)

MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	235,053	$2,916,336	357,319	$4,985,718
Issued as reinvestment of dividends	346,640	3,771,444	117,315	1,604,869
Redeemed	(499,635)	(6,071,704)	(321,176)	(4,487,000)

Net increase (decrease)	82,058	$616,076	153,458	$2,103,587

MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	726,543	$9,084,639	1,073,421	$14,862,853
Issued as reinvestment of dividends	293,473	3,169,502	89,191	1,212,105
Redeemed	(966,900)	(12,544,547)	(743,768)	(10,296,857)

Net increase (decrease)	53,116	$(290,406)	418,844	$5,778,101

MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	462,932	$5,880,742	1,042,384	$14,471,404
Issued as reinvestment of dividends	594,904	6,389,269	195,912	2,648,724
Redeemed	(884,978)	(10,566,671)	(772,470)	(10,674,784)

Net increase (decrease)	172,858	$1,703,340	465,826	$6,445,344

87

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	317,494	$3,914,725	697,634	$9,615,964
Issued as reinvestment of dividends	721,533	7,734,831	239,248	3,229,848
Redeemed	(820,781)	(9,948,495)	(705,387)	(9,722,580)

Net increase (decrease)	218,246	$1,701,061	231,495	$3,123,232

MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	886,270	$11,073,382	676,399	$9,106,730
Issued as reinvestment of dividends	266,740	2,736,758	52,694	695,562
Redeemed	(104,194)	(1,172,784)	(625,085)	(8,465,198)

Net increase (decrease)	1,048,816	$12,637,356	104,008	$1,337,094

MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	3,679,130	$44,432,630	360,500	$4,836,097
Issued as reinvestment of dividends	453,637	4,654,320	75,507	996,694
Redeemed	(133,230)	(1,612,986)	(1,258,054)	(17,078,307)

Net increase (decrease)	3,999,537	$47,473,964	(822,047)	$(11,245,516)

MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	369,887	$4,481,549	892,528	$12,039,576
Issued as reinvestment of dividends	509,235	5,250,215	241,325	3,192,736
Redeemed	(3,563,332)	(43,198,363)	(2,316,979)	(31,332,413)

Net increase (decrease)	(2,684,210)	$(33,466,599)	(1,183,126)	$(16,100,101)

MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	583,261	$7,057,817	702,735	$9,461,777
Issued as reinvestment of dividends	884,934	9,079,419	236,797	3,125,721
Redeemed	(823,866)	(9,749,481)	(1,189,134)	(15,972,188)

Net increase (decrease)	644,329	$6,387,755	(249,602)	$(3,384,690)

MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	730,808	$8,621,255	878,539	$11,759,186
Issued as reinvestment of dividends	425,188	4,336,919	118,515	1,554,919
Redeemed	(1,169,847)	(14,626,812)	(903,594)	(12,008,953)

Net increase (decrease)	(13,851)	$(1,668,638)	93,460	$1,305,152

MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	399,321	$4,758,743	745,996	$9,906,964
Issued as reinvestment of dividends	547,846	5,533,240	134,673	1,753,444
Redeemed	(729,783)	(8,441,369)	(583,512)	(7,737,146)

Net increase (decrease)	217,384	$1,850,614	297,157	$3,923,262

MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	307,668	$3,616,641	744,977	$9,778,296
Issued as reinvestment of dividends	782,573	7,786,600	187,741	2,410,596
Redeemed	(617,775)	(6,969,879)	(737,013)	(9,652,135)

Net increase (decrease)	472,466	$4,433,362	195,705	$2,536,757

88

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	458,232	$5,989,259	333,824	$4,787,061
Issued as reinvestment of dividends	164,778	1,763,124	23,773	327,112
Redeemed	(53,693)	(674,329)	(135,391)	(1,893,239)

Net increase (decrease)	569,317	$7,078,054	222,206	$3,220,934

MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	2,439	$28,415	12,465	$173,862
Issued as reinvestment of dividends	534	5,723	867	11,951
Redeemed	(2,420)	(28,541)	(18,894)	(261,012)

Net increase (decrease)	553	$5,597	(5,562)	$(75,199)

MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	85,567	$1,054,169	280,443	$3,934,837
Issued as reinvestment of dividends	103,955	1,113,350	40,660	559,484
Redeemed	(114,304)	(1,485,528)	(391,170)	(5,555,759)

Net increase (decrease)	75,218	$681,991	(70,067)	$(1,061,438)

MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	202,251	$2,492,095	255,322	$3,594,635
Issued as reinvestment of dividends	215,351	2,297,794	61,757	847,923
Redeemed	(195,433)	(2,277,985)	(218,144)	(3,064,992)

Net increase (decrease)	222,169	$2,511,904	98,935	$1,377,566

MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	415,070	$5,099,944	568,715	$7,929,380
Issued as reinvestment of dividends	181,592	1,924,872	51,570	703,409
Redeemed	(489,568)	(6,420,221)	(405,333)	(5,634,301)

Net increase (decrease)	107,094	$604,595	214,952	$2,998,488

MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	412,499	$5,057,152	526,617	$7,321,561
Issued as reinvestment of dividends	335,485	3,532,658	105,169	1,427,149
Redeemed	(576,369)	(7,041,919)	(498,032)	(6,920,737)

Net increase (decrease)	171,615	$1,547,891	133,754	$1,827,973

MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	321,489	$4,011,747	581,063	$8,042,815
Issued as reinvestment of dividends	551,242	5,793,557	159,177	2,156,853
Redeemed	(540,994)	(6,570,002)	(511,354)	(7,069,390)

Net increase (decrease)	331,737	$3,235,302	228,886	$3,130,278

MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	693,952	$6,403,150	568,447	$5,649,088
Issued as reinvestment of dividends	210,082	1,550,399	37,543	364,167
Redeemed	(88,572)	(780,717)	(405,656)	(4,068,685)

Net increase (decrease)	815,462	$7,172,832	200,334	$1,944,570

89

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	3,695,765	$32,797,840	471,827	$4,689,129
Issued as reinvestment of dividends	528,312	3,893,659	81,844	793,066
Redeemed	(151,451)	(1,321,055)	(1,465,733)	(14,670,650)

Net increase (decrease)	4,072,626	$35,370,444	(912,062)	$(9,188,455)

MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	343,199	$3,078,512	1,172,387	$11,675,041
Issued as reinvestment of dividends	373,979	2,771,186	201,506	1,954,614
Redeemed	(3,471,060)	(31,051,482)	(1,420,408)	(14,083,519)

Net increase (decrease)	(2,753,882)	$(25,201,784)	(46,515)	$(453,864)

MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	693,529	$5,922,235	985,560	$9,814,591
Issued as reinvestment of dividends	847,054	6,259,727	205,498	1,993,329
Redeemed	(414,649)	(3,518,773)	(613,021)	(6,069,328)

Net increase (decrease)	1,125,934	$8,663,189	578,037	$5,738,592

MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	617,343	$5,334,848	773,173	$7,618,871
Issued as reinvestment of dividends	323,269	2,376,030	95,054	916,317
Redeemed	(739,465)	(6,775,689)	(840,294)	(8,245,568)

Net increase (decrease)	201,147	$935,189	27,933	$289,620

MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	442,619	$3,821,271	677,266	$6,649,980
Issued as reinvestment of dividends	406,285	2,965,880	109,316	1,049,431
Redeemed	(564,973)	(4,866,789)	(698,765)	(6,876,709)

Net increase (decrease)	283,931	$1,920,362	87,817	$822,702

MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	394,712	$3,344,610	871,346	$8,498,338
Issued as reinvestment of dividends	696,225	5,047,633	186,843	1,782,486
Redeemed	(753,585)	(6,457,153)	(794,601)	(7,678,466)

Net increase (decrease)	337,352	$1,935,090	263,588	$2,602,358

MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	248,264	$2,697,505	148,847	$1,756,478
Issued as reinvestment of dividends	74,288	668,592	14,805	169,808
Redeemed	(48,472)	(504,277)	(34,752)	(409,172)

Net increase (decrease)	274,080	$2,861,820	128,900	$1,517,114

MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	1,717	$17,220	24,941	$290,009
Issued as reinvestment of dividends	154	1,387	127	1,452
Redeemed	(2)	(25)	(17,706)	(209,197)

Net increase (decrease)	1,869	$18,582	7,362	$82,264

90

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	103,229	$1,089,211	193,807	$2,287,839
Issued as reinvestment of dividends	63,067	569,492	20,937	240,772
Redeemed	(69,003)	(707,828)	(112,392)	(1,338,173)

Net increase (decrease)	97,293	$950,875	102,352	$1,190,438

MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	170,499	$1,775,617	211,469	$2,487,189
Issued as reinvestment of dividends	82,938	745,615	30,605	350,425
Redeemed	(132,198)	(1,370,190)	(148,432)	(1,745,288)

Net increase (decrease)	121,239	$1,151,042	93,642	$1,092,326

MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	225,954	$2,339,170	324,227	$3,799,084
Issued as reinvestment of dividends	73,222	658,269	23,970	274,452
Redeemed	(206,680)	(2,294,502)	(185,135)	(2,180,079)

Net increase (decrease)	92,496	$702,937	163,062	$1,893,457

MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	222,789	$2,303,232	390,949	$4,565,158
Issued as reinvestment of dividends	143,518	1,284,484	43,001	490,643
Redeemed	(304,094)	(3,052,227)	(192,118)	(2,254,181)

Net increase (decrease)	62,213	$535,489	241,832	$2,801,620

MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	264,087	$2,684,093	525,435	$6,128,526
Issued as reinvestment of dividends	271,959	2,425,873	96,646	1,099,835
Redeemed	(224,472)	(2,289,822)	(274,930)	(3,193,200)

Net increase (decrease)	311,574	$2,820,144	347,151	$4,035,161

MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	18,081	$180,504	23,912	$279,266
Issued as reinvestment of dividends	9,131	80,633	2,017	22,887
Redeemed	(8,204)	(80,699)	(5,676)	(66,302)

Net increase (decrease)	19,008	$180,438	20,253	$235,851

MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	51,449	$507,075	72,685	$844,422
Issued as reinvestment of dividends	1,909	16,841	158	1,796
Redeemed	(489)	(4,920)	(58,524)	(676,466)

Net increase (decrease)	52,869	$518,996	14,319	$169,752

MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	17,827	$185,803	40,118	$463,919
Issued as reinvestment of dividends	7,408	65,341	581	6,588
Redeemed	(39,079)	(384,340)	(8,700)	(99,823)

Net increase (decrease)	(13,844)	$(133,196)	31,999	$370,684

91

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	7,070	$71,991	10,429	$120,767
Issued as reinvestment of dividends	4,904	43,208	1,144	12,957
Redeemed	(844)	(8,371)	(4,603)	(52,632)

Net increase (decrease)	11,130	$106,828	6,970	$81,092

MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	3,771	$38,263	12,933	$148,080
Issued as reinvestment of dividends	1,304	11,484	186	2,111
Redeemed	(985)	(9,774)	(1,176)	(13,669)

Net increase (decrease)	4,090	$39,973	11,943	$136,522

MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	15,961	$153,569	7,605	$88,290
Issued as reinvestment of dividends	2,196	19,346	261	2,954
Redeemed	(1,551)	(16,039)	(652)	(7,625)

Net increase (decrease)	16,606	$156,876	7,214	$83,619

MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	30,628	$307,189	42,814	$493,529
Issued as reinvestment of dividends	9,917	86,975	1,177	13,305
Redeemed	(7,685)	(80,121)	(4,602)	(53,445)

Net increase (decrease)	32,860	$314,043	39,389	$453,389

Purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $935 for MM RetireSMART by JPMorgan 2025 Fund during the period ended March 31, 2019.

Redemptions of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2019, were waived for any redemptions subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$214,149,171	$1,820,375	$(4,166,752)	$(2,346,377)
MM RetireSMART Moderate Fund	285,534,932	2,374,456	(15,769,260)	(13,394,804)
MM RetireSMART Moderate Growth Fund	254,573,111	2,716,182	(18,209,592)	(15,493,410)
MM RetireSMART Growth Fund	129,469,507	1,292,051	(12,313,254)	(11,021,203)
MM RetireSMART by JPMorgan In Retirement Fund	201,659,668	1,748,144	(6,281,544)	(4,533,400)
MM RetireSMART by JPMorgan 2020 Fund	393,172,866	3,927,089	(13,719,306)	(9,792,217)
MM RetireSMART by JPMorgan 2025 Fund	282,275,814	3,502,484	(14,126,636)	(10,624,152)
MM RetireSMART by JPMorgan 2030 Fund	521,700,794	7,507,323	(32,211,553)	(24,704,230)

92

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART by JPMorgan 2035 Fund	$228,249,554	$2,998,148	$(17,508,579)	$(14,510,431)
MM RetireSMART by JPMorgan 2040 Fund	336,260,141	4,609,640	(26,844,300)	(22,234,660)
MM RetireSMART by JPMorgan 2045 Fund	146,331,752	1,968,375	(12,729,396)	(10,761,021)
MM RetireSMART by JPMorgan 2050 Fund	198,916,516	2,686,083	(17,513,974)	(14,827,891)
MM RetireSMART by JPMorgan 2055 Fund	61,910,963	704,616	(5,426,318)	(4,721,702)
MM RetireSMART by JPMorgan 2060 Fund	14,742,360	195,590	(1,130,219)	(934,629)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2018, late year ordinary losses:

MM RetireSMART by JPMorgan 2045 Fund	$189,630
MM RetireSMART by JPMorgan 2050 Fund	134,534
MM RetireSMART by JPMorgan 2055 Fund	67,625

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
MM RetireSMART Conservative Fund	$5,384,780	$-	$-
MM RetireSMART Moderate Fund	8,580,817	474,148	-
MM RetireSMART Moderate Growth Fund	8,681,114	2,395,146	-
MM RetireSMART Growth Fund	3,698,974	1,247,222	-
MM RetireSMART by JPMorgan In Retirement Fund	1,301,641	-	-
MM RetireSMART by JPMorgan 2020 Fund	13,185,359	414,946	-
MM RetireSMART by JPMorgan 2025 Fund	9,600,585	4,178,226	-
MM RetireSMART by JPMorgan 2030 Fund	17,811,125	1,685,635	-
MM RetireSMART by JPMorgan 2035 Fund	7,148,367	3,503,789	-
MM RetireSMART by JPMorgan 2040 Fund	10,821,217	2,910,711	-
MM RetireSMART by JPMorgan 2045 Fund	4,174,951	1,861,655	-
MM RetireSMART by JPMorgan 2050 Fund	5,949,608	2,903,802	-
MM RetireSMART by JPMorgan 2055 Fund	1,515,394	1,178,014	-
MM RetireSMART by JPMorgan 2060 Fund	452,146	210,963	-

93

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2018:

Amount
MM RetireSMART Conservative Fund	$21,941
MM RetireSMART Moderate Fund	54,254
MM RetireSMART Moderate Growth Fund	62,410
MM RetireSMART Growth Fund	32,139
MM RetireSMART by JPMorgan In Retirement Fund	9,990
MM RetireSMART by JPMorgan 2020 Fund	81,046
MM RetireSMART by JPMorgan 2025 Fund	56,171
MM RetireSMART by JPMorgan 2030 Fund	121,580
MM RetireSMART by JPMorgan 2035 Fund	49,885
MM RetireSMART by JPMorgan 2040 Fund	81,171
MM RetireSMART by JPMorgan 2045 Fund	31,450
MM RetireSMART by JPMorgan 2050 Fund	46,462
MM RetireSMART by JPMorgan 2055 Fund	11,474
MM RetireSMART by JPMorgan 2060 Fund	3,492

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$743,766	$3,721,290	$(33,033)	$(2,767,682)
MM RetireSMART Moderate Fund	497,831	17,222,469	(59,795)	5,185,732
MM RetireSMART Moderate Growth Fund	-	23,892,434	(47,559)	8,857,093
MM RetireSMART Growth Fund	-	12,589,719	(14,885)	3,643,748
MM RetireSMART by JPMorgan In Retirement Fund	2,540,335	988,967	(26,236)	(575,734)
MM RetireSMART by JPMorgan 2020 Fund	579,612	28,421,144	(101,448)	3,955,781
MM RetireSMART by JPMorgan 2025 Fund	-	21,791,148	(19,310)	5,870,023
MM RetireSMART by JPMorgan 2030 Fund	-	49,044,056	(92,217)	14,058,058
MM RetireSMART by JPMorgan 2035 Fund	21,803	20,323,173	(14,602)	7,788,668
MM RetireSMART by JPMorgan 2040 Fund	-	31,233,574	(55,806)	11,574,925
MM RetireSMART by JPMorgan 2045 Fund	-	13,149,717	(198,014)	5,161,916
MM RetireSMART by JPMorgan 2050 Fund	-	20,441,853	(151,717)	5,122,071
MM RetireSMART by JPMorgan 2055 Fund	-	5,161,689	(70,001)	1,340,667
MM RetireSMART by JPMorgan 2060 Fund	22,027	1,456,057	(738)	637,965

The Funds did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

94

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2019, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund

Barings Global Floating Rate Fund, Class Y*	$1,848,164	$112,934	$(976,426)	$(19,372)	$(34,897)	$930,403	100,259	$41,171	$7,940

MassMutual Premier Core Bond Fund, Class I	31,249,620	10,976,028	(4,269,348)	684,652	(315,817)	38,325,135	3,568,448	1,100,357	-

MassMutual Premier High Yield Fund, Class I	4,340,714	526,373	(3,229,172)	(1,693)	(227,531)	1,408,691	159,174	241,225	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	10,110,792	1,433,825	(3,070,180)	16,013	(133,350)	8,357,100	823,360	310,782	-

MassMutual Premier International Equity Fund, Class I	3,408,438	398,761	(1,659,266)	(113,825)	(247,253)	1,786,855	153,115	26,578	101,745

MassMutual Premier Short-Duration Bond Fund, Class I	24,283,978	3,591,205	(3,461,574)	(359,141)	(129,130)	23,925,338	2,368,845	961,419	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	2,785,660	416,325	(1,844,092)	(139,529)	136,815	1,355,179	103,370	15,264	-

MassMutual Select Blue Chip Growth Fund, Class I	3,045,821	842,473	(1,054,453)	(129,898)	(9,103)	2,694,840	122,049	13,505	155,699

MassMutual Select Diversified Value Fund, Class I	2,989,442	1,070,667	(876,777)	(265,733)	(224,221)	2,693,378	246,421	56,910	358,969

MassMutual Select Equity Opportunities Fund, Class I	2,155,513	585,389	(614,247)	(129,290)	(26,858)	1,970,507	117,153	32,100	163,431

MassMutual Select Fundamental Growth Fund, Class I	1,663,064	662,544	(530,101)	(273,042)	(39,806)	1,482,659	194,065	8,742	296,635

MassMutual Select Fundamental Value Fund, Class I	2,709,604	1,091,462	(956,263)	(232,806)	(186,943)	2,425,054	246,198	52,288	262,611

MassMutual Select Growth Opportunities Fund, Class I	1,113,904	472,870	(358,589)	(181,814)	(59,216)	987,155	99,813	-	231,074

MassMutual Select Mid Cap Growth Fund, Class I	1,799,407	446,134	(715,696)	(142,405)	(34,631)	1,352,809	61,047	758	157,618

MassMutual Select Mid-Cap Value Fund, Class I	1,764,407	536,492	(628,205)	(140,038)	(185,700)	1,346,956	115,718	23,066	216,408

MassMutual Select Overseas Fund, Class I	6,815,653	1,370,066	(3,678,191)	(720,452)	(220,790)	3,566,286	445,786	91,337	467,568

MassMutual Select Small Cap Growth Equity Fund, Class I	869,095	390,298	(411,245)	(153,001)	(68,669)	626,478	42,187	-	141,745

MassMutual Select Small Cap Value Equity Fund, Class I	1,194,747	849,228	(381,788)	(274,028)	(257,192)	1,130,967	104,622	4,571	354,783

MassMutual Select Strategic Bond Fund, Class I	23,145,652	8,731,447	(3,222,951)	730,373	(31,722)	29,352,799	2,830,550	676,445	-

MassMutual Select Total Return Bond Fund, Class I	23,148,301	10,366,001	(2,514,515)	665,241	(136,004)	31,529,024	3,227,126	741,353	-

MM Select Equity Asset Fund, Class I	13,637,476	8,099,426	(4,834,656)	(2,987,959)	(1,736,818)	12,177,469	1,628,004	554,508	3,942,544

Oppenheimer International Bond Fund, Class I**	8,814,647	3,468,996	(530,291)	67,146	(51,624)	11,768,874	2,155,471	275,389	-

Oppenheimer Real Estate Fund, Class I**	2,815,828	200,510	(1,640,461)	51,190	(85,759)	1,341,308	51,450	28,662	71,778

	$175,709,927	$56,639,454	$(41,458,487)	$(4,049,411)	$(4,306,219)	$182,535,264		$5,256,430	$6,930,548

95

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund

Barings Global Floating Rate Fund, Class Y*	$1,531,767	$55,239	$(916,772)	$(12,718)	$(35,299)	$622,217	67,049	$30,042	$6,213

MassMutual Premier Core Bond Fund, Class I	21,748,711	6,535,586	(3,522,093)	474,272	(248,430)	24,988,046	2,326,634	684,972	-

MassMutual Premier High Yield Fund, Class I	3,573,132	264,060	(2,686,452)	4,079	(218,332)	936,487	105,818	188,077	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	7,153,119	1,054,397	(2,575,351)	20,339	(107,424)	5,545,080	546,313	209,482	-

MassMutual Premier International Equity Fund, Class I	8,779,910	827,889	(2,241,861)	(735,160)	(201,397)	6,429,381	550,932	80,752	309,132

MassMutual Premier Short-Duration Bond Fund, Class I	16,983,023	1,754,760	(2,733,357)	(231,091)	(65,375)	15,707,960	1,555,244	598,745	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,539,981	726,697	(3,490,466)	(474,644)	579,639	4,881,207	372,327	49,227	-

MassMutual Select Blue Chip Growth Fund, Class I	8,769,235	2,604,335	(1,402,420)	(737,953)	359,038	9,592,235	434,431	42,965	495,334

MassMutual Select Diversified Value Fund, Class I	8,605,501	3,044,283	(545,809)	(1,486,709)	(54,966)	9,562,300	874,867	181,406	1,144,262

MassMutual Select Equity Opportunities Fund, Class I	6,224,165	1,588,834	(375,304)	(429,475)	(29,786)	6,978,434	414,889	102,018	519,399

MassMutual Select Fundamental Growth Fund, Class I	4,794,428	1,920,361	(536,178)	(905,395)	(34,461)	5,238,755	685,701	27,777	942,443

MassMutual Select Fundamental Value Fund, Class I	7,792,767	3,167,121	(944,585)	(1,155,986)	(165,783)	8,693,534	882,592	166,252	834,992

MassMutual Select Growth Opportunities Fund, Class I	3,213,341	1,446,600	(438,492)	(699,791)	(37,737)	3,483,921	352,267	-	732,213

MassMutual Select Mid Cap Growth Fund, Class I	4,883,073	1,254,497	(965,845)	(415,193)	99,174	4,855,706	219,120	1,954	406,481

MassMutual Select Mid-Cap Value Fund, Class I	4,789,585	1,621,436	(826,429)	(589,545)	(159,988)	4,835,059	415,383	59,753	560,597

MassMutual Select Overseas Fund, Class I	17,537,793	3,401,736	(5,484,433)	(2,804,653)	196,261	12,846,704	1,605,838	278,772	1,427,071

MassMutual Select Small Cap Growth Equity Fund, Class I	2,367,223	1,086,741	(554,509)	(558,011)	49,286	2,390,730	160,992	-	365,201

MassMutual Select Small Cap Value Equity Fund, Class I	3,251,140	2,693,766	(212,097)	(1,264,433)	(76,964)	4,391,412	406,236	11,764	912,979

MassMutual Select Strategic Bond Fund, Class I	16,141,427	5,214,797	(2,635,221)	452,084	(18,171)	19,154,916	1,847,147	420,378	-

MassMutual Select Total Return Bond Fund, Class I	16,144,511	6,650,493	(2,524,761)	465,376	(136,231)	20,599,388	2,108,433	460,750	-

MM Select Equity Asset Fund, Class I	39,215,200	24,694,228	(5,539,064)	(12,945,318)	(1,903,849)	43,521,197	5,818,342	1,763,904	12,541,339

Oppenheimer International Bond Fund, Class I**	6,238,129	2,253,596	(683,056)	50,323	(50,782)	7,808,210	1,430,075	182,636	-

Oppenheimer Real Estate Fund, Class I**	7,658,086	367,695	(3,262,926)	158,591	(107,415)	4,814,031	184,658	81,842	186,320

	$224,935,247	$74,229,147	$(45,097,481)	$(23,821,011)	$(2,368,992)	$227,876,910		$5,623,468	$21,383,976

MM RetireSMART Moderate Growth Fund

Barings Global Floating Rate Fund, Class Y*	$602,643	$35,796	$(332,049)	$(14,989)	$(3,686)	$287,715	31,004	$11,964	$2,425

MassMutual Premier Core Bond Fund, Class I	7,942,267	4,799,625	(1,479,830)	159,475	(48,778)	11,372,759	1,058,916	249,887	-

MassMutual Premier High Yield Fund, Class I	1,403,168	188,381	(1,061,756)	(4,598)	(77,932)	447,263	50,538	73,999	-

96

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund (Continued)

MassMutual Premier Inflation-Protected and Income Fund, Class I	$2,642,311	$790,103	$(803,328)	$3,695	$(27,514)	$2,605,267	256,677	$77,291	$-

MassMutual Premier International Equity Fund, Class I	10,007,630	1,223,277	(2,750,496)	(895,141)	(152,888)	7,432,382	636,879	92,505	354,123

MassMutual Premier Short-Duration Bond Fund, Class I	6,207,939	2,192,793	(1,034,928)	(92,214)	(6,346)	7,267,244	719,529	219,235	-

MassMutual Premier Strategic Emerging Markets Fund, Class I	8,873,578	1,100,655	(2,584,848)	(246,831)	383,682	7,526,236	574,084	58,063	-

MassMutual Select Blue Chip Growth Fund, Class I	10,594,553	2,600,037	(2,239,323)	(1,105,611)	551,586	10,401,242	471,071	51,831	597,550

MassMutual Select Diversified Value Fund, Class I	10,381,093	3,167,388	(1,278,686)	(1,623,780)	(289,315)	10,356,700	947,548	218,962	1,381,141

MassMutual Select Equity Opportunities Fund, Class I	7,586,300	1,625,553	(1,048,054)	(417,618)	(193,200)	7,552,981	449,048	122,809	625,250

MassMutual Select Fundamental Growth Fund, Class I	5,809,729	2,109,599	(1,050,841)	(1,160,383)	(35,288)	5,672,816	742,515	33,488	1,136,216

MassMutual Select Fundamental Value Fund, Class I	9,394,323	3,176,732	(1,527,309)	(1,300,262)	(327,103)	9,416,381	955,978	200,608	1,007,542

MassMutual Select Growth Opportunities Fund, Class I	3,898,342	1,582,594	(761,765)	(834,448)	(94,537)	3,790,186	383,234	-	884,485

MassMutual Select Mid Cap Growth Fund, Class I	5,766,381	1,511,235	(1,267,123)	(512,887)	135,182	5,632,788	254,187	2,305	479,584

MassMutual Select Mid-Cap Value Fund, Class I	5,633,699	1,961,210	(1,102,501)	(737,346)	(146,344)	5,608,718	481,849	70,350	660,014

MassMutual Select Overseas Fund, Class I	19,959,920	4,228,076	(6,376,808)	(3,106,987)	173,353	14,877,554	1,859,694	319,153	1,633,785

MassMutual Select Small Cap Growth Equity Fund, Class I	2,785,501	1,849,156	(761,338)	(592,517)	78,297	3,359,099	226,202	-	432,612

MassMutual Select Small Cap Value Equity Fund, Class I	3,834,119	4,509,758	(612,631)	(1,324,690)	(223,981)	6,182,575	571,931	13,897	1,078,497

MassMutual Select Strategic Bond Fund, Class I	5,902,807	3,759,645	(1,142,447)	214,066	(32,838)	8,701,233	839,077	153,852	-

MassMutual Select Total Return Bond Fund, Class I	5,903,550	4,444,024	(1,144,462)	206,463	(64,652)	9,344,923	956,492	168,629	-

MM Select Equity Asset Fund, Class I	47,395,370	26,925,336	(8,897,869)	(15,097,957)	(3,185,464)	47,139,416	6,302,061	2,129,645	15,141,761

Oppenheimer International Bond Fund, Class I**	2,481,076	1,631,696	(446,519)	20,374	(21,650)	3,664,977	671,241	74,943	-

Oppenheimer Real Estate Fund, Class I**	9,032,750	703,912	(4,212,082)	194,834	(135,049)	5,584,365	214,207	96,386	219,697

	$194,039,049	$76,116,581	$(43,916,993)	$(28,269,352)	$(3,744,465)	$194,224,820		$4,439,802	$25,634,682

MM RetireSMART Growth Fund

Barings Global Floating Rate Fund, Class Y*	$37,808	$25,833	$(4,213)	$(587)	$81	$58,922	6,349	$1,175	$149

MassMutual Premier Core Bond Fund, Class I	478,300	397,520	(198,865)	15,041	(8,010)	683,986	63,686	14,971	-

MassMutual Premier High Yield Fund, Class I	87,903	55,546	(133,485)	(1,148)	(1,644)	7,172	810	4,472	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	352,741	62,188	(175,687)	150	(5,025)	234,367	23,090	9,939	-

MassMutual Premier International Equity Fund, Class I	5,766,747	876,016	(1,515,362)	(426,159)	(169,651)	4,531,591	388,311	51,063	195,475

97

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund (Continued)

MassMutual Premier Short-Duration Bond Fund, Class I	$381,217	$330,792	$(170,422)	$(389)	$(2,671)	$538,527	53,319	$13,024	$-

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,131,159	913,083	(1,518,128)	(118,143)	184,402	4,592,373	350,295	32,494	-

MassMutual Select Blue Chip Growth Fund, Class I	6,127,091	1,678,635	(1,202,740)	(606,203)	280,397	6,277,180	284,293	29,161	336,192

MassMutual Select Diversified Value Fund, Class I	5,975,217	1,962,359	(614,815)	(897,458)	(180,291)	6,245,012	571,364	122,156	770,529

MassMutual Select Equity Opportunities Fund, Class I	4,370,544	962,399	(436,183)	(271,628)	(70,207)	4,554,925	270,804	68,528	348,894

MassMutual Select Fundamental Growth Fund, Class I	3,353,819	1,240,593	(496,782)	(658,748)	(11,742)	3,427,140	448,579	18,642	632,516

MassMutual Select Fundamental Value Fund, Class I	5,432,604	1,976,469	(804,447)	(747,075)	(187,776)	5,669,775	575,612	112,922	567,140

MassMutual Select Growth Opportunities Fund, Class I	2,246,372	930,715	(369,537)	(490,478)	(35,372)	2,281,700	230,708	-	492,592

MassMutual Select Mid Cap Growth Fund, Class I	3,326,592	878,379	(559,290)	(261,487)	42,922	3,427,116	154,653	1,284	267,050

MassMutual Select Mid-Cap Value Fund, Class I	3,263,696	1,160,520	(509,145)	(426,475)	(75,950)	3,412,646	293,183	39,164	367,433

MassMutual Select Overseas Fund, Class I	11,536,896	2,937,646	(3,736,882)	(1,783,021)	112,611	9,067,250	1,133,406	178,740	914,990

MassMutual Select Small Cap Growth Equity Fund, Class I	1,607,627	1,183,025	(350,277)	(295,781)	13,058	2,157,652	145,296	-	240,406

MassMutual Select Small Cap Value Equity Fund, Class I	2,208,162	2,901,233	(257,213)	(757,207)	(114,057)	3,980,918	368,263	7,735	600,298

MassMutual Select Strategic Bond Fund, Class I	363,350	282,054	(140,370)	15,670	(4,406)	516,298	49,788	9,216	-

MassMutual Select Total Return Bond Fund, Class I	363,425	331,446	(140,874)	8,462	(58)	562,401	57,564	10,101	-

MM Select Equity Asset Fund, Class I	27,399,410	15,840,827	(4,471,293)	(9,023,024)	(1,339,579)	28,406,341	3,797,639	1,198,650	8,522,389

Oppenheimer International Bond Fund, Class I**	152,560	213,598	(38,139)	5,115	(3,248)	329,886	60,419	6,215	-

Oppenheimer Real Estate Fund, Class I**	5,200,871	509,384	(2,342,293)	124,643	(95,035)	3,397,570	130,325	54,901	122,258

	$95,164,111	$37,650,260	$(20,186,442)	$(16,595,930)	$(1,671,251)	$94,360,748		$1,984,553	$14,378,311

MM RetireSMART by JPMorgan In Retirement Fund***

Barings Global Floating Rate Fund, Class Y*	$4,576,898	$410,544	$(9,326)	$(39,130)	$(407)	$4,938,579	532,174	$77,447	$8,723

MassMutual Premier Core Bond Fund, Class I	37,798,125	7,296,595	(2,902,660)	1,074,685	(143,997)	43,122,748	4,015,153	508,341	-

MassMutual Premier High Yield Fund, Class I	14,020,912	2,221,030	(1,507,527)	106,851	(44,384)	14,796,882	1,671,964	308,031	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	14,855,205	1,788,790	(2,043,477)	283,818	(122,956)	14,761,380	1,454,323	220,055	-

MassMutual Premier International Equity Fund, Class I	3,275,279	587,424	(638,224)	(10,014)	(91,785)	3,122,680	267,582	16,081	61,559

MassMutual Premier Strategic Emerging Markets Fund, Class I	2,274,910	283,312	(634,324)	26,363	43,404	1,993,665	152,072	6,561	-

MassMutual Select Blue Chip Growth Fund, Class I	3,227,830	555,916	(728,786)	55,280	(333)	3,109,907	140,847	6,887	79,396

98

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund (Continued)

MassMutual Select Diversified Value Fund, Class I	$3,219,083	$611,439	$(543,485)	$(49,333)	$(139,658)	$3,098,046	283,444	$30,325	$191,285

MassMutual Select Equity Opportunities Fund, Class I	2,342,863	356,039	(451,072)	115,599	(110,375)	2,253,054	133,951	16,549	84,253

MassMutual Select Fundamental Growth Fund, Class I	1,760,371	376,514	(366,490)	(38,583)	(36,546)	1,695,266	221,893	4,567	154,931

MassMutual Select Fundamental Value Fund, Class I	2,928,499	567,093	(498,190)	(68,864)	(114,455)	2,814,083	285,694	27,596	138,599

MassMutual Select Growth Opportunities Fund, Class I	1,175,254	297,594	(259,719)	(37,315)	(45,798)	1,130,016	114,258	-	117,281

MassMutual Select Mid Cap Growth Fund, Class I	1,340,377	252,425	(232,718)	2,793	10,518	1,373,395	61,976	253	52,591

MassMutual Select Mid-Cap Value Fund, Class I	1,334,534	288,618	(185,177)	(12,602)	(54,880)	1,370,493	117,740	7,832	73,478

MassMutual Select Overseas Fund, Class I	6,522,294	1,409,516	(1,326,625)	(256,384)	(106,073)	6,242,728	780,341	55,196	282,560

MassMutual Select Small Cap Growth Equity Fund, Class I	840,531	214,970	(290,269)	(43,246)	(13,207)	708,779	47,729	-	57,643

MassMutual Select Small Cap Value Equity Fund, Class I	1,107,548	369,492	(331,874)	(81,182)	(121,573)	942,411	87,180	1,819	141,196

MassMutual Select Strategic Bond Fund, Class I	12,753,831	2,635,060	(979,790)	438,282	(28,293)	14,819,090	1,429,035	142,281	-

MassMutual Select Total Return Bond Fund, Class I	12,750,999	2,698,218	(996,216)	420,498	(69,667)	14,803,832	1,515,234	155,237	-

MM Select Equity Asset Fund, Class I	14,656,131	4,309,556	(2,824,951)	(940,228)	(1,114,058)	14,086,450	1,883,215	291,102	2,069,729

	$142,761,474	$27,530,145	$(17,750,900)	$947,288	$(2,304,523)	$151,183,484		$1,876,160	$3,513,224

MM RetireSMART by JPMorgan 2020 Fund

Barings Global Floating Rate Fund, Class Y*	$6,695,711	$1,515,545	$(727,162)	$(171,305)	$(5,266)	$7,307,523	787,449	$171,708	$27,730

MassMutual Premier Core Bond Fund, Class I	75,372,544	20,144,765	(15,047,025)	1,360,684	(514,836)	81,316,132	7,571,334	2,372,760	-

MassMutual Premier High Yield Fund, Class I	30,040,310	5,052,797	(7,284,764)	(851,365)	(213,638)	26,743,340	3,021,846	1,367,805	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	23,664,617	1,888,306	(3,505,086)	(59,142)	(142,087)	21,846,608	2,152,375	681,302	-

MassMutual Premier International Equity Fund, Class I	10,841,798	1,635,728	(3,660,450)	(1,088,427)	(170,822)	7,557,827	647,629	102,283	391,553

MassMutual Premier Strategic Emerging Markets Fund, Class I	8,402,804	391,828	(3,630,948)	(349,331)	308,609	5,122,962	390,767	44,989	-

MassMutual Select Blue Chip Growth Fund, Class I	9,938,151	1,733,807	(3,794,855)	(1,443,302)	803,762	7,237,563	327,788	41,976	483,940

MassMutual Select Diversified Value Fund, Class I	9,952,418	1,930,847	(2,892,163)	(1,048,663)	(715,672)	7,226,767	661,186	186,046	1,173,529

MassMutual Select Equity Opportunities Fund, Class I	7,239,254	892,843	(2,264,643)	(329,557)	(282,738)	5,255,159	312,435	101,605	517,299

MassMutual Select Fundamental Growth Fund, Class I	5,429,336	1,374,198	(1,705,687)	(1,109,164)	(34,058)	3,954,625	517,621	28,084	952,872

MassMutual Select Fundamental Value Fund, Class I	9,046,161	1,810,492	(2,816,811)	(834,754)	(656,430)	6,548,658	664,838	168,391	845,737

MassMutual Select Growth Opportunities Fund, Class I	3,608,232	1,177,572	(1,311,577)	(772,248)	(66,127)	2,635,852	266,517	-	718,081

99

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)

MassMutual Select Mid Cap Growth Fund, Class I	$4,021,309	$811,210	$(1,305,674)	$(454,809)	$113,925	$3,185,961	143,771	$1,553	$322,962

MassMutual Select Mid-Cap Value Fund, Class I	4,025,641	996,551	(1,167,005)	(412,921)	(263,016)	3,179,250	273,131	48,310	453,242

MassMutual Select Overseas Fund, Class I	21,676,991	4,899,818	(8,104,676)	(3,786,027)	392,569	15,078,675	1,884,834	348,911	1,786,117

MassMutual Select Small Cap Growth Equity Fund, Class I	2,928,831	827,396	(1,488,788)	(641,034)	53,728	1,680,133	113,140	-	354,715

MassMutual Select Small Cap Value Equity Fund, Class I	3,856,852	1,483,358	(1,787,734)	(677,076)	(641,213)	2,234,187	206,678	11,184	867,900

MassMutual Select Strategic Bond Fund, Class I	24,613,339	7,851,640	(5,240,013)	780,043	(79,156)	27,925,853	2,692,946	663,319	-

MassMutual Select Total Return Bond Fund, Class I	24,637,897	7,968,101	(5,200,064)	747,505	(256,456)	27,896,983	2,855,372	723,708	-

MM Select Equity Asset Fund, Class I	45,342,602	18,684,574	(15,175,127)	(11,099,866)	(4,988,621)	32,763,562	4,380,155	1,775,787	12,625,829

	$331,334,798	$83,071,376	$(88,110,252)	$(22,240,759)	$(7,357,543)	$296,697,620		$8,839,721	$21,521,506

MM RetireSMART by JPMorgan 2025 Fund

Barings Global Floating Rate Fund, Class Y*	$1,137,446	$638,814	$(97,850)	$(32,922)	$4,723	$1,650,211	177,824	$33,054	$4,764

MassMutual Premier Core Bond Fund, Class I	45,886,542	13,864,012	(9,250,213)	818,315	(267,146)	51,051,510	4,753,399	1,469,677	-

MassMutual Premier High Yield Fund, Class I	18,132,036	2,868,065	(4,896,812)	(543,077)	(111,698)	15,448,514	1,745,595	813,787	-

MassMutual Premier Inflation-Protected and Income Fund, Class I	3,974,791	1,618,350	(716,391)	13,165	(13,139)	4,876,776	480,471	115,117	-

MassMutual Premier International Equity Fund, Class I	9,501,569	1,622,685	(2,357,432)	(971,465)	(75,531)	7,719,826	661,510	91,430	350,008

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,499,744	615,441	(2,548,838)	(242,368)	290,435	5,614,414	428,254	42,769	-

MassMutual Select Blue Chip Growth Fund, Class I	8,497,874	1,700,550	(2,663,808)	(1,160,322)	678,313	7,052,607	319,412	36,585	421,775

MassMutual Select Diversified Value Fund, Class I	8,500,930	1,894,052	(1,876,874)	(1,062,468)	(429,133)	7,026,507	642,864	161,637	1,019,557

MassMutual Select Equity Opportunities Fund, Class I	6,162,777	906,658	(1,463,528)	(374,957)	(115,011)	5,115,939	304,158	88,232	449,212

MassMutual Select Fundamental Growth Fund, Class I	4,637,452	1,264,534	(1,108,435)	(939,419)	(4,255)	3,849,877	503,911	24,373	826,970

MassMutual Select Fundamental Value Fund, Class I	7,724,650	1,851,017	(1,921,645)	(915,619)	(349,253)	6,389,150	648,645	146,746	737,023

MassMutual Select Growth Opportunities Fund, Class I	3,082,218	1,074,720	(889,382)	(687,773)	(13,841)	2,565,942	259,448	-	625,226

MassMutual Select Mid Cap Growth Fund, Class I	3,488,254	740,309	(867,276)	(352,807)	84,257	3,092,737	139,564	1,365	283,813

MassMutual Select Mid-Cap Value Fund, Class I	3,491,358	917,030	(751,089)	(436,160)	(134,989)	3,086,150	265,133	42,264	396,524

MassMutual Select Overseas Fund, Class I	19,630,356	4,930,892	(6,137,470)	(3,271,902)	289,360	15,441,236	1,930,155	315,020	1,612,622

MassMutual Select Small Cap Growth Equity Fund, Class I	2,427,722	717,519	(1,004,577)	(570,209)	91,374	1,661,829	111,908	-	310,611

MassMutual Select Small Cap Value Equity Fund, Class I	3,191,468	1,225,062	(1,079,403)	(734,356)	(393,406)	2,209,365	204,382	9,830	762,929

MassMutual Select Strategic Bond Fund, Class I	14,952,756	5,325,762	(3,136,208)	506,999	(59,845)	17,589,464	1,696,187	410,306	-

100

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)

MassMutual Select Total Return Bond Fund, Class I	$14,967,603	$5,401,253	$(3,113,462)	$449,216	$(133,454)	$17,571,156	1,798,481	$447,657	$-

MM Select Equity Asset Fund, Class I	38,717,965	17,094,658	(10,116,507)	(10,926,463)	(2,813,430)	31,956,223	4,272,222	1,547,028	10,999,353

	$225,605,511	$66,271,383	$(55,997,200)	$(21,434,592)	$(3,475,669)	$210,969,433		$5,796,877	$18,800,387

MM RetireSMART by JPMorgan 2030 Fund

MassMutual Premier Core Bond Fund, Class I	$65,615,371	$17,323,482	$(10,926,887)	$1,055,661	$(288,426)	$72,779,201	6,776,462	$2,102,645	$-

MassMutual Premier High Yield Fund, Class I	27,482,386	2,605,350	(7,420,551)	(868,655)	(123,565)	21,674,965	2,449,149	1,177,924	-

MassMutual Premier International Equity Fund, Class I	20,312,911	2,826,342	(3,131,911)	(2,081,446)	(84,931)	17,840,965	1,528,789	195,581	748,709

MassMutual Premier Strategic Emerging Markets Fund, Class I	16,183,924	843,637	(3,835,135)	(291,789)	481,878	13,382,515	1,020,787	94,038	-

MassMutual Select Blue Chip Growth Fund, Class I	17,911,626	3,135,872	(4,237,446)	(2,098,973)	1,155,257	15,866,336	718,584	77,138	889,299

MassMutual Select Diversified Value Fund, Class I	17,937,389	3,447,730	(2,440,888)	(2,577,759)	(525,201)	15,841,271	1,449,339	340,193	2,145,857

MassMutual Select Equity Opportunities Fund, Class I	12,965,395	1,567,198	(2,013,132)	(867,063)	(118,188)	11,534,210	685,744	185,933	946,631

MassMutual Select Fundamental Growth Fund, Class I	9,797,378	2,244,254	(1,433,036)	(1,959,160)	29,597	8,679,033	1,135,999	51,246	1,738,753

MassMutual Select Fundamental Value Fund, Class I	16,301,984	3,524,444	(2,809,580)	(2,295,666)	(347,356)	14,373,826	1,459,272	309,370	1,553,798

MassMutual Select Growth Opportunities Fund, Class I	6,511,508	1,993,350	(1,265,237)	(1,451,058)	(3,496)	5,785,067	584,941	-	1,317,530

MassMutual Select Mid Cap Growth Fund, Class I	7,424,354	1,203,487	(1,138,909)	(653,775)	117,984	6,953,141	313,770	2,875	598,112

MassMutual Select Mid-Cap Value Fund, Class I	7,420,412	1,635,973	(930,466)	(1,170,515)	(16,968)	6,938,436	596,086	89,069	835,629

MassMutual Select Overseas Fund, Class I	45,584,682	10,176,560	(10,967,453)	(7,426,759)	563,374	37,930,404	4,741,301	739,324	3,784,694

MassMutual Select Small Cap Growth Equity Fund, Class I	5,039,432	1,075,576	(1,375,645)	(1,143,709)	170,674	3,766,328	253,625	-	656,450

MassMutual Select Small Cap Value Equity Fund, Class I	6,617,977	2,401,066	(1,639,140)	(1,978,878)	(380,533)	5,020,492	464,430	20,749	1,610,222

MassMutual Select Strategic Bond Fund, Class I	21,162,917	7,219,130	(3,783,386)	730,208	(95,070)	25,233,799	2,433,346	587,789	-

MassMutual Select Total Return Bond Fund, Class I	21,184,077	7,325,522	(3,750,912)	567,648	(118,700)	25,207,635	2,580,106	641,294	-

MM Select Equity Asset Fund, Class I	81,711,049	33,981,761	(15,059,034)	(24,618,680)	(4,102,098)	71,912,998	9,614,037	3,262,406	23,195,672

	$407,164,772	$104,530,734	$(78,158,748)	$(49,130,368)	$(3,685,768)	$380,720,622		$9,877,574	$40,021,356

MM RetireSMART by JPMorgan 2035 Fund

MassMutual Premier Core Bond Fund, Class I	$19,013,397	$7,481,475	$(4,220,917)	$380,670	$(138,534)	$22,516,091	2,096,470	$665,782	$-

MassMutual Premier High Yield Fund, Class I	13,402,583	1,055,490	(7,224,069)	(268,156)	(225,240)	6,740,608	761,651	467,494	-

MassMutual Premier International Equity Fund, Class I	9,871,543	1,391,330	(1,948,702)	(1,010,511)	(67,490)	8,236,170	705,756	92,168	352,829

MassMutual Premier Strategic Emerging Markets Fund, Class I	7,541,493	491,153	(2,499,637)	(240,973)	263,190	5,555,226	423,740	38,459	-

101

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2035 Fund (Continued)

MassMutual Select Blue Chip Growth Fund, Class I	$9,264,411	$1,599,249	$(2,190,893)	$(1,098,205)	$605,536	$8,180,098	370,475	$39,042	$450,111

MassMutual Select Diversified Value Fund, Class I	9,259,025	1,819,907	(1,335,944)	(1,341,627)	(251,607)	8,149,754	745,632	172,693	1,089,301

MassMutual Select Equity Opportunities Fund, Class I	6,704,380	849,521	(1,120,616)	(424,828)	(82,686)	5,925,771	352,305	94,353	480,378

MassMutual Select Fundamental Growth Fund, Class I	5,061,106	1,212,387	(820,257)	(1,032,171)	40,489	4,461,554	583,973	25,979	881,461

MassMutual Select Fundamental Value Fund, Class I	8,432,715	1,901,965	(1,571,203)	(1,166,569)	(188,943)	7,407,965	752,078	156,621	786,619

MassMutual Select Growth Opportunities Fund, Class I	3,363,758	1,029,965	(670,903)	(755,676)	10,008	2,977,152	301,027	-	667,207

MassMutual Select Mid Cap Growth Fund, Class I	3,697,728	593,670	(543,138)	(319,284)	52,625	3,481,601	157,112	1,434	298,328

MassMutual Select Mid-Cap Value Fund, Class I	3,695,451	846,476	(473,401)	(536,277)	(57,612)	3,474,637	298,508	44,425	416,793

MassMutual Select Overseas Fund, Class I	23,101,048	4,999,606	(6,431,314)	(3,729,659)	252,499	18,192,180	2,274,022	358,918	1,837,342

MassMutual Select Small Cap Growth Equity Fund, Class I	2,810,653	692,935	(1,154,321)	(650,857)	120,337	1,818,747	122,475	-	327,917

MassMutual Select Small Cap Value Equity Fund, Class I	3,695,080	1,309,065	(1,358,616)	(904,037)	(323,200)	2,418,292	223,709	10,351	803,278

MassMutual Select Strategic Bond Fund, Class I	5,520,901	3,939,553	(1,487,730)	255,661	(41,831)	8,186,554	789,446	184,399	-

MassMutual Select Total Return Bond Fund, Class I	5,526,382	3,964,538	(1,467,613)	213,019	(58,293)	8,178,033	837,056	201,182	-

MM Select Equity Asset Fund, Class I	42,255,620	17,172,225	(7,775,132)	(13,235,230)	(1,385,615)	37,031,868	4,950,785	1,651,273	11,740,532

	$182,217,274	$52,350,510	$(44,294,406)	$(25,864,710)	$(1,476,367)	$162,932,301		$4,204,573	$20,132,096

MM RetireSMART by JPMorgan 2040 Fund

MassMutual Premier Core Bond Fund, Class I	$15,563,025	$7,810,568	$(3,171,738)	$314,227	$(103,752)	$20,412,330	1,900,589	$594,356	$-

MassMutual Premier High Yield Fund, Class I	18,004,679	1,458,972	(11,058,745)	(291,415)	(397,007)	7,716,484	871,919	610,518	-

MassMutual Premier International Equity Fund, Class I	15,234,557	2,219,033	(2,050,750)	(1,539,026)	(45,587)	13,818,227	1,184,081	142,752	546,471

MassMutual Premier Strategic Emerging Markets Fund, Class I	11,714,211	1,015,372	(3,233,676)	(249,566)	354,804	9,601,145	732,353	61,385	-

MassMutual Select Blue Chip Growth Fund, Class I	14,091,327	2,613,343	(2,664,016)	(1,454,489)	779,520	13,365,685	605,330	59,482	685,747

MassMutual Select Diversified Value Fund, Class I	14,125,950	2,796,531	(1,205,708)	(2,196,788)	(186,394)	13,333,591	1,219,908	262,555	1,656,129

MassMutual Select Equity Opportunities Fund, Class I	10,208,710	1,481,247	(1,259,056)	(717,378)	(11,345)	9,702,178	576,824	143,386	730,020

MassMutual Select Fundamental Growth Fund, Class I	7,705,827	1,953,854	(890,069)	(1,559,625)	90,831	7,300,818	955,605	39,636	1,344,809

MassMutual Select Fundamental Value Fund, Class I	12,808,912	3,119,179	(1,796,023)	(1,927,446)	(103,895)	12,100,727	1,228,500	238,571	1,198,208

MassMutual Select Growth Opportunities Fund, Class I	5,121,265	1,592,773	(734,746)	(1,154,931)	42,013	4,866,374	492,050	-	1,017,978

MassMutual Select Mid Cap Growth Fund , Class I	5,681,595	953,665	(526,627)	(441,823)	60,282	5,727,092	258,443	2,201	457,820

102

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)

MassMutual Select Mid-Cap Value Fund, Class I	$5,679,110	$1,324,442	$(395,447)	$(878,407)	$(14,733)	$5,714,965	490,976	$68,175	$639,612

MassMutual Select Overseas Fund, Class I	36,729,726	8,238,257	(7,342,646)	(5,801,640)	427,294	32,250,991	4,031,374	577,079	2,954,142

MassMutual Select Small Cap Growth Equity Fund, Class I	4,226,676	1,062,542	(1,475,143)	(976,806)	194,754	3,032,023	204,177	-	500,322

MassMutual Select Small Cap Value Equity Fund, Class I	5,575,847	1,985,794	(1,685,911)	(1,558,888)	(301,851)	4,014,991	371,415	15,854	1,230,355

MassMutual Select Strategic Bond Fund, Class I	3,899,377	4,776,333	(1,100,752)	230,391	(31,572)	7,773,777	749,641	160,465	-

MassMutual Select Total Return Bond Fund, Class I	3,903,265	4,799,997	(1,083,724)	170,809	(24,654)	7,765,693	794,851	175,070	-

MM Select Equity Asset Fund, Class I	64,219,677	27,494,049	(9,210,010)	(20,750,700)	(1,245,270)	60,507,746	8,089,271	2,516,046	17,889,056

	$254,493,736	$76,695,951	$(50,884,787)	$(40,783,501)	$(516,562)	$239,004,837		$5,667,531	$30,850,669

MM RetireSMART by JPMorgan 2045 Fund

MassMutual Premier Core Bond Fund, Class I	$4,805,340	$3,011,098	$(2,231,152)	$121,216	$(87,457)	$5,619,045	523,188	$195,890	$-

MassMutual Premier High Yield Fund, Class I	7,635,664	707,288	(5,396,988)	(86,334)	(222,061)	2,637,569	298,030	253,876	-

MassMutual Premier International Equity Fund, Class I	6,810,150	1,253,377	(974,459)	(670,351)	(28,940)	6,389,777	547,539	63,319	242,393

MassMutual Premier Strategic Emerging Markets Fund, Class I	5,253,426	751,187	(1,560,755)	(132,809)	192,633	4,503,682	343,530	27,495	-

MassMutual Select Blue Chip Growth Fund, Class I	6,287,258	1,438,501	(1,314,912)	(681,124)	397,805	6,127,528	277,515	26,337	303,637

MassMutual Select Diversified Value Fund, Class I	6,288,788	1,580,184	(720,158)	(928,367)	(115,749)	6,104,698	558,527	115,935	731,287

MassMutual Select Equity Opportunities Fund, Class I	4,557,175	887,225	(691,453)	(317,172)	6,348	4,442,123	264,098	63,317	322,359

MassMutual Select Fundamental Growth Fund, Class I	3,430,621	1,058,260	(508,504)	(690,361)	52,650	3,342,666	437,522	17,502	593,833

MassMutual Select Fundamental Value Fund, Class I	5,715,106	1,662,254	(934,711)	(840,976)	(54,053)	5,547,620	563,210	105,642	530,581

MassMutual Select Growth Opportunities Fund, Class I	2,279,973	801,211	(365,421)	(507,594)	19,974	2,228,143	225,293	-	450,562

MassMutual Select Mid Cap Growth Fund, Class I	2,539,247	566,263	(321,614)	(197,791)	36,135	2,622,240	118,332	974	202,632

MassMutual Select Mid-Cap Value Fund, Class I	2,516,880	733,646	(243,777)	(376,402)	(13,708)	2,616,639	224,797	30,106	282,449

MassMutual Select Overseas Fund, Class I	16,646,919	4,377,581	(3,296,537)	(2,646,546)	251,915	15,333,332	1,916,666	260,030	1,331,127

MassMutual Select Small Cap Growth Equity Fund, Class I	1,873,927	519,928	(656,335)	(444,563)	102,792	1,395,749	93,990	-	222,577

MassMutual Select Small Cap Value Equity Fund, Class I	2,458,466	948,334	(731,700)	(700,897)	(121,007)	1,853,196	171,433	7,017	544,540

MassMutual Select Strategic Bond Fund, Class I	1,022,710	1,687,412	(486,651)	70,323	(15,116)	2,278,678	219,738	52,035	-

MassMutual Select Total Return Bond Fund, Class I	1,023,725	1,682,040	(468,400)	40,748	(1,815)	2,276,298	232,989	56,771	-

MM Select Equity Asset Fund, Class I	28,653,283	13,527,828	(4,759,115)	(9,261,727)	(420,507)	27,739,762	3,708,524	1,113,502	7,916,990

	$109,798,658	$37,193,617	$(25,662,642)	$(18,250,727)	$(20,161)	$103,058,745		$2,389,748	$13,674,967

103

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2050 Fund

MassMutual Premier Core Bond Fund, Class I	$6,259,585	$4,021,920	$(2,691,951)	$119,905	$(72,207)	$7,637,252	711,104	$258,916	$-

MassMutual Premier High Yield Fund, Class I	9,960,713	971,388	(6,950,112)	(121,708)	(279,509)	3,580,772	404,607	335,716	-

MassMutual Premier International Equity Fund, Class I	8,890,957	1,739,753	(1,047,492)	(872,408)	(27,154)	8,683,656	744,101	83,641	320,190

MassMutual Premier Strategic Emerging Markets Fund, Class I	6,858,264	1,042,782	(1,877,832)	(100,604)	197,420	6,120,030	466,821	36,407	-

MassMutual Select Blue Chip Growth Fund, Class I	8,192,827	1,974,876	(1,486,521)	(759,948)	407,928	8,329,162	377,227	34,783	400,998

MassMutual Select Diversified Value Fund, Class I	8,204,531	2,179,075	(729,307)	(1,254,108)	(111,249)	8,288,942	758,366	153,368	967,404

MassMutual Select Equity Opportunities Fund, Class I	5,940,236	1,247,981	(757,180)	(380,726)	(18,828)	6,031,483	358,590	83,760	426,441

MassMutual Select Fundamental Growth Fund, Class I	4,475,674	1,404,326	(513,381)	(868,230)	40,077	4,538,466	594,040	23,101	783,824

MassMutual Select Fundamental Value Fund, Class I	7,447,264	2,264,662	(1,002,031)	(1,090,378)	(78,489)	7,541,028	765,587	139,514	700,702

MassMutual Select Growth Opportunities Fund, Class I	2,974,515	1,079,641	(394,564)	(650,770)	16,414	3,025,236	305,888	-	594,730

MassMutual Select Mid Cap Growth Fund, Class I	3,312,745	751,913	(299,531)	(238,516)	33,762	3,560,373	160,667	1,286	267,466

MassMutual Select Mid-Cap Value Fund, Class I	3,308,634	967,380	(213,727)	(495,371)	(14,120)	3,552,796	305,223	39,829	373,669

MassMutual Select Overseas Fund, Class I	21,705,590	5,963,649	(3,701,757)	(3,289,961)	184,666	20,862,187	2,607,773	343,705	1,759,467

MassMutual Select Small Cap Growth Equity Fund, Class I	2,444,754	692,464	(797,622)	(551,053)	106,570	1,895,113	127,617	-	293,795

MassMutual Select Small Cap Value Equity Fund, Class I	3,212,712	1,259,511	(877,512)	(927,613)	(150,786)	2,516,312	232,776	9,262	718,781

MassMutual Select Strategic Bond Fund, Class I	1,332,214	2,244,853	(554,347)	91,480	(17,095)	3,097,105	298,660	68,698	-

MassMutual Select Total Return Bond Fund, Class I	1,333,535	2,238,123	(530,268)	52,148	346	3,093,884	316,672	74,951	-

MM Select Equity Asset Fund, Class I	37,337,520	18,290,448	(5,227,253)	(12,380,803)	(312,566)	37,707,346	5,041,089	1,470,523	10,455,409

	$143,192,270	$50,334,745	$(29,652,388)	$(23,718,664)	$(94,820)	$140,061,143		$3,157,460	$18,062,876

MM RetireSMART by JPMorgan 2055 Fund

MassMutual Premier Core Bond Fund, Class I	$1,921,511	$1,324,071	$(890,784)	$37,684	$(22,514)	$2,369,968	220,667	$81,112	$-

MassMutual Premier High Yield Fund, Class I	3,047,903	350,146	(2,160,914)	(32,270)	(92,399)	1,112,466	125,702	104,948	-

MassMutual Premier International Equity Fund, Class I	2,718,508	673,884	(422,331)	(265,534)	(10,485)	2,694,042	230,852	26,184	100,236

MassMutual Premier Strategic Emerging Markets Fund, Class I	2,101,886	410,038	(644,721)	(13,690)	45,242	1,898,755	144,833	11,370	-

MassMutual Select Blue Chip Growth Fund, Class I	2,511,689	714,725	(533,954)	(231,935)	123,861	2,584,386	117,046	10,901	125,671

MassMutual Select Diversified Value Fund, Class I	2,510,293	784,234	(296,101)	(362,594)	(61,130)	2,574,702	235,563	47,928	302,319

MassMutual Select Equity Opportunities Fund, Class I	1,820,256	456,855	(280,005)	(82,184)	(41,421)	1,873,501	111,385	26,176	133,265

104

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)

MassMutual Select Fundamental Growth Fund, Class I	$1,372,126	$492,921	$(197,498)	$(257,888)	$120	$1,409,781	184,526	$7,251	$246,020

MassMutual Select Fundamental Value Fund, Class I	2,283,125	796,039	(374,180)	(297,491)	(67,729)	2,339,764	237,539	43,721	219,588

MassMutual Select Growth Opportunities Fund, Class I	911,907	367,571	(142,467)	(187,409)	(9,893)	939,709	95,016	-	186,242

MassMutual Select Mid Cap Growth Fund, Class I	1,015,484	275,171	(122,024)	(74,101)	11,391	1,105,921	49,906	403	83,757

MassMutual Select Mid-Cap Value Fund, Class I	1,014,342	348,011	(100,383)	(143,259)	(15,148)	1,103,563	94,808	12,473	117,015

MassMutual Select Overseas Fund, Class I	6,651,936	2,155,871	(1,379,243)	(969,295)	5,581	6,464,850	808,106	107,715	551,407

MassMutual Select Small Cap Growth Equity Fund, Class I	749,501	239,543	(262,683)	(158,765)	21,058	588,654	39,640	-	92,201

MassMutual Select Small Cap Value Equity Fund, Class I	996,874	418,158	(296,599)	(257,448)	(79,399)	781,586	72,302	2,907	225,575

MassMutual Select Strategic Bond Fund, Class I	408,950	723,069	(194,315)	28,710	(5,323)	961,091	92,680	21,548	-

MassMutual Select Total Return Bond Fund, Class I	409,357	721,037	(186,767)	16,248	209	960,084	98,269	23,508	-

MM Select Equity Asset Fund, Class I	11,446,759	6,173,726	(1,950,931)	(3,327,364)	(642,657)	11,699,533	1,564,109	460,848	3,276,618

	$43,892,407	$17,425,070	$(10,435,900)	$(6,578,585)	$(840,636)	$43,462,356		$988,993	$5,659,914

MM RetireSMART by JPMorgan 2060 Fund

Barings Global Floating Rate Fund, Class Y*	$22	$-	$(22)	$-	$-	$-	-	$-	$-

MassMutual Premier Core Bond Fund, Class I	514,374	325,286	(268,477)	8,715	(7,044)	572,854	53,338	21,546	-

MassMutual Premier High Yield Fund, Class I	818,098	75,828	(589,533)	(8,121)	(27,704)	268,568	30,347	27,872	-

MassMutual Premier International Equity Fund, Class I	729,670	151,655	(147,469)	(64,973)	(17,597)	651,286	55,809	6,936	26,554

MassMutual Premier Strategic Emerging Markets Fund, Class I	562,862	81,360	(186,650)	(24,186)	25,633	459,019	35,013	3,020	-

MassMutual Select Blue Chip Growth Fund, Class I	673,109	173,829	(180,043)	(61,755)	19,618	624,758	28,295	2,889	33,308

MassMutual Select Diversified Value Fund, Class I	673,794	195,156	(125,604)	(76,779)	(44,877)	621,690	56,879	12,697	80,091

MassMutual Select Equity Opportunities Fund, Class I	487,342	110,692	(106,035)	(18,531)	(21,093)	452,375	26,895	6,934	35,305

MassMutual Select Fundamental Growth Fund, Class I	367,563	121,673	(73,117)	(71,624)	(4,103)	340,392	44,554	1,921	65,180

MassMutual Select Fundamental Value Fund, Class I	611,856	192,006	(134,074)	(59,971)	(44,178)	565,639	57,425	11,588	58,201

MassMutual Select Growth Opportunities Fund, Class I	244,279	91,812	(51,586)	(50,492)	(7,111)	226,902	22,943	-	49,342

MassMutual Select Mid Cap Growth Fund , Class I	271,994	67,844	(50,301)	(24,143)	1,646	267,040	12,051	107	22,191

MassMutual Select Mid-Cap Value Fund, Class I	271,721	86,481	(45,450)	(34,693)	(11,588)	266,471	22,893	3,304	31,003

MassMutual Select Overseas Fund, Class I	1,782,113	490,643	(431,470)	(256,315)	(20,132)	1,564,839	195,605	28,542	146,113

105

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)

MassMutual Select Small Cap Growth Equity Fund, Class I	$200,777	$58,300	$(76,640)	$(48,164)	$7,867	$142,140	9,572	$-	$24,375

MassMutual Select Small Cap Value Equity Fund, Class I	263,510	106,348	(88,860)	(66,014)	(26,252)	188,732	17,459	768	59,635

MassMutual Select Strategic Bond Fund, Class I	109,473	181,680	(64,045)	7,288	(2,089)	232,307	22,402	5,710	-

MassMutual Select Total Return Bond Fund, Class I	109,582	181,103	(62,189)	3,865	(295)	232,066	23,753	6,231	-

MM Select Equity Asset Fund, Class I	3,067,623	1,553,630	(690,419)	(851,163)	(251,308)	2,828,363	378,123	122,146	868,445

	$11,759,762	$4,245,326	$(3,371,984)	$(1,697,056)	$(430,607)	$10,505,441		$262,211	$1,499,743

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management.
***

Each of the MassMutual RetireSMARTSM by JPMorgan 2010 Fund and the MassMutual RetireSMARTSM by JPMorgan 2015 Fund were reorganized into the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund prior to the opening of business on January 28, 2019.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Acquisition of MassMutual RetireSMART by JPMorgan 2010 Fund and MassMutual RetireSMART by JPMorgan 2015 Fund

Effective January 28, 2019, the MassMutual RetireSMARTSM by JPMorgan 2010 Fund (“MM RetireSMART by JPMorgan 2010 Fund”) and MassMutual RetireSMARTSM by JPMorgan 2015 Fund (“MM RetireSMART by JPMorgan 2015 Fund”) reorganized into the MM RetireSMART by JPMorgan In Retirement Fund. Under the terms of each Agreement and Plan of Reorganization, the MM RetireSMART by JPMorgan 2010 Fund’s and MM RetireSMART by JPMorgan 2015 Fund’s assets and liabilities were transferred to the MM RetireSMART by JPMorgan In Retirement Fund in return for shares of the MM RetireSMART by JPMorgan In Retirement Fund. The transactions were part of a restructuring designed to eliminate the offering of overlapping portfolios of funds with similar investment objectives and similar investment strategies.

The MM RetireSMART by JPMorgan 2010 Fund acquisition was accomplished by a tax-free exchange of 354,588 Class I shares, 404,318 Class R5 shares, 471,246 Service Class shares, 645,002 Administrative Class shares, 842,400 Class A shares, 482,964 Class R4 shares, and 799,920 Class R3 shares of the MM RetireSMART by JPMorgan 2010 Fund, valued at $43,450,624 in total, for 354,241 Class I shares, 405,988 Class R5 shares, 476,052 Service Class shares, 648,103 Administrative Class shares, 850,025 Class A shares, 484,243 Class R4 shares, and 799,271 Class R3 shares of the MM RetireSMART by JPMorgan In Retirement Fund.

The MM RetireSMART by JPMorgan 2015 Fund acquisition was accomplished by a tax-free exchange of 841,367 Class I shares, 8,444 Class R5 shares, 338,644 Service Class shares, 1,069,475 Administrative Class shares, 685,860 Class A shares, 1,477,307 Class R4 shares, and 1,737,507 Class R3 shares of the MM RetireSMART by JPMorgan 2015 Fund, valued at $63,462,206 in total, for 804,148 Class I shares, 8,070 Class R5 shares, 323,395 Service Class shares, 1,016,008 Administrative Class shares, 655,127 Class A shares, 1,407,840 Class R4 shares, and 1,669,674 Class R3 shares of the MM RetireSMART by JPMorgan In Retirement Fund.

106

Notes to Financial Statements (Unaudited) (Continued)

The investment portfolios of the MM RetireSMART by JPMorgan 2010 Fund and the MM RetireSMART by JPMorgan 2015 Fund, with a value of $43,578,326 and $63,578,428 in investments, respectively, and a cost basis of $46,393,707 and $67,636,093, respectively, at January 25, 2019, were the principal assets acquired by the MM RetireSMART by JPMorgan In Retirement Fund. For financial reporting purposes, assets received and shares issued by the MM RetireSMART by JPMorgan In Retirement Fund were recorded at fair value; however, the cost basis of the investments received from each of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund were carried forward to align ongoing reporting of the MM RetireSMART by JPMorgan In Retirement Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for federal income tax purposes. Immediately prior to the acquisition, the MM RetireSMART by JPMorgan In Retirement Fund’s net assets were $80,892,559.

Assuming the acquisitions had been completed on October 1, 2018, the beginning of the annual reporting period of the MM RetireSMART by JPMorgan In Retirement Fund, the MM RetireSMART by JPMorgan In Retirement Fund’s pro forma results of operations for the six-month period ended March 31, 2019, would have been as follows:

Net investment income	$4,901,867	*
Net realized gain (loss) and change in unrealized appreciation (depreciation)	$(2,876,016	)**
Net increase (decrease) in net assets resulting from operations	$2,025,851

*	$2,003,625 as reported, plus $2,565,466 of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund pre-merger, plus $332,776 of pro-forma eliminated expenses.
**	$(4,069,650) as reported, plus $1,193,634 of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund pre-merger.

Because the MM RetireSMART by JPMorgan 2010 Fund, MM RetireSMART by JPMorgan 2015 Fund, and MM RetireSMART by JPMorgan In Retirement Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the MM RetireSMART by JPMorgan 2010 Fund and MM RetireSMART by JPMorgan 2015 Fund that have been included in the MM RetireSMART by JPMorgan In Retirement Fund’s Statement of Operations since January 28, 2019.

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the MM RetireSMART by JPMorgan In Retirement Fund during the period.

10.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

107

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

108

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Conservative Fund
Class I	$1,000	0.02%	$1,019.90	$0.10	$1,024.60	$0.10
Class R5	1,000	0.12%	1,019.90	0.60	1,024.10	0.60
Service Class	1,000	0.22%	1,018.90	1.10	1,023.60	1.10
Administrative Class	1,000	0.32%	1,018.40	1.59	1,023.10	1.60
Class A	1,000	0.57%	1,017.50	2.84	1,021.80	2.84
Class R4	1,000	0.47%	1,017.50	2.34	1,022.30	2.34
Class R3	1,000	0.72%	1,015.90	3.58	1,021.10	3.59
MM RetireSMART Moderate Fund
Class I	1,000	0.04%	1,001.60	0.20	1,024.50	0.20
Class R5	1,000	0.14%	1,001.20	0.69	1,024.00	0.70
Service Class	1,000	0.24%	1,000.30	1.18	1,023.50	1.20
Administrative Class	1,000	0.34%	1,000.90	1.68	1,023.00	1.70
Class A	1,000	0.59%	999.60	2.91	1,021.70	2.94
Class R4	1,000	0.49%	1,000.70	2.42	1,022.20	2.44
Class R3	1,000	0.74%	998.40	3.65	1,021.00	3.69

109

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Moderate Growth Fund
Class I	$1,000	0.04%	$989.00	$0.20	$1,024.50	$0.20
Class R5	1,000	0.14%	988.50	0.69	1,024.00	0.70
Service Class	1,000	0.24%	987.50	1.18	1,023.50	1.20
Administrative Class	1,000	0.34%	987.30	1.67	1,023.00	1.70
Class A	1,000	0.59%	986.50	2.89	1,021.70	2.94
Class R4	1,000	0.49%	986.80	2.40	1,022.20	2.44
Class R3	1,000	0.74%	985.90	3.62	1,021.00	3.69
MM RetireSMART Growth Fund
Class I	1,000	0.07%	981.30	0.34	1,024.30	0.35
Class R5	1,000	0.17%	981.60	0.83	1,023.80	0.85
Service Class	1,000	0.27%	979.70	1.32	1,023.30	1.35
Administrative Class	1,000	0.37%	979.30	1.81	1,022.80	1.85
Class A	1,000	0.62%	978.20	3.02	1,021.60	3.09
Class R4	1,000	0.52%	979.40	2.54	1,022.10	2.59
Class R3	1,000	0.77%	977.90	3.76	1,020.90	3.84
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	1,013.00	0.30	1,024.40	0.30
Class R5	1,000	0.16%	1,012.60	0.79	1,023.90	0.80
Service Class	1,000	0.26%	1,012.20	1.29	1,023.40	1.30
Administrative Class	1,000	0.36%	1,011.30	1.79	1,022.90	1.80
Class A	1,000	0.61%	1,009.60	3.02	1,021.60	3.04
Class R4	1,000	0.51%	1,010.10	2.53	1,022.10	2.54
Class R3	1,000	0.76%	1,009.60	3.77	1,020.90	3.79
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	1,007.40	0.20	1,024.50	0.20
Class R5	1,000	0.14%	1,008.30	0.69	1,024.00	0.70
Service Class	1,000	0.24%	1,006.50	1.19	1,023.50	1.20
Administrative Class	1,000	0.34%	1,006.70	1.68	1,023.00	1.70
Class A	1,000	0.59%	1,004.90	2.92	1,021.70	2.94
Class R4	1,000	0.49%	1,005.80	2.42	1,022.20	2.44
Class R3	1,000	0.74%	1,004.90	3.66	1,021.00	3.69
MM RetireSMART by JPMorgan 2025 Fund
Class I	1,000	0.01%	1,004.10	0.05	1,024.60	0.05
Class R5	1,000	0.11%	1,003.40	0.54	1,024.10	0.55
Service Class	1,000	0.21%	1,002.70	1.04	1,023.60	1.05
Administrative Class	1,000	0.31%	1,002.70	1.53	1,023.10	1.55
Class A	1,000	0.56%	1,001.60	2.76	1,021.90	2.79
Class R4	1,000	0.46%	1,001.90	2.27	1,022.40	2.29
Class R3	1,000	0.71%	999.80	3.50	1,021.20	3.54

110

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2030 Fund
Class I	$1,000	0.04%	$1,000.00	$0.20	$1,024.50	$0.20
Class R5	1,000	0.14%	998.50	0.69	1,024.00	0.70
Service Class	1,000	0.24%	998.10	1.18	1,023.50	1.20
Administrative Class	1,000	0.34%	997.80	1.67	1,023.00	1.70
Class A	1,000	0.59%	996.70	2.90	1,021.70	2.94
Class R4	1,000	0.49%	997.30	2.41	1,022.20	2.44
Class R3	1,000	0.74%	995.30	3.64	1,021.00	3.69
MM RetireSMART by JPMorgan 2035 Fund
Class I	1,000	0.05%	992.10	0.25	1,024.40	0.25
Class R5	1,000	0.15%	991.30	0.74	1,023.90	0.75
Service Class	1,000	0.25%	990.40	1.23	1,023.40	1.25
Administrative Class	1,000	0.35%	990.00	1.72	1,022.90	1.75
Class A	1,000	0.60%	989.80	2.94	1,021.70	2.99
Class R4	1,000	0.50%	990.30	2.45	1,022.20	2.49
Class R3	1,000	0.75%	988.20	3.68	1,021.00	3.74
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	988.10	0.20	1,024.50	0.20
Class R5	1,000	0.14%	988.20	0.69	1,024.00	0.70
Service Class	1,000	0.24%	987.90	1.18	1,023.50	1.20
Administrative Class	1,000	0.34%	986.80	1.67	1,023.00	1.70
Class A	1,000	0.59%	986.00	2.89	1,021.70	2.94
Class R4	1,000	0.49%	987.10	2.40	1,022.20	2.44
Class R3	1,000	0.74%	984.70	3.62	1,021.00	3.69
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	988.00	0.10	1,024.60	0.10
Class R5	1,000	0.12%	987.40	0.59	1,024.10	0.60
Service Class	1,000	0.22%	986.40	1.08	1,023.60	1.10
Administrative Class	1,000	0.32%	986.00	1.57	1,023.10	1.60
Class A	1,000	0.57%	984.60	2.79	1,021.80	2.84
Class R4	1,000	0.47%	985.80	2.30	1,022.30	2.34
Class R3	1,000	0.72%	983.80	3.52	1,021.10	3.59
MM RetireSMART by JPMorgan 2050 Fund
Class I	1,000	0.02%	987.70	0.10	1,024.60	0.10
Class R5	1,000	0.12%	988.10	0.59	1,024.10	0.60
Service Class	1,000	0.22%	987.20	1.08	1,023.60	1.10
Administrative Class	1,000	0.32%	986.20	1.57	1,023.10	1.60
Class A	1,000	0.57%	985.40	2.79	1,021.80	2.84
Class R4	1,000	0.47%	985.20	2.30	1,022.30	2.34
Class R3	1,000	0.72%	985.10	3.52	1,021.10	3.59

111

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2055 Fund
Class I	$1,000	0.00%	$988.20	$0.00	$1,024.70	$0.00
Class R5	1,000	0.10%	988.00	0.49	1,024.20	0.50
Service Class	1,000	0.20%	987.80	0.98	1,023.70	1.00
Administrative Class	1,000	0.30%	986.50	1.47	1,023.20	1.50
Class A	1,000	0.55%	985.10	2.69	1,021.90	2.74
Class R4	1,000	0.45%	986.00	2.20	1,022.40	2.24
Class R3	1,000	0.70%	984.70	3.43	1,021.20	3.49
MM RetireSMART by JPMorgan 2060 Fund
Class I	1,000	0.00%	988.40	0.00	1,024.70	0.00
Class R5	1,000	0.10%	986.50	0.49	1,024.20	0.50
Service Class	1,000	0.20%	985.80	0.98	1,023.70	1.00
Administrative Class	1,000	0.30%	985.90	1.47	1,023.20	1.50
Class A	1,000	0.55%	984.80	2.69	1,021.90	2.74
Class R4	1,000	0.45%	984.90	2.20	1,022.40	2.24
Class R3	1,000	0.70%	984.50	3.43	1,021.20	3.49

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

112

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44648-02

MassMutual

Semiannual Report

MassMutual Select T. Rowe Price Retirement Funds

March 31, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select T. Rowe Price Retirement Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MassMutual Select T. Rowe Price Retirement Funds Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s investment adviser?

The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” and pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral allocations” because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	59.9%
Equity Funds	40.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price (target date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) T. Rowe Price (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income.

Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name, likely to stop making new investments in the Fund at or around that time, and planning to withdraw the value of the account in the Fund gradually after retirement. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds.

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	63.7%
Equity Funds	36.5%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	51.4%
Equity Funds	48.6%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/19

Fixed Income Funds	58.4%
Equity Funds	41.6%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	58.2%
Fixed Income Funds	41.8%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	66.8%
Fixed Income Funds	33.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	81.3%
Fixed Income Funds	18.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	89.9%
Fixed Income Funds	10.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	89.9%
Fixed Income Funds	10.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	74.9%
Fixed Income Funds	25.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	86.6%
Fixed Income Funds	13.4%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	89.9%
Fixed Income Funds	10.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/19

Equity Funds	90.1%
Fixed Income Funds	10.1%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 40.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	585,964	$5,431,891
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	36,246	380,942
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	268,218	2,936,989
MM S&P 500 Index Fund, Class I (a)	518,949	8,770,238

		17,520,060

Fixed Income Funds — 59.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	778,518	7,824,102
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	177,907	1,732,811
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,266,321	12,726,524
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	109,722	1,175,122
State Street Institutional U.S. Government Money Market Fund	106,269	106,269
T. Rowe Price Dynamic Global Bond Fund, Class I	135,843	1,270,131
T. Rowe Price High Yield Fund, Inc. Class I	36,539	236,772
T. Rowe Price Institutional Floating Rate Fund	33,897	332,191
T. Rowe Price Institutional High Yield Fund	82,865	714,294

		26,118,216

TOTAL MUTUAL FUNDS (Cost $44,066,314)		43,638,276

TOTAL LONG-TERM INVESTMENTS (Cost $44,066,314)		43,638,276

TOTAL INVESTMENTS — 100.1% (Cost $44,066,314) (b)		43,638,276

Other Assets/(Liabilities) — (0.1)%		(48,736)

NET ASSETS — 100.0%		$43,589,540

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 36.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	254,668	$2,360,769
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	15,732	165,342
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	115,164	1,261,049
MM S&P 500 Index Fund, Class I (a)	224,938	3,801,450

		7,588,610

Fixed Income Funds — 63.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	552,342	5,551,037
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	124,070	1,208,438
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	379,274	3,811,707
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	74,791	801,015
State Street Institutional U.S. Government Money Market Fund	41,627	41,627
T. Rowe Price Dynamic Global Bond Fund, Class I	96,978	906,742
T. Rowe Price High Yield Fund, Inc. Class I	27,208	176,306
T. Rowe Price Institutional Floating Rate Fund	25,437	249,283
T. Rowe Price Institutional High Yield Fund	58,879	507,540

		13,253,695

TOTAL MUTUAL FUNDS (Cost $20,683,843)		20,842,305

TOTAL LONG-TERM INVESTMENTS (Cost $20,683,843)		20,842,305

TOTAL INVESTMENTS — 100.2% (Cost $20,683,843) (b)		20,842,305

Other Assets/(Liabilities) — (0.2)%		(32,053)

NET ASSETS — 100.0%		$20,810,252

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 41.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,746,943	$16,194,159
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	108,070	1,135,812
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	786,051	8,607,260
MM S&P 500 Index Fund, Class I (a)	1,551,945	26,227,868

		52,165,099

Fixed Income Funds — 58.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,132,471	31,481,331
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	687,684	6,698,046
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,984,837	19,947,616
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	446,243	4,779,267
State Street Institutional U.S. Government Money Market Fund	242,341	242,341
T. Rowe Price Dynamic Global Bond Fund, Class I	541,807	5,065,896
T. Rowe Price High Yield Fund, Inc. Class I	141,494	916,884
T. Rowe Price Institutional Floating Rate Fund	139,464	1,366,747
T. Rowe Price Institutional High Yield Fund	325,906	2,809,310

		73,307,438

TOTAL MUTUAL FUNDS (Cost $127,793,783)		125,472,537

TOTAL LONG-TERM INVESTMENTS (Cost $127,793,783)		125,472,537

TOTAL INVESTMENTS — 100.0% (Cost $127,793,783) (b)		125,472,537

Other Assets/(Liabilities) — (0.0)%		(61,191)

NET ASSETS — 100.0%		$125,411,346

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 48.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,890,516	$17,525,084
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	652,740	7,056,115
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	118,728	1,247,833
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	870,604	9,533,116
MM S&P 500 Index Fund, Class I (a)	1,259,821	21,290,976

		56,653,124

Fixed Income Funds — 51.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,618,155	26,312,462
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	570,272	5,554,449
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,503,778	15,112,966
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	405,141	4,339,063
State Street Institutional U.S. Government Money Market Fund	147,578	147,578
T. Rowe Price Dynamic Global Bond Fund, Class I	453,425	4,239,526
T. Rowe Price High Yield Fund, Inc. Class I	127,447	825,858
T. Rowe Price Institutional Floating Rate Fund	111,831	1,095,939
T. Rowe Price Institutional High Yield Fund	263,205	2,268,825

		59,896,666

TOTAL MUTUAL FUNDS (Cost $117,625,535)		116,549,790

TOTAL LONG-TERM INVESTMENTS (Cost $117,625,535)		116,549,790

TOTAL INVESTMENTS — 100.0% (Cost $117,625,535) (b)		116,549,790

Other Assets/(Liabilities) — (0.0)%		(49,011)

NET ASSETS — 100.0%		$116,500,779

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 58.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,361,516	$114,591,258
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,669,194	72,093,985
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	796,964	8,376,088
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,691,827	62,325,501
MM S&P 500 Index Fund, Class I (a)	6,724,173	113,638,522

		371,025,354

Fixed Income Funds — 41.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	12,552,703	126,154,665
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,648,401	25,795,423
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,082,921	51,083,356
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	2,164,453	23,181,287
State Street Institutional U.S. Government Money Market Fund	366,105	366,105
T. Rowe Price Dynamic Global Bond Fund, Class I	2,153,054	20,131,052
T. Rowe Price High Yield Fund, Inc. Class I	608,965	3,946,091
T. Rowe Price Institutional Floating Rate Fund	526,275	5,157,492
T. Rowe Price Institutional High Yield Fund	1,200,348	10,347,002

		266,162,473

TOTAL MUTUAL FUNDS (Cost $645,926,174)		637,187,827

TOTAL LONG-TERM INVESTMENTS (Cost $645,926,174)		637,187,827

TOTAL INVESTMENTS — 100.0% (Cost $645,926,174) (b)		637,187,827

Other Assets/(Liabilities) — (0.0)%		(219,795)

NET ASSETS — 100.0%		$636,968,032

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 66.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,266,062	$85,896,395
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,058,577	76,303,218
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	592,231	6,224,350
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,300,546	47,090,977
MM S&P 500 Index Fund, Class I (a)	3,720,622	62,878,505

		278,393,445

Fixed Income Funds — 33.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,027,037	70,621,726
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,392,157	13,559,610
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,892,239	19,017,000
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,284,207	13,753,853
State Street Institutional U.S. Government Money Market Fund	296,717	296,717
T. Rowe Price Dynamic Global Bond Fund, Class I	1,203,831	11,255,820
T. Rowe Price High Yield Fund, Inc. Class I	319,661	2,071,403
T. Rowe Price Institutional Floating Rate Fund	270,546	2,651,348
T. Rowe Price Institutional High Yield Fund	596,555	5,142,301

		138,369,778

TOTAL MUTUAL FUNDS (Cost $419,982,246)		416,763,223

TOTAL LONG-TERM INVESTMENTS (Cost $419,982,246)		416,763,223

TOTAL INVESTMENTS — 100.0% (Cost $419,982,246) (b)		416,763,223

Other Assets/(Liabilities) — (0.0)%		(135,158)

NET ASSETS — 100.0%		$416,628,065

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 74.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	25,767,267	$238,862,569
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	23,989,988	259,331,768
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,660,011	17,446,711
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,000,400	131,404,378
MM S&P 500 Index Fund, Class I (a)	7,614,731	128,688,946

		775,734,372

Fixed Income Funds — 25.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	14,235,937	143,071,163
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,665,673	25,963,653
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,746,696	17,554,298
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	3,011,175	32,249,685
State Street Institutional U.S. Government Money Market Fund	515,285	515,285
T. Rowe Price Dynamic Global Bond Fund, Class I	2,443,973	22,851,146
T. Rowe Price High Yield Fund, Inc. Class I	606,596	3,930,745
T. Rowe Price Institutional Floating Rate Fund	519,821	5,094,241
T. Rowe Price Institutional High Yield Fund	1,105,215	9,526,956

		260,757,172

TOTAL MUTUAL FUNDS (Cost $1,046,317,505)		1,036,491,544

TOTAL LONG-TERM INVESTMENTS (Cost $1,046,317,505)		1,036,491,544

TOTAL INVESTMENTS — 100.0% (Cost $1,046,317,505) (b)		1,036,491,544

Other Assets/(Liabilities) — (0.0)%		(340,891)

NET ASSETS — 100.0%		$1,036,150,653

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 81.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,324,399	$95,707,182
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,747,796	116,183,674
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	665,605	6,995,509
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,821,041	52,790,394
MM S&P 500 Index Fund, Class I (a)	2,298,033	38,836,760

		310,513,519

Fixed Income Funds — 18.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,195,811	42,167,897
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	721,341	7,025,864
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	968,251	10,369,969
State Street Institutional U.S. Government Money Market Fund	456,398	456,398
T. Rowe Price Dynamic Global Bond Fund, Class I	720,997	6,741,319
T. Rowe Price High Yield Fund, Inc. Class I	158,547	1,027,381
T. Rowe Price Institutional Floating Rate Fund	142,757	1,399,022
T. Rowe Price Institutional High Yield Fund	284,016	2,448,215

		71,636,065

TOTAL MUTUAL FUNDS (Cost $384,062,545)		382,149,584

TOTAL LONG-TERM INVESTMENTS (Cost $384,062,545)		382,149,584

TOTAL INVESTMENTS — 100.0% (Cost $384,062,545) (b)		382,149,584

Other Assets/(Liabilities) — (0.0)%		(131,753)

NET ASSETS — 100.0%		$382,017,831

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 86.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	21,647,089	$200,668,513
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	24,718,238	267,204,153
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,397,741	14,690,258
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,078,518	110,359,767
MM S&P 500 Index Fund, Class I (a)	3,465,447	58,566,053

		651,488,744

Fixed Income Funds — 13.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,859,871	58,891,705
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	895,059	8,717,876
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,699,028	18,196,594
State Street Institutional U.S. Government Money Market Fund	657,876	657,876
T. Rowe Price Dynamic Global Bond Fund, Class I	1,002,013	9,368,821
T. Rowe Price High Yield Fund, Inc. Class I	172,095	1,115,176
T. Rowe Price Institutional Floating Rate Fund	179,137	1,755,539
T. Rowe Price Institutional High Yield Fund	290,649	2,505,392

		101,208,979

TOTAL MUTUAL FUNDS (Cost $755,977,923)		752,697,723

TOTAL LONG-TERM INVESTMENTS (Cost $755,977,923)		752,697,723

TOTAL INVESTMENTS — 100.0% (Cost $755,977,923) (b)		752,697,723

Other Assets/(Liabilities) — (0.0)%		(255,013)

NET ASSETS — 100.0%		$752,442,710

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,132,878	$75,391,775
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,649,185	104,307,690
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	522,455	5,491,005
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,790,670	41,507,837
MM S&P 500 Index Fund, Class I (a)	1,085,406	18,343,357

		245,041,664

Fixed Income Funds — 10.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,575,561	15,834,387
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	213,642	2,080,872
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	505,142	5,410,070
State Street Institutional U.S. Government Money Market Fund	417,536	417,536
T. Rowe Price Dynamic Global Bond Fund, Class I	267,094	2,497,333
T. Rowe Price High Yield Fund, Inc. Class I	32,910	213,260
T. Rowe Price Institutional Floating Rate Fund	48,445	474,757
T. Rowe Price Institutional High Yield Fund	57,660	497,030

		27,425,245

TOTAL MUTUAL FUNDS (Cost $272,460,856)		272,466,909

TOTAL LONG-TERM INVESTMENTS (Cost $272,460,856)		272,466,909

TOTAL INVESTMENTS — 100.0% (Cost $272,460,856) (b)		272,466,909

Other Assets/(Liabilities) — (0.0)%		(105,523)

NET ASSETS — 100.0%		$272,361,386

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,213,233	$122,486,671
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	15,664,580	169,334,114
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	849,435	8,927,560
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,185,839	67,734,932
MM S&P 500 Index Fund, Class I (a)	1,750,814	29,588,750

		398,072,027

Fixed Income Funds — 10.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,559,660	25,724,582
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	349,738	3,406,447
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	832,689	8,918,099
State Street Institutional U.S. Government Money Market Fund	697,638	697,638
T. Rowe Price Dynamic Global Bond Fund, Class I	437,393	4,089,628
T. Rowe Price High Yield Fund, Inc. Class I	52,764	341,909
T. Rowe Price Institutional Floating Rate Fund	79,882	782,846
T. Rowe Price Institutional High Yield Fund	93,914	809,541

		44,770,690

TOTAL MUTUAL FUNDS (Cost $443,478,056)		442,842,717

TOTAL LONG-TERM INVESTMENTS (Cost $443,478,056)		442,842,717

TOTAL INVESTMENTS — 100.0% (Cost $443,478,056) (b)		442,842,717

Other Assets/(Liabilities) — (0.0)%		(151,975)

NET ASSETS — 100.0%		$442,690,742

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 89.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,039,045	$37,441,945
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	4,808,970	51,984,963
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	260,253	2,735,258
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,899,699	20,801,709
MM S&P 500 Index Fund, Class I (a)	539,478	9,117,181

		122,081,056

Fixed Income Funds — 10.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	780,267	7,841,684
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	105,791	1,030,406
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	264,440	2,832,154
State Street Institutional U.S. Government Money Market Fund	140,799	140,799
T. Rowe Price Dynamic Global Bond Fund, Class I	135,884	1,270,516
T. Rowe Price High Yield Fund, Inc. Class I	16,457	106,644
T. Rowe Price Institutional Floating Rate Fund	23,430	229,611
T. Rowe Price Institutional High Yield Fund	30,860	266,011

		13,717,825

TOTAL MUTUAL FUNDS (Cost $135,582,660)		135,798,881

TOTAL LONG-TERM INVESTMENTS (Cost $135,582,660)		135,798,881

TOTAL INVESTMENTS — 100.0% (Cost $135,582,660) (b)		135,798,881

Other Assets/(Liabilities) — (0.0)%		(61,863)

NET ASSETS — 100.0%		$135,737,018

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 90.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	635,781	$5,893,693
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	751,697	8,125,842
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	40,645	427,175
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	297,500	3,257,621
MM S&P 500 Index Fund, Class I (a)	84,239	1,423,633

		19,127,964

Fixed Income Funds — 10.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	122,658	1,232,710
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	15,900	154,867
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	41,143	440,637
State Street Institutional U.S. Government Money Market Fund	34,894	34,894
T. Rowe Price Dynamic Global Bond Fund, Class I	21,379	199,892
T. Rowe Price High Yield Fund, Inc. Class I	2,483	16,092
T. Rowe Price Institutional Floating Rate Fund	3,436	33,675
T. Rowe Price Institutional High Yield Fund	4,520	38,960

		2,151,727

TOTAL MUTUAL FUNDS (Cost $21,064,742)		21,279,691

TOTAL LONG-TERM INVESTMENTS (Cost $21,064,742)		21,279,691

TOTAL INVESTMENTS — 100.2% (Cost $21,064,742) (b)		21,279,691

Other Assets/(Liabilities) — (0.2)%		(36,144)

NET ASSETS — 100.0%		$21,243,547

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

THIS PAGE INTENTIONALLY LEFT BLANK

19

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$2,659,657	$1,881,499
Investments, at value — affiliated issuers (Note 2 & 7) (b)	40,978,619	18,960,806

Total investments	43,638,276	20,842,305

Receivables from:
Investments sold	30,000	43,412
Investment adviser (Note 3)	13,636	12,675
Fund shares sold	92,051	5,279
Interest and dividends	9,208	6,550
Prepaid expenses	44,370	42,434

Total assets	43,827,541	20,952,655

Liabilities:
Payables for:
Investments purchased	129,913	21,550
Fund shares repurchased	1,088	33,565
Trustees’ fees and expenses (Note 3)	1,828	258
Affiliates (Note 3):
Administration fees	60,439	58,026
Service fees	13,213	1,912
Distribution fees	4,182	520
Accrued expense and other liabilities	27,338	26,572

Total liabilities	238,001	142,403

Net assets	$43,589,540	$20,810,252

Net assets consist of:
Paid-in capital	$43,359,984	$20,464,746
Accumulated Gain (Loss)	229,556	345,506

Net assets	$43,589,540	$20,810,252

(a) Cost of Investments — unaffiliated issuers:	$2,728,201	$1,904,127
(b) Cost of investments — affiliated issuers:	$41,338,113	$18,779,716

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$10,401,178	$8,577,726	$39,947,742	$21,417,589	$41,918,373
115,071,359	107,972,064	597,240,085	395,345,634	994,573,171

125,472,537	116,549,790	637,187,827	416,763,223	1,036,491,544

70,000	121,500	-	-	-
15,007	14,952	23,964	22,249	35,997
280,536	34,047	410,563	215,982	507,813
36,289	29,687	134,979	69,893	136,166
48,940	49,486	87,605	69,232	113,114

125,923,309	116,799,462	637,844,938	417,140,579	1,037,284,634

375,023	69,687	486,254	133,558	513,944
11,031	114,835	55,463	149,928	123,955
2,756	1,862	17,114	8,340	25,141

64,824	65,587	111,096	88,341	147,621
22,259	13,306	130,183	70,383	213,816
8,570	5,263	43,441	31,548	73,386
27,500	28,143	33,355	30,416	36,118

511,963	298,683	876,906	512,514	1,133,981

$125,411,346	$116,500,779	$636,968,032	$416,628,065	$1,036,150,653

$125,201,349	$116,154,128	$635,779,419	$414,606,424	$1,034,399,527
209,997	346,651	1,188,613	2,021,641	1,751,126

$125,411,346	$116,500,779	$636,968,032	$416,628,065	$1,036,150,653

$10,693,944	$8,754,022	$41,204,390	$22,004,780	$43,240,165
$117,099,839	$108,871,513	$604,721,784	$397,977,466	$1,003,077,340

21

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$12,354,414	$10,027,727

Shares outstanding (a)	829,917	663,714

Net asset value, offering price and redemption price per share	$14.89	$15.11

Class M5 shares:
Net assets	$8,578,109	$7,410,183

Shares outstanding (a)	575,041	491,092

Net asset value, offering price and redemption price per share	$14.92	$15.09

Class M4 shares:
Net assets	$15,470,039	$2,405,899

Shares outstanding (a)	1,039,801	159,432

Net asset value, offering price and redemption price per share	$14.88	$15.09

Class M3 shares:
Net assets	$7,186,978	$966,443

Shares outstanding (a)	483,558	64,160

Net asset value, offering price and redemption price per share	$14.86	$15.06

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$58,036,244	$42,426,275	$176,422,401	$146,751,182	$262,393,074

3,863,907	2,828,067	11,777,238	9,800,743	17,547,705

$15.02	$15.00	$14.98	$14.97	$14.95

$30,299,224	$51,208,731	$238,900,385	$145,168,277	$403,537,238

2,017,710	3,416,051	15,954,334	9,700,907	26,996,447

$15.02	$14.99	$14.97	$14.96	$14.95

$22,620,339	$14,457,102	$146,454,813	$69,241,892	$242,400,936

1,507,595	964,591	9,787,856	4,628,944	16,232,415

$15.00	$14.99	$14.96	$14.96	$14.93

$14,455,539	$8,408,671	$75,190,433	$55,466,714	$127,819,405

963,433	561,639	5,024,185	3,714,163	8,557,982

$15.00	$14.97	$14.97	$14.93	$14.94

23

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$12,072,335	$15,402,804
Investments, at value — affiliated issuers (Note 2 & 7) (b)	370,077,249	737,294,919

Total investments	382,149,584	752,697,723

Receivables from:
Investment adviser (Note 3)	19,005	26,131
Fund shares sold	378,433	669,334
Interest and dividends	37,864	45,207
Prepaid expenses	67,563	93,924

Total assets	382,652,449	753,532,319

Liabilities:
Payables for:
Investments purchased	344,630	598,435
Fund shares repurchased	69,475	111,724
Trustees’ fees and expenses (Note 3)	7,361	18,601
Affiliates (Note 3):
Administration fees	86,647	124,882
Service fees	65,222	153,124
Distribution fees	32,035	49,860
Accrued expense and other liabilities	29,248	32,983

Total liabilities	634,618	1,089,609

Net assets	$382,017,831	$752,442,710

Net assets consist of:
Paid-in capital	$380,725,335	$751,391,982
Accumulated Gain (Loss)	1,292,496	1,050,728

Net assets	$382,017,831	$752,442,710

(a) Cost of Investments — unaffiliated issuers:	$12,410,724	$15,899,873
(b) Cost of investments — affiliated issuers:	$371,651,821	$740,078,050

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$4,099,916	$6,721,562	$2,013,581	$323,513
268,366,993	436,121,155	133,785,300	20,956,178

272,466,909	442,842,717	135,798,881	21,279,691

19,278	23,899	15,749	12,753
374,130	585,765	202,673	407,784
11,250	18,376	5,522	838
59,807	71,798	50,575	42,300

272,931,374	443,542,555	136,073,400	21,743,366

383,826	518,001	207,155	408,348
-	83,585	276	165
6,093	10,500	2,977	266

79,635	97,959	68,545	58,324
48,548	84,178	20,707	4,606
23,193	27,390	9,151	1,517
28,693	30,200	27,571	26,593

569,988	851,813	336,382	499,819

$272,361,386	$442,690,742	$135,737,018	$21,243,547

$271,304,576	$441,662,319	$134,899,913	$21,013,720
1,056,810	1,028,423	837,105	229,827

$272,361,386	$442,690,742	$135,737,018	$21,243,547

$4,220,721	$6,927,571	$2,073,575	$330,307
$268,240,135	$436,550,485	$133,509,085	$20,734,435

25

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$125,685,792	$170,943,094

Shares outstanding (a)	8,412,679	11,450,729

Net asset value, offering price and redemption price per share	$14.94	$14.93

Class M5 shares:
Net assets	$141,270,407	$312,802,642

Shares outstanding (a)	9,460,627	20,958,805

Net asset value, offering price and redemption price per share	$14.93	$14.92

Class M4 shares:
Net assets	$58,512,572	$180,269,095

Shares outstanding (a)	3,920,223	12,094,466

Net asset value, offering price and redemption price per share	$14.93	$14.91

Class M3 shares:
Net assets	$56,549,060	$88,427,879

Shares outstanding (a)	3,792,870	5,930,117

Net asset value, offering price and redemption price per share	$14.91	$14.91

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$75,931,179	$90,404,327	$33,480,933	$7,191,492

5,087,757	6,056,455	2,243,751	482,870

$14.92	$14.93	$14.92	$14.89

$109,621,375	$203,350,377	$63,995,395	$5,194,096

7,348,099	13,627,813	4,290,437	348,911

$14.92	$14.92	$14.92	$14.89

$44,963,536	$99,587,032	$21,532,743	$6,081,133

3,015,489	6,682,273	1,444,219	408,983

$14.91	$14.90	$14.91	$14.87

$41,845,296	$49,349,006	$16,727,947	$2,776,826

2,808,534	3,310,503	1,123,466	186,956

$14.90	$14.91	$14.89	$14.85

27

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$62,161	$40,232
Dividends — affiliated issuers (Note 7)	779,891	311,229

Total investment income	842,052	351,461

Expenses (Note 3):
Custody fees	4,091	3,994
Audit fees	15,539	15,539
Legal fees	1,070	276
Proxy fees	81	81
Accounting & Administration fees	24,210	24,210
Shareholder reporting fees	4,267	3,750
Trustees’ fees	970	202
Registration and filing fees	41,196	40,879
Transfer agent fees	1,480	1,480

	92,904	90,411
Administration fees:
Class M5	6,331	5,309
Class M4	10,469	1,570
Class M3	4,947	644
Distribution fees:
Class M3	8,246	1,074
Distribution and Service fees:
Class M4	17,448	2,616
Class M3	8,246	1,074

Total expenses	148,591	102,698
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(22,480)	(38,692)
Class M5 fees reimbursed by adviser	(20,364)	(36,105)
Class M4 fees reimbursed by adviser	(33,638)	(10,676)
Class M3 fees reimbursed by adviser	(15,900)	(4,382)

Net expenses:	56,209	12,843

Net investment income (loss)	785,843	338,618

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(15,258)	(11,214)
Investment transactions — affiliated issuers (Note 7)	(140,510)	(113,293)
Realized gain distributions — unaffiliated issuers	21,748	12,222
Realized gain distributions — affiliated issuers (Note 7)	971,997	338,707

Net realized gain (loss)	837,977	226,422

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(37,898)	(17,105)
Investment transactions — affiliated issuers (Note 7)	(826,648)	6,605

Net change in unrealized appreciation (depreciation)	(864,546)	(10,500)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(26,569)	215,922

Net increase (decrease) in net assets resulting from operations	$759,274	$554,540

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$257,238	$209,657	$978,307	$491,891	$1,002,572
2,502,616	2,108,012	10,913,713	6,007,342	14,433,097

2,759,854	2,317,669	11,892,020	6,499,233	15,435,669

3,994	4,410	4,410	4,410	4,433
15,539	15,539	15,539	15,539	15,539
2,273	1,859	12,680	6,975	19,114
81	81	81	81	81
24,210	24,210	24,210	24,210	24,210
4,707	4,431	9,820	6,726	12,695
1,868	1,437	10,642	5,639	15,974
42,382	42,533	51,505	47,154	57,378
1,481	1,480	1,480	1,480	1,480

96,535	95,980	130,367	112,214	150,904

23,131	37,326	172,257	103,211	286,651
15,673	8,933	100,372	46,414	157,410
10,428	6,351	52,607	36,098	87,762

17,379	10,585	87,679	60,163	146,270

26,122	14,887	167,286	77,358	262,350
17,379	10,585	87,679	60,163	146,270

206,647	184,647	798,247	495,621	1,237,617

(41,762)	(32,651)	(25,934)	(30,529)	(29,759)
(24,607)	(43,588)	(37,558)	(38,022)	(49,046)
(16,786)	(10,494)	(22,294)	(17,119)	(28,452)
(11,097)	(7,408)	(11,495)	(13,323)	(15,224)

112,395	90,506	700,966	396,628	1,115,136

2,647,459	2,227,163	11,191,054	6,102,605	14,320,533

(63,803)	(76,927)	(223,575)	(96,250)	(204,468)
(518,320)	(866,059)	(2,590,535)	(1,017,540)	(1,957,680)
94,687	77,463	376,531	195,977	425,055
3,216,973	2,555,029	13,910,055	7,202,621	16,129,712

2,729,537	1,689,506	11,472,476	6,284,808	14,392,619

(171,487)	(113,309)	(696,798)	(371,013)	(791,148)
(3,139,065)	(1,777,602)	(15,218,489)	(6,831,495)	(20,861,630)

(3,310,552)	(1,890,911)	(15,915,287)	(7,202,508)	(21,652,778)

(581,015)	(201,405)	(4,442,811)	(917,700)	(7,260,159)

$2,066,444	$2,025,758	$6,748,243	$5,184,905	$7,060,374

29

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$271,822	$361,570
Dividends — affiliated issuers (Note 7)	4,614,948	8,870,908

Total investment income	4,886,770	9,232,478

Expenses (Note 3):
Custody fees	4,091	4,043
Audit fees	15,539	15,539
Legal fees	6,252	13,865
Proxy fees	81	81
Accounting & Administration fees	24,210	24,210
Shareholder reporting fees	6,389	10,334
Trustees’ fees	5,068	11,654
Registration and filing fees	46,576	52,958
Transfer agent fees	1,480	1,480

	109,686	134,164
Administration fees:
Class M5	97,085	219,808
Class M4	39,740	112,810
Class M3	37,582	59,910
Distribution fees:
Class M3	62,636	99,850
Distribution and Service fees:
Class M4	66,233	188,016
Class M3	62,636	99,850

Total expenses	475,598	914,408
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(27,524)	(20,115)
Class M5 fees reimbursed by adviser	(36,069)	(39,741)
Class M4 fees reimbursed by adviser	(14,779)	(21,638)
Class M3 fees reimbursed by adviser	(13,977)	(10,918)

Net expenses:	383,249	821,996

Net investment income (loss)	4,503,521	8,410,482

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(52,372)	(104,340)
Investment transactions — affiliated issuers (Note 7)	(500,279)	(1,529,267)
Realized gain distributions — unaffiliated issuers	117,897	181,163
Realized gain distributions — affiliated issuers (Note 7)	4,774,489	8,044,217

Net realized gain (loss)	4,339,735	6,591,773

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(222,538)	(296,944)
Investment transactions — affiliated issuers (Note 7)	(5,517,153)	(12,134,799)

Net change in unrealized appreciation (depreciation)	(5,739,691)	(12,431,743)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,399,956)	(5,839,970)

Net increase (decrease) in net assets resulting from operations	$3,103,565	$2,570,512

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$93,674	$154,489	$44,256	$5,782
2,888,110	4,867,132	1,384,550	190,465

2,981,784	5,021,621	1,428,806	196,247

4,043	4,043	4,019	3,994
15,539	15,539	15,539	15,539
4,731	7,927	2,293	250
81	81	81	81
24,210	24,210	24,210	24,210
5,861	7,420	4,715	3,753
3,924	6,635	1,913	199
44,773	47,635	42,645	40,721
1,480	1,480	1,480	1,480

104,642	114,970	96,895	90,227

75,300	141,084	43,260	2,837
29,977	63,384	13,467	3,431
27,080	32,156	10,595	1,743

45,134	53,593	17,659	2,905

49,962	105,641	22,445	5,718
45,134	53,593	17,659	2,905

377,229	564,421	221,980	109,766

(24,883)	(19,699)	(19,806)	(27,733)
(42,954)	(52,342)	(48,403)	(22,047)
(17,206)	(24,060)	(15,078)	(26,679)
(15,541)	(12,080)	(11,864)	(13,570)

276,645	456,240	126,829	19,737

2,705,139	4,565,381	1,301,977	176,510

(36,239)	(55,903)	(15,368)	(2,154)
(523,932)	(1,252,988)	(159,925)	(73,154)
49,595	81,589	23,665	3,139
2,476,072	4,168,552	1,190,989	163,738

1,965,496	2,941,250	1,039,361	91,569

(72,325)	(121,914)	(36,616)	(4,707)
(3,023,579)	(5,960,582)	(1,255,554)	45,684

(3,095,904)	(6,082,496)	(1,292,170)	40,977

(1,130,408)	(3,141,246)	(252,809)	132,546

$1,574,731	$1,424,135	$1,049,168	$309,056

31

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$785,843	$(12,178)
Net realized gain (loss)	837,977	235,702
Net change in unrealized appreciation (depreciation)	(864,546)	436,508

Net increase (decrease) in net assets resulting from operations	759,274	660,032

Distributions to shareholders (Note 2):
Class I	(302,771)	-	*
Class M5	(273,993)	-	*
Class M4	(420,709)	-	*
Class M3	(194,378)	-	*

Total distributions	(1,191,851)	-

Net fund share transactions (Note 5):
Class I	6,875,868	5,355,220
Class M5	(410,374)	8,841,575
Class M4	1,406,892	14,077,368
Class M3	940,520	6,275,016

Increase (decrease) in net assets from fund share transactions	8,812,906	34,549,179

Total increase (decrease) in net assets	8,380,329	35,209,211
Net assets*
Beginning of period	35,209,211	-

End of period	$43,589,540	$35,209,211

+	Fund commenced operations on February 16, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2005 Fund			MassMutual Select T. Rowe Price Retirement 2010 Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+		Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+

$338,618	$8,147		$2,647,459	$19,717
226,422	5,162		2,729,537	22,477
(10,500)	168,962		(3,310,552)	989,306

554,540	182,271		2,066,444	1,031,500

(196,650)	-	*	(1,324,019)	-	*
(144,916)	-	*	(781,704)	-	*
(34,772)	-	*	(517,025)	-	*
(15,251)	-	*	(273,398)	-	*

(391,589)	-		(2,896,146)	-

4,908,850	4,861,114		38,279,655	19,596,699
(308,820)	7,672,022		(2,171,686)	32,550,305
332,365	2,037,056		2,309,942	20,214,600
75,075	887,368		(515,220)	14,945,253

5,007,470	15,457,560		37,902,691	87,306,857

5,170,421	15,639,831		37,072,989	88,338,357

15,639,831	-		88,338,357	-

$20,810,252	$15,639,831		$125,411,346	$88,338,357

33

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2015 Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,227,163	$20,997
Net realized gain (loss)	1,689,506	25,476
Net change in unrealized appreciation (depreciation)	(1,890,911)	815,166

Net increase (decrease) in net assets resulting from operations	2,025,758	861,639

Distributions to shareholders (Note 2):
Class I	(928,545)	-	*
Class M5	(1,194,090)	-	*
Class M4	(240,259)	-	*
Class M3	(182,792)	-	*

Total distributions	(2,545,686)	-

Net fund share transactions (Note 5):
Class I	14,940,536	26,994,601
Class M5	(1,522,616)	53,071,409
Class M4	2,655,712	11,639,565
Class M3	783,100	7,596,761

Increase (decrease) in net assets from fund share transactions	16,856,732	99,302,336

Total increase (decrease) in net assets	16,336,804	100,163,975
Net assets*
Beginning of period	100,163,975	-

End of period	$116,500,779	$100,163,975

+	Fund commenced operations on February 16, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2020 Fund			MassMutual Select T. Rowe Price Retirement 2025 Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+		Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+

$11,191,054	$(102,090)		$6,102,605	$(86,318)
11,472,476	79,262		6,284,808	6,693
(15,915,287)	7,176,940		(7,202,508)	3,983,485

6,748,243	7,154,112		5,184,905	3,903,860

(3,437,606)	-	*	(2,301,367)	-	*
(5,153,643)	-	*	(2,822,407)	-	*
(2,930,614)	-	*	(1,125,831)	-	*
(1,236,920)	-	*	(836,639)	-	*

(12,758,783)	-		(7,086,244)	-

66,257,096	108,668,797		63,690,056	80,743,603
(462,087)	240,029,079		516,734	145,399,878
11,337,433	134,742,671		8,402,408	60,753,177
(81,538)	75,333,009		11,263,967	43,855,721

77,050,904	558,773,556		83,873,165	330,752,379

71,040,364	565,927,668		81,971,826	334,656,239

565,927,668	-		334,656,239	-

$636,968,032	$565,927,668		$416,628,065	$334,656,239

35

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2030 Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$14,320,533	$(542,516)
Net realized gain (loss)	14,392,619	(41,090)
Net change in unrealized appreciation (depreciation)	(21,652,778)	11,826,817

Net increase (decrease) in net assets resulting from operations	7,060,374	11,243,211

Distributions to shareholders (Note 2):
Class I	(3,891,424)	-	*
Class M5	(7,185,026)	-	*
Class M4	(3,874,767)	-	*
Class M3	(1,667,890)	-	*

Total distributions	(16,619,107)	-

Net fund share transactions (Note 5):
Class I	111,909,299	146,575,887
Class M5	2,480,236	403,826,224
Class M4	51,145,178	190,658,967
Class M3	5,305,742	122,564,642

Increase (decrease) in net assets from fund share transactions	170,840,455	863,625,720

Total increase (decrease) in net assets	161,281,722	874,868,931
Net assets*
Beginning of period	874,868,931	-

End of period	$1,036,150,653	$874,868,931

+	Fund commenced operations on February 16, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2035 Fund			MassMutual Select T. Rowe Price Retirement 2040 Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+		Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+

$4,503,521	$(213,386)		$8,410,482	$(608,177)
4,339,735	(118,579)		6,591,773	(45,365)
(5,739,691)	3,826,730		(12,431,743)	9,151,543

3,103,565	3,494,765		2,570,512	8,498,001

(1,666,648)	-	*	(2,134,692)	-	*
(2,205,200)	-	*	(4,636,176)	-	*
(790,206)	-	*	(2,394,399)	-	*
(664,471)	-	*	(895,414)	-	*

(5,326,525)	-		(10,060,681)	-

53,442,960	69,972,427		69,322,941	98,148,569
6,899,407	135,333,039		3,152,051	312,293,090
5,303,002	53,244,491		49,277,536	130,454,194
6,891,288	49,659,412		2,958,515	85,827,982

72,536,657	308,209,369		124,711,043	626,723,835

70,313,697	311,704,134		117,220,874	635,221,836

311,704,134	-		635,221,836	-

$382,017,831	$311,704,134		$752,442,710	$635,221,836

37

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,705,139	$(234,528)
Net realized gain (loss)	1,965,496	(95,568)
Net change in unrealized appreciation (depreciation)	(3,095,904)	3,101,957

Net increase (decrease) in net assets resulting from operations	1,574,731	2,771,861

Distributions to shareholders (Note 2):
Class I	(854,192)	-	*
Class M5	(1,521,303)	-	*
Class M4	(523,651)	-	*
Class M3	(409,006)	-	*

Total distributions	(3,308,152)	-

Net fund share transactions (Note 5):
Class I	33,421,839	40,776,614
Class M5	5,240,376	105,012,000
Class M4	5,670,208	39,328,891
Class M3	6,672,399	35,200,619

Increase (decrease) in net assets from fund share transactions	51,004,822	220,318,124

Total increase (decrease) in net assets	49,271,401	223,089,985
Net assets*
Beginning of period	223,089,985	-

End of period	$272,361,386	$223,089,985

+	Fund commenced operations on February 16, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Retirement 2050 Fund			MassMutual Select T. Rowe Price Retirement 2055 Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+		Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+

$4,565,381	$(371,359)		$1,301,977	$(101,136)
2,941,250	6,260		1,039,361	(21,923)
(6,082,496)	5,447,157		(1,292,170)	1,508,391

1,424,135	5,082,058		1,049,168	1,385,332

(942,819)	-	*	(331,818)	-	*
(2,833,186)	-	*	(880,982)	-	*
(1,271,412)	-	*	(226,477)	-	*
(452,516)	-	*	(164,088)	-	*

(5,499,933)	-		(1,603,365)	-

41,966,311	45,891,092		16,433,996	16,012,504
7,808,033	196,995,992		5,214,398	59,049,047
24,814,924	74,902,868		3,701,501	17,773,365
5,770,504	43,534,758		3,221,636	13,499,436

80,359,772	361,324,710		28,571,531	106,334,352

76,283,974	366,406,768		28,017,334	107,719,684

366,406,768	-		107,719,684	-

$442,690,742	$366,406,768		$135,737,018	$107,719,684

39

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2060 Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$176,510	$(12,511)
Net realized gain (loss)	91,569	2,460
Net change in unrealized appreciation (depreciation)	40,977	173,972

Net increase (decrease) in net assets resulting from operations	309,056	163,921

Distributions to shareholders (Note 2):
Class I	(77,246)	-	*
Class M5	(60,999)	-	*
Class M4	(73,216)	-	*
Class M3	(32,274)	-	*

Total distributions	(243,735)	-

Net fund share transactions (Note 5):
Class I	3,490,354	3,582,966
Class M5	2,133,722	2,996,228
Class M4	2,190,742	3,858,053
Class M3	669,198	2,093,042

Increase (decrease) in net assets from fund share transactions	8,484,016	12,530,289

Total increase (decrease) in net assets	8,549,337	12,694,210
Net assets*
Beginning of period	12,694,210	-

End of period	$21,243,547	$12,694,210

+	Fund commenced operations on February 16, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.22	$0.30	$(0.14)	$0.16	$(0.36)	$(0.13)	$(0.49)	$14.89	1.36%	[b]	$12,354	0.49%	[a]	0.00%	[a,e]	4.23%	[a]
9/30/18[g]	15.00	0.02	0.20	0.22	-	-	-	15.22	1.47%	[b]	5,429	0.41%	[a]	0.00%	[a]	0.25%	[a]
Class M5
3/31/19[r]	$15.21	$0.31	$(0.15)	$0.16	$(0.32)	$(0.13)	$(0.45)	$14.92	1.31%	[b]	$8,578	0.64%	[a]	0.15%	[a]	4.34%	[a]
9/30/18[g]	15.00	0.01	0.20	0.21	-	-	-	15.21	1.40%	[b]	9,189	0.56%	[a]	0.15%	[a]	0.09%	[a]
Class M4
3/31/19[r]	$15.18	$0.29	$(0.15)	$0.14	$(0.31)	$(0.13)	$(0.44)	$14.88	1.18%	[b]	$15,470	0.88%	[a]	0.40%	[a]	3.99%	[a]
9/30/18[g]	15.00	(0.02)	0.20	0.18	-	-	-	15.18	1.20%	[b]	14,251	0.81%	[a]	0.40%	[a]	(0.16%	)[a]
Class M3
3/31/19[r]	$15.16	$0.28	$(0.17)	$0.11	$(0.28)	$(0.13)	$(0.41)	$14.86	1.00%	[b]	$7,187	1.14%	[a]	0.65%	[a]	3.88%	[a]
9/30/18[g]	15.00	(0.04)	0.20	0.16	-	-	-	15.16	1.07%	[b]	6,340	1.06%	[a]	0.65%	[a]	(0.41%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	13%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.19	$0.22	$0.02	$0.24	$(0.29)	$(0.03)	$(0.32)	$15.11	1.72%	[b]	$10,028	1.03%	[a]	0.01%	[a]	3.06%	[a]
9/30/18[g]	15.00	0.04	0.15	0.19	-	-	-	15.19	1.27%	[b]	4,932	2.26%	[a]	0.00%	[a]	0.38%	[a]
Class M5
3/31/19[r]	$15.17	$0.33	$(0.11)	$0.22	$(0.27)	$(0.03)	$(0.30)	$15.09	1.62%	[b]	$7,410	1.18%	[a]	0.16%	[a]	4.59%	[a]
9/30/18[g]	15.00	0.02	0.15	0.17	-	-	-	15.17	1.13%	[b]	7,754	2.41%	[a]	0.15%	[a]	0.21%	[a]
Class M4
3/31/19[r]	$15.15	$0.29	$(0.08)	$0.21	$(0.24)	$(0.03)	$(0.27)	$15.09	1.50%	[b]	$2,406	1.43%	[a]	0.41%	[a]	3.98%	[a]
9/30/18[g]	15.00	(0.00)[d]	0.15	0.15	-	-	-	15.15	1.00%	[b]	2,059	2.66%	[a]	0.40%	[a]	(0.05%	)[a]
Class M3
3/31/19[r]	$15.12	$0.31	$(0.12)	$0.19	$(0.22)	$(0.03)	$(0.25)	$15.06	1.45%	[b]	$966	1.68%	[a]	0.66%	[a]	4.31%	[a]
9/30/18[g]	15.00	(0.03)	0.15	0.12	-	-	-	15.12	0.80%	[b]	895	2.91%	[a]	0.65%	[a]	(0.30%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	24%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.20	$0.33	$(0.13)	$0.20	$(0.37)	$(0.01)	$(0.38)	$15.02	1.51%	[b]	$58,036	0.17%	[a]	0.00%	[a,e]	4.59%	[a]
9/30/18[g]	15.00	0.02	0.18	0.20	-	-	-	15.20	1.33%	[b]	19,842	0.26%	[a]	0.00%	[a]	0.33%	[a]
Class M5
3/31/19[r]	$15.19	$0.33	$(0.14)	$0.19	$(0.35)	$(0.01)	$(0.36)	$15.02	1.44%	[b]	$30,299	0.31%	[a]	0.15%	[a]	4.61%	[a]
9/30/18[g]	15.00	0.01	0.18	0.19	-	-	-	15.19	1.27%	[b]	32,952	0.41%	[a]	0.15%	[a]	0.16%	[a]
Class M4
3/31/19[r]	$15.17	$0.33	$(0.17)	$0.16	$(0.32)	$(0.01)	$(0.33)	$15.00	1.32%	[b]	$22,620	0.56%	[a]	0.40%	[a]	4.59%	[a]
9/30/18[g]	15.00	(0.01)	0.18	0.17	-	-	-	15.17	1.13%	[b]	20,459	0.66%	[a]	0.40%	[a]	(0.08%	)[a]
Class M3
3/31/19[r]	$15.14	$0.28	$(0.13)	$0.15	$(0.28)	$(0.01)	$(0.29)	$15.00	1.17%	[b]	$14,456	0.81%	[a]	0.65%	[a]	3.87%	[a]
9/30/18[g]	15.00	(0.04)	0.18	0.14	-	-	-	15.14	0.93%	[b]	15,085	0.91%	[a]	0.65%	[a]	(0.33%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.21	$0.31	$(0.16)	$0.15	$(0.34)	$(0.02)	$(0.36)	$15.00	1.20%	[b]	$42,426	0.18%	[a]	0.00%	[a,e]	4.28%	[a]
9/30/18[g]	15.00	0.02	0.19	0.21	-	-	-	15.21	1.40%	[b]	27,304	0.34%	[a]	0.00%	[a]	0.29%	[a]
Class M5
3/31/19[r]	$15.19	$0.30	$(0.15)	$0.15	$(0.33)	$(0.02)	$(0.35)	$14.99	1.18%	[b]	$51,209	0.33%	[a]	0.15%	[a]	4.21%	[a]
9/30/18[g]	15.00	0.01	0.18	0.19	-	-	-	15.19	1.27%	[b]	53,386	0.49%	[a]	0.15%	[a]	0.14%	[a]
Class M4
3/31/19[r]	$15.17	$0.26	$(0.13)	$0.13	$(0.29)	$(0.02)	$(0.31)	$14.99	1.04%	[b]	$14,457	0.58%	[a]	0.40%	[a]	3.61%	[a]
9/30/18[g]	15.00	(0.01)	0.18	0.17	-	-	-	15.17	1.13%	[b]	11,781	0.74%	[a]	0.40%	[a]	(0.12%	)[a]
Class M3
3/31/19[r]	$15.15	$0.30	$(0.20)	$0.10	$(0.26)	$(0.02)	$(0.28)	$14.97	0.87%	[b]	$8,409	0.83%	[a]	0.65%	[a]	4.21%	[a]
9/30/18[g]	15.00	(0.04)	0.19	0.15	-	-	-	15.15	1.00%	[b]	7,694	0.99%	[a]	0.65%	[a]	(0.37%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	21%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.23	$0.28	$(0.19)	$0.09	$(0.33)	$(0.01)	$(0.34)	$14.98	0.83%	[b]	$176,422	0.05%	[a]	0.01%	[a]	3.90%	[a]
9/30/18[g]	15.00	0.02	0.21	0.23	-	-	-	15.23	1.53%	[b]	110,027	0.05%	[a]	0.00%	[a]	0.25%	[a]
Class M5
3/31/19[r]	$15.21	$0.28	$(0.20)	$0.08	$(0.31)	$(0.01)	$(0.32)	$14.97	0.76%	[b]	$238,900	0.19%	[a]	0.16%	[a]	3.90%	[a]
9/30/18[g]	15.00	0.01	0.20	0.21	-	-	-	15.21	1.40%	[b]	243,194	0.20%	[a]	0.15%	[a]	0.09%	[a]
Class M4
3/31/19[r]	$15.19	$0.28	$(0.22)	$0.06	$(0.28)	$(0.01)	$(0.29)	$14.96	0.62%	[b]	$146,455	0.44%	[a]	0.41%	[a]	3.91%	[a]
9/30/18[g]	15.00	(0.01)	0.20	0.19	-	-	-	15.19	1.27%	[b]	136,540	0.45%	[a]	0.40%	[a]	(0.16%	)[a]
Class M3
3/31/19[r]	$15.17	$0.24	$(0.19)	$0.05	$(0.24)	$(0.01)	$(0.25)	$14.97	0.53%	[b]	$75,190	0.69%	[a]	0.66%	[a]	3.38%	[a]
9/30/18[g]	15.00	(0.04)	0.21	0.17	-	-	-	15.17	1.13%	[b]	76,167	0.70%	[a]	0.65%	[a]	(0.41%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	11%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.23	$0.25	$(0.21)	$0.04	$(0.29)	$(0.01)	$(0.30)	$14.97	0.54%	[b]	$146,751	0.06%	[a]	0.01%	[a]	3.47%	[a]
9/30/18[g]	15.00	0.02	0.21	0.23	-	-	-	15.23	1.53%	[b]	81,689	0.09%	[a]	0.00%	[a]	0.20%	[a]
Class M5
3/31/19[r]	$15.22	$0.25	$(0.22)	$0.03	$(0.28)	$(0.01)	$(0.29)	$14.96	0.42%	[b]	$145,168	0.21%	[a]	0.16%	[a]	3.55%	[a]
9/30/18[g]	15.00	0.00 [d]	0.22	0.22	-	-	-	15.22	1.47%	[b]	147,045	0.24%	[a]	0.15%	[a]	0.05%	[a]
Class M4
3/31/19[r]	$15.20	$0.23	$(0.21)	$0.02	$(0.25)	$(0.01)	$(0.26)	$14.96	0.32%	[b]	$69,242	0.46%	[a]	0.41%	[a]	3.29%	[a]
9/30/18[g]	15.00	(0.02)	0.22	0.20	-	-	-	15.20	1.33%	[b]	61,589	0.49%	[a]	0.40%	[a]	(0.20%	)[a]
Class M3
3/31/19[r]	$15.17	$0.22	$(0.22)	$0.00	$(0.23)	$(0.01)	$(0.24)	$14.93	0.20%	[b]	$55,467	0.71%	[a]	0.66%	[a]	3.09%	[a]
9/30/18[g]	15.00	(0.04)	0.21	0.17	-	-	-	15.17	1.13%	[b]	44,333	0.74%	[a]	0.65%	[a]	(0.45%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	9%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.23	$0.22	$(0.22)	$0.00 [d]	$(0.28)	$(0.00)[d]	$(0.28)	$14.95	0.25%	[b]	$262,393	0.03%	[a]	0.01%	[a]	3.13%	[a]
9/30/18[g]	15.00	0.01	0.22	0.23	-	-	-	15.23	1.53%	[b]	148,473	0.04%	[a]	0.00%	[a]	0.16%	[a]
Class M5
3/31/19[r]	$15.22	$0.23	$(0.24)	$(0.01)	$(0.26)	$(0.00)[d]	$(0.26)	$14.95	0.19%	[b]	$403,537	0.18%	[a]	0.16%	[a]	3.22%	[a]
9/30/18[g]	15.00	0.00 [d]	0.22	0.22	-	-	-	15.22	1.47%	[b]	409,120	0.19%	[a]	0.15%	[a]	0.00%	[a]
Class M4
3/31/19[r]	$15.20	$0.23	$(0.26)	$(0.03)	$(0.24)	$(0.00)[d]	$(0.24)	$14.93	0.01%	[b]	$242,401	0.43%	[a]	0.41%	[a]	3.20%	[a]
9/30/18[g]	15.00	(0.02)	0.22	0.20	-	-	-	15.20	1.33%	[b]	193,313	0.44%	[a]	0.40%	[a]	(0.25%	)[a]
Class M3
3/31/19[r]	$15.17	$0.19	$(0.22)	$(0.03)	$(0.20)	$(0.00)[d]	$(0.20)	$14.94	(0.01%	)[b]	$127,819	0.68%	[a]	0.66%	[a]	2.68%	[a]
9/30/18[g]	15.00	(0.05)	0.22	0.17	-	-	-	15.17	1.13%	[b]	123,963	0.69%	[a]	0.65%	[a]	(0.50%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	7%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.24	$0.20	$(0.25)	$(0.05)	$(0.25)	$(0.00)[d]	$(0.25)	$14.94	(0.05%	)[b]	$125,686	0.07%	[a]	0.01%	[a]	2.83%	[a]
9/30/18[g]	15.00	0.01	0.23	0.24	-	-	-	15.24	1.60%	[b]	70,756	0.10%	[a]	0.00%	[a]	0.12%	[a]
Class M5
3/31/19[r]	$15.23	$0.20	$(0.26)	$(0.06)	$(0.24)	$(0.00)[d]	$(0.24)	$14.93	(0.17%	)[b]	$141,270	0.22%	[a]	0.16%	[a]	2.88%	[a]
9/30/18[g]	15.00	(0.00)[d]	0.23	0.23	-	-	-	15.23	1.53%	[b]	136,793	0.25%	[a]	0.15%	[a]	(0.03%	)[a]
Class M4
3/31/19[r]	$15.20	$0.19	$(0.25)	$(0.06)	$(0.21)	$(0.00)[d]	$(0.21)	$14.93	(0.20%	)[b]	$58,513	0.47%	[a]	0.41%	[a]	2.64%	[a]
9/30/18[g]	15.00	(0.03)	0.23	0.20	-	-	-	15.20	1.33%	[b]	54,036	0.50%	[a]	0.40%	[a]	(0.28%	)[a]
Class M3
3/31/19[r]	$15.18	$0.17	$(0.25)	$(0.08)	$(0.19)	$(0.00)[d]	$(0.19)	$14.91	(0.37%	)[b]	$56,549	0.72%	[a]	0.66%	[a]	2.37%	[a]
9/30/18[g]	15.00	(0.05)	0.23	0.18	-	-	-	15.18	1.20%	[b]	50,119	0.75%	[a]	0.65%	[a]	(0.53%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	6%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.24	$0.18	$(0.25)	$(0.07)	$(0.24)	$(0.00)[d]	$(0.24)	$14.93	(0.24%	)[b]	$170,943	0.04%	[a]	0.01%	[a]	2.58%	[a]
9/30/18[g]	15.00	0.01	0.23	0.24	-	-	-	15.24	1.60%	[b]	99,534	0.05%	[a]	0.00%	[a]	0.08%	[a]
Class M5
3/31/19[r]	$15.23	$0.19	$(0.28)	$(0.09)	$(0.22)	$(0.00)[d]	$(0.22)	$14.92	(0.37%	)[b]	$312,803	0.19%	[a]	0.16%	[a]	2.64%	[a]
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	316,521	0.20%	[a]	0.15%	[a]	(0.07%	)[a]
Class M4
3/31/19[r]	$15.21	$0.19	$(0.29)	$(0.10)	$(0.20)	$(0.00)[d]	$(0.20)	$14.91	(0.45%	)[b]	$180,269	0.44%	[a]	0.41%	[a]	2.66%	[a]
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	132,361	0.45%	[a]	0.40%	[a]	(0.32%	)[a]
Class M3
3/31/19[r]	$15.18	$0.15	$(0.26)	$(0.11)	$(0.16)	$(0.00)[d]	$(0.16)	$14.91	(0.57%	)[b]	$88,428	0.69%	[a]	0.66%	[a]	2.08%	[a]
9/30/18[g]	15.00	(0.05)	0.23	0.18	-	-	-	15.18	1.20%	[b]	86,806	0.70%	[a]	0.65%	[a]	(0.57%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	7%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.25	$0.17	$(0.27)	$(0.10)	$(0.23)	$(0.00)[d]	$(0.23)	$14.92	(0.43%	)[b]	$75,931	0.09%	[a]	0.00%	[a,e]	2.42%	[a]
9/30/18[g]	15.00	0.01	0.24	0.25	-	-	-	15.25	1.67%	[b]	41,249	0.12%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/19[r]	$15.23	$0.17	$(0.27)	$(0.10)	$(0.21)	$(0.00)[d]	$(0.21)	$14.92	(0.43%	)[b]	$109,621	0.24%	[a]	0.15%	[a]	2.45%	[a]
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	106,428	0.27%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/19[r]	$15.21	$0.16	$(0.28)	$(0.12)	$(0.18)	$(0.00)[d]	$(0.18)	$14.91	(0.58%	)[b]	$44,964	0.49%	[a]	0.40%	[a]	2.21%	[a]
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	39,913	0.52%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/19[r]	$15.19	$0.14	$(0.27)	$(0.13)	$(0.16)	$(0.00)[d]	$(0.16)	$14.90	(0.72%	)[b]	$41,845	0.74%	[a]	0.65%	[a]	1.99%	[a]
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	35,501	0.77%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	6%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.25	$0.16	$(0.25)	$(0.09)	$(0.23)	$(0.00)[d]	$(0.23)	$14.93	(0.39%	)[b]	$90,404	0.06%	[a]	0.00%	[a,e]	2.31%	[a]
9/30/18[g]	15.00	0.00 [d]	0.25	0.25	-	-	-	15.25	1.67%	[b]	46,555	0.08%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/19[r]	$15.23	$0.76	$(0.86)	$(0.10)	$(0.21)	$(0.00)[d]	$(0.21)	$14.92	(0.45%	)[b]	$203,350	0.21%	[a]	0.15%	[a]	2.48%	[a]
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	199,760	0.23%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/19[r]	$15.21	$0.18	$(0.30)	$(0.12)	$(0.19)	$(0.00)[d]	$(0.19)	$14.90	(0.61%	)[b]	$99,587	0.46%	[a]	0.40%	[a]	2.51%	[a]
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	76,013	0.48%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/19[r]	$15.19	$0.03	$(0.16)	$(0.13)	$(0.15)	$(0.00)[d]	$(0.15)	$14.91	(0.70%	)[b]	$49,349	0.71%	[a]	0.65%	[a]	1.92%	[a]
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	44,079	0.73%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	7%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.25	$0.16	$(0.26)	$(0.10)	$(0.23)	$(0.00)[d]	$(0.23)	$14.92	(0.43%	)[b]	$33,481	0.17%	[a]	0.00%	[a,e]	2.26%	[a]
9/30/18[g]	15.00	(0.00)[d]	0.25	0.25	-	-	-	15.25	1.67%	[b]	16,170	0.24%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/19[r]	$15.23	$0.17	$(0.27)	$(0.10)	$(0.21)	$(0.00)[d]	$(0.21)	$14.92	(0.43%	)[b]	$63,995	0.32%	[a]	0.15%	[a]	2.47%	[a]
9/30/18[g]	15.00	(0.01)	0.24	0.23	-	-	-	15.23	1.53%	[b]	59,887	0.39%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/19[r]	$15.21	$0.15	$(0.27)	$(0.12)	$(0.18)	$(0.00)[d]	$(0.18)	$14.91	(0.60%	)[b]	$21,533	0.57%	[a]	0.40%	[a]	2.13%	[a]
9/30/18[g]	15.00	(0.03)	0.24	0.21	-	-	-	15.21	1.40%	[b]	18,047	0.64%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/19[r]	$15.19	$0.14	$(0.28)	$(0.14)	$(0.16)	$(0.00)[d]	$(0.16)	$14.89	(0.75%	)[b]	$16,728	0.82%	[a]	0.65%	[a]	1.97%	[a]
9/30/18[g]	15.00	(0.05)	0.24	0.19	-	-	-	15.19	1.27%	[b]	13,616	0.89%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	5%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$15.25	$0.17	$(0.28	)aa	$(0.11)	$(0.23)	$(0.02)	$(0.25)	$14.89	(0.47%	)[b]	$7,191	1.17%	[a]	0.00%	[a,e]	2.42%	[a]
9/30/18[g]	15.00	0.00 [d]	0.25		0.25	-	-	-	15.25	1.67%	[b]	3,616	2.35%	[a]	0.00%	[a]	0.06%	[a]
Class M5
3/31/19[r]	$15.24	$0.16	$(0.28	)aa	$(0.12)	$(0.21)	$(0.02)	$(0.23)	$14.89	(0.51%	)[b]	$5,194	1.32%	[a]	0.15%	[a]	2.33%	[a]
9/30/18[g]	15.00	(0.01)	0.25		0.24	-	-	-	15.24	1.60%	[b]	3,032	2.50%	[a]	0.15%	[a]	(0.09%	)[a]
Class M4
3/31/19[r]	$15.21	$0.16	$(0.29	)aa	$(0.13)	$(0.19)	$(0.02)	$(0.21)	$14.87	(0.60%	)[b]	$6,081	1.57%	[a]	0.40%	[a]	2.26%	[a]
9/30/18[g]	15.00	(0.02)	0.23		0.21	-	-	-	15.21	1.40%	[b]	3,919	2.75%	[a]	0.40%	[a]	(0.34%	)[a]
Class M3
3/31/19[r]	$15.19	$0.14	$(0.29	)aa	$(0.15)	$(0.17)	$(0.02)	$(0.19)	$14.85	(0.78%	)[b]	$2,777	1.82%	[a]	0.65%	[a]	2.00%	[a]
9/30/18[g]	15.00	(0.04)	0.23		0.19	-	-	-	15.19	1.27%	[b]	2,126	3.00%	[a]	0.65%	[a]	(0.59%	)[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	9%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

53

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 13 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Funds invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Investment Advisers, LLC (“MML Advisers”) at 1-888-309-3539.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the SEC, the presentation of certain disclosures within the Statements of Assets and Liabilities and the Statements of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statements of Assets and Liabilities. Adjustments to the Statements of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

54

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

	MM Select T. Rowe Price Retirement Balanced Fund	MM Select T. Rowe Price Retirement 2005 Fund	MM Select T. Rowe Price Retirement 2010 Fund	MM Select T. Rowe Price Retirement 2015 Fund	MM Select T. Rowe Price Retirement 2020 Fund	MM Select T. Rowe Price Retirement 2025 Fund	MM Select T. Rowe Price Retirement 2030 Fund
Undistributed (accumulated) net investment income (loss) at end of period	$(933)	$8,431	$27,916	$25,937	$(8,980)	$(4,422)	$(13,217)

	MM Select T. Rowe Price Retirement 2035 Fund	MM Select T. Rowe Price Retirement 2040 Fund	MM Select T. Rowe Price Retirement 2045 Fund	MM Select T. Rowe Price Retirement 2050 Fund	MM Select T. Rowe Price Retirement 2055 Fund	MM Select T. Rowe Price Retirement 2060 Fund
Undistributed (accumulated) net investment income (loss) at end of period	$(3,919)	$(212,988)	$(47,198)	$(156,619)	$(8,657)	$(142)

The Funds did not have any distributions to shareholders from net investment income and net realized gains during the year ended September 30, 2018.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

55

Notes to Financial Statements (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2019. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2019. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

56

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each Fund.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund	None	0.15%	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class M4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class M3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

57

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

Effective October 18, 2018, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2005 Fund*	0.38%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2010 Fund*	0.38%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2015 Fund*	0.41%	0.56%	0.81%	1.06%
MM Select T. Rowe Price Retirement 2020 Fund*	0.45%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2025 Fund*	0.48%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2030 Fund*	0.51%	0.66%	0.91%	1.16%
MM Select T. Rowe Price Retirement 2035 Fund*	0.54%	0.69%	0.94%	1.19%
MM Select T. Rowe Price Retirement 2040 Fund*	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2045 Fund*	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2050 Fund*	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2055 Fund*	0.56%	0.71%	0.96%	1.21%
MM Select T. Rowe Price Retirement 2060 Fund*	0.56%	0.71%	0.96%	1.21%

*	Expense caps in effect through January 31, 2020.

Prior to October 18, 2018, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2005 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2010 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2015 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2020 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2025 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2030 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2035 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2040 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2045 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2050 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2055 Fund	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2060 Fund	0.00%	0.15%	0.40%	0.65%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

58

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2019:

Total % Ownership by Related Party
MM Select T. Rowe Price Retirement Balanced Fund	98.5%
MM Select T. Rowe Price Retirement 2005 Fund	99.0%
MM Select T. Rowe Price Retirement 2010 Fund	99.9%
MM Select T. Rowe Price Retirement 2015 Fund	99.4%
MM Select T. Rowe Price Retirement 2020 Fund	99.5%
MM Select T. Rowe Price Retirement 2025 Fund	99.1%
MM Select T. Rowe Price Retirement 2030 Fund	99.6%
MM Select T. Rowe Price Retirement 2035 Fund	98.9%
MM Select T. Rowe Price Retirement 2040 Fund	99.5%
MM Select T. Rowe Price Retirement 2045 Fund	98.6%
MM Select T. Rowe Price Retirement 2050 Fund	99.3%
MM Select T. Rowe Price Retirement 2055 Fund	97.4%
MM Select T. Rowe Price Retirement 2060 Fund	95.5%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM Select T. Rowe Price Retirement Balanced Fund	$-	$14,341,590	$-	$4,944,255
MM Select T. Rowe Price Retirement 2005 Fund	-	9,734,233	-	4,430,190
MM Select T. Rowe Price Retirement 2010 Fund	-	56,837,762	-	15,882,947
MM Select T. Rowe Price Retirement 2015 Fund	-	41,485,999	-	22,323,923
MM Select T. Rowe Price Retirement 2020 Fund	-	157,354,955	-	67,648,617
MM Select T. Rowe Price Retirement 2025 Fund	-	122,586,376	-	32,320,748
MM Select T. Rowe Price Retirement 2030 Fund	-	254,664,712	-	69,640,642
MM Select T. Rowe Price Retirement 2035 Fund	-	98,102,830	-	21,522,561
MM Select T. Rowe Price Retirement 2040 Fund	-	177,365,331	-	46,120,662
MM Select T. Rowe Price Retirement 2045 Fund	-	68,121,813	-	15,212,873
MM Select T. Rowe Price Retirement 2050 Fund	-	110,549,662	-	26,898,480
MM Select T. Rowe Price Retirement 2055 Fund	-	35,520,850	-	6,044,163
MM Select T. Rowe Price Retirement 2060 Fund	-	10,031,147	-	1,446,908

59

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class I*
Sold	523,676	$7,626,337	494,288	$7,427,850
Issued as reinvestment of dividends	22,020	302,771	-	-
Redeemed	(72,530)	(1,053,240)	(137,537)	(2,072,630)

Net increase (decrease)	473,166	$6,875,868	356,751	$5,355,220

MM Select T. Rowe Price Retirement Balanced Fund Class M5*
Sold	55,530	$812,065	2,138,292	$32,099,811
Issued as reinvestment of dividends	19,869	273,993	-	-
Redeemed	(104,369)	(1,496,432)	(1,534,281)	(23,258,236)

Net increase (decrease)	(28,970)	$(410,374)	604,011	$8,841,575

MM Select T. Rowe Price Retirement Balanced Fund Class M4*
Sold	171,894	$2,481,009	1,132,005	$16,985,251
Issued as reinvestment of dividends	30,575	420,709	-	-
Redeemed	(101,199)	(1,494,826)	(193,474)	(2,907,883)

Net increase (decrease)	101,270	$1,406,892	938,531	$14,077,368

MM Select T. Rowe Price Retirement Balanced Fund Class M3*
Sold	103,528	$1,511,624	502,641	$7,544,916
Issued as reinvestment of dividends	14,126	194,378	-	-
Redeemed	(52,267)	(765,482)	(84,470)	(1,269,900)

Net increase (decrease)	65,387	$940,520	418,171	$6,275,016

MM Select T. Rowe Price Retirement 2005 Fund Class I*
Sold	492,065	$7,180,135	377,866	$5,658,569
Issued as reinvestment of dividends	14,056	196,650	-	-
Redeemed	(167,200)	(2,467,935)	(53,073)	(797,455)

Net increase (decrease)	338,921	$4,908,850	324,793	$4,861,114

MM Select T. Rowe Price Retirement 2005 Fund Class M5*
Sold	13,457	$197,792	608,244	$9,128,029
Issued as reinvestment of dividends	10,366	144,916	-	-
Redeemed	(44,006)	(651,528)	(96,969)	(1,456,007)

Net increase (decrease)	(20,183)	$(308,820)	511,275	$7,672,022

MM Select T. Rowe Price Retirement 2005 Fund Class M4*
Sold	45,638	$655,036	180,020	$2,699,604
Issued as reinvestment of dividends	2,486	34,772	-	-
Redeemed	(24,641)	(357,443)	(44,071)	(662,548)

Net increase (decrease)	23,483	$332,365	135,949	$2,037,056

60

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2005 Fund Class M3*
Sold	16,942	$251,113	104,102	$1,562,786
Issued as reinvestment of dividends	973	13,589	-	-
Redeemed	(12,927)	(189,627)	(44,930)	(675,418)

Net increase (decrease)	4,988	$75,075	59,172	$887,368

MM Select T. Rowe Price Retirement 2010 Fund Class I*
Sold	2,851,252	$42,655,361	1,430,371	$21,479,659
Issued as reinvestment of dividends	95,805	1,324,019	-	-
Redeemed	(388,335)	(5,699,725)	(125,186)	(1,882,960)

Net increase (decrease)	2,558,722	$38,279,655	1,305,185	$19,596,699

MM Select T. Rowe Price Retirement 2010 Fund Class M5*
Sold	134,587	$1,969,841	2,833,364	$42,524,217
Issued as reinvestment of dividends	56,563	781,704	-	-
Redeemed	(342,620)	(4,923,231)	(664,184)	(9,973,912)

Net increase (decrease)	(151,470)	$(2,171,686)	2,169,180	$32,550,305

MM Select T. Rowe Price Retirement 2010 Fund Class M4*
Sold	428,462	$6,314,673	1,577,965	$23,653,033
Issued as reinvestment of dividends	37,411	517,025	-	-
Redeemed	(307,095)	(4,521,756)	(229,148)	(3,438,433)

Net increase (decrease)	158,778	$2,309,942	1,348,817	$20,214,600

MM Select T. Rowe Price Retirement 2010 Fund Class M3*
Sold	112,748	$1,635,211	1,107,903	$16,618,127
Issued as reinvestment of dividends	19,769	273,398	-	-
Redeemed	(165,098)	(2,423,829)	(111,889)	(1,672,874)

Net increase (decrease)	(32,581)	$(515,220)	996,014	$14,945,253

MM Select T. Rowe Price Retirement 2015 Fund Class I*
Sold	1,775,481	$25,815,505	2,021,697	$30,407,713
Issued as reinvestment of dividends	67,876	928,545	-	-
Redeemed	(810,642)	(11,803,514)	(226,345)	(3,413,112)

Net increase (decrease)	1,032,715	$14,940,536	1,795,352	$26,994,601

MM Select T. Rowe Price Retirement 2015 Fund Class M5*
Sold	115,713	$1,680,684	3,859,764	$58,277,932
Issued as reinvestment of dividends	87,287	1,194,090	-	-
Redeemed	(300,451)	(4,397,390)	(346,262)	(5,206,523)

Net increase (decrease)	(97,451)	$(1,522,616)	3,513,502	$53,071,409

MM Select T. Rowe Price Retirement 2015 Fund Class M4*
Sold	333,291	$4,799,278	909,509	$13,639,463
Issued as reinvestment of dividends	17,563	240,259	-	-
Redeemed	(162,851)	(2,383,825)	(132,921)	(1,999,898)

Net increase (decrease)	188,003	$2,655,712	776,588	$11,639,565

61

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2015 Fund Class M3*
Sold	230,868	$3,350,502	731,794	$10,974,514
Issued as reinvestment of dividends	13,362	182,792	-	-
Redeemed	(190,536)	(2,750,194)	(223,849)	(3,377,753)

Net increase (decrease)	53,694	$783,100	507,945	$7,596,761

MM Select T. Rowe Price Retirement 2020 Fund Class I*
Sold	5,388,295	$78,639,796	8,010,064	$120,472,198
Issued as reinvestment of dividends	254,826	3,437,606	-	-
Redeemed	(1,092,285)	(15,820,306)	(783,662)	(11,803,401)

Net increase (decrease)	4,550,836	$66,257,096	7,226,402	$108,668,797

MM Select T. Rowe Price Retirement 2020 Fund Class M5*
Sold	820,977	$12,039,349	17,567,791	$263,744,752
Issued as reinvestment of dividends	382,034	5,153,643	-	-
Redeemed	(1,235,953)	(17,655,079)	(1,580,515)	(23,715,673)

Net increase (decrease)	(32,942)	$(462,087)	15,987,276	$240,029,079

MM Select T. Rowe Price Retirement 2020 Fund Class M4*
Sold	2,821,097	$41,114,208	10,197,216	$152,874,661
Issued as reinvestment of dividends	217,243	2,930,614	-	-
Redeemed	(2,239,899)	(32,707,389)	(1,207,801)	(18,131,990)

Net increase (decrease)	798,441	$11,337,433	8,989,415	$134,742,671

MM Select T. Rowe Price Retirement 2020 Fund Class M3*
Sold	614,065	$8,876,842	5,918,476	$88,775,573
Issued as reinvestment of dividends	91,624	1,236,920	-	-
Redeemed	(703,814)	(10,195,300)	(896,166)	(13,442,564)

Net increase (decrease)	1,875	$(81,538)	5,022,310	$75,333,009

MM Select T. Rowe Price Retirement 2025 Fund Class I*
Sold	5,032,231	$72,446,318	5,946,748	$89,574,281
Issued as reinvestment of dividends	172,516	2,301,367	-	-
Redeemed	(766,486)	(11,057,629)	(584,266)	(8,830,678)

Net increase (decrease)	4,438,261	$63,690,056	5,362,482	$80,743,603

MM Select T. Rowe Price Retirement 2025 Fund Class M5*
Sold	720,692	$10,430,237	10,686,615	$160,780,344
Issued as reinvestment of dividends	211,575	2,822,407	-	-
Redeemed	(893,909)	(12,735,910)	(1,024,066)	(15,380,466)

Net increase (decrease)	38,358	$516,734	9,662,549	$145,399,878

MM Select T. Rowe Price Retirement 2025 Fund Class M4*
Sold	1,010,411	$14,658,312	4,541,660	$68,096,833
Issued as reinvestment of dividends	84,395	1,125,831	-	-
Redeemed	(519,029)	(7,381,735)	(488,493)	(7,343,656)

Net increase (decrease)	575,777	$8,402,408	4,053,167	$60,753,177

62

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class M3*
Sold	1,045,667	$15,019,273	3,118,590	$46,794,436
Issued as reinvestment of dividends	62,764	836,639	-	-
Redeemed	(316,397)	(4,591,945)	(196,461)	(2,938,715)

Net increase (decrease)	792,034	$11,263,967	2,922,129	$43,855,721

MM Select T. Rowe Price Retirement 2030 Fund Class I*
Sold	8,270,925	$118,953,273	10,084,554	$151,677,820
Issued as reinvestment of dividends	295,252	3,891,424	-	-
Redeemed	(764,461)	(10,935,398)	(338,565)	(5,101,933)

Net increase (decrease)	7,801,716	$111,909,299	9,745,989	$146,575,887

MM Select T. Rowe Price Retirement 2030 Fund Class M5*
Sold	1,497,149	$21,807,270	28,261,816	$424,528,602
Issued as reinvestment of dividends	545,146	7,185,026	-	-
Redeemed	(1,925,622)	(26,512,060)	(1,382,042)	(20,702,378)

Net increase (decrease)	116,673	$2,480,236	26,879,774	$403,826,224

MM Select T. Rowe Price Retirement 2030 Fund Class M4*
Sold	5,099,857	$74,203,903	13,890,820	$208,267,303
Issued as reinvestment of dividends	293,988	3,874,767	-	-
Redeemed	(1,881,786)	(26,933,492)	(1,170,464)	(17,608,336)

Net increase (decrease)	3,512,059	$51,145,178	12,720,356	$190,658,967

MM Select T. Rowe Price Retirement 2030 Fund Class M3*
Sold	1,267,384	$18,156,740	8,893,989	$133,427,767
Issued as reinvestment of dividends	126,451	1,667,890	-	-
Redeemed	(1,004,987)	(14,518,888)	(724,855)	(10,863,125)

Net increase (decrease)	388,848	$5,305,742	8,169,134	$122,564,642

MM Select T. Rowe Price Retirement 2035 Fund Class I*
Sold	4,088,691	$58,183,452	4,877,942	$73,514,632
Issued as reinvestment of dividends	127,615	1,666,648	-	-
Redeemed	(446,543)	(6,407,140)	(235,026)	(3,542,205)

Net increase (decrease)	3,769,763	$53,442,960	4,642,916	$69,972,427

MM Select T. Rowe Price Retirement 2035 Fund Class M5*
Sold	762,927	$11,021,755	9,504,785	$143,149,901
Issued as reinvestment of dividends	168,851	2,205,200	-	-
Redeemed	(455,811)	(6,327,548)	(520,125)	(7,816,862)

Net increase (decrease)	475,967	$6,899,407	8,984,660	$135,333,039

MM Select T. Rowe Price Retirement 2035 Fund Class M4*
Sold	772,602	$11,116,845	3,828,625	$57,369,577
Issued as reinvestment of dividends	60,506	790,206	-	-
Redeemed	(467,511)	(6,604,049)	(273,999)	(4,125,086)

Net increase (decrease)	365,597	$5,303,002	3,554,626	$53,244,491

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class M3*
Sold	695,813	$9,934,183	3,731,791	$56,027,815
Issued as reinvestment of dividends	50,878	664,471	-	-
Redeemed	(255,835)	(3,707,366)	(429,777)	(6,368,403)

Net increase (decrease)	490,856	$6,891,288	3,302,014	$49,659,412

MM Select T. Rowe Price Retirement 2040 Fund Class I*
Sold	5,225,314	$73,949,552	6,830,426	$102,667,136
Issued as reinvestment of dividends	164,587	2,134,692	-	-
Redeemed	(469,160)	(6,761,303)	(300,438)	(4,518,567)

Net increase (decrease)	4,920,741	$69,322,941	6,529,988	$98,148,569

MM Select T. Rowe Price Retirement 2040 Fund Class M5*
Sold	1,271,626	$18,362,113	22,313,893	$335,197,366
Issued as reinvestment of dividends	357,454	4,636,176	-	-
Redeemed	(1,454,469)	(19,846,238)	(1,529,699)	(22,904,276)

Net increase (decrease)	174,611	$3,152,051	20,784,194	$312,293,090

MM Select T. Rowe Price Retirement 2040 Fund Class M4*
Sold	4,568,828	$66,109,024	9,310,952	$139,560,863
Issued as reinvestment of dividends	184,753	2,394,399	-	-
Redeemed	(1,363,764)	(19,225,887)	(606,303)	(9,106,669)

Net increase (decrease)	3,389,817	$49,277,536	8,704,649	$130,454,194

MM Select T. Rowe Price Retirement 2040 Fund Class M3*
Sold	722,331	$10,376,706	6,089,866	$91,399,298
Issued as reinvestment of dividends	69,037	895,414	-	-
Redeemed	(578,593)	(8,313,605)	(372,524)	(5,571,316)

Net increase (decrease)	212,775	$2,958,515	5,717,342	$85,827,982

MM Select T. Rowe Price Retirement 2045 Fund Class I*
Sold	2,503,373	$35,264,701	2,820,433	$42,517,292
Issued as reinvestment of dividends	66,165	854,192	-	-
Redeemed	(186,965)	(2,697,054)	(115,249)	(1,740,678)

Net increase (decrease)	2,382,573	$33,421,839	2,705,184	$40,776,614

MM Select T. Rowe Price Retirement 2045 Fund Class M5*
Sold	643,830	$9,228,965	7,384,988	$111,010,636
Issued as reinvestment of dividends	117,839	1,521,303	-	-
Redeemed	(400,019)	(5,509,892)	(398,539)	(5,998,636)

Net increase (decrease)	361,650	$5,240,376	6,986,449	$105,012,000

MM Select T. Rowe Price Retirement 2045 Fund Class M4*
Sold	755,810	$10,773,942	2,888,515	$43,315,933
Issued as reinvestment of dividends	40,562	523,650	-	-
Redeemed	(404,907)	(5,627,384)	(264,491)	(3,987,042)

Net increase (decrease)	391,465	$5,670,208	2,624,024	$39,328,891

64

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class M3*
Sold	693,510	$9,895,966	2,762,872	$41,467,137
Issued as reinvestment of dividends	31,681	409,006	-	-
Redeemed	(254,110)	(3,632,573)	(425,419)	(6,266,518)

Net increase (decrease)	471,081	$6,672,399	2,337,453	$35,200,619

MM Select T. Rowe Price Retirement 2050 Fund Class I*
Sold	3,127,893	$43,862,732	3,190,524	$47,958,604
Issued as reinvestment of dividends	73,030	942,819	-	-
Redeemed	(197,913)	(2,839,240)	(137,079)	(2,067,512)

Net increase (decrease)	3,003,010	$41,966,311	3,053,445	$45,891,092

MM Select T. Rowe Price Retirement 2050 Fund Class M5*
Sold	1,290,875	$18,463,171	13,847,747	$207,985,182
Issued as reinvestment of dividends	219,457	2,833,186	-	-
Redeemed	(995,355)	(13,488,324)	(734,911)	(10,989,190)

Net increase (decrease)	514,977	$7,808,033	13,112,836	$196,995,992

MM Select T. Rowe Price Retirement 2050 Fund Class M4*
Sold	2,520,419	$36,439,506	5,358,420	$80,324,444
Issued as reinvestment of dividends	98,559	1,271,412	-	-
Redeemed	(934,039)	(12,895,994)	(361,086)	(5,421,576)

Net increase (decrease)	1,684,939	$24,814,924	4,997,334	$74,902,868

MM Select T. Rowe Price Retirement 2050 Fund Class M3*
Sold	575,185	$8,227,206	3,142,944	$47,137,660
Issued as reinvestment of dividends	35,052	452,516	-	-
Redeemed	(202,079)	(2,909,218)	(240,599)	(3,602,902)

Net increase (decrease)	408,158	$5,770,504	2,902,345	$43,534,758

MM Select T. Rowe Price Retirement 2055 Fund Class I*
Sold	1,249,490	$17,415,014	1,138,948	$17,201,375
Issued as reinvestment of dividends	25,722	331,818	-	-
Redeemed	(91,924)	(1,312,836)	(78,485)	(1,188,871)

Net increase (decrease)	1,183,288	$16,433,996	1,060,463	$16,012,504

MM Select T. Rowe Price Retirement 2055 Fund Class M5*
Sold	576,444	$8,211,875	4,118,500	$61,864,733
Issued as reinvestment of dividends	68,293	880,982	-	-
Redeemed	(285,454)	(3,878,459)	(187,346)	(2,815,686)

Net increase (decrease)	359,283	$5,214,398	3,931,154	$59,049,047

65

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Period Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class M4*
Sold	358,228	$5,128,457	1,374,339	$20,608,058
Issued as reinvestment of dividends	17,543	226,477	-	-
Redeemed	(117,979)	(1,653,433)	(187,912)	(2,834,693)

Net increase (decrease)	257,792	$3,701,501	1,186,427	$17,773,365

MM Select T. Rowe Price Retirement 2055 Fund Class M3*
Sold	303,450	$4,336,170	1,115,598	$16,739,284
Issued as reinvestment of dividends	12,720	164,088	-	-
Redeemed	(89,220)	(1,278,622)	(219,082)	(3,239,848)

Net increase (decrease)	226,950	$3,221,636	896,516	$13,499,436

MM Select T. Rowe Price Retirement 2060 Fund Class I*
Sold	270,091	$3,844,300	271,454	$4,094,087
Issued as reinvestment of dividends	5,997	77,246	-	-
Redeemed	(30,366)	(431,192)	(34,306)	(511,121)

Net increase (decrease)	245,722	$3,490,354	237,148	$3,582,966

MM Select T. Rowe Price Retirement 2060 Fund Class M5*
Sold	164,167	$2,349,205	261,696	$3,932,286
Issued as reinvestment of dividends	4,736	60,999	-	-
Redeemed	(19,021)	(276,482)	(62,667)	(936,058)

Net increase (decrease)	149,882	$2,133,722	199,029	$2,996,228

MM Select T. Rowe Price Retirement 2060 Fund Class M4*
Sold	204,359	$2,923,492	290,964	$4,360,979
Issued as reinvestment of dividends	5,689	73,216	-	-
Redeemed	(58,686)	(805,966)	(33,343)	(502,926)

Net increase (decrease)	151,362	$2,190,742	257,621	$3,858,053

MM Select T. Rowe Price Retirement 2060 Fund Class M3*
Sold	78,435	$1,131,568	257,631	$3,858,447
Issued as reinvestment of dividends	2,510	32,274	-	-
Redeemed	(33,972)	(494,644)	(117,648)	(1,765,405)

Net increase (decrease)	46,973	$669,198	139,983	$2,093,042

*	Fund commenced operations on February 16, 2018.

66

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$44,066,314	$346,825	$(774,863)	$(428,038)
MM Select T. Rowe Price Retirement 2005 Fund	20,683,843	276,796	(118,334)	158,462
MM Select T. Rowe Price Retirement 2010 Fund	127,793,783	962,558	(3,283,804)	(2,321,246)
MM Select T. Rowe Price Retirement 2015 Fund	117,625,535	1,056,033	(2,131,778)	(1,075,745)
MM Select T. Rowe Price Retirement 2020 Fund	645,926,174	7,776,836	(16,515,183)	(8,738,347)
MM Select T. Rowe Price Retirement 2025 Fund	419,982,246	5,857,932	(9,076,955)	(3,219,023)
MM Select T. Rowe Price Retirement 2030 Fund	1,046,317,505	16,609,890	(26,435,851)	(9,825,961)
MM Select T. Rowe Price Retirement 2035 Fund	384,062,545	6,320,668	(8,233,629)	(1,912,961)
MM Select T. Rowe Price Retirement 2040 Fund	755,977,923	14,883,885	(18,164,085)	(3,280,200)
MM Select T. Rowe Price Retirement 2045 Fund	272,460,856	5,753,660	(5,747,607)	6,053
MM Select T. Rowe Price Retirement 2050 Fund	443,478,056	9,262,684	(9,898,023)	(635,339)
MM Select T. Rowe Price Retirement 2055 Fund	135,582,660	2,964,291	(2,748,070)	216,221
MM Select T. Rowe Price Retirement 2060 Fund	21,064,742	416,378	(201,429)	214,949

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2018, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2040 Fund	$203,233
MM Select T. Rowe Price Retirement 2045 Fund	43,988
MM Select T. Rowe Price Retirement 2050 Fund	151,108
MM Select T. Rowe Price Retirement 2055 Fund	7,094

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, and deferred Trustee compensation.

67

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$345,244	$-	$(933)	$317,822
MM Select T. Rowe Price Retirement 2005 Fund	39,374	-	(140)	143,321
MM Select T. Rowe Price Retirement 2010 Fund	109,699	-	(1,461)	931,461
MM Select T. Rowe Price Retirement 2015 Fund	163,928	-	(1,019)	703,670
MM Select T. Rowe Price Retirement 2020 Fund	500,036	-	(8,980)	6,708,097
MM Select T. Rowe Price Retirement 2025 Fund	232,369	-	(4,422)	3,695,033
MM Select T. Rowe Price Retirement 2030 Fund	94,553	-	(13,217)	11,228,523
MM Select T. Rowe Price Retirement 2035 Fund	17,452	-	(3,919)	3,501,923
MM Select T. Rowe Price Retirement 2040 Fund	-	-	(212,988)	8,753,885
MM Select T. Rowe Price Retirement 2045 Fund	-	-	(47,198)	2,837,429
MM Select T. Rowe Price Retirement 2050 Fund	-	-	(156,619)	5,260,840
MM Select T. Rowe Price Retirement 2055 Fund	-	-	(8,657)	1,399,959
MM Select T. Rowe Price Retirement 2060 Fund	19,185	-	(142)	145,463

The Funds did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2019, was as follows:

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$6,769,252	$2,111,250	$(1,153,860)	$111,471	$(14,011)	$7,824,102	778,518	$245,950	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,251,384	541,943	(90,019)	34,196	(4,693)	1,732,811	177,907	50,124	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	3,937,110	1,875,829	(289,042)	(50,203)	(41,803)	5,431,891	585,964	71,536	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,526,492	3,405,361	(1,181,341)	(21,766)	(2,222)	12,726,524	1,266,321	239,462	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	305,839	92,362	(20,791)	4,118	(586)	380,942	36,246	5,781	137

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	2,387,384	777,042	(158,317)	(70,353)	1,233	2,936,989	268,218	9,006	36,327

68

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund (Continued)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$947,987	$340,622	$(193,138)	$74,524	$5,127	$1,175,122	109,722	$21,672	$-

MM S&P 500 Index Fund, Class I	6,657,624	3,926,582	(821,778)	(908,635)	(83,555)	8,770,238	518,949	136,360	935,533

	$32,783,072	$13,070,991	$(3,908,286)	$(826,648)	$(140,510)	$40,978,619		$779,891	$971,997

MM Select T. Rowe Price Retirement 2005 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$4,383,676	$2,366,648	$(1,295,772)	$105,453	$(8,968)	$5,551,037	552,342	$136,017	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	835,375	538,170	(194,680)	37,780	(8,207)	1,208,438	124,070	27,939	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	1,666,828	1,102,695	(399,161)	46,178	(55,771)	2,360,769	254,668	25,176	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,851,208	1,643,668	(691,410)	8,888	(647)	3,811,707	379,274	57,917	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	122,871	64,993	(26,756)	4,961	(727)	165,342	15,732	1,990	47

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	972,247	491,214	(202,239)	(1,835)	1,662	1,261,049	115,164	3,102	12,512

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	602,317	339,272	(189,029)	49,040	(585)	801,015	74,791	11,550	-

MM S&P 500 Index Fund, Class I	2,713,859	2,069,592	(698,091)	(243,860)	(40,050)	3,801,450	224,938	47,538	326,148

	$14,148,381	$8,616,252	$(3,697,138)	$6,605	$(113,293)	$18,960,807		$311,229	$338,707

MM Select T. Rowe Price Retirement 2010 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$23,085,691	$12,506,693	$(4,493,597)	$425,225	$(42,681)	$31,481,331	3,132,471	$1,043,497	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,275,909	2,779,886	(460,172)	124,581	(22,158)	6,698,046	687,684	210,961	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	10,642,086	7,388,249	(1,355,923)	(291,933)	(188,320)	16,194,159	1,746,943	239,635	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,386,117	7,921,793	(2,289,742)	(63,180)	(7,372)	19,947,616	1,984,837	413,515	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	806,205	408,340	(81,088)	4,174	(1,819)	1,135,812	108,070	18,971	450

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	6,330,975	3,202,203	(619,498)	(313,463)	7,043	8,607,260	786,051	29,489	118,949

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,414,299	1,829,515	(793,068)	308,182	20,339	4,779,267	446,243	95,059	-

MM S&P 500 Index Fund, Class I	17,633,191	14,571,730	(2,361,050)	(3,332,651)	(283,352)	26,227,868	1,551,945	451,489	3,097,574

	$80,574,473	$50,608,409	$(12,454,138)	$(3,139,065)	$(518,320)	$115,071,359		$2,502,616	$3,216,973

69

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$24,008,308	$7,913,023	$(5,941,089)	$395,923	$(63,703)	$26,312,462	2,618,155	$859,948	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,310,818	1,853,793	(703,525)	129,488	(36,125)	5,554,449	570,272	168,816	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	14,129,856	6,357,174	(2,555,489)	(31,328)	(375,129)	17,525,084	1,890,516	251,157	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	5,870,561	2,029,064	(910,948)	84,843	(17,405)	7,056,115	652,740	49,126	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	12,781,451	4,653,007	(2,292,783)	(24,592)	(4,117)	15,112,966	1,503,778	290,059	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,068,411	335,816	(164,981)	13,037	(4,450)	1,247,833	118,728	20,039	475

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	8,428,714	2,650,703	(1,266,848)	(279,286)	(167)	9,533,116	870,604	31,081	125,372

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,838,302	1,239,360	(1,037,133)	274,524	24,010	4,339,063	405,141	83,720	-

MM S&P 500 Index Fund, Class I	17,478,281	9,745,614	(3,203,735)	(2,340,211)	(388,973)	21,290,976	1,259,821	354,066	2,429,182

	$91,914,702	$36,777,554	$(18,076,531)	$(1,777,602)	$(866,059)	$107,972,064		$2,108,012	$2,555,029

MM Select T. Rowe Price Retirement 2020 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$119,200,639	$24,635,757	$(19,099,762)	$1,662,758	$(244,727)	$126,154,665	12,552,703	$4,234,441	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	20,185,026	6,449,033	(1,219,782)	454,122	(72,976)	25,795,423	2,648,401	798,762	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	96,680,454	28,426,630	(7,041,127)	(2,358,841)	(1,115,858)	114,591,258	12,361,516	1,657,723	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	64,437,886	11,683,914	(4,019,150)	115,637	(124,302)	72,093,985	6,669,194	531,830	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	44,122,611	10,629,167	(3,537,966)	(123,230)	(7,226)	51,083,356	5,082,921	987,108	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,415,860	1,355,311	(406,192)	29,557	(18,448)	8,376,088	796,964	137,460	3,261

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	56,660,113	11,036,666	(3,086,165)	(2,225,349)	(59,764)	62,325,501	5,691,827	208,379	840,552

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	21,100,486	3,758,792	(3,255,813)	1,486,495	91,327	23,181,287	2,164,453	453,531	-

MM S&P 500 Index Fund, Class I	95,792,642	40,796,592	(7,652,513)	(14,259,638)	(1,038,561)	113,638,522	6,724,173	1,904,479	13,066,242

	$525,595,717	$138,771,862	$(49,318,470)	$(15,218,489)	$(2,590,535)	$597,240,085		$10,913,713	$13,910,055

70

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$60,576,829	$18,505,436	$(9,307,569)	$986,769	$(139,739)	$70,621,726	7,027,037	$2,177,729	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	9,580,175	4,106,917	(346,688)	243,947	(24,741)	13,559,610	1,392,157	387,666	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	65,375,416	25,386,786	(2,938,642)	(1,432,069)	(495,096)	85,896,395	9,266,062	1,139,253	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	61,319,559	17,139,057	(2,773,596)	712,119	(93,921)	76,303,218	7,058,577	511,495	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	14,607,092	5,424,940	(995,405)	(18,773)	(854)	19,017,000	1,892,239	327,784	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,961,437	1,383,308	(163,356)	53,240	(10,279)	6,224,350	592,231	93,706	2,223

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	38,353,505	11,202,218	(1,241,989)	(1,176,366)	(46,391)	47,090,977	4,300,546	143,580	579,170

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	11,956,625	2,633,197	(1,764,944)	882,996	45,979	13,753,853	1,284,207	261,047	-

MM S&P 500 Index Fund, Class I	47,755,454	25,564,195	(3,105,288)	(7,083,358)	(252,498)	62,878,505	3,720,622	965,082	6,621,228

	$314,486,092	$111,346,054	$(22,637,477)	$(6,831,495)	$(1,017,540)	$395,345,634		$6,007,342	$7,202,621

MM Select T. Rowe Price Retirement 2030 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$130,719,421	$31,070,132	$(20,329,298)	$1,872,560	$(261,652)	$143,071,163	14,235,937	$4,680,449	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	19,337,847	6,738,178	(508,640)	430,603	(34,335)	25,963,653	2,665,673	782,888	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	190,968,950	61,475,632	(6,870,334)	(5,605,666)	(1,106,013)	238,862,569	25,767,267	3,363,737	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	213,583,602	50,351,019	(5,635,485)	1,288,151	(255,519)	259,331,768	23,989,988	1,814,687	-

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,229,590	3,755,030	(3,369,174)	(63,014)	1,866	17,554,298	1,746,696	357,767	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	14,589,702	3,151,574	(349,196)	74,823	(20,192)	17,446,711	1,660,011	278,391	6,604

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	113,209,726	25,232,779	(2,658,986)	(4,303,102)	(76,039)	131,404,378	12,000,400	424,923	1,714,040

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	28,860,169	5,559,019	(4,355,227)	2,067,835	117,889	32,249,685	3,011,175	630,051	-

MM S&P 500 Index Fund, Class I	103,737,965	45,505,255	(3,606,769)	(16,623,820)	(323,685)	128,688,946	7,614,731	2,100,204	14,409,068

	$832,236,972	$232,838,618	$(47,683,109)	$(20,861,630)	$(1,957,680)	$994,573,171		$14,433,097	$16,129,712

71

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$37,343,985	$10,234,916	$(5,914,283)	$583,175	$(79,896)	$42,167,897	4,195,811	$1,308,892	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,834,842	2,180,282	(105,199)	122,361	(6,422)	7,025,864	721,341	200,313	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	74,800,760	25,416,836	(2,205,695)	(1,974,050)	(330,669)	95,707,182	10,324,399	1,276,649	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	93,866,447	24,325,995	(2,964,964)	1,019,336	(63,140)	116,183,674	10,747,796	763,876	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	5,634,112	1,417,127	(104,482)	53,475	(4,723)	6,995,509	665,605	105,033	2,491

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	43,720,393	11,247,534	(792,473)	(1,376,562)	(8,498)	52,790,394	4,821,041	160,418	647,090

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	9,407,294	1,861,551	(1,602,770)	661,874	42,020	10,369,969	968,251	198,538	-

MM S&P 500 Index Fund, Class I	29,773,132	14,290,686	(571,345)	(4,606,762)	(48,951)	38,836,760	2,298,033	601,229	4,124,908

	$299,380,965	$90,974,927	$(14,261,211)	$(5,517,153)	$(500,279)	$370,077,249		$4,614,948	$4,774,489

MM Select T. Rowe Price Retirement 2040 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$55,978,091	$14,472,231	$(12,150,756)	$787,250	$(195,111)	$58,891,705	5,859,871	$2,049,239	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,944,172	2,800,670	(168,179)	153,226	(12,013)	8,717,876	895,059	261,569	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	162,482,411	49,016,414	(5,174,720)	(4,777,914)	(877,678)	200,668,513	21,647,089	2,807,158	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	220,553,109	53,204,197	(7,879,699)	1,621,199	(294,653)	267,204,153	24,718,238	1,833,845	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,218,231	2,712,809	(299,937)	78,393	(19,238)	14,690,258	1,397,741	232,510	5,515

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	94,499,261	21,652,864	(2,279,014)	(3,435,442)	(77,902)	110,359,767	10,078,518	353,866	1,427,410

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	17,040,931	3,346,952	(3,444,235)	1,159,383	93,563	18,196,594	1,699,028	369,088	-

MM S&P 500 Index Fund, Class I	47,725,041	20,699,929	(1,991,787)	(7,720,895)	(146,235)	58,566,053	3,465,447	963,633	6,611,292

	$616,441,247	$167,906,066	$(33,388,327)	$(12,134,800)	$(1,529,267)	$737,294,919		$8,870,908	$8,044,217

MM Select T. Rowe Price Retirement 2045 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$15,935,034	$4,100,683	$(4,358,113)	$223,821	$(67,038)	$15,834,387	1,575,561	$540,916	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,406,986	668,267	(28,529)	36,373	(2,225)	2,080,872	213,642	59,861	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	59,000,756	19,873,046	(1,664,966)	(1,522,947)	(294,114)	75,391,775	8,132,878	1,003,417	-

72

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund (Continued)

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$82,705,374	$22,448,570	$(1,863,858)	$1,125,290	$(107,686)	$104,307,690	9,649,185	$680,144	$-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	4,420,802	1,117,436	(85,231)	44,680	(6,682)	5,491,005	522,455	82,421	1,955

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	33,951,242	9,275,520	(648,168)	(1,034,270)	(36,487)	41,507,837	3,790,670	126,093	508,630

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	5,232,705	980,122	(1,179,975)	344,161	33,057	5,410,070	505,142	108,778	-

MM S&P 500 Index Fund, Class I	14,894,150	6,612,824	(880,173)	(2,240,687)	(42,757)	18,343,357	1,085,406	286,480	1,965,487

	$217,547,049	$65,076,468	$(10,709,013)	$(3,023,579)	$(523,932)	$268,366,993		$2,888,110	$2,476,072

MM Select T. Rowe Price Retirement 2050 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$25,893,852	$6,745,982	$(7,159,895)	$352,322	$(107,679)	$25,724,582	2,559,660	$910,107	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,315,924	1,100,576	(65,013)	60,320	(5,360)	3,406,447	349,738	101,078	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	97,388,917	31,931,179	(3,527,260)	(2,642,123)	(664,042)	122,486,671	13,213,233	1,692,194	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	135,678,775	36,551,129	(3,926,364)	1,317,469	(286,895)	169,334,114	15,664,580	1,146,539	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,261,116	1,821,478	(197,227)	59,741	(17,548)	8,927,560	849,435	139,134	3,301

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	55,775,882	15,425,807	(1,499,741)	(1,864,096)	(102,920)	67,734,932	6,185,839	212,613	857,629

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	8,558,800	1,740,876	(2,004,842)	565,967	57,298	8,918,099	832,689	183,362	-

MM S&P 500 Index Fund, Class I	24,440,008	10,432,926	(1,348,160)	(3,810,182)	(125,842)	29,588,750	1,750,814	482,105	3,307,622

	$357,313,274	$105,749,953	$(19,728,502)	$(5,960,582)	$(1,252,988)	$436,121,155		$4,867,132	$4,168,552

MM Select T. Rowe Price Retirement 2055 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,522,214	$2,091,365	$(1,855,555)	$112,361	$(28,701)	$7,841,684	780,267	$258,706	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	674,452	347,150	(8,722)	18,128	(602)	1,030,406	105,791	28,698	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	28,739,783	10,251,875	(740,150)	(699,956)	(109,607)	37,441,945	4,039,045	481,248	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	39,911,624	12,118,194	(668,287)	645,816	(22,384)	51,984,963	4,808,970	325,777	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,132,245	603,214	(25,173)	26,435	(1,463)	2,735,258	260,253	39,522	937

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	16,650,929	4,850,585	(221,048)	(474,388)	(4,369)	20,801,709	1,899,699	61,009	246,098

73

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2055 Fund (Continued)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$2,513,455	$671,873	$(542,198)	$173,434	$15,590	$2,832,154	264,440	$52,003	$-

MM S&P 500 Index Fund, Class I	7,093,295	3,272,243	(182,584)	(1,057,384)	(8,389)	9,117,181	539,478	137,587	943,954

	$105,237,997	$34,206,499	$(4,243,717)	$(1,255,554)	$(159,925)	$133,785,300		$1,384,550	$1,190,989

MM Select T. Rowe Price Retirement 2060 Fund

MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$890,922	$623,771	$(296,506)	$18,785	$(4,262)	$1,232,710	122,658	$35,983	$-

MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	80,222	77,509	(5,685)	3,199	(378)	154,867	15,900	3,833	-

MassMutual Select T. Rowe Price International Equity Fund, Class I	3,404,245	2,816,893	(267,261)	(15,887)	(44,297)	5,893,693	635,781	66,139	-

MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	4,720,644	3,585,082	(329,880)	163,748	(13,752)	8,125,842	751,697	44,683	-

MassMutual Select T. Rowe Price Real Assets Fund, Class I	250,510	186,910	(16,671)	7,347	(921)	427,175	40,645	5,391	128

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,984,550	1,444,421	(136,424)	(31,770)	(3,156)	3,257,621	297,500	8,334	33,619

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	294,744	205,835	(88,200)	26,090	2,168	440,637	41,143	7,154	-

MM S&P 500 Index Fund, Class I	835,739	789,434	(67,156)	(125,828)	(8,556)	1,423,633	84,239	18,948	129,991

	$12,461,576	$9,729,855	$(1,207,783)	$45,684	$(73,154)	$20,956,178		$190,465	$163,738

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

74

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

75

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement Balanced Fund
Class I	$1,000	0.00%	$1,013.60	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	1,013.10	0.74	1,023.90	0.75
Class M4	1,000	0.40%	1,011.80	1.98	1,022.70	1.99
Class M3	1,000	0.65%	1,010.00	3.22	1,021.50	3.24
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.01%	1,017.20	0.05	1,024.60	0.05
Class M5	1,000	0.16%	1,016.20	0.80	1,023.90	0.80
Class M4	1,000	0.41%	1,015.00	2.04	1,022.60	2.04
Class M3	1,000	0.66%	1,014.50	3.28	1,021.40	3.29

76

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2010 Fund
Class I	$1,000	0.00%	$1,015.10	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	1,014.40	0.75	1,023.90	0.75
Class M4	1,000	0.40%	1,013.20	1.99	1,022.70	1.99
Class M3	1,000	0.65%	1,011.70	3.22	1,021.50	3.24
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.00%	1,012.00	0.00	1,024.70	0.00
Class M5	1,000	0.15%	1,011.80	0.74	1,023.90	0.75
Class M4	1,000	0.40%	1,010.40	1.98	1,022.70	1.99
Class M3	1,000	0.65%	1,008.70	3.22	1,021.50	3.24
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.01%	1,008.30	0.05	1,024.60	0.05
Class M5	1,000	0.16%	1,007.60	0.79	1,023.90	0.80
Class M4	1,000	0.41%	1,006.20	2.03	1,022.60	2.04
Class M3	1,000	0.66%	1,005.30	3.26	1,021.40	3.29
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.01%	1,005.40	0.05	1,024.60	0.05
Class M5	1,000	0.16%	1,004.20	0.79	1,023.90	0.80
Class M4	1,000	0.41%	1,003.20	2.03	1,022.60	2.04
Class M3	1,000	0.66%	1,002.00	3.26	1,021.40	3.29
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.01%	1,002.50	0.05	1,024.60	0.05
Class M5	1,000	0.16%	1,001.90	0.79	1,023.90	0.80
Class M4	1,000	0.41%	1,000.10	2.02	1,022.60	2.04
Class M3	1,000	0.66%	999.90	3.25	1,021.40	3.29
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.01%	999.50	0.05	1,024.60	0.05
Class M5	1,000	0.16%	998.30	0.79	1,023.90	0.80
Class M4	1,000	0.41%	998.00	2.02	1,022.60	2.04
Class M3	1,000	0.66%	996.30	3.25	1,021.40	3.29
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.01%	997.60	0.05	1,024.60	0.05
Class M5	1,000	0.16%	996.30	0.79	1,023.90	0.80
Class M4	1,000	0.41%	995.50	2.02	1,022.60	2.04
Class M3	1,000	0.66%	994.30	3.25	1,021.40	3.29
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.00%	995.70	0.00	1,024.70	0.00
Class M5	1,000	0.15%	995.70	0.74	1,023.90	0.75
Class M4	1,000	0.40%	994.20	1.97	1,022.70	1.99
Class M3	1,000	0.65%	992.80	3.19	1,021.50	3.24
MM Select T. Rowe Price Retirement 2050 Fund
Class I	1,000	0.00%	996.10	0.00	1,024.70	0.00
Class M5	1,000	0.15%	995.50	0.74	1,023.90	0.75
Class M4	1,000	0.40%	993.90	1.97	1,022.70	1.99
Class M3	1,000	0.65%	993.00	3.19	1,021.50	3.24

77

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2055 Fund
Class I	$1,000	0.00%	$995.70	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	995.70	0.74	1,023.90	0.75
Class M4	1,000	0.40%	994.00	1.97	1,022.70	1.99
Class M3	1,000	0.65%	992.50	3.19	1,021.50	3.24
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.00%	995.30	0.00	1,024.70	0.00
Class M5	1,000	0.15%	994.90	0.74	1,023.90	0.75
Class M4	1,000	0.40%	994.00	1.97	1,022.70	1.99
Class M3	1,000	0.65%	992.20	3.19	1,021.50	3.24

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

78

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44652-02

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MM Select Equity Asset Fund, and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Important Notice: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer, bank, or retirement plan recordkeeper). Instead, the reports will be made available on the Fund’s website (http://www.massmutual.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you would like to receive shareholder reports and other communications electronically from the Fund and are either a direct investor in the Fund or MassMutual serves as your retirement plan recordkeeper, please call (800) 767-1000 extension 43012 or send your request to enroll to RSProspectusFulfillment@massmutual.com. If you have invested in the Fund through another financial intermediary (such as a broker-dealer, bank, or retirement plan recordkeeper), you can request electronic delivery by contacting that financial intermediary. Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest directly with the MassMutual Funds or MassMutual serves as your retirement plan recordkeeper, you can call (800) 767-1000 extension 43012 or send an email request to RSProspectusFulfillment@massmutual.com to inform the Funds or MassMutual that you wish to continue receiving paper copies of your shareholder reports. If you invest through a financial intermediary other than MassMutual, you can contact that financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2019

Welcome to the MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds Semiannual Report, covering the six months ended March 31, 2019.

Market Highlights

•	During the period, U.S. stock prices fell nearly 20% in the fourth quarter of 2018 before recovering most of their losses during the first quarter of 2019.

•	Data throughout the period pointed to a slowing global economic growth environment with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market foreign stocks trailed U.S. stock returns for the period, though emerging-market foreign equities were up for the period.

•	U.S. bonds benefited from investors seeking safety and falling interest rates due to slowing global economic growth expectations.

Market Commentary

For the six months beginning on October 1, 2018, global stock investors experienced moderately negative returns. U.S. stocks fell sharply in the first half of the period, suffering their worst quarterly decline in nearly a decade. U.S. stocks rebounded during the second half of the period, buoyed by expectations that the Fed will not raise interest rates in 2019.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the fourth quarter of 2018 with the S&P 500® Index* gaining or losing three percent of its value on 10 different days during the quarter. We believe several factors contributed to this resurgence in market volatility. Escalation of the trade war between the U.S. and China, and the increased risk of a monetary policy misstep contributed significantly to volatility. Another contributor was the threat of a government shutdown over immigration policy that became a reality in late December 2018. Volatility returned to more normal levels by the end of the period in response to the Fed backing off from further interest rate hikes, the government shutdown ending and progress on the resolution of the trade war between the U.S. and China, among other factors.

As a result, the broad market S&P 500 delivered a modest loss of 1.72% for the period. The technology-heavy NASDAQ Composite Index declined further, managing to lose 3.39% despite a strong second half rally. The Dow Jones Industrial Average lost just 0.84% for the six months. Small-cap stocks underperformed their larger peers and value stocks widely outperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. Interest rate sensitive sectors such as utilities, real estate and consumer staples delivered positive returns, handling the concerns over an economic slowdown the best. The remaining seven sectors delivered negative

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MM Select Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited) (Continued)

returns for the period. The energy and financial services sectors experienced the biggest losses due to expectations of slowing global economic growth and lower interest rates, respectively.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.82% for the six-month period. U.S. dollar appreciation was responsible for nearly half the performance difference between developed international stock markets and U.S. stock markets. Emerging-market stock markets, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a positive 1.71% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes. The December meeting of the Federal Open Market Committee resulted in the target range for the federal funds rate being raised by a quarter point to 2.25-2.50%. While this was in line with market expectations, investors grew increasingly concerned that the two expected rate hikes in 2019 would slow U.S. economic growth and possibly lead to a recession. Concerns were eased when the Fed reversed course in January 2019, setting expectations for no more rate hikes in 2019.

The Fed’s action in the first half of the period followed signals that inflation may be rising faster than desired. Bond yields spiked in the first half of the period, with the 10-year U.S. Treasury bond reaching 3.24% in early November before falling to a low of 2.39% in late March. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 4.63%. Investment-grade and high-yield corporate bonds also fared well in the rising yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 4.96%. The Bloomberg Barclays U.S. Corporate High Yield Index did not fare as well, but still ended the period up 2.39%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, risk tolerance, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MM Select Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Select Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MM Select Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/19

Microsoft Corp.	4.8%
Apple, Inc.	3.6%
Amazon.com, Inc.	3.5%
Alphabet, Inc. Class A	1.8%
Alphabet, Inc. Class C	1.7%
Berkshire Hathaway, Inc. Class B	1.5%
Bank of America Corp.	1.5%
Chevron Corp.	1.4%
The Coca-Cola Co.	1.4%
Pfizer, Inc.	1.4%

22.6%

MM Select Equity Asset Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	22.6%
Technology	16.9%
Financial	16.7%
Communications	14.4%
Industrial	9.1%
Consumer, Cyclical	8.4%
Energy	5.4%
Utilities	3.2%
Basic Materials	2.2%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

3

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

Corporate Debt	27.9%
U.S. Government Agency Obligations and Instrumentalities	20.8%
Sovereign Debt Obligations	19.2%
U.S. Treasury Obligations	15.2%
Non-U.S. Government Agency Obligations	14.7%
Bank Loans	1.7%
Mutual Funds	0.1%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19
Sovereign Debt Obligations	55.5%
Corporate Debt	40.3%
Mutual Funds	0.7%
U.S. Treasury Obligations	0.1%
Purchased Options	0.0%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/19
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.5%
Facebook, Inc. Class A	3.3%
The Boeing Co.	2.9%
Visa, Inc. Class A	1.8%
Tyson Foods, Inc. Class A	1.7%
Becton Dickinson and Co.	1.7%
Alphabet, Inc. Class A	1.6%
Mastercard, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.5%

25.7%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/19
Consumer, Non-cyclical	23.1%
Communications	20.0%
Financial	14.8%
Technology	14.4%
Industrial	9.3%
Consumer, Cyclical	5.7%
Utilities	5.7%
Energy	4.1%
Basic Materials	1.4%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

6

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

U.S. Treasury Obligations	74.7%
Corporate Debt	13.9%
Non-U.S. Government Agency Obligations	7.2%
U.S. Government Agency Obligations and Instrumentalities	2.2%
Mutual Funds	0.2%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

7

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/19
BHP Group Ltd.	3.8%
Rio Tinto PLC	3.2%
Prologis, Inc.	2.9%
Equity Residential	2.0%
Glencore PLC	2.0%
AvalonBay Communities, Inc.	2.0%
Simon Property Group, Inc.	1.8%
Franco-Nevada Corp.	1.5%
Essex Property Trust, Inc.	1.5%
Total SA	1.4%

22.1%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/19

Financial	38.4%
Basic Materials	38.3%
Energy	12.4%
Utilities	2.9%
Industrial	2.6%
Consumer, Cyclical	0.9%
Consumer, Non-cyclical	0.6%
Mutual Funds	0.5%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

8

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser currently considers small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/19

Textron, Inc.	0.9%
Hologic, Inc.	0.9%
Tableau Software, Inc. Class A	0.8%
Burlington Stores, Inc.	0.8%
Vail Resorts, Inc.	0.7%
Teleflex, Inc.	0.7%
Roper Technologies, Inc.	0.7%
SS&C Technologies Holdings, Inc.	0.6%
IAC/InterActiveCorp	0.6%
EQT Corp.	0.6%

7.3%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/19

Consumer, Non-cyclical	27.5%
Financial	17.0%
Industrial	14.7%
Technology	9.7%
Consumer, Cyclical	9.4%
Communications	5.1%
Energy	4.5%
Basic Materials	3.7%
Utilities	3.4%
Mutual Funds	1.4%
Diversified	0.1%

Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%

Net Assets	100.0%

9

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 85% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government and in repurchase agreements on U.S. Treasury securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund Portfolio Characteristics (% of Net Assets) on 3/31/19

U.S. Treasury Obligations	95.4%
U.S. Government Agency Obligations and Instrumentalities	3.1%
Mutual Funds	1.1%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

10

MM Select Equity Asset Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.2%
Chemicals — 2.0%
Celanese Corp.	11,560	$1,139,932
DowDuPont, Inc.	81,320	4,335,169
Eastman Chemical Co.	30,800	2,337,104
Linde PLC	6,040	1,062,617
RPM International, Inc.	3,850	223,454

		9,098,276

Forest Products & Paper — 0.0%
Quintis Ltd. (a) (b)	4,682	981

Mining — 0.2%
Agnico Eagle Mines Ltd.	13	565
Barrick Gold Corp.	58	795
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	-
Franco-Nevada Corp.	11	825
Freeport-McMoRan, Inc.	37,430	482,473
Goldcorp, Inc.	29	332
Newmont Mining Corp.	9,160	327,653
Wheaton Precious Metals Corp.	45	1,071

		813,714

		9,912,971

Communications — 14.4%
Internet — 9.3%
Alphabet, Inc. Class A (a)	6,960	8,191,155
Alphabet, Inc. Class C (a)	6,750	7,919,843
Amazon.com, Inc. (a)	8,980	15,991,135
Booking Holdings, Inc. (a)	510	889,904
Expedia Group, Inc.	13,510	1,607,690
Facebook, Inc. Class A (a)	24,660	4,110,575
Lyft, Inc. (a)	2,200	172,238
Netflix, Inc. (a)	10,620	3,786,667

		42,669,207

Media — 3.2%
Charter Communications, Inc. Class A (a)	10,230	3,548,889
Comcast Corp. Class A	155,240	6,206,495
Discovery, Inc. Class A (a)	42,780	1,155,915
Discovery, Inc. Class C (a)	24,754	629,247
DISH Network Corp. Class A (a)	11,340	359,365
Shaw Communications, Inc. Class B	30	624
Storytel Ag Common Stock Sek.5 (a)	278	3,033
The Walt Disney Co.	27,710	3,076,641

		14,980,209

Telecommunications — 1.9%
AT&T, Inc.	11,990	376,006
Cisco Systems, Inc.	27,120	1,464,209
Motorola Solutions, Inc.	1,940	272,415

	Number of Shares	Value
T-Mobile US, Inc. (a)	20,780	$1,435,898
Telus Corp.	3,187	117,955
Verizon Communications, Inc.	84,040	4,969,285

		8,635,768

		66,285,184

Consumer, Cyclical — 8.4%
Airlines — 0.4%
Delta Air Lines, Inc.	18,900	976,185
Eva Airways Corp.	1,442	707
Southwest Airlines Co.	9,000	467,190
United Continental Holdings, Inc. (a)	4,650	370,977

		1,815,059

Apparel — 0.5%
NIKE, Inc. Class B	8,000	673,680
Puma SE	109	63,214
PVH Corp.	10,920	1,331,694

		2,068,588

Auto Manufacturers — 0.7%
Ford Motor Co.	118,870	1,043,678
PACCAR, Inc.	32,020	2,181,843

		3,225,521

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	23,190	890,728
Magna International, Inc.	17,930	873,012

		1,763,740

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	11,180	484,653

Home Builders — 0.3%
Lennar Corp. Class A	23,650	1,160,979

Home Furnishing — 0.0%
Midea Group Co. Ltd.	700	5,087

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	4,100	469,942

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	17,650	1,466,892

Retail — 5.6%
Advance Auto Parts, Inc.	6,610	1,127,203
AutoZone, Inc. (a)	3,370	3,451,284
Best Buy Co., Inc.	26,910	1,912,225
Dollar General Corp.	10,890	1,299,177
FF Group (a) (b)	294	1,583
The Home Depot, Inc.	30,930	5,935,158
Lowe’s Cos., Inc.	29,450	3,223,891
O’Reilly Automotive, Inc. (a)	4,360	1,692,988
Ross Stores, Inc.	38,780	3,610,418
The TJX Cos., Inc.	13,100	697,051
Yum! Brands, Inc.	29,850	2,979,329

		25,930,307

		38,390,768

The accompanying notes are an integral part of the financial statements.

11

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.6%
Agriculture — 1.4%
Altria Group, Inc.	26,790	$1,538,550
Philip Morris International, Inc.	58,290	5,152,253
Vector Group Ltd.	78	841

		6,691,644

Beverages — 2.6%
The Coca-Cola Co.	137,040	6,421,694
Constellation Brands, Inc. Class A	3,120	547,030
Molson Coors Brewing Co. Class B	29,600	1,765,640
PepsiCo, Inc.	26,670	3,268,409

		12,002,773

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	11,830	1,599,180
Amgen, Inc.	3,440	653,531
Biogen, Inc. (a)	6,330	1,496,285
Celgene Corp. (a)	19,050	1,797,177
Gilead Sciences, Inc.	24,640	1,601,847
Illumina, Inc. (a)	2,880	894,787
Regeneron Pharmaceuticals, Inc. (a)	2,100	862,302
Vertex Pharmaceuticals, Inc. (a)	10,220	1,879,969

		10,785,078

Commercial Services — 2.3%
Automatic Data Processing, Inc.	34,920	5,578,121
Cintas Corp.	1,200	242,532
H&R Block, Inc.	7,810	186,971
PayPal Holdings, Inc. (a)	42,010	4,362,319

		10,369,943

Cosmetics & Personal Care — 0.8%
The Estee Lauder Cos., Inc. Class A	7,370	1,220,104
The Procter & Gamble Co.	23,250	2,419,162

		3,639,266

Foods — 1.0%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	-
Mondelez International, Inc. Class A	88,070	4,396,454

		4,396,454

Health Care – Products — 3.9%
Baxter International, Inc.	9,600	780,576
Becton Dickinson and Co.	3,090	771,666
Boston Scientific Corp. (a)	104,280	4,002,266
Danaher Corp.	11,380	1,502,387
Intuitive Surgical, Inc. (a)	1,560	890,105
Medtronic PLC	46,050	4,194,234
Thermo Fisher Scientific, Inc.	7,450	2,039,214
Zimmer Biomet Holdings, Inc.	28,620	3,654,774

		17,835,222

Health Care – Services — 1.9%
Anthem, Inc.	8,440	2,422,111

	Number of Shares	Value
Town Health International Medical Group Ltd. (a) (b)	62,000	$5,450
UnitedHealth Group, Inc.	25,170	6,223,534

		8,651,095

Household Products & Wares — 0.1%
Avery Dennison Corp.	5,710	645,230

Pharmaceuticals — 6.3%
AbbVie, Inc.	9,730	784,141
Allergan PLC	8,010	1,172,744
Bristol-Myers Squibb Co.	2,970	141,699
Cigna Corp. (a)	20,830	3,349,881
CVS Health Corp.	25,080	1,352,564
Eli Lilly & Co.	29,102	3,776,276
Johnson & Johnson	39,480	5,518,909
McKesson Corp.	1,030	120,572
Merck & Co., Inc.	70,190	5,837,702
Mylan NV (a)	10,030	284,250
Nektar Therapeutics (a)	3,680	123,648
Pfizer, Inc.	147,880	6,280,464
Zoetis, Inc.	2,520	253,688

		28,996,538

		104,013,243

Energy — 5.4%
Energy – Alternate Sources — 0.0%
China Everbright International Ltd.	12,222	12,424
Xinyi Solar Holdings Ltd.	1,490	717

		13,141

Oil & Gas — 5.0%
Brightoil Petroleum Holdings Ltd. (a) (b)	52,000	9,936
Chevron Corp.	52,630	6,482,963
Concho Resources, Inc.	4,400	488,224
Diamondback Energy, Inc.	17,990	1,826,525
EOG Resources, Inc.	37,810	3,598,756
Exxon Mobil Corp.	25,840	2,087,872
Marathon Petroleum Corp.	54,200	3,243,870
Occidental Petroleum Corp.	32,820	2,172,684
Parsley Energy, Inc. Class A (a)	11,200	216,160
Phillips 66	2,300	218,891
Pioneer Natural Resources Co.	17,500	2,664,900

		23,010,781

Pipelines — 0.4%
ONEOK, Inc.	24,790	1,731,334

		24,755,256

Financial — 16.7%
Banks — 6.3%
Arrow Financial Corp.	5	164
Bank of America Corp.	257,640	7,108,288
The Bank of New York Mellon Corp.	47,100	2,375,253

The accompanying notes are an integral part of the financial statements.

12

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chang Hwa Commercial Bank Ltd.	2,646	$1,585
Citigroup, Inc.	87,450	5,441,139
Citizens Financial Group, Inc.	15,530	504,725
Huntington Bancshares, Inc.	48,320	612,698
KeyCorp	136,520	2,150,190
Morgan Stanley	88,440	3,732,168
Oversea-Chinese Banking Corp. Ltd.	1,074	8,773
Summit Financial Group, Inc.	1	26
SunTrust Banks, Inc.	36,310	2,151,367
Taiwan Business Bank	1,749	681
Wells Fargo & Co.	99,130	4,789,962

		28,877,019

Diversified Financial Services — 4.3%
Alliance Data Systems Corp.	4,000	699,920
American Express Co.	16,440	1,796,892
Capital One Financial Corp.	23,950	1,956,475
The Charles Schwab Corp.	49,700	2,125,172
CME Group, Inc.	2,400	394,992
First Financial Holding Co. Ltd.	1,295	887
Hong Kong Exchanges & Clearing Ltd.	341	11,884
Hua Nan Financial Holdings Co. Ltd. Class A	4,081	2,571
Intercontinental Exchange, Inc.	37,450	2,851,443
Mastercard, Inc. Class A	12,390	2,917,225
SinoPac Financial Holdings Co. Ltd.	2,835	1,049
Taishin Financial Holding Co. Ltd.	5,521	2,519
Taiwan Cooperative Financial Holding Co. Ltd.	3,429	2,171
TD Ameritrade Holding Corp.	29,620	1,480,704
Visa, Inc. Class A	33,720	5,266,727

		19,510,631

Insurance — 3.8%
Aegon NV	779	3,750
The Allstate Corp.	8,830	831,609
American International Group, Inc.	43,660	1,880,000
Berkshire Hathaway, Inc. Class B (a)	35,420	7,115,524
Convoy Global Holdings Ltd. (a) (b)	42,000	894
Everest Re Group Ltd.	2,580	557,177
The Hartford Financial Services Group, Inc.	34,580	1,719,318
Lincoln National Corp.	24,250	1,423,475
Marsh & McLennan Cos., Inc.	7,050	661,995
MetLife, Inc.	62,100	2,643,597
Prudential Financial, Inc.	9,060	832,433

		17,669,772

Real Estate Investment Trusts (REITS) — 2.3%
AvalonBay Communities, Inc.	10,670	2,141,789
Boston Properties, Inc.	4,000	535,520
Digital Realty Trust, Inc.	2,970	353,430
Equinix, Inc.	1,680	761,309

	Number of Shares	Value
Equity Residential	8,160	$614,611
Federal Realty Investment Trust	7,250	999,413
Host Hotels & Resorts, Inc.	33,020	624,078
InterRent REIT	1	11
Mid-America Apartment Communities, Inc.	2,100	229,593
NexPoint Residential Trust, Inc.	1	38
Prologis, Inc.	27,560	1,982,942
Public Storage	2,030	442,093
Ventas, Inc.	10,870	693,615
Vornado Realty Trust	20,060	1,352,846

		10,731,288

		76,788,710

Industrial — 9.1%
Aerospace & Defense — 2.4%
The Boeing Co.	5,900	2,250,378
General Dynamics Corp.	21,130	3,576,886
Northrop Grumman Corp.	5,740	1,547,504
United Technologies Corp.	27,240	3,510,964

		10,885,732

Building Materials — 0.3%
Masco Corp.	38,410	1,509,897

Electronics — 1.2%
Agilent Technologies, Inc.	6,240	501,571
Honeywell International, Inc.	30,000	4,767,600

		5,269,171

Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b)	40,000	1,783

Hand & Machine Tools — 0.7%
Snap-on, Inc.	8,920	1,396,159
Stanley Black & Decker, Inc.	13,360	1,819,231

		3,215,390

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	11,150	1,510,713

Machinery – Diversified — 0.6%
Cummins, Inc.	12,910	2,038,102
Deere & Co.	5,790	925,473

		2,963,575

Miscellaneous – Manufacturing — 1.1%
Hiwin Technologies Corp.	91	766
Eaton Corp. PLC	42,690	3,439,106
Ingersoll-Rand PLC	16,850	1,818,958

		5,258,830

Packaging & Containers — 0.3%
Packaging Corp. of America	2,520	250,438
WestRock Co.	26,520	1,017,042

		1,267,480

The accompanying notes are an integral part of the financial statements.

13

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 2.2%
Evergreen Marine Corp. Taiwan Ltd.	1,169	$454
CSX Corp.	6,380	477,352
Norfolk Southern Corp.	23,790	4,446,113
Union Pacific Corp.	30,550	5,107,960

		10,031,879

		41,914,450

Technology — 16.9%
Computers — 4.2%
Apple, Inc.	87,650	16,649,117
Hewlett Packard Enterprise Co.	101,860	1,571,700
HP, Inc.	64,530	1,253,818

		19,474,635

Semiconductors — 4.2%
Analog Devices, Inc.	50,250	5,289,818
Broadcom, Inc.	6,650	1,999,722
Intel Corp.	18,040	968,748
Macronix International	500	338
Marvell Technology Group Ltd.	18,900	375,921
NVIDIA Corp.	20,140	3,616,338
Teradyne, Inc.	14,780	588,835
Texas Instruments, Inc.	58,370	6,191,306

		19,031,026

Software — 8.5%
Adobe, Inc. (a)	4,730	1,260,498
Electronic Arts, Inc. (a)	22,700	2,307,001
Fidelity National Information Services, Inc.	21,120	2,388,672
First Data Corp. Class A (a)	18,650	489,936
Intuit, Inc.	2,030	530,662
Microsoft Corp.	186,010	21,938,019
Oracle Corp.	100,840	5,416,116
salesforce.com, Inc. (a)	29,780	4,716,259
Workday, Inc. Class A (a)	900	173,565

		39,220,728

		77,726,389

Utilities — 3.2%
Electric — 3.2%
American Electric Power Co., Inc.	13,680	1,145,700
Edison International	27,800	1,721,376
Exelon Corp.	63,480	3,182,252
FirstEnergy Corp.	8,860	368,665
NextEra Energy, Inc.	19,860	3,839,335
Public Service Enterprise Group, Inc.	5,490	326,161
Sempra Energy	11,340	1,427,252

	Number of Shares	Value
Xcel Energy, Inc.	50,890	$2,860,527

		14,871,268

TOTAL COMMON STOCK (Cost $420,240,457)		454,658,239

TOTAL EQUITIES (Cost $420,240,457)		454,658,239

WARRANTS — 0.0%
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25 (a) (b)	11,608	109

Transportation — 0.0%
BTS W4 WTS, Expires 8/01/19 (a)	8,811	311

		420

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23 (a) (b) (c)	14,640	-

TOTAL WARRANTS (Cost $0)		420

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (b) (c)	427	223

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL AUTO MANUFACTURERS (Cost $215)		4,066

TOTAL RIGHTS (Cost $215)		4,066

TOTAL LONG-TERM INVESTMENTS (Cost $420,240,672)		454,662,725

The accompanying notes are an integral part of the financial statements.

14

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$5,545,699	$5,545,699

TOTAL SHORT-TERM INVESTMENTS (Cost $5,545,699)		5,545,699

TOTAL INVESTMENTS — 100.1% (Cost $425,786,371) (e)		460,208,424

Other Assets/(Liabilities) — (0.1)%		(506,417)

NET ASSETS — 100.0%		$459,702,007

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $24,802 or 0.01% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)

Maturity value of $5,546,276. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $5,657,456.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Abbreviation Legend

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E-Mini Index	6/21/19	40	$5,628,856	$46,744

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.5%

BANK LOANS — 1.7%
Advertising — 0.0%
ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1 mo. LIBOR + 3.500% 5.999% VRN 9/26/24	$168,878	$165,396

Aerospace & Defense — 0.0%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.250% VRN 7/07/22	168,689	168,795

Auto Parts & Equipment — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.499% VRN 10/01/25	320,191	314,188
PQ Corp., 2018 Term Loan B, 3 mo. LIBOR + 2.500% 5.244% VRN 2/08/25	385,019	380,206

		694,394

Chemicals — 0.0%
H.B. Fuller Co., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.488% VRN 10/20/24	155,595	152,629

Commercial Services — 0.1%
Brookfield Property REIT, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.996% VRN 8/27/25	144,275	138,684
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 5.249% VRN 5/02/22	133,977	132,421
Trans Union, LLC, 2018 Term Loan B4, 1 mo. LIBOR + 2.000% 4.499% VRN 6/19/25	109,175	107,583

		378,688

Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. LIBOR + 3.250% 5.988% VRN 10/31/25	260,000	255,450
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.750% 6.249% VRN 10/01/25	299,250	290,326

		545,776

Electric — 0.1%
PG&E Corp. DIP Delayed Draw Term Loan, 0.000% 12/31/20 (a) (b)	51,250	51,250
DIP Term Loan, 0.000% 12/31/20 (a) (b)	153,750	153,750

	Principal Amount	Value
TEX Operations Co. LLC, Exit Term Loan B, 1 mo. LIBOR + 2.000% 4.499% VRN 8/04/23	$442,040	$436,572

		641,572

Health Care – Services — 0.1%
Agiliti Health, Inc., Term Loan, 1 mo. LIBOR + 3.000% 5.500% VRN 1/04/26	55,000	54,794
Avantor, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 6.249% VRN 11/21/24	209,447	209,620
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500%, 4.999% VRN 8/18/22	168,686	166,808

		431,222

Insurance — 0.2%
Asurion LLC 2017 2nd Lien Term Loan, 0.000% 8/04/25 (b)	205,000	207,476
2017 Term Loan B7, 1 mo. LIBOR + 3.000% 5.499% VRN 8/04/25	285,062	283,331
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 5.499% VRN 8/04/25	298,623	296,222
Hub International Ltd, 2018 Term Loan B, 0.000% 4/25/25 (b)	214,460	207,132

		994,161

Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. LIBOR + 2.250% 4.749% VRN 2/15/24	158,386	157,089

Investment Companies — 0.2%
Panther BF Aggregator 2 LP, Term Loan B, 0.000% 3/18/26 (b)	430,000	424,896
UFC Holdings, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.750% VRN 8/18/23	423,404	419,903

		844,799

Media — 0.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 0.000% 3/14/26 (b)	275,000	272,800
CSC Holdings LLC 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250% 4.734% VRN 7/17/25	391,020	379,360

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 4.734% VRN 7/17/25	$420,000	$407,295

		1,059,455

Packaging & Containers — 0.1%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 6.033% VRN 4/03/24	423,896	412,981

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.500% 6.000% VRN 5/04/25	254,359	253,405
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000%, 5.481% VRN 6/02/25	414,117	411,160

		664,565

Software — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.750%, VR 5.249% VRN 3/01/24	214,442	211,426
First Data Corp. 2017 USD Term Loan, 1 mo. LIBOR + 2.000%, 4.486% VRN 7/08/22	520,000	518,690
2024 USD Term Loan, 1 mo. LIBOR + 2.000%, 4.486% VRN 7/08/22	520,000	518,367
Kronos, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.000% 5.736% VRN 11/01/23	582,109	576,125

		1,824,608

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A. 2017 Term Loan B3, 1 mo. LIBOR + 3.750% 6.240% VRN 11/27/23	170,000	167,290
2017 Term Loan B4, 1 mo. LIBOR + 4.500% 6.990% VRN 11/27/23	250,000	250,188

		417,478

Transportation — 0.0%
Uber Technologies, 2018 Incremental Term Loan, 3 mo. LIBOR + 3.500% 5.982% VRN 7/13/23	249,298	247,221

TOTAL BANK LOANS (Cost $9,939,206)		9,800,829

	Principal Amount	Value

CORPORATE DEBT — 27.9%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% 11/01/24	$430,000	$434,170

Agriculture — 0.7%
Altria Group, Inc. 2.200% 6/15/27 EUR (c)	280,000	318,316
4.400% 2/14/26	140,000	143,897
4.800% 2/14/29	150,000	154,636
5.800% 2/14/39	430,000	454,778
5.950% 2/14/49	350,000	375,569
BAT Capital Corp. 3.557% 8/15/27	930,000	880,518
BAT International Finance PLC 3.250% 6/07/22 (d)	450,000	449,584
4.000% 9/04/26 GBP (c) (e)	150,000	209,502
Bunge Finance Europe BV 1.850% 6/16/23 EUR (c)	220,000	250,882
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	518,513
Reynolds American, Inc. 4.450% 6/12/25	395,000	406,033

		4,162,228

Airlines — 0.7%
American Airlines Pass Through Trust Series 2017-2, Class B, 3.700% 10/15/25	840,261	820,205
Series 2016-3, Class B, 3.750% 10/15/25	565,202	554,248
Delta Air Lines, Inc. 3.625% 3/15/22	1,515,000	1,523,562
Emirates Airline 4.500% 2/06/25 (e)	828,559	826,488

		3,724,503

Auto Manufacturers — 0.6%
FCE Bank PLC 0.869% 9/13/21 EUR (c) (e)	200,000	220,821
1.660% 2/11/21 EUR (c) (e)	225,000	253,827
Ford Motor Credit Co. LLC 5.085% 1/07/21	420,000	427,610
General Motors Financial Co., Inc. 3.550% 4/09/21	520,000	522,848
4.000% 10/06/26	175,000	167,633
4.350% 4/09/25	170,000	169,267
5.100% 1/17/24	435,000	453,088
Tesla, Inc. 5.300% 8/15/25 (d)	465,000	402,225
Volkswagen Bank GmbH 1.875% 1/31/24 EUR (c) (e)	100,000	115,042

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen Leasing GmbH 1.625% 8/15/25 EUR (c) (e)	$500,000	$557,971

		3,290,332

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg S.A.R.L. 5.750% 4/15/25 (d)	30,000	30,000
Panther BF Aggregator 2 LP /Panther Finance Co., Inc. 6.250% 5/15/26 (d) (i)	120,000	122,400

		152,400

Banks — 4.0%
ABN AMRO Bank NV 6.375% 4/27/21 EUR (c) (e)	200,000	252,710
Banco Comercial Portugues SA 4.500% VRN 12/07/27 EUR (c) (e) (f)	100,000	107,688
Banco de Bogota SA 4.375% 8/03/27 (e)	500,000	493,130
4.375% 8/03/27 (d)	350,000	345,191
Banco de Sabadell SA 0.875% 3/05/23 EUR (c) (e)	200,000	222,399
Banco Santander SA 3.125% 1/19/27 EUR (c) (e)	200,000	239,725
Bank of America Corp. 2.375% 6/19/24 EUR (c) (e)	150,000	183,804
3.550% VRN 3/05/24 (f)	1,460,000	1,482,651
The Bank of East Asia Ltd. 5 year CMT + 3.834% 5.500% VRN 12/29/49 (e) (g)	850,000	850,750
Barclays Bank PLC 5.140% 10/14/20	200,000	205,344
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (c) (e)	200,000	226,270
4.610% VRN 2/15/23 (f)	510,000	520,519
BBVA Bancomer SA 4.375% 4/10/24 (d)	900,000	916,884
BPCE SA 3.000% 5/22/22 (d)	1,050,000	1,038,870
CaixaBank SA 1.125% 5/17/24 EUR (c) (e)	100,000	113,971
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (c) (e)	500,000	568,166
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (c) (e)	150,000	221,031
Credit Agricole SA 1.000% 9/16/24 EUR (c) (e)	200,000	232,261
Credit Suisse Group AG 2.125% VRN 9/12/25 GBP (c) (e) (f)	150,000	190,717
Danske Bank A/S 2.000% 9/08/21 (d)	200,000	192,670
2.700% 3/02/22 (d)	440,000	428,406
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (c) (e)	200,000	229,422

	Principal Amount	Value
3.875% 9/12/23 (d)	$420,000	$412,574
5.375% 1/12/24 (d)	200,000	208,012
Dexia Credit Local SA 0.625% 1/21/22 EUR (c) (e)	300,000	343,320
DNB Boligkreditt AS 1.875% 11/21/22 EUR (c) (e)	100,000	120,149
Emirates NBD Tier 1 Ltd. USD 6 year Swap + 4.513% 5.750% VRN 5/29/49 (e) (g)	200,000	199,850
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (c) (e)	40,000	45,799
1.625% 7/27/26 EUR (c) (e)	140,000	161,125
3.500% 11/16/26	225,000	221,996
HDFC Bank Ltd. 8.100% 3/22/25 INR (c) (e)	30,000,000	426,101
Heta Asset Resolution AG 2.375% 12/13/22 EUR (c) (e)	500,000	605,382
HSBC Holdings PLC 3.950% VRN 5/18/24 (f)	475,000	484,420
3.950% VRN 5/18/24 (f)	395,000	402,834
ING Bank NV 5 year EUR Swap + 2.250% 3.625% VRN 2/25/26 EUR (c) (e)	100,000	118,341
Islandsbanki HF 1.750% 9/07/20 EUR (c) (e)	100,000	114,766
JP Morgan Chase & Co. 3.797% VRN 7/23/24 (f)	195,000	200,224
3.900% 7/15/25	1,880,000	1,953,307
3 mo. USD LIBOR + 1.230% 4.009% FRN 10/24/23	720,000	730,829
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (c)	65,000	63,606
4.700% 6/02/37 CAD (c)	25,000	23,911
6.000% 8/20/20 AUD (c)	280,000	210,261
Landsbankinn HF 1.625% 3/15/21 EUR (c) (e)	740,000	845,833
Morgan Stanley 1.375% 10/27/26 EUR (c)	200,000	228,971
3.125% 7/27/26	1,380,000	1,343,382
3.700% 10/23/24	1,120,000	1,139,664
Nordea Hypotek AB 1.000% 4/08/22 SEK (c) (e)	5,400,000	594,265
1.250% 5/19/21 SEK (c) (e)	5,800,000	639,260
Royal Bank of Scotland Group PLC 3.875% 9/12/23	810,000	813,357
UBS AG 1.375% 4/16/21 EUR (c) (e)	170,000	196,796
Unicredit Bank Czech Republic & Slovakia AS 0.625% 4/30/20 EUR (c) (e)	100,000	112,453
UniCredit SpA 2.000% 3/04/23 EUR (c) (e)	200,000	232,113

		22,455,480

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.150% 1/23/25	$125,000	$130,258
5.550% 1/23/49	395,000	433,532

		563,790

Biotechnology — 0.2%
Celgene Corp. 3.875% 8/15/25	927,000	947,857
4.625% 5/15/44	40,000	40,276
5.250% 8/15/43	220,000	235,477

		1,223,610

Building Materials — 0.2%
Boral Finance Pty Ltd. 3.000% 11/01/22 (d)	170,000	166,663
3.750% 5/01/28 (d)	1,060,000	1,028,818
CRH Finance UK PLC 4.125% 12/02/29 GBP (c) (e)	150,000	221,673

		1,417,154

Chemicals — 0.9%
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (c) (e)	200,000	227,599
4.625% 3/14/23 (e)	860,000	892,237
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (d)	155,000	162,363
Equate Petrochemical BV 4.250% 11/03/26 (e)	600,000	605,321
4.250% 11/03/26 (d)	300,000	302,660
Israel Chemicals Ltd. 6.375% 5/31/38 (c) (e)	800,000	857,064
Kraton Polymers LLC / Kraton Polymers Capital Corp 5.250% 5/15/26 EUR (c) (d)	100,000	113,723
SASOL Financing USA LLC 5.875% 3/27/24	1,100,000	1,166,566
Syngenta Finance NV 3.933% 4/23/21 (d)	615,000	617,859

		4,945,392

Commercial Services — 0.3%
AA Bond Co. Ltd. 5.500% 7/31/22 GBP (c) (e)	100,000	114,941
Experian Finance PLC 4.250% 2/01/29 (d)	405,000	418,376
Prosegur Cash SA 1.375% 2/04/26 EUR (c) (e)	100,000	109,001
Refinitiv US Holdings, Inc. 4.500% 5/15/26 EUR (c) (d)	100,000	112,871
6.250% 5/15/26 (d)	120,000	121,650
Transurban Finance Co. 1.875% 9/16/24 EUR (c) (e)	100,000	119,058
3.375% 3/22/27 (d)	560,000	534,765

		1,530,662

	Principal Amount	Value
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 1/16/24	$540,000	$561,512
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	900,000	911,616
Air Lease Corp. 2.750% 1/15/23	65,000	63,420
Alliance Data Systems Corp. 5.250% 11/15/23 EUR (c) (e)	100,000	116,550
Cabot Financial Luxembourg SA 7.500% 10/01/23 GBP (c) (e)	100,000	127,624
Capital One Bank USA 3.375% 2/15/23	2,060,000	2,058,323
Discover Financial Services 3.750% 3/04/25	1,150,000	1,145,904
4.100% 2/09/27	850,000	849,520
Fca Bank Spa Ireland 1.000% 11/15/21 EUR (c) (e)	100,000	113,284
GE Capital European Funding Unlimited Co. 4.625% 2/22/27 EUR (c)	150,000	203,865
GE Capital International Funding Co. Unlimited Co. 3.373% 11/15/25	445,000	431,797
4.418% 11/15/35	890,000	822,793
Housing Development Finance Corp. Ltd. 6.875% 4/30/20 INR (c) (e)	80,000,000	1,146,114
Lincoln Finance Ltd. 6.875% 4/15/21 EUR (c) (e)	100,000	114,322
Lincoln Financing SARL 3.625% 4/01/24 EUR (c) (d)	100,000	113,274
Louvre Bidco SAS 4.250% 9/30/24 EUR (c) (e)	100,000	107,968
Nasdaq, Inc. 1.750% 3/28/29 EUR (c)	100,000	112,647
Springleaf Finance Corp. 6.125% 3/15/24	290,000	296,519

		9,297,052

Electric — 2.5%
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (d)	585,000	597,816
4.350% 8/01/28 (d)	260,000	267,973
E.ON SE 1.625% 5/22/29 EUR (c) (e)	150,000	175,195
Enel Americas SA 4.000% 10/25/26	850,000	837,241
Enel Chile SA 4.875% 6/12/28	985,000	1,038,781
Enel Finance International NV 3.625% 5/25/27 (d)	970,000	928,256
5.625% 8/14/24 GBP (c) (e)	150,000	226,725

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eskom Holdings SOC Ltd. 6.350% 8/10/28 (d)	$500,000	$513,997
6.350% 8/10/28 (e)	400,000	411,198
7.125% 2/11/25 (e)	400,000	395,022
FirstEnergy Transmission LLC 4.350% 1/15/25 (d)	1,695,000	1,766,756
IE2 Holdco SAU 2.875% 6/01/26 EUR (c) (e)	200,000	240,239
NRG Energy, Inc. 7.250% 5/15/26	190,000	209,036
Perusahaan Listrik Negara PT 5.450% 5/21/28 (d)	500,000	533,263
5.450% 5/21/28 (e)	300,000	319,958
Sempra Energy 3.250% 6/15/27	1,630,000	1,559,459
3.400% 2/01/28	446,000	430,169
Southern California Edison Co. 2.900% 3/01/21	95,000	94,299
3.875% 6/01/21	60,000	60,422
4.000% 4/01/47	45,000	41,903
4.125% 3/01/48	455,000	433,728
4.200% 3/01/29	120,000	121,847
4.875% 3/01/49	105,000	111,232
The Southern Co. 3.250% 7/01/26	425,000	416,272
State Grid Overseas Investment 2014 Ltd. 4.125% 5/07/24 (e)	200,000	209,274
State Grid Overseas Investment 2016 Ltd. 1.375% 5/02/25 EUR (c) (d)	100,000	114,535
2.750% 5/04/22 (d)	1,695,000	1,680,654
Vistra Operations Co. LLC 5.500% 9/01/26 (d)	275,000	286,000

		14,021,250

Electronics — 0.3%
Arrow Electronics, Inc. 4.000% 4/01/25	375,000	374,956
Avnet, Inc. 3.750% 12/01/21	475,000	479,655
Keysight Technologies, Inc. 4.600% 4/06/27	570,000	589,206
PerkinElmer, Inc. 1.875% 7/19/26 EUR (c)	100,000	114,298

		1,558,115

Engineering & Construction — 0.2%
Heathrow Funding Ltd. 4.875% 7/15/21 (d)	820,000	841,834
Promontoria Holding 264 BV 6.750% 8/15/23 EUR (c) (d)	100,000	113,577

		955,411

	Principal Amount	Value
Entertainment — 0.1%
Cirsa Finance International Sarl 6.250% 12/20/23 EUR (c) (e)	$100,000	$118,359
Codere Finance 2 Luxembourg SA 6.750% 11/01/21 EUR (c) (e)	100,000	109,646
Intralot Capital Luxembourg SA 5.250% 9/15/24 EUR (c) (e)	200,000	127,755

		355,760

Foods — 0.1%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (d)	180,000	185,175
B&G Foods, Inc. 5.250% 4/01/25 (h)	25,000	23,969
Post Holdings, Inc. 5.625% 1/15/28 (d)	180,000	178,650
Sigma Holdco BV 5.750% 5/15/26 EUR (c) (d)	100,000	105,161

		492,955

Gas — 0.1%
Perusahaan Gas Negara Persero Tbk 5.125% 5/16/24 (e)	300,000	314,881

Health Care – Products — 0.6%
Avantor, Inc. 6.000% 10/01/24 (d)	300,000	311,250
Becton Dickinson and Co. 1.900% 12/15/26 EUR (c)	200,000	234,377
3.020% 5/24/25 GBP (c)	150,000	200,396
3.363% 6/06/24	805,000	804,997
3.700% 6/06/27	1,930,000	1,922,576

		3,473,596

Health Care – Services — 0.1%
Cigna Holding Co. 3.050% 10/15/27	125,000	118,090
Humana, Inc. 3.850% 10/01/24	365,000	371,874
WellCare Health Plans, Inc. 5.375% 8/15/26 (d) (h)	110,000	115,087

		605,051

Holding Companies-Diversified — 0.1%
Hutchison Whampoa International 14 Ltd. 3.625% 10/31/24 (e)	500,000	509,322

Housewares — 0.0%
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (d)	250,000	241,250

Insurance — 0.7%
AIA Group Ltd. 3.900% 4/06/28 (d)	640,000	659,697

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 3.900% 4/01/26	$75,000	$75,475
5.000% 4/26/23 GBP (c) (e)	150,000	217,603
AXA Equitable Holdings, Inc. 3.900% 4/20/23	95,000	97,323
4.350% 4/20/28	610,000	619,255
AXA SA 3 mo. EURIBOR + 3.750% 3.375% VRN 7/06/47 EUR (c) (e)	140,000	167,297
Fidelity National Financial, Inc. 4.500% 8/15/28 (d)	365,000	369,216
Principal Financial Group, Inc. 3 mo. USD LIBOR + 3.044% 4.700% VRN 5/15/55	480,000	471,456
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% 5.125% VRN 10/10/45 GBP (c) (e)	150,000	212,279
Trinity Acquisition PLC 4.400% 3/15/26	545,000	565,478
Voya Financial, Inc. 3.125% 7/15/24	300,000	296,266
XLIT Ltd. 3 mo. EURIBOR + 2.900% 3.250% VRN 6/29/47 EUR (c)	270,000	314,382

		4,065,727

Internet — 1.9%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,980,000	2,029,533
Baidu, Inc. 2.875% 7/06/22	1,560,000	1,540,575
4.375% 3/29/28	400,000	411,775
Booking Holdings, Inc. 2.375% 9/23/24 EUR (c)	140,000	172,104
3.600% 6/01/26	1,695,000	1,722,489
Ctrip.com International Ltd., Convertible, 1.250% 9/15/22	300,000	304,344
Expedia, Inc. Co. 2.500% 6/03/22 EUR (c)	120,000	141,074
3.800% 2/15/28	1,650,000	1,592,186
5.000% 2/15/26	359,000	380,072
Inter Media and Communication SpA 4.875% 12/31/22 EUR (c) (e)	98,967	112,592
Netflix, Inc. 4.625% 5/15/29 EUR (c) (d)	670,000	801,967
Tencent Holdings Ltd. 3.366% FRN 1/19/23 (d) (f)	200,000	198,371
3.800% 2/11/25 (e)	1,070,000	1,094,765

		10,501,847

Investment Companies — 0.0%
JAB Holdings BV 2.000% 5/18/28 EUR (c) (e)	100,000	114,242

	Principal Amount	Value
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (e)	$200,000	$188,895
5.450% 1/24/28 (e)	700,000	661,131
ArcelorMittal 4.550% 3/11/26	255,000	260,591

		1,110,617

Leisure Time — 0.0%
Pinnacle Bidco PLC 6.375% 2/15/25 GBP (c) (e)	100,000	133,808

Lodging — 0.1%
Gohl Capital Ltd. 4.250% 1/24/27 (e)	600,000	595,469

Media — 1.0%
Altice Financing SA 5.250% 2/15/23 EUR (c) (e)	100,000	115,006
Altice SA 7.750% 5/15/22 (d)	250,000	250,000
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	645,000	680,590
Comcast Corp. 3.150% 3/01/26	1,355,000	1,348,136
3.200% 7/15/36	50,000	45,464
3.300% 2/01/27	265,000	264,724
3.950% 10/15/25	150,000	156,873
4.150% 10/15/28	625,000	657,836
4.700% 10/15/48	50,000	54,205
CSC Holdings LLC 7.500% 4/01/28 (d)	200,000	214,310
7.750% 7/15/25 (d) (h)	200,000	214,500
Fox Corp. 4.709% 1/25/29 (d)	285,000	305,575
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (e)	1,100,000	1,064,250
TDF Infrastructure SAS 2.875% 10/19/22 EUR (c) (e)	100,000	116,843
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 3.500% 1/15/27 EUR (c) (e)	100,000	117,926
Virgin Media Secured Finance PLC 6.250% 3/28/29 GBP (c) (e)	100,000	137,708
The Walt Disney Co. 3.700% 9/15/24 (d)	175,000	182,375

		5,926,321

Mining — 0.2%
Anglo American Capital PLC 3.625% 9/11/24 (d)	405,000	401,325
4.000% 9/11/27 (d)	225,000	218,718

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Constellium NV 4.250% 2/15/26 EUR (c) (e)	$100,000	$114,088
Corp. Nacional del Cobre de Chile 3.625% 8/01/27 (d)	200,000	200,202
KME AG 6.750% 2/01/23 EUR (c) (e)	100,000	104,693

		1,039,026

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 3.375% 3/11/24	190,000	188,927
0.875% 5/17/25 EUR (c)	100,000	108,844
1.875% 5/28/27 EUR (c)	150,000	169,985
2.125% 5/17/37 EUR (c)	140,000	142,232

		609,988

Multi-National — 0.2%
European Investment Bank 1.250% 5/12/25 SEK (c) (e)	6,400,000	718,247
1.250% 5/12/25 SEK (c) (e)	1,050,000	117,838
Inter-American Development Bank 4.400% 1/26/26 CAD (c)	145,000	123,825
4.400% 1/26/26 CAD (c)	150,000	128,095

		1,088,005

Oil & Gas — 2.0%
BP Capital Markets PLC 1.109% 2/16/23 EUR (c) (e)	150,000	174,574
2.213% 9/25/26 EUR (c) (e)	160,000	198,844
Eni SpA 4.000% 9/12/23 (d)	390,000	400,144
4.750% 9/12/28 (d)	425,000	441,314
Hess Corp. 4.300% 4/01/27	475,000	470,436
5.800% 4/01/47	200,000	208,164
KazMunayGas National Co. JSC 4.750% 4/19/27 (e)	800,000	820,560
Matador Resources Co. 5.875% 9/15/26	135,000	134,662
Pertamina Persero PT 6.450% 5/30/44 (d)	200,000	227,846
Petrobras Global Finance BV 7.375% 1/17/27	1,165,000	1,281,908
Petroleos Mexicanos 3.500% 7/23/20	500,000	499,250
4.875% 1/24/22	730,000	736,212
4.875% 2/21/28 EUR (c) (e)	490,000	558,606
5.125% 3/15/23 EUR (c) (e)	680,000	831,441
5.375% 3/13/22	230,000	234,775
5.500% 1/21/21	930,000	945,810
6.375% 2/04/21	475,000	492,575
8.000% 5/03/19	500,000	501,500
Seven Generations Energy Ltd. 5.375% 9/30/25 (d)	210,000	205,275

	Principal Amount	Value
Tullow Oil PLC 7.000% 3/01/25 (e)	$200,000	$201,190
Woodside Finance Ltd. 3.700% 9/15/26 (d)	2,000,000	1,962,683

		11,527,769

Packaging & Containers — 0.0%
ARD Finance SA 6.625% 9/15/23 EUR (c)	100,000	113,565

Pharmaceuticals — 1.4%
AbbVie, Inc. 3.600% 5/14/25	855,000	856,917
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	277,000	293,620
Bausch Health Cos., Inc. 5.750% 8/15/27 (d) (h)	120,000	123,036
Bayer US Finance II LLC 3.875% 12/15/23 (d)	900,000	906,814
Cigna Corp. 4.125% 11/15/25 (d)	258,000	267,026
4.375% 10/15/28 (d)	590,000	611,989
4.900% 12/15/48 (d)	240,000	247,655
CVS Health Corp. 3.700% 3/09/23	1,365,000	1,386,950
Express Scripts Holding Co. 3.400% 3/01/27	465,000	452,902
4.500% 2/25/26	850,000	889,815
Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26	1,415,000	1,368,315
Takeda Pharmaceutical Co. Ltd. 2.250% 11/21/26 EUR (c) (d)	270,000	325,664

		7,730,703

Pipelines — 1.6%
APT Pipelines Ltd. 4.250% 7/15/27 (d)	885,000	896,810
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,463,867
DCP Midstream Operating LP 6.750% 9/15/37 (d)	160,000	164,800
Enbridge, Inc. 3 mo. USD LIBOR + 3.890% 6.000% VRN 1/15/77	500,000	496,250
Energy Transfer Operating LP 4.500% 4/15/24	105,000	109,478
4.950% 6/15/28	160,000	167,815
5.250% 4/15/29	235,000	251,999
Peru LNG Srl 5.375% 3/22/30 (e)	800,000	832,000
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	500,000	504,779
4.650% 10/15/25	285,000	296,922

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.000% 3/15/27	$200,000	$212,083
5.875% 6/30/26	940,000	1,045,545
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29 (d)	240,000	260,700
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (c)	550,000	387,937
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28	125,000	127,553
4.600% 3/15/48	175,000	178,252
Williams Cos., Inc. 4.500% 11/15/23	895,000	939,415
4.550% 6/24/24	385,000	406,403

		8,742,608

Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl 2.000% 2/15/24 EUR (c) (e)	151,000	173,422

Real Estate — 0.3%
ADO Properties SA 1.500% 7/26/24 EUR (c) (e)	100,000	110,615
Akelius Residential Property AB 1.750% 2/07/25 EUR (c) (e)	120,000	136,012
Longfor Group Holdings Ltd. 4.500% 1/16/28 (e)	600,000	593,896
Shimao Property Holdings Ltd. 6.375% 10/15/21 (e)	800,000	831,753

		1,672,276

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/27	1,415,000	1,427,416
4.000% 1/15/24	60,000	62,055
American Tower Corp. 3.000% 6/15/23	420,000	418,569
Boston Properties LP 3.650% 2/01/26	850,000	855,686
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	2,001,163
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,100,000	2,150,090
Essex Portfolio LP 3.875% 5/01/24	620,000	634,863
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	125,000	130,938
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	824,727
Highwoods Realty LP 4.125% 3/15/28	580,000	586,742

	Principal Amount	Value
Inmobiliaria Colonial Socimi SA 2.728% 6/05/23 EUR (c) (e)	$200,000	$241,636
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	395,000	401,913
Prologis LP 2.250% 6/30/29 GBP (c)	150,000	193,534
Regency Centers LP 3.600% 2/01/27	305,000	303,348
4.125% 3/15/28	110,000	112,937
SBA Tower Trust 3.448% 3/15/23 (d)	1,400,000	1,408,596
3.722% 4/11/23 (d)	415,000	420,516
VEREIT Operating Partnership LP 3.950% 8/15/27	1,415,000	1,393,925
4.875% 6/01/26	550,000	572,660

		14,141,314

Retail — 0.4%
EVOCA SpA 7.000% 10/15/23 EUR (c) (e)	100,000	118,536
Next PLC 3.625% 5/18/28 GBP (c) (e)	150,000	199,256
QVC, Inc. 4.375% 3/15/23	1,750,000	1,774,993

		2,092,785

Semiconductors — 0.4%
Asml Holding NV 0.625% 7/07/22 EUR (c) (e)	100,000	113,897
1.625% 5/28/27 EUR (c) (e)	100,000	118,888
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	170,000	162,938
3.625% 1/15/24	1,000,000	997,428
Broadcom, Inc. 4.250% 4/15/26	435,000	431,785
NXP BV / NXP Funding LLC 4.875% 3/01/24 (d)	440,000	464,561

		2,289,497

Software — 0.0%
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (d)	200,000	216,784

Telecommunications — 1.1%
Altice France SA 6.250% 5/15/24 (d)	200,000	201,500
C&W Senior Financing DAC 7.500% 10/15/26 (d)	200,000	206,000
Chorus Ltd. 1.125% 10/18/23 EUR (c) (e)	100,000	113,490
Deutsche Telekom International Finance BV 4.375% 6/21/28 (d)	1,200,000	1,250,199

The accompanying notes are an integral part of the financial statements.

23

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA 9.500% 9/30/22 (d)	$180,000	$207,000
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (e)	200,000	203,100
Oztel Holdings SPC Ltd. 6.625% 4/24/28 (e)	600,000	584,332
Sprint Capital Corp. 8.750% 3/15/32	110,000	116,061
Sprint Communications, Inc. 11.500% 11/15/21	127,000	146,367
Telecom Italia SpA 3.625% 5/25/26 EUR (c) (e)	150,000	173,358
Telefonica Emisiones SA 2.242% 5/27/22 EUR (c) (e)	200,000	238,462
Verizon Communications, Inc. 3.376% 2/15/25	455,000	460,358
4.672% 3/15/55	140,000	142,635
4.750% 11/01/41	165,000	174,225
4.862% 8/21/46	65,000	69,254
5.012% 4/15/49	355,000	387,586
Vodafone Group PLC 4.125% 5/30/25	150,000	152,867
4.125% 5/30/25	280,000	285,352
4.375% 5/30/28	235,000	238,859
4.375% 5/30/28	280,000	284,598
5.000% 5/30/38	470,000	464,207

		6,099,810

Trucking & Leasing — 0.3%
DAE Funding LLC 5.250% 11/15/21 (d)	200,000	204,000
5.750% 11/15/23 (d)	175,000	179,812
SMBC Aviation Capital Finance DAC 4.125% 7/15/23 (d)	1,110,000	1,133,883

		1,517,695

TOTAL CORPORATE DEBT (Cost $155,290,207)		157,227,642

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,213,653

Automobile ABS — 1.7%
Americredit Automobile Receivables Trust, Series 2019-1, Class B 3.130% 2/18/25	160,000	161,211
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (d)	1,375,000	1,368,086

	Principal Amount	Value
Series 2017-2A, Class A, 2.970% 3/20/24 (d)	$1,635,000	$1,624,879
Series 2019-1A, Class A, 3.450% 3/20/23 (d)	275,000	277,786
Capital Auto Receivables Asset Trust Series 2018-2, Class C, 3.690% 12/20/23 (d)	825,000	831,027
Series 2018-1, Class D, 3.700% 6/20/25 (d)	800,000	805,474
CarMax Auto Owner Trust, Series 2017-3, Class B 2.440% 2/15/23	1,215,000	1,207,389
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	1,375,000	1,368,629
Santander Drive Auto Receivables Trust, Series 2016-3, Class D 2.800% 8/15/22	1,530,000	1,528,413
Santander Retail Auto Lease Trust, Series 2018-A, Class C 3.490% 5/20/22 (d)	385,000	386,332
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	200,000	202,090

		9,761,316

Commercial MBS — 4.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A, 3.384% FRN 4/15/35 (d) (f)	395,406	392,569
Series 2018-KEYS, Class A, 3.484% FRN 5/15/35 (d) (f)	820,000	818,976
Series 2018-ASHF, Class B, 3.734% FRN 4/15/35 (d) (f)	235,000	233,978
Series 2018-ASHF, Class C, 3.884% FRN 4/15/35 (d) (f)	110,000	109,589
Aventura Mall Trust, Series 2018-AVM, Class A, 4.112% VRN 7/05/40 (d) (f)	805,000	859,132
BANK Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (f)	980,000	998,556
Series 2017-BNK5, Class C, 4.257% VRN 6/15/60 (f)	850,000	855,289
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (f)	375,000	395,423
BX Trust Series 2018-GW, Class A, 3.284% FRN 5/15/35 (d) (f)	290,000	287,285
Series 2017-IMC, Class D, 4.734% FRN 10/15/32 (d) (f)	650,000	647,174

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, 3.384% FRN 2/15/37 (d) (f)	$840,000	$832,142
Series 2018-WSS, Class B, 3.584% FRN 2/15/37 (d) (f)	345,000	342,430
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C, 4.674% VRN 3/10/51 (f)	205,000	210,129
COMM Mortgage Trust Series 2017-COR2, Class A3, 3.510% 9/10/50	1,720,000	1,752,778
Series 2014-CR20, Class AM, 3.938% 11/10/47	1,490,000	1,538,080
Series 2015-CR26, Class B, 4.483% VRN 10/10/48 (f)	627,000	653,223
Series 2014-UBS2, Class B, 4.701% 3/10/47	207,000	215,462
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (f)	1,650,000	1,724,444
FREMF Mortgage Trust, Series 2018-K731, Class B 3.910% 2/25/25 (d)	390,000	392,854
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class A, 3.432% FRN 11/15/35 (d) (f)	395,000	394,266
ILPT Trust, Series 2019-SURF, Class A 4.145% 2/11/41 (d)	835,000	884,041
Independence Plaza Trust Series 2018-INDP, Class A, 3.763% 7/10/35 (d)	845,000	875,285
Series 2018-INDP, Class B, 3.911% 7/10/35 (d)	855,000	878,194
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (d)	115,000	121,123
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (f)	160,000	164,570
Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.404% FRN 7/15/35 (d) (f)	915,000	909,271
Morgan Stanley Baml Trust, Series 2015-C22, Class AS 3.561% 4/15/48	260,000	263,081
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% VRN 4/15/47 (f)	1,215,000	1,268,822

	Principal Amount	Value
MSCG Trust, Series 2018-SELF, Class A, 3.384% FRN 10/15/37 (d) (f)	$1,210,000	$1,206,230
RETL, Series 2019-RVP, Class A, 3.634% FRN 3/15/36 (d) (f)	1,070,000	1,070,657
SLIDE Series 2018-FUN, Class A, FRN, 3.384% FRN 6/15/31 (d) (f)	1,026,040	1,023,476
Series 2018-FUN, Class E, 4.784% FRN 6/15/31 (d) (f)	384,765	385,492
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class A5, 3.453% 7/15/50	970,000	986,840
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,726,133
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,034,807
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (f)	381,000	390,206

		26,842,007

Credit Card ABS — 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,017,844

Other ABS — 3.4%
Barings CLO Ltd., Series 2016-2A, Class AR, 3.841% FRN 7/20/28 (d) (f)	440,000	439,590
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A, 3.500% VRN 1/28/58 (d) (f)	847,383	849,657
Bluemountain Clo Ltd. Series 2015-2A, Class A1R, 3.710% FRN 7/18/27 (d) (f)	275,000	273,622
Series 2015-2A, Class BR, 4.280% FRN 7/18/27 (d) (f)	250,000	248,591
CBAM Ltd., Series 2019-9A, Class A, 4.009% FRN 2/12/30 (d) (f)	1,230,000	1,229,995
CIFC Funding Ltd. Series 2015-5A, Class A1R, 3.631% FRN 10/25/27 (d) (f)	470,000	467,884
Series 2015-4A, Class A1R, 3.911% FRN 10/20/27 (d) (f)	450,000	450,450
CNH Equipment Trust, Series 2019-A, Class A3 3.010% 4/15/24	230,000	231,723
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3.811% FRN 10/20/28 (d) (f)	755,000	753,603

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Driven Brands Funding LLC, Series 2018-1A, Class A2 4.739% 4/20/48 (d)	$44,663	$45,509
Galaxy XXIX CLO Ltd., Series 2018-29A, Class B, 4.084% FRN 11/15/26 (d) (f)	250,000	247,758
Golub Capital Partners CLO 39B Ltd., Series 2018-39A, Class A1, 3.610% FRN 10/20/28 (d) (f)	570,000	567,881
Hardee’s Funding LLC Series 2018-1A, Class AI, 4.250% 6/20/48 (d)	597,000	603,119
Series 2018-1A, Class AII, 4.959% 6/20/48 (d)	323,375	338,429
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (d)	296,633	292,799
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3.764% FRN 11/15/28 (d) (f)	1,055,000	1,052,597
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 3.250% VRN 5/25/62 (d) (f)	603,951	601,286
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3.937% FRN 7/15/27 (d) (f)	820,000	799,024
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3.881% FRN 7/20/29 (d) (f)	725,000	720,500
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3.637% FRN 7/15/27 (d) (f)	320,000	317,667
Series 2015-1A, Class BR, 3.987% FRN 7/15/27 (d) (f)	265,000	261,946
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3.783% FRN 7/17/29 (d) (f)	670,000	662,168
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.625% FRN 10/17/29 (d) (f)	645,000	645,216
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (d)	760,000	773,771
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.667% FRN 4/15/28 (d) (f)	635,000	631,835
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (d)	573,563	589,133
Towd Point Mortgage Trust Series 2018-2, Class A1, 3.250% VRN 3/25/58 (d) (f)	825,507	822,242

	Principal Amount	Value
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (d) (f)	$499,591	$497,671
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (d) (f)	663,826	666,443
Series 2019-1, Class A1, 3.750% VRN 3/25/58 (d) (f)	607,445	615,765
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (d) (f)	730,050	737,423
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (d) (f)	1,119,924	1,125,237
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (d)	650,000	652,590

		19,213,124

Student Loans ABS — 0.7%
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (d)	1,040,633	1,028,517
Series 2017-B, Class A2A, 2.820% 10/15/35 (d)	380,000	375,944
Series 2018-A, Class A2A, 3.500% 2/15/36 (d)	1,310,000	1,336,145
Series 2018-C, Class A2A, 3.630% 11/15/35 (d)	990,000	1,015,962

		3,756,568

WL Collateral CMO — 3.7%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.628% VRN 3/25/49 (d) (f)	690,000	689,773
Series 2019-1, Class A1, 3.920% VRN 11/25/48 (d) (f)	1,150,491	1,158,376
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (d) (f)	259,944	261,724
COLT Mortgage Loan Trust Series 2019-2, Class A1, 3.337% VRN 5/25/49 (d) (f)	500,000	499,999
Series 2018-3, Class A1, 3.692% VRN 10/26/48 (d) (f)	949,678	959,875
Series 2019-1, Class A1, 3.705% VRN 3/25/49 (d) (f)	1,142,187	1,145,464
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (d) (f)	385,807	389,933
Series 2018-4, Class A1, 4.006% VRN 12/28/48 (d) (f)	657,201	665,498
Deephaven Residential Mortgage Trust Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (d) (f)	330,502	332,823
Series 2019-1A, Class A1, 3.743% VRN 1/25/59 (d) (f)	343,605	343,930
Flagstar Mortgage Trust, Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (d) (f)	320,234	324,464

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.500% VRN 11/25/57 (d) (f)	$232,273	$230,676
GMRF Mortgage Acquisition Co. Series 19-1, Class A22, 4.000% 2/25/59	217,384	218,105
Series 19-1, Class A42, 4.000% 2/25/59	225,056	222,087
Homeward Opportunities Fund Series 19-1, Class A1, 3.454% 1/25/59	595,000	594,992
Series 19-1, Class A3, 3.606% 1/25/59	630,000	629,986
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (d) (f)	388,143	394,607
New Residential Mortgage Loan, Series 2019-NQM2, Class A1 3.600% 4/25/49	510,000	512,414
New Residential Mortgage Loan Trust Series 2019-NQM1, Class A1, 3.675% VRN 1/25/49 (d) (f)	728,379	733,746
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (d) (f)	694,613	699,708
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (d) (f)	1,342,665	1,340,360
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (d) (f)	450,000	456,885
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (d) (f)	316,033	317,487
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (d) (f)	500,567	510,585
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (d) (f)	720,252	738,167
Starwood Mortgage Residential Trust Series 2019-IMC1, Class A1, 3.468% 4/25/49	430,000	429,861
Series 2018-IMC2, Class A1, 4.121% 10/25/48 (d)	761,729	767,265
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (d) (f)	1,066,538	1,053,819
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (d) (f)	485,000	484,842
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (d) (f)	293,196	296,149
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (d) (f)	804,913	810,055
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (d) (f)	909,708	916,269
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (d) (f)	369,973	375,446

	Principal Amount	Value
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (d) (f)	$582,679	$591,335
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (d) (f)	541,428	549,435

		20,646,140

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,799,768)		82,450,652

SOVEREIGN DEBT OBLIGATIONS — 19.2%
Albania Government International Bond 3.500% 10/09/25 EUR (c) (d)	115,000	134,213
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (c)	575,000	516,611
Australia Government Bond 3.000% 3/21/47 AUD (c) (e)	712,000	566,063
3.250% 4/21/29 AUD (c) (e)	7,940,000	6,395,368
Bermuda Government International Bond 4.750% 2/15/29 (d)	200,000	211,000
Bonos Tesoreria Pesos 4.500% 3/01/21 CLP (c)	1,035,000,000	1,469,760
4.500% 3/01/26 CLP (c)	445,000,000	640,754
4.700% 9/01/30 CLP (c) (d)	490,000,000	717,229
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/21 BRL (c)	9,980,000	2,664,636
10.000% 1/01/23 BRL (c)	160,000	43,252
Bundesrepublik Deutschland 1.250% 8/15/48 EUR (c) (e)	60,000	79,582
Canadian Government Bond 2.000% 9/01/23 CAD (c)	1,910,000	1,457,623
2.000% 6/01/28 CAD (c)	11,215,000	8,654,101
3.500% 12/01/45 CAD (c)	860,000	854,131
Colombia Government International Bond 4.000% 2/26/24	1,160,000	1,195,972
4.000% 2/26/24	1,865,000	1,922,834
Cyprus Government International Bond 2.375% 9/25/28 EUR (c) (e)	708,000	851,893
2.750% 2/26/34 EUR (c) (e)	93,000	111,031
3.750% 7/26/23 EUR (c) (e)	645,000	823,309
3.750% 7/26/23 EUR (c) (e)	85,000	108,498
3.875% 5/06/22 EUR (c) (e)	950,000	1,185,496
4.250% 11/04/25 EUR (c) (e)	540,000	729,957
4.250% 11/04/25 EUR (c) (e)	110,000	148,695

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Czech Republic International Bond 3.875% 5/24/22 EUR (c) (e)	$460,000	$579,881
France Government Bond OAT 1.750% 11/25/24 EUR (c) (e)	669,000	834,594
1.750% 5/25/66 EUR (c) (d)	40,000	47,780
3.250% 5/25/45 EUR (c) (e)	2,282,000	3,745,416
5.750% 10/25/32 EUR (c) (e)	207,000	390,374
Indonesia Government International Bond 2.950% 1/11/23	400,000	395,736
3.700% 1/08/22 (d)	600,000	607,573
3.750% 4/25/22 (d)	405,000	410,094
3.750% 6/14/28 EUR (c) (e)	780,000	1,012,772
4.125% 1/15/25 (e)	345,000	353,574
Indonesia Treasury Bond 6.125% 5/15/28 IDR (c)	8,210,000,000	521,888
7.000% 5/15/27 IDR (c)	6,090,000,000	411,652
8.125% 5/15/24 IDR (c)	17,504,000,000	1,281,775
8.375% 3/15/24 IDR (c)	10,700,000,000	786,826
8.750% 5/15/31 IDR (c)	3,710,000,000	277,994
Ireland Government Bond 1.000% 5/15/26 EUR (c) (e)	1,078,000	1,280,643
4.500% 4/18/20 EUR (c)	268,000	316,569
5.400% 3/13/25 EUR (c)	828,000	1,224,811
Israel Government Bond 1.500% 1/18/27 EUR (c) (e)	330,000	389,279
1.750% 8/31/25 ILS (c)	7,010,000	1,992,819
4.625% 3/18/20 EUR (c) (e)	480,000	562,508
5.500% 1/31/42 ILS (c)	6,745,000	2,726,912
Italy Buoni Poliennali Del Tesoro 2.000% 12/01/25 EUR (c)	953,000	1,070,097
4.500% 3/01/24 EUR (c)	975,000	1,239,406
4.750% 9/01/21 EUR (c)	997,000	1,224,556
5.000% 3/01/22 EUR (c)	330,000	412,793
5.500% 9/01/22 EUR (c)	2,115,000	2,716,738
Japan Government Five Year Bond 0.100% 6/20/21 JPY (c)	159,350,000	1,446,644
Japan Government Forty Year Bond 1.400% 3/20/55 JPY (c)	47,700,000	549,284
Japan Government Thirty Year Bond 1.700% 9/20/44 JPY (c)	173,500,000	2,035,334
2.200% 9/20/39 JPY (c)	20,650,000	253,852
2.500% 9/20/37 JPY (c)	176,900,000	2,229,310
Japan Government Twenty Year Bond 0.600% 6/20/37 JPY (c)	334,100,000	3,185,541
0.700% 3/20/37 JPY (c)	23,000,000	223,116
1.200% 12/20/34 JPY (c)	559,600,000	5,850,630
1.500% 6/20/34 JPY (c)	12,000,000	130,114

	Principal Amount	Value
Japanese Government CPI Linked Bond 0.100% 3/10/24 JPY (c)	$78,964,000	$733,710
0.100% 9/10/24 JPY (c)	69,455,700	646,615
0.100% 3/10/25 JPY (c)	120,547,000	1,122,263
Kingdom of Belgium Government Bond 4.250% 3/28/41 EUR (c) (d)	301,000	539,242
5.000% 3/28/35 EUR (c) (d)	180,000	326,417
Korea Treasury Bond 3.000% 9/10/24 KRW (c)	3,185,000,000	2,979,180
Latvia Government International Bond 1.875% 2/19/49 EUR (c) (e)	421,000	479,341
Malaysia Government Bond 4.392% 4/15/26 MYR (c)	1,450,000	368,934
4.736% 3/15/46 MYR (c)	6,090,000	1,509,476
4.921% 7/06/48 MYR (c)	4,495,000	1,156,589
4.935% 9/30/43 MYR (c)	155,000	40,010
Mexican Bonos 7.500% 6/03/27 MXN (c)	3,050,000	152,148
7.750% 11/13/42 MXN (c)	3,902,000	186,694
8.000% 12/07/23 MXN (c)	59,600,000	3,091,023
10.000% 12/05/24 MXN (c)	1,360,000	76,916
Mexico Government International Bond 4.000% 10/02/23	330,000	339,240
Morocco Government International Bond 4.500% 10/05/20 EUR (c) (e)	300,000	357,551
Netherlands Government Bond 5.500% 1/15/28 EUR (c)	50,000	83,612
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (c) (e)	860,000	692,371
4.000% 5/20/26 AUD (c) (e)	150,000	120,762
Norway Government Bond 3.000% 3/14/24 NOK (c) (d)	700,000	87,518
Province of Ontario Canada 2.600% 6/02/25 CAD (c)	286,000	219,347
3.500% 6/02/43 CAD (c)	62,000	52,146
Republic of Austria Government Bond 3.800% 1/26/62 EUR (c) (d)	260,000	547,581
Republic of South Africa Government International Bond 10.500% 12/21/26 ZAR (c)	26,173,000	2,000,603
Romania Government Bond 4.250% 6/28/23 RON (c)	3,090,000	726,323
4.625% 9/18/20 EUR (c) (e)	520,000	622,089
4.750% 2/24/25 RON (c)	2,065,000	491,805
5.000% 2/12/29 RON (c)	1,340,000	316,513
5.800% 7/26/27 RON (c)	2,990,000	756,512
5.850% 4/26/23 RON (c)	2,430,000	605,569

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Russian Federal Bond – OFZ 8.150% 2/03/27 RUB (c)	$14,733,000	$225,772
Singapore Government Bond 3.125% 9/01/22 SGD (c)	930,000	713,301
Slovenia Government Bond 1.000% 3/06/28 EUR (c) (e)	250,000	291,279
1.250% 3/22/27 EUR (c) (e)	788,000	944,560
1.500% 3/25/35 EUR (c) (e)	208,000	241,766
2.125% 7/28/25 EUR (c) (e)	190,000	238,874
4.625% 9/09/24 EUR (c) (e)	324,000	453,931
5.250% 2/18/24 (e)	200,000	221,982
5.250% 2/18/24 (e)	200,000	221,982
Spain Government Bond 1.400% 7/30/28 EUR (c) (d)	360,000	418,449
Sri Lanka Government International Bond 5.125% 4/11/19 (e)	250,000	249,615
Sweden Government Bond 0.750% 11/12/29 SEK (c) (d)	3,245,000	364,743
2.250% 6/01/32 SEK (c) (e)	3,245,000	426,656
3.500% 3/30/39 SEK (c)	8,015,000	1,291,824
Thailand Government Bond 3.650% 6/20/31 THB (c)	29,300,000	1,019,589
4.875% 6/22/29 THB (c)	6,232,000	236,473
United Kingdom Gilt 1.500% 1/22/21 GBP (c) (e)	803,000	1,061,960
1.625% 10/22/71 GBP (c) (e)	299,000	417,255
4.250% 12/07/46 GBP (c) (e)	1,451,000	3,026,791
Vietnam Government International Bond 6.750% 1/29/20 (e)	440,000	451,823

		108,147,618

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $109,802,869)		108,147,618

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.8%
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	295,938	304,436
Government National Mortgage Association, Series 2018-122, Class FE, 2.788% FRN 9/20/48 (f)	295,686	293,773

		598,209

	Principal Amount	Value
Pass-Through Securities — 18.7%
Federal National Mortgage Association Pool #BC9043 2.500% 11/01/31	$680,257	$677,245
Pool #BM1890 2.500% 1/01/32	217,621	216,657
Pool #BM4151 2.500% 6/01/32	801,890	797,587
Pool #MA2781 2.500% 10/01/46	450,082	436,656
Pool #MA3283 3.000% 2/01/33	21,775	21,978
Pool #BJ2709 3.000% 4/01/33	778,306	785,314
Pool #AL9412 3.000% 11/01/36	1,153,674	1,165,382
Pool #AS6181 3.000% 11/01/45	712,626	711,173
Pool #BM3380 3.000% 6/01/46	657,043	657,551
Pool #BD8462 3.000% 11/01/46	4,171,334	4,161,526
Pool #BM1418 3.000% 4/01/47	3,834,530	3,825,513
Pool #MA3313 3.500% 3/01/33	834,573	854,923
Pool #MA3364 3.500% 5/01/33	224,836	230,248
Pool #AS4449 3.500% 2/01/35	322,871	331,364
Pool #MA1283 3.500% 12/01/42	110,643	112,793
Pool #MA1463 3.500% 6/01/43	389,807	397,382
Pool #BM4534 3.500% 1/01/44	818,355	834,258
Pool #BC1747 3.500% 1/01/46	4,319,565	4,392,705
Pool #BM4582 3.500% 8/01/47	308,207	315,352
Pool #BM3122 3.500% 10/01/47	5,647,367	5,771,227
Pool #MA3210 3.500% 12/01/47	736,920	748,706
Pool #BM5593 3.500% 12/01/47	1,313,859	1,343,497
Pool #BH9277 3.500% 2/01/48	965,352	980,792
Pool #CA1189 3.500% 2/01/48	638,613	648,428
Pool #MA3332 3.500% 4/01/48	1,463,048	1,484,163
Pool #MA3383 3.500% 6/01/48	341,403	346,224
Pool #BF0198 4.000% 11/01/40	300,799	312,554
Pool #AL2745 4.000% 3/01/42	1,328,032	1,388,233
Pool #BM3385 4.000% 6/01/45	3,694,274	3,828,260
Pool #CA0062 4.000% 7/01/47	1,894,958	1,963,093
Pool #MA3088 4.000% 8/01/47	295,238	305,761
Pool #MA3384 4.000% 6/01/48	2,070,687	2,133,493
Pool #MA3415 4.000% 7/01/48	1,257,966	1,294,549
Pool #MA3467 4.000% 9/01/48	622,519	640,623
Pool #BM5484 4.000% 3/01/49	1,099,563	1,136,007
Pool #AL6536 4.500% 3/01/45	794,120	839,739
Pool #BM4185 4.500% 9/01/46	354,738	373,786
Pool #BM1248 4.500% 9/01/46	1,011,593	1,069,705
Pool #BM1765 4.500% 10/01/47	736,059	770,867
Pool #BM3148 4.500% 11/01/47	394,689	420,815
Pool #BM4343 4.500% 5/01/48	856,262	912,943
Pool #CA1711 4.500% 5/01/48	800,896	837,643
Pool #MA3522 4.500% 11/01/48	237,793	248,073
Pool #AL9893 5.000% 2/01/45	788,429	844,101
Pool #MA3374 5.000% 5/01/48	305,172	323,764
Pool #MA3448 5.000% 8/01/48	416,705	441,441
Pool #BM3279 5.500% 5/01/44	2,355,067	2,584,668
Pool #BM4971 6.000% 7/01/41	409,581	461,951

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #299 2.500% 4/30/3032 (i)	$255,000	$253,406
Pool #5650 3.000% 3/02/33 (i)	1,860,000	1,876,275
Pool #6985 3.000% 3/30/47 (i)	6,410,000	6,373,944
Pool #4555 3.500% 3/30/33 (i)	495,000	506,176
Pool #1058 3.500% 1/30/48 (i)	7,275,000	7,372,758
Pool #11192 4.000% 4/30/48 (i)	7,155,000	7,358,470
Pool #29647 5.000% 7/30/48 (i)	595,000	629,073
Government National Mortgage Association Pool # GNR 2019 2.948% 2/20/49	353,770	353,912
Pool #GNR 2019 2.960% 2/20/49	279,381	279,629
Government National Mortgage Association II Pool #MA3873 3.000% 8/20/46	2,767,513	2,784,752
Pool #MA3936 3.000% 9/20/46	3,963,383	3,986,833
Pool #MA4126 3.000% 12/20/46	673,124	677,106
Pool #MA0220 3.500% 7/20/42	411,539	423,148
Pool #MA0318 3.500% 8/20/42	460,541	473,533
Pool #MA0392 3.500% 9/20/42	61,699	63,439
Pool #MA1090 3.500% 6/20/43	356,680	366,630
Pool #MA4004 3.500% 10/20/46	1,661,445	1,700,005
Pool #784474 3.500% 2/20/48	413,872	423,994
Pool #MA784472 3.500% 2/20/48	654,936	671,364
Pool #MA5762 3.500% 2/20/49	927,678	948,121
Pool #MA3245 4.000% 11/20/45	584,860	607,073
Pool #MA4511 4.000% 6/20/47	419,569	434,586
Pool #MA4720 4.000% 9/20/47	1,900,100	1,965,733
Pool #MA5595 4.000% 11/20/48	375,884	388,222
Pool #MA2894 4.500% 6/20/45	449,643	472,366
Pool #MA2963 4.500% 7/20/45	179,153	188,094
Pool #MA3312 4.500% 12/20/45	8,529	8,950
Pool #MA4588 4.500% 7/20/47	2,280,067	2,381,752
Pool #MA4964 4.500% 1/20/48	125,471	130,871
Pool #MA5652 4.500% 12/20/48	239,390	249,206
Pool #MA4781 5.000% 10/20/47	1,446,301	1,519,560
Pool #BF2644 5.000% 5/20/48	53,072	56,308
Pool #BF2878 5.000% 6/20/48	61,616	65,373
Pool #BF3008 5.000% 7/20/48	39,627	42,043
Pool #MA5400 5.000% 8/20/48	975,251	1,019,469
Pool #MA5468 5.000% 9/20/48	1,422,381	1,486,872
Pool #MA5530 5.000% 10/20/48	362,264	378,973
Pool #MA5195 5.500% 5/20/48	646,629	684,022
Pool #MA5654 5.500% 12/20/48	162,213	171,442
Pool #MA5713 5.500% 1/20/49	116,663	123,191
Pool #MA5820 5.500% 3/20/49	291,000	307,828

		105,585,215

Whole Loans — 1.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 2.936% FRN 7/25/30 (f)	845,577	840,835

	Principal Amount	Value
Series 2017-DNA3, Class M1, 3.236% FRN 3/25/30 (f)	$778,844	$778,362
Series 2018-DNA3, Class M1, 3.236% FRN 9/25/48 (d) (f)	300,000	299,450
Series 2018-DNA2, Class M1, 3.286% FRN 12/25/30 (d) (f)	1,040,000	1,038,096
Series 2019-DNA1, Class M1, 3.386% FRN 1/25/49 (d) (f)	630,000	630,276
Series 2019-HQA1, Class M1, 3.386% FRN 2/25/49 (d) (f)	280,000	280,096
Series 2018-SPI1, Class M2, 3.744% VRN 2/25/48 (d) (f)	95,000	86,794
Series 2018-SP12, Class M2, 3.819% VRN 5/25/48 (d) (f)	65,000	60,074
Series 2018-SPI3, Class M1, 4.167% VRN 8/25/48 (d) (f)	236,181	238,063
Series 2018-SPI3, Class M2, 4.167% VRN 8/25/48 (d) (f)	460,000	441,758
Series 2018-SPI4, Class M2, 4.460% VRN 11/25/48 (d) (f)	1,220,000	1,168,495
Series 2018-DNA2, Class M2, 4.636% FRN 12/25/30 (d) (f)	215,000	213,473
Series 2017-HQA3, Class M2, 4.836% FRN 4/25/30 (f)	855,000	865,792
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.650% 5.136% FRN 12/25/29	825,000	849,440
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C06, Class 1M1, 3.036% FRN 3/25/31 (f)	423,732	422,768
Series 2018-R07, Class 1M1, 3.236% FRN 4/25/31 (d) (f)	401,270	400,623
Series 2019-R02, Class 1M1, 3.336% FRN 8/25/31 (d) (f)	302,877	302,905
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.636% FRN 9/25/29	298,291	298,588
Series 2018-C02, Class 2M2, 4.686% FRN 8/25/30 (f)	540,000	536,786
Series 2018-C01, Class 1M2, 4.736% FRN 7/25/30 (f)	855,000	857,806

		10,610,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $115,313,710)		116,793,904

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds & Notes — 15.2%
U.S. Treasury Bond 2.750% 11/15/47 (j)	$6,140,000	$6,053,656
3.000% 8/15/48	3,000,000	3,106,969
3.000% 2/15/49	2,020,000	2,093,351
3.875% 8/15/40	7,220,000	8,596,312
4.250% 11/15/40	6,820,000	8,542,050
U.S. Treasury Inflation Index 1.000% 2/15/48	7,470,499	7,623,184
U.S. Treasury Note 2.375% 2/29/24	3,000,000	3,019,688
2.875% 10/31/23	22,300,000	22,908,197
2.875% 11/30/23	20,895,000	21,484,304
2.875% 8/15/28	2,000,000	2,078,156

		85,505,867

TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,734,233)		85,505,867

TOTAL BONDS & NOTES (Cost $554,879,993)		559,926,512

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (k)	483,900	483,900

TOTAL MUTUAL FUNDS (Cost $483,900)		483,900

TOTAL LONG-TERM INVESTMENTS (Cost $555,363,893)		560,410,412

SHORT-TERM INVESTMENTS — 3.9%
Mutual Fund — 3.6%
T. Rowe Price Government Reserve Investment Fund	20,313,822	20,313,822

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (l)	$1,215,543	1,215,543

	Principal Amount	Value
Sovereign Debt Obligations — 0.1%
Egypt Treasury Bills 17.551% 9/03/19 EGP (c)	$2,000,000	$107,694
18.381% 8/13/19 EGP (c)	6,000,000	326,089

		433,783

TOTAL SHORT-TERM INVESTMENTS (Cost $21,954,878)		21,963,148

TOTAL INVESTMENTS — 103.5% (Cost $577,318,771) (m)		582,373,560

Less Unfunded Loan Commitments (0.0)%		(205,047)

NET INVESTMENTS — 103.5% (Cost $577,113,724)		582,168,513

Other Assets/(Liabilities) — (3.5)%		(19,565,365)

NET ASSETS — 100.0%		$562,603,148

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DIP	Debtor In Possession
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Unfunded or partially unfunded loan commitments.
(b)	All or a portion of the security represents unsettled loan commitments at March 31, 2019 where the rate will be determined at time of settlement.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $102,571,909 or 18.23% of net assets.

(e)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $63,443,647 or 11.28% of net assets.

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(g)	Security is perpetual and has no stated maturity date.
(h)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $474,229 or 0.08% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	A portion of this security is pledged/held as collateral for open futures contracts and open swap contracts. (Note 2).
(k)	Represents investment of security lending collateral. (Note 2).
(l)

Maturity value of $1,215,669. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,244,128.

(m)	See Note 6 for aggregate cost for federal tax purposes.

Written Swaptions contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
JP Morgan Chase Bank N.A.*	2,740,000	USD	2,740,000	4/17/19	Receive	CDX.HY.S32, 5 Year Swaption, Underlying swap terminates 6/20/24 Exercise Rate 1.060%	$(11,234)	$(11,234)	$-
JP Morgan Chase Bank N.A.*	6,400,000	USD	6,400,000	4/17/19	Receive	CDX.HY.S32, 5 Year Swaption, Underlying swap terminates 6/20/24 Exercise Rate 1.063%	(16,825)	(205)	16,620

							$(28,059)	$(11,439)	$16,620

*	Contracts are subject to a Master Netting Agreement.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CZK	5,080,000	Bank of America N.A.*	4/12/19	$227,803	$(6,980)
CZK	38,950,000	Bank of America N.A.*	4/18/19	1,726,151	(32,736)
JPY	8,388,000	Bank of America N.A.*	4/26/19	77,125	(1,279)
RON	156,000	Bank of America N.A.*	4/18/19	37,298	(665)
THB	8,134,000	Bank of America N.A.*	4/05/19	256,350	(20)

				2,324,727	(41,680)

CAD	692,742	BNP Paribas SA*	4/26/19	527,244	(8,531)
CLP	41,202,000	BNP Paribas SA*	5/10/19	61,774	(1,225)
RUB	598,749	BNP Paribas SA*	4/12/19	9,052	59
SEK	357,000	BNP Paribas SA*	5/17/19	38,645	(118)

				636,715	(9,815)

CZK	1,835,000	Citibank N.A.*	4/12/19	79,820	(54)
EUR	1,125,000	Citibank N.A.*	5/24/19	1,275,536	(8,043)
GBP	1,023,099	Citibank N.A.*	5/24/19	1,363,184	(27,207)
IDR	18,594,694,299	Citibank N.A.*	4/05/19	1,307,915	(2,590)
JPY	6,631,000	Citibank N.A.*	4/26/19	59,817	142
PLN	207,000	Citibank N.A.*	5/17/19	54,316	(325)

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
RON	330,000	Citibank N.A.*	4/18/19	$79,434	$(1,940)
TRY	3,663,000	Citibank N.A.*	7/23/19	628,539	(30,218)
TWD	6,533,000	Citibank N.A.*	4/10/19	211,652	423
ZAR	5,447,000	Citibank N.A.*	4/05/19	371,669	5,702

				5,431,882	(64,110)

INR	22,789,600	Credit Suisse International*	4/05/19	329,758	(887)

ILS	79,130	Deutsche Bank AG*	5/15/19	22,028	(182)

THB	1,709,000	Goldman Sachs International*	4/05/19	54,674	(818)
TWD	13,072,000	Goldman Sachs International*	4/10/19	423,626	718

				478,300	(100)

MYR	3,923,710	HSBC Bank USA*	4/05/19	964,532	(3,493)

EUR	302,212	JP Morgan Chase Bank N.A.*	5/24/19	346,002	(5,511)
THB	8,131,956	JP Morgan Chase Bank N.A.*	4/05/19	256,534	(269)

				602,536	(5,780)

GBP	46,000	Morgan Stanley & Co. LLC*	5/24/19	60,537	(470)

CLP	298,961,477	UBS AG*	5/10/19	440,167	(825)
PLN	207,000	UBS AG*	5/17/19	54,194	(203)
THB	4,067,000	UBS AG*	4/05/19	128,870	(705)
ZAR	5,446,659	UBS AG*	4/05/19	371,621	5,726

				994,852	3,993

				$11,845,867	$(122,524)

Contracts to Deliver
AUD	5,988,374	Bank of America N.A.*	5/24/19	$4,257,988	$1,742
CAD	4,200,000	Bank of America N.A.*	6/21/19	3,136,119	(13,026)
CZK	1,726,000	Bank of America N.A.*	4/18/19	77,523	2,482
EUR	415,860	Bank of America N.A.*	5/24/19	473,695	5,162
IDR	6,380,053,972	Bank of America N.A.*	4/05/19	451,653	3,781
ILS	150,791	Bank of America N.A.*	4/16/19	41,816	266
ILS	833,981	Bank of America N.A.*	5/15/19	231,092	845
MXN	10,585,000	Bank of America N.A.*	5/24/19	537,555	(3,234)
RON	1,614,943	Bank of America N.A.*	4/18/19	396,673	17,437
SEK	9,588,642	Bank of America N.A.*	5/17/19	1,042,926	8,128
THB	8,265,000	Bank of America N.A.*	4/05/19	260,989	531
THB	8,134,000	Bank of America N.A.*	6/14/19	256,472	(320)

				11,164,501	23,794

AUD	2,172,769	Barclays Bank PLC*	5/24/19	1,555,040	10,741
CLP	653,688,000	Barclays Bank PLC*	5/10/19	976,931	16,297
EUR	7,531,000	Barclays Bank PLC*	5/24/19	8,550,532	65,647
IDR	9,363,872,462	Barclays Bank PLC*	4/05/19	658,557	1,224
RON	1,384,000	Barclays Bank PLC*	4/18/19	340,384	15,380
THB	5,511,956	Barclays Bank PLC*	4/05/19	174,274	574
TRY	3,663,000	Barclays Bank PLC*	7/23/19	596,306	(2,015)

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
TWD	6,536,000	Barclays Bank PLC*	4/10/19	$213,209	$1,037
ZAR	2,790,000	Barclays Bank PLC*	4/05/19	205,576	12,284

				13,270,809	121,169

CLP	1,307,372,613	BNP Paribas SA*	5/10/19	1,958,843	37,579
EUR	7,656,440	BNP Paribas SA*	5/24/19	8,702,780	76,568
GBP	47,012	BNP Paribas SA*	5/24/19	62,642	1,254
INR	9,115,600	BNP Paribas SA*	4/05/19	127,181	(4,364)
MXN	10,586,299	BNP Paribas SA*	5/24/19	538,362	(2,494)
MYR	783,710	BNP Paribas SA*	4/05/19	191,279	(676)
MYR	2,993,708	BNP Paribas SA*	4/12/19	715,597	(17,541)
RON	1,384,000	BNP Paribas SA*	4/18/19	340,413	15,409
RUB	16,571,378	BNP Paribas SA*	4/12/19	245,329	(6,836)
TWD	13,069,000	BNP Paribas SA*	4/10/19	425,409	1,162
ZAR	2,790,000	BNP Paribas SA*	4/05/19	205,719	12,427

				13,513,554	112,488

AUD	4,464,285	Citibank N.A.*	5/24/19	3,147,552	(25,444)
CAD	306,414	Citibank N.A.*	4/26/19	229,269	(168)
CAD	3,350,772	Citibank N.A.*	6/21/19	2,513,047	651
EUR	15,348,974	Citibank N.A.*	5/24/19	17,494,601	201,509
GBP	196,000	Citibank N.A.*	5/24/19	255,866	(74)
IDR	17,756,829,834	Citibank N.A.*	7/12/19	1,230,020	(1,628)
ILS	329,534	Citibank N.A.*	4/16/19	91,457	656
ILS	10,692,732	Citibank N.A.*	5/15/19	2,954,822	2,749
JPY	1,740,515,098	Citibank N.A.*	4/26/19	15,984,212	246,146
KRW	3,386,966,001	Citibank N.A.*	7/12/19	3,040,092	46,774
MXN	10,585,000	Citibank N.A.*	5/24/19	540,172	(617)
NOK	761,758	Citibank N.A.*	6/28/19	89,676	1,061
NZD	1,535,000	Citibank N.A.*	6/28/19	1,045,033	(2,045)
THB	8,265,000	Citibank N.A.*	4/05/19	260,767	309
TWD	6,533,000	Citibank N.A.*	7/12/19	212,448	(860)
ZAR	5,447,000	Citibank N.A.*	6/14/19	368,479	(5,751)

				49,457,513	463,268

INR	22,789,600	Credit Suisse International*	7/12/19	325,496	558

EUR	67,332	Deutsche Bank AG*	5/24/19	77,159	1,298
INR	13,674,000	Deutsche Bank AG*	4/05/19	190,867	(6,460)

				268,026	(5,162)

CAD	4,526,000	Goldman Sachs International*	6/21/19	3,381,388	(12,190)
CLP	326,844,000	Goldman Sachs International*	5/10/19	485,385	5,068
EUR	2,701,598	Goldman Sachs International*	5/24/19	3,085,237	41,452
ILS	1,157,776	Goldman Sachs International*	5/15/19	321,029	1,389
JPY	9,945,000	Goldman Sachs International*	4/26/19	90,225	300
SEK	27,584,337	Goldman Sachs International*	5/17/19	3,006,159	29,283
SGD	976,441	Goldman Sachs International*	4/05/19	723,199	2,668
TWD	13,072,000	Goldman Sachs International*	7/12/19	425,257	(1,556)

				11,517,879	66,414

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
EUR	55,401	HSBC Bank USA*	5/24/19	$63,227	$809
MYR	3,923,710	HSBC Bank USA*	6/14/19	962,992	3,408

				1,026,219	4,217

AUD	1,690,000	JP Morgan Chase Bank N.A.*	6/21/19	1,200,642	(1,122)
EUR	1,018,230	JP Morgan Chase Bank N.A.*	5/24/19	1,159,357	12,156
ILS	2,489,215	JP Morgan Chase Bank N.A.*	4/16/19	689,379	3,489
ILS	905,683	JP Morgan Chase Bank N.A.*	5/15/19	251,781	1,738
KRW	1,200,000,000	JP Morgan Chase Bank N.A.*	7/12/19	1,058,574	(1,957)
MXN	1,451,970	JP Morgan Chase Bank N.A.*	5/24/19	75,819	1,638
MYR	3,140,000	JP Morgan Chase Bank N.A.*	4/05/19	763,452	(5,633)
THB	8,131,956	JP Morgan Chase Bank N.A.*	6/14/19	256,651	(76)
ZAR	2,523,659	JP Morgan Chase Bank N.A.*	4/05/19	182,366	7,526

				5,638,021	17,759

CAD	245,679	Morgan Stanley & Co. LLC*	4/26/19	187,252	3,291
GBP	6,349,359	Morgan Stanley & Co. LLC*	5/24/19	8,234,674	(56,412)
IDR	2,850,767,865	Morgan Stanley & Co. LLC*	4/05/19	201,539	1,418
JPY	9,009,214	Morgan Stanley & Co. LLC*	4/26/19	81,189	(274)
ZAR	2,790,000	Morgan Stanley & Co. LLC*	4/05/19	205,674	12,382

				8,910,328	(39,595)

AUD	55,000	UBS AG*	5/24/19	38,978	(113)
BRL	10,766,590	UBS AG*	5/03/19	2,837,644	93,277
CAD	3,145,238	UBS AG*	4/26/19	2,378,317	23,212
CAD	2,290,684	UBS AG*	6/21/19	1,721,629	4,082
CLP	77,015,000	UBS AG*	5/10/19	118,085	4,907
EUR	8,605,150	UBS AG*	5/24/19	9,809,660	114,572
ILS	297,822	UBS AG*	4/16/19	82,034	(29)
JPY	14,952,000	UBS AG*	4/26/19	135,179	(20)
MXN	21,170,000	UBS AG*	5/24/19	1,084,362	2,783
RON	2,251,295	UBS AG*	4/18/19	547,178	18,507
THB	4,067,000	UBS AG*	6/14/19	128,941	544
ZAR	5,446,659	UBS AG*	6/14/19	368,491	(5,716)

				19,250,498	256,006

				$134,342,844	$1,020,916

* Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bund	6/06/19	5	$915,130	$17,830
Euro-OAT	6/06/19	9	1,595,946	46,330

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long (Continued)
Australia 10 Year Bond	6/17/19	25	$2,413,246	$46,305
Korea 3 Year Bond	6/18/19	31	2,985,665	10,009
U.S. Treasury Ultra Bond	6/19/19	25	4,045,005	154,995
U.S. Treasury Note 2 Year	6/28/19	1,118	237,553,227	685,586
U.S. Treasury Note 5 Year	6/28/19	326	37,511,926	248,043

				$1,209,098

Short
EURO-SCHATZ	6/06/19	14	$(1,754,807)	$(3,704)
Euro-BOBL	6/06/19	30	(4,444,928)	(35,567)
U.S. Treasury Ultra 10 Year	6/19/19	448	(58,539,852)	(946,148)
U.K. Long Gilt	6/26/19	13	(2,146,205)	(44,268)

				$(1,029,687)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps

	USD	4,150,000	6/20/24	Quarterly	(5.000%)	CDX.HY.S32	$(29,344)	$(236,550)	$(265,894)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps

	EUR	1,134,659	12/20/23	Quarterly	5.000%	ITRX.Xover.S30 (Ratings: BB+)**	$43,695	$75,886	$119,581

	EUR	1,105,059	12/20/23	Quarterly	5.000%	ITRX.Xover.S30 (Ratings: BB+)**	31,162	85,300	116,462

							74,857	161,186	236,043

OTC Swaps

Bank of America N.A.*	USD	110,000	6/20/24	Quarterly	1.000%	Boeing Co.	$(147)	$2,635	$2,488

Bank of America N.A.*	USD	547,619	6/20/24	Quarterly	1.000%	Republic of South Africa (Ratings: BBB-)**	2,110	(27,766)	(25,656)

Barclays Bank PLC*	USD	160,000	12/20/20	Quarterly	1.000%	Republic of Greece (Ratings: B-)**	3,292	(5,973)	(2,681)

Barclays Bank PLC*	USD	160,000	12/20/21	Quarterly	1.000%	Republic of Greece (Ratings: B-)**	4,208	(10,870)	(6,662)

BNP Paribas SA*	USD	815,000	6/20/24	Quarterly	1.000%	Colombia Government (Ratings: BBB)**	3,141	(6,185)	(3,044)

Citibank N.A.*	USD	2,230,000	6/20/24	Quarterly	1.000%	Colombia Government (Ratings: BBB)**	7,530	(15,860)	(8,330)

Goldman Sachs International*	USD	840,000	6/20/24	Quarterly	1.000%	Colombia Government (Ratings: BBB)**	2,636	(5,774)	(3,138)

Goldman Sachs International*	USD	1,961,434	6/20/24	Quarterly	1.000%	Republic of South Africa (Ratings: BBB-)**	(8,270)	(83,629)	(91,899)

Goldman Sachs International*	USD	1,084,283	6/20/24	Quarterly	1.000%	Republic of South Africa (Ratings: BBB-)**	(4,952)	(45,850)	(50,802)

Goldman Sachs International*	USD	1,084,283	6/20/24	Quarterly	1.000%	Republic of South Africa (Ratings: BBB-)**	(4,952)	(45,850)	(50,802)

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
OTC Swaps (Continued)

JP Morgan Chase Bank N.A.*	USD	2,035,000	6/20/24	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)**	$609	$(3,588)	$(2,979)

JP Morgan Chase Bank N.A.*	USD	225,000	6/20/24	Quarterly	1.000%	CVS Health Care Corp.	(60)	972	912

Morgan Stanley & Co. LLC*	USD	1,000,000	6/20/24	Quarterly	1.000%	Penerbangan Malaysia	2,813	16,293	19,106

Morgan Stanley & Co. LLC*	USD	1,845,000	6/20/24	Quarterly	1.000%	Republic of Indonesia (Ratings: BBB)**	2,394	(5,095)	(2,701)

							$10,352	$(236,540)	$(226,188)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps

	CZK	2,817,623	3/27/24	Annually/ Semi-Annually	Fixed 1.870%	6-Month PRIBOR	$(338)	$-	$(338)

	CZK	8,452,869	3/28/24	Annually/ Semi-Annually	Fixed 1.870%	6-Month PRIBOR	(1,017)	-	(1,017)

	CZK	32,233,053	3/29/24	Annually/ Semi-Annually	Fixed 1.857%	6-Month PRIBOR	(3,003)	-	(3,003)

	CZK	1,611,652	4/01/24	Annually/ Semi-Annually	Fixed 1.800%	6-Month PRIBOR	45	-	45

	CZK	1,611,653	4/01/24	Annually/ Semi-Annually	Fixed 1.780%	6-Month PRIBOR	114	-	114

	CZK	1,611,653	4/01/24	Annually/ Semi-Annually	Fixed 1.790%	6-Month PRIBOR	79	-	79

	CZK	1,611,653	4/01/24	Annually/ Semi-Annually	Fixed 1.832%	6-Month PRIBOR	(68)	-	(68)

	CZK	1,611,652	4/01/24	Annually/ Semi-Annually	Fixed 1.830%	6-Month PRIBOR	(60)	-	(60)

	CZK	3,438,192	4/02/24	Annually/ Monthly	Fixed 1.820%	6-Month PRIBOR	(55)	-	(55)

	PLN	3,700,000	2/20/23	Annually/ Semi-Annually	Fixed 2.620%	6-Month WIBOR	(27,208)	-	(27,208)

	PLN	230,000	3/12/23	Annually/Semi-Annually	Fixed 2.440%	6-Month WIBOR	(1,298)	-	(1,298)

	PLN	700,000	4/06/23	Annually/ Semi-Annually	Fixed 2.350%	6-Month WIBOR	(3,345)	-	(3,345)

	PLN	500,000	4/20/23	Annually/ Semi-Annually	Fixed 2.305%	6-Month WIBOR	(2,160)	-	(2,160)

	PLN	1,000,000	5/07/23	Annually/ Semi-Annually	Fixed 2.430%	6-Month WIBOR	(5,607)	-	(5,607)

	PLN	900,000	5/18/23	Annually/ Semi-Annually	Fixed 2.518%	6-Month WIBOR	(5,874)	-	(5,874)

	PLN	1,400,000	8/23/23	Annually/ Semi-Annually	Fixed 2.395%	6-Month WIBOR	(7,527)	-	(7,527)

	PLN	1,070,000	2/20/28	Annually/ Semi-Annually	Fixed 3.090%	6-Month WIBOR	(20,222)	-	(20,222)

	PLN	100,000	4/06/28	Annually/ Semi-Annually	Fixed 2.850%	6-Month WIBOR	(1,381)	-	(1,381)

	PLN	200,000	5/07/28	Annually/ Semi-Annually	Fixed 2.920%	6-Month WIBOR	(3,059)	-	(3,059)

	PLN	300,000	5/18/28	Annually/ Semi-Annually	Fixed 3.030%	6-Month WIBOR	(5,308)	-	(5,308)

							$(87,292)	$-	$(87,292)

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International amounted to $225,369 in cash at March 31, 2019; and collateral for swap agreements held by JP Morgan Chase Bank N.A. amounted to $228,271 in securities, at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.
**

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.9%

CORPORATE DEBT — 40.3%
Argentina — 0.5%
Banco Macro SA USD 5 year Swap + 5.463% 6.750% VRN 11/04/26 (a)	$250,000	$211,562
IRSA Propiedades Comerciales SA 8.750% 3/23/23 (a)	240,000	231,274
Tarjeta Naranja SA BADLAR + 3.500% 48.810% FRN 4/11/22 (a)	200,000	73,000

		515,836

Australia — 0.8%
CNOOC Curtis Funding No 1 Pty Ltd. 4.500% 10/03/23 (b)	800,000	840,259

Austria — 0.4%
Klabin Austria GmbH 5.750% 4/03/29 (a) (c)	200,000	198,930
Suzano Austria GmbH 6.000% 1/15/29 (a)	200,000	213,042

		411,972

Azerbaijan — 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	200,000	224,112

Brazil — 0.8%
Banco BTG Pactual SA/Cayman Islands 7.750% VRN 2/15/29 (a) (d)	305,000	303,018
Banco do Brasil SA 10 year CMT + 6.362% 9.000% VRN 6/29/49 (b) (e)	300,000	316,860
Itau Unibanco Holding SA 6.125% VRN 12/31/99 (a) (d) (e)	200,000	196,340

		816,218

British Virgin Islands — 0.8%
Easy Tactic Ltd. 9.125% 7/28/22 (b)	200,000	211,702
State Grid Overseas Investment 2013 Ltd. 4.375% 5/22/43 (b)	200,000	212,172
State Grid Overseas Investment 2016 Ltd. 2.875% 5/18/26 (b)	400,000	385,933

		809,807

Cayman Islands — 1.3%
CAR, Inc. 6.125% 2/04/20 (b)	200,000	198,353
China Evergrande Group 6.250% 6/28/21 (b)	200,000	190,777
Country Garden Holdings Co. Ltd. 4.750% 1/17/23 (b)	200,000	192,450
Emirates NBD Tier 1 Ltd. USD 6 year Swap + 4.513% 5.750% VRN 5/29/49 (b) (e)	200,000	199,850

	Principal Amount	Value
Golden Eagle Retail Group Ltd. 4.625% 5/21/23 (b)	$200,000	$186,000
WTT Investment Ltd. 5.500% 11/21/22 (b)	200,000	198,778
Yuzhou Properties Co. Ltd. 7.900% 5/11/21 (b)	200,000	206,325

		1,372,533

Hong Kong — 1.5%
CNAC HK Finbridge Co. Ltd. 4.625% 3/14/23 (b)	1,500,000	1,556,227

Indonesia — 2.9%
Indonesia Asahan Aluminium Persero PT 5.710% 11/15/23 (a)	200,000	215,663
6.530% 11/15/28 (a)	200,000	228,202
Pelabuhan Indonesia III Persero PT 4.875% 10/01/24 (b)	200,000	209,250
Pertamina Persero PT 5.625% 5/20/43 (b)	1,400,000	1,451,075
6.000% 5/03/42 (b)	200,000	216,936
Perusahaan Listrik Negara PT 4.125% 5/15/27 (b)	200,000	196,888
5.250% 10/24/42 (b)	200,000	199,154
6.250% 1/25/49 (a)	250,000	279,436

		2,996,604

Ireland — 0.2%
C&W Senior Financing DAC 7.500% 10/15/26 (a)	200,000	206,000

Israel — 1.3%
Israel Chemicals Ltd. 6.375% 5/31/38 (a)	150,000	160,700
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	800,000	804,032
4.250% 8/14/28 (a)	400,000	402,016

		1,366,748

Kazakhstan — 0.8%
KazMunayGas National Co. JSC 4.750% 4/19/27 (b)	200,000	205,140
6.375% 10/24/48 (a)	570,000	622,725

		827,865

Luxembourg — 0.4%
Adecoagro SA 6.000% 9/21/27 (b)	150,000	141,000
Rumo Luxembourg Sarl 7.375% 2/09/24 (a)	200,000	212,740

		353,740

Mauritius — 0.2%
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (b)	200,000	203,100

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico — 11.6%
Axtel SAB de CV 6.375% 11/14/24 (a)	$200,000	$199,940
BBVA Bancomer SA 5.125% VRN 1/18/33 (b) (d)	200,000	183,900
Cemex SAB de CV 7.750% 4/16/26 (b)	400,000	434,924
Cometa Energia SA de CV 6.375% 4/24/35 (a)	197,400	192,959
Controladora Mabe SA de CV 5.600% 10/23/28 (a)	200,000	203,000
Mexico City Airport Trust 3.875% 4/30/28 (b)	600,000	542,256
4.250% 10/31/26 (b)	200,000	192,300
5.500% 7/31/47 (b)	1,300,000	1,196,000
5.500% 7/31/47 (a)	350,000	322,000
Petroleos Mexicanos 5.350% 2/12/28	500,000	464,000
5.500% 6/27/44	2,100,000	1,716,750
5.625% 1/23/46	550,000	453,200
6.500% 3/13/27	1,900,000	1,913,300
6.500% 6/02/41	1,750,000	1,584,082
6.750% 9/21/47	1,200,000	1,101,600
6.875% 8/04/26	950,000	990,185
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (a)	200,000	194,900

		11,885,296

Netherlands — 5.2%
Bharti Airtel International Netherlands BV 5.350% 5/20/24 (b)	200,000	206,970
Marfrig Holdings Europe BV 8.000% 6/08/23 (b)	300,000	309,375
Petrobras Global Finance BV 6.850% 6/05/2115	200,000	193,440
6.850% 6/05/2115	300,000	290,160
7.375% 1/17/27	600,000	660,210
8.750% 5/23/26	3,130,000	3,702,790

		5,362,945

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (b)	200,000	211,000

Paraguay — 0.2%
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (a) (c)	200,000	202,900

Peru — 0.2%
Peru LNG SRL 5.375% 3/22/30 (a)	200,000	208,000

	Principal Amount	Value
South Africa — 4.4%
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (b)	$500,000	$492,845
5.750% 1/26/21 (b)	50,000	49,284
6.350% 8/10/28 (a)	400,000	411,198
7.125% 2/11/25 (b)	2,000,000	1,975,108
7.125% 2/11/25 (b)	600,000	592,532
8.450% 8/10/28 (a)	800,000	839,000
FirstRand Bank Ltd. 6.250% VRN 4/23/28 (b) (d)	200,000	203,696

		4,563,663

Turkey — 2.1%
Akbank T.A.S. 5.125% 3/31/25 (b)	200,000	168,629
Akbank Turk AS 5 year USD Swap + 5.026% 7.200% VRN 3/16/27 (b)	400,000	342,504
TC Ziraat Bankasi AS 5.125% 5/03/22 (b)	500,000	452,802
5.125% 9/29/23 (b)	200,000	173,500
Turk Telekomunikasyon AS 4.875% 6/19/24 (b)	200,000	177,800
6.875% 2/28/25 (a)	200,000	191,106
Turkiye Garanti Bankasi AS USD 5 year Swap + 4.220% 6.125% VRN 5/24/27 (b)	500,000	420,723
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (a)	200,000	193,000

		2,120,064

United Arab Emirates — 0.6%
Oztel Holdings SPC Ltd. 6.625% 4/24/28 (a)	200,000	194,778
6.625% 4/24/28 (b)	200,000	194,777
6.625% 4/24/28 (b)	200,000	194,777

		584,332

United Kingdom — 0.2%
Tullow Oil PLC 6.250% 4/15/22 (b)	200,000	200,800

United States — 0.5%
Azul Investments LLP 5.875% 10/26/24 (a)	300,000	284,625
SASOL Financing USA LLC 6.500% 9/27/28	200,000	218,251

		502,876

Venezuela — 3.0%
Petroleos de Venezuela SA 5.375% 4/12/27 (b) (f)	900,000	203,850
6.000% 5/16/24 (b) (f)	2,400,000	536,400
6.000% 11/15/26 (b) (f)	1,750,000	389,375
8.500% 10/27/20 (b) (f)	250,000	221,250

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
9.000% 11/17/21 (b) (f)	$4,990,000	$1,321,352
9.750% 5/17/35 (b) (f)	150,000	41,535
12.750% 2/17/22 (b) (f)	1,500,000	406,500

		3,120,262

TOTAL CORPORATE DEBT (Cost $40,971,376)		41,463,159

SOVEREIGN DEBT OBLIGATIONS — 55.5%
Argentina — 6.5%
Argentina POM Politica Monetaria, 67.546% FRN 6/21/20 ARS (d) (g)	8,000,000	206,197
Argentine Republic Government International Bond 1.000% VRN 12/15/35 (d)	845,000	32,363
5.875% 1/11/28	770,000	590,590
6.875% 1/26/27	400,000	323,600
7.500% 4/22/26	4,450,000	3,773,600
8.280% 12/31/33	1,577,293	1,267,481
8.280% 12/31/33	245,357	203,033
Provincia de Buenos Aires 9.125% 3/16/24 (b)	400,000	331,000

		6,727,864

Bahamas — 1.2%
Bahamas Government International Bond 6.000% 11/21/28 (a)	1,200,000	1,258,800

Benin — 0.5%
Benin Government International Bond 5.750% 3/26/26 EUR (a) (c) (g)	450,000	501,002

Bermuda — 0.4%
Bermuda Government International Bond 4.750% 2/15/29 (a)	400,000	422,000

Brazil — 2.7%
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/23 BRL (g)	300,000	81,098
Brazilian Government International Bond 2.625% 1/05/23	1,200,000	1,165,500
4.625% 1/13/28	850,000	856,808
5.000% 1/27/45	200,000	184,200
5.625% 1/07/41	500,000	501,255

		2,788,861

Colombia — 2.5%
Colombia Government International Bond 2.625% 3/15/23	900,000	879,759
4.000% 2/26/24	400,000	412,404
4.500% 3/15/29	200,000	211,200

	Principal Amount	Value
5.625% 2/26/44	$800,000	$901,760
6.125% 1/18/41	100,000	118,151

		2,523,274

Costa Rica — 0.6%
Costa Rica Government International Bond 4.375% 4/30/25 (b) (h)	500,000	459,380
7.158% 3/12/45 (b)	200,000	193,000

		652,380

Dominican Republic — 1.5%
Dominican Republic International Bond 5.500% 1/27/25 (b)	300,000	308,253
6.850% 1/27/45 (b)	700,000	749,000
6.875% 1/29/26 (a)	450,000	493,880

		1,551,133

Ecuador — 1.4%
Ecuador Government International Bond 7.950% 6/20/24 (b)	1,200,000	1,194,000
10.750% 3/28/22 (a)	200,000	223,500

		1,417,500

Egypt — 1.0%
Egypt Government International Bond 7.500% 1/31/27 (b)	300,000	314,076
7.600% 3/01/29 (a)	200,000	205,294
8.500% 1/31/47 (b)	550,000	560,739

		1,080,109

El Salvador — 1.2%
El Salvador Government International Bond 5.875% 1/30/25 (b)	100,000	97,126
7.650% 6/15/35 (b)	250,000	260,003
8.625% 2/28/29 (a)	800,000	888,008

		1,245,137

Ghana — 1.5%
Ghana Government International Bond 8.125% 1/18/26 (b)	1,300,000	1,332,760
10.750% 10/14/30 (b)	200,000	243,404

		1,576,164

India — 0.4%
Export Import Bank of India 3.375% 8/05/26 (b)	400,000	384,878

Indonesia — 3.9%
Indonesia Government International Bond 4.625% 4/15/43 (b)	950,000	952,345
4.750% 2/11/29	205,000	219,522

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Treasury Bond 9.000% 3/15/29 IDR (g)	$3,400,000,000	$259,156
Perusahaan Penerbit SBSN Indonesia III 4.150% 3/29/27 (b)	400,000	404,000
4.550% 3/29/26 (b)	2,050,000	2,129,437

		3,964,460

Ivory Coast — 1.2%
Ivory Coast Government International Bond 5.750% STEP 12/31/32 (b)	905,000	856,825
6.375% 3/03/28 (b)	300,000	292,254
6.625% 3/22/48 EUR (b) (g)	100,000	106,793

		1,255,872

Jamaica — 1.0%
Jamaica Government International Bond 6.750% 4/28/28	200,000	222,252
8.000% 3/15/39	500,000	598,130
8.000% 3/15/39	200,000	239,252

		1,059,634

Kenya — 0.2%
Kenya Government International Bond 7.250% 2/28/28 (b)	200,000	201,916

Lebanon — 1.0%
Lebanon Government International Bond 6.850% 3/23/27 (b)	800,000	643,016
8.250% 4/12/21 (b)	400,000	374,240

		1,017,256

Mexico — 0.6%
Mexico Government International Bond 4.750% 3/08/44	650,000	638,625

Mongolia — 1.0%
Development Bank of Mongolia LLC 7.250% 10/23/23 (a)	200,000	207,426
Mongolia Government International Bond 5.125% 12/05/22 (b)	400,000	399,279
5.625% 5/01/23 (b)	400,000	403,980

		1,010,685

Nigeria — 0.9%
Nigeria Government International Bond 6.500% 11/28/27 (b)	500,000	494,018
7.143% 2/23/30 (b)	400,000	399,891

		893,909

	Principal Amount	Value
Oman — 1.5%
Oman Government International Bond 4.750% 6/15/26 (b)	$600,000	$548,060
4.750% 6/15/26 (b)	650,000	593,732
5.375% 3/08/27 (b)	200,000	186,000
6.750% 1/17/48 (a)	250,000	221,813

		1,549,605

Pakistan — 0.4%
Pakistan Government International Bond 8.250% 4/15/24 (b)	400,000	427,080

Panama — 0.1%
Panama Government International Bond 7.125% 1/29/26	100,000	122,000

Saudi Arabia — 0.4%
Saudi Government International Bond 3.250% 10/26/26 (b)	450,000	437,933

Senegal — 0.8%
Senegal Government International Bond 4.750% 3/13/28 EUR (b) (g)	400,000	443,172
6.250% 5/23/33 (b)	200,000	191,999
6.250% 5/23/33 (b)	200,000	191,998

		827,169

Serbia — 2.1%
Serbia International Bond 7.250% 9/28/21 (b)	1,200,000	1,302,720
7.250% 9/28/21 (b)	800,000	868,480

		2,171,200

South Africa — 2.0%
Republic of South Africa Government International Bond 4.850% 9/27/27	850,000	828,719
5.650% 9/27/47	550,000	523,674
6.250% 3/08/41	400,000	413,844
10.500% 12/21/26 ZAR (g)	3,200,000	244,601

		2,010,838

Sri Lanka — 2.9%
Sri Lanka Government International Bond 5.750% 1/18/22 (b)	900,000	897,725
6.125% 6/03/25 (b)	200,000	194,506
6.125% 6/03/25 (b)	600,000	583,518
6.250% 7/27/21 (b)	300,000	303,727
6.825% 7/18/26 (a)	400,000	400,074
6.825% 7/18/26 (b)	400,000	400,074
6.850% 3/14/24 (a)	200,000	203,921

		2,983,545

Thailand — 0.2%
Export Import Bank of Thailand, 3.544% FRN 11/20/23 (b) (d)	200,000	200,399

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Turkey — 8.0%
Export Credit Bank of Turkey 4.250% 9/18/22 (b)	$200,000	$176,146
5.375% 2/08/21 (b)	200,000	190,760
5.375% 10/24/23 (b)	750,000	664,500
Turkey Government International Bond 4.250% 4/14/26	1,050,000	881,882
4.875% 10/09/26	1,100,000	948,750
4.875% 4/16/43	200,000	147,954
6.000% 3/25/27	1,950,000	1,781,298
6.250% 9/26/22	1,900,000	1,873,742
6.875% 3/17/36	450,000	409,122
7.250% 12/23/23	1,120,000	1,127,549

		8,201,703

Ukrainian Ssr — 3.8%
Ukraine Government International Bond 7.750% 9/01/20 (b)	1,500,000	1,494,375
7.750% 9/01/23 (b)	750,000	729,450
7.750% 9/01/25 (b)	1,000,000	951,700
9.750% 11/01/28 (b)	500,000	515,000
9.750% 11/01/28 (a)	200,000	206,000

		3,896,525

Uzbekistan — 0.6%
Republic of Uzbekistan Bond 4.750% 2/20/24 (a)	400,000	397,718
5.375% 2/20/29 (a)	200,000	198,464

		596,182

Venezuela — 0.5%
Venezuela Government International Bond 7.750% 10/13/19 (b) (f)	1,000,000	282,500
9.250% 9/15/27 (f)	300,000	93,750
11.750% 10/21/26 (b) (f)	300,000	93,000
12.750% 8/23/22 (b) (f)	255,000	74,905

		544,155

Vietnam — 1.0%
Vietnam Government International Bond 4.800% 11/19/24 (b)	1,000,000	1,046,329

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $57,739,551)		57,186,122

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note 1.625% 7/31/19 (i)	65,000	64,818

TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,540)		64,818

TOTAL BONDS & NOTES (Cost $98,775,467)		98,714,099

	Number of Shares	Value
MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (j)	677,135	$677,135

TOTAL MUTUAL FUNDS (Cost $677,135)		677,135

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $102,336)		39,459

TOTAL LONG-TERM INVESTMENTS (Cost $99,554,938)		99,430,693

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (k)	$3,332,483	3,332,483

Sovereign Debt Obligation — 0.1%
Egypt Treasury Bills 0.000% 5/21/19 EGP (g)	1,800,000	101,651

		101,651

TOTAL SHORT-TERM INVESTMENTS (Cost $3,430,505)		3,434,134

TOTAL INVESTMENTS — 99.9% (Cost $102,985,443) (l)		102,864,827

Other Assets/(Liabilities) — 0.1%		99,441

NET ASSETS — 100.0%		$102,964,268

Abbreviation Legend

ARS	Auction Rate Security
BADLAR	Argentina Deposit Rate
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

institutional buyers. At March 31, 2019, these securities amounted to a value of $14,023,986 or 13.62% of net assets.
(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $48,054,506 or 46.67% of net assets.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(e)	Security is perpetual and has no stated maturity date.
(f)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2019, these securities amounted to a value of $3,664,417 or 3.56% of net assets.

(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $663,914 or 0.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)

Maturity value of $3,332,830. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $3,399,594.

(l)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.*	850,000	USD	850,000	11/15/19	USD Call CNH Put, Strike 6.98	$22,806	$5,243	$(17,563)

Barclays Bank PLC*	2,050,000	USD	2,050,000	6/19/19	EUR Call USD Put, Strike 1.15	17,282	8,633	(8,649)

Barclays Bank PLC*	850,000	USD	850,000	11/27/19	USD Call CNH Put, Strike 6.97	24,331	5,740	(18,591)

Morgan Stanley & Co. LLC*	475,000	USD	475,000	4/11/19	USD Call MXN Put, Strike 19.43	11,220	4,221	(6,999)

Morgan Stanley & Co. LLC*	500,000	USD	500,000	4/11/19	USD Call MXN Put, Strike 19.43	9,807	4,443	(5,364)

Morgan Stanley & Co. LLC*	1,000,000	USD	1,000,000	6/10/19	USD Call MXN Put, Strike 20.05	16,890	11,179	(5,711)

						102,336	39,459	(62,877)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Written Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC*	975,000	USD	975,000	4/11/19	USD Call MXN Put, Strike 19.43	$(17,843)	$(8,665)	$9,178

*	Contracts are subject to a Master Netting Agreement.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
ZAR	3,626,000	Bank of America N.A.*	6/14/19	$250,397	$(1,277)

IDR	3,662,668,000	Barclays Bank PLC*	7/12/19	254,440	(390)

ARS	10,356,000	BNP Paribas SA*	7/10/19	229,343	(19,577)
CLP	172,149,000	BNP Paribas SA*	6/07/19	253,480	(501)

				482,823	(20,078)

EUR	197,576	Citibank N.A.*	5/24/19	224,664	(2,062)

BRL	501,000	Deutsche Bank AG*	4/02/19	135,223	(7,265)

INR	5,604,000	Goldman Sachs International*	4/05/19	80,913	(43)

BRL	643,000	JP Morgan Chase Bank N.A.*	4/02/19	165,012	(786)
BRL	678,000	JP Morgan Chase Bank N.A.*	6/04/19	174,477	(2,092)

				339,489	(2,878)

BRL	142,000	Morgan Stanley & Co. LLC*	4/02/19	36,533	(265)

				$1,804,482	$(34,258)

Contracts to Deliver
EUR	132,000	Barclays Bank PLC*	5/24/19	$149,870	$1,151

ARS	5,175,000	BNP Paribas SA*	4/15/19	121,443	3,998
EUR	132,000	BNP Paribas SA*	5/24/19	150,031	1,312
INR	2,241,000	BNP Paribas SA*	4/05/19	31,266	(1,073)
PEN	1,682,000	BNP Paribas SA*	7/12/19	506,543	1,730

				809,283	5,967

EUR	293,000	Citibank N.A.*	5/24/19	333,934	3,823

BRL	501,000	Deutsche Bank AG*	4/02/19	128,570	612
INR	3,363,000	Deutsche Bank AG*	4/05/19	46,942	(1,589)
ZAR	3,600,880	Deutsche Bank AG*	6/14/19	248,623	1,228

				424,135	251

ARS	4,569,000	Goldman Sachs International*	7/10/19	102,515	9,968
IDR	3,662,668,000	Goldman Sachs International*	7/12/19	254,511	461

				357,026	10,429

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
EUR	426,197	HSBC Bank USA*	5/24/19	$483,207	$3,027

BRL	643,000	JP Morgan Chase Bank N.A.*	4/02/19	166,012	1,786

BRL	142,000	Morgan Stanley & Co. LLC*	4/02/19	36,440	173

EUR	132,000	UBS AG*	5/24/19	150,623	1,904

				$2,910,530	$28,511

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/19	26	$3,185,413	$44,275
U.S. Treasury Ultra Bond	6/19/19	3	483,361	20,639
U.S. Treasury Note 5 Year	6/28/19	10	1,148,574	9,707

				$74,621

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
OTC Swaps

Citibank N.A.*	USD	250,000	6/20/24	Quarterly	(1.000%)	Republic of Korea	$221	$(8,428)	$(8,207)

Credit Default Swaps — Sell Protection†
OTC Swaps

Barclays Bank PLC*	USD	225,000	6/20/24	Quarterly	5.000%	Republic of Argentina (Ratings:B+)**	$(5,660)	$(18,639)	$(24,299)

Citibank N.A.*	USD	1,175,000	6/20/24	Quarterly	5.000%	Republic of Argentina (Ratings:B+)**	(23,966)	(102,926)	(126,892)

Citibank N.A.*	USD	300,000	6/20/24	Quarterly	1.000%	Republic of Brazil (Ratings:BB)**	(1,457)	(9,167)	(10,624)

Goldman Sachs International*	USD	465,000	6/20/24	Quarterly	1.000%	Republic of Brazil (Ratings:BB)**	(2,366)	(14,102)	(16,468)

							$(33,449)	$(144,834)	$(178,283)

*	Contracts are subject to a Master Netting Agreement.
**

Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.9%
Basic Materials — 1.4%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	21,413	$4,089,026
DowDuPont, Inc.	143,996	7,676,427
Linde PLC	6,930	1,219,195

		12,984,648

Forest Products & Paper — 0.2%
International Paper Co.	53,399	2,470,772

		15,455,420

Communications — 20.0%
Internet — 15.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	66,103	12,060,492
Alphabet, Inc. Class A (a)	15,285	17,988,764
Alphabet, Inc. Class C (a)	14,880	17,458,853
Amazon.com, Inc. (a)	28,796	51,278,477
Booking Holdings, Inc. (a)	4,244	7,405,398
Facebook, Inc. Class A (a)	223,527	37,259,716
IAC/InterActiveCorp (a)	17,903	3,761,599
MercadoLibre, Inc. (a)	2,997	1,521,667
Netflix, Inc. (a)	27,210	9,701,998
Symantec Corp.	337,044	7,748,641
Tencent Holdings Ltd.	280,500	12,897,832

		179,083,437

Media — 1.0%
Comcast Corp. Class A	44,813	1,791,624
Fox Corp. Class B (a)	24,507	879,311
The Walt Disney Co.	70,726	7,852,708

		10,523,643

Telecommunications — 3.2%
AT&T, Inc.	2,543	79,748
Cisco Systems, Inc.	297,876	16,082,325
Corning, Inc.	92,745	3,069,860
Motorola Solutions, Inc.	18,344	2,575,864
Verizon Communications, Inc.	246,144	14,554,495

		36,362,292

		225,969,372

Consumer, Cyclical — 5.7%
Apparel — 0.6%
NIKE, Inc. Class B	77,316	6,510,780

Auto Manufacturers — 0.5%
Ferrari NV	36,279	4,854,130
PACCAR, Inc.	11,602	790,560

		5,644,690

Auto Parts & Equipment — 0.5%
Aptiv PLC	72,048	5,727,096

	Number of Shares	Value
Home Builders — 0.2%
NVR, Inc. (a)	808	$2,235,736

Lodging — 1.3%
Las Vegas Sands Corp.	112,350	6,848,856
MGM Resorts International	108,745	2,790,397
Wynn Resorts Ltd.	46,617	5,562,340

		15,201,593

Retail — 2.6%
Dollar General Corp.	17,268	2,060,072
Dollar Tree, Inc. (a)	98,474	10,343,709
Dollarama, Inc.	114,169	3,045,703
McDonald’s Corp.	49,528	9,405,367
Ross Stores, Inc.	14,706	1,369,129
Walmart, Inc.	31,028	3,026,161

		29,250,141

		64,570,036

Consumer, Non-cyclical — 23.0%
Agriculture — 1.3%
Philip Morris International, Inc.	172,321	15,231,453

Beverages — 0.1%
PepsiCo, Inc.	9,084	1,113,244

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	23,518	3,179,163
Vertex Pharmaceuticals, Inc. (a)	49,840	9,168,068

		12,347,231

Commercial Services — 2.6%
Ant International Co., Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (b) (c) (d)	208,893	1,171,890
Equifax, Inc.	22,591	2,677,034
Nielsen Holdings PLC	117,223	2,774,668
PayPal Holdings, Inc. (a)	61,861	6,423,646
S&P Global, Inc.	4,227	889,995
TransUnion	79,173	5,291,923
Worldpay, Inc. Class A (a)	86,507	9,818,545

		29,047,701

Foods — 2.2%
Conagra Brands, Inc.	227,872	6,321,169
Tyson Foods, Inc. Class A	275,521	19,129,423

		25,450,592

Health Care – Products — 7.4%
Becton Dickinson and Co.	75,584	18,875,592
Boston Scientific Corp. (a)	102,032	3,915,988
The Cooper Cos., Inc.	1,028	304,463
Danaher Corp.	80,842	10,672,761
Hologic, Inc. (a)	13,069	632,539
Intuitive Surgical, Inc. (a)	16,705	9,531,539
Medtronic PLC	85,048	7,746,172
Stryker Corp.	84,419	16,674,441

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Teleflex, Inc.	1,786	$539,658
Thermo Fisher Scientific, Inc.	41,051	11,236,480
Zimmer Biomet Holdings, Inc.	24,845	3,172,706

		83,302,339

Health Care – Services — 3.4%
Anthem, Inc.	41,950	12,038,811
Centene Corp. (a)	75,485	4,008,253
HCA Healthcare, Inc.	21,462	2,798,216
Humana, Inc.	6,778	1,802,948
UnitedHealth Group, Inc.	57,145	14,129,673
WellCare Health Plans, Inc. (a)	14,169	3,822,088

		38,599,989

Pharmaceuticals — 4.9%
Cigna Corp. (a)	77,872	12,523,375
CVS Health Corp.	101,066	5,450,489
Elanco Animal Health, Inc. (a)	99,283	3,184,006
Eli Lilly & Co.	44,893	5,825,316
Merck & Co., Inc.	131,525	10,938,934
Pfizer, Inc.	410,712	17,442,939

		55,365,059

		260,457,608

Energy — 4.1%
Oil & Gas — 3.4%
BP PLC Sponsored ADR	136,530	5,969,092
Chevron Corp.	34,047	4,193,909
Concho Resources, Inc.	30,683	3,404,586
ConocoPhillips	61,388	4,097,035
EOG Resources, Inc.	27,319	2,600,222
Occidental Petroleum Corp.	77,625	5,138,775
Pioneer Natural Resources Co.	18,106	2,757,182
Total SA Sponsored ADR	186,365	10,371,212

		38,532,013

Pipelines — 0.7%
TransCanada Corp.	177,086	7,958,245

		46,490,258

Financial — 14.8%
Banks — 4.0%
Bank of America Corp.	421,075	11,617,459
Fifth Third Bancorp	238,262	6,008,968
First Republic Bank	9,970	1,001,586
JP Morgan Chase & Co.	51,312	5,194,314
Morgan Stanley	136,754	5,771,019
The PNC Financial Services Group, Inc.	35,257	4,324,623
Wells Fargo & Co.	240,173	11,605,159

		45,523,128

Diversified Financial Services — 6.1%
Ameriprise Financial, Inc.	17,171	2,199,605
The Charles Schwab Corp.	285,691	12,216,147
Intercontinental Exchange, Inc.	125,475	9,553,667

	Number of Shares	Value
Mastercard, Inc. Class A	74,670	$17,581,051
TD Ameritrade Holding Corp.	134,404	6,718,856
Visa, Inc. Class A	132,066	20,627,389

		68,896,715

Insurance — 3.0%
American International Group, Inc.	181,223	7,803,462
Chubb Ltd.	84,245	11,801,040
Marsh & McLennan Cos., Inc.	62,565	5,874,853
Prudential Financial, Inc.	32,424	2,979,117
Willis Towers Watson PLC	31,435	5,521,558

		33,980,030

Real Estate Investment Trusts (REITS) — 1.7%
Crown Castle International Corp.	40,014	5,121,792
Prologis, Inc.	76,235	5,485,108
Public Storage	17,292	3,765,852
Ventas, Inc.	33,894	2,162,776
Weyerhaeuser Co.	94,422	2,487,076

		19,022,604

		167,422,477

Industrial — 9.2%
Aerospace & Defense — 4.2%
The Boeing Co.	86,297	32,915,402
Northrop Grumman Corp.	39,490	10,646,504
Spirit AeroSystems Holdings, Inc. Class A	38,157	3,492,510

		47,054,416

Electronics — 2.2%
Agilent Technologies, Inc.	28,580	2,297,260
Fortive Corp.	94,496	7,927,270
Honeywell International, Inc.	54,021	8,585,017
Keysight Technologies, Inc. (a)	65,970	5,752,584

		24,562,131

Environmental Controls — 0.2%
Republic Services, Inc.	34,558	2,777,772

Machinery – Diversified — 1.1%
Roper Technologies, Inc.	27,015	9,238,319
Wabtec Corp.	45,855	3,380,431

		12,618,750

Miscellaneous – Manufacturing — 0.9%
General Electric Co.	1,010,165	10,091,549

Packaging & Containers — 0.6%
Ball Corp.	71,110	4,114,425
Packaging Corp. of America	25,404	2,524,649

		6,639,074

		103,743,692

Technology — 14.4%
Computers — 0.4%
Apple, Inc.	23,134	4,394,304

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.2%
Analog Devices, Inc.	7,656	$805,947
ASML Holding NV	38,065	7,158,123
Broadcom, Inc.	19,937	5,995,255
Micron Technology, Inc. (a)	92,770	3,834,184
NVIDIA Corp.	51,849	9,310,007
NXP Semiconductor NV	35,282	3,118,576
QUALCOMM, Inc.	46,030	2,625,091
Texas Instruments, Inc.	29,413	3,119,837

		35,967,020

Software — 10.8%
Electronic Arts, Inc. (a)	49,355	5,015,949
Fidelity National Information Services, Inc.	52,904	5,983,442
Fiserv, Inc. (a)	60,025	5,299,007
Intuit, Inc.	34,609	9,047,139
Microsoft Corp.	486,303	57,354,576
Red Hat, Inc. (a)	33,029	6,034,398
salesforce.com, Inc. (a)	48,047	7,609,203
ServiceNow, Inc. (a)	14,339	3,534,420
Splunk, Inc. (a)	34,955	4,355,393
Synopsys, Inc. (a)	57,134	6,578,980
VMware, Inc. Class A	34,220	6,177,052
Workday, Inc. Class A (a)	31,056	5,989,150

		122,978,709

		163,340,033

Utilities — 5.3%
Electric — 5.0%
Duke Energy Corp.	51,861	4,667,490
Entergy Corp.	85,611	8,186,980
Evergy, Inc.	63,006	3,657,498
NextEra Energy, Inc.	87,824	16,978,136
Sempra Energy	126,789	15,957,664
The Southern Co.	140,999	7,286,828

		56,734,596

Gas — 0.3%
NiSource, Inc.	103,469	2,965,422
NiSource, Inc. (Acquired 5/04/18, Cost $518,320) (c) (d)	21,352	611,948

		3,577,370

		60,311,966

TOTAL COMMON STOCK (Cost $1,038,163,448)		1,107,760,862

PREFERRED STOCK — 0.5%
Consumer, Non-cyclical — 0.1%
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $439,191) (b) (c) (d)	4,753	439,191

	Number of Shares	Value
Health Care – Products — 0.1%
Becton Dickinson and Co. Convertible 6.125%	16,559	$1,023,512

		1,462,703

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	763	800,425

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc. Convertible 6.123%	32,217	1,992,944
Sempra Energy Convertible 6.000%	9,105	962,398
Sempra Energy Convertible 6.750%	4,770	506,383

		3,461,725

TOTAL PREFERRED STOCK (Cost $5,420,091)		5,724,853

TOTAL EQUITIES (Cost $1,043,583,539)		1,113,485,715

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electric — 0.1%
Pacific Gas & Electric Co. 3.950% 12/01/47 (e)	$843,000	676,508
4.000% 12/01/46 (e)	145,000	116,906

		793,414

TOTAL CORPORATE DEBT (Cost $756,724)		793,414

TOTAL BONDS & NOTES (Cost $756,724)		793,414

TOTAL LONG-TERM INVESTMENTS (Cost $1,044,340,263)		1,114,279,129

	Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
Mutual Fund — 1.4%
T. Rowe Price Government Reserve Investment Fund	16,546,660	16,546,660

TOTAL MUTUAL FUND (Cost $16,546,660)		16,546,660

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/2019, 1.250%, due 4/01/19 (f)	$1,000,000	$1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,546,660)		17,546,660

TOTAL INVESTMENTS — 100.0% (Cost $1,061,886,923) (g)		1,131,825,789

Other Assets/(Liabilities) — (0.0)%		(152,999)

NET ASSETS — 100.0%		$1,131,672,790

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $2,223,029 or 0.20% of net assets.

(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $2,223,029 or 0.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2019, these securities amounted to a value of $793,414 or 0.07% of net assets.

(f)

Maturity value of $1,000,104. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,023,974.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.0%

CORPORATE DEBT — 13.9%
Advertising — 0.0%
The Interpublic Group of Cos., Inc. 3.500% 10/01/20	$40,000	$40,346

Agriculture — 0.3%
BAT Capital Corp. 2.297% 8/14/20	250,000	247,438
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	199,389

		446,827

Airlines — 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	250,000	249,542

Auto Manufacturers — 0.8%
Daimler Finance NA LLC 2.200% 5/05/20 (a)	235,000	233,140
Ford Motor Credit Co. LLC 2.021% 5/03/19	250,000	249,772
3.470% 4/05/21	245,000	242,523
Hyundai Capital America 2.000% 7/01/19 (a)	85,000	84,813
2.600% 3/19/20 (a)	235,000	233,618
Nissan Motor Acceptance Corp. 3.650% 9/21/21 (a)	130,000	130,701

		1,174,567

Banks — 1.9%
Bangkok Bank PCL 3.875% 9/27/22 (b)	250,000	254,590
Bank of America Corp. 3.242% FRN 10/01/21 (c)	150,000	150,410
Capital One NA 2.350% 1/31/20	250,000	248,743
Citibank NA 2.125% 10/20/20	250,000	247,875
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	347,324
Discover Bank 7.000% 4/15/20	250,000	260,016
The Goldman Sachs Group, Inc. 2.300% 12/13/19	350,000	348,844
Morgan Stanley 5.500% 7/24/20	325,000	336,068
Regions Bank/Birmingham AL 2.972% FRN 4/01/21 (c)	250,000	248,439
SunTrust Bank/Atlanta GA 3.525% VRN 10/26/21 (c)	225,000	227,341

		2,669,650

	Principal Amount	Value
Biotechnology — 0.2%
Celgene Corp. 2.875% 8/15/20	$325,000	$325,221

Building Materials — 0.2%
Vulcan Materials Co. 3.276% FRN 3/01/21 (c)	240,000	239,760

Chemicals — 1.0%
Braskem Finance Ltd. 5.750% 4/15/21 (b)	250,000	258,875
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (b)	450,000	456,139
CNAC HK Synbridge Co. Ltd. 5.000% 5/05/20	200,000	202,636
INVISTA Finance LLC 4.250% 10/15/19 (a)	200,000	200,832
Syngenta Finance NV 3.698% 4/24/20 (a)	245,000	245,873

		1,364,355

Commercial Services — 0.2%
Equifax, Inc. 3.600% 8/15/21	25,000	25,231
ERAC USA Finance LLC 2.350% 10/15/19 (a)	250,000	249,272

		274,503

Computers — 0.1%
Hewlett Packard Enterprise Co. 2.100% 10/04/19 (a)	100,000	99,576

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	320,000	320,262
Capital One Bank USA NA 8.800% 7/15/19	250,000	254,200
International Lease Finance Corp. 6.250% 5/15/19	325,000	326,188
Synchrony Financial 2.700% 2/03/20	265,000	264,648

		1,165,298

Electric — 0.5%
Exelon Generation Co. LLC 2.950% 1/15/20	225,000	224,739
Mississippi Power Co. 3.259% FRN 3/27/20 (c)	70,000	69,973
State Grid Overseas Investment Ltd. 2.125% 5/18/21 (b)	200,000	196,082
2.750% 5/04/22 (b)	200,000	198,307

		689,101

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.2%
Keysight Technologies, Inc. 3.300% 10/30/19	$315,000	$315,710

Engineering & Construction — 0.3%
CSCEC Finance Cayman I Ltd. 2.950% 11/19/20 (b)	250,000	248,964
CSCEC Finance Cayman II Ltd. 2.900% 7/05/22 (b)	200,000	197,426

		446,390

Foods — 0.4%
General Mills, Inc. 3.319% FRN 4/16/21 (c)	165,000	164,691
Kraft Heinz Foods Co. 3.267% FRN 2/10/21 (c)	200,000	199,490
The Kroger Co. 1.500% 9/30/19	225,000	223,399

		587,580

Gas — 0.2%
ENN Energy Holdings Ltd. 6.000% 5/13/21 (b)	200,000	210,147

Health Care – Products — 0.2%
Becton Dickinson and Co. 2.404% 6/05/20	200,000	198,567
3.476% FRN 12/29/20 (c)	124,000	124,011

		322,578

Health Care – Services — 0.1%
Anthem, Inc. 2.500% 11/21/20	150,000	149,235

Holding Company – Diversified — 0.4%
CK Hutchison International 16 Ltd. 1.875% 10/03/21 (b)	200,000	194,220
CMHI Finance BVI Co. Ltd. 4.375% 8/06/23 (b)	350,000	361,391

		555,611

Insurance — 0.6%
AIA Group Ltd. 3.153% FRN 9/20/21 (a) (c)	300,000	299,443
CNA Financial Corp. 5.875% 8/15/20	210,000	218,373
Willis Towers Watson PLC 5.750% 3/15/21	315,000	329,829

		847,645

Internet — 0.7%
Alibaba Group Holding Ltd. 2.500% 11/28/19	350,000	349,617
Baidu, Inc. 2.750% 6/09/19	400,000	399,927
Tencent Holdings Ltd. 2.875% 2/11/20 (a)	250,000	250,022

		999,566

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 4.375% 11/06/20 (d)	$345,000	$351,055

Media — 0.5%
Comcast Corp. 3.450% 10/01/21	245,000	249,832
Time Warner Cable, Inc. 8.250% 4/01/19	375,000	375,000

		624,832

Oil & Gas — 1.1%
CNOOC Finance Australia Pty Ltd. 2.625% 5/05/20	200,000	199,398
CNOOC Finance Ltd. 4.250% 1/26/21 (b)	200,000	204,102
Encana Corp. 6.500% 5/15/19	200,000	200,489
Pertamina Persero PT 5.250% 5/23/21 (b)	250,000	259,677
Phillips 66 3.246% FRN 2/26/21 (c)	105,000	105,002
PTTEP Canada International Finance Ltd. 5.692% 4/05/21 (b)	240,000	251,221
Reliance Holding USA, Inc. 4.500% 10/19/20 (b)	250,000	254,401

		1,474,290

Pharmaceuticals — 0.6%
CVS Health Corp. 3.125% 3/09/20	125,000	125,344
3.231% FRN 3/09/20 (c)	95,000	95,216
3.321% FRN 3/09/21 (c)	105,000	105,239
3.350% 3/09/21	205,000	206,563
Medco Health Solutions, Inc. 4.125% 9/15/20	250,000	254,317

		786,679

Pipelines — 0.4%
Plains All American Pipeline LP/PAA Finance Corp. 2.600% 12/15/19	225,000	224,208
Sabine Pass Liquefaction LLC 5.625% STEP 2/01/21	200,000	207,734
Williams Cos., Inc. 5.250% 3/15/20	110,000	112,335

		544,277

Real Estate — 0.4%
China Overseas Finance Cayman VI Ltd. 4.250% 5/08/19 (b)	200,000	200,239
China Overseas Finance Cayman VII Ltd. 4.250% 4/26/23 (b)	200,000	206,107
Vanke Real Estate Hong Kong Co. Ltd. 3.950% 12/23/19 (b)	200,000	201,061

		607,407

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 2.800% 6/01/20	$185,000	$184,865
Digital Realty Trust LP 3.400% 10/01/20	165,000	166,171
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.700% 9/17/19 (a)	200,000	199,876

		550,912

Retail — 0.2%
Dollar Tree, Inc. 3.473% FRN 4/17/20 (c)	190,000	190,042
QVC, Inc. 3.125% 4/01/19	125,000	125,000

		315,042

Semiconductors — 0.3%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	120,000	121,053
NXP BV/NXP Funding LLC 4.125% 6/15/20 (a)	325,000	329,098

		450,151

Telecommunications — 0.2%
Axiata SPV2 Bhd 3.466% 11/19/20 (b)	200,000	200,887

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (a)	225,000	224,693
3.200% 7/15/20 (a)	50,000	50,106

		274,799

TOTAL CORPORATE DEBT (Cost $19,517,769)		19,353,539

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Automobile ABS — 1.7%
Americredit Automobile Receivables Trust, Series 2016-4, Class C 2.410% 7/08/22	99,000	98,405
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (a)	375,000	373,114
Series 2017-2A, Class A, 2.970% 3/20/24 (a)	310,000	308,081
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	375,000	373,262
Hyundai Auto Lease Securitization Trust Series 2016-C, Class B, 1.860% 5/17/21 (a)	353,000	352,827
Series 2018-A, Class A3, 2.810% 4/15/21 (a)	215,000	215,235

	Principal Amount	Value
Santander Drive Auto Receivables Trust Series 2017-1, Class C, 2.580% 5/16/22	$84,000	$83,785
Series 2018-4, Class B, 3.270% 1/17/23	50,000	50,232
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class B 2.480% 8/15/22	480,000	477,136

		2,332,077

Commercial MBS — 0.4%
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.234% FRN 11/15/35 (a) (c)	159,465	159,068
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	256,664
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	103,622

		519,354

Other ABS — 1.5%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3.694% FRN 11/20/28 (a) (c)	250,000	249,698
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3.911% FRN 10/20/27 (a) (c)	250,000	250,250
Hardee’s Funding LLC, Series 2018-1A, Class AI 4.250% 6/20/48 (a)	94,525	95,494
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (a)	81,244	80,193
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3.787% FRN 7/15/27 (a) (c)	250,000	247,206
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.625% FRN 10/17/29 (a) (c)	250,000	250,084
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (c)	237,049	232,690
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (c)	251,625	250,630
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (c)	205,439	204,650
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (c)	183,612	184,335
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (c)	111,288	112,412

		2,157,642

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 0.3%
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	$292,121	$288,719
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	174,886	173,654

		462,373

WL Collateral CMO — 3.3%
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628% VRN 3/25/49 (a) (c)	230,000	229,924
COLT Mortgage Loan Trust Series 2019-2, Class A1, 3.337% VRN 5/25/49 (a) (c)	200,000	200,000
Series 2018-3, Class A2, 3.763% VRN 10/26/48 (a) (c)	195,023	197,113
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (a) (c)	186,544	188,539
GMRF Mortgage Acquisition Co., Series 2019-1, Class A42 4.000% 2/25/59 (a)	177,172	$174,835
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (c)	241,810	244,286
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (a) (c)	233,821	237,715
New Residential Mortgage Loan, Series 2019-NQM2, Class A1 3.600% 4/25/49 (a)	165,000	165,781
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c)	367,193	366,562
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c)	269,167	273,285
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	113,772	115,288
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c)	158,716	161,893
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	138,012	141,445
Starwood Mortgage Residential Star, Series 2019-IMC1, Class A1 3.468% 4/25/49 (a)	165,000	164,947
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (a) (c)	292,096	288,613
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (c)	160,000	159,948
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (c)	216,885	219,069

	Principal Amount	Value
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (c)	$219,690	$221,093
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (c)	291,700	293,804
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (c)	284,247	288,452
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (c)	308,477	313,059

		4,645,651

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,062,080)		10,117,097

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.2%
Whole Loans — 2.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 2.936% FRN 7/25/30 (c)	427,334	424,938
Series 2018-HQA1, Class M1, 3.186% FRN 9/25/30 (c)	346,610	345,890
Series 2017-DNA3, Class M1, 3.236% FRN 3/25/30 (c)	427,689	427,424
Series 2018-DNA3, Class M1, 3.236% FRN 9/25/48 (a) (c)	225,000	224,587
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + .800% 3.286% FRN 12/25/29	314,847	314,652
Series 2018-DNA2, Class M1, 3.286% FRN 12/25/30 (a) (c)	325,000	324,405
Series 2019-HQA1, Class M1, 3.386% FRN 2/25/49 (a) (c)	95,000	95,033
Series 2018-SPI1, Class M1, 3.744% VRN 2/25/48 (a) (c)	153,482	153,070
Series 2018-SPI2, Class M1, 3.819% VRN 5/25/48 (a) (c)	60,644	60,549
Series 2018-SPI3, Class M1, 4.167% VRN 8/25/48 (a) (c)	78,727	79,355
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C02, Class 2M1, 3.136% FRN 8/25/30 (c)	127,140	126,992
Series 2018-C03, Class 1M1, 3.166% FRN 10/25/30 (c)	64,605	64,531
Series 2018-R07, Class 1M1 3.236% 4/25/31 (a) (c)	119,426	119,233

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.636% FRN 9/25/29	$270,925	$271,194

		3,031,853

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,040,742)		3,031,853

U.S. TREASURY OBLIGATIONS — 74.7%
U.S. Treasury Bonds & Notes — 74.7%
U.S. Treasury Inflation Index 0.125% 4/15/21 (e)	2,574,349	2,553,822
0.125% 1/15/22	6,954,837	6,898,954
0.125% 4/15/22	18,905,827	18,710,312
0.125% 7/15/22	9,161,063	9,111,841
0.125% 1/15/23	2,629,695	2,599,616
0.125% 7/15/24	4,462,243	4,405,776
0.250% 1/15/25	8,719,546	8,624,733
0.375% 7/15/25	5,314,064	5,309,244
0.625% 7/15/21	17,754,099	17,911,029
0.625% 4/15/23	7,094,388	7,143,447
0.625% 1/15/24 (f)	11,289,713	11,396,560
U.S. Treasury Note 2.250% 3/31/21	9,300,000	9,294,950

		103,960,284

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,503,819)		103,960,284

TOTAL BONDS & NOTES (Cost $135,124,410)		136,462,773

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	360,608	360,608

TOTAL MUTUAL FUNDS (Cost $360,608)		360,608

TOTAL LONG-TERM INVESTMENTS (Cost $135,485,018)		136,823,381

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper — 0.2%
Ford Motor Credit Co. 3.338% 4/22/19 (a)	$250,000	$249,487

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (h)	1,792,455	1,792,455

TOTAL SHORT-TERM INVESTMENTS (Cost $2,041,931)		2,041,942

TOTAL INVESTMENTS — 99.7% (Cost $137,526,949) (i)		138,865,323

Other Assets/(Liabilities) — 0.3%		363,224

NET ASSETS — 100.0%		$139,228,547

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $13,131,215 or 9.43% of net assets.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $4,353,836 or 3.13% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $352,893 or 0.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	All or a portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	Represents investment of security lending collateral. (Note 2).
(h)

Maturity value of $1,792,641. Collateralized by U.S. Government Agency obligations with a rate of 1.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,832,913.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Written Options contracts at March 31, 2019:

Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put
56	USD	56,000	5/24/19	U.S. Treasury Note 10 Year Future, Strike 123.50	$(17,415)	$(23,626)	$(6,211)

56	USD	56,000	5/24/19	U.S. Treasury Note 10 Year Future, Strike 123.00	(13,915)	(14,875)	(960)

					$(31,330)	$(38,501)	$(7,171)

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/19	315	$67,109,183	$15,348
U.S. Treasury Note 5 Year	6/28/19	123	14,206,769	40,090

				$55,438

Short
U.S. Treasury Note 10 Year	6/19/19	80	$(9,887,120)	$(50,380)
U.S. Treasury Ultra 10 Year	6/19/19	79	(10,422,380)	(67,339)

				$(117,719)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps

Bank of America N.A.*	USD	11,100,000	2/21/20	Maturity/ Maturity	Fixed 2.12%	U.S. Consumer Price Index	$(53,733)	$-	$(53,733)

Bank of America N.A.*	USD	7,500,000	2/21/21	Maturity/ Maturity	Fixed 2.17%	U.S. Consumer Price Index	(70,790)	-	(70,790)

Bank of America N.A.*	USD	1,875,000	8/03/21	Maturity/ Maturity	Fixed 2.21%	U.S. Consumer Price Index	(27,579)	-	(27,579)

Bank of America N.A.*	USD	1,700,000	6/05/23	Maturity/ Maturity	Fixed 2.29%	U.S. Consumer Price Index	(35,910)	-	(35,910)

Barclays Bank PLC*	USD	500,000	5/25/20	Maturity/ Maturity	Fixed 2.24%	U.S. Consumer Price Index	(4,913)	-	(4,913)

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps (Continued)
OTC Swaps (Continued)

Barclays Bank PLC*	USD	5,200,000	12/24/20	Maturity/ Maturity	Fixed 1.47%	U.S. Consumer Price Index	$14,869	$-	$14,869

Barclays Bank PLC*	USD	1,500,000	1/11/24	Maturity/ Maturity	Fixed 1.92%	U.S. Consumer Price Index	(6,017)	-	(6,017)

							$(184,073)	$-	$(184,073)

Collateral for swap agreements held at Bank of America N.A. amounted to $272,289 in securities at March 31, 2019.

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

58

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 95.3%
Australia — 10.3%
ALS Ltd.	21,617	$116,775
Alumina Ltd.	171,731	297,119
BHP Group Ltd.	102,991	2,814,185
BlueScope Steel Ltd.	17,375	172,691
Charter Hall Retail	40,526	133,899
Evolution Mining Ltd.	214,909	554,855
Fortescue Metals Group Ltd.	66,721	337,614
Goodman Group	22,519	213,317
Incitec Pivot Ltd.	35,178	78,205
Independence Group NL	35,933	124,717
New South Resources Ltd. (a)	67,647	84,805
Northern Star Resources Ltd.	136,395	862,405
Orora Ltd.	41,183	87,520
OZ Minerals Ltd.	21,794	165,072
Regis Resources Ltd.	65,142	244,069
Sandfire Resources NL	1,474	7,267
Saracen Mineral Holdings Ltd. (a)	241,626	493,592
Scentre Group	96,446	282,118
South32 Ltd.	224,353	595,440

		7,665,665

Austria — 0.1%
voestalpine AG	3,081	94,000

Belgium — 0.2%
Umicore SA (b)	2,513	112,094

Bermuda — 0.4%
Hongkong Land Holdings Ltd.	43,600	310,337
Petra Diamonds Ltd. (a)	32,548	8,167

		318,504

Brazil — 0.8%
Iguatemi Empresa de Shopping Centers SA	8,100	80,517
Vale SA	41,471	539,445

		619,962

Canada — 9.3%
Alamos Gold, Inc. Class A	25,222	127,964
Allied Properties	3,784	139,598
B2Gold Corp. (a)	103,917	290,829
Barrick Gold Corp.	54,223	743,342
Canadian Apartment Properties	4,423	170,023
Centerra Gold, Inc. (a)	14,704	77,132
Detour Gold Corp. (a)	12,623	118,451
Dundee Precious Metals, Inc. (a)	20,323	67,371
Enbridge, Inc.	4,204	152,437
Encana Corp.	15,617	113,067
First Majestic Silver Corp. (a) (b)	25,614	168,479
Fortuna Silver Mines, Inc. (a)	63,803	212,462
Franco-Nevada Corp.	14,772	1,107,499

	Number of Shares	Value
Kelt Exploration Ltd. (a)	9,331	$38,473
Kirkland Lake Gold Ltd.	31,338	953,026
Lucara Diamond Corp.	41,300	48,212
Lundin Mining Corp.	40,444	187,640
Osisko Gold Royalties Ltd.	10,515	118,105
Sandstorm Gold Ltd. (a)	34,633	188,929
SEMAFO, Inc. (a)	68,259	189,502
Seven Generations Energy Ltd. Class A (a)	15,416	111,321
Silvercorp Metals, Inc.	18,400	47,227
Suncor Energy, Inc.	4,231	137,211
Teck Resources Ltd. Class B	23,639	547,952
Torex Gold Resources, Inc. (a)	14,060	176,967
TransCanada Corp.	11,773	529,079
West Fraser Timber Co. Ltd.	2,971	144,509

		6,906,807

Finland — 0.4%
Kojamo OYJ	13,274	159,794
Wartsila OYJ Abp	9,304	150,269

		310,063

France — 2.4%
Air Liquide SA	1,324	168,582
Gecina SA	1,582	234,161
Schneider Electric SE	2,302	181,038
Total SA	18,176	1,009,363
Unibail Rodamco Westfield	909	149,015

		1,742,159

Germany — 0.7%
Aurubis AG	2,614	140,048
BASF SE	1,511	110,970
Salzgitter AG	2,314	66,870
SGL Carbon SE (a)	3,585	31,677
Symrise AG	1,546	139,230

		488,795

Hong Kong — 1.2%
Hang Lung Properties Ltd.	93,000	226,972
Hysan Development Co. Ltd.	39,000	208,898
Sun Hung Kai Properties Ltd.	28,500	488,991

		924,861

Ireland — 0.5%
Linde PLC	1,479	260,201
Pentair PLC	2,138	95,162

		355,363

Japan — 2.8%
Heiwa Real Estate Co. Ltd.	3,700	71,357
Hoshino Resorts REIT, Inc.	20	100,249
Mitsubishi Estate Co. Ltd.	15,600	283,327
Mitsui Fudosan Co. Ltd.	16,000	403,127
Mitsui Fudosan Logistics Park, Inc.	69	220,736
Nippon Accommodations Fund, Inc.	56	284,329

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nippon Light Metal Holdings Co. Ltd.	36,300	$79,933
Nippon Steel & Sumitomo Metal Corp.	22,700	401,573
Sumitomo Metal Mining Co. Ltd.	4,800	142,892
Tokyo Steel Manufacturing Co. Ltd.	9,000	78,308

		2,065,831

Luxembourg — 1.6%
ADO Properties SA (c)	4,259	242,144
APERAM SA	5,771	164,759
ArcelorMittal	19,573	397,468
Orion Engineered Carbons SA	1,993	37,847
Shurgard Self Storage SA (a)	3,835	126,618
Tenaris SA	9,972	140,591
Ternium SA Sponsored ADR	4,069	110,758

		1,220,185

Mexico — 0.2%
Concentradora Fibra Danhos SA de CV	76,200	109,136

Netherlands — 1.2%
Akzo Nobel NV	1,806	160,189
Koninklijke DSM NV	2,010	219,407
Koninklijke Vopak NV	2,815	134,845
Schlumberger Ltd.	8,773	382,240

		896,681

Norway — 0.6%
Equinor ASA	5,414	118,651
Norsk Hydro ASA	43,930	178,651
Yara International ASA	2,842	116,365

		413,667

Peru — 0.2%
Cia de Minas Buenaventura SA Sponsored ADR	9,700	167,616

Portugal — 0.3%
Galp Energia SGPS SA	15,093	241,644

Republic of Korea — 0.8%
POSCO	2,783	622,389

Singapore — 0.4%
CapitaLand Commercial Trust	86,900	124,564
CapitaLand Mall Trust	115,500	202,971

		327,535

South Africa — 0.2%
Impala Platinum Holdings Ltd. (a)	34,099	144,809

Spain — 0.6%
Acerinox SA	14,032	139,161
Inmobiliaria Colonial SA	18,620	191,491
Vidrala SA	893	78,046

		408,698

Sweden — 1.9%
Boliden AB	26,187	743,587
Hufvudstaden AB Class A	15,129	262,536

	Number of Shares	Value
Lundin Petroleum AB	4,599	$155,645
Sandvik AB	5,720	92,966
SSAB AB Class A	47,441	171,446

		1,426,180

Switzerland — 0.5%
PSP Swiss Property AG Registered	3,147	341,965

United Kingdom — 10.4%
Anglo American PLC	35,527	953,881
Antofagasta PLC	25,275	319,766
BP PLC	76,448	558,067
Cairn Energy PLC (a)	37,420	78,880
Capital & Counties Properties PLC	22,311	70,053
Centamin PLC	246,557	286,377
Croda International PLC	3,729	245,450
Derwent London PLC	6,034	253,335
Glencore PLC	359,143	1,493,708
Great Portland Estates PLC	27,711	269,616
Highland Gold Mining Ltd. (b)	31,026	74,119
Hochschild Mining PLC	79,253	213,362
Mondi PLC	3,352	74,426
Rio Tinto PLC	40,759	2,371,409
Shaftesbury PLC	16,001	183,574
The UNITE Group PLC	16,901	202,110
Victrex PLC	2,801	79,052

		7,727,185

United States — 47.3%
Acadia Realty Trust	18,730	510,767
AGCO Corp.	1,140	79,287
Air Products & Chemicals, Inc.	3,485	665,496
Alexander & Baldwin, Inc.	8,367	212,856
Alexandria Real Estate Equities, Inc.	4,109	585,779
Alliant Energy Corp.	2,000	94,260
American Campus Communities, Inc.	11,693	556,353
American Electric Power Co., Inc.	3,010	252,087
Atmos Energy Corp.	3,894	400,809
AvalonBay Communities, Inc.	7,300	1,465,329
Avery Dennison Corp.	1,110	125,430
Baker Hughes a GE Co.	4,731	131,143
Ball Corp.	6,960	402,706
Boston Properties, Inc.	4,037	540,474
Cabot Oil & Gas Corp.	7,254	189,329
Cal-Maine Foods, Inc.	1,944	86,761
Calyxt, Inc. (a) (b)	994	17,484
Camden Property Trust	6,944	704,816
Centennial Resource Development, Inc. Class A (a)	10,298	90,519
CF Industries Holdings, Inc.	3,444	140,791
Chevron Corp.	2,697	332,216
CMS Energy Corp.	1,070	59,428
Concho Resources, Inc.	5,213	578,434
ConocoPhillips	2,613	174,392
Continental Resources, Inc. (a)	4,170	186,691
CubeSmart	13,771	441,223

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	4,600	$145,176
Diamondback Energy, Inc.	3,488	354,137
Douglas Emmett, Inc.	21,408	865,311
DowDuPont, Inc.	5,524	294,484
Dril-Quip, Inc. (a)	2,279	104,492
Duke Realty Corp.	3,377	103,269
EastGroup Properties, Inc.	2,433	271,620
Entergy Corp.	1,100	105,193
EOG Resources, Inc.	6,028	573,745
Equity Residential	19,846	1,494,801
Essex Property Trust, Inc.	3,754	1,085,807
Evergy, Inc.	2,066	119,931
Eversource Energy	1,569	111,321
Exxon Mobil Corp.	4,467	360,934
Federal Realty Investment Trust	4,168	574,559
First Industrial Realty Trust, Inc.	4,040	142,854
Flowserve Corp.	1,500	67,710
Freeport-McMoRan, Inc.	35,297	454,978
Halliburton Co.	3,771	110,490
Healthcare Realty Trust, Inc.	19,869	637,994
Highwoods Properties, Inc.	3,631	169,858
Hilton Worldwide Holdings, Inc.	6,587	547,446
Host Hotels & Resorts, Inc.	16,100	304,290
Hudson Pacific Properties, Inc.	9,450	325,269
International Paper Co.	1,500	69,405
Jacobs Engineering Group, Inc.	1,310	98,499
Jagged Peak Energy, Inc. (a)	7,218	75,572
JBG SMITH Properties	11,810	488,343
KBR, Inc.	3,254	62,119
Kilroy Realty Corp.	5,924	449,987
Kimco Realty Corp.	15,021	277,888
Kosmos Energy Ltd.	20,299	126,463
The Macerich Co.	15,280	662,388
Magnolia Oil & Gas Corp. (a)	6,800	81,600
Marathon Petroleum Corp.	3,356	200,857
NextEra Energy, Inc.	496	95,887
NiSource, Inc.	9,643	276,368
Nucor Corp.	13,459	785,333
Occidental Petroleum Corp.	9,297	615,461
Paramount Group, Inc.	9,242	131,144
Pebblebrook Hotel Trust	4,278	132,875
Phillips 66	1,433	136,379
Pioneer Natural Resources Co.	2,433	370,497
Plains GP Holdings LP Class A	4,569	113,859
PPG Industries, Inc.	2,648	298,880
Prologis, Inc.	29,562	2,126,986
PS Business Parks, Inc.	1,161	182,080
Public Storage	4,024	876,347
Quaker Chemical Corp.	551	110,382
Rayonier, Inc.	6,282	198,009
Regency Centers Corp.	9,717	655,800
Reliance Steel & Aluminum Co.	2,061	186,026
RPM International, Inc.	4,704	273,020
Sanderson Farms, Inc.	1,520	200,397

	Number of Shares	Value
Sempra Energy	1,307	$164,499
The Sherwin-Williams Co.	620	267,040
Simon Property Group, Inc.	7,508	1,368,032
SL Green Realty Corp.	9,558	859,455
Southern Copper Corp.	3,498	138,801
Steel Dynamics, Inc.	9,209	324,801
Sunstone Hotel Investors, Inc.	27,858	401,155
Terreno Realty Corp.	12,191	512,510
The Toro Co.	1,601	110,213
Urban Edge Properties	22,878	434,682
Valero Energy Corp.	3,338	283,163
Valmont Industries, Inc.	414	53,861
Versum Materials, Inc.	1,254	63,089
Vornado Realty Trust	10,509	708,727
Weyerhaeuser Co.	14,040	369,814
WPX Energy, Inc. (a)	7,500	98,325
Xcel Energy, Inc.	3,239	182,064
Xylem, Inc.	1,300	102,752

		35,152,363

TOTAL COMMON STOCK (Cost $69,057,206)		70,804,157

PREFERRED STOCK — 0.7%
Brazil — 0.3%
Gerdau SA 0.370%	47,648	184,247

United States — 0.4%
DTE Energy Co. Convertible 6.500%	1,323	73,228
International Flavors & Fragrances, Inc. Convertible 6.000%	941	46,993
NextEra Energy, Inc. Convertible 6.123%	2,445	151,248
Sempra Energy Convertible 6.000%	404	42,703

		314,172

TOTAL PREFERRED STOCK (Cost $493,880)		498,419

TOTAL EQUITIES (Cost $69,551,086)		71,302,576

MUTUAL FUNDS — 0.5%
United States — 0.5%
Diversified Financial Services — 0.5%
Real Estate Select Sector SPDR Fund	1,000	36,220
State Street Navigator Securities Lending Prime Portfolio (d)	340,278	340,278

		376,498

TOTAL MUTUAL FUNDS (Cost $376,305)		376,498

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $39,948)		45,243

TOTAL LONG-TERM INVESTMENTS (Cost $69,967,339)		71,724,317

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$2,425,027	$2,425,027

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 6/13/19 (f)	80,000	79,616

TOTAL SHORT-TERM INVESTMENTS (Cost $2,504,628)		2,504,643

TOTAL INVESTMENTS — 100.0% (Cost $72,471,967) (g)		74,228,960

Other Assets/(Liabilities) — 0.0%		29,295

NET ASSETS — 100.0%		$74,258,255

Abbreviation Legend

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $322,385 or
0.43% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $242,144 or 0.33% of net assets.

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $2,425,279. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $2,478,017.

(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	38.4%
Basic Materials	38.3%
Energy	12.4%
Utilities	2.9%
Industrial	2.6%
Consumer, Cyclical	0.9%
Consumer, Non-cyclical	0.6%
Mutual Funds	0.5%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

(#) Purchased Options contracts at March 31, 2019:

OTC Counterparty	Units	Notional Amount	Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Deutsche Bank AG*	1,400,000	USD 1,400,000	9/20/19	GBP Put USD Call, Strike 1.33	$39,948	$45,243	$5,295

*	Contracts are subject to a Master Netting Agreement.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
MSCI EAFE E-Mini Index	6/21/19	6	$549,076	$10,844
Mini MSCI Emerging Market Index	6/21/19	3	155,824	2,786
S&P 500 E Mini Index	6/21/19	6	831,106	20,234

				$33,864

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 94.5%
Basic Materials — 3.7%
Chemicals — 1.3%
AgroFresh Solutions, Inc. (a)	40,590	$135,569
Air Products & Chemicals, Inc.	9,443	1,803,236
American Vanguard Corp.	12,522	215,629
CF Industries Holdings, Inc.	4,000	163,520
FMC Corp.	3,235	248,513
GCP Applied Technologies, Inc. (a)	9,538	282,325
Hawkins, Inc.	4,304	158,516
Minerals Technologies, Inc.	9,029	530,815
Oil-Dri Corp. of America	4,883	152,056
Orion Engineered Carbons SA	4,032	76,568
PolyOne Corp.	6,725	197,110
PPG Industries, Inc.	4,740	535,004
Quaker Chemical Corp.	3,273	655,680
RPM International, Inc.	32,995	1,915,030
Valvoline, Inc.	27,553	511,383

		7,580,954

Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	5,775	112,497
Interfor Corp. (a)	12,000	140,801
West Fraser Timber Co. Ltd.	8,339	405,609

		658,907

Iron & Steel — 0.3%
Carpenter Technology Corp.	9,004	412,833
Nucor Corp.	13,467	785,800
Reliance Steel & Aluminum Co.	2,802	252,909

		1,451,542

Mining — 2.0%
Barrick Gold Corp.	144,481	1,980,834
Cameco Corp.	112,105	1,321,718
Cia de Minas Buenaventura SA Sponsored ADR	47,956	828,680
Constellium NV Class A (a)	38,912	310,518
ERO Copper Corp. (a)	5,961	71,237
Franco-Nevada Corp.	9,687	727,009
Franco-Nevada Corp.	27,100	2,031,765
Freeport-McMoRan, Inc.	43,798	564,556
NAC Kazatomprom JSC GDR (a) (b)	23,248	325,472
Newmont Mining Corp.	71,121	2,543,998
Northern Star Resources Ltd.	27,184	171,880
Osisko Gold Royalties Ltd.	26,676	299,627
Petra Diamonds Ltd. (a)	324,752	81,481

		11,258,775

		20,950,178

	Number of Shares	Value
Communications — 5.0%
Internet — 2.7%
Anaplan, Inc. (a)	2,059	$81,042
ANGI Homeservices, Inc. (a) (c)	14,759	227,879
Etsy, Inc. (a)	4,934	331,664
Eventbrite, Inc. Class A (a) (c)	1,799	34,487
Everquote, Inc. Class A (a)	1,909	14,203
Farfetch Ltd. Class A (a)	27,912	751,112
GrubHub, Inc. (a)	1,207	83,850
IAC/InterActiveCorp (a)	16,692	3,507,156
Lightspeed POS, Inc. (a)	4,522	69,741
MercadoLibre, Inc. (a)	2,497	1,267,802
Netflix, Inc. (a)	624	222,493
Okta, Inc. (a)	4,968	411,003
Proofpoint, Inc. (a)	12,920	1,568,876
Q2 Holdings, Inc. (a)	3,656	253,215
Shopify, Inc. Class A (a)	12,297	2,540,806
Symantec Corp.	49,867	1,146,442
Tucows, Inc. Class A (a)	2,402	194,994
Upwork, Inc. (a)	3,407	65,210
Wix.com Ltd. (a)	6,086	735,371
Zendesk, Inc. (a)	15,281	1,298,885
Zillow Group, Inc. Class A (a)	4,274	146,171
Zillow Group, Inc. Class C (a)	4,672	162,305

		15,114,707

Media — 1.4%
Cable One, Inc.	3,146	3,087,421
CBS Corp. Class B	12,789	607,861
DISH Network Corp. Class A (a)	4,815	152,587
MSG Networks, Inc. Class A (a)	3,594	78,170
News Corp. Class A	135,496	1,685,570
Saga Communications, Inc. Class A	4,305	142,883
Scholastic Corp.	16,338	649,599
Viacom, Inc. Class B	61,714	1,732,312

		8,136,403

Telecommunications — 0.9%
Corning, Inc.	47,354	1,567,418
GCI Liberty, Inc. Class A (a)	34,190	1,901,306
GTT Communications, Inc. (a) (c)	19,032	660,410
Harmonic, Inc. (a)	103,291	559,837
Iridium Communications, Inc. (a)	6,800	179,792

		4,868,763

		28,119,873

Consumer, Cyclical — 9.3%
Airlines — 0.3%
Alaska Air Group, Inc.	6,773	380,101
Hawaiian Holdings, Inc.	10,102	265,177
United Continental Holdings, Inc. (a)	9,344	745,464

		1,390,742

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.4%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (d) (e) (f)	2,546	$139,612
Canada Goose Holdings, Inc. (a) (c)	10,161	487,931
Levi Strauss & Co. Class A (a)	7,563	178,109
Ralph Lauren Corp.	9,479	1,229,237
Steven Madden Ltd.	10,921	369,566

		2,404,455

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	10,874	184,097
Ferrari NV	1,374	183,841
PACCAR, Inc.	2,782	189,565
REV Group, Inc.	8,861	97,028

		654,531

Auto Parts & Equipment — 0.5%
Aptiv PLC	17,722	1,408,722
Garrett Motion, Inc. (a)	25,206	371,284
Gentherm, Inc. (a)	8,216	302,842
Horizon Global Corp. (a) (c)	26,350	51,119
Methode Electronics, Inc.	271	7,799
Uni-Select, Inc. (c)	7,512	77,911
Visteon Corp. (a)	11,335	763,412
Westport Innovations, Inc. (a) (c)	13,212	20,479

		3,003,568

Distribution & Wholesale — 0.5%
Dorman Products, Inc. (a)	4,444	391,472
KAR Auction Services, Inc.	8,172	419,305
Pool Corp.	5,770	951,877
SiteOne Landscape Supply, Inc. (a)	16,140	922,401

		2,685,055

Entertainment — 0.8%
Marriott Vacations Worldwide Corp.	2,832	264,792
Red Rock Resorts, Inc. Class A	5,315	137,393
Vail Resorts, Inc.	18,361	3,989,845

		4,392,030

Food Services — 0.1%
Aramark	16,347	483,054

Home Builders — 0.3%
Cavco Industries, Inc. (a)	4,825	567,082
LCI Industries	4,433	340,543
Skyline Champion Corp.	11,822	224,618
TRI Pointe Group, Inc. (a)	43,242	546,579

		1,678,822

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	8,920	514,416

Housewares — 0.3%
The Toro Co.	27,496	1,892,825

Leisure Time — 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	40,035	2,200,324

	Number of Shares	Value
OneSpaWorld Holdings Ltd. (a) (c)	9,300	$127,038

		2,327,362

Lodging — 0.8%
Boyd Gaming Corp.	2,000	54,720
Hilton Worldwide Holdings, Inc.	12,018	998,816
Marriott International, Inc. Class A	8,172	1,022,236
MGM Resorts International	61,796	1,585,685
The St. Joe Co. (a)	46,722	770,446

		4,431,903

Retail — 4.5%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (d) (e) (f)	1,096	7,426
Beacon Roofing Supply, Inc. (a)	6,630	213,221
BJ’s Wholesale Club Holdings, Inc. (a)	7,023	192,430
Boot Barn Holdings, Inc. (a)	3,668	107,986
Burlington Stores, Inc. (a)	27,587	4,322,331
CarMax, Inc. (a)	7,009	489,228
Casey’s General Stores, Inc.	12,311	1,585,287
Chuy’s Holdings, Inc. (a)	8,307	189,150
Darden Restaurants, Inc.	3,979	483,329
Denny’s Corp. (a)	28,937	530,994
Dollar General Corp.	15,029	1,792,960
Dollar Tree, Inc. (a)	12,973	1,362,684
Dunkin’ Brands Group, Inc.	29,993	2,252,474
Express, Inc. (a)	22,412	95,923
Fiesta Restaurant Group, Inc. (a)	20,210	264,953
Five Below, Inc. (a)	2,515	312,489
Floor & Decor Holdings, Inc. Class A (a)	3,385	139,530
The Gap, Inc.	13,143	344,084
Lumber Liquidators Holdings, Inc. (a) (c)	16,955	171,246
Luxfer Holdings PLC	13,370	333,983
The Michaels Cos., Inc. (a)	37,056	423,180
National Vision Holdings, Inc. (a)	14,198	446,243
O’Reilly Automotive, Inc. (a)	2,350	912,505
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,515	982,575
Papa John’s International, Inc. (c)	7,600	402,420
Party City Holdco, Inc. (a)	13,946	110,731
PriceSmart, Inc.	2,049	120,645
Red Robin Gourmet Burgers, Inc. (a)	11,828	340,765
RH (a) (c)	5,938	611,317
Sportsman’s Warehouse Holdings, Inc. (a)	33,225	159,480
Tapestry, Inc.	49,042	1,593,375
Tiffany & Co.	18,093	1,909,716
Tuesday Morning Corp. (a)	38,535	81,694
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,108	735,123
Wingstop, Inc.	9,709	738,175

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Winmark Corp.	2,061	$388,684

		25,148,336

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	20,829	706,936

Textiles — 0.1%
Culp, Inc.	10,477	201,473
JG Boswell Co.	77	51,590

		253,063

		51,967,098

Consumer, Non-cyclical — 27.4%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	28,916	1,247,147
Bunge Ltd.	52,909	2,807,881

		4,055,028

Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	4,965	1,463,334
Carlsberg A/S Class B	17,266	2,157,503
Coca-Cola Bottling Co. Consolidated	1,708	491,614
Molson Coors Brewing Co. Class B	344	20,520

		4,132,971

Biotechnology — 2.9%
Abcam PLC	62,437	923,429
Abeona Therapeutics, Inc. (a)	5,402	39,759
ACADIA Pharmaceuticals, Inc. (a)	9,960	267,426
Acceleron Pharma, Inc. (a)	9,330	434,498
Alder Biopharmaceuticals, Inc. (a)	24,398	333,033
Allakos, Inc. (a) (c)	1,148	46,494
Allogene Therapeutics, Inc. (a) (c)	2,984	86,267
Alnylam Pharmaceuticals, Inc. (a)	6,035	563,971
Amarin Corp. PLC Sponsored ADR (a) (c)	2,074	43,056
AnaptysBio, Inc. (a)	1,811	132,293
Argenx SE (a)	8,527	1,064,511
Atara Biotherapeutics, Inc. (a)	2,636	104,781
Audentes Therapeutics, Inc. (a)	1,949	76,050
Autolus Therapeutics Plc (a) (c)	869	27,347
Avrobio, Inc. (a)	913	20,132
BeiGene Ltd. (a)	1,160	153,120
Bluebird Bio, Inc. (a)	1,475	232,062
Blueprint Medicines Corp. (a)	7,497	600,135
Calyxt, Inc. (a) (c)	3,443	60,562
Cara Therapeutics, Inc. (a) (c)	8,842	173,480
Crinetics Pharmaceuticals, Inc. (a)	2,258	51,392
CytomX Therapeutics, Inc. (a)	6,759	72,659
Editas Medicine, Inc. (a)	270	6,601
Exact Sciences Corp. (a)	11,606	1,005,312
Exelixis, Inc. (a)	5,646	134,375
Fate Therapeutics, Inc. (a)	1,138	19,995
FibroGen, Inc. (a)	2,786	151,419
Five Prime Therapeutics, Inc. (a)	2,197	29,440

	Number of Shares	Value
Forty Seven, Inc. (a)	1,189	$19,214
GlycoMimetics, Inc. (a)	7,255	90,397
Guardant Health, Inc. (a)	3,302	253,263
Homology Medicines, Inc. (a) (c)	1,756	48,694
ImmunoGen, Inc. (a)	4,015	10,881
Immunomedics, Inc. (a) (c)	17,014	326,839
Incyte Corp. (a)	17,507	1,505,777
Insmed, Inc. (a)	20,068	583,377
Ionis Pharmaceuticals, Inc. (a)	2,457	199,435
Iovance Biotherapeutics, Inc. (a)	4,327	41,150
Krystal Biotech, Inc. (a)	792	26,057
Orchard Therapeutics plc (a)	5,975	106,833
PTC Therapeutics, Inc. (a)	6,517	245,300
Radius Health, Inc. (a)	12,726	253,756
Rigel Pharmaceuticals, Inc. (a)	39,289	100,973
Rocket Pharmaceuticals, Inc. (a)	1,186	20,802
Sage Therapeutics, Inc. (a)	16,480	2,621,144
Scholar Rock Holding Corp. (a)	2,252	42,315
Seattle Genetics, Inc. (a)	23,567	1,726,047
Spark Therapeutics, Inc. (a)	1,125	128,115
Theravance Biopharma, Inc. (a)	1,079	24,461
Ultragenyx Pharmaceutical, Inc. (a)	8,514	590,531
WaVe Life Sciences Ltd. (a)	4,841	188,073
Y-mAbs Therapeutics, Inc. (a)	804	21,073
Zai Lab Ltd. (a)	656	19,359

		16,047,465

Commercial Services — 7.6%
2U, Inc. (a)	6,027	427,013
Aaron’s, Inc.	24,192	1,272,499
Altus Group Ltd.	12,441	242,704
American Public Education, Inc. (a)	17,671	532,251
Avalara, Inc. (a)	2,186	121,957
Booz Allen Hamilton Holding Corp.	36,969	2,149,378
Bright Horizons Family Solutions, Inc. (a)	20,484	2,603,721
The Brink’s Co.	15,437	1,164,104
Career Education Corp. (a)	23,107	381,728
Chegg, Inc. (a)	6,933	264,286
Cintas Corp.	3,226	652,007
Colliers International Group, Inc.	5,228	349,021
CoreLogic, Inc. (a)	28,977	1,079,683
CoStar Group, Inc. (a)	5,846	2,726,691
Cross Country Healthcare, Inc. (a)	12,412	87,256
Equifax, Inc.	4,583	543,086
Euronet Worldwide, Inc. (a)	5,700	812,763
Evo Payments, Inc. Class A (a)	9,758	283,470
FleetCor Technologies, Inc. (a)	5,899	1,454,634
FTI Consulting, Inc. (a)	9,108	699,677
Gartner, Inc. (a)	18,239	2,766,492
Global Payments, Inc.	5,911	806,970
Green Dot Corp. Class A (a)	13,240	803,006
HMS Holdings Corp. (a)	12,636	374,152

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huron Consulting Group, Inc. (a)	7,044	$332,618
I3 Verticals, Inc. Class A (a)	10,859	260,833
IHS Markit Ltd. (a)	17,788	967,311
MarketAxess Holdings, Inc.	4,515	1,111,051
Monro, Inc.	17,611	1,523,704
Navigant Consulting, Inc.	5,925	115,360
Paylocity Holding Corp. (a)	5,491	489,742
Rentokil Initial PLC	355,101	1,634,606
Rollins, Inc.	30,377	1,264,291
Rosetta Stone, Inc. (a)	15,445	337,473
Seacor Marine Holdings, Inc. (Acquired 4/26/18, Cost $36,320) (e) (f)	1,816	24,171
Seacor Marine Holdings, Inc. (a)	23,979	319,160
ServiceMaster Global Holdings, Inc. (a)	43,545	2,033,551
StoneCo Ltd. Class A (a) (c)	15,780	648,716
Strategic Education, Inc.	12,514	1,643,213
Team, Inc. (a) (c)	13,607	238,123
TransUnion	49,082	3,280,641
Verisk Analytics, Inc.	14,104	1,875,832
Worldpay, Inc. Class A (a)	17,399	1,974,786

		42,673,731

Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co. (a)	35,351	1,551,556
JAND, Inc., Class A (Acquired 3/09/18, Cost $112,141) (d) (e) (f)	7,135	109,158

		1,660,714

Foods — 3.0%
Cal-Maine Foods, Inc.	16,503	736,529
Campbell Soup Co.	24,888	948,979
Conagra Brands, Inc.	33,105	918,333
Flowers Foods, Inc.	113,956	2,429,542
Hostess Brands, Inc. (a)	9,315	116,438
The Kroger Co.	97,978	2,410,259
Nomad Foods Ltd. (a)	72,771	1,488,167
Performance Food Group Co. (a)	11,799	467,712
Post Holdings, Inc. (a)	20,112	2,200,253
Sanderson Farms, Inc.	6,989	921,430
The Simply Good Foods Co. (a)	41,797	860,600
SpartanNash Co.	3,929	62,353
Sprouts Farmers Market, Inc. (a)	27,898	600,923
Sysco Corp.	9,744	650,509
TreeHouse Foods, Inc. (a)	28,277	1,825,280

		16,637,307

Health Care – Products — 6.4%
Align Technology, Inc. (a)	837	237,984
Allogene Therapeutics, Inc. (Acquired 9/05/18, Cost $23,366) (e) (f)	1,527	41,938

	Number of Shares	Value
AngioDynamics, Inc. (a)	3,503	$80,079
AtriCure, Inc. (a)	6,376	170,813
Atrion Corp.	1,135	997,302
Avanos Medical, Inc. (a)	25,242	1,077,328
Baxter International, Inc.	24,883	2,023,237
Bruker Corp.	75,526	2,903,219
The Cooper Cos., Inc.	10,593	3,137,329
DENTSPLY SIRONA, Inc.	36,269	1,798,580
GenMark Diagnostics, Inc. (a)	14,446	102,422
Glaukos Corp. (a)	3,966	310,815
Hanger, Inc. (a)	12,800	243,840
Henry Schein, Inc. (a)	2,283	137,231
Hologic, Inc. (a)	100,296	4,854,326
ICU Medical, Inc. (a)	6,391	1,529,558
IDEXX Laboratories, Inc. (a)	6,131	1,370,892
Inspire Medical Systems, Inc. (a)	1,256	71,316
Integer Holdings Corp. (a)	2,469	186,212
iRhythm Technologies, Inc. (a)	379	28,410
Lantheus Holdings, Inc. (a)	4,465	109,303
Nevro Corp. (a)	4,019	251,228
Novocure Ltd. (a)	2,207	106,311
NuVasive, Inc. (a)	4,700	266,913
Patterson Cos., Inc.	93,447	2,041,817
Quidel Corp. (a)	28,168	1,844,159
Sartorius Stedim Biotech (c)	2,366	299,809
Shockwave Medical, Inc. (a)	1,770	59,242
Steris PLC (a)	4,905	627,987
Teleflex, Inc.	12,148	3,670,640
Utah Medical Products, Inc.	1,912	168,734
West Pharmaceutical Services, Inc.	21,914	2,414,923
Wright Medical Group NV (a)	26,791	842,577
Zimmer Biomet Holdings, Inc.	12,819	1,636,986

		35,643,460

Health Care – Services — 2.2%
Acadia Healthcare Co., Inc. (a)	37,994	1,113,604
Amedisys, Inc. (a)	1,597	196,846
Catalent, Inc. (a)	59,891	2,430,976
Centene Corp. (a)	5,976	317,326
The Ensign Group, Inc.	9,619	492,397
Eurofins Scientific SE (c)	1,473	610,309
IQVIA Holdings, Inc. (a)	4,488	645,599
MEDNAX, Inc. (a)	27,924	758,695
Molina Healthcare, Inc. (a)	18,315	2,599,997
Select Medical Holdings Corp. (a)	157,047	2,212,792
SI-BONE, Inc. (a)	1,082	20,385
U.S. Physical Therapy, Inc.	3,386	355,632
WellCare Health Plans, Inc. (a)	2,138	576,725

		12,331,283

Household Products & Wares — 0.4%
Avery Dennison Corp.	7,118	804,334
CSS Industries, Inc.	11,099	66,483
Kimberly-Clark Corp.	9,404	1,165,155

The accompanying notes are an integral part of the financial statements.

66

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanex Building Products Corp.	9,645	$153,259

		2,189,231

Pharmaceuticals — 3.2%
Agios Pharmaceuticals, Inc. (a)	5,415	365,188
Aimmune Therapeutics, Inc. (a) (c)	10,440	233,334
Alkermes PLC (a)	69,930	2,551,746
Amneal Pharmaceuticals, Inc. (a)	53,769	761,907
Apellis Pharmaceuticals, Inc. (a)	600	11,700
Array BioPharma, Inc. (a)	29,387	716,455
Ascendis Pharma A/S (a)	9,558	1,124,977
Cardinal Health, Inc.	25,651	1,235,096
Coherus Biosciences, Inc. (a)	2,344	31,972
Corvus Pharmaceuticals, Inc. (a)	5,120	20,582
DexCom, Inc. (a)	1,118	133,154
Elanco Animal Health, Inc. (a)	74,755	2,397,393
Enanta Pharmaceuticals, Inc. (a)	2,025	193,428
G1 Therapeutics, Inc. (a)	2,554	42,396
Global Blood Therapeutics, Inc. (a)	9,990	528,771
GW Pharmaceuticals PLC ADR (a)	673	113,448
Ironwood Pharmaceuticals, Inc. (a)	1,348	18,238
Madrigal Pharmaceuticals, Inc. (a) (c)	531	66,513
Minerva Neurosciences, Inc. (a)	902	7,090
Mirati Therapeutics, Inc. (a)	1,015	74,399
Moderna, Inc. (a) (c)	232	4,721
Momenta Pharmaceuticals, Inc. (a)	22,999	334,175
MyoKardia, Inc. (a)	7,971	414,412
Neurocrine Biosciences, Inc. (a)	3,960	348,876
Perrigo Co. PLC	65,444	3,151,783
Prestige Consumer Healthcare, Inc. (a)	5,702	170,547
Principia Biopharma, Inc. (a)	3,103	105,502
Reata Pharmaceuticals, Inc. Class A (a)	700	59,829
Rhythm Pharmaceuticals, Inc. (a)	1,426	39,087
Sarepta Therapeutics, Inc. (a)	5,483	653,519
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	59,267	929,306
TherapeuticsMD, Inc. (a) (c)	91,008	443,209
Tricida, Inc. (a)	3,468	133,934
Xencor, Inc. (a)	17,517	544,078
Zogenix, Inc. (a)	1,520	83,615

		18,044,380

		153,415,570

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Collier Creek Holdings (a)	28,884	298,949
GS Acquisition Holdings Corp. (a)	11,763	123,394
J2 Acquisition Ltd. (a) (g)	24,937	225,680

		648,023

	Number of Shares	Value
Energy — 4.5%
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	11,397	$531,556
REX American Resources Corp. (a)	2,979	240,137

		771,693

Oil & Gas — 3.6%
Advantage Oil & Gas Ltd. (a)	70,245	115,643
Apache Corp.	25,582	886,672
ARC Resources Ltd.	76,561	522,495
Cabot Oil & Gas Corp.	33,878	884,216
Canadian Natural Resources Ltd.	49,271	1,354,952
Centennial Resource Development, Inc. Class A (a)	96,333	846,767
Concho Resources, Inc.	15,729	1,745,290
Continental Resources, Inc. (a)	14,671	656,821
Diamondback Energy, Inc.	4,564	463,383
Earthstone Energy, Inc. Class A (a)	18,262	129,295
EQT Corp.	161,568	3,350,920
Hess Corp.	31,644	1,905,918
Imperial Oil Ltd. (c)	79,965	2,188,642
Jagged Peak Energy, Inc. (a)	57,278	599,701
Kelt Exploration Ltd. (a)	44,050	181,626
Kosmos Energy Ltd.	32,766	204,132
Magnolia Oil & Gas Corp. (a)	17,300	207,600
Matador Resources Co. (a)	20,899	403,978
Murphy Oil Corp.	44,455	1,302,531
Panhandle Oil & Gas, Inc. Class A	5,794	90,966
Pioneer Natural Resources Co.	7,005	1,066,721
Seven Generations Energy Ltd. Class A (a)	55,659	401,923
Venture Global LNG, Inc. Series B (Acquired 3/08/18, Cost $33,220) (d) (e) (f)	11	57,200
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (d) (e) (f)	9	46,800
WPX Energy, Inc. (a)	42,621	558,761

		20,172,953

Oil & Gas Services — 0.4%
Apergy Corp. (a)	2,272	93,288
Dril-Quip, Inc. (a)	7,929	363,545
Frank’s International NV (a)	93,335	579,610
Keane Group, Inc. (a)	28,420	309,494
NCS Multistage Holdings, Inc. (a)	6,071	31,448
Oceaneering International, Inc. (a)	5,421	85,489
Ranger Energy Services, Inc. (a)	7,309	58,253
TETRA Technologies, Inc. (a)	66,023	154,494
Thermon Group Holdings, Inc. (a)	20,501	502,479

		2,178,100

Pipelines — 0.4%
Equitrans Midstream Corp. (a)	71,906	1,566,113

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New Fortress Energy LLC (a)	6,188	$72,276
Plains GP Holdings LP Class A	10,453	260,489

		1,898,878

		25,021,624

Financial — 17.0%
Banks — 5.4%
American Business Bank (a)	1,571	55,142
Atlantic Capital Bancshares, Inc. (a)	18,957	338,003
BankUnited, Inc.	37,199	1,242,447
Blue Hills Bancorp, Inc.	22,562	539,232
BOK Financial Corp.	4,570	372,683
Bridge Bancorp, Inc.	13,451	394,114
Burke & Herbert Bank & Trust Co.	78	226,200
CenterState Bank Corp.	5,500	130,955
Columbia Banking System, Inc.	25,350	828,691
CrossFirst Bankshares, Inc. (Acquired 10/23/18-1/03/19, Cost $106,847) (d) (e) (f)	7,498	106,847
East West Bancorp, Inc.	4,998	239,754
Equity Bancshares, Inc. Class A (a)	5,700	164,160
Farmers & Merchants Bank of Long Beach/Long Beach CA	24	196,800
FB Financial Corp.	19,337	614,143
Fifth Third Bancorp	104,326	2,631,102
The First Bancshares, Inc.	7,600	234,840
First Hawaiian, Inc.	7,159	186,492
Glacier Bancorp, Inc.	11,379	455,957
HarborOne Bancorp, Inc. (a)	7,707	132,560
Heritage Commerce Corp.	33,810	409,101
Heritage Financial Corp.	19,602	590,804
Home BancShares, Inc.	79,378	1,394,671
Hope Bancorp, Inc.	38,847	508,119
Howard Bancorp, Inc. (a)	8,217	121,694
Independent Bank Group, Inc.	14,682	753,040
John Marshall Bancorp, Inc. (a)	6,039	90,706
Kearny Financial Corp.	37,149	478,108
Live Oak Bancshares, Inc. (c)	30,657	447,899
National Bank Holdings Corp. Class A	16,998	565,353
National Commerce Corp. (a)	6,116	239,808
Northern Trust Corp.	28,732	2,597,660
Origin Bancorp, Inc.	12,181	414,763
PCSB Financial Corp.	8,851	173,214
Pinnacle Financial Partners, Inc.	16,394	896,752
Ponce de Leon Federal Bank (a)	8,804	122,816
Popular, Inc.	19,336	1,007,986
Preferred Bank	8,548	384,404
Prosperity Bancshares, Inc.	13,545	935,418
Revere Bank (a)	3,205	93,105
Sandy Spring Bancorp, Inc.	4,071	127,341
Seacoast Banking Corp. of Florida (a)	19,018	501,124
Signature Bank	6,631	849,232

	Number of Shares	Value
Simmons First National Corp. Class A	4,933	$120,760
South State Corp.	7,461	509,885
Southern First Bancshares, Inc. (a)	3,237	109,637
Sterling Bancorp, Inc.	27,929	283,200
SVB Financial Group (a)	1,233	274,170
Texas Capital Bancshares, Inc. (a)	13,607	742,806
Towne Bank	32,675	808,706
Webster Financial Corp.	31,879	1,615,309
Westamerica Bancorp.	18,765	1,159,677
Western Alliance Bancorp (a)	36,712	1,506,660
Wintrust Financial Corp.	5,709	384,387

		30,308,437

Diversified Financial Services — 2.4%
Afterpay Touch Group Ltd. (a) (c)	13,801	206,474
Ally Financial, Inc.	36,544	1,004,595
Cboe Global Markets, Inc.	33,892	3,234,652
Ellie Mae, Inc. (a)	7,044	695,172
Encore Capital Group, Inc. (a)	13,627	371,063
Focus Financial Partners, Inc. Class A (a)	4,012	142,988
Franklin Resources, Inc.	49,474	1,639,568
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,328	418,650
Houlihan Lokey, Inc.	8,277	379,500
OTC Markets Group, Inc.	3,254	109,660
PennyMac Financial Services, Inc.	31,347	697,157
PRA Group, Inc. (a)	16,215	434,724
SLM Corp.	54,892	543,980
Synchrony Financial	43,541	1,388,958
TD Ameritrade Holding Corp.	38,944	1,946,811
Virtus Investment Partners, Inc.	2,557	249,435

		13,463,387

Insurance — 3.5%
Assurant, Inc.	14,142	1,342,217
Assured Guaranty Ltd.	3,098	137,644
Axis Capital Holdings Ltd.	16,902	925,892
Brighthouse Financial, Inc. (a)	11,379	412,944
Brown & Brown, Inc.	42,052	1,240,955
CNA Financial Corp.	35,339	1,531,946
eHealth, Inc. (a)	459	28,614
Employers Holdings, Inc.	4,758	190,843
Essent Group Ltd. (a)	6,110	265,480
Fidelity National Financial, Inc.	42,296	1,545,919
First American Financial Corp.	12,780	658,170
Goosehead Insurance, Inc. Class A (c)	6,886	191,982
The Hanover Insurance Group, Inc.	4,660	532,032
James River Group Holdings Ltd.	3,858	154,629
Kemper Corp.	13,278	1,010,987
Kinsale Capital Group, Inc.	520	35,656
Loews Corp.	50,466	2,418,835
Marsh & McLennan Cos., Inc.	10,752	1,009,613

The accompanying notes are an integral part of the financial statements.

68

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ProAssurance Corp.	9,987	$345,650
The Progressive Corp.	7,138	514,578
Radian Group, Inc.	39,468	818,566
RenaissanceRe Holdings Ltd.	1,109	159,142
Safety Insurance Group, Inc.	6,364	554,559
Selective Insurance Group, Inc.	11,812	747,463
State Auto Financial Corp.	17,708	582,947
Third Point Reinsurance Ltd. (a)	5,759	59,778
Voya Financial, Inc.	7,412	370,304
Willis Towers Watson PLC	11,734	2,061,077

		19,848,422

Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	3,063	297,946
Pargesa Holding SA	10,121	793,570

		1,091,516

Private Equity — 0.2%
KKR & Co., Inc. Class A	31,316	735,613
Safeguard Scientifics, Inc. (a)	7,660	83,111

		818,724

Real Estate — 0.9%
Alexander & Baldwin, Inc.	13,411	341,176
FirstService Corp.	26,974	2,409,857
FRP Holdings, Inc. (a)	1,983	94,331
McGrath RentCorp	5,932	335,573
Realogy Holdings Corp.	80,781	920,904
Redfin Corp. (a) (c)	42,566	862,813

		4,964,654

Real Estate Investment Trusts (REITS) — 3.7%
Acadia Realty Trust	20,623	562,389
American Assets Trust, Inc.	4,884	223,980
American Campus Communities, Inc.	21,126	1,005,175
Capstead Mortgage Corp.	4,654	39,978
Cedar Realty Trust, Inc.	95,609	325,071
Community Healthcare Trust, Inc.	2,300	82,547
CubeSmart	17,210	551,408
Douglas Emmett, Inc.	7,818	316,004
EastGroup Properties, Inc.	11,419	1,274,817
Equity Commonwealth	54,846	1,792,916
Equity Residential	22,081	1,663,141
First Industrial Realty Trust, Inc.	12,094	427,644
Healthcare Realty Trust, Inc.	19,728	633,466
JBG SMITH Properties	21,233	877,985
Kilroy Realty Corp.	4,089	310,600
Paramount Group, Inc.	52,225	741,073
Pebblebrook Hotel Trust	9,145	284,044
PotlatchDeltic Corp.	7,787	294,271
PS Business Parks, Inc.	8,488	1,331,173
QTS Realty Trust, Inc. Class A	5,023	225,985
Rayonier, Inc.	72,672	2,290,621
Redwood Trust, Inc.	10,609	171,335
Regency Centers Corp.	15,020	1,013,700
Retail Opportunity Investments Corp.	713	12,363

	Number of Shares	Value
Saul Centers, Inc.	7,049	$362,107
Sunstone Hotel Investors, Inc.	34,506	496,886
Terreno Realty Corp.	15,954	670,706
Urban Edge Properties	10,668	202,692
Urstadt Biddle Properties, Inc.	293	4,893
Urstadt Biddle Properties, Inc. Class A	1,293	26,688
Washington Real Estate Investment Trust	14,562	413,270
Weyerhaeuser Co.	80,972	2,132,802

		20,761,730

Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	93,390	1,246,756
FS Bancorp, Inc.	1,870	94,397
Investors Bancorp, Inc.	24,422	289,401
Meridian Bancorp, Inc.	43,297	679,330
Pacific Premier Bancorp, Inc.	16,188	429,468
United Financial Bancorp, Inc.	16,415	235,555
WSFS Financial Corp.	18,878	728,691

		3,703,598

		94,960,468

Industrial — 14.6%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	24,475	869,597
Barnes Group, Inc.	4,508	231,756
Cobham PLC (a)	363,968	523,902
Harris Corp.	16,486	2,632,979
L3 Technologies, Inc.	2,666	550,183
Moog, Inc. Class A	3,405	296,065
MSA Safety, Inc.	2,496	258,086
Teledyne Technologies, Inc. (a)	7,109	1,684,904
Triumph Group, Inc.	37,449	713,778

		7,761,250

Building Materials — 1.1%
Armstrong World Industries, Inc.	12,647	1,004,425
Gibraltar Industries, Inc. (a)	11,134	452,152
JELD-WEN Holding, Inc. (a)	7,528	132,944
Lennox International, Inc.	3,868	1,022,699
Martin Marietta Materials, Inc.	3,976	799,891
PGT Innovations, Inc. (a)	15,460	214,121
Simpson Manufacturing Co., Inc.	5,103	302,455
Stella-Jones, Inc.	8,118	274,336
Summit Materials, Inc. Class A (a)	30,793	488,685
Universal Forest Products, Inc.	11,091	331,510
Vulcan Materials Co.	9,010	1,066,784

		6,090,002

Electrical Components & Equipment — 0.5%
Belden, Inc.	21,740	1,167,438
Insteel Industries, Inc.	6,304	131,880
Littelfuse, Inc.	4,741	865,137

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Novanta, Inc. (a)	9,481	$803,325

		2,967,780

Electronics — 2.3%
Agilent Technologies, Inc.	32,996	2,652,219
Allegion PLC	11,854	1,075,276
Badger Meter, Inc.	752	41,841
Brady Corp. Class A	5,993	278,135
Coherent, Inc. (a)	2,803	397,241
Fortive Corp.	20,037	1,680,904
Keysight Technologies, Inc. (a)	26,869	2,342,977
Knowles Corp. (a)	27,586	486,341
Mesa Laboratories, Inc.	1,823	420,202
National Instruments Corp.	35,161	1,559,742
Resideo Technologies, Inc. (a)	6,080	117,283
Sensata Technologies Holding PLC (a)	38,945	1,753,304

		12,805,465

Engineering & Construction — 0.3%
Aegion Corp. (a)	23,868	419,361
frontdoor, Inc. (a)	24,767	852,480
Sarana Menara Nusantara Tbk PT	5,789,700	319,399

		1,591,240

Environmental Controls — 0.8%
Heritage-Crystal Clean, Inc. (a)	8,404	230,690
Stericycle, Inc. (a)	15,240	829,361
Waste Connections, Inc.	36,936	3,272,160

		4,332,211

Hand & Machine Tools — 0.2%
Colfax Corp. (a)	40,109	1,190,435

Machinery – Construction & Mining — 0.5%
Bloom Energy Corp. (a) (c)	14,441	186,578
BWX Technologies, Inc.	53,848	2,669,784

		2,856,362

Machinery – Diversified — 2.8%
AGCO Corp.	11,911	828,410
Cactus, Inc. Class A (a)	4,771	169,848
Chart Industries, Inc. (a)	16,275	1,473,213
Cognex Corp.	8,143	414,153
CSW Industrials, Inc. (a)	9,912	567,858
Gardner Denver Holdings, Inc. (a)	45,897	1,276,396
Graco, Inc.	24,628	1,219,578
IDEX Corp.	12,932	1,962,302
Mueller Water Products, Inc. Class A	37,823	379,743
Roper Technologies, Inc.	10,658	3,644,716
Wabtec Corp.	8,855	652,791
Xylem, Inc.	37,173	2,938,154

		15,527,162

Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	9,410	385,151

	Number of Shares	Value
CIRCOR International, Inc. (a)	11,270	$367,402
RBC Bearings, Inc. (a)	6,204	788,963
Rexnord Corp. (a)	11,587	291,297
Strattec Security Corp.	1,629	47,860
Sun Hydraulics Corp.	12,254	569,934
Valmont Industries, Inc.	10,623	1,382,052

		3,832,659

Miscellaneous – Manufacturing — 1.5%
ESCO Technologies, Inc.	14,532	974,080
Federal Signal Corp.	2,800	72,772
Haynes International, Inc.	7,408	243,204
Hillenbrand, Inc.	4,115	170,896
John Bean Technologies Corp.	16,521	1,518,115
Lydall, Inc. (a)	4,021	94,333
Myers Industries, Inc.	28,470	487,122
Raven Industries, Inc.	6,287	241,232
Textron, Inc.	95,965	4,861,587

		8,663,341

Packaging & Containers — 0.6%
Ball Corp.	43,770	2,532,532
Sealed Air Corp.	23,716	1,092,359

		3,624,891

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	17,732	1,542,507
Expeditors International of Washington, Inc.	12,460	945,714
Genesee & Wyoming, Inc. Class A (a)	8,288	722,216
International Seaways, Inc. (a)	8,147	139,640
J.B. Hunt Transport Services, Inc.	14,449	1,463,539
Kansas City Southern	12,884	1,494,286
Kirby Corp. (a)	2,553	191,756
Knight-Swift Transportation Holdings, Inc.	2,906	94,968
Landstar System, Inc.	9,771	1,068,850
Matson, Inc.	18,594	671,057
Old Dominion Freight Line, Inc.	4,968	717,329
Patriot Transportation Holding, Inc. (a)	1,527	28,708
Schneider National, Inc. Class B	10,423	219,404
SEACOR Holdings, Inc. (a)	9,009	380,900
Tidewater, Inc. (a)	19,503	452,275
Universal Logistics Holdings, Inc.	8,978	176,687
US Xpress Enterprises, Inc. Class A (a)	10,067	66,543

		10,376,379

		81,619,177

Technology — 9.5%
Computers — 0.7%
Conduent, Inc. (a)	30,808	426,075
Cray, Inc. (a)	13,603	354,358

The accompanying notes are an integral part of the financial statements.

70

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cubic Corp.	19,544	$1,099,155
CyberArk Software Ltd. (a)	2,340	278,577
Elastic NV (a)	389	31,069
Endava PLC (a)	3,124	85,910
Pure Storage, Inc. Class A (a)	27,373	596,458
Western Digital Corp.	18,842	905,546

		3,777,148

Semiconductors — 2.6%
Applied Materials, Inc.	37,700	1,495,182
AVX Corp.	39,253	680,647
Cabot Microelectronics Corp.	3,424	383,351
CTS Corp.	9,131	268,177
Cypress Semiconductor Corp.	15,887	237,034
Entegris, Inc.	46,671	1,665,688
Inphi Corp. (a)	10,172	444,923
Lattice Semiconductor Corp. (a)	84,348	1,006,272
MACOM Technology Solutions Holdings, Inc. (a) (c)	10,804	180,535
Marvell Technology Group Ltd.	55,337	1,100,653
Maxim Integrated Products, Inc.	17,821	947,542
MaxLinear, Inc. (a)	11,169	285,145
Microchip Technology, Inc.	35,284	2,927,161
MKS Instruments, Inc.	2,415	224,716
Monolithic Power Systems, Inc.	1,200	162,588
Rudolph Technologies, Inc. (a)	5,550	126,540
Skyworks Solutions, Inc.	11,675	962,954
Synaptics, Inc. (a)	1,158	46,030
Xilinx, Inc.	10,621	1,346,637

		14,491,775

Software — 6.2%
Adyen NV (a) (g)	53	41,573
Atlassian Corp. PLC Class A (a)	20,647	2,320,516
Black Knight, Inc. (a)	47,557	2,591,857
Ceridian HCM Holding, Inc. (a)	29,260	1,501,038
Checkr, Inc. (Acquired 6/29/18, Cost $23,511) (d) (e) (f)	1,913	23,511
Cision Ltd. (a)	48,151	663,039
Computer Modelling Group Ltd.	36,761	169,177
Coupa Software, Inc. (a)	19,337	1,759,280
Covetrus, Inc. (a)	11,384	362,580
The Descartes Systems Group, Inc. (a)	41,246	1,500,530
DocuSign, Inc. (a)	21,527	1,115,960
Envestnet, Inc. (a)	1,273	83,241
Fidelity National Information Services, Inc.	9,350	1,057,485
Fiserv, Inc. (a)	18,811	1,660,635
Five9, Inc. (a)	7,792	411,651
Guidewire Software, Inc. (a)	4,253	413,221
Instructure, Inc. (a)	2,124	100,083
Megaport Ltd. (a)	28,005	81,407
MSCI, Inc.	6,692	1,330,637

	Number of Shares	Value
PagerDuty, Inc. (Acquired 9/28/18, Cost $14,788) (d) (e) (f)	912	$14,788
Paycom Software, Inc. (a)	1,500	283,695
PDF Solutions, Inc. (a)	17,169	212,037
Pluralsight, Inc. Class A (a)	15,663	497,144
RealPage, Inc. (a)	22,292	1,352,902
Red Hat, Inc. (a)	1,145	209,192
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (d) (e) (f)	467	12,280
Splunk, Inc. (a)	6,575	819,245
SS&C Technologies Holdings, Inc.	56,680	3,609,949
SVMK, Inc. (a)	5,465	99,518
Tableau Software, Inc. Class A (a)	35,393	4,504,821
Tabula Rasa HealthCare, Inc. (a)	4,000	225,680
Toast, Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (d) (e) (f)	982	26,808
Twilio, Inc. Class A (a)	6,325	817,064
The Ultimate Software Group, Inc. (a)	3,744	1,236,007
Veeva Systems, Inc. Class A (a)	4,515	572,773
Workday, Inc. Class A (a)	10,998	2,120,964
Workiva, Inc. (a)	11,053	560,387
Zynga, Inc. Class A (a)	79,288	422,605

		34,785,280

		53,054,203

Utilities — 3.4%
Electric — 2.1%
Dominion Energy, Inc.	9,311	713,781
Entergy Corp.	7,236	691,979
FirstEnergy Corp.	74,050	3,081,220
MGE Energy, Inc.	3,743	254,412
NorthWestern Corp.	7,836	551,733
PG&E Corp. (a)	82,110	1,461,558
PNM Resources, Inc.	38,054	1,801,476
Portland General Electric Co.	7,612	394,606
Sempra Energy	10,803	1,359,666
Vistra Energy Corp.	47,441	1,234,889

		11,545,320

Gas — 1.0%
Atmos Energy Corp.	9,321	959,410
Chesapeake Utilities Corp.	11,828	1,078,832
ONE Gas, Inc.	23,741	2,113,661
RGC Resources, Inc.	2,762	73,221
Southwest Gas Holdings, Inc.	18,342	1,508,813

		5,733,937

Water — 0.3%
California Water Service Group	15,561	844,651
Middlesex Water Co.	6,077	340,252

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SJW Group	9,092	$561,340

		1,746,243

		19,025,500

TOTAL COMMON STOCK (Cost $511,540,274)		528,781,714

PREFERRED STOCK — 0.6%
Communications — 0.1%
Internet — 0.1%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (d) (e) (f)	5,266	44,816
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (d) (e) (f)	8,410	113,257
Vroom, Inc., Series G (Acquired 8/17/18, Cost $46,637) (d) (e) (f)	2,598	46,637

		204,710

Consumer, Cyclical — 0.1%
Apparel — 0.0%
Allbirds, Inc., Series A (Acquired 10/10/18, Cost $44,527) (d) (e) (f)	812	44,527
Allbirds, Inc., Series B (Acquired 10/10/18, Cost $7,787) (d) (e) (f)	142	7,787
Allbirds, Inc., Series C (Acquired 10/09/18, Cost $74,796) (d) (e) (f)	1,364	74,796
Allbirds, Inc., Series Seed (Acquired 10/10/18, Cost $23,963) (d) (e) (f)	437	23,963

		151,073

Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $32,156) (d) (e) (f)	348	32,156

Retail — 0.1%
1stdibs.com inc., Series D (Acquired 2/07/19, Cost $143,936) (d) (e) (f)	28,724	143,936
A Place for Rover Inc. Series G (Acquired 5/11/18, Cost $106,965) (d) (e) (f)	14,208	106,965
Framebridge, Inc., Series C (Acquired 6/20/18, Cost $59,454) (d) (e) (f)	17,111	59,454
JAND, Inc., Series E (Acquired 3/09/18, Cost $138,341) (d) (e) (f)	8,802	134,662

	Number of Shares	Value
Rent The Runway Inc., Series F (Acquired 3/21/19, Cost $67,441) (d) (e) (f)	3,017	$67,441

		512,458

Consumer, Non-cyclical — 0.1%
Agriculture — 0.1%
Farmer’s Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (d) (e) (f)	8,198	191,081
Bunge Ltd. (h)	2,831	280,269

		471,350

Biotechnology — 0.0%
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (d) (e) (f)	30,866	29,906

Commercial Services — 0.0%
ZenPayroll, Inc., Series C (Acquired 7/16/18, Cost $84,209) (d) (e) (f)	11,076	84,209

Foods — 0.0%
SweetGreen, Inc., Series G (Acquired 2/27/18, Cost $35,793) (d) (e) (f)	3,977	51,860

Health Care – Products — 0.0%
Tempus Labs, Inc., Series D (Acquired 3/16/18, Cost $21,326) (d) (e) (f)	2,275	36,762
Tempus Labs, Inc., Series E (Acquired 8/23/18, Cost $29,149) (d) (e) (f)	1,741	29,149
Outset Medical, Inc., Series D (Acquired 8/20/18, Cost $23,275) (d) (e) (f)	7,484	23,275

		89,186

		726,511

Financial — 0.0%
Diversified Financial Services — 0.0%
Convoy, Inc., Series C (Acquired 9/14/18, Cost $127,740) (d) (e) (f)	17,990	127,740

Industrial — 0.1%
Electronics — 0.1%
Sartorius AG	4,196	719,672

Technology — 0.2%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (d) (e) (f)	6,566	72,584

Internet — 0.1%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (d) (e) (f)	1,767	11,450
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (d) (e) (f)	197	5,378
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (d) (e) (f)	12,463	340,236
Toast, Inc., Series E (Acquired 3/27/19, Cost $40,322) (d) (e) (f)	1,477	40,322

		397,386

The accompanying notes are an integral part of the financial statements.

72

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (d) (e) (f)	7,811	$106,628
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,782) (d) (e) (f)	11,678	22,782
PagerDuty, Inc., Series D (Acquired 8/24/18-9/28/18, Cost $111,510) (d) (e) (f)	6,533	111,510
Seismic Software, Inc., Series E (Acquired 12/13/18 Cost $117,981) (d) (e) (f)	3,743	117,981
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (d) (e) (f)	10	263
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (d) (e) (f)	4,744	124,743
Slack Technologies, Inc., Series H (Acquired 8/17/18, Cost $69,503) (d) (e) (f)	5,838	69,503

		553,410

		1,023,380

Utilities — 0.0%
Gas — 0.0%
South Jersey Industries, Inc. 7.250%	1,441	74,326

TOTAL PREFERRED STOCK (Cost $3,297,468)		3,572,026

TOTAL EQUITIES (Cost $514,837,742)		532,353,740

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Internet — 0.0%
Uber Technologies Term Loan, 1 mo. LIBOR + 4.000%, 6.490% 1/01/00	$44,663	44,652
Blue Nile, Inc. Term Loan, 1 mo. LIBOR + 6.500%LIBOR + 6.500%, 9.130% 5/31/19	37,436	35,751

		80,403

TOTAL BANK LOANS (Cost $82,375)		80,403

	Principal Amount	Value
CORPORATE DEBT — 0.0%
Advertising — 0.0%
Grasshopper Bancorp, Inc., 1.000% 4/12/19 (Acquired 10/12/18, Cost $14,320) (d) (e) (f)	$14,320	$14,320

TOTAL CORPORATE DEBT (Cost $14,320)		14,320

TOTAL BONDS & NOTES (Cost $96,695)		94,723

	Number of Shares
WARRANTS — 0.0%

APPAREL — 0.0%
Grasshopper Bancorp, Inc., 10/28 (Acquired 10/15/18, Cost $0) (d) (e) (f)	1,432	-

TOTAL WARRANTS (Cost $0)		-

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Prime Portfolio (i)	7,856,037	7,856,037

TOTAL MUTUAL FUNDS (Cost $7,856,037)		7,856,037

TOTAL LONG-TERM INVESTMENTS (Cost $522,790,474)		540,304,500

SHORT-TERM INVESTMENTS — 5.0%
Mutual Fund — 4.7%
T. Rowe Price Government Reserve Investment Fund	26,458,308	26,458,308

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (j)	$1,481,569	1,481,569

TOTAL SHORT-TERM INVESTMENTS (Cost $27,939,877)		27,939,877

TOTAL INVESTMENTS —101.5% (Cost $550,730,351) (k)		568,244,377

Other Assets/(Liabilities) —(1.5)%		(8,429,609)

NET ASSETS — 100.0%		$559,814,768

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $325,472 or 0.06% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $7,655,890 or 1.37% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Investment was valued using significant unobservable inputs.
(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $3,122,618 or 0.56% of net assets.

(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $3,122,618 or 0.56% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $267,253 or 0.05% of net assets.

(h)	Security is perpetual and has no stated maturity date.
(i)	Represents investment of security lending collateral. (Note 2).
(j)

Maturity value of $1,481,723. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,515,482.

(k)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/21/19	22	$1,701,696	$(3,516)

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.1%
Pass-Through Securities — 3.1%
Government National Mortgage Association II Pool #MA4588 4.500% 7/20/47	$560,252	$585,238
Pool #MA5596 4.500% 11/20/48	310,995	323,504
Pool #MA5711 4.500% 1/20/49	1,198,458	1,248,160
Pool #MA4781 5.000% 10/20/47	254,316	267,198
Pool #MA4840 5.000% 11/20/47	172,742	181,492
Pool #MA5468 5.000% 9/20/48	158,151	165,321
Pool #MA5530 5.000% 10/20/48	358,327	374,853
Pool #MA5653 5.000% 12/20/48	764,808	801,158

		3,946,924

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,898,321)		3,946,924

U.S. TREASURY OBLIGATIONS — 95.4%
U.S. Treasury Bonds & Notes — 95.4%
U.S. Treasury Bond 2.250% 8/15/46	2,505,000	2,234,382
2.500% 2/15/45	4,230,000	3,990,741
2.500% 2/15/46	4,300,000	4,044,687
2.500% 5/15/46	3,925,000	3,689,193
2.750% 8/15/42	2,300,000	2,289,902
2.750% 11/15/42	2,150,000	2,138,545
2.750% 8/15/47	4,610,000	4,545,748
2.750% 11/15/47	4,360,000	4,298,687
2.875% 5/15/43	3,000,000	3,046,359
2.875% 8/15/45	1,775,000	1,798,546
2.875% 11/15/46	1,700,000	1,721,675
3.000% 5/15/42	2,175,000	2,262,714
3.000% 11/15/44	3,900,000	4,044,422
3.000% 5/15/45	5,550,000	5,757,952
3.000% 11/15/45	3,800,000	3,943,747
3.000% 2/15/47	760,000	788,904
3.000% 5/15/47 (a)	6,100,000	6,323,985
3.000% 2/15/48	5,955,000	6,163,797
3.000% 8/15/48	5,170,000	5,354,342
3.000% 2/15/49 (b)	2,785,000	2,886,130
3.125% 11/15/41	2,045,000	2,175,209
3.125% 2/15/42	1,495,000	1,588,624
3.125% 2/15/43	2,680,000	2,839,544
3.125% 8/15/44	3,430,000	3,634,728
3.125% 5/15/48	4,745,000	5,033,852
3.375% 5/15/44	1,450,000	1,602,318
3.500% 2/15/39	2,420,000	2,741,709

	Principal Amount	Value
3.625% 8/15/43	$2,350,000	$2,699,599
3.625% 2/15/44	3,725,000	4,283,692
3.750% 11/15/43	3,200,000	3,750,650
4.250% 11/15/40	3,900,000	4,884,750
4.375% 2/15/38	725,000	917,057
4.375% 11/15/39	350,000	444,620
4.375% 5/15/40	2,560,000	3,256,320
4.375% 5/15/41	450,000	573,877
4.500% 2/15/36	700,000	886,397
4.500% 5/15/38	475,000	610,702
4.625% 2/15/40	380,000	498,809
4.750% 2/15/37	1,000,000	1,312,031
U.S. Treasury Note 2.625% 2/15/29	5,540,000	5,642,144

		120,701,090

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,476,221)		120,701,090

TOTAL BONDS & NOTES (Cost $118,374,542)		124,648,014

	Number of Shares
MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)	1,363,706	1,363,706

TOTAL MUTUAL FUNDS (Cost $1,363,706)		1,363,706

TOTAL LONG-TERM INVESTMENTS (Cost $119,738,248)		126,011,720

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$989,035	989,035

TOTAL SHORT-TERM INVESTMENTS (Cost $989,035)		989,035

TOTAL INVESTMENTS — 100.4% (Cost $120,727,283) (e)		127,000,755

Other Assets/(Liabilities) — (0.4)%		(533,694)

NET ASSETS — 100.0%		$126,467,061

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,336,128 or 1.06% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $989,138. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,013,734.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/19/19	58	$8,418,692	$261,371
U.S. Treasury Ultra Bond	6/19/19	18	2,958,436	65,564
U.S. Treasury Note 5 Year	6/28/19	21	2,422,244	10,147

				$337,082

Short
U.S. Treasury Note 10 Year	6/19/19	25	$(3,069,887)	$(35,582)
U.S. Treasury Ultra 10 Year	6/19/19	12	(1,557,545)	(35,830)
U.S. Treasury Note 2 Year	6/28/19	10	(2,123,424)	(7,514)

				$(78,926)

The accompanying notes are an integral part of the financial statements.

76

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77

MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$454,662,725	$560,205,365
Repurchase agreements, at value (Note 2) (b)	5,545,699	1,215,543
Other short-term investments, at value (Note 2) (c)	-	20,747,605

Total investments (d)	460,208,424	582,168,513

Cash	182,611	3,315,961
Foreign currency, at value (e)	2,013	294,542
Receivables from:
Investments sold	563,182	3,254,922
Closed swap agreements, at value	-	23,945
Investments sold on a when-issued basis (Note 2)	-	11,871,008
Open forward contracts (Note 2)	-	1,212,337
Investment adviser (Note 3)	-	57,674
Fund shares sold	395,346	481,411
Collateral pledged for open futures contracts (Note 2)	416,997	-
Collateral pledged for open swaps agreements (Note 2)	-	225,369
Variation margin on open derivative instruments (Note 2)	26,684	-
Interest and dividends	497,939	4,223,647
Interest tax reclaim receivable	-	26,549
Foreign taxes withheld	439,851	-
Open swap agreements, at value (Note 2)	-	22,506
Prepaid expenses	1	41,321

Total assets	462,733,048	607,219,705

Liabilities:
Payables for:
Investments purchased	565,377	5,962,128
Written options outstanding, at value (Note 2) (f)	-	11,439
Open forward contracts (Note 2)	-	313,945
Interest and dividends	-	-
Investments purchased on a when-issued basis (Note 2)	-	36,538,838
Fund shares repurchased	1,662,928	27,167
Securities on loan (Note 2)	-	483,900
Open swap agreements, at value (Note 2)	-	248,694
Trustees’ fees and expenses (Note 3)	46,950	13,885
Variation margin on open derivative instruments (Note 2)	-	442,302
Affiliates (Note 3):
Investment advisory fees	65,419	197,294
Administration fees	55,769	17,446
Due to custodian	-	-
Accrued expense and other liabilities	634,598	359,519

Total liabilities	3,031,041	44,616,557

Net assets	$459,702,007	$562,603,148

Net assets consist of:
Paid-in capital	$411,989,263	$556,832,858
Accumulated Gain (Loss)	47,712,744	5,770,290

Net assets	$459,702,007	$562,603,148

(a) Cost of investments:	$420,240,672	$555,158,846
(b) Cost of repurchase agreements:	$5,545,699	$1,215,543
(c) Cost of other short-term investments:	$-	$20,739,335
(d) Securities on loan with market value of:	$-	$474,229
(e) Cost of foreign currency:	$2,022	$294,258
(f) Premiums on written options:	$-	$28,059

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$99,430,693	$1,114,279,129	$136,823,381	$71,724,317	$540,304,500	$126,011,720
3,332,483	1,000,000	1,792,455	2,425,027	1,481,569	989,035
101,651	16,546,660	249,487	79,616	26,458,308	-

102,864,827	1,131,825,789	138,865,323	74,228,960	568,244,377	127,000,755

-	56,518	9,407,471	3,974	-	-
199,875	857	1,985	61,260	36,694	-

211,366	3,931,773	1,228,604	234,663	2,419,084	-
8,442	-	-	-	-	-
-	-	-	-	-	-
31,173	-	-	-	-	-
13,745	84,005	32,022	13,556	47,277	28,593
62,524	991,569	109,269	61,343	510,035	24,451
-	-	-	-	78,100	-
-	-	-	-	-	-
-	-	-	8,432	32,592	-
1,419,592	1,091,785	421,553	372,033	420,757	886,134
-	-	298	-	-	-
-	28,051	-	11,714	12,837	-
-	-	14,869	-	-	-
6,154	71,834	9,320	4,847	35,331	9,222

104,817,698	1,138,082,181	150,090,714	75,000,782	571,837,084	127,949,155

166,227	5,702,206	10,063,665	251,172	3,607,416	-
8,665	-	38,501	-	-	-
36,920	-	-	-	-	-
139	-	-	-	-	-
569,459	-	-	-	-	-
5,269	4,882	16,126	1,113	8,573	3,965
677,135	-	360,608	340,278	7,856,037	1,363,706
186,490	-	198,942	-	-	-
1,785	24,824	3,344	1,694	12,485	2,945
47,239	-	79,044	-	-	20,641

58,239	527,708	36,251	36,391	292,640	31,108
25,408	22,151	23,822	25,905	17,282	24,640
8,442	-	-	-	34,793	-
62,013	127,620	41,864	85,974	193,090	35,089

1,853,430	6,409,391	10,862,167	742,527	12,022,316	1,482,094

$102,964,268	$1,131,672,790	$139,228,547	$74,258,255	$559,814,768	$126,467,061

$102,653,157	$1,093,951,581	$138,737,319	$72,860,277	$542,158,016	$118,505,716
311,111	37,721,209	491,228	1,397,978	17,656,752	7,961,345

$102,964,268	$1,131,672,790	$139,228,547	$74,258,255	$559,814,768	$126,467,061

$99,554,938	$1,044,340,263	$135,485,018	$69,967,339	$522,790,474	$119,738,248
$3,332,483	$1,000,000	$1,792,455	$2,425,027	$1,481,569	$989,035
$98,022	$16,546,660	$249,476	$79,601	$26,458,308	$-
$663,914	$-	$352,893	$322,385	$7,655,890	$1,336,128
$200,744	$857	$2,057	$61,299	$37,008	$-
$17,843	$-	$31,330	$-	$-	$-

79

MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$459,702,007	$562,603,148

Shares outstanding (a)	61,427,577	55,990,990

Net asset value, offering price and redemption price per share	$7.48	$10.05

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$102,964,268	$1,131,672,790	$139,228,547	$74,258,255	$559,814,768	$126,467,061

10,567,635	104,710,964	13,856,066	7,064,115	51,106,076	11,806,425

$9.74	$10.81	$10.05	$10.51	$10.95	$10.71

81

MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	MM Select Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$4,485,959	$-
Interest (b)	18,886	8,767,782
Securities lending net income	44	765

Total investment income	4,504,889	8,768,547

Expenses (Note 3):
Custody fees	270,419	52,783
Investment advisory fees	405,273	1,200,565
Audit fees	20,803	19,436
Legal fees	8,113	17,219
Proxy fees	382	81
Accounting & Administration fees	20,878	7,809
Shareholder reporting fees	19,620	10,059
Trustees’ fees	19,653	9,141
Registration and filing fees	-	9,787
Transfer agent fees	1,480	1,480

	766,621	1,328,360

Total expenses	766,621	1,328,360
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(136,886)	(253,883)

Net expenses:	629,735	1,074,477

Net investment income (loss)	3,875,154	7,694,070

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	14,447,962	(2,179,317)
Futures contracts	487,248	550,463
Written options	-	25,008
Swap agreements	-	184,010
Foreign currency transactions	57,524	(159,414)
Forward contracts	-	1,687,013

Net realized gain (loss)	14,992,734	107,763

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(31,324,662)	14,975,908 *
Futures contracts	46,744	1,267,137
Written options	-	8,654
Forward sales commitments	-	-
Swap agreements	-	(59,522)
Translation of assets and liabilities in foreign currencies	7,381	54,143
Forward contracts	-	929,154

Net change in unrealized appreciation (depreciation)	(31,270,537)	17,175,474

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(16,277,803)	17,283,237

Net increase (decrease) in net assets resulting from operations	$(12,402,649)	$24,977,307

(a) Net of foreign withholding tax of:	$6,384	$-
(b) Net of foreign withholding tax of:	$-	$39,486
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$(5,051)

The accompanying notes are an integral part of the financial statements.

82

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund

$-	$9,292,241	$-	$1,183,286	$3,084,575	$-
2,866,541	161,892	730,953	14,547	277,987	1,844,823
463	5,487	43	495	45,443	556

2,867,004	9,459,620	730,996	1,198,328	3,408,005	1,845,379

15,061	41,488	6,894	25,992	71,609	3,946
328,235	2,890,161	210,649	202,984	1,615,532	190,783
19,785	17,976	19,349	18,262	17,751	19,436
2,403	30,137	4,077	2,044	19,881	4,480
81	81	81	81	81	81
11,206	9,816	10,529	11,417	7,740	10,878
6,365	12,012	5,458	3,377	7,975	5,300
1,279	16,003	2,171	1,089	8,077	1,974
1,458	17,013	2,207	1,148	8,368	2,184
1,479	1,480	1,480	1,481	1,478	1,480

387,352	3,036,167	262,895	267,875	1,758,492	240,542

387,352	3,036,167	262,895	267,875	1,758,492	240,542

(68,234)	(330,189)	(158,643)	(71,335)	(191,186)	(143,144)

319,118	2,705,978	104,252	196,540	1,567,306	97,398

2,547,886	6,753,642	626,744	1,001,788	1,840,699	1,747,981

(383,425)	(24,326,660)	(317,816)	(1,039,031)	1,313,438	534,916
96,305	-	38,751	(15,855)	(389,770)	113,281
-	-	16,281	-	-	2,715
32,765	-	-	-	-	-
(4,162)	3,307	-	(13,394)	(3,805)	-
116,764	-	6,697	-	-	-

(141,753)	(24,323,353)	(256,087)	(1,068,280)	919,863	650,912

2,351,745 *	31,430,899	2,337,344	1,608,139	(10,771,313)	8,366,634
97,675	-	(99,781)	33,864	36,571	325,883
9,178	-	(6,618)	-	-	-
-	-	-	-	-	289
(50,008)	-	(286,135)	-	-	-
(8,634)	(705)	(78)	646	(539)	-
(40,936)	-	-	-	-	-

2,359,020	31,430,194	1,944,732	1,642,649	(10,735,281)	8,692,806

2,217,267	7,106,841	1,688,645	574,369	(9,815,418)	9,343,718

$4,765,153	$13,860,483	$2,315,389	$1,576,157	$(7,974,719)	$11,091,699

$-	$88,574	$-	$24,332	$28,620	$-
$-	$-	$-	$-	$-	$-
$(34)	$-	$-	$-	$-	$-

83

MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM Select Equity Asset Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,875,154	$21,924,477
Net realized gain (loss)	14,992,734	151,840,413
Net change in unrealized appreciation (depreciation)	(31,270,537)	(59,717,987)

Net increase (decrease) in net assets resulting from operations	(12,402,649)	114,046,903

Distributions to shareholders (Note 2):
Class I	(164,357,477)	(64,954,023)*

Total distributions	(164,357,477)	(64,954,023)

Net fund share transactions (Note 5):
Class I	138,714,928	(639,661,643)

Increase (decrease) in net assets from fund share transactions	138,714,928	(639,661,643)

Total increase (decrease) in net assets	(38,045,198)	(590,568,763)
Net assets*
Beginning of period	497,747,205	1,088,315,968

End of period	$459,702,007	$497,747,205

†	Fund commenced operations on February 9, 2018.
*

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 2 for this prior year information.

The accompanying notes are an integral part of the financial statements.

84

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†

$7,694,070	$7,202,343	$2,547,886	$1,799,691	$6,753,642	$5,095,202
107,763	3,162,473	(141,753)	(738,022)	(24,323,353)	(12,040,283)
17,175,474	(11,089,956)	2,359,020	(2,433,204)	31,430,194	38,507,809

24,977,307	(725,140)	4,765,153	(1,371,535)	13,860,483	31,562,728

(18,481,876)	-	(3,082,507)	-	(7,702,002)	-

(18,481,876)	-	(3,082,507)	-	(7,702,002)	-

44,021,831	512,811,026	26,277,541	76,375,616	202,463,992	891,487,589

44,021,831	512,811,026	26,277,541	76,375,616	202,463,992	891,487,589

50,517,262	512,085,886	27,960,187	75,004,081	208,622,473	923,050,317

512,085,886	-	75,004,081	-	923,050,317	-

$562,603,148	$512,085,886	$102,964,268	$75,004,081	$1,131,672,790	$923,050,317

85

MM Select Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$626,744	$2,073,321
Net realized gain (loss)	(256,087)	(363,887)
Net change in unrealized appreciation (depreciation)	1,944,732	(859,983)

Net increase (decrease) in net assets resulting from operations	2,315,389	849,451

Distributions to shareholders (Note 2):
Class I	(2,673,612)	-

Total distributions	(2,673,612)	-

Net fund share transactions (Note 5):
Class I	23,075,145	115,662,174

Increase (decrease) in net assets from fund share transactions	23,075,145	115,662,174

Total increase (decrease) in net assets	22,716,922	116,511,625
Net assets
Beginning of period	116,511,625	-

End of period	$139,228,547	$116,511,625

†	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

86

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†	Period Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018†

$1,001,788	$891,344	$1,840,699	$934,901	$1,747,981	$1,508,402
(1,068,280)	(29,542)	919,863	5,370,946	650,912	(2,024)
1,642,649	147,894	(10,735,281)	28,244,914	8,692,806	(2,161,178)

1,576,157	1,009,696	(7,974,719)	34,550,761	11,091,699	(654,800)

(1,187,875)	-	(8,919,290)	-	(2,475,554)	-

(1,187,875)	-	(8,919,290)	-	(2,475,554)	-

12,709,599	60,150,678	103,678,643	438,479,373	4,056,412	114,449,304

12,709,599	60,150,678	103,678,643	438,479,373	4,056,412	114,449,304

13,097,881	61,160,374	86,784,634	473,030,134	12,672,557	113,794,504

61,160,374	-	473,030,134	-	113,794,504	-

$74,258,255	$61,160,374	$559,814,768	$473,030,134	$126,467,061	$113,794,504

87

MM Select Equity Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$12.36	$0.07	$(0.85)	$(0.78)	$(0.51)	$(3.59)	$(4.10)	$7.48	(2.38%	)[b]	$459,702	0.34%	[a]	0.28%	[a]	1.72%	[a]
9/30/18	11.85	0.24	0.99	1.23	(0.26)	(0.46)	(0.72)	12.36	10.73%		497,747	0.26%		0.25%		1.99%
9/30/17	10.17	0.24	1.50	1.74	(0.06)	(0.00)[d]	(0.06)	11.85	17.18%		1,088,316	0.28%		0.25%		2.18%
9/30/16[g]	10.00	0.01	0.16	0.17	-	-	-	10.17	1.70%	[b]	947,085	0.69%	[a]	0.25%	[a]	5.50%	[a]

	Six months ended March 31, 2019[b,r]	Year ended September 30		Period ended September 30, 2016[b]
		2018	2017
Portfolio turnover rate	25%	37%	31%	0%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.5%.
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

88

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.94	$0.15	$0.29	$0.44	$(0.33)	$-	$(0.33)	$10.05	4.59%	[b]	$562,603	0.50%	[a]	0.40%	[a]	2.99%	[a]
9/30/18[g]	10.00	0.18	(0.24)	(0.06)	-	-	-	9.94	(0.60%	)[b]	512,086	0.51%	[a]	0.43%	[a]	2.78%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	80%	170%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

89

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$9.64	$0.26	$0.16	$0.42	$(0.32)	$-	$(0.32)	$9.74	4.52%	[b]	$102,964	0.85%	[a]	0.70%	[a]	5.59%	[a]
9/30/18[g]	10.00	0.33	(0.69)	(0.36)	-	-	-	9.64	(3.60%	)[b]	75,004	1.01%	[a]	0.70%	[a]	5.30%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	13%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

90

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.87	$0.07	$(0.05	)aa	$0.02	$(0.08)	$-	$(0.08)	$10.81	0.29%	[b]	$1,131,673	0.63%	[a]	0.56%	[a]	1.40%	[a]
9/30/18[g]	10.00	0.07	0.80		0.87	-	-	-	10.87	8.70%	[b]	923,050	0.64%	[a]	0.58%	[a]	1.11%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	31%	64%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

91

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.09	$0.05	$0.12	$0.17	$(0.21)	$-	$(0.21)	$10.05	1.73%	[b]	$139,229	0.41%	[a]	0.16%	[a]	0.98%	[a]
9/30/18[g]	10.00	0.22	(0.13)	0.09	-	-	-	10.09	0.90%	[b]	116,512	0.46%	[a]	0.30%	[a]	3.36%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	69%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

92

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.56	$0.15	$(0.02	)aa	$0.13	$(0.18)	$-	$(0.18)	$10.51	1.45%	[b]	$74,258	0.83%	[a]	0.61%	[a]	3.11%	[a]
9/30/18[g]	10.00	0.19	0.37		0.56	-	-	-	10.56	5.60%	[b]	61,160	1.00%	[a]	0.61%	[a]	2.86%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	13%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

93

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$11.47	$0.04	$(0.37)	$(0.33)	$(0.04)	$(0.15)	$(0.19)	$10.95	(2.64%	)[b]	$559,815	0.73%	[a]	0.65%	[a]	0.76%	[a]
9/30/18[g]	10.00	0.03	1.44	1.47	-	-	-	11.47	14.70%	[b]	473,030	0.75%	[a]	0.65%	[a]	0.40%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	16%	22%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

94

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/19[r]	$10.03	$0.15	$0.73	$0.88	$(0.20)	$-	$(0.20)	$10.71	8.88%	[b]	$126,467	0.40%	[a]	0.16%	[a]	2.93%	[a]
9/30/18[g]	10.00	0.18	(0.15)	0.03	-	-	-	10.03	0.30%	[b]	113,795	0.46%	[a]	0.30%	[a]	2.72%	[a]

	Six months ended March 31, 2019[b,r]	Period ended September 30, 2018[b]
Portfolio turnover rate	40%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

95

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

New Disclosure Requirements

Pursuant to amendments to certain disclosure requirements in Regulation S-X adopted by the Securities and Exchange Commission (“SEC”), the presentation of certain disclosures within the Statements of Assets and Liabilities and the Statements of Changes in Net Assets have been conformed to meet these new requirements. There is no longer a requirement to present the components of distributable earnings on the Statements of Assets and Liabilities. Adjustments to the Statements of Changes in Net Assets include updates to prior year distributions to shareholders, distributions in excess of net investment income, and undistributed net investment income.

The following is a summary of the previously disclosed amounts, as reported at September 30, 2018:

	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Large Cap Blend Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Fund	MM Select T. Rowe Price Small and Mid Cap Blend Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Distributions to shareholders
From net investment income:
Class I	$(23,594,966)	$-	$-	$-	$-	$-	$-	$-

Total distributions from net investment income	(23,594,966)	-	-	-	-	-	-	-

From net realized gains:
Class I	(41,359,057)	-	-	-	-	-	-	-

Total distributions from net realized gains	(41,359,057)	-	-	-	-	-	-	-

Accumulated undistributed (distributions in excess of) net investment income at end of year	$18,232,557	$12,802,733	$1,645,095	$5,093,159	$2,069,532	$887,805	$933,583	$1,568,058

96

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

97

Notes to Financial Statements (Unaudited) (Continued)

the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of

98

Notes to Financial Statements (Unaudited) (Continued)

the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2019, for the Funds’ investments:

	Level 1	Level 2		Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock	$454,578,217	$80,022	*	$-	+**	$454,658,239
Warrants	311	109	*	-	+**	420
Rights	-	-		4,066	**	4,066
Short-Term Investments	-	5,545,699		-		5,545,699

Total Investments	$454,578,528	$5,625,830		$4,066		$460,208,424

Asset Derivatives
Futures Contracts	$46,744	$-		$-		$46,744

99

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$-	$9,595,829	$-		$9,595,829
Corporate Debt	-	157,227,642	-		157,227,642
Non-U.S. Government Agency Obligations	-	82,450,652	-		82,450,652
Sovereign Debt Obligations	-	108,147,618	-		108,147,618
U.S. Government Agency Obligations and Instrumentalities	-	116,793,904	-		116,793,904
U.S. Treasury Obligations	-	85,505,867	-		85,505,867
Mutual Funds	483,900	-	-		483,900
Short-Term Investments	20,313,822	1,649,326	-		21,963,148
Unfunded Loan Commitments***	-	-	(47	)**	(47)

Total Investments	$20,797,722	$561,370,838	$(47)		$582,168,513

Asset Derivatives
Forward Contracts	$-	$1,212,337	$-		$1,212,337
Futures Contracts	1,209,098	-	-		1,209,098
Swap Agreements	-	258,787	-		258,787

Total	$1,209,098	$1,471,124	$-		$2,680,222

Liability Derivatives
Forward Contracts	$-	$(313,945)	$-		$(313,945)
Futures Contracts	(1,029,687)	-	-		(1,029,687)
Swap Agreements	-	(602,118)	-		(602,118)
Written Swaptions	-	(11,439)	-		(11,439)

Total	$(1,029,687)	$(927,502)	$-		$(1,957,189)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$41,463,159	$-		$41,463,159
Sovereign Debt Obligations	-	57,186,122	-		57,186,122
U.S. Treasury Obligations	-	64,818	-		64,818
Mutual Funds	677,135	-	-		677,135
Purchased Options	-	39,459	-		39,459
Short-Term Investments	-	3,434,134	-		3,434,134

Total Investments	$677,135	$102,187,692	$-		$102,864,827

Asset Derivatives
Forward Contracts	$-	$31,173	$-		$31,173
Futures Contracts	74,621	-	-		74,621

Total	$74,621	$31,173	$-		$105,794

Liability Derivatives
Forward Contracts	$-	$(36,920)	$-		$(36,920)
Swap Agreements	-	(186,490)	-		(186,490)
Written Options	-	(8,665)	-		(8,665)

Total	$-	$(232,075)	$-		$(232,075)

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$1,093,079,192	$13,509,780 *	$1,171,890	**	$1,107,760,862
Preferred Stock	5,285,662	-	439,191	**	5,724,853

100

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Large Cap Blend Fund (Continued)
Corporate Debt	$-	$793,414	$-	$793,414
Short-Term Investments	16,546,660	1,000,000	-	17,546,660

Total Investments	$1,114,911,514	$15,303,194	$1,611,081	$1,131,825,789

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$19,353,539	$-	$19,353,539
Non-U.S. Government Agency Obligations	-	10,117,097	-	10,117,097
U.S. Government Agency Obligations and Instrumentalities	-	3,031,853	-	3,031,853
U.S. Treasury Obligations	-	103,960,284	-	103,960,284
Mutual Funds	360,608	-	-	360,608
Short-Term Investments	-	2,041,942	-	2,041,942

Total Investments	$360,608	$138,504,715	$-	$138,865,323

Asset Derivatives
Futures Contracts	$55,438	$-	$-	$55,438
Swap Agreements	-	14,869	-	14,869

Total	$55,438	$14,869	$-	$70,307

Liability Derivatives
Futures Contracts	$(117,719)	$-	$-	$(117,719)
Swap Agreements	-	(198,942)	-	(198,942)
Written Options	(38,501)	-	-	(38,501)

Total	$(156,220)	$(198,942)	$-	$(355,162)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$7,665,665	$-	$7,665,665
Austria	-	94,000	-	94,000
Belgium	-	112,094	-	112,094
Bermuda	-	318,504	-	318,504
Brazil	619,962	-	-	619,962
Canada	6,906,807	-	-	6,906,807
Finland	-	310,063	-	310,063
France	149,015	1,593,144	-	1,742,159
Germany	-	488,795	-	488,795
Hong Kong	-	924,861	-	924,861
Ireland	355,363	-	-	355,363
Japan	-	2,065,831	-	2,065,831
Luxembourg	148,605	1,071,580	-	1,220,185
Mexico	109,136	-	-	109,136
Netherlands	382,240	514,441	-	896,681
Norway	-	413,667	-	413,667
Peru	167,616	-	-	167,616
Portugal	-	241,644	-	241,644
Republic of Korea	-	622,389	-	622,389
Singapore	-	327,535	-	327,535
South Africa	-	144,809	-	144,809
Spain	-	408,698	-	408,698

101

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Sweden	$-	$1,426,180		$-		$1,426,180
Switzerland	-	341,965		-		341,965
United Kingdom	-	7,727,185		-		7,727,185
United States	35,152,363	-		-		35,152,363
Preferred Stock*
Brazil	184,247	-		-		184,247
United States	314,172	-		-		314,172
Mutual Funds	376,498	-		-		376,498
Purchased Options	-	45,243		-		45,243
Short-Term Investments	-	2,504,643		-		2,504,643

Total Investments	$44,866,024	$29,362,936		$-		$74,228,960

Asset Derivatives
Futures Contracts	$33,864	$-		$-		$33,864

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$519,772,379	$8,464,905	*	$544,430	**	$528,781,714
Preferred Stock	74,326	999,941	*	2,497,759	**	3,572,026
Bank Loans	-	80,403		-		80,403
Corporate Debt	-	-		14,320	**	14,320
Warrants	-	-		-	+,**	-
Mutual Funds	7,856,037	-		-		7,856,037
Short-Term Investments	26,458,308	1,481,569		-		27,939,877

Total Investments	$554,161,050	$11,026,818		$3,056,509		$568,244,377

Liability Derivatives
Futures Contracts	$(3,516)	$-		$-		$(3,516)

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$3,946,924		$-		$3,946,924
U.S. Treasury Obligations	-	120,701,090		-		120,701,090
Mutual Funds	1,363,706	-		-		1,363,706
Short-Term Investments	-	989,035		-		989,035

Total Investments	$1,363,706	$125,637,049		$-		$127,000,755

Asset Derivatives
Futures Contracts	$337,082	$-		$-		$337,082

Liability Derivatives
Futures Contracts	$(78,926)	$-		$-		$(78,926)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2019.

102

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2019.

Statements of Assets and Liabilities locations	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Fund	MM Select T. Rowe Price Small and Mid Cap Blend Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund

Receivables from:
Investments sold on a when-issued basis		X
Collateral pledged for open futures contracts	X					X
Collateral pledged for open swap agreements		X

Payables for:
Investments purchased on a when-issued basis		X	X
Due to custodian			X			X
Securities on loan		X	X	X	X	X	X

The Funds, with the exception of the Equity Asset Fund and MM Select T. Rowe Price Real Assets Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019. The Equity Asset Fund and MM Select T. Rowe Price Real Assets Fund had transfers between Levels of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Bond Fund	MM Select T. Rowe Price Small and Mid Cap Blend Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A	A	A
Directional Exposures to Currencies		A	A	A

Futures Contracts**
Hedging/Risk Management		A	A	A	M		A
Duration/Credit Quality Management		A	A	A	M		A
Substitution for Direct Investment	A	M		M	A	A	M
Intention to Create Investment Leverage in Portfolio					M

103

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price Real Assets Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Interest Rate Swaps***
Hedging/Risk Management	A	A	A
Duration Management	A	A	M
Substitution for Direct Investment	A		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A
Income	M
Substitution for Direct Investment	M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M	A
Income	A
Substitution for Direct Investment	A	A

Options (Purchased)
Hedging/Risk Management	A	A		M
Duration/Credit Quality Management	A			M
Substitution for Direct Investment	M			M
Directional Investment	M	A		A
Intention to Create Investment Leverage in Portfolio				M

Options (Written)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A		A		A
Income	A		A		A
Substitution for Direct Investment	M		M		M
Directional Investment	M	A	M		M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2019, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$-	$46,744	$-	$-	$46,744

Realized Gain (Loss)#
Futures Contracts	$-	$487,248	$-	$-	$487,248

104

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund (Continued)
Change in Appreciation (Depreciation)##
Futures Contracts	$-	$46,744	$-	$-	$46,744

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Forward Contracts*	$-	$-	$1,212,337	$-	$1,212,337
Futures Contracts^^	-	-	-	1,209,098	1,209,098
Swap Agreements*	22,506	-	-	-	22,506
Swap Agreements^^,^^^	236,043	-	-	238	236,281

Total Value	$258,549	$-	$1,212,337	$1,209,336	$2,680,222

Liability Derivatives
Forward Contracts^	$-	$-	$(313,945)	$-	$(313,945)
Futures Contracts^^	-	-	-	(1,029,687)	(1,029,687)
Swap Agreements^	(248,694)	-	-	-	(248,694)
Swap Agreements^^,^^^	(265,894)	-	-	(87,530)	(353,424)
Written Swaptions^	-	-	-	(11,439)	(11,439)

Total Value	$(514,588)	$-	$(313,945)	$(1,128,656)	$(1,957,189)

Realized Gain (Loss)#
Purchased Options	$-	$-	$(123,870)	$(33,510)	$(157,380)
Forward Contracts	-	-	1,687,013	-	1,687,013
Futures Contracts	-	-	-	550,463	550,463
Swap Agreements	218,491	-	-	(34,481)	184,010
Written Options	-	-	-	25,008	25,008

Total Realized Gain (Loss)	$218,491	$-	$1,563,143	$507,480	$2,289,114

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$47,162	$47,162
Forward Contracts	-	-	929,154	-	929,154
Futures Contracts	-	-	-	1,267,137	1,267,137
Swap Agreements	19,806	-	-	(79,328)	(59,522)
Written Options	-	-	-	8,654	8,654

Total Change in Appreciation (Depreciation)	$19,806	$-	$929,154	$1,243,625	$2,192,585

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$39,459	$-	$39,459
Forward Contracts*	-	-	31,173	-	31,173
Futures Contracts^^	-	-	-	74,621	74,621

Total Value	$-	$-	$70,632	$74,621	$145,253

Liability Derivatives
Forward Contracts^	$-	$-	$(36,920)	$-	$(36,920)
Swap Agreements^	(186,490)	-	-	-	(186,490)
Written Options^	-	-	(8,665)	-	(8,665)

Total Value	$(186,490)	$-	$(45,585)	$-	$(232,075)

105

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price Emerging Markets Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$-	$-	$(4,171)	$32,450	$28,279
Forward Contracts	-	-	116,764	-	116,764
Futures Contracts	-	-	-	96,305	96,305
Swap Agreements	36,591	-	-	(3,826)	32,765

Total Realized Gain (Loss)	$36,591	$-	$112,593	$124,929	$274,113

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(60,993)	$-	$(60,993)
Forward Contracts	-	-	(40,936)	-	(40,936)
Futures Contracts	-	-	-	97,675	97,675
Swap Agreements	(37,260)	-	-	(12,748)	(50,008)
Written Options	-	-	9,178	-	9,178

Total Change in Appreciation (Depreciation)	$(37,260)	$-	$(92,751)	$84,927	$(45,084)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$55,438	$55,438
Swap Agreements*	-	-	-	14,869	14,869

Total Value	$-	$-	$-	$70,307	$70,307

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(117,719)	$(117,719)
Swap Agreements^	-	-	-	(198,942)	(198,942)
Written Options^,^^^	-	-	-	(38,501)	(38,501)

Total Value	$-	$-	$-	$(355,162)	$(355,162)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$6,697	$-	$6,697
Futures Contracts	-	-	-	38,751	38,751
Written Options	-	-	-	16,281	16,281

Total Realized Gain (Loss)	$-	$-	$6,697	$55,032	$61,729

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(99,781)	$(99,781)
Swap Agreements	-	-	-	(286,135)	(286,135)
Written Options	-	-	-	(6,618)	(6,618)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$(392,534)	$(392,534)

Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$-	$-	$45,243	$-	$45,243
Futures Contracts^^	-	33,864	-	-	33,864

Total Value	$-	$33,864	$45,243	$-	$79,107

Realized Gain (Loss)#
Futures Contracts	$-	$(15,855)	$-	$-	$(15,855)

106

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Select T. Rowe Price Real Assets Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$5,295	$-	$5,295
Futures Contracts	-	33,864	-	-	33,864

Total Change in Appreciation (Depreciation)	$-	$33,864	$5,295	$-	$39,159

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Liability Derivatives
Futures Contracts^^	$-	$(3,516)	$-	$-	$(3,516)

Realized Gain (Loss)#
Futures Contracts	$-	$(389,770)	$-	$-	$(389,770)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$36,571	$-	$-	$36,571

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$337,082	$337,082

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(78,926)	$(78,926)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$113,281	$113,281
Written Options	-	-	-	2,715	2,715

Total Realized Gain (Loss)	$-	$-	$-	$115,996	$115,996

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$325,883	$325,883

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded written options, which are not subject to a master netting agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

107

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options	Written Swaptions
Equity Asset Fund	53	$-	$-	-	-	$-
MM Select T. Rowe Price Bond Asset Fund	1,199	140,123,314	40,552,855	10,768,750	-	9,140,000
MM Select T. Rowe Price Emerging Markets Bond Fund	27	4,102,033	76,679,990	2,470,833	975,000	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	235	853,592	26,891,667	-	111	-
MM Select T. Rowe Price Real Assets Fund	15	-	-	1,400,000
MM Select T. Rowe Price Small and Mid Cap Blend Fund	24	-	-	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	169	-	-	-	15	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2019.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$42,862	$(42,862)	$-	$-
Barclays Bank PLC	123,184	(11,358)	-	111,826
BNP Paribas SA	144,458	(44,829)	-	99,629
Citibank N.A.	506,122	(115,294)	-	390,828
Credit Suisse International	558	(558)	-	-
Deutsche Bank AG	1,298	(1,298)	-	-
Goldman Sachs International	80,878	(80,878)	-	-
HSBC Bank USA	4,217	(3,493)	-	724
JP Morgan Chase Bank N.A.	27,459	(27,459)	-	-
Morgan Stanley & Co. LLC	36,197	(36,197)	-	-
UBS AG	267,610	(7,611)	-	259,999

	$1,234,843	$(371,837)	$-	$863,006

108

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$5,243	$(1,277)	$-	$3,966
Barclays Bank PLC	15,524	(15,524)	-	-
BNP Paribas SA	7,040	(7,040)	-	-
Citibank N.A.	3,823	(3,823)	-	-
Deutsche Bank AG	1,840	(1,840)	-	-
Goldman Sachs International	10,429	(10,429)	-	-
HSBC Bank USA	3,027	-	-	3,027
JP Morgan Chase Bank N.A.	1,786	(1,786)	-	-
Morgan Stanley & Co. LLC	20,016	(265)	-	19,751
UBS AG	1,904	-	-	1,904

	$70,632	$(41,984)	$-	$28,648

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Barclays Bank PLC	$14,869	$(10,930)	$-	$3,939

MM Select T. Rowe Price Real Assets Fund
Deutsche Bank AG	$45,243	$-	$-	$45,243

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2019.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$(83,916)	$42,862	$-	$(41,054)
Barclays Bank PLC	(11,358)	11,358	-	-
BNP Paribas SA	(44,829)	44,829	-	-
Citibank N.A.	(115,294)	115,294	-	-
Credit Suisse International	(887)	558	-	(329)
Deutsche Bank AG	(6,642)	1,298	-	(5,344)
Goldman Sachs International	(211,205)	80,878	130,327	-
HSBC Bank USA	(3,493)	3,493	-	-
JP Morgan Chase Bank N.A.	(28,986)	27,459	1,527	-
Morgan Stanley & Co. LLC	(59,857)	36,197	-	(23,660)
UBS AG	(7,611)	7,611	-	-

	$(574,078)	$371,837	$131,854	$(70,387)

109

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$(1,277)	$1,277	$-	$-
Barclays Bank PLC	(33,354)	15,524	-	(17,830)
BNP Paribas SA	(21,151)	7,040	-	(14,111)
Citibank N.A.	(147,785)	3,823	-	(143,962)
Deutsche Bank AG	(8,854)	1,840	-	(7,014)
Goldman Sachs International	(16,511)	10,429	-	(6,082)
JP Morgan Chase Bank N.A.	(2,878)	1,786	-	(1,092)
Morgan Stanley & Co. LLC	(265)	265	-	-

	$(232,075)	$41,984	$-	$(190,091)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$(188,012)	$-	$188,012	$-
Barclays Bank PLC	(10,930)	10,930	-	-

	$(198,942)	$10,930	$188,012	$-

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

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Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

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When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk - the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

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Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to

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forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

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Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked	Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will

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be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The MM Select T. Rowe Price Bond Asset Fund entered into certain loan agreements which are unfunded. The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the MM Select T. Rowe Price Bond Asset Fund’s Portfolio of Investments. At March 31, 2019, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of

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these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2019.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2019, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Asset Fund	$51	$7	$44
MM Select T. Rowe Price Bond Asset Fund	901	136	765
MM Select T. Rowe Price Emerging Markets Bond Fund	547	84	463
MM Select T. Rowe Price Large Cap Blend Fund	6,455	968	5,487
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	51	8	43
MM Select T. Rowe Price Real Assets Fund	584	89	495
MM Select T. Rowe Price Small and Mid Cap Blend Fund	53,576	8,133	45,443
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	655	99	556

117

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign	Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends	and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net

118

Notes to Financial Statements (Unaudited) (Continued)

investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment Management Inc.
MM Select T. Rowe Price Bond Asset Fund	0.45%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.72%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.60%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.33%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund	0.63%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.67%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	0.32%	T. Rowe Price Associates, Inc.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Emerging Markets Bond Fund*	0.70%
MM Select T. Rowe Price Real Assets Fund*	0.61%
MM Select T. Rowe Price Small and Mid Cap Blend Fund*	0.65%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

119

Notes to Financial Statements (Unaudited) (Continued)

Prior to February 1, 2019, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the Fund, as follows:

Class I
Equity Asset Fund	0.25%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Effective October 18, 2018, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund**	0.40%
MM Select T. Rowe Price Large Cap Blend**	0.56%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund**	0.15%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund**	0.15%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
**	Expense caps in effect through January 31, 2020.

Prior October 18, 2018, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.43%
MM Select T. Rowe Price Large Cap Blend Fund	0.58%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.30%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	0.30%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

120

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2019:

Total % Ownership by Related Party
Equity Asset Fund	100%
MM Select T. Rowe Price Bond Asset Fund	100%
MM Select T. Rowe Price Emerging Markets Bond Fund	100%
MM Select T. Rowe Price Large Cap Blend Fund	100%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100%
MM Select T. Rowe Price Real Assets Fund	100%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	100%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$-	$112,278,379	$-	$124,962,268
MM Select T. Rowe Price Bond Asset Fund	353,016,063	124,102,711	303,422,645	116,574,210
MM Select T. Rowe Price Emerging Markets Bond Fund	-	37,596,378	-	11,534,208
MM Select T. Rowe Price Large Cap Blend Fund	-	494,990,413	-	301,175,562
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	98,581,756	8,579,827	83,858,321	4,246,729
MM Select T. Rowe Price Real Assets Fund	-	19,538,506	-	8,882,423
MM Select T. Rowe Price Small and Mid Cap Blend Fund	-	169,717,176	-	73,667,921
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	51,798,925	-	47,994,660	-

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Fund	Purchases	Sales
MM Select T. Rowe Price Large Cap Blend Fund	$542,880	$-
MM Select T. Rowe Price Small and Mid Cap Blend Fund	8,165	142

121

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	8,852,037	$73,585,787	10,771,364	$129,404,750
Issued as reinvestment of dividends	24,604,413	164,357,477	5,565,898	64,954,022
Redeemed	(12,305,797)	(99,228,336)	(67,895,704)	(834,020,415)

Net increase (decrease)	21,150,653	$138,714,928	(51,558,442)	$(639,661,643)

MM Select T. Rowe Price Bond Asset Fund Class I*
Sold	13,960,175	$137,377,883	55,536,825	$552,517,728
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(9,509,217)	(93,356,052)	(3,996,793)	(39,706,702)

Net increase (decrease)	4,450,958	$44,021,831	51,540,032	$512,811,026

MM Select T. Rowe Price Emerging Markets Bond Fund Class I*
Sold	3,198,254	$30,182,372	8,621,939	$84,626,103
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(414,139)	(3,904,831)	(838,419)	(8,250,487)

Net increase (decrease)	2,784,115	$26,277,541	7,783,520	$76,375,616

MM Select T. Rowe Price Large Cap Blend Fund Class I*
Sold	22,917,087	$233,436,220	89,841,026	$943,711,125
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,086,305)	(30,972,228)	(4,960,844)	(52,223,536)

Net increase (decrease)	19,830,782	$202,463,992	84,880,182	$891,487,589

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I*
Sold	3,747,255	$37,432,965	13,058,096	$130,895,875
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,437,726)	(14,357,820)	(1,511,559)	(15,233,701)

Net increase (decrease)	2,309,529	$23,075,145	11,546,537	$115,662,174

MM Select T. Rowe Price Real Assets Fund Class I*
Sold	1,467,751	$14,650,677	6,037,890	$62,688,761
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(197,892)	(1,941,078)	(243,634)	(2,538,083)

Net increase (decrease)	1,269,859	$12,709,599	5,794,256	$60,150,678

MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I*
Sold	11,327,971	$118,489,554	43,927,856	$468,017,996
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,453,362)	(14,810,911)	(2,696,389)	(29,538,623)

Net increase (decrease)	9,874,609	$103,678,643	41,231,467	$438,479,373

122

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price U.S. Treasury Long-Term Fund Class I*
Sold	2,453,706	$24,506,983	11,894,450	$120,049,632
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,990,064)	(20,450,571)	(551,667)	(5,600,328)

Net increase (decrease)	463,642	$4,056,412	11,342,783	$114,449,304

*	Fund commenced operations on February 9, 2018.

6.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$425,786,371	$50,211,982	$(15,789,929)	$34,422,053
MM Select T. Rowe Price Bond Asset Fund	577,113,724	9,548,722	(4,493,933)	5,054,789
MM Select T. Rowe Price Emerging Markets Bond Fund	102,985,443	2,379,130	(2,499,746)	(120,616)
MM Select T. Rowe Price Large Cap Blend Fund	1,061,886,923	93,397,116	(23,458,250)	69,938,866
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	137,526,949	1,654,853	(316,479)	1,338,374
MM Select T. Rowe Price Real Assets Fund	72,471,967	5,481,410	(3,724,417)	1,756,993
MM Select T. Rowe Price Small and Mid Cap Blend Fund	550,730,351	51,371,180	(33,857,154)	17,514,026
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	120,727,283	6,277,924	(4,452)	6,273,472

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2018, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Bond Asset Fund	$2,490,303	$631,189
MM Select T. Rowe Price Emerging Markets Bond Fund	512,220	33,814
MM Select T. Rowe Price Large Cap Blend Fund	4,127,229	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	337,710	23,576
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	56,764	29,626

123

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Equity Asset Fund	$51,017,000	$13,937,023	$-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2018, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, deferred Trustee compensation, partnership basis adjustments, corporate action basis adjustments, and defaulted bond income accruals.

At September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Equity Asset Fund	$27,059,096	$131,751,167	$(49,936)	$65,712,543
MM Select T. Rowe Price Bond Asset Fund	12,837,037	(3,121,492)	(7,321)	(10,433,365)
MM Select T. Rowe Price Emerging Markets Bond Fund	1,819,954	(546,034)	(952)	(2,644,503)
MM Select T. Rowe Price Large Cap Blend Fund	5,106,161	(4,127,229)	(13,002)	30,596,798
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,071,284	(361,286)	(1,753)	(858,794)
MM Select T. Rowe Price Real Assets Fund	958,744	5,927	(885)	45,910
MM Select T. Rowe Price Small and Mid Cap Blend Fund	6,884,700	126,631	(6,545)	27,545,975
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	1,569,609	(86,390)	(1,551)	(2,136,468)

The Funds did not have any unrecognized tax benefits at March 31, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

124

Notes to Financial Statements (Unaudited) (Continued)

8.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

125

Other Information (Unaudited)

Proxy	Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly	Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Trustees’	Approval of Investment Advisory Contracts

At their meeting in December 2018, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the MM Select T. Rowe Price Bond Asset Fund in order to lower the subadvisory fee. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price on behalf of the MM Select T. Rowe Price Bond Asset Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreement (the “Amended Agreement”) are not excessive and the subadvisory fee amounts under the Amended Agreement are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreement became effective on January 1, 2019.

At their meeting in March 2019, the Trustees, including the Independent Trustees, reviewed and approved a proposal to amend the subadvisory agreements with T. Rowe Price for the MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MM Select T. Rowe Price U.S. Treasury Long-Term Fund to modify the transitional credit language in each agreement. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers and concluded that the modified transitional credit language was appropriate and in the best interests of each Fund. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of each such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The amended subadvisory agreements became effective on April 1, 2019.

126

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2019:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.28%	$976.20	$1.36	$1,023.30	$1.40
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.40%	1045.90	2.02	1,022.70	1.99
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.70%	1045.20	3.53	1,021.20	3.49
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.56%	1002.90	2.77	1,021.90	2.79
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.16%	1017.30	0.80	1,023.90	0.80
MM Select T. Rowe Price Real Assets Fund
Class I	1,000	0.61%	1014.50	3.03	1,021.60	3.04

127

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	$1,000	0.65%	$973.60	$3.16	$1,021.50	$3.24
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Class I	1,000	0.16%	1088.80	0.82	1,023.90	0.80

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2019, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

128

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44647-02

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/23/2019

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock , Treasurer and Principal Financial Officer

Date	5/23/2019